OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2013
Estimated average burden	5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2012

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small Cap Equity Fund (formerly, Russell U.S. Small & Mid Cap Fund)	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund (formerly, Russell Global Credit Strategies Fund)	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	A, C, E, S

Real Asset Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 36 different investment portfolios referred to as Funds. This Quarterly Report reports on 19 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2012 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.1%
Consumer Discretionary - 16.2%
Aegean Marine Petroleum Network, Inc.	304,135	1,548
Amazon.com, Inc. (Æ)	185,785	36,124
Apollo Group, Inc. Class A (Æ)(Ñ)	215,309	11,284
AutoZone, Inc. (Æ)	21,800	7,584
Bed Bath & Beyond, Inc. (Æ)(Ñ)	118,890	7,217
Big Lots, Inc. (Æ)	111,450	4,401
BorgWarner, Inc. (Æ)(Ñ)	24,100	1,799
Carnival Corp. (Ñ)	164,535	4,969
CBS Corp. Class B	240,700	6,855
Chipotle Mexican Grill, Inc. Class A (Æ)	6,700	2,461
Coach, Inc.	55,900	3,916
Comcast Corp. Class A (Æ)	1,182,354	30,371
eBay, Inc. (Æ)	1,098,366	34,708
Estee Lauder Cos., Inc. (The) Class A	102,252	5,924
Ford Motor Co. (Ñ)	623,776	7,747
General Motors Co. (Æ)	195,300	4,691
Hanesbrands, Inc. (Æ)	137,800	3,390
Home Depot, Inc.	348,693	15,479
International Game Technology	315,900	5,032
JC Penney Co., Inc. (Ñ)	51,065	2,122
Johnson Controls, Inc.	1,046,011	33,232
KB Home (Ñ)	394,158	3,555
Las Vegas Sands Corp.	495,000	24,309
Lear Corp.	275,500	11,543
Limited Brands, Inc. (Ñ)	254,300	10,645
Lowe’s Cos., Inc.	659,500	17,694
Lululemon Athletica, Inc. (Æ)	29,600	1,869
Macy’s, Inc.	345,588	11,643
Marriott International, Inc. Class A (Ñ)	59,525	2,051
McDonald’s Corp.	69,300	6,864
MGM Resorts International (Æ)(Ñ)	78,200	1,021
Michael Kors Holdings, Ltd. (Æ)	24,391	755
Newell Rubbermaid, Inc.	475,200	8,777
Nike, Inc. Class B	66,500	6,915
NVR, Inc. (Æ)	18,322	12,702
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	243,425	2,059
priceline.com, Inc. (Æ)	14,443	7,647
Snap-on, Inc.	87,665	4,954
Stanley Black & Decker, Inc.	130,200	9,137
Starbucks Corp.	694,272	33,277
Starwood Hotels & Resorts Worldwide, Inc. (ö)	306,100	16,603
Tesla Motors, Inc. (Æ)(Ñ)	89,100	2,590
Tiffany & Co.	75,100	4,791
Time Warner, Inc.	1,155,280	42,815
Toll Brothers, Inc. (Æ)(Ñ)	311,590	6,796
Tractor Supply Co.	22,400	1,809
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	27,400	2,088
VF Corp.	54,278	7,137
Viacom, Inc. Class B	644,494	30,317
VistaPrint NV (Æ)(Ñ)	145,500	5,206
Wal-Mart Stores, Inc.	898,817	55,151
Walt Disney Co. (The)	160,400	6,240
Yum! Brands, Inc.	416,150	26,355

		616,169

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	568,550	16,278
Cia de Bebidas das Americas - ADR	525,600	19,127
Coca-Cola Co. (The)	615,441	41,561
Colgate-Palmolive Co.	240,441	21,813
CVS Caremark Corp.	328,400	13,711
Energizer Holdings, Inc. (Æ)	137,800	10,627
General Mills, Inc.	155,700	6,201
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	16,700	891
Hershey Co. (The)	65,394	3,994
Molson Coors Brewing Co. Class B	317,031	13,597
PepsiCo, Inc.	290,300	19,064
Procter & Gamble Co. (The)	730,500	46,051
Ralcorp Holdings, Inc. (Æ)	105,060	9,187
Safeway, Inc. (Ñ)	333,538	7,331
Sysco Corp.	274,300	8,259
Whole Foods Market, Inc. (Ñ)	150,370	11,132

		248,824

Energy - 10.2%
Alpha Natural Resources, Inc. (Æ)	103,779	2,088
Anadarko Petroleum Corp.	178,800	14,433
Apache Corp.	127,833	12,640
Arch Coal, Inc. (Ñ)	775,129	11,185
Baker Hughes, Inc.	45,000	2,211
BP PLC - ADR	126,460	5,806
Cabot Oil & Gas Corp.	171,470	5,470
Chesapeake Energy Corp.	291,135	6,152
Chevron Corp.	186,016	19,174
ConocoPhillips	433,819	29,591
Consol Energy, Inc.	670,205	23,953
Devon Energy Corp.	232,061	14,808
Dresser-Rand Group, Inc. (Æ)	94,400	4,836
Ensco PLC - ADR	72,120	3,796
EQT Corp.	62,766	3,171
Exxon Mobil Corp.	515,700	43,185
FMC Technologies, Inc. (Æ)	36,200	1,850
Forest Oil Corp. (Æ)(Ñ)	456,200	5,931
Halliburton Co.	291,976	10,739
Hess Corp.	212,900	11,986
Marathon Petroleum Corp.	396,475	15,153
National Oilwell Varco, Inc.	441,890	32,691
Noble Corp. (Æ)	82,200	2,864
Noble Energy, Inc.	37,400	3,765
Occidental Petroleum Corp.	256,200	25,561
Peabody Energy Corp.	334,780	11,413
Range Resources Corp.	97,900	5,631
Schlumberger, Ltd.	460,122	34,587
Southwestern Energy Co. (Æ)	292,600	9,112
Valero Energy Corp.	241,395	5,791
Weatherford International, Ltd. (Æ)	474,300	7,940

		387,513

Financial Services - 14.9%
ACE, Ltd.	264,677	18,422
Allstate Corp. (The)	487,064	14,052

Russell U.S. Core Equity Fund	1

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amarin Corp PLC - ADR (Æ)(Ñ)	342,700	2,796
American Express Co.	280,100	14,044
American Tower Corp	47,500	3,017
Ameriprise Financial, Inc.	263,134	14,091
Assured Guaranty, Ltd. (Ñ)	341,339	5,294
Bank of New York Mellon Corp. (The) (Ñ)	347,800	7,001
BB&T Corp.	631,400	17,168
BlackRock, Inc. Class A	80,050	14,569
Brown & Brown, Inc.	38,219	871
Capital One Financial Corp.	580,551	26,560
Citigroup, Inc.	1,057,150	32,476
Discover Financial Services	274,972	7,474
Goldman Sachs Group, Inc. (The)	52,500	5,852
Hartford Financial Services Group, Inc.	731,500	12,816
Huntington Bancshares, Inc.	478,050	2,730
iShares Russell 1000 Value Index Fund (Ñ)	14,473	954
Janus Capital Group, Inc. (Ñ)	625,400	4,922
Jefferies Group, Inc. (Ñ)	214,100	3,256
JPMorgan Chase & Co.	2,221,512	82,862
Lincoln National Corp. (Ñ)	319,220	6,876
Mastercard, Inc. Class A	26,937	9,578
MetLife, Inc.	1,159,743	40,974
Morgan Stanley (Ñ)	224,100	4,179
PNC Financial Services Group, Inc.	254,513	14,996
Prudential Financial, Inc.	452,315	25,891
Regions Financial Corp. (Ñ)	1,033,950	5,397
RenaissanceRe Holdings, Ltd.	94,743	6,927
State Street Corp.	449,300	17,604
Sunstone Hotel Investors, Inc. (Æ)(Ñ)(ö)	667,520	6,201
SunTrust Banks, Inc.	627,198	12,901
Travelers Cos., Inc. (The)	146,318	8,530
Visa, Inc. Class A	290,613	29,247
Wells Fargo & Co.	2,686,016	78,459
Willis Group Holdings PLC	3,610	140
XL Group PLC Class A	271,350	5,500

		564,627

Health Care - 11.7%
Abbott Laboratories	94,900	5,139
Alexion Pharmaceuticals, Inc. (Æ)	44,800	3,439
Allergan, Inc.	159,181	13,994
AmerisourceBergen Corp. Class A	142,500	5,553
Amgen, Inc.	377,631	25,645
Baxter International, Inc.	244,300	13,554
Biogen Idec, Inc. (Æ)	79,600	9,386
Brookdale Senior Living, Inc. Class A (Æ)	391,995	6,899
Cardinal Health, Inc.	70,500	3,034
Celgene Corp. (Æ)	93,200	6,776
Cerner Corp. (Æ)	431,591	26,280
Community Health Systems, Inc. (Æ)(Ñ)	389,400	7,282
Covidien PLC	299,250	15,411
Dentsply International, Inc. (Ñ)	264,000	9,963
Express Scripts, Inc. Class A (Æ)	66,300	3,392
Gilead Sciences, Inc. (Æ)	248,339	12,129
Hospira, Inc. (Æ)(Ñ)	65,000	2,240
Intuitive Surgical, Inc. (Æ)	27,200	12,509
Johnson & Johnson	253,058	16,679

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc. (Æ)	31,500	1,954
Medtronic, Inc.	192,101	7,409
Merck & Co., Inc.	734,706	28,110
Mylan, Inc. (Æ)	810,347	16,815
Novo Nordisk A/S - ADR	118,200	14,087
Perrigo Co.	72,000	6,883
Pfizer, Inc.	5,113,409	109,427
Quest Diagnostics, Inc.	179,000	10,396
Sanofi - ADR	420,600	15,617
Stryker Corp.	57,500	3,187
Teva Pharmaceutical Industries, Ltd. - ADR	138,800	6,264
UnitedHealth Group, Inc.	293,550	15,203
Valeant Pharmaceuticals International, Inc. (Æ)	121,000	5,867
Warner Chilcott PLC Class A (Æ)	251,300	4,239
Watson Pharmaceuticals, Inc. Class B (Æ)	11,105	651

		445,413

Materials and Processing - 4.4%
Air Products & Chemicals, Inc.	79,000	6,954
Ball Corp.	221,048	8,678
Celanese Corp. Class A	104,300	5,081
Ecolab, Inc.	348,052	21,036
EI du Pont de Nemours & Co.	48,500	2,468
Freeport-McMoRan Copper & Gold, Inc.	269,100	12,435
International Paper Co.	77,150	2,403
LyondellBasell Industries NV Class A	75,925	3,272
Masco Corp.	103,800	1,253
Monsanto Co.	771,208	63,278
Mosaic Co. (The)	98,900	5,536
Newmont Mining Corp.	193,300	11,884
Praxair, Inc.	90,300	9,590
Precision Castparts Corp. (Ñ)	30,200	4,943
Sherwin-Williams Co. (The)	19,300	1,882
Teck Resources, Ltd. Class B (Æ)	123,800	5,239

		165,932

Producer Durables - 9.2%
Accenture PLC Class A (Ñ)	103,700	5,946
AECOM Technology Corp. (Æ)(Ñ)	131,900	3,019
Automatic Data Processing, Inc.	396,681	21,730
Boeing Co. (The)	502,164	37,251
Caterpillar, Inc.	169,200	18,463
Corrections Corp. of America (Æ)	474,448	11,164
Cummins, Inc. (Ñ)	164,200	17,077
Danaher Corp.	204,500	10,738
Danone - ADR (Ñ)	1,144,300	14,189
Deere & Co.	100,645	8,671
Delta Air Lines, Inc. (Æ)	188,000	1,983
Dover Corp.	153,530	9,735
Eaton Corp.	108,900	5,339
FedEx Corp. (Ñ)	123,400	11,290
General Electric Co.	1,594,250	29,828
Honeywell International, Inc.	769,385	44,655
Ingersoll-Rand PLC	124,150	4,338
Joy Global, Inc.	93,370	8,468
Lexmark International, Inc. Class A (Ñ)	164,300	5,734

2	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Magna International, Inc. Class A	155,660	6,435
Manpower, Inc.	59,300	2,379
Monster Worldwide, Inc. (Æ)(Ñ)	318,020	2,290
Navistar International Corp. (Æ)	174,283	7,545
Norfolk Southern Corp.	142,900	10,317
PACCAR, Inc.	43,600	1,927
Pentair, Inc. (Ñ)	207,201	7,629
Raytheon Co.	255,858	12,279
Republic Services, Inc. Class A (Ñ)	113,200	3,315
Spirit Aerosystems Holdings, Inc. Class A (Æ)(Ñ)	296,400	6,740
Terex Corp. (Æ)(Ñ)	145,965	2,890
Union Pacific Corp. (Ñ)	31,000	3,544
United Continental Holdings, Inc. (Æ)(Ñ)	337,200	7,789
United Technologies Corp.	64,600	5,061

		349,758

Technology - 18.4%
Altera Corp.	163,100	6,490
Analog Devices, Inc.	180,800	7,075
Apple, Inc. (Æ)	228,167	104,154
Applied Materials, Inc.	1,973,460	24,234
Avago Technologies, Ltd.	167,900	5,698
Avnet, Inc. (Æ)	149,975	5,230
BCE, Inc. (Ñ)	92,200	3,762
Broadcom Corp. Class A	97,700	3,355
Check Point Software Technologies, Ltd. (Æ)	87,600	4,931
Cisco Systems, Inc.	3,801,983	74,633
Citrix Systems, Inc. (Æ)	106,100	6,919
Cognizant Technology Solutions Corp. Class A (Æ)	89,727	6,438
Dell, Inc. (Æ)	871,102	15,009
Electronic Arts, Inc. (Æ)	160,600	2,982
EMC Corp. (Æ)	618,700	15,938
Google, Inc. Class A (Æ)	95,297	55,283
Hewlett-Packard Co.	159,600	4,465
Intel Corp.	521,512	13,778
International Business Machines Corp.	119,126	22,944
Marvell Technology Group, Ltd. (Æ)	268,100	4,163
Maxim Integrated Products, Inc.	253,600	6,807
MEMC Electronic Materials, Inc. (Æ)	570,610	2,608
Microsoft Corp.	2,729,683	80,607
NetApp, Inc. (Æ)	88,865	3,354
NXP Semiconductor NV (Æ)(Ñ)	119,700	2,541
Oracle Corp.	1,007,197	28,403
QUALCOMM, Inc.	651,790	38,338
Rackspace Hosting, Inc. (Æ)(Ñ)	68,500	2,973
Red Hat, Inc. (Æ)	473,232	21,944
Salesforce.com, Inc. (Æ)	137,076	16,010
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	330,400	4,652
Teradata Corp. (Æ)(Ñ)	63,400	3,396
Texas Instruments, Inc. (Ñ)	1,796,787	58,180
VeriFone Systems, Inc. (Æ)	88,500	3,779

	Principal Amount ($) or Shares		Market Value $
VMware, Inc. Class A (Æ)	70,200		6,407
Vodafone Group PLC - ADR (Ñ)	1,106,450		29,974
Xilinx, Inc.	89,700		3,216

			700,670

Utilities - 0.6%
FirstEnergy Corp.	86,743		3,662
GenOn Energy, Inc. (Æ)	1,730,470		3,686
NII Holdings, Inc. (Æ)	41,300		831
Verizon Communications, Inc.	168,600		6,349
Xylem, Inc.	262,700		6,807

			21,335

Total Common Stocks (cost $3,021,566)			3,500,241

Short-Term Investments - 6.0%
Russell U.S. Cash Management Fund	227,140,815	(¥)	227,141

Total Short-Term Investments (cost $227,141)			227,141

Other Securities - 1.0%
Russell Investment Company Liquidating Trust (×)	3,276,885	(¥)	3,331
Russell U.S. Cash Collateral Fund (×)	35,770,194	(¥)	35,770

Total Other Securities (cost $39,047)			39,101

Total Investments - 99.1% (identified cost $3,287,754)			3,766,483

Other Assets and Liabilities, Net - 0.9%			33,313

Net Assets - 100.0%			3,799,796

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	343	USD	24,843	03/12	1,111
S&P 500 E-Mini Index Futures (CME)	3,675	USD	240,382	03/12	5,447
S&P 500 Index Futures (CME)	90	USD	29,435	03/12	1,336

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7,894

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$616,169	$—	$—	$616,169
Consumer Staples	248,824	—	—	248,824
Energy	387,513	—	—	387,513
Financial Services	564,627	—	—	564,627
Health Care	445,413	—	—	445,413
Materials and Processing	165,932	—	—	165,932
Producer Durables	349,758	—	—	349,758
Technology	700,670	—	—	700,670
Utilities	21,335	—	—	21,335
Short-Term Investments	—	227,141	—	227,141
Other Securities	—	39,101	—	39,101

Total Investments	3,500,241	266,242	—	3,766,483

Other Financial Instruments
Futures Contracts	7,894	—	—	7,894

Total Other Financial Instruments*	$7,894	$—	$—	$7,894

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 105.9%
Consumer Discretionary - 15.5%
Aaron’s, Inc. Class A	31,400	836
Abercrombie & Fitch Co. Class A	95,400	4,383
Advance Auto Parts, Inc.	35,700	2,736
Amazon.com, Inc. (Æ)	28,851	5,610
AMC Networks, Inc. Class A (Æ)	128,231	5,483
Apollo Group, Inc. Class A (Æ)	225,800	11,834
Arbitron, Inc.	22,166	792
AutoNation, Inc. (Æ)	13,800	493
AutoZone, Inc. (Æ)(Û)	68,690	23,896
Bed Bath & Beyond, Inc. (Æ)	81,300	4,935
Best Buy Co., Inc.	77,200	1,849
Big Lots, Inc. (Æ)	5,900	233
BorgWarner, Inc. (Æ)	12,200	910
Bridgepoint Education, Inc. (Æ)	69,619	1,712
Brinker International, Inc.	4,700	121
Cablevision Systems Corp. Class A	250,260	3,641
CBS Corp. Class B	281,700	8,023
Charter Communications, Inc. Class A (Æ)	21,400	1,233
Chico’s FAS, Inc.	46,700	534
Chipotle Mexican Grill, Inc. Class A (Æ)(Û)	14,320	5,260
Coach, Inc. (Û)	309,743	21,697
Comcast Corp. Class A (Û)	322,900	8,586
Costco Wholesale Corp. (Û)	69,500	5,718
Darden Restaurants, Inc.	21,600	991
DeVry, Inc.	24,300	918
Dillard’s, Inc. Class A	9,000	398
DIRECTV, Inc. Class A (Æ)(Û)	637,643	28,700
Discovery Communications, Inc. Class A (Æ)	58,200	2,496
DISH Network Corp. Class A	153,800	4,294
Dollar General Corp. (Æ)	51,139	2,179
Dollar Tree, Inc. (Æ)(Û)	91,126	7,728
DR Horton, Inc.	42,000	585
DSW, Inc. Class A	29,500	1,474
eBay, Inc. (Æ)	396,691	12,535
Estee Lauder Cos., Inc. (The) Class A (Û)	365,242	21,158
Expedia, Inc.	38,858	1,258
Express, Inc. (Æ)	66,961	1,449
Family Dollar Stores, Inc.	16,700	932
Foot Locker, Inc.	462,612	12,139
Ford Motor Co.	11,000	137
Fortune Brands Home & Security, Inc. (Æ)	59,735	1,109
Fossil, Inc. (Æ)	21,100	2,006
GameStop Corp. Class A	42,800	1,000
General Motors Co. (Æ)(Û)	233,700	5,613
Genuine Parts Co.	600	38
Goodyear Tire & Rubber Co. (The) (Æ)	420,200	5,463
Group 1 Automotive, Inc.	32,125	1,714
H&R Block, Inc.	108,600	1,777
Hanesbrands, Inc. (Æ)	6,600	162
Harley-Davidson, Inc.	3,200	141
Harman International Industries, Inc.	132,900	5,608
Hertz Global Holdings, Inc. (Æ)	55,700	758
Home Depot, Inc.	191,264	8,490
International Game Technology	36,400	580

	Principal Amount ($) or Shares	Market Value $
ITT Educational Services, Inc. (Æ)	59,010	3,887
JC Penney Co., Inc.	500	21
John Wiley & Sons, Inc. Class A	21,100	958
Lear Corp.	177,544	7,439
Lennar Corp. Class A	17,700	380
Liberty Global, Inc. Class A (Æ)	32,700	1,500
Liberty Media Corp. - Liberty Capital Class A (Æ)	25,138	2,072
Limited Brands, Inc. (Û)	281,934	11,802
LKQ Corp. (Æ)	22,800	743
Lowe’s Cos., Inc.	73,400	1,969
Macy’s, Inc.	358,900	12,091
Marriott International, Inc. Class A	87,505	3,015
McDonald’s Corp.	66,730	6,610
McGraw-Hill Cos., Inc. (The) (Û)	173,531	7,982
Netflix, Inc. (Æ)	3,700	445
News Corp. Class A	6,900	130
Nielsen Holdings NV (Æ)	12,000	348
Nike, Inc. Class B	161,079	16,751
Nordstrom, Inc.	5,200	257
Nu Skin Enterprises, Inc. Class A	108,300	5,410
NVR, Inc. (Æ)	300	208
Omnicom Group, Inc.	7,000	319
Orchard Supply Hardware Stores Corp. Class A (Æ)	252	5
O’Reilly Automotive, Inc. (Æ)	12,400	1,011
Panera Bread Co. Class A (Æ)	4,633	687
Penn National Gaming, Inc. (Æ)	9,900	405
PetSmart, Inc.	119,368	6,353
Polaris Industries, Inc.	94,572	6,090
priceline.com, Inc. (Æ)	2,500	1,324
PulteGroup, Inc. (Æ)	93,400	696
PVH Corp.	2,900	224
Ralph Lauren Corp. Class A	10,700	1,626
Ross Stores, Inc.	60,000	3,049
Sally Beauty Holdings, Inc. (Æ)	8,400	173
Scholastic Corp.	17,800	525
Sears Holdings Corp. (Æ)	11,100	468
Snap-on, Inc.	1,400	79
Starbucks Corp.	98,269	4,710
Target Corp.	54,742	2,781
TE Connectivity, Ltd.	17,600	600
Tempur-Pedic International, Inc. (Æ)	26,600	1,774
Tiffany & Co.	2,500	160
Time Warner Cable, Inc. (Û)	188,360	13,886
Time Warner, Inc.	3,600	133
TJX Cos., Inc. (Û)	77,200	5,260
Toll Brothers, Inc. (Æ)	9,200	201
Tractor Supply Co.	21,200	1,712
TripAdvisor, Inc. (Æ)	39,158	1,289
True Religion Apparel, Inc. (Æ)	43,000	1,558
TRW Automotive Holdings Corp. (Æ)	117,700	4,416
Tupperware Brands Corp.	45,105	2,834
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	89,900	6,852
VF Corp.	15,500	2,038
Viacom, Inc. Class B (Û)	210,343	9,895
Virgin Media, Inc.	64,537	1,539

Russell U.S. Quantitative Equity Fund	5

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wal-Mart Stores, Inc.	149,900	9,198
Walt Disney Co. (The)	22,610	880
Washington Post Co. (The) Class B	800	303
Weight Watchers International, Inc.	10,500	799
Wendy’s Co. (The)	85,000	399
Wyndham Worldwide Corp.	229,500	9,125
Wynn Resorts, Ltd.	9,900	1,141
Yum! Brands, Inc.	44,200	2,799

		447,679

Consumer Staples - 10.3%
Altria Group, Inc.	129,800	3,686
Andersons, Inc. (The)	11,000	446
Bunge, Ltd.	89,446	5,123
Campbell Soup Co. (Û)	22,300	707
Church & Dwight Co., Inc.	122,702	5,567
Clorox Co. (The)	40,862	2,806
Coca-Cola Co. (The)	116,258	7,851
Coca-Cola Enterprises, Inc. (Û)	126,100	3,378
Colgate-Palmolive Co. (Û)	245,669	22,287
ConAgra Foods, Inc. (Û)	510,900	13,626
Constellation Brands, Inc. Class A (Æ)	116,460	2,434
Corn Products International, Inc.	9,900	549
CVS Caremark Corp. (Û)	260,700	10,884
Dean Foods Co. (Æ)	538,959	5,799
Dr Pepper Snapple Group, Inc.	688,792	26,739
Energizer Holdings, Inc. (Æ)	2,300	177
Flowers Foods, Inc.	194,200	3,758
General Mills, Inc.	6,000	239
Green Mountain Coffee Roasters, Inc. (Æ)	7,700	411
Herbalife, Ltd.	147,300	8,526
Hershey Co. (The) (Û)	135,000	8,246
HJ Heinz Co. (Û)	70,400	3,650
Hormel Foods Corp.	50,800	1,462
JM Smucker Co. (The)	16,300	1,284
Kellogg Co.	30,200	1,495
Kimberly-Clark Corp.	2,000	143
Kraft Foods, Inc. Class A	61,000	2,336
Kroger Co. (The) (Û)	419,818	9,975
Lorillard, Inc. (Û)	90,300	9,697
McCormick & Co., Inc.	18,500	935
Mead Johnson Nutrition Co. Class A	97,724	7,240
Monster Beverage Corp (Æ)(Û)	128,110	13,389
PepsiCo, Inc.	63,571	4,175
Philip Morris International, Inc. (Û)	650,871	48,666
Procter & Gamble Co. (The) (Û)	338,041	21,310
Ralcorp Holdings, Inc. (Æ)	19,900	1,740
Reynolds American, Inc.	36,500	1,432
Safeway, Inc.	3,900	86
Sara Lee Corp.	479,264	9,178
Smithfield Foods, Inc. (Æ)	160,700	3,588
SUPERVALU, Inc.	454,100	3,138
Sysco Corp.	19,800	596
Tyson Foods, Inc. Class A	639,530	11,921
Walgreen Co. (Û)	149,000	4,971
Whole Foods Market, Inc. (Û)	31,000	2,295

		297,941

	Principal Amount ($) or Shares	Market Value $
Energy - 13.7%
Anadarko Petroleum Corp.	8,400	678
Apache Corp.	863	85
Atwood Oceanics, Inc. (Æ)	6,900	317
Baker Hughes, Inc.	48,119	2,364
Cabot Oil & Gas Corp.	170,600	5,442
Cameron International Corp. (Æ)	2,600	138
CARBO Ceramics, Inc.	2,500	243
Chesapeake Energy Corp.	22,200	469
Chevron Corp. (Û)	622,970	64,216
Cloud Peak Energy, Inc. (Æ)	73,200	1,387
Concho Resources, Inc. (Æ)	600	64
ConocoPhillips (Û)	338,812	23,110
Consol Energy, Inc.	4,100	147
Continental Resources, Inc. (Æ)	2,100	169
Core Laboratories NV	9,470	1,006
Denbury Resources, Inc. (Æ)	18,700	353
Devon Energy Corp.	6,800	434
Diamond Offshore Drilling, Inc.	58,200	3,626
Dresser-Rand Group, Inc. (Æ)	6,700	343
El Paso Corp.	314,322	8,446
EOG Resources, Inc.	1,300	138
EQT Corp.	49,000	2,475
Exxon Mobil Corp. (Û)	886,414	74,228
FMC Technologies, Inc. (Æ)	1,800	92
Forest Oil Corp. (Æ)	128,494	1,670
Halliburton Co. (Û)	517,535	19,035
Helmerich & Payne, Inc.	82,400	5,085
Hess Corp. (Û)	60,600	3,412
HollyFrontier Corp.	278,480	8,171
Hubbell, Inc. Class B	9,600	691
Kinder Morgan, Inc.	8,000	260
Marathon Oil Corp. (Û)	827,274	25,968
Marathon Petroleum Corp. (Û)	520,725	19,902
Murphy Oil Corp. (Û)	129,400	7,712
Nabors Industries, Ltd. (Æ)	275,000	5,120
National Oilwell Varco, Inc.	31,300	2,316
Noble Energy, Inc. (Û)	42,600	4,289
Occidental Petroleum Corp.	1,700	170
Oceaneering International, Inc.	180,795	8,785
Oil States International, Inc. (Æ)	12,600	1,004
Parker Drilling Co. (Æ)	127,826	831
Patterson-UTI Energy, Inc.	435,410	8,216
Peabody Energy Corp.	98,286	3,351
Pioneer Natural Resources Co.	6,100	606
Plains Exploration & Production Co. (Æ)	24,100	909
QEP Resources, Inc.	75,100	2,151
Range Resources Corp. (Û)	111,100	6,390
Rosetta Resources, Inc. (Æ)	14,800	710
Rowan Cos., Inc. (Æ)	3,100	105
SandRidge Energy, Inc. (Æ)	128,700	1,001
Schlumberger, Ltd.	46,439	3,491
SM Energy Co.	78,911	5,727
Southwestern Energy Co. (Æ)	17,100	532
Spectra Energy Corp.	19,800	624
Sunoco, Inc.	48,600	1,864
Superior Energy Services, Inc. (Æ)	161,800	4,613

6	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tesoro Corp. (Æ)	219,600	5,497
Ultra Petroleum Corp. (Æ)	15,200	365
Unit Corp. (Æ)	2,500	113
Valero Energy Corp. (Û)	1,292,233	31,001
Western Refining, Inc.	59,500	984
Whiting Petroleum Corp. (Æ)	63,676	3,190
Williams Cos., Inc. (The)	353,107	10,177
WPX Energy Inc (Æ)	121,735	2,006

		398,014

Financial Services - 13.9%
ACE, Ltd. (Û)	169,700	11,811
Affiliated Managers Group, Inc. (Æ)	7,963	800
Aflac, Inc.	87,424	4,216
Alleghany Corp. (Æ)	2,500	723
Alliance Data Systems Corp. (Æ)	14,800	1,640
Allied World Assurance Co. Holdings AG	75,683	4,657
Allstate Corp. (The) (Û)	70,900	2,045
American Capital Agency Corp. (ö)	2,800	82
American Capital, Ltd. (Æ)	31,000	255
American Express Co.	381,048	19,106
American Financial Group, Inc.	69,096	2,534
American International Group, Inc. (Æ)	4,900	123
American Tower Corp	108,071	6,864
Ameriprise Financial, Inc.	251,168	13,450
Annaly Capital Management, Inc. (ö)	9,400	158
Aon Corp.	72,900	3,531
Arch Capital Group, Ltd. (Æ)	18,912	682
Aspen Insurance Holdings, Ltd.	89,305	2,372
Associated Banc-Corp.	56,200	700
Assurant, Inc.	142,768	5,654
AvalonBay Communities, Inc. (ö)	2,766	376
Axis Capital Holdings, Ltd.	76,528	2,356
Bank of New York Mellon Corp. (The) (Û)	263,400	5,302
BB&T Corp.	23,400	636
Berkshire Hathaway, Inc. Class B (Æ)	58,900	4,616
Boston Properties, Inc. (ö)	1,100	114
Broadridge Financial Solutions, Inc.	24,000	575
Brown & Brown, Inc.	3,900	89
Camden Property Trust (ö)	39,756	2,564
Capital One Financial Corp.	16,300	746
Capitol Federal Financial, Inc.	54,300	627
CBOE Holdings, Inc.	20,900	535
CBRE Group, Inc. Class A (Æ)	8,600	166
Charles Schwab Corp. (The) (Û)	309,646	3,607
Chubb Corp. (The) (Û)	103,800	6,997
Cincinnati Financial Corp.	4,900	160
Citigroup, Inc.	110,040	3,380
CNA Financial Corp.	4,362	120
Comerica, Inc.	7,900	219
Commerce Bancshares, Inc.	25,955	1,008
CommonWealth REIT (ö)	82,200	1,617
Cullen/Frost Bankers, Inc.	3,300	184
DDR Corp. (ö)	49,821	691
Digital Realty Trust, Inc. (ö)	11,300	801
Discover Financial Services	317,400	8,627
Douglas Emmett, Inc. (ö)	7,900	165

	Principal Amount ($) or Shares	Market Value $
Dun & Bradstreet Corp. (The)	2,000	166
E*Trade Financial Corp. (Æ)	161,069	1,319
East West Bancorp, Inc.	17,100	376
Endurance Specialty Holdings, Ltd.	30,646	1,146
Equifax, Inc.	79,986	3,117
Equity Residential (ö)	18,200	1,084
Erie Indemnity Co. Class A	2,600	199
Essex Property Trust, Inc. (ö)	3,400	490
Everest Re Group, Ltd.	60,223	5,143
Factset Research Systems, Inc.	32,405	2,862
Fair Isaac Corp.	60,400	2,189
Federal Realty Investment Trust (ö)	1,500	142
Fidelity National Financial, Inc. Class A	75,000	1,364
Fidelity National Information Services, Inc.	26,600	760
Fifth Third Bancorp (Û)	842,371	10,959
First American Financial Corp.	14,051	208
First Horizon National Corp.	41,000	358
First Niagara Financial Group, Inc.	46,700	447
Fiserv, Inc. (Æ)	17,100	1,075
Forest City Enterprises, Inc. Class A (Æ)	9,900	130
Franklin Resources, Inc.	1,100	117
Fulton Financial Corp.	174,700	1,623
Global Payments, Inc.	110,333	5,519
Goldman Sachs Group, Inc. (The)	2,500	279
Green Dot Corp. Class A (Æ)	39,080	1,109
Hanover Insurance Group, Inc. (The)	23,600	858
HCC Insurance Holdings, Inc.	34,100	947
Health Care REIT, Inc. (ö)	900	52
Hospitality Properties Trust (ö)	121,937	2,955
Huntington Bancshares, Inc.	831,494	4,748
Interactive Brokers Group, Inc. Class A	92,700	1,402
IntercontinentalExchange, Inc. (Æ)(Û)	25,620	2,933
Jones Lang LaSalle, Inc.	22,188	1,748
JPMorgan Chase & Co. (Û)	995,017	37,114
Kemper Corp.	12,000	357
KeyCorp	1,757,216	13,654
Lazard, Ltd. Class A	700	20
Legg Mason, Inc.	4,600	117
Leucadia National Corp.	69,600	1,932
Lincoln National Corp.	164,600	3,545
Loews Corp.	8,200	306
M&T Bank Corp.	2,500	199
Markel Corp. (Æ)	900	363
Marsh & McLennan Cos., Inc.	69,400	2,192
Mastercard, Inc. Class A (Û)	49,030	17,434
MBIA, Inc. (Æ)	16,300	201
MetLife, Inc.	6,600	233
Moody’s Corp.	133,100	4,955
Morgan Stanley	1,006,300	18,768
New York Community Bancorp, Inc.	11,500	146
NYSE Euronext	13,200	351
PartnerRe, Ltd. - ADR	68,900	4,507
People’s United Financial, Inc.	104,300	1,286
Piedmont Office Realty Trust, Inc. Class A (ö)	31,500	583
Plum Creek Timber Co., Inc. (ö)	13,100	508
PNC Financial Services Group, Inc.	161,700	9,527

Russell U.S. Quantitative Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Popular, Inc. (Æ)	512,804	805
Principal Financial Group, Inc.	4,900	134
Progressive Corp. (The)	29,700	602
ProLogis, Inc. (ö)	2,600	82
Protective Life Corp.	43,800	1,095
Prudential Financial, Inc. (Û)	45,400	2,599
Public Storage (ö)	30,290	4,206
Raymond James Financial, Inc.	35,541	1,244
Rayonier, Inc. (ö)	133,900	6,123
Regions Financial Corp.	459,100	2,397
Reinsurance Group of America, Inc. Class A	55,058	3,000
RenaissanceRe Holdings, Ltd.	5,600	409
Simon Property Group, Inc. (ö)	68,240	9,271
SL Green Realty Corp. (ö)	1,900	140
SLM Corp.	10,600	158
State Street Corp.	3,400	133
Symetra Financial Corp.	72,100	665
Taubman Centers, Inc. (ö)	13,917	933
TCF Financial Corp.	39,900	401
TD Ameritrade Holding Corp.	16,100	259
Torchmark Corp.	99,276	4,534
Total System Services, Inc.	187,400	4,018
Travelers Cos., Inc. (The) (Û)	202,700	11,817
UDR, Inc. (ö)	2,800	73
Unum Group	46,600	1,064
US Bancorp	132,800	3,748
Validus Holdings, Ltd.	70,859	2,272
Valley National Bancorp	33,700	402
Ventas, Inc. (ö)	25,591	1,492
Visa, Inc. Class A	62,100	6,250
Waddell & Reed Financial, Inc. Class A	97,816	2,685
Washington Federal, Inc.	30,700	484
Wells Fargo & Co. (Û)	671,911	19,627
Western Union Co. (The)	68,500	1,308
Weyerhaeuser Co. (ö)	73,800	1,477
White Mountains Insurance Group, Ltd.	1,100	496
WR Berkley Corp.	41,200	1,412
Zions Bancorporation	17,900	301

		401,919

Health Care - 12.8%
Abbott Laboratories	45,900	2,485
Aetna, Inc. (Û)	588,216	25,705
Alere, Inc. (Æ)	67,400	1,628
Alexion Pharmaceuticals, Inc. (Æ)	36,000	2,763
Align Technology, Inc. (Æ)	85,400	2,012
Allergan, Inc.	14,100	1,240
AMERIGROUP Corp. Class A (Æ)	13,300	905
AmerisourceBergen Corp. Class A (Û)	172,600	6,726
Amgen, Inc. (Û)	129,300	8,781
Amylin Pharmaceuticals, Inc. (Æ)	60,000	854
Auxilium Pharmaceuticals, Inc. (Æ)	114,506	2,275
Baxter International, Inc.	53,700	2,979
Becton Dickinson and Co.	5,900	463
Biogen Idec, Inc. (Æ)(Û)	172,031	20,286
Bio-Rad Laboratories, Inc. Class A (Æ)	1,500	152

	Principal Amount ($) or Shares	Market Value $
Boston Scientific Corp. (Æ)(Û)	947,200	5,645
Bristol-Myers Squibb Co.	165,000	5,320
Cardinal Health, Inc. (Û)	576,849	24,822
CareFusion Corp. (Æ)	183,000	4,383
Catalyst Health Solutions, Inc. (Æ)	3,800	208
Celgene Corp. (Æ)	117,300	8,528
Cepheid, Inc. (Æ)	8,925	393
Cerner Corp. (Æ)(Û)	104,220	6,346
Charles River Laboratories International, Inc. (Æ)	113,700	3,840
Cigna Corp.	220,790	9,898
Cooper Cos., Inc. (The)	16,600	1,198
Covance, Inc. (Æ)	14,000	613
Coventry Health Care, Inc. (Æ)	74,900	2,252
Covidien PLC	48,900	2,518
CR Bard, Inc.	59,600	5,514
DaVita, Inc. (Æ)	1,600	131
Dentsply International, Inc.	20,000	755
Edwards Lifesciences Corp. (Æ)	7,300	603
Eli Lilly & Co. (Û)	428,545	17,030
Endo Pharmaceuticals Holdings, Inc. (Æ)	54,000	2,007
Gen-Probe, Inc. (Æ)	14,900	997
Gilead Sciences, Inc. (Æ)(Û)	343,100	16,757
HCA Holdings, Inc. (Æ)	6,200	152
Health Net, Inc. (Æ)	10,508	397
Henry Schein, Inc. (Æ)	19,300	1,368
Hill-Rom Holdings, Inc.	14,687	485
Hologic, Inc. (Æ)	37,400	763
Humana, Inc. (Û)	302,882	26,963
IDEXX Laboratories, Inc. (Æ)	4,200	355
Illumina, Inc. (Æ)	10,900	564
Intuitive Surgical, Inc. (Æ)	10,000	4,599
Jazz Pharmaceuticals PLC (Æ)	34,500	1,604
Johnson & Johnson (Û)	229,400	15,120
Laboratory Corp. of America Holdings (Æ)	14,000	1,279
Lincare Holdings, Inc.	5,900	152
McKesson Corp.	172,500	14,097
Medco Health Solutions, Inc. (Æ)	61,978	3,844
Medicis Pharmaceutical Corp. Class A	27,000	893
Mednax, Inc. (Æ)	5,400	385
Medtronic, Inc.	29,200	1,126
Merck & Co., Inc.	153,231	5,863
Molina Healthcare, Inc. (Æ)	48,000	1,469
Mylan, Inc. (Æ)	40,400	838
Myriad Genetics, Inc. (Æ)	7,400	175
Omnicare, Inc.	35,500	1,165
PDL BioPharma, Inc.	119,708	765
Perrigo Co.	6,700	640
Pfizer, Inc. (Û)	1,247,209	26,690
Qiagen NV (Æ)	1,400	23
Quest Diagnostics, Inc.	21,400	1,243
Regeneron Pharmaceuticals, Inc. (Æ)	700	64
Sirona Dental Systems, Inc. (Æ)	6,600	319
St. Jude Medical, Inc.	66,300	2,765
Stryker Corp. (Û)	92,800	5,144
SXC Health Solutions Corp. (Æ)	3,300	208
Techne Corp.	12,300	839

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teleflex, Inc.	12,600	771
Thermo Fisher Scientific, Inc. (Æ)	13,000	688
Thoratec Corp. (Æ)	19,000	559
UnitedHealth Group, Inc. (Û)	243,500	12,611
Universal American Corp.	32,800	360
Universal Health Services, Inc. Class B	4,600	190
Varian Medical Systems, Inc. (Æ)	2,600	171
VCA Antech, Inc. (Æ)	6,200	139
Vertex Pharmaceuticals, Inc. (Æ)	27,300	1,009
Warner Chilcott PLC Class A (Æ)	295,700	4,988
Watson Pharmaceuticals, Inc. Class B (Æ)	101,981	5,979
WellCare Health Plans, Inc. (Æ)	59,700	3,568
WellPoint, Inc. (Û)	191,000	12,285
Zimmer Holdings, Inc.	101,408	6,161

		370,847

Materials and Processing - 4.7%
AbitibiBowater, Inc. (Æ)	24,600	356
Agrium, Inc.	47,200	3,788
Air Products & Chemicals, Inc.	2,600	229
Airgas, Inc.	89,470	7,062
Albemarle Corp.	2,700	174
Alcoa, Inc. (Û)	355,100	3,608
Allegheny Technologies, Inc.	2,600	118
Allied Nevada Gold Corp. (Æ)	1,000	36
Aptargroup, Inc.	7,000	367
Ashland, Inc.	9,800	618
Ball Corp.	49,100	1,928
Brown-Forman Corp. Class B - ADR	15,800	1,283
Carpenter Technology Corp.	16,400	861
Celanese Corp. Class A	16,200	789
CF Industries Holdings, Inc.	98,549	17,481
Chemtura Corp. (Æ)	22,800	320
Cliffs Natural Resources, Inc.	53,800	3,887
Crown Holdings, Inc. (Æ)	52,700	1,901
Domtar Corp.	19,400	1,676
Dow Chemical Co. (The)	3,500	117
Eastman Chemical Co.	128,000	6,441
Ecolab, Inc.	12,300	743
EI du Pont de Nemours & Co.	62,000	3,155
Fastenal Co.	26,600	1,242
Freeport-McMoRan Copper & Gold, Inc.	283,456	13,098
Huntsman Corp.	201,900	2,570
International Flavors & Fragrances, Inc.	12,500	698
International Paper Co.	210,433	6,553
LyondellBasell Industries NV Class A	312,380	13,464
MeadWestvaco Corp.	185,891	5,473
Molycorp, Inc. (Æ)	6,800	211
Monsanto Co.	13,800	1,132
Mosaic Co. (The)	700	39
Newmont Mining Corp.	3,300	203
Nucor Corp.	7,300	325
Owens Corning (Æ)	8,100	273
Owens-Illinois, Inc. (Æ)	5,700	137
PPG Industries, Inc. (Û)	168,339	15,080
Praxair, Inc.	14,300	1,519
Precision Castparts Corp.	1,700	278

	Principal Amount ($) or Shares	Market Value $
Reliance Steel & Aluminum Co.	2,300	122
Rockwood Holdings, Inc. (Æ)	6,000	303
Royal Gold, Inc.	12,400	944
Sealed Air Corp.	113,627	2,265
Sigma-Aldrich Corp.	5,500	374
Timken Co.	55,545	2,712
Titanium Metals Corp.	12,600	194
Valspar Corp.	57,800	2,499
WR Grace & Co. (Æ)	115,896	6,205

		134,851

Producer Durables - 10.9%
3M Co.	5,500	477
Accenture PLC Class A (Û)	164,800	9,450
AGCO Corp. (Æ)	233,900	11,913
Agilent Technologies, Inc.	21,600	917
Alliant Techsystems, Inc.	18,262	1,085
Ametek, Inc.	15,700	738
AO Smith Corp.	59,587	2,531
Automatic Data Processing, Inc.	62,200	3,407
Boeing Co. (The) (Û)	124,900	9,265
Booz Allen Hamilton Holding Corp. Class A (Æ)	28,400	500
Brink’s Co. (The)	7,700	217
Carlisle Cos., Inc.	20,500	978
Caterpillar, Inc.	208,401	22,741
CH Robinson Worldwide, Inc.	5,400	372
Chicago Bridge & Iron Co. NV	20,743	883
Cintas Corp.	51,200	1,897
Convergys Corp. (Æ)	36,539	486
Con-way, Inc.	140,616	4,463
Copa Holdings SA Class A	10,300	702
Copart, Inc. (Æ)	20,300	955
Corporate Executive Board Co. (The)	24,400	960
Crane Co.	3,200	154
CSX Corp. (Û)	319,600	7,207
Cummins, Inc.	2,900	302
Danaher Corp.	26,400	1,386
Deere & Co.	33,000	2,843
Delta Air Lines, Inc. (Æ)	804,300	8,485
Dover Corp.	26,700	1,693
EMCOR Group, Inc.	55,700	1,606
FedEx Corp.	156,991	14,363
Flir Systems, Inc.	3,600	93
Fluor Corp. (Û)	203,100	11,422
Gardner Denver, Inc.	50,920	3,799
GATX Corp.	4,000	172
General Dynamics Corp.	45,100	3,119
General Electric Co. (Û)	1,505,120	28,161
Genpact, Ltd. (Æ)	43,600	638
Goodrich Corp.	3,600	449
Graco, Inc.	10,600	487
GrafTech International, Ltd. (Æ)	9,300	153
Harsco Corp.	18,200	405
Honeywell International, Inc.	46,800	2,716
IHS, Inc. Class A (Æ)	5,800	519
Illinois Tool Works, Inc.	1,900	101

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Iron Mountain, Inc.	67,800	2,090
Itron, Inc. (Æ)	66,270	2,571
ITT Corp.	4,200	91
JB Hunt Transport Services, Inc.	8,000	409
Joy Global, Inc. (Û)	6,300	571
Kansas City Southern (Æ)	1,000	69
KBR, Inc. (Û)	169,100	5,435
Kennametal, Inc.	7,400	319
Kirby Corp. (Æ)	13,200	881
Knight Transportation, Inc.	68,600	1,208
L-3 Communications Holdings, Inc.	39,200	2,773
Landstar System, Inc.	17,600	900
Lexmark International, Inc. Class A	18,067	631
Lockheed Martin Corp. (Û)	95,600	7,870
Manpower, Inc.	115,500	4,633
MAXIMUS, Inc.	1,100	50
Mettler-Toledo International, Inc. (Æ)	1,300	228
MSC Industrial Direct Co., Inc. Class A	63,429	4,822
National Instruments Corp.	2,800	75
Navistar International Corp. (Æ)	73,600	3,186
Norfolk Southern Corp.	71,800	5,184
Northrop Grumman Corp.	124,900	7,250
Orbital Sciences Corp. (Æ)	58,000	840
Parker Hannifin Corp.	225,674	18,207
Paychex, Inc.	76,700	2,416
Pentair, Inc.	9,300	342
Quanta Services, Inc. (Æ)	7,200	155
Raytheon Co. (Û)	163,100	7,827
Rockwell Automation, Inc.	18,700	1,456
Roper Industries, Inc.	5,800	542
Ryder System, Inc.	57,146	3,216
Spirit Aerosystems Holdings, Inc. Class A (Æ)	500	11
Stericycle, Inc. (Æ)	17,300	1,454
Synopsys, Inc. (Æ)	195,033	5,691
Textron, Inc.	202,100	5,149
Thomas & Betts Corp. (Æ)	22,468	1,604
Tidewater, Inc.	2,500	135
Toro Co. (The)	7,591	481
Towers Watson & Co. Class A	6,800	407
TransDigm Group, Inc. (Æ)	17,400	1,819
Trinity Industries, Inc.	11,500	362
Tyco International, Ltd.	96,797	4,932
Union Pacific Corp. (Û)	167,060	19,097
United Parcel Service, Inc. Class B	1,600	121
United Technologies Corp.	91,772	7,190
URS Corp.	94,134	3,874
UTi Worldwide, Inc.	83,305	1,240
Verisk Analytics, Inc. Class A (Æ)	5,500	220
Wabtec Corp.	2,800	193
Waste Connections, Inc.	26,250	848
Waste Management, Inc.	3,800	132
Werner Enterprises, Inc.	160,904	4,204
WESCO International, Inc. (Æ)	1,100	69
WW Grainger, Inc.	29,655	5,656

		316,346

	Principal Amount ($) or Shares	Market Value $
Technology - 17.2%
Activision Blizzard, Inc. (Û)	1,168,900	14,424
Adobe Systems, Inc. (Æ)	66,100	2,046
Altera Corp.	15,700	625
Amdocs, Ltd. (Æ)	189,500	5,579
Apple, Inc. (Æ)(Û)	251,101	114,623
Ariba, Inc. (Æ)	4,100	112
Arrow Electronics, Inc. (Æ)	23,800	983
Atmel Corp. (Æ)	53,400	518
Autodesk, Inc. (Æ)	152,200	5,479
Avago Technologies, Ltd.	48,700	1,653
Avnet, Inc. (Æ)	90,600	3,159
AVX Corp.	4,689	62
BMC Software, Inc. (Æ)	275,700	9,991
CA, Inc. (Û)	201,700	5,200
Cadence Design Systems, Inc. (Æ)	538,744	5,689
Cisco Systems, Inc. (Û)	1,538,037	30,192
Citrix Systems, Inc. (Æ)	2,800	183
Cognizant Technology Solutions Corp. Class A (Æ)	13,300	954
Computer Sciences Corp.	179,843	4,645
Compuware Corp. (Æ)	33,729	264
Comverse Technology, Inc. (Æ)	142,100	895
Crown Castle International Corp. (Æ)	39,300	1,905
Cypress Semiconductor Corp.	30,400	523
Dell, Inc. (Æ)	29,000	500
DST Systems, Inc.	5,000	244
Electronic Arts, Inc. (Æ)	374,188	6,949
EMC Corp. (Æ)	24,200	623
Equinix, Inc. (Æ)	4,200	504
F5 Networks, Inc. (Æ)	25,700	3,077
Fairchild Semiconductor International, Inc. Class A (Æ)	1,400	19
Fortinet, Inc. (Æ)	238,200	5,433
Gartner, Inc. (Æ)	80,300	3,044
Google, Inc. Class A (Æ)	6,080	3,527
Hewlett-Packard Co. (Û)	62,800	1,757
IAC/InterActiveCorp	197,187	8,493
Informatica Corp. (Æ)	20,600	871
Integrated Device Technology, Inc. (Æ)	234,100	1,484
Intel Corp. (Û)	770,600	20,359
International Business Machines Corp. (Û)	145,430	28,010
Intuit, Inc.	214,102	12,084
IPG Photonics Corp. (Æ)	4,300	227
Jabil Circuit, Inc.	290,500	6,583
JDS Uniphase Corp. (Æ)	51,910	659
Lambda TD Software, Inc. (Æ)	118,736	1,186
LSI Corp. (Æ)(Û)	1,551,834	11,747
Maxim Integrated Products, Inc.	155,400	4,171
Mentor Graphics Corp. (Æ)	165,389	2,294
Microchip Technology, Inc.	39,300	1,450
MICROS Systems, Inc. (Æ)	7,300	363
Microsoft Corp. (Û)	1,792,382	52,929
MKS Instruments, Inc.	12,200	368
Motorola Solutions, Inc. (Û)	164,353	7,628
NCR Corp. (Æ)	130,212	2,439
NetApp, Inc. (Æ)(Û)	112,370	4,241

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NetSuite, Inc. (Æ)	27,700	1,160
NeuStar, Inc. Class A (Æ)	7,346	268
Novellus Systems, Inc. (Æ)	40,470	1,908
Nuance Communications, Inc. (Æ)	34,600	987
NVIDIA Corp. (Æ)	31,700	468
ON Semiconductor Corp. (Æ)	23,000	200
Oracle Corp.	609,315	17,183
PMC - Sierra, Inc. (Æ)	449,500	2,922
Polycom, Inc. (Æ)	127,600	2,546
QUALCOMM, Inc. (Û)	172,200	10,129
Rackspace Hosting, Inc. (Æ)	3,700	161
Red Hat, Inc. (Æ)	85,897	3,983
Research In Motion, Ltd. (Æ)	95,700	1,591
SAIC, Inc. (Æ)	382,800	4,923
Salesforce.com, Inc. (Æ)	1,500	175
SanDisk Corp. (Æ)	3,500	161
Solera Holdings, Inc.	1,500	72
Symantec Corp. (Æ)(Û)	1,167,300	20,066
Tellabs, Inc.	510,462	1,940
Teradata Corp. (Æ)	36,200	1,939
Texas Instruments, Inc.	46,600	1,509
TIBCO Software, Inc. (Æ)	13,100	341
Unisys Corp. (Æ)	56,859	1,192
VeriSign, Inc.	1,700	63
VMware, Inc. Class A (Æ)(Û)	53,530	4,886
Western Digital Corp. (Æ)	328,200	11,930
Xilinx, Inc.	36,200	1,298

		496,968

Utilities - 6.9%
AES Corp. (The) (Æ)	512,000	6,533
AGL Resources, Inc.	33,100	1,374
Alliant Energy Corp.	13,700	581
Ameren Corp.	352,209	11,144
American Electric Power Co., Inc.	39,700	1,571
American Water Works Co., Inc.	67,712	2,284
Aqua America, Inc.	2,600	57
AT&T, Inc. (Û)	1,233,300	36,271
Atmos Energy Corp.	6,000	194
California Water Service Group	30,000	553
Calpine Corp. (Æ)	37,000	540
CenterPoint Energy, Inc.	63,700	1,177
CenturyLink, Inc.	88,170	3,265
Clearwire Corp. Class A (Æ)	491,114	830
CMS Energy Corp.	53,400	1,166
Consolidated Edison, Inc.	17,800	1,049
Constellation Energy Group, Inc.	45,300	1,650
Dominion Resources, Inc.	50,700	2,537
DTE Energy Co.	27,700	1,474
Duke Energy Corp.	600	13
Edison International (Û)	235,854	9,679
Energen Corp.	22,000	1,060
Entergy Corp. (Û)	65,100	4,517
Exelon Corp.	13,200	525
FirstEnergy Corp. (Û)	165,747	6,998
ITC Holdings Corp.	19,300	1,423
Level 3 Communications, Inc. (Æ)	14,400	267

	Principal Amount ($) or Shares	Market Value $
MDU Resources Group, Inc.	8,100	173
MetroPCS Communications, Inc. (Æ)	388,775	3,437
National Fuel Gas Co.	3,900	196
Nexen, Inc.	102,800	1,842
NextEra Energy, Inc.	42,300	2,532
NII Holdings, Inc. (Æ)	262,370	5,276
NiSource, Inc.	237,686	5,403
Northeast Utilities	42,700	1,484
NRG Energy, Inc. (Æ)	56,800	959
NSTAR	26,200	1,177
NV Energy, Inc.	417,157	6,758
OGE Energy Corp.	8,500	449
ONEOK, Inc.	32,900	2,736
Pepco Holdings, Inc.	25,800	507
PG&E Corp.	230,757	9,383
Pinnacle West Capital Corp.	45,355	2,143
PPL Corp.	65,500	1,820
Progress Energy, Inc. Class D	52,431	2,849
Public Service Enterprise Group, Inc. (Û)	187,500	5,689
Questar Corp.	40,600	783
Sempra Energy	31,300	1,781
Southern Co.	16,300	743
Southern Union Co.	37,700	1,635
Sprint Nextel Corp. (Æ)	655,700	1,390
Telephone and Data Systems, Inc.	107,068	2,816
Time Warner Telecom, Inc. Class A (Æ)	21,800	439
Vectren Corp.	5,900	169
Verizon Communications, Inc. (Û)	734,246	27,652
Westar Energy, Inc.	17,100	486
Wisconsin Energy Corp.	84,249	2,864
Xcel Energy, Inc.	34,200	910
Xylem, Inc.	123,136	3,190

		198,403

Total Common Stocks (cost $2,673,311)		3,062,968

Short-Term Investments - 2.3%
Russell U.S. Cash Management Fund	66,980,860 (¥)	66,981

Total Short-Term Investments (cost $66,981)		66,981

Total Investments - 108.2% (identified cost $2,740,292)		3,129,949

Securities Sold Short - (8.6%)
Consumer Discretionary - (1.5%)
Ancestry.com, Inc. (Æ)	(48,400)	(1,433)
BorgWarner, Inc. (Æ)	(43,600)	(3,254)
Cabela’s, Inc. (Æ)	(60,800)	(1,586)
CarMax, Inc. (Æ)	(262,200)	(7,979)
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	(2,600)	(31)
Cooper Tire & Rubber Co.	(46,791)	(705)
DreamWorks Animation SKG, Inc. Class A (Æ)	(169,000)	(3,000)
Gaylord Entertainment Co. (Æ)	(58,300)	(1,635)

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gentex Corp.	(103,192)	(2,773)
Lennar Corp. Class A	(220,500)	(4,738)
Life Time Fitness, Inc. (Æ)	(35,100)	(1,725)
MGM Resorts International (Æ)	(209,000)	(2,727)
Netflix, Inc. (Æ)	(37,900)	(4,556)
PulteGroup, Inc. (Æ)	(88,900)	(662)
Tiffany & Co.	(33,200)	(2,118)
Under Armour, Inc. Class A (Æ)	(21,500)	(1,712)
Valassis Communications, Inc. (Æ)	(28,200)	(641)
WABCO Holdings, Inc. (Æ)	(47,700)	(2,473)

		(43,748)

Consumer Staples - (0.2%)
Boston Beer Co., Inc. Class A (Æ)	(14,000)	(1,401)
Pilgrim’s Pride Corp. (Æ)	(129,211)	(94)
Sanderson Farms, Inc.	(29,056)	(1,480)
Snyders-Lance, Inc.	(113,837)	(2,617)

		(5,592)

Energy - (1.4%)
Cameco Corp. Class A	(82,500)	(1,920)
Cimarex Energy Co.	(68,300)	(3,987)
Clayton Williams Energy, Inc. (Æ)	(9,500)	(773)
Cobalt International Energy, Inc. (Æ)	(458,133)	(9,181)
Continental Resources, Inc. (Æ)	(66,900)	(5,398)
Dril-Quip, Inc. (Æ)	(9,100)	(600)
First Solar, Inc. (Æ)	(34,400)	(1,454)
Golar LNG, Ltd.	(48,300)	(1,980)
McMoRan Exploration Co. (Æ)	(107,600)	(1,262)
Patriot Coal Corp. (Æ)	(78,000)	(593)
Quicksilver Resources, Inc. (Æ)	(429,131)	(2,150)
SandRidge Energy, Inc. (Æ)	(638,800)	(4,970)
Spectra Energy Corp.	(106,500)	(3,354)
World Fuel Services Corp.	(31,700)	(1,439)

		(39,061)

Financial Services - (1.1%)
Astoria Financial Corp.	(119,000)	(991)
Cincinnati Financial Corp.	(89,100)	(2,912)
CIT Group, Inc. (Æ)	(34,700)	(1,324)
CoreLogic, Inc. (Æ)	(175,518)	(2,492)
Eaton Vance Corp.	(92,506)	(2,377)
Erie Indemnity Co. Class A	(10,221)	(784)
Financial Engines, Inc. (Æ)	(38,000)	(910)
First Cash Financial Services, Inc. (Æ)	(34,991)	(1,408)
Greenhill & Co., Inc.	(29,300)	(1,364)
Howard Hughes Corp. (The) (Æ)	(35,041)	(1,816)
Iberiabank Corp.	(11,765)	(615)
MSCI, Inc. Class A (Æ)	(39,500)	(1,287)
New York Community Bancorp, Inc.	(371,900)	(4,719)
Plum Creek Timber Co., Inc. (ö)	(94,100)	(3,649)
Weyerhaeuser Co. (ö)	(174,700)	(3,498)
Wright Express Corp. (Æ)	(18,500)	(1,012)

		(31,158)

	Principal Amount ($) or Shares	Market Value $
Health Care - (1.3%)
Air Methods Corp. (Æ)	(10,600)	(894)
BioMarin Pharmaceutical, Inc. (Æ)	(33,300)	(1,188)
Brookdale Senior Living, Inc. Class A (Æ)	(121,677)	(2,142)
Cerner Corp. (Æ)	(70,200)	(4,274)
Dendreon Corp. (Æ)	(16,200)	(220)
Dentsply International, Inc.	(133,800)	(5,050)
Halozyme Therapeutics, Inc. (Æ)	(40,000)	(422)
HealthSouth Corp. (Æ)	(149,100)	(2,876)
HeartWare International, Inc. (Æ)	(18,600)	(1,288)
Human Genome Sciences, Inc. (Æ)	(180,492)	(1,776)
Illumina, Inc. (Æ)	(45,800)	(2,371)
Impax Laboratories, Inc. (Æ)	(62,550)	(1,180)
IPC The Hospitalist Co., Inc. (Æ)	(34,970)	(1,178)
Mednax, Inc. (Æ)	(26,400)	(1,880)
MWI Veterinary Supply, Inc. (Æ)	(13,252)	(1,040)
NxStage Medical, Inc. (Æ)	(43,300)	(777)
Opko Health, Inc. (Æ)	(258,660)	(1,361)
Perrigo Co.	(26,800)	(2,562)
Pharmacyclics, Inc. (Æ)	(56,900)	(1,046)
Select Medical Holdings Corp. (Æ)	(179,946)	(1,492)
STERIS Corp.	(68,925)	(2,073)
Vertex Pharmaceuticals, Inc. (Æ)	(47,400)	(1,751)

		(38,841)

Materials and Processing - (0.8%)
AMCOL International Corp.	(53,900)	(1,539)
Cabot Microelectronics Corp. (Æ)	(73,877)	(3,725)
Calgon Carbon Corp. (Æ)	(64,008)	(1,046)
Eagle Materials, Inc.	(18,500)	(544)
Globe Specialty Metals, Inc.	(138,500)	(1,895)
International Flavors & Fragrances, Inc.	(50,200)	(2,802)
Louisiana-Pacific Corp. (Æ)	(131,100)	(1,117)
Martin Marietta Materials, Inc.	(35,200)	(2,904)
Mueller Industries, Inc.	(66,299)	(2,931)
Sigma-Aldrich Corp.	(23,600)	(1,606)
Stillwater Mining Co. (Æ)	(46,528)	(599)
Titanium Metals Corp.	(52,500)	(808)

		(21,516)

Producer Durables - (0.9%)
Canadian Pacific Railway, Ltd.	(35,200)	(2,511)
Darling International, Inc. (Æ)	(120,200)	(1,837)
FARO Technologies, Inc. (Æ)	(5,700)	(309)
Geo Group, Inc. (The) (Æ)	(121,921)	(2,143)
GrafTech International, Ltd. (Æ)	(117,600)	(1,931)
IHS, Inc. Class A (Æ)	(47,900)	(4,286)
Mettler-Toledo International, Inc. (Æ)	(20,200)	(3,545)
National Instruments Corp.	(108,400)	(2,917)
Stericycle, Inc. (Æ)	(43,300)	(3,638)
Waste Management, Inc.	(100,400)	(3,490)

		(26,607)

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - (1.3%)
Bottomline Technologies, Inc. (Æ)	(43,300)	(1,184)
Cymer, Inc. (Æ)	(14,100)	(702)
Diodes, Inc. (Æ)	(56,900)	(1,467)
Fortinet, Inc. (Æ)	(95,600)	(2,181)
II-VI, Inc. (Æ)	(89,600)	(2,062)
Informatica Corp. (Æ)	(35,000)	(1,480)
IPG Photonics Corp. (Æ)	(10,657)	(563)
Microchip Technology, Inc.	(112,300)	(4,145)
NetSuite, Inc. (Æ)	(93,500)	(3,916)
NIC, Inc.	(126,901)	(1,587)
Power Integrations, Inc.	(33,400)	(1,202)
Rackspace Hosting, Inc. (Æ)	(50,800)	(2,205)
Rambus, Inc. (Æ)	(3,400)	(25)
RealPage, Inc. (Æ)	(65,673)	(1,689)
Salesforce.com, Inc. (Æ)	(43,500)	(5,081)
Scansource, Inc. (Æ)	(76,532)	(2,875)
SS&C Technologies Holdings, Inc. (Æ)	(41,385)	(777)
Synchronoss Technologies, Inc. (Æ)	(34,200)	(1,143)
VeriFone Systems, Inc. (Æ)	(40,200)	(1,716)
Viasat, Inc. (Æ)	(28,423)	(1,351)

		(37,351)

Utilities - (0.1%)
TransCanada Corp.	(78,400)	(3,218)

Total Securities Sold Short (proceeds $235,810)		(247,092)

Other Assets and Liabilities, Net - 0.4%		10,226

Net Assets - 100.0%		2,893,083

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	126	USD	9,126	03/12	529
S&P 500 E-Mini Index Futures (CME)	740	USD	48,404	03/12	1,560
S&P 500 Index Futures (CME)	48	USD	15,698	03/12	718
S&P Midcap 400 E-Mini Index Futures (CME)	63	USD	5,890	03/12	433

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,240

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$447,679	$—	$—	$447,679
Consumer Staples	297,941	—	—	297,941
Energy	398,014	—	—	398,014
Financial Services	401,919	—	—	401,919
Health Care	370,847	—	—	370,847
Materials and Processing	134,851	—	—	134,851
Producer Durables	316,346	—	—	316,346
Technology	496,968	—	—	496,968
Utilities	198,403	—	—	198,403
Short-Term Investments	—	66,981	—	66,981

Total Investments	3,062,968	66,981	—	3,129,949

Securities Sold Short*	(247,071)	(21)	—	(247,092)
Other Financial Instruments
Futures Contracts	3,240	—	—	3,240

Total Other Financial Instruments**	$3,240	$—	$—	$3,240

*	Refer to Schedule of Investments for detailed sector breakout.
**	Other financial instruments reflected, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.4%
Consumer Discretionary - 19.3%
Amazon.com, Inc. (Æ)	5,572	1,083
Bed Bath & Beyond, Inc. (Æ)(Ñ)	4,249	258
CBS Corp. Class B	12,200	347
Diageo PLC - ADR	4,778	423
Dick’s Sporting Goods, Inc. (Ñ)	5,514	227
Dollar General Corp. (Æ)(Ñ)	4,876	208
eBay, Inc. (Æ)	27,852	880
Estee Lauder Cos., Inc. (The) Class A (Ñ)	7,020	407
Ford Motor Co. (Ñ)	22,000	273
Guess?, Inc. (Ñ)	2,509	75
Hanesbrands, Inc. (Æ)(Ñ)	7,100	175
Hertz Global Holdings, Inc. (Æ)(Ñ)	27,000	367
Home Depot, Inc.	7,000	311
Johnson Controls, Inc.	26,398	839
Las Vegas Sands Corp.	5,900	290
Limited Brands, Inc. (Ñ)	11,500	481
Lowe’s Cos., Inc.	13,600	365
Lululemon Athletica, Inc. (Æ)	1,000	63
McDonald’s Corp.	2,400	238
MGM Resorts International (Æ)(Ñ)	4,600	60
Michael Kors Holdings, Ltd. (Æ)	118	4
Nike, Inc. Class B	2,300	239
priceline.com, Inc. (Æ)	500	265
Snap-on, Inc.	4,400	249
Stanley Black & Decker, Inc.	3,100	217
Starbucks Corp.	18,890	905
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	10,870	589
Tiffany & Co.	5,857	374
TJX Cos., Inc. (Ñ)	2,346	160
Tractor Supply Co.	900	73
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,000	76
VF Corp.	3,590	472
VistaPrint NV (Æ)(Ñ)	5,050	181
Walt Disney Co. (The)	6,082	237
Yum! Brands, Inc.	13,550	858

		12,269

Consumer Staples - 6.4%
British American Tobacco PLC - ADR	3,266	301
Cia de Bebidas das Americas - ADR	17,430	634
Coca-Cola Co. (The)	13,350	901
Colgate-Palmolive Co.	8,970	814
General Mills, Inc.	10,070	401
Hershey Co. (The)	2,318	142
PepsiCo, Inc.	7,290	479
Procter & Gamble Co. (The)	2,600	164
Whole Foods Market, Inc. (Ñ)	3,400	252

		4,088

Energy - 10.0%
Anadarko Petroleum Corp.	6,599	533
Apache Corp.	5,300	524
Cabot Oil & Gas Corp.	6,066	193

	Principal Amount ($) or Shares	Market Value $
Cobalt International Energy, Inc. (Æ)(Ñ)	15,502	311
Dresser-Rand Group, Inc. (Æ)	4,300	220
Ensco PLC - ADR	2,542	134
Exxon Mobil Corp.	12,183	1,020
FMC Technologies, Inc. (Æ)	1,300	66
Forest Oil Corp. (Æ)(Ñ)	23,200	302
Hess Corp.	4,436	250
National Oilwell Varco, Inc.	13,280	982
Noble Energy, Inc.	1,300	131
Occidental Petroleum Corp.	1,900	189
Schlumberger, Ltd.	16,944	1,274
Weatherford International, Ltd. (Æ)	12,700	213

		6,342

Financial Services - 7.3%
Amarin Corp PLC - ADR (Æ)(Ñ)	16,800	137
American Express Co.	5,200	261
Bank of New York Mellon Corp. (The) (Ñ)	8,400	169
Capital One Financial Corp.	3,647	167
Discover Financial Services	9,653	262
Goldman Sachs Group, Inc. (The)	2,348	262
Hartford Financial Services Group, Inc.	18,400	322
Lincoln National Corp.	15,200	328
Mastercard, Inc. Class A	900	320
State Street Corp.	17,050	668
Visa, Inc. Class A	10,962	1,103
Wells Fargo & Co.	11,700	342
Western Union Co. (The)	14,928	285

		4,626

Health Care - 10.2%
Alexion Pharmaceuticals, Inc. (Æ)	1,600	123
Allergan, Inc. (Ñ)	3,300	290
Amgen, Inc.	5,100	346
Biogen Idec, Inc. (Æ)	1,100	130
Celgene Corp. (Æ)	4,700	342
Cerner Corp. (Æ)	10,550	642
Dentsply International, Inc. (Ñ)	9,610	363
Express Scripts, Inc. Class A (Æ)(Ñ)	3,000	154
Gilead Sciences, Inc. (Æ)	11,157	545
Intuitive Surgical, Inc. (Æ)	1,030	474
Medco Health Solutions, Inc. (Æ)	6,145	381
Mylan, Inc. (Æ)	27,310	567
Myriad Genetics, Inc. (Æ)	6,269	148
Novo Nordisk A/S - ADR	4,110	490
NuVasive, Inc. (Æ)	11,378	176
Perrigo Co. (Ñ)	2,630	251
Pfizer, Inc.	14,600	312
Valeant Pharmaceuticals International, Inc. (Æ)	2,000	97
Warner Chilcott PLC Class A (Æ)	12,300	208
WellPoint, Inc.	7,343	472

		6,511

Materials and Processing - 7.0%
Air Products & Chemicals, Inc.	4,000	352

Russell U.S. Growth Fund	15

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Albemarle Corp.	1,300	84
Ecolab, Inc.	11,390	688
EI du Pont de Nemours & Co.	5,800	295
Freeport-McMoRan Copper & Gold, Inc.	9,359	432
LyondellBasell Industries NV Class A	2,300	99
Masco Corp. (Ñ)	3,700	45
Monsanto Co.	16,672	1,368
Mosaic Co. (The)	7,317	410
Praxair, Inc.	3,230	343
Sherwin-Williams Co. (The) (Ñ)	700	68
Teck Resources, Ltd. Class B (Æ)	6,300	267

		4,451

Producer Durables - 10.6%
Accenture PLC Class A (Ñ)	9,500	545
Automatic Data Processing, Inc.	11,810	647
Burberry Group PLC (Æ)	7,284	312
Caterpillar, Inc.	6,800	742
Cooper Industries PLC	2,981	176
CSX Corp.	8,802	198
Cummins, Inc.	1,900	198
Danaher Corp.	7,100	373
Danone - ADR	40,380	501
Deere & Co.	3,500	301
FedEx Corp. (Ñ)	6,300	576
Fluor Corp.	6,474	364
General Dynamics Corp.	4,769	330
Joy Global, Inc.	3,350	304
Pentair, Inc. (Ñ)	8,600	317
Rockwell Automation, Inc.	2,151	167
Terex Corp. (Æ)(Ñ)	7,394	146
Union Pacific Corp. (Ñ)	1,100	126
United Continental Holdings, Inc. (Æ)(Ñ)	17,400	402

		6,725

Technology - 23.0%
Acme Packet, Inc. (Æ)(Ñ)	7,210	211
Advanced Micro Devices, Inc. (Æ)(Ñ)	17,300	116
Altera Corp.	8,100	322
Analog Devices, Inc.	9,700	379
Apple, Inc. (Æ)	7,746	3,536
Avago Technologies, Ltd.	3,900	132
Baidu, Inc. - ADR (Æ)	1,471	188
Citrix Systems, Inc. (Æ)	8,871	578
Cognizant Technology Solutions Corp. Class A (Æ)	3,133	225
Electronic Arts, Inc. (Æ)	5,700	106
EMC Corp. (Æ)(Ñ)	13,800	355
F5 Networks, Inc. (Æ)	2,900	347
Google, Inc. Class A (Æ)	3,177	1,843
International Business Machines Corp.	3,700	713
Maxim Integrated Products, Inc.	12,900	346
Micron Technology, Inc. (Æ)(Ñ)	9,188	70
Microsoft Corp.	11,784	348

	Principal Amount ($) or Shares		Market Value $
NetApp, Inc. (Æ)	3,100		117
OpenTable, Inc. (Æ)(Ñ)	4,912		237
Oracle Corp.	23,300		657
QUALCOMM, Inc.	26,864		1,580
Red Hat, Inc. (Æ)	12,240		568
Salesforce.com, Inc. (Æ)(Ñ)	5,074		593
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	21,600		304
Teradata Corp. (Æ)	2,400		128
Texas Instruments, Inc. (Ñ)	14,397		466
VMware, Inc. Class A (Æ)	1,500		137

			14,602

Utilities - 0.6%
Xylem, Inc.	13,500		350

Total Common Stocks (cost $48,934)			59,965

Short-Term Investments - 4.9%
Russell U.S. Cash Management Fund	3,142,655	(¥)	3,143

Total Short-Term Investments (cost $3,143)			3,143

Other Securities - 3.1%
Russell Investment Company Liquidating Trust (×)	190,441	(¥)	194
Russell U.S. Cash Collateral Fund (×)	1,766,226	(¥)	1,766

Total Other Securities (cost $1,957)			1,960

Total Investments - 102.4% (identified cost $54,034)			65,067

Other Assets and Liabilities, Net - (2.4%)			(1,549)

Net Assets - 100.0%			63,518

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	54	USD	3,532	03/12	23

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					23

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,269	$—	$—	$12,269
Consumer Staples	4,088	—	—	4,088
Energy	6,342	—	—	6,342
Financial Services	4,626	—	—	4,626
Health Care	6,511	—	—	6,511
Materials and Processing	4,451	—	—	4,451
Producer Durables	6,725	—	—	6,725
Technology	14,602	—	—	14,602
Utilities	350	—	—	350
Short-Term Investments	—	3,143	—	3,143
Other Securities	—	1,960	—	1,960

Total Investments	59,964	5,103	—	65,067

Other Financial Instruments
Futures Contracts	23	—	—	23

Total Other Financial Instruments*	$23	$—	$—	$23

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Growth Fund	17

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Consumer Discretionary - 9.0%
Advance Auto Parts, Inc. (Ñ)	400	31
American Eagle Outfitters, Inc.	25,100	354
AutoZone, Inc. (Æ)	880	306
Avon Products, Inc.	15,900	282
Best Buy Co., Inc. (Ñ)	2,800	67
Big Lots, Inc. (Æ)	11,185	442
CBS Corp. Class B	9,100	259
Cinemark Holdings, Inc. (Ñ)	1,400	28
Coach, Inc.	600	42
Comcast Corp. Class A	2,800	74
DeVry, Inc.	1,300	49
Dillard’s, Inc. Class A (Ñ)	1,500	66
DISH Network Corp. Class A	3,900	109
Embraer SA - ADR (Æ)	9,000	247
Express, Inc. (Æ)(Ñ)	1,700	37
Foot Locker, Inc.	8,600	226
Ford Motor Co. (Ñ)	1,300	16
Gannett Co., Inc.	7,000	99
Gap, Inc. (The) (Ñ)	23,500	446
Harman International Industries, Inc.	100	4
Hertz Global Holdings, Inc. (Æ)(Ñ)	13,300	181
Home Depot, Inc.	4,100	182
Johnson Controls, Inc.	13,400	426
Kohl’s Corp.	5,900	271
Koninklijke Philips Electronics NV	18,100	367
Lear Corp.	5,200	218
Lowe’s Cos., Inc.	3,900	105
Macy’s, Inc.	36,690	1,236
PVH Corp.	1,500	116
Sally Beauty Holdings, Inc. (Æ)	2,400	49
Signet Jewelers, Ltd.	1,800	82
Target Corp.	6,900	350
Time Warner Cable, Inc.	800	59
TRW Automotive Holdings Corp. (Æ)(Ñ)	3,300	124
Wal-Mart Stores, Inc.	12,250	752
Wyndham Worldwide Corp. (Ñ)	5,900	234

		7,936

Consumer Staples - 4.8%
Archer-Daniels-Midland Co.	15,445	442
Clorox Co. (The)	3,300	227
ConAgra Foods, Inc.	12,900	344
Constellation Brands, Inc. Class A (Æ)	7,200	150
CVS Caremark Corp.	13,000	543
Dr Pepper Snapple Group, Inc.	3,000	116
Herbalife, Ltd.	2,950	171
Kraft Foods, Inc. Class A	5,000	192
Philip Morris International, Inc.	6,100	456
Safeway, Inc. (Ñ)	42,645	937
Smithfield Foods, Inc. (Æ)(Ñ)	15,200	339
Tyson Foods, Inc. Class A	19,300	360

		4,277

	Principal Amount ($) or Shares	Market Value $
Energy - 11.6%
Anadarko Petroleum Corp.	2,425	196
Apache Corp.	1,625	161
Arch Coal, Inc. (Ñ)	20,400	294
Baker Hughes, Inc.	4,500	221
Chesapeake Energy Corp.	17,015	360
Chevron Corp.	23,875	2,461
ConocoPhillips	19,475	1,328
Exxon Mobil Corp.	5,500	461
Hubbell, Inc. Class B	200	14
Kinder Morgan, Inc. (Ñ)	6,900	224
Marathon Oil Corp.	17,000	534
Marathon Petroleum Corp.	15,500	592
Murphy Oil Corp.	7,300	435
Nabors Industries, Ltd. (Æ)(Ñ)	5,200	97
National Oilwell Varco, Inc.	3,325	246
Noble Corp. (Æ)	8,365	292
Oil States International, Inc. (Æ)(Ñ)	1,900	151
Statoil ASA - ADR	15,100	381
Suncor Energy, Inc.	4,600	159
Tesoro Corp. (Æ)(Ñ)	8,300	208
Total SA - ADR (Ñ)	4,500	238
Transocean, Ltd.	4,480	212
Valero Energy Corp.	40,795	979

		10,244

Financial Services - 23.9%
Aflac, Inc.	3,600	174
Allied World Assurance Co. Holdings AG	1,000	62
Allstate Corp. (The)	35,230	1,016
American Capital, Ltd. (Æ)	8,300	68
American Financial Group, Inc.	4,300	158
Ameriprise Financial, Inc.	9,400	503
Assurant, Inc.	5,600	222
Assured Guaranty, Ltd. (Ñ)	2,600	40
Bank of America Corp.	17,800	127
Bank of New York Mellon Corp. (The)	15,300	308
BB&T Corp.	17,000	462
BlackRock, Inc. Class A	575	105
Capital One Financial Corp.	4,050	185
CBL & Associates Properties, Inc. (Ñ)(ö)	6,600	115
Chubb Corp. (The) (Ñ)	1,900	128
Citigroup, Inc.	14,380	442
Comerica, Inc.	3,600	100
CommonWealth REIT (ö)	600	12
Cullen/Frost Bankers, Inc. (Ñ)	3,900	217
Discover Financial Services	20,400	554
Equity Lifestyle Properties, Inc. (ö)	800	56
Everest Re Group, Ltd.	800	68
Fifth Third Bancorp	16,675	217
First Republic Bank (Æ)	700	21
Goldman Sachs Group, Inc. (The)	6,515	726
Hartford Financial Services Group, Inc.	39,745	696
Hospitality Properties Trust (Ñ)(ö)	2,000	48
JPMorgan Chase & Co.	85,490	3,189
KeyCorp	80,300	624

18	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lincoln National Corp.	17,200	370
Mercury General Corp.	5,100	223
MetLife, Inc.	27,830	983
Morgan Stanley (Ñ)	46,200	862
Northern Trust Corp.	8,700	359
People’s United Financial, Inc. (Ñ)	14,900	184
PNC Financial Services Group, Inc.	27,610	1,627
ProAssurance Corp.	500	41
Protective Life Corp. (Ñ)	2,600	65
Prudential Financial, Inc.	16,655	953
Public Storage (Ñ)(ö)	1,430	199
Raymond James Financial, Inc. (Ñ)	800	28
Rayonier, Inc. (Ñ)(ö)	3,150	144
Simon Property Group, Inc. (ö)	3,290	447
SLM Corp.	15,400	230
SunTrust Banks, Inc.	14,200	292
Torchmark Corp.	2,500	114
Travelers Cos., Inc. (The)	3,500	204
Unum Group	6,100	139
US Bancorp	14,100	398
Valley National Bancorp (Ñ)	15,708	187
Wells Fargo & Co.	59,470	1,737
XL Group PLC Class A	34,065	691

		21,120

Health Care - 12.2%
Abbott Laboratories	14,780	800
Aetna, Inc.	10,000	437
Amgen, Inc.	19,230	1,306
Baxter International, Inc.	6,100	338
Biogen Idec, Inc. (Æ)	580	68
Bristol-Myers Squibb Co.	12,175	393
Cigna Corp.	3,000	135
Community Health Systems, Inc. (Æ)(Ñ)	39,190	733
Eli Lilly & Co.	7,500	298
Gilead Sciences, Inc. (Æ)	5,600	274
HCA Holdings, Inc. (Æ)	2,800	68
Hospira, Inc. (Æ)	6,500	224
Humana, Inc.	5,100	454
Johnson & Johnson	5,700	376
McKesson Corp.	5,875	480
Medtronic, Inc.	7,400	285
Merck & Co., Inc.	8,200	314
Pfizer, Inc.	105,155	2,250
Teva Pharmaceutical Industries, Ltd. - ADR	19,840	895
UnitedHealth Group, Inc.	10,850	562
Warner Chilcott PLC Class A (Æ)	800	14
WellCare Health Plans, Inc. (Æ)	1,300	78

		10,782

Materials and Processing - 6.0%
Agrium, Inc.	2,175	175
Ashland, Inc.	1,700	107
Bemis Co., Inc.	8,200	256
CF Industries Holdings, Inc.	3,055	542
Cliffs Natural Resources, Inc.	500	36
Domtar Corp.	3,300	285
Dow Chemical Co. (The)	12,200	409

	Principal Amount ($) or Shares	Market Value $
EI du Pont de Nemours & Co.	2,240	114
Freeport-McMoRan Copper & Gold, Inc.	13,800	638
Huntsman Corp.	29,900	381
International Paper Co.	7,755	241
LyondellBasell Industries NV Class A	10,700	461
Martin Marietta Materials, Inc. (Ñ)	3,500	289
Nucor Corp. (Ñ)	9,300	414
Owens Corning (Æ)	3,300	111
Sealed Air Corp.	19,700	393
Steel Dynamics, Inc.	20,000	319
Timken Co.	3,587	175

		5,346

Producer Durables - 11.6%
AECOM Technology Corp. (Æ)	13,255	303
AGCO Corp. (Æ)(Ñ)	4,800	244
Boeing Co. (The)	5,205	386
Caterpillar, Inc.	1,825	199
Chicago Bridge & Iron Co. NV	3,500	149
Corrections Corp. of America (Æ)	1,400	33
Crane Co.	2,000	96
Cummins, Inc.	850	88
Delta Air Lines, Inc. (Æ)	17,100	180
Eaton Corp.	2,700	132
Emerson Electric Co.	9,300	478
FedEx Corp. (Ñ)	500	46
Fluor Corp.	1,100	62
General Dynamics Corp.	3,300	228
General Electric Co.	102,770	1,923
Harsco Corp.	11,200	249
Illinois Tool Works, Inc. (Ñ)	9,300	493
Ingersoll-Rand PLC	12,405	433
KBR, Inc.	2,500	80
Lockheed Martin Corp.	3,800	313
MSC Industrial Direct Co., Inc. Class A	2,100	160
Navistar International Corp. (Æ)	2,900	126
Norfolk Southern Corp.	500	36
Parker Hannifin Corp.	8,800	710
Pentair, Inc.	6,100	225
Pitney Bowes, Inc. (Ñ)	13,300	252
Republic Services, Inc. Class A (Ñ)	12,300	360
Rockwell Automation, Inc.	3,400	265
RR Donnelley & Sons Co. (Ñ)	12,900	147
Spirit Aerosystems Holdings, Inc. Class A (Æ)	29,795	678
Synopsys, Inc. (Æ)	4,300	126
Tidewater, Inc. (Ñ)	5,700	307
Triumph Group, Inc.	825	52
Tyco International, Ltd.	3,200	163
Union Pacific Corp.	3,660	418
URS Corp.	1,700	70

		10,210

Technology - 9.0%
Activision Blizzard, Inc.	18,500	228
Apple, Inc. (Æ)	1,120	511
Applied Materials, Inc.	83,885	1,030
Broadcom Corp. Class A	4,900	168

Russell U.S. Value Fund	19

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Cisco Systems, Inc.	21,225		417
Dell, Inc. (Æ)	47,175		813
Dolby Laboratories, Inc. Class A (Æ)	2,700		98
Electronic Arts, Inc. (Æ)	8,225		153
EMC Corp. (Æ)	3,792		98
Harris Corp. (Ñ)	4,900		201
Intel Corp.	13,600		359
Jabil Circuit, Inc.	4,700		106
Lam Research Corp. (Æ)(Ñ)	4,700		200
Linear Technology Corp.	11,600		387
Microsoft Corp.	37,080		1,095
Seagate Technology PLC	7,550		160
Symantec Corp. (Æ)	22,550		388
Tech Data Corp. (Æ)	800		42
Texas Instruments, Inc.	30,395		984
VeriFone Systems, Inc. (Æ)	2,000		85
Western Digital Corp. (Æ)	11,700		425

			7,948

Utilities - 5.8%
AES Corp. (The) (Æ)	28,500		364
Ameren Corp.	5,600		177
American Electric Power Co., Inc.	5,000		198
American Water Works Co., Inc.	2,900		98
AT&T, Inc.	35,600		1,047
DTE Energy Co.	3,300		176
Encana Corp.	12,000		230
Exelon Corp.	5,100		203
FirstEnergy Corp.	2,300		97
Frontier Communications Corp. (Ñ)	30,700		131
MDU Resources Group, Inc.	11,200		239
National Fuel Gas Co. (Ñ)	6,575		331
NextEra Energy, Inc.	4,900		293
NiSource, Inc. (Ñ)	3,900		89
NV Energy, Inc.	13,300		215
Pinnacle West Capital Corp.	2,300		109
Portland General Electric Co.	500		12
PPL Corp. (Ñ)	6,100		169
Public Service Enterprise Group, Inc.	3,000		91
Southern Co.	2,900		132
UGI Corp.	3,000		81
Verizon Communications, Inc.	18,000		678

			5,160

Total Common Stocks (cost $75,161)			83,023

Short-Term Investments - 5.8%
Russell U.S. Cash Management Fund	5,129,463	(¥)	5,129

Total Short-Term Investments (cost $5,129)			5,129

	Principal Amount ($) or Shares		Market Value $
Other Securities - 3.0%
Russell Investment Company Liquidating Trust (×)	244,338	(¥)	249
Russell U.S. Cash Collateral Fund (×)	2,395,411	(¥)	2,395

Total Other Securities (cost $2,640)			2,644

Total Investments - 102.7% (identified cost $82,930)			90,796

Other Assets and Liabilities, Net - (2.7%)			(2,400)

Net Assets - 100.0%			88,396

See accompanying notes which are an integral part of this quarterly report.

20	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	81	USD	5,298	03/12	133

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					133

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$7,936	$—	$—	$7,936
Consumer Staples	4,277	—	—	4,277
Energy	10,244	—	—	10,244
Financial Services	21,120	—	—	21,120
Health Care	10,782	—	—	10,782
Materials and Processing	5,346	—	—	5,346
Producer Durables	10,210	—	—	10,210
Technology	7,948	—	—	7,948
Utilities	5,160	—	—	5,160
Short-Term Investments	—	5,129	—	5,129
Other Securities	—	2,644	—	2,644

Total Investments	83,023	7,773	—	90,796

Other Financial Instruments
Futures Contracts	133	—	—	133

Total Other Financial Instruments*	$133	$—	$—	$133

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.8%
Consumer Discretionary - 15.0%
Aaron’s, Inc. Class A	18,800	500
Abercrombie & Fitch Co. Class A	27,620	1,269
Aeropostale, Inc. (Æ)	52,200	855
AFC Enterprises, Inc. (Æ)	48,100	810
Amerco, Inc.	15,649	1,514
American Axle & Manufacturing Holdings, Inc. (Æ)	309,855	3,737
American Eagle Outfitters, Inc.	110,150	1,552
America’s Car-Mart, Inc. (Æ)	100,190	3,801
Ameristar Casinos, Inc.	42,700	835
Arctic Cat, Inc. (Æ)	108,014	3,223
Avis Budget Group, Inc. (Æ)	100,700	1,445
Bally Technologies, Inc. (Æ)	121,850	5,145
Bebe Stores, Inc.	112,590	986
Belo Corp. Class A	232,700	1,729
BJ’s Restaurants, Inc. (Æ)	100,442	5,025
Body Central Corp. (Æ)	180,685	4,857
Boston Pizza Royalties Income Fund	249,400	3,723
Bravo Brio Restaurant Group, Inc. (Æ)	92,740	1,785
Brown Shoe Co., Inc. (Ñ)	76,960	727
Buffalo Wild Wings, Inc. (Æ)	14,094	938
Build-A-Bear Workshop, Inc. Class A (Æ)	24,745	202
Callaway Golf Co.	627,750	4,206
Caribou Coffee Co., Inc. (Æ)	147,640	2,504
Carmike Cinemas, Inc. (Æ)	85,900	612
Carter’s, Inc. (Æ)	11,500	482
Cato Corp. (The) Class A	123,100	3,300
Cenveo, Inc. (Æ)(Ñ)	128,965	432
Charming Shoppes, Inc. (Æ)	212,100	1,052
Chico’s FAS, Inc.	306,710	3,509
Christopher & Banks Corp.	144,027	298
Collective Brands, Inc. (Æ)(Ñ)	128,000	2,132
Columbia Sportswear Co. (Ñ)	40,440	1,854
Conn’s, Inc. (Æ)(Ñ)	56,419	654
Constant Contact, Inc. (Æ)(Ñ)	143,770	3,591
Cooper Tire & Rubber Co.	305,630	4,603
Cost Plus, Inc. (Æ)	48,390	656
Courier Corp.	5,900	73
Cracker Barrel Old Country Store, Inc.	18,900	992
Crocs, Inc. (Æ)	292,623	5,566
CSS Industries, Inc.	2,600	56
Dana Holding Corp.	43,630	648
Delta Apparel, Inc. (Æ)	1,800	28
Domino’s Pizza, Inc. (Æ)	49,800	1,626
DSW, Inc. Class A	14,900	745
Einstein Noah Restaurant Group, Inc.	150,700	2,244
EW Scripps Co. Class A (Æ)	33,100	280
Federal-Mogul Corp. (Æ)	39,500	655
Finish Line, Inc. (The) Class A	216,305	4,575
Francesca’s Holdings Corp. (Æ)(Ñ)	105,890	2,348
Fred’s, Inc. Class A	90,068	1,329
Gaylord Entertainment Co. (Æ)	45,390	1,273
Genesco, Inc. (Æ)	69,910	4,269
Gentex Corp.	65,228	1,753
Group 1 Automotive, Inc.	75,669	4,036

	Principal Amount ($) or Shares	Market Value $
Harman International Industries, Inc.	46,700	1,971
HealthStream, Inc. (Æ)	28,870	536
Hibbett Sports, Inc. (Æ)	54,210	2,598
Hillenbrand, Inc.	114,433	2,683
HomeAway, Inc. (Æ)(Ñ)	38,779	1,049
HOT Topic, Inc.	496,993	3,638
Iconix Brand Group, Inc. (Æ)	39,000	718
Imax Corp. (Æ)(Ñ)	52,335	1,084
Interval Leisure Group, Inc. (Æ)	78,300	1,065
Isle of Capri Casinos, Inc. (Æ)	198,237	1,007
Jack in the Box, Inc. (Æ)	104,200	2,209
Jones Group, Inc. (The)	561,030	5,122
Kenneth Cole Productions, Inc. Class A (Æ)	160,947	1,978
Krispy Kreme Doughnuts, Inc. (Æ)	61,100	448
Leapfrog Enterprises, Inc. Class A (Æ)	92,047	533
Lear Corp.	8,800	369
Lennar Corp. Class B (Ñ)	121,700	2,094
LIN TV Corp. Class A (Æ)	238,685	962
Lincoln Educational Services Corp.	59,814	522
Lithia Motors, Inc. Class A	113,650	2,524
Liz Claiborne, Inc. (Æ)(Ñ)	71,000	660
Matthews International Corp. Class A	45,928	1,514
MDC Holdings, Inc. (Ñ)	86,818	1,721
MDC Partners, Inc. Class A	322,727	4,221
Men’s Wearhouse, Inc. (The)	44,363	1,530
Meredith Corp. (Ñ)	215,629	6,790
Movado Group, Inc.	28,400	523
Multimedia Games Holding Co., Inc. (Æ)	139,714	1,055
NVR, Inc. (Æ)	530	367
Orbitz Worldwide, Inc. (Æ)	155,150	568
Orient-Express Hotels, Ltd. Class A (Æ)	94,000	795
Oxford Industries, Inc.	17,480	890
Pacific Sunwear of California, Inc. (Æ)	29,436	53
Panera Bread Co. Class A (Æ)	12,360	1,832
Papa John’s International, Inc. (Æ)	20,000	775
Penn National Gaming, Inc. (Æ)	44,917	1,839
Penske Automotive Group, Inc.	8,700	195
Perry Ellis International, Inc. (Æ)	35,345	549
PF Chang’s China Bistro, Inc.	33,900	1,104
Pier 1 Imports, Inc. (Æ)	263,834	4,103
Pinnacle Entertainment, Inc. (Æ)	133,000	1,290
Pizza Pizza Royalty Income Fund	80,800	730
RadioShack Corp.	245,375	1,762
Red Robin Gourmet Burgers, Inc. (Æ)	14,400	442
Regis Corp.	150,720	2,583
Rent-A-Center, Inc. Class A	44,400	1,502
Rue21, Inc. (Æ)(Ñ)	41,870	1,014
Second Cup, Ltd. (The)	24,300	162
Select Comfort Corp. (Æ)	7,900	198
Shuffle Master, Inc. (Æ)	284,009	3,635
Sinclair Broadcast Group, Inc. Class A	125,000	1,535
Skechers U.S.A., Inc. Class A (Æ)	76,283	928
Smith & Wesson Holding Corp. (Æ)	235,126	1,209
Snap-on, Inc.	49,100	2,775
Sotheby’s Class A	108,190	3,628
Stamps.com, Inc. (Æ)(Ñ)	15,900	493
Standard Motor Products, Inc.	99,020	2,049

22	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Steven Madden, Ltd. (Æ)	71,801	2,954
Stewart Enterprises, Inc. Class A (Ñ)	187,400	1,153
Sturm Ruger & Co., Inc.	13,485	535
Superior Industries International, Inc.	75,512	1,372
Teavana Holdings, Inc. (Æ)(Ñ)	191,212	3,629
Tenneco, Inc. (Æ)	32,499	1,043
True Religion Apparel, Inc. (Æ)	28,500	1,033
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	32,202	2,454
Under Armour, Inc. Class A (Æ)	24,378	1,941
ValueClick, Inc. (Æ)	251,975	4,394
VOXX International Corp. Class A (Æ)	17,700	225
Warnaco Group, Inc. (The) (Æ)	9,750	568
Wendy’s Co. (The)	95,389	447
Williams-Sonoma, Inc.	52,900	1,897
WMS Industries, Inc. (Æ)	43,715	957
Wolverine World Wide, Inc.	48,715	1,904
XO Group, Inc. (Æ)	8,300	68
Zale Corp. (Æ)(Ñ)	19,000	54

		223,796

Consumer Staples - 2.5%
Andersons, Inc. (The)	74,421	3,018
Calavo Growers, Inc.	20,100	547
Casey’s General Stores, Inc.	78,800	4,014
Chefs’ Warehouse Holdings, Inc. (Æ)	30,030	635
Core-Mark Holding Co., Inc.	26,445	1,074
Corn Products International, Inc.	26,000	1,443
Cott Corp. (Æ)	77,360	544
Dean Foods Co. (Æ)	326,600	3,514
Flowers Foods, Inc.	127,500	2,467
Fresh Del Monte Produce, Inc.	64,304	1,574
Fresh Market, Inc. (The) (Æ)(Ñ)	43,638	1,879
Hain Celestial Group, Inc. (The) (Æ)	18,700	722
Heckmann Corp. (Æ)(Ñ)	66,390	339
Nash Finch Co.	18,198	532
Pantry, Inc. (The) (Æ)	26,000	313
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	7,125	433
Smart Balance, Inc. (Æ)	807,104	4,278
SUPERVALU, Inc. (Ñ)	214,973	1,485
Susser Holdings Corp. (Æ)	54,690	1,304
TreeHouse Foods, Inc. (Æ)(Ñ)	135,320	7,651

		37,766

Energy - 5.4%
Alon USA Energy, Inc.	45,678	441
Approach Resources, Inc. (Æ)(Ñ)	115,937	4,073
Arch Coal, Inc.	110,800	1,599
Atwood Oceanics, Inc. (Æ)	51,200	2,354
Berry Petroleum Co. Class A	73,000	3,286
C&J Energy Services, Inc. (Æ)(Ñ)	44,505	741
Cal Dive International, Inc. (Æ)	465,600	1,401
Carrizo Oil & Gas, Inc. (Æ)	112,300	2,728
Cloud Peak Energy, Inc. (Æ)	58,400	1,107
Crimson Exploration, Inc. (Æ)	4,308	13
Crosstex Energy, Inc.	47,900	602
Dawson Geophysical Co. (Æ)	57,420	2,044
Delek US Holdings, Inc.	118,735	1,495

	Principal Amount ($) or Shares	Market Value $
Flotek Industries, Inc. (Æ)(Ñ)	44,725	525
GeoResources, Inc. (Æ)	18,700	572
Gulfport Energy Corp. (Æ)	47,552	1,563
Helix Energy Solutions Group, Inc. (Æ)	14,200	234
Helmerich & Payne, Inc.	13,400	827
Hercules Offshore, Inc. (Æ)	310,785	1,395
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	83,100	2,716
Key Energy Services, Inc. (Æ)	55,520	804
Lufkin Industries, Inc.	43,839	3,298
Magnum Hunter Resources Corp. (Æ)(Ñ)	166,925	983
Mitcham Industries, Inc. (Æ)	26,770	588
Nabors Industries, Ltd. (Æ)	137,542	2,561
Newpark Resources, Inc. (Æ)	591,435	4,814
Northern Oil and Gas, Inc. (Æ)(Ñ)	59,998	1,500
Oasis Petroleum, Inc. (Æ)(Ñ)	34,795	1,174
Oil States International, Inc. (Æ)	14,200	1,132
Pacific Drilling SA (Æ)	177,530	1,704
Parker Drilling Co. (Æ)	80,700	524
Patterson-UTI Energy, Inc.	180,438	3,405
Petroquest Energy, Inc. (Æ)(Ñ)	429,600	2,758
Pioneer Drilling Co. (Æ)	135,000	1,204
Plains Exploration & Production Co. (Æ)	49,700	1,875
Precision Drilling Corp. (Æ)	171,508	1,753
RAM Energy Resources, Inc. (Æ)(Ñ)	177,560	648
Rosetta Resources, Inc. (Æ)	56,480	2,710
Rowan Cos., Inc. (Æ)	81,445	2,770
SEACOR Holdings, Inc. (Æ)(Ñ)	6,100	558
SM Energy Co.	22,600	1,640
Stone Energy Corp. (Æ)	41,600	1,167
Superior Energy Services, Inc. (Æ)(Ñ)	189,512	5,403
Triangle Petroleum Corp. (Æ)(Ñ)	45,500	311
Unit Corp. (Æ)	77,210	3,494
USEC, Inc. (Æ)(Ñ)	494,593	945
Western Refining, Inc.	35,871	593

		80,032

Financial Services - 19.8%
Allied World Assurance Co. Holdings AG	32,000	1,969
American Assets Trust, Inc. (ö)	74,855	1,657
American Campus Communities, Inc. (ö)	58,650	2,510
American Equity Investment Life Holding Co.	268,300	3,094
American Financial Group, Inc.	31,600	1,159
Ameriprise Financial, Inc.	42,001	2,249
Arch Capital Group, Ltd. (Æ)	36,100	1,301
Ares Capital Corp.	84,192	1,334
Argo Group International Holdings, Ltd.	113,445	3,268
Assurant, Inc.	62,000	2,455
Assured Guaranty, Ltd.	76,700	1,190
Axis Capital Holdings, Ltd.	66,600	2,050
Banco Latinoamericano de Comercio Exterior SA Class E	47,130	872
Bancorp, Inc. (Æ)	45,500	365
Bank of the Ozarks, Inc.	130,400	3,650
Banner Corp.	27,100	532
Berkshire Hills Bancorp, Inc.	16,500	373
BioMed Realty Trust, Inc. (ö)	230,399	4,279

Russell U.S. Small Cap Equity Fund	23

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BOK Financial Corp.	6,000	334
Boston Private Financial Holdings, Inc.	304,939	2,513
Brookline Bancorp, Inc.	255,947	2,373
Camden Property Trust (ö)	21,309	1,374
Capital City Bank Group, Inc.	2,300	20
Capitol Federal Financial, Inc.	286,956	3,314
CapLease, Inc. (ö)	862,637	3,589
Cash America International, Inc.	40,500	1,776
Central Pacific Financial Corp. (Æ)	28,403	387
Chesapeake Lodging Trust (ö)	196,065	3,339
Citizens Republic Bancorp, Inc. (Æ)	83,257	1,070
City National Corp.	31,700	1,454
CNO Financial Group, Inc. (Æ)	579,600	3,895
Cohen & Steers, Inc. (Ñ)	96,435	3,257
Colonial Properties Trust (ö)	38,363	820
Comerica, Inc.	67,384	1,865
Community Bank System, Inc.	56,199	1,538
Community Trust Bancorp, Inc.	8,000	246
Coresite Realty Corp. (ö)	30,310	608
DFC Global Corp. (Æ)	66,056	1,301
Diamond Hill Investment Group, Inc.	22,156	1,693
DiamondRock Hospitality Co. (ö)	252,710	2,664
Dime Community Bancshares, Inc.	71,460	985
DuPont Fabros Technology, Inc. (Ñ)(ö)	82,200	2,096
Eagle Bancorp, Inc. (Æ)	5,238	88
EastGroup Properties, Inc. (ö)	14,700	698
Endurance Specialty Holdings, Ltd.	2,700	101
Evercore Partners, Inc. Class A	109,770	3,094
Everest Re Group, Ltd.	22,700	1,939
Extra Space Storage, Inc. (ö)	38,500	1,013
Ezcorp, Inc. Class A (Æ)	137,300	3,682
Fair Isaac Corp.	80,100	2,903
FelCor Lodging Trust, Inc. (Æ)(ö)	336,915	1,284
Fidelity National Financial, Inc. Class A	109,800	1,997
Financial Engines, Inc. (Æ)(Ñ)	41,600	996
First American Financial Corp.	181,850	2,695
First Cash Financial Services, Inc. (Æ)	14,700	592
First Connecticut Bancorp, Inc.	1,700	23
First Financial Bankshares, Inc. (Ñ)	72,064	2,456
First Industrial Realty Trust, Inc. (Æ)(ö)	46,500	534
First Interstate Bancsystem, Inc. Class A	6,000	83
FirstMerit Corp.	43,100	676
Flagstone Reinsurance Holdings SA	450,974	3,937
FNB Corp.	233,450	2,736
Forestar Group, Inc. (Æ)	142,807	2,273
Franklin Street Properties Corp. (ö)	272,969	2,782
Fulton Financial Corp.	161,300	1,498
FXCM, Inc. Class A (Ñ)	56,900	599
Gain Capital Holdings, Inc.	7,900	50
GFI Group, Inc.	69,274	321
Global Cash Access Holdings, Inc. (Æ)	889,425	4,714
Great Southern Bancorp, Inc.	2,000	49
Greenhill & Co., Inc. (Ñ)	110,940	5,165
Hancock Holding Co.	44,268	1,470
Hanmi Financial Corp. (Æ)	24,483	202
Hanover Insurance Group, Inc. (The)	63,030	2,292
Healthcare Realty Trust, Inc. (ö)	286,575	6,038

	Principal Amount ($) or Shares	Market Value $
Hercules Technology Growth Capital, Inc.	232,200	2,213
Hersha Hospitality Trust Class A (ö)	226,100	1,228
Home Bancshares, Inc.	135,080	3,520
Home Properties, Inc. (ö)	33,700	2,008
Horace Mann Educators Corp.	60,605	948
Hospitality Properties Trust (ö)	177,937	4,311
Hudson Valley Holding Corp.	6,160	135
Iberiabank Corp.	40,509	2,118
Inland Real Estate Corp. (ö)	62,300	533
Interactive Brokers Group, Inc. Class A	102,400	1,548
International. FCStone, Inc. (Æ)	8,336	214
Invesco Mortgage Capital, Inc. (ö)	24,900	390
Investment Technology Group, Inc. (Æ)	84,800	962
Investors Real Estate Trust (ö)	51,400	381
Jack Henry & Associates, Inc.	37,000	1,265
Jones Lang LaSalle, Inc.	18,700	1,473
KBW, Inc.	336,119	5,825
KeyCorp	352,670	2,740
Kite Realty Group Trust (ö)	24,900	125
Knight Capital Group, Inc. Class A (Æ)	272,025	3,534
Kohlberg Capital Corp.	32,717	229
Lakeland Financial Corp.	34,053	863
LaSalle Hotel Properties (ö)	166,400	4,501
Liberty Property Trust (ö)	50,300	1,674
Mack-Cali Realty Corp. (ö)	63,100	1,815
Maiden Holdings, Ltd.	97,525	909
Manning & Napier, Inc. Class A (Æ)	197,730	2,620
MarketAxess Holdings, Inc.	117,930	3,662
MCG Capital Corp.	94,919	444
Meadowbrook Insurance Group, Inc.	40,900	408
Medical Properties Trust, Inc. (ö)	217,040	2,327
Medley Capital Corp.	7,900	88
MFA Financial, Inc. (ö)	44,000	323
MI Developments, Inc.	111,400	3,896
Mid-America Apartment Communities, Inc. (ö)	30,800	1,969
MoneyGram International, Inc. (Æ)	163,200	3,029
MPG Office Trust, Inc. (Æ)(ö)	4,400	11
Nelnet, Inc. Class A	85,100	2,098
New Mountain Finance Corp.	9,100	120
NorthStar Realty Finance Corp. (Ñ)(ö)	87,200	434
One Liberty Properties, Inc. (ö)	6,900	120
Park Sterling Corp. (Æ)	326,140	1,429
Pebblebrook Hotel Trust (ö)	18,500	410
PennantPark Investment Corp.	122,469	1,263
Pennsylvania Real Estate Investment Trust (ö)	24,200	297
PennyMac Mortgage Investment Trust (ö)	36,400	645
Peoples Bancorp, Inc.	900	14
Piper Jaffray Cos. (Æ)	91,852	2,044
Portfolio Recovery Associates, Inc. (Æ)	14,150	919
Post Properties, Inc. (ö)	23,200	1,037
PrivateBancorp, Inc. Class A	94,231	1,332
ProAssurance Corp.	22,370	1,826
Prosperity Bancshares, Inc.	122,630	5,090
Protective Life Corp.	82,871	2,073
PS Business Parks, Inc. (ö)	58,100	3,610

24	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Raymond James Financial, Inc.	39,569	1,385
Reinsurance Group of America, Inc. Class A	29,000	1,580
Resource Capital Corp. (ö)	145,220	850
RLI Corp.	21,700	1,548
Sabra Health Care REIT, Inc. (ö)	43,543	619
SCBT Financial Corp.	1,200	37
Selective Insurance Group, Inc.	120,100	2,159
Signature Bank (Æ)	142,593	8,292
Southside Bancshares, Inc.	22,100	473
State Bank Financial Corp. (Æ)	43,300	692
StellarOne Corp.	189,229	2,324
Sterling Bancorp Class N	184,632	1,763
Strategic Hotels & Resorts, Inc. (Æ)(ö)	105,500	655
Sunstone Hotel Investors, Inc. (Æ)(ö)	126,300	1,173
SVB Financial Group (Æ)	128,384	7,451
SWS Group, Inc. (Æ)	6,500	48
Symetra Financial Corp.	171,982	1,586
Synovus Financial Corp.	333,040	579
Territorial Bancorp, Inc.	10,162	210
Texas Capital Bancshares, Inc. (Æ)	194,449	6,168
THL Credit, Inc.	8,100	106
Trustco Bank Corp. NY	62,148	347
UMB Financial Corp.	97,343	3,755
United Bankshares, Inc. (Ñ)	62,900	1,756
United Financial Bancorp, Inc.	9,100	147
Universal Health Realty Income Trust (ö)	9,200	368
Urstadt Biddle Properties, Inc. Class A (ö)	7,000	137
Validus Holdings, Ltd.	32,000	1,026
Valley National Bancorp (Ñ)	149,000	1,776
Virtus Investment Partners, Inc. (Æ)	53,408	4,239
Walter Investment Management Corp.	29,100	545
Washington Banking Co.	7,053	93
Washington Federal, Inc.	374,644	5,904
Webster Financial Corp.	185,000	3,922
WesBanco, Inc.	3,000	60
Western Alliance Bancorp (Æ)	138,770	1,109
Wilshire Bancorp, Inc. (Æ)	24,701	86
WSFS Financial Corp.	14,099	549
XL Group PLC Class A	172,000	3,486
Zions Bancorporation	30,600	515

		294,316

Health Care - 11.1%
Abiomed, Inc. (Æ)	27,300	505
Acadia Healthcare Co., Inc. (Æ)	43,465	532
Achillion Pharmaceuticals, Inc. (Æ)	68,780	763
Aegerion Pharmaceuticals, Inc. (Æ)	26,700	459
Affymax, Inc. (Æ)	59,100	472
Affymetrix, Inc. (Æ)	189,165	910
Akorn, Inc. (Æ)	132,240	1,515
Alere, Inc. (Æ)	101,125	2,442
Allos Therapeutics, Inc. (Æ)	155,825	242
AMERIGROUP Corp. Class A (Æ)	55,470	3,773
Analogic Corp.	34,885	1,979
Arena Pharmaceuticals, Inc. (Æ)	110,100	195
Arqule, Inc. (Æ)	58,560	468

	Principal Amount ($) or Shares	Market Value $
Array Biopharma, Inc. (Æ)	59,537	164
Athenahealth, Inc. (Æ)(Ñ)	82,937	4,825
BioMimetic Therapeutics, Inc. (Æ)	8,253	16
Bio-Reference Labs, Inc. (Æ)(Ñ)	33,515	649
Cambrex Corp. (Æ)	67,600	531
Cantel Medical Corp.	57,575	1,818
Catalyst Health Solutions, Inc. (Æ)	218,558	11,968
Centene Corp. (Æ)	103,280	4,668
Cepheid, Inc. (Æ)	86,339	3,804
Chemed Corp.	29,200	1,639
Clovis Oncology, Inc. (Æ)	26,253	499
Computer Programs & Systems, Inc.	68,332	3,912
CONMED Corp. (Æ)	71,327	2,097
Cooper Cos., Inc. (The)	27,236	1,965
Corvel Corp. (Æ)	39,750	1,935
Curis, Inc. (Æ)(Ñ)	105,305	521
Cynosure, Inc. Class A (Æ)	121,736	1,696
Durect Corp. (Æ)	75,100	59
Dyax Corp. (Æ)	40,613	66
Dynavax Technologies Corp. (Æ)(Ñ)	144,900	504
Endologix, Inc. (Æ)	54,500	707
Epocrates, Inc. (Æ)(Ñ)	26,645	258
Exact Sciences Corp. (Æ)	62,200	581
Greatbatch, Inc. (Æ)	81,175	1,901
Haemonetics Corp. (Æ)	52,500	3,410
Halozyme Therapeutics, Inc. (Æ)	49,700	525
Hanger Orthopedic Group, Inc. (Æ)(Ñ)	236,912	4,641
Health Management Associates, Inc. Class A (Æ)	54,600	350
Health Net, Inc. (Æ)	44,312	1,672
Hill-Rom Holdings, Inc.	46,200	1,525
HMS Holdings Corp. (Æ)	190,154	6,277
Hologic, Inc. (Æ)	104,400	2,129
Icon PLC - ADR (Æ)	188,300	3,674
Idenix Pharmaceuticals, Inc. (Æ)	46,470	622
Impax Laboratories, Inc. (Æ)	130,940	2,471
Insulet Corp. (Æ)	153,800	2,994
IPC The Hospitalist Co., Inc. (Æ)	55,480	1,869
Jazz Pharmaceuticals PLC (Æ)	21,505	1,000
Kindred Healthcare, Inc. (Æ)	75,100	921
Medicines Co. (The) (Æ)	99,273	1,997
Medicis Pharmaceutical Corp. Class A	49,753	1,646
Merit Medical Systems, Inc. (Æ)	207,797	2,932
Metropolitan Health Networks, Inc. (Æ)	68,210	547
Molina Healthcare, Inc. (Æ)	85,700	2,623
Myriad Genetics, Inc. (Æ)	59,200	1,401
Neurocrine Biosciences, Inc. (Æ)	51,360	478
NuVasive, Inc. (Æ)	52,100	808
NxStage Medical, Inc. (Æ)	128,441	2,304
Omnicell, Inc. (Æ)	98,770	1,529
Optimer Pharmaceuticals, Inc. (Æ)(Ñ)	31,100	403
OraSure Technologies, Inc. (Æ)	50,235	559
Orthofix International NV (Æ)	83,000	3,332
Par Pharmaceutical Cos., Inc. (Æ)	43,000	1,553
PerkinElmer, Inc.	61,000	1,463
Pharmacyclics, Inc. (Æ)(Ñ)	26,400	485
PharMerica Corp. (Æ)(Ñ)	46,700	586

Russell U.S. Small Cap Equity Fund	25

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Progenics Pharmaceuticals, Inc. (Æ)	74,020	714
Quality Systems, Inc.	163,406	6,628
Questcor Pharmaceuticals, Inc. (Æ)	67,934	2,407
Quidel Corp. (Æ)	29,800	426
Raptor Pharmaceutical Corp. (Æ)(Ñ)	80,600	577
RTI Biologics, Inc. (Æ)	312,655	1,079
Salix Pharmaceuticals, Ltd. (Æ)	55,863	2,693
Santarus, Inc. (Æ)	66,438	326
Sequenom, Inc. (Æ)(Ñ)	187,600	809
Spectranetics Corp. (Æ)	62,600	521
Spectrum Pharmaceuticals, Inc. (Æ)	33,960	478
Staar Surgical Co. (Æ)	53,520	583
STERIS Corp.	148,380	4,463
SurModics, Inc. (Æ)	9,900	143
SXC Health Solutions Corp. (Æ)	146,029	9,209
Synergetics USA, Inc. (Æ)	75,700	493
Tenet Healthcare Corp. (Æ)	152,500	807
Triple-S Management Corp. Class B (Æ)	39,368	840
Universal American Corp.	233,677	2,568
Viropharma, Inc. (Æ)	26,200	781
WellCare Health Plans, Inc. (Æ)	32,500	1,942
Wright Medical Group, Inc. (Æ)	207,800	3,522
XenoPort, Inc. (Æ)(Ñ)	60,300	253
Zalicus, Inc. (Æ)(Ñ)	267,100	286
Zoll Medical Corp. (Æ)	44,900	3,079

		165,391

Materials and Processing - 6.5%
AK Steel Holding Corp. (Ñ)	360,204	3,400
AMCOL International Corp.	38,700	1,105
American Vanguard Corp.	41,220	620
Apogee Enterprises, Inc.	188,260	2,589
Armtec Infrastructure, Inc. (Æ)	353,480	744
Buckeye Technologies, Inc.	30,062	1,008
Cabot Corp.	205,096	7,424
Carpenter Technology Corp.	20,100	1,055
Chemtura Corp. (Æ)	86,700	1,218
Clarcor, Inc.	56,250	2,892
Clearwater Paper Corp. (Æ)	19,600	716
Comfort Systems USA, Inc.	4,847	58
Commercial Metals Co.	322,890	4,630
Cytec Industries, Inc.	38,987	1,944
Eagle Materials, Inc.	115,020	3,383
Globe Specialty Metals, Inc.	222,140	3,039
Haynes International, Inc.	7,200	437
HB Fuller Co.	116,415	3,332
Headwaters, Inc. (Æ)	110,179	292
Hexcel Corp. (Æ)	57,279	1,436
Innospec, Inc. (Æ)	74,800	2,421
Interline Brands, Inc. (Æ)	133,113	2,264
Kaiser Aluminum Corp. (Ñ)	80,650	3,982
KapStone Paper and Packaging Corp. (Æ)	111,400	1,945
Kaydon Corp.	95,180	3,248
Koppers Holdings, Inc.	88,600	3,366
Kraton Performance Polymers, Inc. (Æ)	96,540	2,746
Lennox International, Inc.	82,365	2,982
Minerals Technologies, Inc.	23,425	1,486

	Principal Amount ($) or Shares	Market Value $
Mueller Water Products, Inc. Class A	620,300	1,700
Myers Industries, Inc.	7,500	100
Neenah Paper, Inc.	7,600	181
Noranda Aluminum Holding Corp.	63,660	668
Olympic Steel, Inc.	5,275	136
OM Group, Inc. (Æ)	98,969	2,685
Packaging Corp. of America	64,000	1,801
PH Glatfelter Co.	37,800	559
PolyOne Corp.	264,760	3,818
RBC Bearings, Inc. (Æ)	19,355	876
Rockwood Holdings, Inc. (Æ)	16,800	848
RTI International Metals, Inc. (Æ)	113,011	2,844
Sensient Technologies Corp.	62,975	2,495
TPC Group, Inc. (Æ)	113,016	3,713
UFP Technologies, Inc. (Æ)	101,202	1,552
Universal Forest Products, Inc. (Ñ)	77,320	2,456
Universal Stainless & Alloy (Æ)	10,310	410
Uranium Energy Corp. (Æ)(Ñ)	591,236	2,128
Vista Gold Corp. (Æ)	96,860	365
WR Grace & Co. (Æ)	32,500	1,740

		96,837

Producer Durables - 17.2%
ACCO Brands Corp. (Æ)	54,320	583
Accuride Corp. (Æ)	224,200	1,679
Actuant Corp. Class A	38,235	969
ADA-ES, Inc. (Æ)(Ñ)	23,100	507
Advisory Board Co. (The) (Æ)	84,182	6,421
Aegion Corp. Class A (Æ)	50,100	855
AGCO Corp. (Æ)	82,457	4,200
Alexander & Baldwin, Inc. (Ñ)	46,034	2,177
Alliant Techsystems, Inc.	27,500	1,634
AM Castle & Co. (Æ)	183,843	1,906
American Railcar Industries, Inc. (Æ)	19,050	497
AO Smith Corp.	28,350	1,204
Argan, Inc.	36,359	527
Arkansas Best Corp.	147,276	2,669
Astec Industries, Inc. (Æ)	63,260	2,139
Astronics Corp. (Æ)	22,970	765
Barnes Group, Inc.	109,800	2,777
Barrett Business Services, Inc.	6,700	129
BE Aerospace, Inc. (Æ)	94,480	3,987
Blount International, Inc. (Æ)	59,500	977
Booz Allen Hamilton Holding Corp. Class A (Æ)	74,700	1,315
Brady Corp. Class A	92,890	3,007
Brink’s Co. (The)	47,500	1,339
Bristow Group, Inc.	187,294	9,189
Cascade Corp.	10,035	570
Celadon Group, Inc.	52,300	782
Chart Industries, Inc. (Æ)	102,753	5,730
Chicago Bridge & Iron Co. NV	102,300	4,356
CIRCOR International, Inc.	90,945	3,448
Columbus McKinnon Corp. (Æ)	16,538	264
Consolidated Graphics, Inc. (Æ)	7,740	393
Con-way, Inc.	156,090	4,954
Corporate Executive Board Co. (The)	61,225	2,408

26	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corrections Corp. of America (Æ)	15,400	362
CRA International, Inc. (Æ)	9,500	205
Crane Co.	28,600	1,373
Curtiss-Wright Corp.	16,100	602
CVD Equipment Corp. (Æ)(Ñ)	33,400	479
Diana Shipping, Inc. (Æ)	226,646	1,890
Dice Holdings, Inc. (Æ)	342,900	3,247
Douglas Dynamics, Inc.	24,300	331
DXP Enterprises, Inc. (Æ)	42,990	1,450
Dycom Industries, Inc. (Æ)	162,900	3,481
Echo Global Logistics, Inc. (Æ)(Ñ)	31,760	532
Electronics for Imaging, Inc. (Æ)	94,117	1,615
EMCOR Group, Inc.	53,900	1,554
EnerSys (Æ)	44,400	1,287
EnPro Industries, Inc. (Æ)	71,873	2,538
Esterline Technologies Corp. (Æ)	34,320	2,099
ExlService Holdings, Inc. (Æ)	81,391	1,965
Exponent, Inc. (Æ)	21,600	1,055
FARO Technologies, Inc. (Æ)	9,005	489
Federal Signal Corp. (Æ)	86,900	368
Flow International Corp. (Æ)	48,000	181
Forrester Research, Inc.	62,376	2,179
Franklin Electric Co., Inc.	51,600	2,583
G&K Services, Inc. Class A	57,187	1,879
GATX Corp.	88,700	3,809
General Cable Corp. (Æ)	81,400	2,512
Global Sources, Ltd. (Æ)	1,000	6
GrafTech International, Ltd. (Æ)	251,705	4,133
Granite Construction, Inc.	101,404	2,700
Great Lakes Dredge & Dock Corp. (Ñ)	65,800	421
Greenbrier Cos., Inc. (Æ)	47,540	1,058
Gulfmark Offshore, Inc. Class A (Æ)	13,100	599
Harsco Corp.	253,752	5,641
Hawaiian Holdings, Inc. (Æ)	247,900	1,725
HEICO Corp. (Ñ)	35,433	1,970
Heidrick & Struggles International, Inc.	86,700	1,906
Hill International, Inc. (Æ)	90,300	537
HUB Group, Inc. Class A (Æ)	240,256	8,224
Hurco Cos., Inc. (Æ)	3,691	87
Huron Consulting Group, Inc. (Æ)	97,035	3,637
Kansas City Southern (Æ)	23,400	1,606
KBR, Inc.	58,800	1,890
Kelly Services, Inc. Class A	78,840	1,274
Kennametal, Inc.	64,972	2,801
Knight Transportation, Inc.	321,569	5,663
Layne Christensen Co. (Æ)	92,448	2,148
Lexmark International, Inc. Class A	77,000	2,687
Liquidity Services, Inc. (Æ)	15,455	533
Littelfuse, Inc.	25,400	1,288
LMI Aerospace, Inc. (Æ)	38,086	754
Lydall, Inc. (Æ)	2,000	19
Manpower, Inc.	8,600	345
MAXIMUS, Inc.	79,070	3,561
Maxwell Technologies, Inc. (Æ)	29,990	614
McGrath Rentcorp	67,850	2,160
Miller Industries, Inc.	62,800	1,024
Mistras Group, Inc. (Æ)	25,000	563

	Principal Amount ($) or Shares	Market Value $
Mitek Systems, Inc. (Æ)(Ñ)	53,500	469
Monster Worldwide, Inc. (Æ)	189,512	1,364
MTS Systems Corp.	20,600	945
Multi-Color Corp.	16,425	376
NACCO Industries, Inc. Class A	6,900	705
Navigant Consulting, Inc. (Æ)	50,900	652
Navistar International Corp. (Æ)	38,500	1,667
Net 1 UEPS Technologies, Inc. (Æ)	49,100	520
Old Dominion Freight Line, Inc. (Æ)	161,634	6,889
On Assignment, Inc. (Æ)	51,100	573
Orbital Sciences Corp. (Æ)	3,754	54
Overhill Farms, Inc. (Æ)	183,800	750
Primoris Services Corp.	67,589	1,075
Quad/Graphics, Inc.	4,800	56
Quality Distribution, Inc. (Æ)	35,392	435
Quanta Services, Inc. (Æ)	91,961	1,986
Regal-Beloit Corp.	69,430	3,942
Rentech, Inc. (Æ)	347,100	611
Resources Connection, Inc.	427,867	5,314
Robbins & Myers, Inc.	8,510	413
Ryder System, Inc.	31,400	1,767
Saia, Inc. (Æ)	5,900	89
ServiceSource International, Inc. (Æ)(Ñ)	159,320	2,696
Southwest Airlines Co.	295,268	2,829
Steelcase, Inc. Class A	333,670	2,906
SunOpta, Inc. (Æ)	120,970	590
SYKES Enterprises, Inc. (Æ)	66,300	1,162
Synopsys, Inc. (Æ)	49,700	1,450
Taser International, Inc. (Æ)	101,600	484
Team, Inc. (Æ)	73,874	2,156
Teledyne Technologies, Inc. (Æ)	19,600	1,113
Thermon Group Holdings, Inc. (Æ)	38,063	667
Titan International, Inc. (Ñ)	59,140	1,428
Titan Machinery, Inc. (Æ)	40,100	992
Toro Co. (The)	48,600	3,081
Towers Watson & Co. Class A	31,900	1,908
Trimas Corp. (Æ)	20,100	436
Trinity Industries, Inc.	32,000	1,007
Triumph Group, Inc.	87,650	5,484
TrueBlue, Inc. (Æ)	18,400	304
Tsakos Energy Navigation, Ltd.	293,752	1,962
Tutor Perini Corp. (Æ)	37,246	566
United Stationers, Inc.	57,700	1,865
URS Corp.	50,700	2,086
UTi Worldwide, Inc.	224,900	3,349
Wabtec Corp.	72,826	5,010
Werner Enterprises, Inc.	66,500	1,738
XPO Logistics, Inc. (Æ)	38,300	439
X-Rite, Inc. (Æ)	2,400	11
Zebra Technologies Corp. Class A (Æ)	33,900	1,283

		255,650

Technology - 16.2%
AboveNet, Inc. (Æ)	92,000	6,113
Acacia Research Corp. (Æ)	160,922	6,624
ACI Worldwide, Inc. (Æ)	32,900	999
Acme Packet, Inc. (Æ)	24,900	728

Russell U.S. Small Cap Equity Fund	27

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Actuate Corp. (Æ)	39,732	229
ADTRAN, Inc.	53,725	1,860
Agilysys, Inc. (Æ)	63,470	517
Akamai Technologies, Inc. (Æ)	40,171	1,295
Allot Communications, Ltd. (Æ)	250,239	3,944
American Software, Inc. Class A (Æ)	160,620	1,441
Anadigics, Inc. (Æ)	146,876	404
Anixter International, Inc. (Æ)	42,100	2,758
Ansys, Inc. (Æ)	15,187	919
Ariba, Inc. (Æ)	119,869	3,272
Arris Group, Inc. (Æ)	32,200	376
Aruba Networks, Inc. (Æ)(Ñ)	185,212	4,108
ATMI, Inc. (Æ)	24,295	568
AuthenTec, Inc. (Æ)	115,220	401
Aviat Networks, Inc. (Æ)	316,414	702
Axcelis Technologies, Inc. (Æ)	120,500	217
Bankrate, Inc. (Æ)	116,486	2,725
Brightpoint, Inc. (Æ)	114,400	1,341
BroadSoft, Inc. (Æ)(Ñ)	66,506	1,854
Brocade Communications Systems, Inc. (Æ)	247,200	1,387
Brooks Automation, Inc.	214,600	2,300
Cadence Design Systems, Inc. (Æ)	76,700	810
Cavium, Inc. (Æ)	38,335	1,232
Ceva, Inc. (Æ)(Ñ)	109,619	2,961
CIBER, Inc. (Æ)	71,513	311
Ciena Corp. (Æ)	84,000	1,222
Cohu, Inc. (Þ)	207,308	2,722
Concur Technologies, Inc. (Æ)	49,376	2,585
Cornerstone OnDemand, Inc. (Æ)	75,739	1,381
Cray, Inc. (Æ)	39,700	296
Cree, Inc. (Æ)	62,915	1,600
CSG Systems International, Inc. (Æ)	40,800	664
Datalink Corp. (Æ)	51,900	478
Deltek, Inc. (Æ)	50,540	521
Digimarc Corp. (Æ)	16,019	423
Digital River, Inc. (Æ)	52,275	837
Diodes, Inc. (Æ)	77,500	1,998
DSP Group, Inc. (Æ)	27,626	158
Earthlink, Inc.	594,100	4,283
Electro Scientific Industries, Inc.	276,093	4,191
Emulex Corp. (Æ)	320,200	3,343
Equinix, Inc. (Æ)	36,235	4,347
Extreme Networks (Æ)	88,040	285
Formfactor, Inc. (Æ)	39,847	205
FSI International, Inc. (Æ)	308,130	1,310
Globecomm Systems, Inc. (Æ)	35,500	507
Hittite Microwave Corp. (Æ)	18,461	1,016
Hutchinson Technology, Inc. (Æ)	6,000	11
IAC/InterActiveCorp	71,400	3,075
Immersion Corp. (Æ)	7,498	42
Imperva, Inc. (Æ)	15,810	521
InfoSpace, Inc. (Æ)	47,800	588
Inphi Corp. (Æ)	287,830	4,222
Insight Enterprises, Inc. (Æ)	16,600	306
Integrated Device Technology, Inc. (Æ)	218,100	1,383
Intermec, Inc. (Æ)	88,303	745
International Rectifier Corp. (Æ)	114,038	2,600

	Principal Amount ($) or Shares	Market Value $
Intersil Corp. Class A	418,950	4,717
Intevac, Inc. (Æ)	10,088	84
J2 Global Inc. (Æ)(Ñ)	112,900	3,044
JDA Software Group, Inc. (Æ)	86,000	2,534
Kemet Corp. (Æ)	243,931	2,242
Kenexa Corp. (Æ)	182,060	4,373
Keynote Systems, Inc.	17,200	337
KIT Digital, Inc. (Æ)(Ñ)	100,800	1,092
Kulicke & Soffa Industries, Inc. (Æ)	151,500	1,638
Lattice Semiconductor Corp. (Æ)	80,300	546
LivePerson, Inc. (Æ)	159,500	1,914
LSI Corp. (Æ)	308,400	2,335
LTX-Credence Corp. (Æ)	75,800	506
Manhattan Associates, Inc. (Æ)	25,000	1,097
Mentor Graphics Corp. (Æ)	302,100	4,190
Mercury Computer Systems, Inc. (Æ)	10,144	136
Methode Electronics, Inc.	262,780	2,609
Micrel, Inc.	419,970	4,855
MICROS Systems, Inc. (Æ)	80,500	4,002
Mindspeed Technologies, Inc. (Æ)	88,723	569
MKS Instruments, Inc.	42,582	1,284
Molex, Inc. (Ñ)	69,738	1,844
Monolithic Power Systems, Inc. (Æ)	30,664	503
Monotype Imaging Holdings, Inc. (Æ)	32,880	513
Nanometrics, Inc. (Æ)	24,090	488
NCR Corp. (Æ)	75,017	1,405
Netlist, Inc. (Æ)	193,100	626
Netscout Systems, Inc. (Æ)	28,260	584
NetSuite, Inc. (Æ)	59,901	2,509
NeuStar, Inc. Class A (Æ)	32,400	1,183
Newport Corp. (Æ)	155,514	2,872
Novatel Wireless, Inc. (Æ)	61,957	178
Oclaro, Inc. (Æ)	433,505	1,795
OCZ Technology Group, Inc. (Æ)(Ñ)	64,900	547
Opnet Technologies, Inc.	80,500	2,854
PDF Solutions, Inc. (Æ)	6,180	39
Perficient, Inc. (Æ)	401,622	4,470
Pericom Semiconductor Corp. (Æ)	8,600	69
Plantronics, Inc.	83,900	3,124
Plexus Corp. (Æ)	135,600	4,915
PLX Technology, Inc. (Æ)	39,400	124
PMC - Sierra, Inc. (Æ)	118,745	772
Procera Networks, Inc. (Æ)	43,700	735
Progress Software Corp. (Æ)	278,030	6,486
PROS Holdings, Inc. (Æ)	32,620	529
QLIK Technologies, Inc. (Æ)	56,261	1,587
Quantum Corp. (Æ)	27,271	69
Quest Software, Inc. (Æ)	152,650	3,106
RealNetworks, Inc.	26,900	275
RealPage, Inc. (Æ)	102,417	2,634
RF Micro Devices, Inc. (Æ)	86,905	434
Saba Software, Inc. (Æ)	53,415	531
Sanmina-SCI Corp. (Æ)	165,300	1,815
Seachange International, Inc. (Æ)	25,188	181
Sigma Designs, Inc. (Æ)	62,018	374
Silicon Image, Inc. (Æ)	126,900	617
Silicon Motion Technology Corp. - ADR (Æ)	72,746	1,570

28	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SolarWinds, Inc. (Æ)	47,100	1,489
Sonus Networks, Inc. (Æ)	335,500	866
Sourcefire, Inc. (Æ)	83,280	2,583
Spansion, Inc. Class A (Æ)	67,500	677
SPS Commerce, Inc. (Æ)	142,296	3,590
SRS Labs, Inc. (Æ)	112,300	777
Super Micro Computer, Inc. (Æ)	32,745	553
Synchronoss Technologies, Inc. (Æ)	133,400	4,458
SYNNEX Corp. (Æ)	15,700	568
Syntel, Inc.	40,205	1,886
Taleo Corp. Class A (Æ)	203,684	7,335
Tangoe, Inc. (Æ)	42,430	615
TeleCommunication Systems, Inc. Class A (Æ)	83,400	195
TeleNav, Inc. (Æ)	22,000	163
Tellabs, Inc.	185,157	704
THQ, Inc. (Æ)(Ñ)	251,549	168
TriQuint Semiconductor, Inc. (Æ)	184,260	1,104
Ultimate Software Group, Inc. (Æ)	41,539	2,770
Ultratech, Inc. (Æ)	15,900	465
Unisys Corp. (Æ)	81,400	1,707
United Online, Inc.	150,300	854
Velti PLC (Æ)	544,992	4,769
VeriFone Systems, Inc. (Æ)	25,686	1,097
Vishay Intertechnology, Inc. (Æ)	251,566	3,089
Volterra Semiconductor Corp. (Æ)	17,190	519
Xyratex, Ltd.	117,121	1,860

		241,583

Utilities - 3.1%
8x8, Inc. (Æ)(Ñ)	100,705	447
Allete, Inc.	6,205	257
Alliant Energy Corp.	12,300	521
Avista Corp.	77,800	1,972
Black Hills Corp.	135,908	4,588
Bonanza Creek Energy, Inc. (Æ)	31,705	517
California Water Service Group	157,821	2,912
Cbeyond, Inc. (Æ)	92,800	789
Chesapeake Utilities Corp.	6,300	271
Cleco Corp.	107,500	4,274
Connecticut Water Service, Inc.	6,600	201
Great Plains Energy, Inc.	87,700	1,808
Idacorp, Inc.	7,500	316
inContact, Inc. (Æ)	117,000	585
Laclede Group, Inc. (The)	10,260	428
Northwest Natural Gas Co.	49,299	2,344
NorthWestern Corp.	130,876	4,599
NTELOS Holdings Corp.	46,720	1,067
NV Energy, Inc.	224,100	3,630
OGE Energy Corp.	31,574	1,669
Otter Tail Corp.	26,108	577
Pinnacle West Capital Corp.	34,700	1,640
PNM Resources, Inc.	215,200	3,833
Portland General Electric Co.	89,800	2,240

	Principal Amount ($) or Shares		Market Value $
Premiere Global Services, Inc. (Æ)	387,073		3,406
Questar Corp.	15,000		289
Telephone and Data Systems, Inc.	12,039		317
UGI Corp.	25,800		694

			46,191

Total Common Stocks (cost $1,294,486)			1,441,562

Short-Term Investments - 2.9%
Russell U.S. Cash Management Fund	42,908,946	(¥)	42,909

Total Short-Term Investments (cost $42,909)			42,909

Other Securities - 6.1%
Russell Investment Company Liquidating Trust (×)	4,261,935	(¥)	4,332
Russell U.S. Cash Collateral Fund (×)	86,068,516	(¥)	86,069

Total Other Securities (cost $90,330)			90,401

Total Investments - 105.8% (identified cost $1,427,725)			1,574,872

Other Assets and Liabilities, Net - (5.8%)			(86,328)

Net Assets - 100.0%			1,488,544

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	29

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	484	USD	45,249	03/12	2,931

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,931

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$223,775	$—	$21	$223,796
Consumer Staples	37,766	—	—	37,766
Energy	80,032	—	—	80,032
Financial Services	294,316	—	—	294,316
Health Care	165,391	—	—	165,391
Materials and Processing	96,727	—	110	96,837
Producer Durables	255,650	—	—	255,650
Technology	241,583	—	—	241,583
Utilities	46,191	—	—	46,191
Short-Term Investments	—	42,909	—	42,909
Other Securities	—	90,401	—	90,401

Total Investments	1,441,431	133,310	131	1,574,872

Other Financial Instruments
Futures Contracts	2,931	—	—	2,931

Total Other Financial Instruments*	$2,931	$—	$—	$2,931

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant observable inputs (Level 3) used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.1%
Australia - 3.0%
AGL Energy, Ltd.	44,390	688
Alumina, Ltd.	102,468	139
Amcor, Ltd. (Æ)	1,897,328	14,181
AMP, Ltd.	2,489,335	11,285
Ansell, Ltd. - GDR	116,424	1,838
Asciano, Ltd.	114,866	573
ASX, Ltd. - ADR	4,999	159
Australia & New Zealand Banking Group, Ltd. - ADR	66,358	1,508
Bendigo and Adelaide Bank, Ltd.	93,015	819
BGP Holdings PLC (Æ)(Þ)(ö)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	255,614	13,346
Billabong International, Ltd.	87,991	176
Caltex Australia, Ltd.	107,731	1,456
CFS Retail Property Trust (Ñ)(ö)	112,154	204
Challenger, Ltd.	29,302	138
Coca-Cola Amatil, Ltd. (Ñ)	172,545	2,116
Commonwealth Bank of Australia - ADR (Ñ)	57,789	3,108
Computershare, Ltd.	17,281	140
CSL, Ltd. (Ñ)	60,405	1,996
CSR, Ltd. (Ñ)	195,712	426
Dexus Property Group (ö)	228,810	216
Downer EDI, Ltd. (Æ)	191,094	732
Echo Entertainment Group, Ltd.	36,408	140
Fortescue Metals Group, Ltd. (Ñ)	266,186	1,427
Goodman Group (ö)	358,832	244
GPT Group (ö)	75,544	248
Iluka Resources, Ltd. (Ñ)	215,912	4,199
Lend Lease Group	22,716	177
Mirvac Group (Ñ)(ö)	152,662	200
Monadelphous Group, Ltd. (Ñ)	101,229	2,364
Mount Gibson Iron, Ltd.	496,814	746
National Australia Bank, Ltd. - ADR	330,124	8,359
Newcrest Mining, Ltd.	32,305	1,157
Origin Energy, Ltd.	73,038	1,067
OZ Minerals, Ltd.	13,251	154
Pacific Brands, Ltd.	437,119	288
Qantas Airways, Ltd. (Æ)	250,868	420
QBE Insurance Group, Ltd.	1,292,346	15,723
QR National, Ltd.	64,709	255
Rio Tinto, Ltd. - ADR (Ñ)	101,596	7,460
Sonic Healthcare, Ltd.	105,388	1,256
Stockland (ö)	98,046	350
TABCORP Holdings, Ltd.	610,230	1,885
Tatts Group, Ltd.	228,959	617
Telstra Corp., Ltd.	4,012,207	14,184
Wesfarmers, Ltd.	278,400	8,956
Westfield Group (ö)	106,482	961
Westfield Retail Trust (ö)	126,283	339
Westpac Banking Corp. (Ñ)	400,060	8,983
Woolworths, Ltd.	102,302	2,692

		140,095

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.9%
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV	355,200	21,538
Belgacom SA (Ñ)	433,398	13,529
KBC Groep NV	137,690	2,611
Solvay SA (Ñ)	23,954	2,362

		40,040

Bermuda - 0.8%
Brilliance China Automotive Holdings, Ltd. (Æ)(Ñ)	1,646,000	1,759
Cheung Kong Infrastructure Holdings, Ltd. (Ñ)	17,000	97
Credicorp, Ltd.	18,580	2,112
Esprit Holdings, Ltd.	408,200	602
Golar LNG, Ltd.	22,103	906
Jardine Matheson Holdings, Ltd.	153,800	7,967
Li & Fung, Ltd. (Ñ)	7,140,000	15,614
NWS Holdings, Ltd.	61,500	100
RenaissanceRe Holdings, Ltd.	106,200	7,764
VTech Holdings, Ltd. (Ñ)	27,300	285
Yue Yuen Industrial Holdings, Ltd.	207,000	634

		37,840

Brazil - 1.6%
Banco Bradesco SA - ADR	220,800	3,948
BM&FBovespa SA	830,100	5,221
BR Malls Participacoes SA	662,500	7,231
CETIP SA - Balcao Organizado de Ativos e Derivativos	69,020	1,065
Cia de Bebidas das Americas - ADR	196,485	7,150
Cia Hering	123,350	2,965
Embraer SA - ADR (Æ)	163,280	4,477
Itau Unibanco Holding SA - ADR	285,006	5,689
OGX Petroleo e Gas Participacoes SA (Æ)	1,554,950	14,729
PDG Realty SA Empreendimentos e Participacoes	270,100	1,094
Petroleo Brasileiro SA - ADR (Æ)	134,200	4,100
Redecard SA	264,100	4,761
Tim Participacoes SA - ADR (Æ)	299,060	8,628
Vale SA Class B - ADR	86,396	2,186

		73,244

Canada - 4.8%
ARC Resources, Ltd. (Ñ)	11,700	284
B2Gold Corp.	393,521	1,499
Bank of Nova Scotia	13,600	699
Barrick Gold Corp. (Ñ)	434,500	21,409
BCE, Inc.	78,500	3,201
Bombardier, Inc. Class B (Ñ)	381,700	1,766
Bonavista Energy Corp.	5,600	127
Brookfield Asset Management, Inc.
Class A (Ñ)	252,867	7,701
Brookfield Office Properties, Inc.	10,500	181
Canadian Imperial Bank of Commerce	89,000	6,768
Canadian National Railway Co. (Þ)	428,710	32,333

Russell International Developed Markets Fund	31

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canadian National Railway Co.	54,000	4,073
Canadian Natural Resources, Ltd.	56,986	2,257
Canadian Oil Sands, Ltd.	20,200	501
Cenovus Energy, Inc.	50,600	1,847
Crew Energy, Inc. (Æ)	67,680	925
Enbridge, Inc.	48,100	1,810
Enerplus Corp. (Ñ)	7,300	174
Finning International, Inc.	136,234	3,721
Goldcorp, Inc. (Æ)	110,652	5,355
Goldcorp, Inc.	58,800	2,844
Great-West Lifeco, Inc. (Ñ)	12,900	285
Imax Corp. (Æ)	130,343	2,699
Imperial Oil, Ltd.	48,000	2,287
Inmet Mining Corp. (Ñ)	15,300	1,022
Intact Financial Corp.	94,500	5,572
Ivanhoe Mines, Ltd. (Æ)(Ñ)	9,900	160
Kinross Gold Corp.	506,500	5,718
Magna International, Inc. Class A (Ñ)	294,200	12,161
Manulife Financial Corp.	204,500	2,388
Methanex Corp.	30,800	839
National Bank of Canada	75,288	5,648
New Gold, Inc. (Æ)	389,750	4,563
Nexen, Inc.	365,500	6,550
Niko Resources, Ltd.	1,800	88
Pacific Rubiales Energy Corp.	263,464	6,629
Penn West Petroleum, Ltd.	18,900	412
Potash Corp. of Saskatchewan, Inc.	71,700	3,351
Power Corp. of Canada	16,300	396
Precision Drilling Corp. (Æ)	188,900	1,939
Progress Energy Resources Corp.	10,000	106
RioCan Real Estate Investment Trust Class Trust Unit (ö)	6,400	166
Rogers Communications, Inc. Class B (Ñ)	52,600	2,022
Royal Bank of Canada - GDR (Ñ)	31,200	1,630
Saputo, Inc. - ADR	124,010	5,051
Sherritt International Corp.	239,000	1,509
Silver Wheaton Corp.	13,800	492
Sino-Forest Corp. (Æ)(Ñ)	383,000	513
Suncor Energy, Inc.	588,740	20,292
SXC Health Solutions Corp. (Æ)	49,562	3,125
TELUS Corp. Class A (Ñ)	6,000	322
Tim Hortons, Inc. (Ñ)	87,303	4,254
TMX Group, Inc.	19,500	834
Toronto-Dominion Bank (The) (Ñ)	140,128	10,836
TransCanada Corp.	71,400	2,937
Trilogy Energy Corp.	28,111	876
Valeant Pharmaceuticals International, Inc. (Æ)	14,600	707
Yamana Gold, Inc.	140,900	2,438

		220,292

Cayman Islands - 0.8%
Baidu, Inc. - ADR (Æ)	116,475	14,853
Belle International Holdings, Ltd. Class A (Ñ)	4,168,000	6,772
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	12,120,000	703

	Principal Amount ($) or Shares	Market Value $
Hengan International Group Co., Ltd. (Ñ)	382,000	3,416
Melco Crown Entertainment, Ltd. - ADR (Æ)	286,590	3,196
SA SA International Holdings, Ltd. (Ñ)	3,734,860	2,413
Sands China, Ltd. (Æ)(Ñ)	771,497	2,611
Sany Heavy Equipment International Holdings Co., Ltd. (Ñ)	2,007,000	1,762
Wynn Macau, Ltd. (Ñ)	59,600	153

		35,879

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA - ADR	158,310	9,299

China - 0.6%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	309,803	1,047
China Shenhua Energy Co., Ltd. Class H	1,310,723	5,763
China South Locomotive and Rolling Stock Corp.	2,269,968	1,496
Huaneng Power International, Inc. Class H (Ñ)	22,668,000	13,767
Industrial & Commercial Bank of China Class H (Ñ)	7,189,000	5,033
PICC Property & Casualty Co., Ltd. Class H (Ñ)	708,200	933

		28,039

Curacao - 0.0%
Hunter Douglas NV	4,103	158

Czech Republic - 0.1%
Komercni Banka AS	28,371	5,421

Denmark - 1.1%
Carlsberg A/S Class B	16,351	1,242
Christian Hansen Holding A/S	87,340	2,137
Coloplast A/S Class B (Ñ)	16,856	2,488
Danske Bank A/S (Æ)	455,957	6,659
FLSmidth & Co. A/S	20,460	1,512
Novo Nordisk A/S Class B	234,031	27,672
Novozymes A/S Class B	274,813	7,737

		49,447

Finland - 0.6%
Metso OYJ	74,272	3,235
Nokia OYJ	1,843,951	9,209
Nokian Renkaat OYJ	99,939	3,570
Stora Enso OYJ Class R	1,449,953	10,318
Wartsila OYJ Abp Class B	44,126	1,487

		27,819

France - 7.2%
Air Liquide SA Class A	95,420	12,010
Alcatel-Lucent - ADR (Æ)(Ñ)	3,418,406	6,077
Arkema SA	39,737	3,211
AXA SA	476,367	7,231

32	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BNP Paribas SA	184,286	7,803
Bouygues SA - ADR	33,967	1,055
Capital Gemini SA	401,075	14,642
Carrefour SA	615,227	14,043
Christian Dior SA	11,786	1,668
Cie de St.-Gobain	322,225	14,339
Cie Generale de Geophysique - Veritas (Æ)	55,658	1,552
Cie Generale d’Optique Essilor International SA	124,932	9,151
Credit Agricole SA	652,993	4,024
Danone	186,176	11,491
Dassault Systemes SA	39,433	3,269
France Telecom SA - ADR	1,241,121	18,613
GDF Suez (Æ)	55,671	-
Lagardere SCA	217,506	6,182
Legrand SA - ADR	256,104	8,834
LVMH Moet Hennessy Louis Vuitton SA - ADR	98,491	15,923
Metropole Television SA	58,091	971
Natixis	895,944	2,754
Pernod-Ricard SA	173,106	16,618
Publicis Groupe SA - ADR	108,624	5,465
Remy Cointreau SA	50,165	4,417
Safran SA	86,710	2,702
Sanofi - ADR	447,767	33,075
Schneider Electric SA	370,148	22,988
Societe BIC SA	8,582	765
Societe Generale SA	368,626	9,820
Technip SA	23,260	2,182
Thales SA	45,775	1,566
Total SA (Ñ)	842,917	44,550
Unibail-Rodamco SE (ö)	34,332	6,592
Valeo SA	60,089	2,821
Vallourec SA	16,793	1,134
Vinci SA	217,061	10,068
Vivendi SA - ADR	81,572	1,707
Zodiac Aerospace	38,962	3,478

		334,791

Germany - 6.5%
Aareal Bank AG (Æ)	151,269	3,448
Adidas AG	186,604	13,444
BASF SE	152,685	11,740
Bayer AG	416,098	29,141
Bayerische Motoren Werke AG	210,643	18,017
Beiersdorf AG (Æ)	154,783	9,293
Bilfinger Berger SE	9,221	845
Daimler AG	76,360	4,220
Deutsche Bank AG	107,700	4,562
Deutsche Boerse AG (Æ)	233,238	13,729
Deutsche Boerse AG	7,793	457
Deutsche Post AG	481,700	8,002
Deutsche Telekom AG	1,432,647	16,112
E.ON AG	390,800	8,355
ElringKlinger AG (Ñ)	52,561	1,578
Fresenius Medical Care AG & Co. KGaA	105,054	7,496
Fresenius SE & Co. KGaA	5,399	548

	Principal Amount ($) or Shares	Market Value $
GEA Group AG	80,567	2,588
Hannover Rueckversicherung AG	34,443	1,833
Henkel AG & Co. KGaA	118,655	6,165
Infineon Technologies AG - ADR	1,649,004	15,047
K+S AG	44,396	2,117
Kloeckner & Co. SE	42,996	597
Linde AG	141,595	22,466
Merck KGaA	93,966	9,803
RWE AG	488,079	18,668
SAP AG - ADR	489,951	29,602
SGL Carbon SE (Æ)(Ñ)	20,450	1,033
Siemens AG (Ñ)	246,189	23,231
Software AG (Ñ)	73,355	2,390
Volkswagen AG	93,410	15,090

		301,617

Hong Kong - 1.6%
AIA Group, Ltd.	3,495,800	11,675
Cheung Kong Holdings, Ltd.	116,000	1,562
China Mobile, Ltd.	894,000	9,141
China Unicom Hong Kong, Ltd. (Ñ)	8,760,000	16,130
CLP Holdings, Ltd.	84,500	692
CNOOC, Ltd.	4,350,650	8,942
Emperor Watch & Jewellery, Ltd. (Ñ)	15,250,000	1,947
Hang Lung Group, Ltd. (Ñ)	37,462	238
Hang Lung Properties, Ltd. - ADR	2,516,000	8,646
Hang Seng Bank, Ltd. (Ñ)	44,000	568
HKT Trust / HKT, Ltd. (Æ)	3,847	2
Hong Kong & China Gas Co., Ltd.	350,800	832
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	47,254	820
Hopewell Holdings, Ltd.	172,500	450
Hutchison Whampoa, Ltd.	56,000	532
Hysan Development Co., Ltd.	61,000	240
iShares FTSE A50 China Index ETF (Ñ)	4,442,000	6,392
Link REIT (The) (ö)	95,500	348
New World Development Co., Ltd.	175,000	192
PCCW, Ltd.	177,000	56
Power Assets Holdings, Ltd.	162,000	1,169
SJM Holdings, Ltd.	61,000	109
Sun Hung Kai Properties, Ltd.	94,333	1,306
Swire Pacific, Ltd. Class A	29,821	332
Swire Properties, Ltd. (Æ)	20,874	53
Television Broadcasts, Ltd.	112,334	654
Wheelock & Co., Ltd.	275,068	878

		73,906

India - 0.4%
ICICI Bank, Ltd.	375,396	6,849
ICICI Bank, Ltd. - ADR	147,420	5,338
Infosys, Ltd.	78,109	4,338
Tata Motors, Ltd. - ADR (Ñ)	64,480	1,553

		18,078

Russell International Developed Markets Fund	33

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indonesia - 0.2%
Bank Rakyat Indonesia	10,874,500	8,286
Gudang Garam Tbk PT	234,817	1,489

		9,775

Ireland - 0.7%
Accenture PLC Class A	284,771	16,329
Covidien PLC	119,400	6,149
CRH PLC (Ñ)	259,383	5,146
Elan Corp. PLC - ADR (Æ)	100,790	1,372
Ryanair Holdings PLC - ADR (Æ)	143,895	4,826

		33,822

Israel - 1.1%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	359,463	20,234
Teva Pharmaceutical Industries, Ltd. - ADR	669,002	30,192

		50,426

Italy - 2.2%
Assicurazioni Generali SpA	65,257	1,018
Davide Campari-Milano SpA	312,380	2,082
Enel SpA	2,465,600	10,082
ENI SpA - ADR	1,620,446	35,822
Intesa Sanpaolo SpA	8,089,201	15,448
Saipem SpA - ADR	333,494	15,608
Salvatore Ferragamo Italia SpA (Æ)	169,247	2,840
Telecom Italia SpA	20,775,667	18,810
Tod’s SpA (Ñ)	8,192	735
UniCredit SpA (Æ)	87,675	435

		102,880

Japan - 14.4%
Aeon Co., Ltd. (Ñ)	125,900	1,660
Aisin Seiki Co., Ltd.	13,300	420
Anritsu Corp (Æ)	68,000	795
Asahi Glass Co., Ltd. (Ñ)	109,000	888
Asahi Kasei Corp.	280,000	1,771
Astellas Pharma, Inc.	480,800	19,744
Canon, Inc.	1,168,513	50,438
Capcom Co., Ltd. - GDR	88,337	1,959
Central Japan Railway Co.	323	2,776
Chiyoda Corp.	197,000	2,298
Chubu Electric Power Co., Inc.	9,400	173
Cosmo Oil Co., Ltd.	205,000	597
Credit Saison Co., Ltd.	49,000	997
CyberAgent, Inc. (Ñ)	1,071	3,133
Dai Nippon Printing Co., Ltd. (Ñ)	1,059,000	11,393
Daicel Chemical Industries, Ltd.	228,000	1,430
Daido Steel Co., Ltd. (Ñ)	106,000	694
Dai-ichi Life Insurance Co., Ltd. (The)	5,300	5,563
Daiichi Sankyo Co., Ltd.	37,800	720
Daito Trust Construction Co., Ltd.	63,500	5,982
Daiwa House Industry Co., Ltd.	20,000	253
Dena Co., Ltd. (Ñ)	41,700	1,055
Denso Corp.	296,500	8,811

	Principal Amount ($) or Shares	Market Value $
Ebara Corp.	274,000	1,068
Exedy Corp.	41,143	1,255
FANUC Corp.	201,451	33,857
Fast Retailing Co., Ltd. (Ñ)	37,000	7,354
Fuji Heavy Industries, Ltd.	126,000	856
FUJIFILM Holdings Corp.	473,500	11,226
Gree, Inc. (Ñ)	135,800	3,920
Hachijuni Bank, Ltd. (The)	754,000	4,422
Hino Motors, Ltd. (Ñ)	150,000	962
Hitachi High-Technologies Corp.	34,300	751
Honda Motor Co., Ltd.	551,472	19,289
Hoya Corp.	843,600	17,886
Ibiden Co., Ltd.	38,600	787
IHI Corp.	242,000	635
Inpex Corp.	1,850	12,621
Isuzu Motors, Ltd.	257,000	1,302
ITOCHU Corp.	204,900	2,229
Japan Real Estate Investment Corp. Class A (ö)	18	158
Japan Retail Fund Investment Corp. Class A (ö)	66	96
Japan Tobacco, Inc.	2,261	11,124
JGC Corp.	92,000	2,534
JTEKT Corp.	191,700	2,052
Kaneka Corp. (Ñ)	102,000	570
Kao Corp.	639,500	16,831
KDDI Corp.	442	2,801
Keyence Corp. (Ñ)	26,700	6,652
Kinden Corp.	61,000	535
Kobe Steel, Ltd.	684,000	1,122
Komatsu, Ltd.	62,913	1,774
Konica Minolta Holdings, Inc.	86,000	626
Kuraray Co., Ltd.	108,200	1,571
Lawson, Inc. (Ñ)	148,600	9,027
M3, Inc.	567	2,451
Mabuchi Motor Co., Ltd. (Ñ)	289,600	12,405
Makita Corp.	31,183	1,177
Marubeni Corp.	1,043,000	7,198
Miraca Holdings, Inc.	49,100	1,838
Mitsubishi Electric Corp.	202,000	1,813
Mitsubishi Estate Co., Ltd.	45,000	718
Mitsubishi Heavy Industries, Ltd. (Ñ)	283,000	1,296
Mitsubishi UFJ Financial Group, Inc.	2,099,800	9,615
Mitsubishi UFJ Lease & Finance Co., Ltd.	26,350	1,103
Mitsui & Co., Ltd.	205,800	3,494
Mitsui Chemicals, Inc.	185,000	585
Mitsui Fudosan Co., Ltd.	40,000	658
Mizuho Financial Group, Inc.	774,000	1,168
MS&AD Insurance Group Holdings	647,900	13,286
Nabtesco Corp. (Ñ)	112,590	2,393
NHK Spring Co., Ltd.	127,000	1,218
Nikon Corp.	45,200	1,107
Nintendo Co., Ltd.	133,600	18,124
Nippon Building Fund, Inc. Class A (ö)	20	179
Nippon Electric Glass Co., Ltd. (Ñ)	142,000	1,237
Nippon Telegraph & Telephone Corp.	21,200	1,060
Nissan Motor Co., Ltd.	1,161,800	10,959

34	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nitori Holdings Co., Ltd. (Ñ)	50,700	4,656
Nitto Denko Corp. (Ñ)	43,000	1,525
NTT DoCoMo, Inc. - ADR (Ñ)	16,729	297
NTT DoCoMo, Inc.	8,884	15,782
ORIX Corp. (Ñ)	5,770	540
Osaka Gas Co., Ltd.	327,000	1,313
Pacific Metals Co., Ltd.	105,000	590
Rakuten, Inc. (Ñ)	5,082	5,127
Resona Holdings, Inc.	210,900	938
Rohm Co., Ltd.	162,500	8,059
Sankyo Co., Ltd.	136,000	6,647
Sanrio Co., Ltd. (Ñ)	88,157	3,950
Sega Sammy Holdings, Inc.	364,400	7,888
Seiko Epson Corp. (Ñ)	48,500	618
Seino Holdings Corp.	109,000	832
Sekisui Chemical Co., Ltd.	167,000	1,464
Sekisui House, Ltd. (Ñ)	858,000	8,060
Seven & I Holdings Co., Ltd.	1,447,600	40,758
Shin-Etsu Chemical Co., Ltd.	609,625	31,673
Shiseido Co., Ltd. (Ñ)	560,700	10,291
Softbank Corp.	29,100	811
Sony Corp.	50,600	923
Start Today Co., Ltd. (Ñ)	75,800	1,480
Sumco Corp. (Æ)	84,024	720
Sumitomo Corp.	118,700	1,705
Sumitomo Heavy Industries, Ltd.	250,000	1,601
Sumitomo Metal Industries, Ltd.	134,000	239
Sumitomo Mitsui Financial Group, Inc.	355,000	11,295
Sumitomo Mitsui Trust Holdings, Inc.	1,479,000	4,618
Sumitomo Realty & Development Co., Ltd.	372,613	7,079
Suzuki Motor Corp.	39,700	905
Takeda Pharmaceutical Co., Ltd. (Ñ)	375,500	16,307
THK Co., Ltd.	651,000	13,990
Tohoku Electric Power Co., Inc.	17,800	168
Tokai Rika Co., Ltd.	30,600	512
Tokio Marine Holdings, Inc.	576,400	14,436
Tokyo Electric Power Co., Inc. (The)	63,300	174
Tokyo Electron, Ltd.	34,300	1,953
Tokyo Gas Co., Ltd.	220,000	1,016
Tokyu Land Corp.	22,000	91
TonenGeneral Sekiyu KK (Ñ)	69,000	658
Toray Industries, Inc. (Ñ)	563,000	4,225
Toyota Motor Corp.	572,700	21,114
Trend Micro, Inc. (Ñ)	72,500	2,304
Ube Industries, Ltd.	257,000	738
USS Co., Ltd.	18,840	1,799
Yamada Denki Co., Ltd. (Ñ)	97,610	6,224
Yamaha Motor Co., Ltd.	76,700	1,014

		665,632

Jersey - 0.7%
Glencore International PLC (Ñ)	855,316	5,542
Petrofac, Ltd. (Ñ)	393,226	9,016
Wolseley PLC	154,118	5,335
WPP PLC	920,757	10,817

		30,710

	Principal Amount ($) or Shares	Market Value $
Luxembourg - 0.5%
Millicom International Cellular SA (Ñ)	173,246	17,127
Subsea 7 SA (Æ)(Ñ)	239,808	4,856

		21,983

Mexico - 0.3%
Grupo Financiero Banorte SAB de CV Class O	610,500	2,433
Wal-Mart de Mexico SAB de CV (Ñ)	3,647,100	11,268

		13,701

Netherlands - 5.0%
Aegon NV	2,653,275	12,859
Akzo Nobel NV	548,563	28,537
ASML Holding NV Class G	406,835	17,474
European Aeronautic Defence and Space Co. NV	375,299	12,607
Heineken NV	353,101	16,313
ING Groep NV (Æ)	3,647,984	33,202
Koninklijke Ahold NV	1,403,064	18,591
Koninklijke DSM NV	44,326	2,274
Koninklijke KPN NV	234,751	2,573
Koninklijke Philips Electronics NV	766,736	15,495
Koninklijke Vopak NV	56,341	3,061
NXP Semiconductor NV (Æ)(Ñ)	59,360	1,260
Randstad Holding NV (Æ)	195,697	6,673
Reed Elsevier NV (Æ)	1,641,038	19,525
Sensata Technologies Holding NV (Æ)	327,286	9,429
Unilever NV	500,159	16,650
Wolters Kluwer NV	663,969	12,038
Yandex NV Class A (Æ)(Ñ)	173,330	3,531

		232,092

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	1,451,135	2,510

Norway - 0.1%
TE Connectivity, Ltd.	159,697	2,604

Panama - 0.2%
Copa Holdings SA Class A	109,074	7,432

Papua New Guinea - 0.0%
Oil Search, Ltd.	315,502	2,211

Philippines - 0.0%
Metropolitan Bank & Trust - ADR	843,660	1,492

Portugal - 0.0%
Jeronimo Martins SGPS SA (Æ)	121,361	2,026

Russia - 0.5%
Gazprom OAO - ADR (Æ)	1,065,312	12,890
NovaTek OAO - GDR	27,838	3,750

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sberbank of Russia - ADR	547,605	6,571
Uralkali OJSC - GDR	36,657	1,303

		24,514

Singapore - 1.0%
Ascendas Real Estate Investment Trust (Æ)(Ñ)(ö)	77,000	114
Avago Technologies, Ltd.	56,400	1,914
CapitaLand, Ltd. (Ñ)	179,000	374
CapitaMall Trust Class A (Ñ)(ö)	112,000	152
Cosco Corp. Singapore, Ltd. (Ñ)	493,000	463
DBS Group Holdings, Ltd.	100,000	1,077
Fraser and Neave, Ltd. (Ñ)	120,000	648
Golden Agri-Resources, Ltd. (Ñ)	2,777,000	1,623
Jardine Cycle & Carriage, Ltd.	20,800	850
Keppel Corp., Ltd. - ADR (Ñ)	1,069,100	9,222
Oversea-Chinese Banking Corp., Ltd. (Ñ)	628,100	4,294
SembCorp Industries, Ltd.	81,860	1,030
Singapore Exchange, Ltd. (Ñ)	34,000	176
Singapore Press Holdings, Ltd.	177,000	522
Singapore Technologies Engineering, Ltd.	81,000	190
Singapore Telecommunications, Ltd. (Ñ)	5,537,810	13,648
StarHub, Ltd.	39,000	88
United Overseas Bank, Ltd.	750,118	10,341
UOL Group, Ltd.	22,000	80

		46,806

South Africa - 0.6%
AngloGold Ashanti, Ltd.	220,872	10,138
Gold Fields, Ltd. - ADR	386,415	6,373
Impala Platinum Holdings, Ltd.	151,718	3,331
Mr Price Group, Ltd.	132,670	1,463
MTN Group, Ltd.	259,879	4,426
Sasol, Ltd. - ADR	82,604	4,214

		29,945

South Korea - 1.4%
E-Mart Co., Ltd.	10,452	2,526
Hyundai Mobis	19,930	4,915
Hyundai Motor Co.	33,676	6,625
KT Corp. - ADR	190,000	2,829
Samsung Electronics Co., Ltd.	29,802	29,368
Samsung Engineering Co., Ltd.	42,901	8,192
Seegene, Inc. (Æ)(Ñ)	45,100	2,578
SK Telecom Co., Ltd. - ADR	717,500	10,052

		67,085

Spain - 2.4%
Amadeus IT Holding SA Class A (Ñ)	542,480	9,296
Banco Bilbao Vizcaya Argentaria SA - ADR (Ñ)	237,066	2,069
Banco Popular Espanol SA (Ñ)	931,175	4,007
Banco Santander SA - ADR	1,839,747	14,318
Distribuidora Internacional de Alimentacion SA (Ñ)	377,348	1,743
Endesa SA - ADR	102,742	2,016

	Principal Amount ($) or Shares	Market Value $
Iberdrola SA	2,283,479	13,447
Inditex SA	237,083	20,685
Indra Sistemas SA (Ñ)	1,316,100	17,327
Red Electrica Corp. SA	64,041	2,946
Repsol YPF SA - ADR	72,515	1,992
Telefonica SA - ADR	1,138,239	19,847

		109,693

Sweden - 0.9%
Atlas Copco AB Class A	195,020	4,636
Boliden AB	113,053	1,933
Elekta AB Class B (Ñ)	76,724	3,667
Hennes & Mauritz AB Class B	106,730	3,494
Investor AB Class B	23,074	467
Lundin Petroleum AB (Æ)	100,095	2,254
Sandvik AB	257,404	3,803
Scania AB Class B	104,250	1,796
Skandinaviska Enskilda Banken AB Class A	584,634	3,676
Swedbank AB Class A	246,966	3,547
Swedish Match AB	169,401	5,899
Tele2 AB Class B	228,896	4,368
Telefonaktiebolaget LM Ericsson Class B	337,363	3,137
TeliaSonera AB	87,129	579

		43,256

Switzerland - 7.1%
ABB, Ltd. (Æ)	485,647	10,140
ACE, Ltd.	197,600	13,753
Cie Financiere Richemont SA	136,691	7,737
Credit Suisse Group AG (Æ)	261,221	6,777
Dufry AG (Æ)	26,034	2,956
GAM Holding AG (Æ)	475,446	6,069
Geberit AG (Æ)	12,528	2,587
Givaudan SA (Æ)	3,629	3,389
Julius Baer Group, Ltd. (Æ)	704,761	28,635
Nestle SA	1,060,327	60,763
Novartis AG	917,191	49,621
Roche Holding AG	215,480	36,471
SGS SA	3,626	6,507
Sonova Holding AG (Æ)	36,079	3,686
Sulzer AG	7,782	974
Swatch Group AG (The) Class B	33,088	13,940
Swiss Life Holding AG (Æ)	20,404	2,026
Swiss Re AG	72,202	3,916
Swisscom AG	4,254	1,679
Syngenta AG	48,153	14,564
TE Connectivity, Ltd.	339,925	11,591
Temenos Group AG (Æ)(Ñ)	100,906	1,820
Transocean, Ltd.	12,244	580
UBS AG (Æ)	1,625,162	22,122
Zurich Financial Services AG (Æ)	67,364	16,173

		328,476

Taiwan - 0.9%
Hon Hai Precision Industry Co., Ltd.	4,997,344	16,096

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hon Hai Precision Industry Co., Ltd. - GDR	657,812	4,276
HTC Corp.	168,500	2,765
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,367,761	19,258

		42,395

Thailand - 0.1%
Kasikornbank PCL	797,000	3,325

United Kingdom - 18.9%
Aggreko PLC	65,400	2,159
Amarin Corp PLC - ADR (Æ)	133,310	1,088
Anglo American PLC	48,917	2,023
ARM Holdings PLC	1,398,091	13,428
AstraZeneca PLC - ADR	323,471	15,570
Aviva PLC	1,337,092	7,362
BAE Systems PLC	6,626,895	32,143
Barclays PLC	6,864,099	22,990
BG Group PLC	1,256,838	28,222
BHP Billiton PLC	251,208	8,404
BP PLC	6,563,812	48,701
British American Tobacco PLC	214,176	9,845
British Land Co. PLC (ö)	61,280	472
British Sky Broadcasting Group PLC	1,640,437	17,836
BT Group PLC	272,831	875
Burberry Group PLC	676,236	14,301
Carillion PLC	1,329,665	6,472
Compass Group PLC	3,348,804	31,082
Cookson Group PLC	87,132	792
Diageo PLC	1,130,924	24,985
Dialog Semiconductor PLC (Æ)(Ñ)	133,707	2,886
Experian PLC	2,091,304	28,325
G4S PLC	52,159	221
GKN PLC	523,773	1,730
GlaxoSmithKline PLC - ADR	1,647,295	36,601
Hays PLC	1,654,472	1,860
Home Retail Group PLC (Ñ)	8,964,153	15,171
HSBC Holdings PLC	5,180,565	43,292
IMI PLC - ADR	71,844	966
Imperial Tobacco Group PLC	284,652	10,182
Intermediate Capital Group PLC	427,313	1,852
ITV PLC	1,857,763	2,193
J Sainsbury PLC	205,765	935
John Wood Group PLC	35,034	363
Johnson Matthey PLC Class H	155,579	5,028
Kazakhmys PLC	19,581	350
Kesa Electricals PLC (Ñ)	609,143	647
Kingfisher PLC	14,416	58
Land Securities Group PLC (ö)	40,123	426
Legal & General Group PLC	1,146,630	2,085
Lloyds Banking Group PLC (Æ)	5,433,800	2,622
Misys PLC	304,357	1,550
Mondi PLC	324,534	2,583
National Grid PLC	418,784	4,171
Pearson PLC	420,856	7,779
Persimmon PLC Class A	332,576	2,759
Prudential PLC	1,203,479	13,285

	Principal Amount ($) or Shares	Market Value $
Reckitt Benckiser Group PLC	168,434	8,960
Reed Elsevier PLC	623,114	5,155
Rio Tinto PLC (Æ)	272,347	16,330
Rolls-Royce Holdings PLC (Æ)(Þ)	1,491,201	17,283
Royal Bank of Scotland Group PLC - ADR (Æ)	17,068,880	7,160
Royal Dutch Shell PLC Class A	1,714,209	60,664
Royal Dutch Shell PLC Class B	408,687	14,867
Royal Dutch Shell PLC - ADR (Ñ)	183,500	13,458
Sage Group PLC (The)	64,324	297
Scottish & Southern Energy PLC	133,705	2,577
Severn Trent PLC Class H	64,209	1,543
Shire PLC - ADR (Æ)	692,799	22,991
Smith & Nephew PLC	927,761	8,991
Smiths Group PLC	362,206	5,479
Standard Chartered PLC	1,596,172	38,584
Tate & Lyle PLC	208,844	2,179
Telecity Group PLC (Æ)	236,844	2,415
Tesco PLC	7,567,433	38,112
Travis Perkins PLC	1,195,507	16,522
Tullow Oil PLC	665,270	14,572
Unilever PLC	847,533	27,325
Vedanta Resources PLC	33,054	622
Vodafone Group PLC - ADR (Æ)	16,245,934	43,725
Weir Group PLC (The) (Ñ)	413,545	12,740
Xstrata PLC	842,018	14,257

		875,478

United States - 1.4%
Aegis Group plc (Æ)	5,173,172	12,863
Citigroup, Inc.	330,146	10,142
Las Vegas Sands Corp.	112,501	5,525
Lululemon Athletica, Inc. (Æ)	31,300	1,976
MercadoLibre, Inc.	98,385	8,599
Newmont Mining Corp.	193,200	11,878
News Corp. Class B	77,600	1,511
Philip Morris International, Inc.	24,900	1,862
Synthes, Inc. (Æ)(Þ)	15,616	2,660
Wynn Resorts, Ltd.	81,237	9,361

		66,377

Virgin Islands, British - 0.2%
Arcos Dorados Holdings, Inc. Class A	396,011	8,514

Total Common Stocks (cost $4,042,422)		4,221,125

Preferred Stocks - 0.4%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA (Æ)	850,300	5,704

Germany - 0.3%
Hugo Boss AG	25,104	2,238
Porsche Automobil Holding SE	125,024	7,665

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Volkswagen AG	7,204		1,275

			11,178

Total Preferred Stocks (cost $17,668)			16,882

Warrants & Rights - 0.2%
Switzerland - 0.1%
Astra International Tbk PT (Æ) 2013 Warrants	5,966		611
ICICI Bank, Ltd. (Æ) 2015 Warrants	207,900		3,788

			4,399

Taiwan - 0.0%
Hon Hai Precision Industry Co., Ltd. (Æ)(Þ) 2017 Warrants	1,020,600		3,279

United States - 0.1%
JPMorgan Structured Notes (Æ) 2016 Warrants	33,340		3,296

Total Warrants & Rights (cost $10,524)			10,974

Short-Term Investments - 6.9%
United States - 6.9%
Russell U.S. Cash Management Fund	321,618,827	(¥)	321,619

Total Short-Term Investments (cost $321,619)			321,619

Other Securities - 5.9%
Russell Investment Company Liquidating Trust (×)	3,687,385	(¥)	3,749
Russell U.S. Cash Collateral Fund (×)	269,732,004	(¥)	269,732

Total Other Securities (cost $273,419)			273,481

Total Investments - 104.5% (identified cost $4,665,652)			4,844,081

Other Assets and Liabilities, Net - (4.5%)			(210,440)

Net Assets - 100.0%			4,633,641

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	209	AUD	22,081	03/12	84
CAC 40 Index Futures (France)	1,672	EUR	55,218	02/12	929
DAX Index Futures (Germany)	174	EUR	28,138	03/12	3,031
EURO STOXX 50 Index Futures (EMU)	2,000	EUR	48,400	03/12	3,567
FTSE 100 Index Futures (UK)	1,242	GBP	70,105	03/12	3,944
FTSE MIB Index Futures (UK)	192	EUR	15,196	03/12	1,213
Hang Seng Index Futures (Hong Kong)	84	HKD	85,499	02/12	38
IBEX 35 Index Futures (Spain)	84	EUR	7,139	02/12	17
S&P TSE 60 Index Futures (Canada)	240	CAD	33,989	03/12	1,414
SGX MSCI Singapore Index Futures	50	SGD	3,332	02/12	21
Swiss Market Index Futures (Switzerland)	124	CHF	7,298	03/12	(221)
TOPIX Index Futures (Japan)	545	JPY	4,122,925	03/12	1,146

Short Positions
AEX Index Futures (Netherlands)	138	EUR	8,760	02/12	(66)
ASX SPI 200 Index Futures (Australia)	365	AUD	38,562	03/12	(447)
OMX 30 Index Futures (Sweden)	669	SEK	69,091	02/12	(92)
S&P TSE 60 Index Futures (Canada)	109	CAD	15,437	03/12	(393)
TOPIX Index Futures (Japan)	36	JPY	272,340	03/12	4

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					14,189

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	5,071	CHF	4,692	03/21/12	30
Bank of America	USD	3,885	EUR	2,980	03/21/12	13
Bank of America	USD	13,461	EUR	10,516	03/21/12	296
Bank of America	USD	131	MXN	1,710	02/03/12	—
Bank of America	USD	240	NOK	1,407	02/03/12	—
Bank of America	USD	359	NOK	2,103	02/03/12	—
Bank of America	USD	6,311	SEK	43,599	03/21/12	84
Bank of America	USD	7,757	SEK	52,400	03/21/12	(71)
Bank of America	CHF	2,308	USD	2,474	03/21/12	(35)
Bank of America	CHF	2,780	USD	2,943	03/21/12	(80)
Bank of America	CHF	5,499	USD	5,796	03/21/12	(182)
Bank of America	EUR	1,868	USD	2,386	03/21/12	(58)
Bank of America	EUR	1,996	USD	2,604	03/21/12	(7)
Bank of America	GBP	1,401	USD	2,190	03/21/12	(17)
Bank of America	GBP	1,532	USD	2,383	03/21/12	(30)
Bank of America	GBP	3,257	USD	5,003	03/21/12	(128)
Bank of America	GBP	4,644	USD	7,175	03/21/12	(140)
Bank of America	NOK	9,620	USD	1,598	03/21/12	(38)
Bank of America	SEK	15,185	USD	2,193	03/21/12	(34)
Bank of Montreal	USD	4,870	CAD	5,055	03/21/12	166
Barclays Bank PLC	USD	3,933	AUD	3,877	03/21/12	161
Barclays Bank PLC	USD	5,907	CAD	5,975	03/21/12	46
Barclays Bank PLC	USD	20,951	EUR	15,638	03/21/12	(493)
Barclays Bank PLC	USD	9,200	GBP	5,861	03/21/12	32
Barclays Bank PLC	USD	5	HKD	36	02/01/12	—
Barclays Bank PLC	USD	1,698	HKD	13,192	03/21/12	3
Barclays Bank PLC	USD	9,831	JPY	761,833	03/21/12	170
Barclays Bank PLC	USD	32	SEK	217	02/01/12	—
Barclays Bank PLC	AUD	173	USD	184	02/01/12	—
Barclays Bank PLC	CAD	6	USD	6	02/01/12	—
Barclays Bank PLC	EUR	314	USD	411	02/01/12	1
Barclays Bank PLC	GBP	132	USD	205	02/01/12	(2)
Barclays Bank PLC	JPY	202	USD	3	02/01/12	—
Barclays Bank PLC	SGD	23	USD	18	02/01/12	—
Brown Brothers Harriman & Co.	USD	1,017	AUD	1,021	03/21/12	61
Brown Brothers Harriman & Co.	USD	1,025	AUD	1,000	03/21/12	31
Brown Brothers Harriman & Co.	USD	1,969	AUD	1,917	03/21/12	56
Brown Brothers Harriman & Co.	USD	2,197	AUD	2,139	03/21/12	62
Brown Brothers Harriman & Co.	USD	980	CAD	1,000	03/21/12	16
Brown Brothers Harriman & Co.	USD	2,495	CHF	2,332	03/21/12	40
Brown Brothers Harriman & Co.	USD	7,011	CHF	6,581	03/21/12	144
Brown Brothers Harriman & Co.	USD	1,278	EUR	1,000	03/21/12	30
Brown Brothers Harriman & Co.	USD	2,574	EUR	1,968	03/21/12	1
Brown Brothers Harriman & Co.	USD	2,594	EUR	2,000	03/21/12	22
Brown Brothers Harriman & Co.	USD	1,540	GBP	1,000	03/21/12	35
Brown Brothers Harriman & Co.	USD	1,548	GBP	1,000	03/21/12	27
Brown Brothers Harriman & Co.	USD	3,827	GBP	2,455	03/21/12	40
Brown Brothers Harriman & Co.	USD	5,707	GBP	3,646	03/21/12	36
Brown Brothers Harriman & Co.	USD	129	HKD	1,000	03/21/12	—
Brown Brothers Harriman & Co.	USD	118	JPY	9,045	03/21/12	1
Brown Brothers Harriman & Co.	USD	1,303	JPY	100,000	03/21/12	9
Brown Brothers Harriman & Co.	USD	2,271	JPY	176,447	03/21/12	45
Brown Brothers Harriman & Co.	USD	3,280	JPY	251,898	03/21/12	27

See accompanying notes which are an integral part of this quarterly report.

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	USD	5,350	JPY	415,882	03/21/12	110
Brown Brothers Harriman & Co.	USD	1,039	NOK	6,092	03/21/12	(3)
Brown Brothers Harriman & Co.	USD	1,582	NZD	1,956	03/21/12	28
Brown Brothers Harriman & Co.	USD	1,582	NZD	1,956	03/21/12	28
Brown Brothers Harriman & Co.	USD	1,582	NZD	1,956	03/21/12	28
Brown Brothers Harriman & Co.	USD	2,163	NZD	2,756	03/21/12	105
Brown Brothers Harriman & Co.	USD	2,476	NZD	3,015	03/21/12	6
Brown Brothers Harriman & Co.	USD	4,255	SEK	29,248	03/21/12	35
Brown Brothers Harriman & Co.	CAD	250	USD	245	03/21/12	(4)
Brown Brothers Harriman & Co.	EUR	107	USD	141	03/21/12	1
Brown Brothers Harriman & Co.	EUR	10,413	USD	13,560	03/21/12	(62)
Brown Brothers Harriman & Co.	GBP	25	USD	39	03/21/12	—
Brown Brothers Harriman & Co.	GBP	200	USD	313	03/21/12	(2)
Brown Brothers Harriman & Co.	JPY	50,000	USD	653	03/21/12	(3)
Brown Brothers Harriman & Co.	JPY	226,521	USD	2,944	03/21/12	(30)
Brown Brothers Harriman & Co.	JPY	226,591	USD	2,945	03/21/12	(30)
Brown Brothers Harriman & Co.	JPY	364,079	USD	4,746	03/21/12	(33)
Brown Brothers Harriman & Co.	NOK	27,077	USD	4,528	03/21/12	(78)
Brown Brothers Harriman & Co.	SEK	16,271	USD	2,355	03/21/12	(32)
Brown Brothers Harriman & Co.	SEK	19,350	USD	2,770	03/21/12	(68)
Citibank	AUD	300	USD	309	03/21/12	(8)
Citibank	CAD	450	USD	444	03/21/12	(5)
Citibank	EUR	1,100	USD	1,425	03/21/12	(14)
Citibank	GBP	185	USD	289	03/21/12	(3)
Citibank	HKD	825	USD	106	03/21/12	—
Citibank	JPY	42,500	USD	554	03/21/12	(3)
Commonwealth Bank of Australia	USD	3,933	AUD	3,877	03/21/12	161
Commonwealth Bank of Australia	USD	20,951	EUR	15,638	03/21/12	(493)
Commonwealth Bank of Australia	USD	16,118	GBP	10,321	03/21/12	139
Commonwealth Bank of Australia	USD	9,832	JPY	761,833	03/21/12	169
Commonwealth Bank of Australia	USD	9,421	SEK	64,327	03/21/12	14
Commonwealth Bank of Australia	USD	2,431	SGD	3,147	03/21/12	71
Commonwealth Bank of Australia	AUD	474	USD	479	03/21/12	(22)
Commonwealth Bank of Australia	AUD	7,939	USD	8,359	04/27/12	8
Commonwealth Bank of Australia	CAD	3,634	USD	3,566	03/21/12	(54)
Commonwealth Bank of Australia	CHF	6,272	USD	6,778	03/21/12	(40)
Commonwealth Bank of Australia	DKK	3,316	USD	594	03/21/12	11
Commonwealth Bank of Australia	EUR	9,485	USD	12,634	03/21/12	226
Commonwealth Bank of Australia	JPY	816,946	USD	10,563	03/21/12	(161)
Credit Suisse First Boston	USD	3,933	AUD	3,877	03/21/12	161
Credit Suisse First Boston	USD	5,904	CAD	5,975	03/21/12	49
Credit Suisse First Boston	USD	20,951	EUR	15,638	03/21/12	(493)
Credit Suisse First Boston	USD	215	GBP	137	02/01/12	1
Credit Suisse First Boston	USD	9,197	GBP	5,861	03/21/12	35
Credit Suisse First Boston	USD	429	JPY	32,963	02/01/12	3
Credit Suisse First Boston	USD	2,080	NZD	2,707	03/21/12	148
Credit Suisse First Boston	USD	9,430	SEK	64,327	03/21/12	5
Credit Suisse First Boston	CHF	596	USD	647	02/01/12	—
Credit Suisse First Boston	EUR	544	USD	713	02/01/12	2
Credit Suisse First Boston	EUR	1,542	USD	2,036	02/01/12	19
Deutsche Bank AG	USD	863	AUD	875	03/21/12	61
Deutsche Bank AG	USD	2,197	AUD	2,139	03/21/12	62
Deutsche Bank AG	USD	2,456	AUD	2,347	03/21/12	23

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	2,769	AUD	2,752	03/21/12	137
Deutsche Bank AG	USD	2,785	AUD	2,768	03/21/12	138
Deutsche Bank AG	USD	3,932	AUD	3,877	03/21/12	161
Deutsche Bank AG	USD	1,378	CAD	1,400	03/21/12	17
Deutsche Bank AG	USD	2,346	CAD	2,387	03/21/12	31
Deutsche Bank AG	USD	20,952	EUR	15,638	03/21/12	(493)
Deutsche Bank AG	USD	1,698	HKD	13,192	03/21/12	3
Deutsche Bank AG	USD	2,201	JPY	170,942	03/21/12	43
Deutsche Bank AG	USD	2,271	JPY	176,447	03/21/12	45
Deutsche Bank AG	USD	2,271	JPY	176,447	03/21/12	45
Deutsche Bank AG	USD	3,281	JPY	251,994	03/21/12	27
Deutsche Bank AG	USD	10,648	NOK	61,897	03/21/12	(118)
Deutsche Bank AG	USD	1,494	NZD	1,873	03/21/12	47
Deutsche Bank AG	USD	1,582	NZD	1,956	03/21/12	28
Deutsche Bank AG	USD	2,163	NZD	2,756	03/21/12	105
Deutsche Bank AG	USD	253	SEK	1,720	02/03/12	—
Deutsche Bank AG	USD	9,427	SEK	64,327	03/21/12	8
Deutsche Bank AG	AUD	3,761	USD	3,875	03/21/12	(96)
Deutsche Bank AG	AUD	3,761	USD	3,877	03/21/12	(95)
Deutsche Bank AG	EUR	1,000	USD	1,289	03/21/12	(19)
Deutsche Bank AG	GBP	1,000	USD	1,546	03/21/12	(29)
Deutsche Bank AG	JPY	124,679	USD	1,606	03/21/12	(31)
Deutsche Bank AG	JPY	166,815	USD	2,142	03/21/12	(47)
Deutsche Bank AG	JPY	364,203	USD	4,747	03/21/12	(34)
HSBC Bank PLC	USD	3,933	AUD	3,877	03/21/12	161
HSBC Bank PLC	USD	5,904	CAD	5,975	03/21/12	48
HSBC Bank PLC	USD	20,951	EUR	15,638	03/21/12	(493)
HSBC Bank PLC	USD	9,198	GBP	5,861	03/21/12	35
HSBC Bank PLC	USD	16,119	GBP	10,321	03/21/12	138
HSBC Bank PLC	USD	1,698	HKD	13,192	03/21/12	3
HSBC Bank PLC	USD	9,827	JPY	761,833	03/21/12	174
HSBC Bank PLC	USD	10,651	NOK	61,897	03/21/12	(121)
HSBC Bank PLC	USD	9,425	SEK	64,327	03/21/12	11
HSBC Bank PLC	AUD	474	USD	479	03/21/12	(21)
HSBC Bank PLC	AUD	1,000	USD	998	03/21/12	(58)
HSBC Bank PLC	CAD	1,500	USD	1,454	03/21/12	(40)
HSBC Bank PLC	CAD	3,634	USD	3,567	03/21/12	(53)
HSBC Bank PLC	CHF	6,272	USD	6,777	03/21/12	(41)
HSBC Bank PLC	DKK	3,316	USD	594	03/21/12	11
HSBC Bank PLC	EUR	1,000	USD	1,311	03/21/12	2
HSBC Bank PLC	EUR	9,485	USD	12,634	03/21/12	226
HSBC Bank PLC	GBP	88	USD	138	02/01/12	—
HSBC Bank PLC	GBP	95	USD	149	02/01/12	—
HSBC Bank PLC	GBP	2,000	USD	3,105	03/21/12	(46)
HSBC Bank PLC	HKD	3,000	USD	386	03/21/12	(1)
HSBC Bank PLC	JPY	200,000	USD	2,575	03/21/12	(51)
HSBC Bank PLC	JPY	816,946	USD	10,563	03/21/12	(162)
HSBC Bank PLC	SEK	3,903	USD	579	02/01/12	5
JPMorgan Chase Bank	USD	3,933	AUD	3,877	03/21/12	161
JPMorgan Chase Bank	USD	5,759	CAD	5,933	03/21/12	152
JPMorgan Chase Bank	USD	5,908	CAD	5,975	03/21/12	45
JPMorgan Chase Bank	USD	3,894	EUR	3,050	03/21/12	96
JPMorgan Chase Bank	USD	20,951	EUR	15,638	03/21/12	(493)

See accompanying notes which are an integral part of this quarterly report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	69	GBP	44	02/02/12	—
JPMorgan Chase Bank	USD	380	GBP	242	02/02/12	1
JPMorgan Chase Bank	USD	583	GBP	371	02/02/12	3
JPMorgan Chase Bank	USD	790	GBP	503	02/02/12	3
JPMorgan Chase Bank	USD	9,203	GBP	5,861	03/21/12	29
JPMorgan Chase Bank	USD	16,118	GBP	10,321	03/21/12	140
JPMorgan Chase Bank	USD	377	HKD	2,926	02/01/12	—
JPMorgan Chase Bank	USD	1,698	HKD	13,192	03/21/12	3
JPMorgan Chase Bank	USD	108	JPY	8,248	02/02/12	—
JPMorgan Chase Bank	USD	9,831	JPY	761,833	03/21/12	170
JPMorgan Chase Bank	AUD	474	USD	479	03/21/12	(22)
JPMorgan Chase Bank	AUD	7,939	USD	8,363	04/27/12	12
JPMorgan Chase Bank	CAD	3,634	USD	3,566	03/21/12	(54)
JPMorgan Chase Bank	CHF	103	USD	112	02/02/12	—
JPMorgan Chase Bank	DKK	3,316	USD	594	03/21/12	11
JPMorgan Chase Bank	EUR	9,485	USD	12,633	03/21/12	225
JPMorgan Chase Bank	GBP	196	USD	308	02/02/12	(1)
JPMorgan Chase Bank	HKD	467	USD	60	03/21/12	—
JPMorgan Chase Bank	JPY	816,946	USD	10,564	03/21/12	(161)
JPMorgan Chase Bank	SEK	973	USD	144	02/02/12	1
JPMorgan Chase Bank	SEK	3,897	USD	577	02/02/12	4
Mellon Bank	AUD	700	USD	720	03/21/12	(19)
Mellon Bank	CAD	1,150	USD	1,135	03/21/12	(10)
Mellon Bank	GBP	1,000	USD	1,564	03/21/12	(12)
Mellon Bank	HKD	3,000	USD	386	03/21/12	(1)
Mellon Bank	JPY	155,000	USD	2,024	03/21/12	(11)
Morgan Stanley & Co., Inc.	USD	98	AUD	99	02/01/12	7
Morgan Stanley & Co., Inc.	USD	18	CAD	19	02/01/12	1
Morgan Stanley & Co., Inc.	USD	141	JPY	10,900	02/01/12	2
Morgan Stanley & Co., Inc.	EUR	622	USD	789	02/01/12	(25)
Morgan Stanley & Co., Inc.	GBP	120	USD	209	02/01/12	20
Morgan Stanley & Co., Inc.	HKD	349	USD	45	02/01/12	—
Royal Bank of Canada	USD	1,089	AUD	1,029	03/21/12	(2)
Royal Bank of Canada	USD	1,249	AUD	1,227	03/21/12	47
Royal Bank of Canada	USD	5,909	CAD	5,975	03/21/12	43
Royal Bank of Canada	USD	11,405	CAD	11,619	03/21/12	170
Royal Bank of Canada	USD	6,920	CHF	6,495	03/21/12	141
Royal Bank of Canada	USD	2,854	EUR	2,191	03/21/12	13
Royal Bank of Canada	USD	2,556	GBP	1,649	03/21/12	41
Royal Bank of Canada	USD	9,203	GBP	5,861	03/21/12	29
Royal Bank of Canada	USD	1,698	HKD	13,192	03/21/12	3
Royal Bank of Canada	USD	9,830	JPY	761,833	03/21/12	171
Royal Bank of Canada	USD	10,650	NOK	61,897	03/21/12	(121)
Royal Bank of Canada	USD	1,493	NZD	1,871	03/21/12	47
Royal Bank of Canada	USD	1,579	NZD	1,953	03/21/12	28
Royal Bank of Canada	USD	1,089	SEK	7,558	03/21/12	20
Royal Bank of Canada	USD	4,254	SEK	29,245	03/21/12	35
Royal Bank of Canada	CAD	8,097	USD	7,981	03/21/12	(85)
Royal Bank of Canada	CHF	5,912	USD	6,317	03/21/12	(110)
Royal Bank of Canada	CHF	6,272	USD	6,776	03/21/12	(42)
Royal Bank of Canada	EUR	10,303	USD	13,421	03/21/12	(58)
Royal Bank of Canada	GBP	2,188	USD	3,397	03/21/12	(49)
Royal Bank of Canada	NOK	2,426	USD	404	03/21/12	(8)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	NOK	9,505	USD	1,595	03/21/12	(22)
Royal Bank of Canada	NOK	27,077	USD	4,527	03/21/12	(80)
Royal Bank of Canada	SEK	18,869	USD	2,701	03/21/12	(67)
Royal Bank of Scotland PLC	USD	10,603	EUR	8,054	03/21/12	(66)
Royal Bank of Scotland PLC	USD	208	GBP	132	03/21/12	—
Royal Bank of Scotland PLC	GBP	1,000	USD	1,565	03/21/12	(10)
Royal Bank of Scotland PLC	JPY	166,960	USD	2,176	02/01/12	(15)
Royal Bank of Scotland PLC	SEK	60,659	USD	8,967	03/21/12	69
Royal Bank of Scotland PLC	ZAR	6,290	USD	794	02/01/12	(10)
State Street Bank & Trust Co.	USD	94	AUD	89	02/01/12	—
State Street Bank & Trust Co.	USD	109	AUD	103	02/01/12	—
State Street Bank & Trust Co.	USD	102	AUD	96	03/21/12	—
State Street Bank & Trust Co.	USD	507	AUD	500	03/21/12	21
State Street Bank & Trust Co.	USD	998	AUD	1,000	03/21/12	58
State Street Bank & Trust Co.	USD	107	BRL	187	02/03/12	—
State Street Bank & Trust Co.	USD	26	CAD	26	02/01/12	—
State Street Bank & Trust Co.	USD	661	CAD	663	03/21/12	(1)
State Street Bank & Trust Co.	USD	971	CAD	1,000	03/21/12	25
State Street Bank & Trust Co.	USD	973	CAD	1,000	03/21/12	24
State Street Bank & Trust Co.	USD	2,622	CAD	2,620	03/21/12	(12)
State Street Bank & Trust Co.	USD	5,906	CAD	5,975	03/21/12	46
State Street Bank & Trust Co.	USD	238	CHF	219	02/03/12	—
State Street Bank & Trust Co.	USD	33	DKK	187	03/21/12	—
State Street Bank & Trust Co.	USD	35	DKK	199	03/21/12	—
State Street Bank & Trust Co.	USD	37	DKK	215	03/21/12	—
State Street Bank & Trust Co.	USD	64	DKK	372	03/21/12	1
State Street Bank & Trust Co.	USD	115	DKK	655	03/21/12	—
State Street Bank & Trust Co.	USD	137	EUR	104	02/01/12	(1)
State Street Bank & Trust Co.	USD	441	EUR	337	02/01/12	—
State Street Bank & Trust Co.	USD	577	EUR	440	02/01/12	(1)
State Street Bank & Trust Co.	USD	769	EUR	584	02/02/12	(5)
State Street Bank & Trust Co.	USD	63	EUR	49	03/21/12	1
State Street Bank & Trust Co.	USD	202	EUR	159	03/21/12	6
State Street Bank & Trust Co.	USD	2,624	EUR	2,000	03/21/12	(8)
State Street Bank & Trust Co.	USD	3,823	EUR	3,000	03/21/12	102
State Street Bank & Trust Co.	USD	60	GBP	38	02/01/12	—
State Street Bank & Trust Co.	USD	5,774	GBP	3,672	02/01/12	13
State Street Bank & Trust Co.	USD	1,495	GBP	949	02/03/12	—
State Street Bank & Trust Co.	USD	1,544	GBP	1,000	03/21/12	32
State Street Bank & Trust Co.	USD	1,697	GBP	1,080	03/21/12	4
State Street Bank & Trust Co.	USD	9,202	GBP	5,861	03/21/12	31
State Street Bank & Trust Co.	USD	65	HKD	505	03/21/12	—
State Street Bank & Trust Co.	USD	78	HKD	604	03/21/12	—
State Street Bank & Trust Co.	USD	80	HKD	624	03/21/12	—
State Street Bank & Trust Co.	USD	86	HKD	668	03/21/12	—
State Street Bank & Trust Co.	USD	254	HKD	1,974	03/21/12	—
State Street Bank & Trust Co.	USD	257	HKD	2,000	03/21/12	1
State Street Bank & Trust Co.	USD	258	HKD	2,000	03/21/12	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	03/21/12	—
State Street Bank & Trust Co.	USD	18	ILS	66	03/21/12	—
State Street Bank & Trust Co.	USD	41	ILS	156	03/21/12	1
State Street Bank & Trust Co.	USD	62	ILS	237	03/21/12	2
State Street Bank & Trust Co.	USD	63	ILS	241	03/21/12	1

See accompanying notes which are an integral part of this quarterly report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	76	ILS	293	03/21/12	2
State Street Bank & Trust Co.	USD	197	ILS	748	03/21/12	2
State Street Bank & Trust Co.	USD	3,570	ILS	13,517	03/21/12	35
State Street Bank & Trust Co.	USD	905	JPY	69,401	02/01/12	6
State Street Bank & Trust Co.	USD	356	JPY	27,224	02/02/12	2
State Street Bank & Trust Co.	USD	525	JPY	40,194	02/02/12	2
State Street Bank & Trust Co.	USD	585	JPY	44,791	02/02/12	3
State Street Bank & Trust Co.	USD	795	JPY	60,601	02/03/12	—
State Street Bank & Trust Co.	USD	1,032	JPY	78,578	02/03/12	(1)
State Street Bank & Trust Co.	USD	1,058	JPY	80,720	02/03/12	1
State Street Bank & Trust Co.	USD	181	JPY	14,000	03/21/12	3
State Street Bank & Trust Co.	USD	1,285	JPY	100,000	03/21/12	28
State Street Bank & Trust Co.	USD	1,301	JPY	100,000	03/21/12	12
State Street Bank & Trust Co.	USD	1,302	JPY	100,000	03/21/12	10
State Street Bank & Trust Co.	USD	131	SGD	164	02/01/12	(1)
State Street Bank & Trust Co.	USD	49	SGD	62	03/21/12	—
State Street Bank & Trust Co.	USD	88	SGD	114	03/21/12	2
State Street Bank & Trust Co.	USD	92	SGD	119	03/21/12	3
State Street Bank & Trust Co.	USD	113	SGD	145	03/21/12	2
State Street Bank & Trust Co.	AUD	96	USD	102	02/01/12	—
State Street Bank & Trust Co.	AUD	711	USD	754	02/01/12	(1)
State Street Bank & Trust Co.	AUD	604	USD	637	02/02/12	(5)
State Street Bank & Trust Co.	AUD	391	USD	417	02/03/12	2
State Street Bank & Trust Co.	AUD	555	USD	592	02/03/12	3
State Street Bank & Trust Co.	AUD	375	USD	378	03/21/12	(18)
State Street Bank & Trust Co.	AUD	1,000	USD	1,006	03/21/12	(50)
State Street Bank & Trust Co.	AUD	1,000	USD	1,031	03/21/12	(25)
State Street Bank & Trust Co.	AUD	7,939	USD	8,342	04/27/12	(8)
State Street Bank & Trust Co.	BRL	64	USD	37	02/01/12	—
State Street Bank & Trust Co.	BRL	296	USD	170	02/01/12	—
State Street Bank & Trust Co.	BRL	869	USD	498	02/02/12	1
State Street Bank & Trust Co.	CAD	663	USD	662	02/01/12	1
State Street Bank & Trust Co.	CAD	26	USD	26	03/21/12	—
State Street Bank & Trust Co.	CAD	235	USD	230	03/21/12	(4)
State Street Bank & Trust Co.	CAD	1,000	USD	992	03/21/12	(4)
State Street Bank & Trust Co.	CAD	1,000	USD	985	03/21/12	(11)
State Street Bank & Trust Co.	CAD	1,000	USD	977	03/21/12	(20)
State Street Bank & Trust Co.	DKK	59	USD	11	03/21/12	—
State Street Bank & Trust Co.	DKK	179	USD	32	03/21/12	—
State Street Bank & Trust Co.	DKK	531	USD	92	03/21/12	(1)
State Street Bank & Trust Co.	DKK	672	USD	116	03/21/12	(3)
State Street Bank & Trust Co.	DKK	726	USD	128	03/21/12	—
State Street Bank & Trust Co.	EUR	1	USD	1	02/01/12	—
State Street Bank & Trust Co.	EUR	2,530	USD	3,341	02/01/12	32
State Street Bank & Trust Co.	EUR	351	USD	459	02/03/12	—
State Street Bank & Trust Co.	EUR	1,300	USD	1,736	03/21/12	36
State Street Bank & Trust Co.	EUR	1,339	USD	1,769	03/21/12	17
State Street Bank & Trust Co.	EUR	2,000	USD	2,616	03/21/12	—
State Street Bank & Trust Co.	EUR	2,000	USD	2,535	03/21/12	(81)
State Street Bank & Trust Co.	EUR	2,000	USD	2,610	03/21/12	(7)
State Street Bank & Trust Co.	EUR	2,000	USD	2,564	03/21/12	(53)
State Street Bank & Trust Co.	EUR	2,000	USD	2,611	03/21/12	(6)
State Street Bank & Trust Co.	EUR	3,000	USD	3,916	03/21/12	(8)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	EUR	3,000	USD	3,961	03/21/12	36
State Street Bank & Trust Co.	GBP	297	USD	465	02/01/12	(3)
State Street Bank & Trust Co.	GBP	19	USD	30	02/02/12	—
State Street Bank & Trust Co.	GBP	111	USD	174	02/02/12	(1)
State Street Bank & Trust Co.	GBP	325	USD	508	03/21/12	(4)
State Street Bank & Trust Co.	HKD	2,589	USD	334	02/01/12	—
State Street Bank & Trust Co.	HKD	3,296	USD	425	02/01/12	—
State Street Bank & Trust Co.	HKD	104	USD	13	02/02/12	—
State Street Bank & Trust Co.	HKD	4,947	USD	638	02/02/12	—
State Street Bank & Trust Co.	HKD	8,581	USD	1,107	02/02/12	—
State Street Bank & Trust Co.	HKD	47	USD	6	03/21/12	—
State Street Bank & Trust Co.	HKD	541	USD	70	03/21/12	—
State Street Bank & Trust Co.	HKD	595	USD	76	03/21/12	—
State Street Bank & Trust Co.	HKD	1,280	USD	165	03/21/12	—
State Street Bank & Trust Co.	HKD	1,550	USD	199	03/21/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	257	03/21/12	(1)
State Street Bank & Trust Co.	HKD	4,000	USD	515	03/21/12	—
State Street Bank & Trust Co.	ILS	93	USD	24	03/21/12	—
State Street Bank & Trust Co.	ILS	383	USD	101	03/21/12	(1)
State Street Bank & Trust Co.	ILS	475	USD	127	03/21/12	—
State Street Bank & Trust Co.	JPY	32,273	USD	421	02/01/12	(2)
State Street Bank & Trust Co.	JPY	69,401	USD	905	03/21/12	(6)
State Street Bank & Trust Co.	JPY	100,000	USD	1,287	03/21/12	(26)
State Street Bank & Trust Co.	JPY	100,000	USD	1,299	03/21/12	(14)
State Street Bank & Trust Co.	JPY	150,000	USD	1,954	03/21/12	(15)
State Street Bank & Trust Co.	JPY	361,257	USD	4,741	03/21/12	(2)
State Street Bank & Trust Co.	SEK	2,158	USD	320	02/01/12	3
State Street Bank & Trust Co.	SGD	452	USD	360	02/03/12	1
State Street Bank & Trust Co.	SGD	17	USD	13	03/21/12	—
State Street Bank & Trust Co.	SGD	104	USD	80	03/21/12	(3)
State Street Bank & Trust Co.	SGD	164	USD	131	03/21/12	1
Westpac Banking Corp.	USD	16,118	GBP	10,321	03/21/12	139
Westpac Banking Corp.	USD	1,698	HKD	13,192	03/21/12	3
Westpac Banking Corp.	USD	9,828	JPY	761,833	03/21/12	173
Westpac Banking Corp.	USD	10,644	NOK	61,897	03/21/12	(114)
Westpac Banking Corp.	USD	1,430	NZD	1,900	03/21/12	134
Westpac Banking Corp.	AUD	474	USD	479	03/21/12	(22)
Westpac Banking Corp.	AUD	7,939	USD	8,364	04/27/12	13
Westpac Banking Corp.	CAD	3,634	USD	3,566	03/21/12	(54)
Westpac Banking Corp.	CHF	6,272	USD	6,780	03/21/12	(38)
Westpac Banking Corp.	DKK	3,316	USD	594	03/21/12	11
Westpac Banking Corp.	EUR	9,485	USD	12,633	03/21/12	225
Westpac Banking Corp.	GBP	53	USD	83	02/03/12	—
Westpac Banking Corp.	JPY	816,946	USD	10,563	03/21/12	(162)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						937

See accompanying notes which are an integral part of this quarterly report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$140,095	$—	$—	$140,095
Belgium	40,040	—	—	40,040
Bermuda	37,840	—	—	37,840
Brazil	73,244	—	—	73,244
Canada	219,779	—	513	220,292
Cayman Islands	35,176	—	703	35,879
Chile	9,299	—	—	9,299
China	28,039	—	—	28,039
Curacao	158	—	—	158
Czech Republic	5,421	—	—	5,421
Denmark	49,447	—	—	49,447
Finland	27,819	—	—	27,819
France	334,791	—	—	334,791
Germany	301,617	—	—	301,617
Hong Kong	73,906	—	—	73,906
India	18,078	—	—	18,078
Indonesia	9,775	—	—	9,775
Ireland	33,822	—	—	33,822
Israel	50,426	—	—	50,426
Italy	102,880	—	—	102,880
Japan	665,632	—	—	665,632
Jersey	30,710	—	—	30,710
Luxembourg	21,983	—	—	21,983
Mexico	13,701	—	—	13,701
Netherlands	232,092	—	—	232,092
New Zealand	2,510	—	—	2,510
Norway	2,604	—	—	2,604
Panama	7,432	—	—	7,432
Papua New Guinea	2,211	—	—	2,211
Philippines	1,492	—	—	1,492
Portugal	2,026	—	—	2,026
Russia	24,514	—	—	24,514
Singapore	46,806	—	—	46,806
South Africa	29,945	—	—	29,945
South Korea	67,085	—	—	67,085
Spain	109,693	—	—	109,693
Sweden	43,256	—	—	43,256
Switzerland	328,476	—	—	328,476
Taiwan	42,395	—	—	42,395
Thailand	3,325	—	—	3,325
United Kingdom	875,478	—	—	875,478
United States	66,377	—	—	66,377
Virgin Islands, British	8,514	—	—	8,514
Preferred Stocks	16,882	—	—	16,882
Warrants & Rights	—	10,974	—	10,974
Short-Term Investments	—	321,619	—	321,619
Other Securities	—	273,481	—	273,481

Total Investments	4,236,791	606,074	1,216	4,844,081

Other Financial Instruments
Futures Contracts	14,189	—	—	14,189
Foreign Currency Exchange Contracts	67	870	—	937

Total Other Financial Instruments*	$14,256	$870	$—	$15,126

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant observable inputs (Level 3) used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Australia - 0.5%
Downer EDI, Ltd. (Æ)	561,800	2,153
Newcrest Mining, Ltd.	229,600	8,219
Westfield Retail Trust (ö)	885,877	2,380

		12,752

Belgium - 0.6%
Anheuser-Busch InBev NV	233,887	14,182
Delhaize Group SA	48,187	2,624

		16,806

Bermuda - 0.5%
African Minerals, Ltd. (Æ)(Ñ)	288,917	2,288
China Hongxing Sports, Ltd. (Æ)(Ñ)	6,320,000	72
Guoco Group, Ltd.	142,000	1,474
PartnerRe, Ltd. - ADR	45,600	2,983
Stolt-Nielsen, Ltd. Class A (Ñ)	284,300	6,106

		12,923

Brazil - 1.5%
Amil Participacoes SA	94,100	942
BM&FBovespa SA	447,262	2,813
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Æ)(Å)	373,800	2,182
Centrais Eletricas Brasileiras SA - ADR (Æ)(Ñ)	478,140	7,000
Itau Unibanco Holding SA - ADR	299,700	5,982
PDG Realty SA Empreendimentos e Participacoes	1,376,700	5,579
Petroleo Brasileiro SA - ADR (Æ)	539,652	15,073
Profarma Distribuidora de Produtos Farmaceuticos SA	93,100	634

		40,205

Canada - 3.7%
Bankers Petroleum, Ltd. (Æ)	835,000	4,464
Barrick Gold Corp.	271,500	13,374
Cameco Corp. Class A	594,000	13,822
Canadian National Railway Co. (Þ)	275,120	20,750
Dundee Precious Metals, Inc.	584	6
Eastern Platinum, Ltd. (Æ)	5,772,500	3,109
Gabriel Resources, Ltd. (Æ)(Ñ)	347,777	2,116
Kinross Gold Corp.	130,000	1,468
National Bank of Canada	32,500	2,438
Nexen, Inc.	75,300	1,349
Niko Resources, Ltd.	34,200	1,671
Osisko Mining Corp. (Æ)(Þ)	477,700	5,698
Potash Corp. of Saskatchewan, Inc.	353,624	16,528
Shoppers Drug Mart Corp.	113,300	4,689
Ultra Petroleum Corp. (Æ)(Ñ)	240,200	5,772
Uranium Participation Corp. (Æ)	593,100	3,549
Westjet Airlines, Ltd. (Æ)	104,177	1,292
Westjet Airlines, Ltd.	31,200	387

		102,482

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 1.9%
Baidu, Inc. - ADR (Æ)	155,800	19,868
Chow Tai Fook Jewellery Group, Ltd. (Æ)(Þ)	4,008,800	7,578
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	322,243	8,072
Melco Crown Entertainment, Ltd. - ADR (Æ)	594,697	6,631
New Oriental Education & Technology Group - ADR (Æ)	40,400	962
Sina Corp. (Æ)(Ñ)	66,100	4,645
Tencent Holdings, Ltd. (Ñ)	123,842	3,029
United Laboratories International Holdings, Ltd. (The) (Ñ)	3,292,000	2,080

		52,865

China - 0.5%
Bank of China, Ltd. Class H	8,840,953	3,796
China Petroleum & Chemical Corp. Class H	2,678,000	3,253
Industrial & Commercial Bank of China Class H (Ñ)	8,453,867	5,919
Ping An Insurance Group Co. Class H	266,632	2,111

		15,079

Cyprus - 0.1%
Global Ports Investments PLC - GDR	132,762	1,739

Denmark - 0.3%
GN Store Nord A/S	229,226	2,325
Novo Nordisk A/S Class B	56,757	6,711

		9,036

Egypt - 0.2%
Egyptian Financial Group-Hermes Holding (Æ)	714,682	1,406
Oriental Weavers	526,864	2,620
Telecom Egypt Co. - ADR	818,282	2,033

		6,059

Finland - 0.5%
Kone OYJ Class B	57,751	3,144
Nokia OYJ	1,344,323	6,714
Nokia OYJ - ADR (Ñ)	729,000	3,674

		13,532

France - 5.8%
Areva SA (Æ)(Ñ)	76,683	1,864
BNP Paribas SA	492,701	20,862
Casino Guichard Perrachon SA (Æ)	26,875	2,390
Danone	113,584	7,010
EDF SA (Ñ)	425,000	9,795
Eutelsat Communications SA	223,492	8,295
Legrand SA - ADR	663,911	22,900
LVMH Moet Hennessy Louis Vuitton SA - ADR	150,879	24,393
Pernod-Ricard SA	83,780	8,043
PPR	86,700	13,643
Publicis Groupe SA - ADR (Ñ)	328,910	16,547
Sanofi - ADR	75,125	5,549

48	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Schneider Electric SA	92,511	5,746
Thales SA (Ñ)	215,300	7,366
Total SA	107,575	5,686

		160,089

Germany - 3.7%
Allianz SE	199,750	21,963
Daimler AG	318,400	17,594
Linde AG	202,460	32,124
Merck KGaA	138,655	14,466
SAP AG - ADR	226,600	13,691
Volkswagen AG	19,958	3,224

		103,062

Greece - 0.1%
OPAP SA	186,000	1,907

Hong Kong - 0.5%
AIA Group, Ltd.	1,203,878	4,021
Cathay Pacific Airways, Ltd. (Ñ)	1,970,600	3,903
Cheung Kong Holdings, Ltd.	293,361	3,949
Galaxy Entertainment Group, Ltd. (Æ)	390,258	851

		12,724

Hungary - 0.0%
Egis Gyogyszergyar Nyrt	19,150	1,406

India - 0.2%
Container Corp. of India	143,498	2,824
GMR Infrastructure, Ltd. (Æ)	4,534,550	2,687

		5,511

Indonesia - 0.2%
Medco Energi Internasional Tbk PT	6,964,500	1,801
Telekomunikasi Indonesia Tbk PT - ADR	160,541	4,921

		6,722

Ireland - 1.7%
Accenture PLC Class A	635,180	36,421
Cooper Industries PLC	47,000	2,779
iShares MSCI World	291,901	7,654

		46,854

Italy - 1.0%
Enel SpA	1,432,423	5,857
ERG SpA	656,575	7,506
Finmeccanica SpA (Ñ)	757,850	3,410
Terna Rete Elettrica Nazionale SpA	577,887	2,118
UniCredit SpA (Æ)	1,499,238	7,433

		26,324

Japan - 6.1%
Canon, Inc.	338,600	14,615

	Principal Amount ($) or Shares	Market Value $
Chugoku Marine Paints, Ltd.	124,000	789
Daiwa Securities Group, Inc. (Ñ)	6,981,000	25,096
East Japan Railway Co.	160,491	10,391
Futaba Corp.	178,400	2,949
Honda Motor Co., Ltd. (Ñ)	144,700	5,061
Japan Digital Laboratory Co., Ltd.	80,200	884
Japan Steel Works, Ltd. (The) (Ñ)	810,000	6,546
Kamigumi Co., Ltd.	307,000	2,703
Kurita Water Industries, Ltd. (Ñ)	72,800	1,977
Makita Corp.	137,300	5,183
Mitsui & Co., Ltd.	360,500	6,120
MS&AD Insurance Group Holdings	260,000	5,332
Nippon Electric Glass Co., Ltd.	488,200	4,253
Nippon Telegraph & Telephone Corp.	161,300	8,063
Organo Corp. (Ñ)	138,000	1,077
Rohm Co., Ltd.	325,000	16,118
Sanshin Electronics Co., Ltd.	215,900	1,827
Seven & I Holdings Co., Ltd.	219,300	6,174
Softbank Corp. (Ñ)	80,300	2,237
Sony Corp.	285,842	5,217
Sumitomo Mitsui Trust Holdings, Inc.	1,648,999	5,149
Toppan Printing Co., Ltd. (Ñ)	511,000	4,090
Toyota Motor Corp.	509,900	18,798
TV Asahi Corp.	1,862	3,259
West Japan Railway Co.	56,700	2,403
Yamada Denki Co., Ltd. (Ñ)	40,970	2,612

		168,923

Jersey - 0.3%
Delphi Automotive PLC (Æ)	19,100	513
Polyus Gold International, Ltd. - GDR (Æ)	2,326,963	7,609

		8,122

Lebanon - 0.0%
Solidere - GDR	101,008	1,414

Luxembourg - 0.1%
Subsea 7 SA (Æ)(Ñ)	163,318	3,307

Mexico - 0.2%
Grupo Televisa SAB - ADR	295,000	5,817

Netherlands - 3.4%
Akzo Nobel NV	700,284	36,430
ASML Holding NV Class G	61,632	2,647
European Aeronautic Defence and Space Co. NV	134,546	4,519
Heineken NV	534,479	24,693
ING Groep NV (Æ)	727,581	6,622
LyondellBasell Industries NV Class A	229,593	9,895
Nielsen Holdings NV (Æ)	296,230	8,585
X5 Retail Group NV - GDR (Æ)	6,076	134

		93,525

Russell Global Equity Fund	49

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norway - 0.5%
iLinc Communications, Inc. (Æ)	1,733,106	1,415
Marine Harvest ASA (Ñ)	7,495,000	4,067
Statoil ASA Class N	180,901	4,536
Statoil ASA - ADR	133,750	3,379

		13,397

Panama - 0.6%
Carnival Corp.	515,600	15,571

Russia - 0.9%
Federal Hydrogenerating Co. JSC - ADR	2,265,000	8,788
Gazprom OAO - ADR (Æ)	895,626	10,837
Gazprom OAO - ADR	99,648	1,201
OGK-3 Class 3 (Æ)	43,500,000	1,401
Rosneft Oil Co. - GDR	430,978	3,176

		25,403

Slovenia - 0.1%
Krka dd Novo mesto	24,100	1,592

South Africa - 0.5%
AngloGold Ashanti, Ltd. - ADR	119,100	5,455
Gold Fields, Ltd. - ADR	219,150	3,614
Impala Platinum Holdings, Ltd.	138,025	3,030
Village Main Reef, Ltd. (Æ)	4,725,406	1,420

		13,519

South Korea - 1.6%
Hyundai Heavy Industries Co., Ltd.	20,327	5,637
Hyundai Motor Co.	43,476	8,553
Korea Electric Power Corp. - ADR	440,300	5,429
KT Corp. - ADR	380,150	5,660
LG Electronics, Inc. Class H	5,495	405
Samsung Electronics Co., Ltd.	12,949	12,760
SK Telecom Co., Ltd. - ADR	336,425	4,713

		43,157

Spain - 0.7%
Banco Santander SA - ADR	1,902,214	14,805
Banco Santander SA (Æ)	41,352	322
Red Electrica Corp. SA	50,958	2,344
Repsol YPF SA - ADR (Ñ)	100,677	2,765

		20,236

Switzerland - 6.5%
Actelion, Ltd. (Æ)	92,475	3,541
Adecco SA (Æ)	370,900	17,580
Cie Financiere Richemont SA	430,288	24,354
Credit Suisse Group AG (Æ)	738,600	19,161
Givaudan SA (Æ)	14,900	13,913
Holcim, Ltd. (Æ)	194,000	11,054
Julius Baer Group, Ltd. (Æ)	418,900	17,020

	Principal Amount ($) or Shares	Market Value $
Nestle SA	720,984	41,317
Noble Corp. (Æ)	153,300	5,341
Novartis AG	263,884	14,276
Swisscom AG	13,458	5,312
Transocean, Ltd.	40,050	1,894
Tyco International, Ltd.	101,718	5,183

		179,946

Thailand - 0.0%
Bangkok Bank PCL	169,100	910

Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	667,000	8,598

United Kingdom - 8.4%
ARM Holdings PLC	1,438,099	13,812
Aviva PLC	747,733	4,117
Barclays PLC	3,303,723	11,065
BG Group PLC	442,371	9,934
BHP Billiton PLC	311,661	10,426
BP PLC	1,808,179	13,416
Diageo PLC	1,271,938	28,101
Experian PLC	636,614	8,622
Faroe Petroleum PLC (Æ)	48,845	129
GlaxoSmithKline PLC - ADR	191,494	4,255
Imperial Tobacco Group PLC	356,252	12,743
ITV PLC	2,129,308	2,513
Marks & Spencer Group PLC	736,469	3,793
Reckitt Benckiser Group PLC	483,636	25,729
Rockhopper Exploration PLC (Æ)	442,605	2,373
Rolls-Royce Holdings PLC (Æ)(Þ)	1,077,169	12,484
Royal Bank of Scotland Group PLC - ADR (Æ)	24,634,058	10,334
Royal Dutch Shell PLC Class B	276,583	10,061
RusPetro PLC (Æ)	863,668	1,803
Standard Chartered PLC	226,967	5,486
Tesco PLC	784,467	3,951
Tullow Oil PLC	384,121	8,414
Vodafone Group PLC - ADR (Æ)	3,296,216	8,872
Weir Group PLC (The)	190,719	5,876
WPP PLC	1,241,279	14,582

		232,891

United States - 40.9%
3M Co.	211,040	18,299
Allscripts Healthcare Solutions, Inc. (Æ)	58,300	1,115
American International Group, Inc. (Æ)	380,000	9,542
Anadarko Petroleum Corp.	85,032	6,864
Apache Corp.	63,900	6,318
Apple, Inc. (Æ)	111,705	50,991
Applied Materials, Inc.	1,473,700	18,097
Arch Coal, Inc.	1,044,120	15,067
Archer-Daniels-Midland Co.	67,125	1,922
Bank of New York Mellon Corp. (The)	876,130	17,636

50	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Baxter International, Inc.	143,800	7,978
Best Buy Co., Inc.	390,250	9,346
Boeing Co. (The)	240,900	17,870
Broadcom Corp. Class A	315,700	10,841
Calpine Corp. (Æ)	412,200	6,018
Cameron International Corp. (Æ)	72,400	3,852
CarMax, Inc. (Æ)	73,000	2,221
Caterpillar, Inc.	48,700	5,314
Chesapeake Energy Corp.	268,000	5,663
Chevron Corp.	75,700	7,803
Cimarex Energy Co.	148,900	8,693
Citigroup, Inc.	349,306	10,731
CME Group, Inc. Class A	61,400	14,706
Coca-Cola Co. (The)	99,671	6,731
Comcast Corp. Class A (Æ)	503,900	12,844
Computer Sciences Corp.	180,500	4,662
Consol Energy, Inc.	104,100	3,721
Corning, Inc.	419,000	5,393
Crown Castle International Corp. (Æ)	80,700	3,912
Dentsply International, Inc.	50,000	1,887
DP World, Ltd. (Æ)	345,855	3,787
Eli Lilly & Co. (Ñ)	258,500	10,273
EMC Corp. (Æ)	293,934	7,572
Emerson Electric Co.	64,300	3,304
Energizer Holdings, Inc. (Æ)	121,072	9,337
Express Scripts, Inc. Class A (Æ)	210,317	10,760
Franklin Resources, Inc.	167,400	17,761
Freeport-McMoRan Copper & Gold, Inc.	60,700	2,805
General Dynamics Corp.	147,900	10,229
General Electric Co.	248,400	4,648
General Motors Co. (Æ)	441,300	10,600
Goldman Sachs Group, Inc. (The)	157,000	17,501
Google, Inc. Class A (Æ)	32,200	18,680
Groupon, Inc. (Æ)(Ñ)	136,093	2,775
Halliburton Co.	154,681	5,689
Honeywell International, Inc.	457,430	26,549
Hubbell, Inc. Class B	22,200	1,597
Illinois Tool Works, Inc.	207,500	11,004
Ingram Micro, Inc. Class A (Æ)	147,200	2,794
Intel Corp.	1,765,100	46,634
International Business Machines Corp.	53,200	10,246
Johnson & Johnson	69,900	4,607
JPMorgan Chase & Co.	940,153	35,068
Juniper Networks, Inc. (Æ)	486,000	10,172
Laboratory Corp. of America Holdings (Æ)	53,100	4,853
LinkedIn Corp. Class A (Æ)(Ñ)	39,600	2,857
Lockheed Martin Corp. (Ñ)	32,400	2,667
Mastercard, Inc. Class A	31,900	11,343
Medtronic, Inc.	697,980	26,921
Merck & Co., Inc.	246,000	9,412
MetLife, Inc.	168,400	5,950
Micron Technology, Inc. (Æ)	774,200	5,876
Microsoft Corp.	553,600	16,348
MSCI, Inc. Class A (Æ)	111,400	3,629
National Oilwell Varco, Inc.	161,900	11,977

	Principal Amount ($) or Shares	Market Value $
Newmont Mining Corp.	257,600	15,837
NVIDIA Corp. (Æ)	140,800	2,080
Occidental Petroleum Corp.	50,900	5,078
Old Republic International Corp.	376,000	3,715
Omnicom Group, Inc.	468,970	21,390
Oracle Corp.	796,380	22,458
Pfizer, Inc.	504,658	10,800
Praxair, Inc.	219,590	23,320
Prudential Financial, Inc.	28,800	1,648
QUALCOMM, Inc.	258,567	15,209
Range Resources Corp.	69,000	3,969
Sotheby’s Class A	271,520	9,104
Southwest Airlines Co.	903,450	8,655
SPDR S&P 500 ETF Trust	42,104	5,524
SPX Corp.	42,439	2,955
St. Jude Medical, Inc.	122,100	5,093
Starwood Hotels & Resorts Worldwide, Inc. (ö)	269,300	14,607
Texas Instruments, Inc.	253,900	8,221
Thermo Fisher Scientific, Inc. (Æ)	545,650	28,865
TJX Cos., Inc.	99,074	6,751
United Parcel Service, Inc. Class B	431,040	32,608
UnitedHealth Group, Inc.	147,100	7,618
Valero Energy Corp.	174,100	4,177
Vanguard FTSE All-World ex-US ETF Class U	100,400	4,254
Viacom, Inc. Class B	180,762	8,503
Visa, Inc. Class A	491,009	49,415
VMware, Inc. Class A (Æ)	45,162	4,122
Walgreen Co.	635,870	21,213
Walt Disney Co. (The)	918,438	35,727
Waters Corp. (Æ)	240,990	20,862
WellPoint, Inc.	195,000	12,542
Wells Fargo & Co.	620,300	18,119
Western Digital Corp. (Æ)	285,000	10,360
X5 Retail Group NV - GDR (Æ)	162,823	3,585

		1,130,646

Virgin Islands, British - 0.1%
Mail.ru Group, Ltd. - GDR (Æ)(Þ)	68,638	2,262

Total Common Stocks (cost $2,456,531)		2,617,313

Preferred Stocks - 0.4%
Brazil - 0.2%
Investimentos Itau SA	749,293	4,906

Germany - 0.2%
Hugo Boss AG	25,782	2,298
Porsche Automobil Holding SE	59,101	3,624

		5,922

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

South Korea - 0.0%
LG Electronics, Inc.	58,230		1,358

Total Preferred Stocks (cost $13,466)			12,186

Short-Term Investments - 4.4%
United States - 4.4%
Russell U.S. Cash Management Fund	120,564,605	(¥)	120,565

Total Short-Term Investments (cost $120,565)			120,565

Other Securities - 2.8%
Russell Investment Company Liquidating Trust (×)	2,004,024	(¥)	2,038
Russell U.S. Cash Collateral Fund (×)	76,218,394	(¥)	76,218

Total Other Securities (cost $78,222)			78,256

Total Investments - 102.3% (identified cost $2,668,784)			2,828,320

Other Assets and Liabilities, Net - (2.3%)			(63,974)

Net Assets - 100.0%			2,764,346

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	51	AUD	5,388	03/12	220
FTSE 100 Index Futures (UK)	154	GBP	8,693	03/12	569
HANG SENG Index Futures (Hong Kong)	18	HKD	18,321	02/12	8
S&P 500 E-Mini Index Futures (CME)	1,060	USD	69,335	03/12	2,997
S&P 500 Index Futures (CME)	40	USD	13,082	03/12	598
S&P Midcap 400 E-Mini Index Futures (CME)	80	USD	7,479	03/12	496
S&P TSE 60 Index Futures (Canada)	60	CAD	8,497	03/12	482
TOPIX Index Futures (Japan)	134	JPY	1,013,710	03/12	341

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5,711

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	645	JPY	50,000	03/21/12	12
Bank of America	NOK	1,601	USD	273	02/03/12	—
Barclays Bank PLC	USD	16,290	GBP	10,500	03/21/12	250
Barclays Bank PLC	USD	4,503	JPY	350,000	03/21/12	92
Barclays Bank PLC	USD	9,341	JPY	723,833	03/21/12	161
Brown Brothers Harriman & Co.	USD	205	AUD	200	03/21/12	6
Brown Brothers Harriman & Co.	USD	196	CAD	200	03/21/12	3
Brown Brothers Harriman & Co.	USD	310	GBP	200	03/21/12	6
Brown Brothers Harriman & Co.	USD	261	JPY	20,000	03/21/12	2
Brown Brothers Harriman & Co.	AUD	500	USD	498	03/21/12	(30)
Brown Brothers Harriman & Co.	CAD	400	USD	388	03/21/12	(11)
Brown Brothers Harriman & Co.	GBP	600	USD	939	03/21/12	(6)
Brown Brothers Harriman & Co.	HKD	1,200	USD	154	03/21/12	—
Brown Brothers Harriman & Co.	JPY	225,281	USD	2,954	02/03/12	(2)
Brown Brothers Harriman & Co.	JPY	30,000	USD	386	03/21/12	(8)
Citibank	GBP	200	USD	314	03/21/12	(2)
Citibank	JPY	20,000	USD	258	03/21/12	(4)
Commonwealth Bank of Australia	USD	6,971	AUD	7,100	03/21/12	527
Commonwealth Bank of Australia	USD	9,342	JPY	723,833	03/21/12	160
HSBC Bank PLC	USD	2,827	HKD	22,000	03/21/12	10
HSBC Bank PLC	USD	9,337	JPY	723,833	03/21/12	165
HSBC Bank PLC	EUR	389	USD	514	02/01/12	5
HSBC Bank PLC	HKD	700	USD	90	03/21/12	—
JPMorgan Chase Bank	USD	9,341	JPY	723,833	03/21/12	161
JPMorgan Chase Bank	NOK	787	USD	135	02/02/12	1
Mellon Bank	AUD	20	USD	21	03/21/12	(1)
Mellon Bank	CAD	140	USD	138	03/21/12	(1)
Mellon Bank	GBP	50	USD	78	03/21/12	(1)
Mellon Bank	GBP	200	USD	307	03/21/12	(8)
Mellon Bank	HKD	800	USD	103	03/21/12	—
Mellon Bank	JPY	5,000	USD	65	03/21/12	—
Morgan Stanley & Co., Inc.	USD	26	AUD	25	02/01/12	1
Morgan Stanley & Co., Inc.	USD	4	CAD	5	02/01/12	—
Morgan Stanley & Co., Inc.	USD	41	JPY	2,892	02/01/12	(3)
Morgan Stanley & Co., Inc.	GBP	27	USD	45	02/01/12	3
Morgan Stanley & Co., Inc.	HKD	92	USD	12	02/01/12	—
Royal Bank of Canada	USD	9,730	CAD	10,100	03/21/12	332
Royal Bank of Canada	USD	9,340	JPY	723,833	03/21/12	162
Royal Bank of Scotland PLC	USD	201	AUD	200	03/21/12	11
Royal Bank of Scotland PLC	USD	195	CAD	200	03/21/12	4
Royal Bank of Scotland PLC	USD	461	GBP	300	03/21/12	11
Royal Bank of Scotland PLC	USD	129	HKD	1,000	03/21/12	—
Royal Bank of Scotland PLC	USD	258	JPY	20,000	03/21/12	5
Royal Bank of Scotland PLC	AUD	1,300	USD	1,332	03/21/12	(40)
Royal Bank of Scotland PLC	CAD	1,800	USD	1,762	03/21/12	(31)
Royal Bank of Scotland PLC	GBP	1,700	USD	2,606	03/21/12	(72)
Royal Bank of Scotland PLC	HKD	3,900	USD	502	03/21/12	(1)
Royal Bank of Scotland PLC	JPY	210,000	USD	2,738	03/21/12	(19)
State Street Bank & Trust Co.	USD	19	AUD	18	02/01/12	—
State Street Bank & Trust Co.	USD	63	AUD	59	02/01/12	—
State Street Bank & Trust Co.	USD	4	AUD	4	02/02/12	—
State Street Bank & Trust Co.	USD	130	AUD	123	02/02/12	1
State Street Bank & Trust Co.	USD	171	AUD	162	02/02/12	1

See accompanying notes which are an integral part of this quarterly report.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	3	AUD	2	02/03/12	—
State Street Bank & Trust Co.	USD	13,809	AUD	12,971	02/15/12	(58)
State Street Bank & Trust Co.	USD	102	AUD	100	03/21/12	4
State Street Bank & Trust Co.	USD	103	AUD	100	03/21/12	2
State Street Bank & Trust Co.	USD	104	AUD	100	03/21/12	2
State Street Bank & Trust Co.	USD	106	AUD	100	03/21/12	—
State Street Bank & Trust Co.	USD	201	AUD	200	03/21/12	10
State Street Bank & Trust Co.	USD	203	AUD	200	03/21/12	8
State Street Bank & Trust Co.	USD	18,350	CAD	18,345	02/15/12	(60)
State Street Bank & Trust Co.	USD	98	CAD	100	03/21/12	1
State Street Bank & Trust Co.	USD	196	CAD	200	03/21/12	3
State Street Bank & Trust Co.	USD	197	CAD	200	03/21/12	2
State Street Bank & Trust Co.	USD	199	CAD	200	03/21/12	—
State Street Bank & Trust Co.	USD	292	CAD	300	03/21/12	7
State Street Bank & Trust Co.	USD	391	CAD	400	03/21/12	7
State Street Bank & Trust Co.	USD	12,886	CHF	11,828	02/15/12	(35)
State Street Bank & Trust Co.	USD	2,580	EUR	1,956	02/15/12	(21)
State Street Bank & Trust Co.	USD	7,545	EUR	5,721	02/15/12	(61)
State Street Bank & Trust Co.	USD	7,404	GBP	4,693	02/02/12	(8)
State Street Bank & Trust Co.	USD	2	GBP	1	02/15/12	—
State Street Bank & Trust Co.	USD	1,567	GBP	999	02/15/12	7
State Street Bank & Trust Co.	USD	308	GBP	200	03/21/12	7
State Street Bank & Trust Co.	USD	311	GBP	200	03/21/12	4
State Street Bank & Trust Co.	USD	313	GBP	200	03/21/12	3
State Street Bank & Trust Co.	USD	315	GBP	200	03/21/12	—
State Street Bank & Trust Co.	USD	463	GBP	300	03/21/12	10
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	965	ILS	3,629	02/15/12	4
State Street Bank & Trust Co.	USD	14,913	JPY	1,147,594	02/15/12	145
State Street Bank & Trust Co.	USD	259	JPY	20,000	03/21/12	3
State Street Bank & Trust Co.	USD	260	JPY	20,000	03/21/12	2
State Street Bank & Trust Co.	USD	391	JPY	30,000	03/21/12	3
State Street Bank & Trust Co.	USD	521	JPY	40,000	03/21/12	4
State Street Bank & Trust Co.	USD	641	JPY	50,000	03/21/12	15
State Street Bank & Trust Co.	USD	2,581	JPY	200,000	03/21/12	44
State Street Bank & Trust Co.	USD	4,949	SEK	33,517	02/15/12	(25)
State Street Bank & Trust Co.	USD	2,163	SGD	2,711	02/15/12	(7)
State Street Bank & Trust Co.	AUD	100	USD	100	03/21/12	(6)
State Street Bank & Trust Co.	AUD	100	USD	105	03/21/12	(1)
State Street Bank & Trust Co.	AUD	150	USD	153	03/21/12	(5)
State Street Bank & Trust Co.	AUD	200	USD	205	03/21/12	(6)
State Street Bank & Trust Co.	AUD	300	USD	316	03/21/12	(1)
State Street Bank & Trust Co.	AUD	300	USD	318	03/21/12	1
State Street Bank & Trust Co.	CAD	200	USD	196	03/21/12	(3)
State Street Bank & Trust Co.	CAD	200	USD	194	03/21/12	(5)
State Street Bank & Trust Co.	CAD	200	USD	198	03/21/12	(1)
State Street Bank & Trust Co.	CAD	350	USD	341	03/21/12	(8)
State Street Bank & Trust Co.	CAD	400	USD	399	03/21/12	1

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	CAD	500	USD	498	03/21/12	—
State Street Bank & Trust Co.	DKK	34,857	USD	6,168	02/15/12	34
State Street Bank & Trust Co.	EUR	5,721	USD	7,545	02/02/12	62
State Street Bank & Trust Co.	EUR	2,913	USD	3,818	02/15/12	8
State Street Bank & Trust Co.	EUR	4,849	USD	6,207	02/15/12	(137)
State Street Bank & Trust Co.	EUR	13,407	USD	17,632	02/15/12	94
State Street Bank & Trust Co.	GBP	999	USD	1,567	02/01/12	(7)
State Street Bank & Trust Co.	GBP	4,693	USD	7,403	02/15/12	8
State Street Bank & Trust Co.	GBP	17,315	USD	27,198	02/15/12	(84)
State Street Bank & Trust Co.	GBP	100	USD	156	03/21/12	(2)
State Street Bank & Trust Co.	GBP	100	USD	153	03/21/12	(4)
State Street Bank & Trust Co.	GBP	100	USD	153	03/21/12	(4)
State Street Bank & Trust Co.	GBP	100	USD	157	03/21/12	(1)
State Street Bank & Trust Co.	GBP	150	USD	229	03/21/12	(7)
State Street Bank & Trust Co.	GBP	300	USD	472	03/21/12	(1)
State Street Bank & Trust Co.	GBP	400	USD	628	03/21/12	(2)
State Street Bank & Trust Co.	HKD	27,611	USD	3,560	02/15/12	—
State Street Bank & Trust Co.	HKD	185,017	USD	23,855	02/15/12	(2)
State Street Bank & Trust Co.	HKD	700	USD	90	03/21/12	—
State Street Bank & Trust Co.	HKD	1,100	USD	142	03/21/12	—
State Street Bank & Trust Co.	HKD	1,200	USD	155	03/21/12	—
State Street Bank & Trust Co.	JPY	10,000	USD	130	03/21/12	(1)
State Street Bank & Trust Co.	JPY	20,000	USD	257	03/21/12	(6)
State Street Bank & Trust Co.	JPY	40,000	USD	522	03/21/12	(3)
State Street Bank & Trust Co.	JPY	40,000	USD	520	03/21/12	(5)
State Street Bank & Trust Co.	JPY	50,000	USD	652	03/21/12	(4)
State Street Bank & Trust Co.	JPY	60,000	USD	786	03/21/12	(1)
State Street Bank & Trust Co.	NOK	19,412	USD	3,337	02/15/12	30
Westpac Banking Corp.	USD	9,338	JPY	723,833	03/21/12	164
Westpac Banking Corp.	JPY	3,450,000	USD	44,333	03/21/12	(956)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,013

See accompanying notes which are an integral part of this quarterly report.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$12,752	$—	$—	$12,752
Belgium	16,806	—	—	16,806
Bermuda	12,851	—	72	12,923
Brazil	40,205	—	—	40,205
Canada	101,190	—	1,292	102,482
Cayman Islands	52,865	—	—	52,865
China	15,079	—	—	15,079
Cyprus	1,739	—	—	1,739
Denmark	9,036	—	—	9,036
Egypt	6,059	—	—	6,059
Finland	13,532	—	—	13,532
France	160,089	—	—	160,089
Germany	103,062	—	—	103,062
Greece	1,907	—	—	1,907
Hong Kong	12,724	—	—	12,724
Hungary	1,406	—	—	1,406
India	5,511	—	—	5,511
Indonesia	6,722	—	—	6,722
Ireland	46,854	—	—	46,854
Italy	26,324	—	—	26,324
Japan	168,923	—	—	168,923
Jersey	8,122	—	—	8,122
Lebanon	1,414	—	—	1,414
Luxembourg	3,307	—	—	3,307
Mexico	5,817	—	—	5,817
Netherlands	93,525	—	—	93,525
Norway	13,397	—	—	13,397
Panama	15,571	—	—	15,571
Russia	25,403	—	—	25,403
Slovenia	1,592	—	—	1,592
South Africa	13,519	—	—	13,519
South Korea	43,157	—	—	43,157
Spain	19,914	—	322	20,236
Switzerland	179,946	—	—	179,946
Thailand	910	—	—	910
Turkey	8,598	—	—	8,598
United Kingdom	232,891	—	—	232,891
United States	1,130,646	—	—	1,130,646
Virgin Islands, British	2,262	—	—	2,262
Preferred Stocks	12,186	—	—	12,186
Short-Term Investments	—	120,565	—	120,565
Other Securities	—	78,256	—	78,256

Total Investments	2,627,813	198,821	1,686	2,828,320

Other Financial Instruments
Futures Contracts	5,711	—	—	5,711
Foreign Currency Exchange Contracts	54	959	—	1,013

Total Other Financial Instruments*	$5,765	$959	$—	$6,724

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant observable inputs (Level 3) used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	57

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Austria - 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,798	1,286

Bermuda - 1.2%
Brilliance China Automotive Holdings, Ltd. (Æ)(Ñ)	2,856,000	3,053
China Foods, Ltd. (Ñ)	727,732	578
China Resources Gas Group, Ltd. (Ñ)	615,749	888
Cosan, Ltd. Class A	243,226	3,123
Credicorp, Ltd.	62,101	7,058
Haier Electronics Group Co., Ltd. (Æ)(Ñ)	1,197,000	1,232
Li & Fung, Ltd. (Ñ)	1,332,000	2,913
Skyworth Digital Holdings, Ltd.	3,006,000	1,291
Yue Yuen Industrial Holdings, Ltd.	745,000	2,281

		22,417

Brazil - 12.3%
All America Latina Logistica SA	256,634	1,476
Amil Participacoes SA	195,354	1,956
B2W Cia Global Do Varejo	66,353	396
Banco Bradesco SA - ADR	428,807	7,667
Banco do Brasil SA	777,900	12,106
Banco Santander Brasil SA - ADR (Æ)	726,478	6,626
Banco Santander Brasil SA	306,092	2,838
BM&FBovespa SA	391,800	2,464
Brasil Telecom SA	65,224	438
Braskem SA - ADR (Ñ)	50,200	905
BRF - Brasil Foods SA ADR (Æ)(Ñ)	271,130	5,431
Brookfield Incorporacoes SA	786,900	2,765
CCR SA	128,000	891
Centrais Eletricas Brasileiras SA (Æ)	184,200	1,892
Centrais Eletricas Brasileiras SA - ADR (Æ)	71,515	730
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	57,081	2,432
Cia de Bebidas das Americas - ADR	321,080	11,684
Cia de Saneamento Basico do Estadode Sao Paulo (Æ)	240,340	8,025
Cia de Saneamento Basico do Estadode Sao Paulo - ADR (Æ)	14,923	983
Cia de Saneamento de Minas Gerais - COPASA (Æ)	66,700	1,477
Cia Energetica de Minas Gerais - ADR (Ñ)	196,683	3,981
Cia Energetica de Minas Gerais	16,000	270
Cia Hering	49,000	1,178
Cia Paranaense de Energia - ADR (Æ)	60,422	1,383
Cosan SA Industria e Comercio	54,300	879
CPFL Energia SA - ADR (Ñ)	95,619	2,835
Fibria Celulose SA - ADR (Ñ)	174,700	1,396
Gerdau SA - ADR	131,800	1,252
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	122,500	845
Hypermarcas SA	156,400	951
Itau Unibanco Holding SA - ADR	655,763	13,089
Itau Unibanco Holding SA (Æ)	69,800	1,218

	Principal Amount ($) or Shares	Market Value $
Light SA	378,000	5,937
Lojas Renner SA	50,649	1,710
Marfrig Alimentos SA	79,562	365
Natura Cosmeticos SA	81,500	1,746
Odontoprev SA	172,100	2,876
OGX Petroleo e Gas Participacoes SA (Æ)	923,484	8,748
OSX Brasil SA (Æ)	189,800	1,460
Petroleo Brasileiro SA - ADR (Æ)	1,710,806	50,057
QGEP Participacoes SA	131,500	1,072
Redecard SA	528,700	9,532
Rossi Residencial SA	573,300	3,098
Santos Brasil Participacoes SA	59,500	918
Souza Cruz SA	170,400	2,218
Sul America SA	140,300	1,413
Tele Norte Leste - ADR	109,089	1,024
Telefonica Brasil SA - ADR	108,961	3,034
Tim Participacoes SA - ADR (Æ)(Ñ)	249,822	7,207
Tractebel Energia SA	50,801	882
Ultrapar Participacoes SA	156,892	3,174
Vale SA Class B - ADR (Ñ)	821,538	20,272

		229,202

Canada - 0.4%
First Quantum Minerals, Ltd. (Æ)	364,580	7,985

Cayman Islands - 3.4%
51job, Inc. - ADR (Æ)	36,300	1,629
Anta Sports Products, Ltd. (Ñ)	1,503,000	1,514
ASM Pacific Technology, Ltd. (Ñ)	324,098	4,171
Baidu, Inc. - ADR (Æ)	46,300	5,904
China Forestry Holdings Co., Ltd. (Æ)(Ñ)	1,692,100	212
China Liansu Group Holdings, Ltd. (Ñ)	4,518,200	2,400
China Lumena New Materials Corp. (Ñ)	7,676,000	1,514
China Mengniu Dairy Co., Ltd.	344,000	920
China Resources Cement Holdings, Ltd. (Ñ)	1,248,847	902
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	43,469	1,089
Daphne International Holdings, Ltd. (Ñ)	1,230,000	1,586
Eurasia Drilling Co., Ltd. - GDR	27,926	734
Evergrande Real Estate Group, Ltd. (Ñ)	8,662,000	4,110
GCL-Poly Energy Holdings, Ltd. (Ñ)	3,726,000	1,283
Hengan International Group Co., Ltd. (Ñ)	566,500	5,066
International Mining Machinery Holdings, Ltd. (Ñ)	1,303,500	1,425
Ju Teng International Holdings, Ltd. (Ñ)	1,151,000	150
KWG Property Holding, Ltd. (Ñ)	1,130,400	469
Li Ning Co., Ltd. (Ñ)	1,186,270	1,224
Longfor Properties Co., Ltd. (Ñ)	904,552	1,190
Melco Crown Entertainment, Ltd. - ADR (Æ)	485,300	5,411
MIE Holdings Corp.	2,857,438	859
Mongolian Mining Corp. (Æ)(Ñ)	649,552	523
Pacific Textile Holdings, Ltd.	1,258,000	777
Parkson Retail Group, Ltd. (Ñ)	1,585,308	1,895
Real Gold Mining, Ltd. (Ñ)	633,000	262
Shenzhou International Group Holdings, Ltd.	502,000	716
Sina Corp. (Æ)(Ñ)	53,200	3,738

58	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tencent Holdings, Ltd. (Ñ)	241,900	5,917
Tingyi Cayman Islands Holding Corp. (Ñ)	612,000	1,787
Want Want China Holdings, Ltd. (Ñ)	1,983,238	1,839
Xingda International Holdings, Ltd. (Ñ)	5,023,000	1,995
Xinyi Glass Holdings, Ltd. (Ñ)	1,024,000	606

		63,817

Chile - 0.8%
Banco de Chile - ADR (Æ)(Ñ)	8,657	778
Banco Santander Chile - ADR	50,158	4,088
Embotelladora Andina SA - ADR (Ñ)	35,449	961
Entel Chile SA	68,279	1,250
Sociedad Quimica y Minera de Chile SA - ADR	136,200	8,001

		15,078

China - 5.6%
Agricultural Bank of China, Ltd. Class H (Ñ)	9,636,000	4,759
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,019,387	3,444
Bank of China, Ltd. Class H	6,628,400	2,846
BBMG Corp. Class H (Ñ)	2,078,000	1,583
China Coal Energy Co., Ltd. Class H	1,825,000	2,292
China Construction Bank Corp. Class H (Ñ)	5,827,120	4,666
China Life Insurance Co., Ltd. Class H	508,000	1,497
China Merchants Bank Co., Ltd. Class H (Ñ)	1,887,274	4,166
China Minsheng Banking Corp., Ltd. Class H (Ñ)	2,252,000	2,082
China Oilfield Services, Ltd. Class H	398,000	650
China Petroleum & Chemical Corp. Class H	8,786,000	10,672
China Shenhua Energy Co., Ltd. Class H	2,566,697	11,286
China Telecom Corp., Ltd. Class H	11,730,000	6,594
China Telecom Corp., Ltd. - ADR (Ñ)	38,114	2,138
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	5,582,000	10,437
Industrial & Commercial Bank of China Class H (Ñ)	11,823,550	8,278
Jiangsu Expressway Co., Ltd. Class H	2,887,000	2,878
Jiangxi Copper Co., Ltd. Class H (Ñ)	791,000	2,013
PetroChina Co., Ltd. Class H	3,704,000	5,416
PetroChina Co., Ltd. - ADR	11,400	1,659
PICC Property & Casualty Co., Ltd. Class H (Ñ)	2,372,000	3,126
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	2,268,000	2,088
Tsingtao Brewery Co., Ltd. Class H (Ñ)	302,000	1,632
Weiqiao Textile Co. Class H (Ñ)	540,500	278
Wumart Stores, Inc. Class H (Ñ)	727,000	1,502
Yantai Changyu Pioneer Wine Co., Ltd. Class B	59,532	624
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	780,000	1,871
Yanzhou Coal Mining Co., Ltd. - ADR	32,946	784
Zhaojin Mining Industry Co., Ltd.	946,000	1,698
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Ñ)	509,000	685

		103,644

	Principal Amount ($) or Shares	Market Value $
Colombia - 0.7%
BanColombia SA	151,500	2,342
BanColombia SA - ADR (Ñ)	61,435	3,810
Ecopetrol SA - ADR	119,861	6,121

		12,273

Cyprus - 0.1%
Global Ports Investments PLC - GDR	33,211	435
Global Ports Investments PLC - GDR (Þ)	32,776	430
Globaltrans Investment PLC - GDR	49,545	752

		1,617

Czech Republic - 0.1%
Komercni Banka AS	6,652	1,271

Egypt - 0.4%
Orascom Construction Industries	95,733	3,975
Orascom Construction Industries - GDR	83,216	3,453

		7,428

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA (Æ)	93,694	1,740

Hong Kong - 4.3%
Agile Property Holdings, Ltd. (Ñ)	1,898,000	2,117
AIA Group, Ltd.	589,600	1,969
China Merchants Holdings International Co., Ltd.	1,328,000	4,418
China Mobile, Ltd.	1,521,232	15,555
China Mobile, Ltd. - ADR	295,673	15,103
China Overseas Land & Investment, Ltd. (Ñ)	1,310,667	2,444
China Resources Enterprise, Ltd.	1,540,480	5,313
China Unicom Hong Kong, Ltd. (Ñ)	970,000	1,786
China Unicom Hong Kong, Ltd. - ADR (Ñ)	331,757	6,128
CNOOC, Ltd.	2,177,000	4,475
CNOOC, Ltd. - ADR	60,247	12,254
Dah Chong Hong Holdings, Ltd.	2,264,000	2,875
Lenovo Group, Ltd.	4,280,000	3,427
Shenzhen Investment, Ltd.	2,477,600	518
Soho China, Ltd. (Ñ)	1,500,000	984

		79,366

Hungary - 0.6%
Magyar Telekom Telecommunications PLC	277,741	660
MOL Hungarian Oil and Gas PLC (Æ)(Ñ)	42,756	3,573
MOL Hungarian Oil and Gas PLC - ADR (Æ)	4,213	169
OTP Bank PLC (Ñ)	243,534	4,344
Richter Gedeon Nyrt	10,073	1,657

		10,403

Russell Emerging Markets Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

India - 4.0%
Allahabad Bank	287,635	940
Ambuja Cements, Ltd.	1,531,673	4,986
Apollo Tyres, Ltd.	418,677	613
Axis Bank, Ltd.	245,375	5,335
Bajaj Auto, Ltd.	196,976	6,379
Balrampur Chini Mills, Ltd. Class A	790,030	780
Bank of Baroda	107,568	1,640
Bank of India	331,600	2,311
Canara Bank	356,198	3,387
Dabur India, Ltd. Class A	888,680	1,693
Gitanjali Gems, Ltd.	134,478	844
HCL Technologies, Ltd.	95,718	847
HDFC Bank, Ltd. - ADR	84,000	2,606
Hindustan Unilever, Ltd.	302,721	2,320
ICICI Bank, Ltd. - ADR	134,600	4,874
Indian Oil Corp., Ltd.	129,730	758
Infosys, Ltd. - ADR	57,817	3,179
Infosys, Ltd.	38,913	2,161
Jindal Poly Films, Ltd.	67,394	290
Lupin, Ltd.	30,501	293
Mahindra & Mahindra, Ltd.	85,480	1,165
MRF, Ltd.	3,473	555
Petronet LNG, Ltd.	546,411	1,820
Punjab National Bank	113,837	2,167
Reliance Industries, Ltd. - GDR (Þ)	87,327	2,891
State Bank of India	119,678	4,990
Steel Authority of India, Ltd.	486,625	1,000
Tata Consultancy Services, Ltd.	41,461	950
Tata Motors, Ltd.	364,100	1,795
Tata Motors, Ltd. - ADR (Ñ)	224,200	5,399
TVS Motor Co., Ltd.	1,049,791	1,114
Ultratech Cement, Ltd.	86,299	2,120
Union Bank of India	402,000	1,855
United Spirits, Ltd.	66,482	898

		74,955

Indonesia - 3.9%
AKR Corporindo TBK PT	1,954,500	794
Alam Sutera Realty Tbk PT	41,004,000	2,212
Astra International Tbk PT	1,427,500	12,528
Bakrie Sumatera Plantations Tbk PT	14,276,000	460
Bank Bukopin Tbk PT	11,685,500	806
Bank Danamon Indonesia Tbk PT	1,342,962	676
Bank Negara Indonesia Persero Tbk PT	7,191,170	2,900
Bank Rakyat Indonesia Persero Tbk PT	20,770,058	15,826
Charoen Pokphand Indonesia Tbk PT	8,633,984	2,401
Gajah Tunggal Tbk PT	1,891,000	610
Gudang Garam Tbk PT	169,500	1,075
Harum Energy Tbk PT	3,322,500	2,809
Indocement Tunggal Prakarsa Tbk PT	2,018,071	3,805
Indofood Sukses Makmur Tbk PT	2,140,000	1,143
Jasa Marga PT	2,437,000	1,186
Kalbe Farma Tbk PT	8,374,500	3,284
Mitra Adiperkasa Tbk PT	272,000	172
Perusahaan Gas Negara PT	5,912,000	2,219
Ramayana Lestari Sentosa Tbk PT	5,097,992	420

	Principal Amount ($) or Shares	Market Value $
Semen Gresik Persero Tbk PT	4,034,025	5,071
Tambang Batubara Bukit Asam Tbk PT	1,040,500	2,332
Telekomunikasi Indonesia Tbk PT	5,275,098	4,019
Timah Tbk PT	2,101,500	439
United Tractors Tbk PT	1,433,757	4,521

		71,708

Israel - 0.1%
Israel Chemicals, Ltd.	129,393	1,356

Jersey - 0.0%
West China Cement, Ltd. (Ñ)	4,915,485	818

Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	116,600	1,842

Luxembourg - 1.7%
Kernel Holding SA (Æ)	132,797	2,819
MHP SA - GDR (Æ)	92,800	1,229
Millicom International Cellular SA (Ñ)	44,700	4,419
SHS Genesis Smaller, Co.	214,721	21,510
Ternium SA - ADR	42,682	968

		30,945

Malaysia - 1.2%
Axiata Group BHD	2,621,800	4,025
CIMB Group Holdings BHD	853,102	1,938
DiGi.Com BHD - GDR	2,741,000	3,568
DRB-Hicom BHD	1,379,400	1,283
IGB Corp. BHD	942,412	840
KLCC Property Holdings BHD	520,400	561
Kuala Lumpur Kepong BHD	229,300	1,937
Kulim Malaysia BHD	512,300	741
Lafarge Malayan Cement BHD (Æ)	272,441	598
Lion Industries Corp. BHD	1,080,600	526
Malayan Banking BHD	414,596	1,118
Petronas Dagangan BHD	127,900	757
PPB Group BHD	253,100	1,409
RHB Capital BHD	602,157	1,409
UEM Land Holdings BHD (Æ)	2,163,600	1,650

		22,360

Mexico - 3.9%
Alfa SAB de CV Class A (Ñ)	259,500	3,407
America Movil SAB de CV - ADR	670,433	15,561
Cemex SAB de CV (Æ)	836,100	566
Cemex SAB de CV - ADR (Æ)(Ñ)	596,482	4,062
Coca-Cola Femsa SAB de CV - ADR	42,000	4,116
Corp. Moctezuma SAB de CV (Ñ)	300,663	692
Desarrolladora Homex SAB de CV (Æ)(Ñ)	228,700	770
Desarrolladora Homex SAB de CV - ADR (Æ)	20,458	413
El Puerto de Liverpool SAB de CV	6,054	46
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	153,000	995
Fomento Economico Mexicano SAB de CV - ADR	120,256	8,480

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fomento Economico Mexicano SAB de CV	108,700	762
Genomma Lab Internacional SAB de CV Class B (Æ)	447,200	981
Gruma SAB de CV Class B (Æ)	305,880	677
Grupo Aeroportuario del Sureste SA de CV Class B (Ñ)	109,400	718
Grupo Aeroportuario del Sureste SAB de CV - ADR	45,268	2,982
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,156,067	4,607
Grupo Financiero Inbursa SA Class O (Ñ)	1,197,154	2,463
Grupo Televisa SAB - ADR	170,600	3,364
Industrias Penoles SAB de CV	19,300	923
Megacable Holdings SAB de CV (Æ)	324,803	675
Promotora y Operadora de Infraestructura SAB de CV (Æ)	77,300	353
Wal-Mart de Mexico SAB de CV	2,246,890	6,942
Wal-Mart de Mexico SAB de CV - ADR	232,200	7,159

		71,714

Nigeria - 0.3%
First City Monument Bank PLC	16,265,148	414
Guaranty Trust Bank PLC	9,264,158	804
Guaranty Trust Bank PLC - GDR	172,487	811
Nigerian Breweries PLC	1,913,948	1,128
United Bank for Africa PLC Class A (ö)	21,809,472	271
Zenith Bank PLC	28,604,000	2,210

		5,638

Panama - 0.1%
Copa Holdings SA Class A	28,500	1,942

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	41,600	1,785

Philippines - 1.1%
Aboitiz Power Corp.	1,014,900	715
Alliance Global Group, Inc.	11,609,500	2,978
DMCI Holdings, Inc.	4,139,900	4,441
Megaworld Corp.	41,094,000	1,638
Metropolitan Bank & Trust - ADR	1,896,162	3,354
Philex Mining Corp.	1,187,200	645
Philippine Long Distance Telephone Co.	30,070	1,918
Philippine Long Distance Telephone Co. - ADR	21,340	1,355
Semirara Mining Corp. Class A	627,240	3,297
Universal Robina Corp.	271,600	340

		20,681

Poland - 1.0%
Bank Pekao SA	65,959	3,221
KGHM Polska Miedz SA	271,524	11,747
Polski Koncern Naftowy Orlen S.A. (Æ)	147,056	1,673
Tauron Polska Energia SA	125,400	210
Telekomunikacja Polska SA	420,564	2,255

		19,106

	Principal Amount ($) or Shares	Market Value $
Russia - 7.5%
Gazprom OAO - ADR	3,373,459	40,650
Gazprom OAO - ADR (Æ)	614,870	7,440
LSR Group - GDR	188,078	897
Lukoil OAO - ADR (Æ)	574,240	33,501
Lukoil OAO - ADR	104,286	6,106
Magnit OJSC (Å)	30,428	3,311
Magnit OJSC (Æ)	11,005	1,197
MMC Norilsk Nickel OJSC - ADR (Ñ)	57,961	1,113
Mobile Telesystems OJSC - ADR	79,000	1,324
Nomos-Bank - GDR (Æ)(Þ)	39,852	474
Nomos-Bank - GDR (Æ)	23,995	286
NovaTek OAO - GDR	29,269	3,942
Novorossiysk Commercial Sea Port PJSC - GDR	127,338	889
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	165
Raspadskaya	392,707	1,379
Rosneft Oil Co. - GDR	1,172,331	8,640
Sberbank of Russia	5,940,618	17,717
Sberbank of Russia - ADR	73,500	882
Severstal OAO - GDR	102,644	1,476
Surgutneftegas OJSC - ADR	482,783	4,485
Uralkali OJSC - GDR	52,000	1,848
VTB Bank OJSC - GDR	226,097	1,058

		138,780

Singapore - 0.0%
SunVic Chemical Holdings, Ltd. (Ñ)	530,000	223

South Africa - 5.8%
ABSA Group, Ltd.	134,346	2,547
Anglo American Platinum, Ltd. (Ñ)	15,585	1,104
AngloGold Ashanti, Ltd.	96,251	4,418
ArcelorMittal South Africa, Ltd. Class H (Ñ)	163,833	1,428
Aspen Pharmacare Holdings, Ltd. (Æ)	158,553	2,021
Astral Foods, Ltd.	112,396	1,732
Bidvest Group, Ltd. (Æ)	256,881	5,513
Exxaro Resources, Ltd. (Ñ)	290,220	7,161
FirstRand, Ltd.	1,998,322	5,762
Grindrod, Ltd.	101,240	193
Impala Platinum Holdings, Ltd.	259,350	5,693
Imperial Holdings, Ltd.	277,561	4,919
Kumba Iron Ore, Ltd. (Ñ)	25,872	1,774
Lewis Group, Ltd.	108,800	1,035
Liberty Holdings, Ltd.	38,887	424
Life Healthcare Group Holdings, Ltd.	520,613	1,411
Mondi, Ltd.	153,465	1,226
Mr Price Group, Ltd. (Ñ)	323,040	3,562
MTN Group, Ltd. (Ñ)	480,658	8,186
Pick n Pay Stores, Ltd.	210,245	1,226
Remgro, Ltd.	193,965	3,155
RMB Holdings, Ltd. (Ñ)	330,602	1,231
Sanlam, Ltd.	536,437	2,070
Sasol, Ltd. - ADR	259,138	13,239
Shoprite Holdings, Ltd. - ADR (Ñ)	426,623	7,092
Spar Group, Ltd. (The) - ADR (Ñ)	73,494	1,041

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Standard Bank Group, Ltd.	827,744	11,341
Truworths International, Ltd.	118,519	1,185
Vodacom Group, Ltd. - ADR (Ñ)	346,880	4,273
Woolworths Holdings, Ltd.	275,152	1,478

		107,440

South Korea - 13.2%
Amorepacific Corp. (Ñ)	2,996	2,670
Amorepacific Group (Ñ)	2,899	665
Cheil Industries, Inc.	29,638	2,652
CJ CheilJedang Corp.	4,000	1,097
CJ E&M Corp. (Æ)(Ñ)	7,000	199
Daesang Corp. (Æ)	55,560	730
Daum Communications Corp. (Æ)	1,866	219
DGB Financial Group, Inc.	135,060	1,797
Dong-A Pharmaceutical Co., Ltd. Class A	8,792	746
Dongbu Insurance Co., Ltd.	35,040	1,497
Dongwon F&B Co., Ltd.	10,420	595
Golfzon Co., Ltd. (Ñ)	31,198	1,652
Hana Financial Group, Inc.	140,860	4,815
Hanjin Shipping Co., Ltd. (Æ)(Ñ)	51,950	624
Hankook Tire Co., Ltd.	87,150	3,479
Himart Co., Ltd. (Ñ)	5,315	360
Honam Petrochemical Corp. (Æ)	10,536	3,437
Hynix Semiconductor, Inc. Class QUICS (Æ)(Ñ)	381,900	9,128
Hyosung Corp.	51,356	2,862
Hyundai Heavy Industries Co., Ltd.	11,670	3,236
Hyundai Marine & Fire Insurance Co., Ltd.	81,850	2,404
Hyundai Mobis (Ñ)	26,921	6,638
Hyundai Motor Co.	87,162	17,148
Iljin Materials Co., Ltd.	92,320	1,504
KB Financial Group, Inc. - ADR	116,270	4,407
KB Financial Group, Inc.	92,249	3,498
KCC Corp.	8,110	2,187
Kia Motors Corp.	241,265	14,497
KIWOOM Securities Co., Ltd.	38,266	1,993
Korea Electric Power Corp. (Æ)	250,263	6,216
KP Chemical Corp. (Æ)(Ñ)	87,120	1,280
KT Corp. - ADR	200,000	2,978
KT Corp.	144,100	4,284
KT Skylife Co., Ltd. (Æ)	16,500	338
KT&G Corp.	72,663	5,084
LG Chem, Ltd.	5,020	1,671
LG Display Co., Ltd. (Æ)	328,530	8,613
LG Display Co., Ltd. - ADR (Ñ)	85,600	1,103
LG Electronics, Inc. Class H (Ñ)	56,430	4,154
LG Fashion Corp.	15,850	643
LG Uplus Corp. (Æ)	53,310	299
LIG Insurance Co., Ltd.	45,570	984
Lotte Chilsung Beverage Co., Ltd. (Æ)(Ñ)	2,345	2,662
Lotte Confectionery Co., Ltd. (Æ)	1,466	2,219
Lotte Shopping Co., Ltd.	4,912	1,677
Lumens Co., Ltd. (Æ)	77,367	532
MegaStudy Co., Ltd.	5,960	572
Meritz Fire & Marine Insurance Co., Ltd.	82,146	863
Neowiz Games Corp. (Æ)	5,579	206

	Principal Amount ($) or Shares	Market Value $
NHN Corp.	8,656	1,634
NongShim Co., Ltd. (Ñ)	4,320	909
OCI Co., Ltd. (Æ)	8,410	1,958
Paradise Co., Ltd. (Ñ)	27,069	227
Poongsan Corp. (Æ)(Ñ)	2,230	63
POSCO - ADR (Ñ)	12,100	1,110
Samsung Electro-Mechanics Co., Ltd. (Ñ)	20,935	1,716
Samsung Electronics Co., Ltd.	51,259	50,513
Samsung Electronics Co., Ltd. - GDR	40,585	15,178
Samsung Fire & Marine Insurance Co., Ltd.	55,981	10,839
Samsung Life Insurance Co., Ltd. (Þ)	33,163	2,474
Samsung SDI Co., Ltd. (Ñ)	15,615	1,939
Samyang Corp. (Æ)(Ñ)	3,786	174
Samyang Holdings Corp. (Ñ)	4,030	320
Shinhan Financial Group Co., Ltd.	106,869	4,257
SK Holdings Co., Ltd.	10,989	1,374
SK Telecom Co., Ltd. - ADR	210,000	2,942
SK Telecom Co., Ltd.	13,563	1,721
SKC Co., Ltd. (Ñ)	51,020	2,194
Sungwoo Hitech Co., Ltd. (Æ)	22,982	276
Taeyoung Engineering & Construction Co., Ltd.	49,760	254

		245,186

Taiwan - 6.4%
Advanced Semiconductor Engineering, Inc.	3,798,355	3,992
Advanced Semiconductor Engineering, Inc. - ADR (Ñ)	743,379	3,918
Altek Corp.	2,935,657	2,391
Asia Polymer Corp.	1,201,250	1,543
AU Optronics Corp.	6,891,202	3,680
Catcher Technology Co., Ltd.	191,000	1,188
Cathay Financial Holding Co., Ltd.	1,544,500	1,762
Chinatrust Financial Holding Co., Ltd.	1,662,502	1,073
Chunghwa Telecom Co., Ltd.	728,000	2,367
Chunghwa Telecom Co., Ltd. - ADR	115,500	3,743
Delta Electronics, Inc.	557,970	1,443
Gigabyte Technology Co., Ltd.	1,261,000	1,019
HannStar Display Corp. (Æ)	4,767,000	333
Hiwin Technologies Corp.	230,000	2,126
Hon Hai Precision Industry Co., Ltd.	2,323,524	7,484
HTC Corp.	31,450	516
Largan Precision Co., Ltd.	175,000	3,762
LITE-ON IT Corp.	462,279	454
Lite-On Technology Corp.	1,496,669	1,897
Macronix International	2,878,634	1,265
MediaTek, Inc.	209,022	1,996
Merry Electronics Co., Ltd.	676,000	816
Pegatron Corp.	3,044,000	3,683
Powertech Technology, Inc.	1,780,805	4,454
President Chain Store Corp.	212,000	1,139
Quanta Computer, Inc.	1,241,000	2,651
Richtek Technology Corp.	97,706	545
Standard Foods Corp.	259,000	880
Star Comgistic Capital Co., Ltd.	977,200	613
Synnex Technology International Corp.	2,642,121	6,519
Taishin Financial Holding Co., Ltd.	3,198,970	1,189

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan Semiconductor Manufacturing Co., Ltd.	10,111,133	26,826
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	362,400	5,102
Uni-President Enterprises Corp.	2,691,874	3,976
United Microelectronics Corp.	6,667,795	3,493
Vanguard International Semiconductor Corp.	1,588,000	644
Wistron Corp.	2,799,348	4,201
Yageo Corp.	3,955,000	1,216
Yulon Motor Co., Ltd.	1,036,000	2,027

		117,926

Thailand - 3.1%
Advanced Info Service PCL	529,600	2,586
Airports of Thailand PCL	120,500	206
Bangkok Bank PCL	537,900	2,883
Bangkok Dusit Medical Services PCL Class F (Æ)	2,511,800	6,234
Bangkok Life Assurance PCL	875,300	1,387
Bank of Ayudhya PCL	3,216,890	2,320
Banpu PCL	95,350	1,819
Charoen Pokphand Foods PCL	592,400	670
CP ALL PCL	1,946,100	3,681
Delta Electronics Thai PCL	1,980,600	1,371
Hana Microelectronics PCL	456,900	270
Italian-Thai Development PCL	3,221,800	365
Jasmine International PCL	6,094,200	398
LPN Development PCL	950,400	430
PTT Exploration & Production PCL	974,700	5,579
PTT PCL	604,700	6,648
Ratchaburi Electricity Generating Holding PCL	189,600	270
SC Asset Corp. PCL	617,900	290
Siam Cement PCL	118,100	1,321
Siam Commercial Bank PCL	1,711,101	6,695
Sri Trang Agro-Industry PCL	2,532,100	1,760
Thai Beverage PCL	8,379,890	1,965
Thai Oil PCL	803,700	1,670
Tisco Financial Group PCL	1,452,100	1,679
Total Access Communication PCL	1,953,900	4,423
True Corp. PCL (Æ)	1,811,500	190

		57,110

Turkey - 2.7%
Akfen Holding AS (Æ)	84,610	376
Anadolu Efes Biracilik Ve Malt Sanayii AS	228,593	3,197
Arcelik AS	1,297,300	5,622
Asya Katilim Bankasi AS (Æ)	562,337	535
Aygaz AS	289,026	1,464
Cimsa Cimento Sanayi VE Tica	260,361	1,254
Dogus Otomotiv Servis ve Ticaret AS (Æ)	166,330	342
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,608,930	1,621
Ihlas Gazetecilik AS (Æ)	288,921	247
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	792,982	1,120

	Principal Amount ($) or Shares	Market Value $
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Æ)	1,001,465	468
Koza Altin Isletmeleri AS	319,335	5,661
Koza Anadolu Metal Madencilik Isletmeleri AS (Æ)	408,938	879
Migros Ticaret AS (Æ)	198,325	1,518
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	488
Tofas Turk Otomobil Fabrikasi AS	182,100	773
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	113,400	1,462
Turkiye Garanti Bankasi AS	1,281,619	4,631
Turkiye Halk Bankasi AS	686,604	4,521
Turkiye Is Bankasi Class C	1,042,243	2,176
Turkiye Sise ve Cam Fabrikalari AS	3,114,403	6,397
Turkiye Vakiflar Bankasi Tao Class D	1,310,840	2,132
Vestel Elektronik Sanayi ve Ticaret A.S. (Æ)	770,946	894
Yapi ve Kredi Bankasi AS (Æ)	983,125	1,826

		50,054

United Kingdom - 3.6%
Anglo American PLC (Ñ)	391,737	16,278
Anglo American PLC - ADR	75,700	1,566
Genesis Indian Investment Co., Ltd.	354,987	23,827
Hikma Pharmaceuticals PLC	240,082	2,716
New World Resources PLC Class A (Ñ)	163,508	1,212
SABMiller PLC - ADR	356,912	13,592
Tullow Oil PLC	366,051	8,018

		67,209

United States - 0.8%
Avon Products, Inc.	410,000	7,286
Sohu.com, Inc. (Æ)(Ñ)	33,307	1,986
Winbond Electronics Corp. (Æ)	3,366,000	548
X5 Retail Group NV - GDR (Æ)	234,954	5,173

		14,993

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,117,659	760

Total Common Stocks (cost $1,438,993)		1,681,608

Preferred Stocks - 2.7%
Brazil - 1.8%
AES Tiete SA (Æ)	112,300	1,608
Alpargatas SA	107,600	865
Banco do Estado do Rio Grande do Sul	172,500	1,986
Brasil Telecom SA	344,926	2,201
Braskem SA	110,400	988
Centrais Eletricas Brasileiras SA (Æ)	259,800	3,807
Cia de Bebidas das Americas	267,200	9,788
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	48,000	995
Itau Unibanco Holding SA	55,900	1,124
Klabin SA	608,400	2,821
Marcopolo SA (Æ)	151,800	688
Tele Norte Leste	71,700	689

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Telefonica Brasil SA	110	3
Telemar Norte Leste SA	27,000	695
Vale SA Class Preference	182,700	4,464

		32,722

Chile - 0.1%
Embotelladora Andina SA	140,785	653
Embotelladora Andina SA Class A	13,200	50

		703

Colombia - 0.0%
BanColombia SA	7,200	111

Russia - 0.2%
AK Transneft OAO	2,136	4,073

South Korea - 0.6%
Hyundai Motor Co.	23,736	1,391
LG Electronics, Inc.	39,920	931
Samsung Electronics Co., Ltd.	15,572	9,149

		11,471

Total Preferred Stocks (cost $35,663)		49,080

Warrants & Rights - 0.3%
Germany - 0.3%
Commercial Bank of Qatar QSC (The) (Æ) 2017 Warrants	201,378	4,567
Deutsche Bank AG (Æ) 2012 Warrants	27,507	743

		5,310

Turkey - 0.0%
Ipek Dogal Enerji Kaynaklari (Æ) 2012 Rights	792,982	674

Total Warrants & Rights (cost $5,464)		5,984

Certificates of Participation - 0.3%
United Kingdom - 0.3%
Credit Suisse International Participation Notes Zero coupon due 03/14/12	773	10
HSBC Bank PLC Series 0005 Zero coupon due 09/23/13	7,040	2,572
Jarir Marketing, Co. Zero coupon due 03/27/12	3,160	853
Zero coupon due 06/04/12	5,550	2,061

		5,496

	Principal Amount ($) or Shares		Market Value $
United States - 0.0%
Citigroup Global Markets Holdings, Inc. Series 2 Zero coupon due 10/28/13	317		602

Total Certificates of Participation (cost $10,577)			6,098

Short-Term Investments - 4.4%
United Kingdom - 0.2%
HSBC Bank PLC Series 4 Zero coupon due 03/12/12	9,340		3,350

United States - 4.2%
Russell U.S. Cash Management Fund	78,957,236	(¥)	78,957

Total Short-Term Investments (cost $87,638)			82,307

Other Securities - 8.9%
Russell Investment Company Liquidating Trust (×)	1,624,769	(¥)	1,652
Russell U.S. Cash Collateral Fund (×)	163,968,496	(¥)	163,968

Total Other Securities (cost $165,593)			165,620

Total Investments - 107.3% (identified cost $1,743,928)			1,990,697

Other Assets and Liabilities, Net - (7.3%)			(135,872)

Net Assets - 100.0%			1,854,825

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
FTSE JSE Top 40 Index Futures (UK)	233	ZAR	70,354	03/12	294
Hang Seng China Enterprises Index Futures (Hong Kong)	146	HKD	82,388	02/12	19
Hang Seng Index Futures (Hong Kong)	79	HKD	80,410	02/12	86
Kospi 200 Index Futures (South Korea)	135	KRW	17,431,875	03/12	545
Mexican Bolsa Index Futures (Mexico)	170	MXN	63,961	03/12	12
MSCI Taiwan Index Futures	460	USD	12,337	02/12	429
SGX CNX Nifty Index Futures (India)	755	USD	7,897	02/12	228
TurkDEX ISE-30 Index Futures (Turkey)	550	TRY	3,830	02/12	158

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,771

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	374	TRY	664	02/02/12	—
Bank of America	USD	429	TRY	763	02/02/12	—
Bank of America	USD	213	TRY	400	03/21/12	10
Bank of America	TRY	400	USD	213	03/21/12	(10)
Bank of America	ZAR	7,873	USD	1,003	02/06/12	(3)
Bank of America	ZAR	6,524	USD	835	02/07/12	1
Barclays Bank PLC	USD	4,032	BRL	7,013	02/02/12	(19)
Barclays Bank PLC	USD	3,993	BRL	7,013	03/02/12	(10)
Barclays Bank PLC	USD	3,405	HKD	26,450	03/21/12	6
Barclays Bank PLC	USD	2,183	INR	114,500	03/21/12	106
Barclays Bank PLC	USD	2,216	KRW	2,516,250	03/21/12	15
Barclays Bank PLC	USD	745	TRY	1,400	03/21/12	34
Barclays Bank PLC	USD	2,055	ZAR	16,738	03/22/12	70
Barclays Bank PLC	BRL	7,013	USD	4,019	02/02/12	5
Brown Brothers Harriman & Co.	USD	3,708	BRL	7,013	02/02/12	305
Brown Brothers Harriman & Co.	USD	979	INR	50,000	03/21/12	21
Brown Brothers Harriman & Co.	USD	2,177	INR	114,500	03/21/12	112
Brown Brothers Harriman & Co.	USD	2,217	KRW	2,516,250	03/21/12	14
Brown Brothers Harriman & Co.	USD	1,104	MXN	15,025	03/21/12	44
Brown Brothers Harriman & Co.	USD	2,055	ZAR	16,738	03/22/12	70
Brown Brothers Harriman & Co.	BRL	7,013	USD	4,032	02/02/12	19
Citibank	USD	4,032	BRL	7,013	02/02/12	(19)
Citibank	USD	3,991	BRL	7,013	03/02/12	(8)
Citibank	BRL	7,013	USD	4,016	02/02/12	3
Credit Suisse First Boston	USD	2,181	INR	114,500	03/21/12	108
Credit Suisse First Boston	INR	70,000	USD	1,283	03/21/12	(117)
Credit Suisse First Boston	ZAR	16,750	USD	2,144	02/02/12	3
Credit Suisse First Boston	ZAR	6,650	USD	851	02/03/12	1
Deutsche Bank AG	USD	3,405	HKD	26,450	03/21/12	6
Deutsche Bank AG	USD	2,214	KRW	2,516,250	03/21/12	18
Deutsche Bank AG	USD	1,106	MXN	15,025	03/21/12	42
Deutsche Bank AG	USD	801	TRY	1,500	03/21/12	34
Deutsche Bank AG	MXN	231	USD	18	02/01/12	—
Deutsche Bank AG	ZAR	577	USD	74	02/02/12	—
HSBC Bank PLC	USD	4,032	BRL	7,013	02/02/12	(19)
HSBC Bank PLC	USD	3,993	BRL	7,013	03/02/12	(10)
HSBC Bank PLC	USD	3,405	HKD	26,450	03/21/12	6
HSBC Bank PLC	USD	2,053	ZAR	16,738	03/22/12	72
HSBC Bank PLC	BRL	7,013	USD	4,019	02/02/12	5
HSBC Bank PLC	MXN	7,000	USD	503	03/21/12	(32)
HSBC Bank PLC	ZAR	6,697	USD	864	02/03/12	8
JPMorgan Chase Bank	USD	3,705	BRL	7,013	02/02/12	308
JPMorgan Chase Bank	USD	3,405	HKD	26,450	03/21/12	6
JPMorgan Chase Bank	USD	1,105	MXN	15,025	03/21/12	43
JPMorgan Chase Bank	USD	146	TRY	261	02/01/12	1
JPMorgan Chase Bank	USD	279	TRY	500	02/01/12	2
JPMorgan Chase Bank	USD	2,058	ZAR	16,738	03/22/12	66
JPMorgan Chase Bank	BRL	7,013	USD	4,032	02/02/12	19
Mellon Bank	USD	75	ZAR	589	02/06/12	1
Mellon Bank	ZAR	737	USD	92	02/01/12	(3)
Royal Bank of Canada	USD	3,405	HKD	26,450	03/21/12	6
Royal Bank of Scotland PLC	USD	3,705	BRL	7,013	02/02/12	308
Royal Bank of Scotland PLC	USD	4,032	BRL	7,013	02/02/12	(19)

See accompanying notes which are an integral part of this quarterly report.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	3,990	BRL	7,013	03/02/12	(7)
Royal Bank of Scotland PLC	BRL	7,013	USD	4,016	02/02/12	2
Royal Bank of Scotland PLC	BRL	7,013	USD	4,032	02/02/12	19
State Street Bank & Trust Co.	USD	2	BRL	3	02/01/12	—
State Street Bank & Trust Co.	USD	8	BRL	14	02/01/12	—
State Street Bank & Trust Co.	USD	150	BRL	261	02/01/12	—
State Street Bank & Trust Co.	USD	154	BRL	269	02/01/12	—
State Street Bank & Trust Co.	USD	172	BRL	301	02/01/12	—
State Street Bank & Trust Co.	USD	14	BRL	24	02/02/12	—
State Street Bank & Trust Co.	USD	39	BRL	67	02/02/12	—
State Street Bank & Trust Co.	USD	89	BRL	156	02/02/12	—
State Street Bank & Trust Co.	USD	132	BRL	230	02/02/12	—
State Street Bank & Trust Co.	USD	201	BRL	351	02/02/12	—
State Street Bank & Trust Co.	USD	270	BRL	471	02/02/12	(1)
State Street Bank & Trust Co.	USD	287	BRL	500	02/02/12	(1)
State Street Bank & Trust Co.	USD	360	BRL	627	02/02/12	(1)
State Street Bank & Trust Co.	USD	452	BRL	788	02/02/12	(1)
State Street Bank & Trust Co.	USD	3,708	BRL	7,013	02/02/12	305
State Street Bank & Trust Co.	USD	7	HKD	56	02/01/12	—
State Street Bank & Trust Co.	USD	19	HKD	146	02/01/12	—
State Street Bank & Trust Co.	USD	30	HKD	230	02/01/12	—
State Street Bank & Trust Co.	USD	63	HKD	489	02/01/12	—
State Street Bank & Trust Co.	USD	84	HKD	650	02/01/12	—
State Street Bank & Trust Co.	USD	575	HKD	4,460	02/01/12	—
State Street Bank & Trust Co.	USD	9	HKD	72	02/02/12	—
State Street Bank & Trust Co.	USD	18	HKD	139	02/02/12	—
State Street Bank & Trust Co.	USD	28	HKD	216	02/02/12	—
State Street Bank & Trust Co.	USD	149	HKD	1,157	02/02/12	—
State Street Bank & Trust Co.	USD	535	HKD	4,151	02/02/12	—
State Street Bank & Trust Co.	USD	1,289	HKD	10,000	03/21/12	1
State Street Bank & Trust Co.	USD	101	IDR	910,119	02/02/12	—
State Street Bank & Trust Co.	USD	2,182	INR	114,500	03/21/12	107
State Street Bank & Trust Co.	USD	47	KRW	52,442	02/01/12	—
State Street Bank & Trust Co.	USD	119	KRW	133,466	02/01/12	—
State Street Bank & Trust Co.	USD	123	KRW	137,915	02/01/12	—
State Street Bank & Trust Co.	USD	125	KRW	140,920	02/01/12	—
State Street Bank & Trust Co.	USD	251	KRW	281,977	02/01/12	—
State Street Bank & Trust Co.	USD	289	KRW	324,109	02/01/12	—
State Street Bank & Trust Co.	USD	2,214	KRW	2,516,250	03/21/12	18
State Street Bank & Trust Co.	USD	1,105	MXN	15,025	03/21/12	43
State Street Bank & Trust Co.	USD	942	TRY	1,770	03/21/12	42
State Street Bank & Trust Co.	USD	53	ZAR	426	02/01/12	2
State Street Bank & Trust Co.	USD	17	ZAR	135	02/02/12	—
State Street Bank & Trust Co.	USD	27	ZAR	211	02/03/12	—
State Street Bank & Trust Co.	USD	101	ZAR	797	02/06/12	1
State Street Bank & Trust Co.	USD	54	ZAR	419	02/07/12	—
State Street Bank & Trust Co.	BRL	30	USD	17	02/01/12	—
State Street Bank & Trust Co.	BRL	118	USD	67	02/01/12	—
State Street Bank & Trust Co.	BRL	70	USD	40	02/02/12	—
State Street Bank & Trust Co.	BRL	100	USD	57	02/02/12	—
State Street Bank & Trust Co.	BRL	7,013	USD	4,032	02/02/12	19
State Street Bank & Trust Co.	HKD	89	USD	11	02/01/12	—
State Street Bank & Trust Co.	HKD	460	USD	59	02/01/12	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	HKD	58	USD	8	02/02/12	—
State Street Bank & Trust Co.	HKD	1,059	USD	136	02/02/12	—
State Street Bank & Trust Co.	HKD	9,000	USD	1,157	03/21/12	(4)
State Street Bank & Trust Co.	HKD	15,000	USD	1,929	03/21/12	(5)
State Street Bank & Trust Co.	IDR	105,101	USD	12	02/01/12	—
State Street Bank & Trust Co.	IDR	226,433	USD	25	02/01/12	—
State Street Bank & Trust Co.	IDR	1,522,981	USD	169	02/02/12	(1)
State Street Bank & Trust Co.	INR	30,000	USD	558	03/21/12	(42)
State Street Bank & Trust Co.	KRW	1,000,000	USD	860	03/21/12	(27)
State Street Bank & Trust Co.	MXN	78	USD	6	02/01/12	—
State Street Bank & Trust Co.	MYR	26	USD	9	02/02/12	—
State Street Bank & Trust Co.	PLN	1,271	USD	396	02/01/12	2
State Street Bank & Trust Co.	THB	1,775	USD	57	02/01/12	—
State Street Bank & Trust Co.	THB	25,357	USD	809	02/01/12	(11)
State Street Bank & Trust Co.	THB	1,884	USD	61	02/02/12	—
UBS AG	USD	65	ZAR	511	02/07/12	—
UBS AG	HKD	1,501	USD	194	02/02/12	—
UBS AG	MXN	236	USD	18	02/02/12	—
Westpac Banking Corp.	USD	3,405	HKD	26,450	03/21/12	6

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,095

See accompanying notes which are an integral part of this quarterly report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount	Terms	Termination Date	Market Value $

Bovespa Index Future	Goldman Sachs	BRL 25,278	Total Return of Underlying Security at Termination	02/15/12	1,327

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) - $—(å)					1,327

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Austria	$1,286	$—	$—	$1,286
Bermuda	22,417	—	—	22,417
Brazil	229,202	—	—	229,202
Canada	7,985	—	—	7,985
Cayman Islands	63,343	—	474	63,817
Chile	15,078	—	—	15,078
China	103,644	—	—	103,644
Colombia	12,273	—	—	12,273
Cyprus	1,187	—	430	1,617
Czech Republic	1,271	—	—	1,271
Egypt	7,428	—	—	7,428
Greece	1,740	—	—	1,740
Hong Kong	79,366	—	—	79,366
Hungary	10,403	—	—	10,403
India	74,955	—	—	74,955
Indonesia	71,708	—	—	71,708
Israel	1,356	—	—	1,356
Jersey	818	—	—	818
Kazakhstan	1,842	—	—	1,842
Luxembourg	30,945	—	—	30,945
Malaysia	22,360	—	—	22,360
Mexico	71,714	—	—	71,714
Nigeria	5,638	—	—	5,638
Panama	1,942	—	—	1,942
Peru	1,785	—	—	1,785
Philippines	20,681	—	—	20,681
Poland	19,106	—	—	19,106
Russia	137,109	—	1,671	138,780
Singapore	223	—	—	223
South Africa	107,440	—	—	107,440
South Korea	245,186	—	—	245,186
Taiwan	117,926	—	—	117,926
Thailand	57,110	—	—	57,110
Turkey	49,604	674	—	50,278
United Kingdom	43,382	—	23,827	67,209
United States	14,993	—	—	14,993
Zimbabwe	760	—	—	760
Preferred Stocks	49,080	—	—	49,080
Warrants & Rights	—	5,310	—	5,310
Certificates of Participation	—	6,088	10	6,098
Short-Term Investments	—	82,307	—	82,307
Other Securities	—	165,620	—	165,620

Total Investments	1,704,286	259,999	26,412	1,990,697

Other Financial Instruments
Futures Contracts	1,771	—	—	1,771
Foreign Currency Exchange Contracts	19	2,076	—	2,095
Index Swaps	—	1,327	—	1,327

Total Other Financial Instruments*	$1,790	$3,403	$—	$5,193

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — January 31, 2012 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 1/31/2012	Unrealized Appreciation/ (Depreciation) on Investments still held as of 1/31/2012

Common Stock
Cayman Islands	$785	$—	$—	$—	$—	$—	$(311)	$474	$311
Cyprus	525	—	—	—	—	—	(95)	430	(95)
Russia	498	1,064	149	21	—	—	237	1,671	237
South Korea	263	141	160	—	—	320	76	—	—
United Kingdom	25,832	—	847	(201)	—	—	(957)	23,827	(957)
Certificates of Participation	11	—	—	—	—	—	(1)	10	(1)

Total Investments	27,914	1,205	1,156	(180)	—	320	(1,051)	26,412	(505)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Consumer Discretionary - 15.7%
Amazon.com, Inc. (Æ)(Ñ)	41,910	8,149
Apollo Group, Inc. Class A (Æ)(Ñ)	2,500	131
AutoZone, Inc. (Æ)	2,400	835
Bed Bath & Beyond, Inc. (Æ)(Ñ)	1,000	61
Carnival Corp. (Ñ)	9,200	278
CBS Corp. Class B	50,200	1,430
Coach, Inc.	34,500	2,417
Comcast Corp. Class A (Æ)	189,815	4,916
DR Horton, Inc. (Ñ)	11,200	156
eBay, Inc. (Æ)	82,430	2,605
Expedia, Inc. (Ñ)	3,400	110
Family Dollar Stores, Inc.	1,800	100
Ford Motor Co. (Ñ)	137,377	1,706
GameStop Corp. Class A (Ñ)	9,000	210
General Motors Co. (Æ)	98,400	2,364
Home Depot, Inc.	14,800	657
International Game Technology	8,900	142
Johnson Controls, Inc.	22,400	712
Kohl’s Corp.	46,209	2,125
Las Vegas Sands Corp.	55,800	2,740
Lennar Corp. Class A (Ñ)	2,800	60
Lowe’s Cos., Inc.	107,290	2,879
Macy’s, Inc.	12,500	421
Marriott International, Inc. Class A (Ñ)	5,700	196
Marriott Vacations Worldwide Corp. (Æ)(Ñ)	349	7
Mattel, Inc.	3,900	121
McDonald’s Corp.	7,700	763
Netflix, Inc. (Æ)(Ñ)	17,600	2,116
Nike, Inc. Class B	36,000	3,744
NVR, Inc. (Æ)	200	139
priceline.com, Inc. (Æ)	5,100	2,700
Royal Caribbean Cruises, Ltd.	8,100	220
Starbucks Corp.	105,300	5,047
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	37,710	2,045
Target Corp.	11,700	594
TE Connectivity, Ltd.	13,400	457
Time Warner, Inc.	82,800	3,069
TJX Cos., Inc.	10,500	715
TripAdvisor, Inc. (Æ)(Ñ)	3,400	112
VF Corp.	4,700	618
Viacom, Inc. Class B	59,300	2,789
VistaPrint NV (Æ)(Ñ)	17,540	628
WABCO Holdings, Inc. (Æ)	18,240	946
Wal-Mart Stores, Inc.	16,000	982
Walt Disney Co. (The)	7,200	280
Wyndham Worldwide Corp.	108,309	4,306
Yum! Brands, Inc.	63,450	4,018

		71,816

Consumer Staples - 6.1%
Altria Group, Inc.	6,800	193
Cia de Bebidas das Americas - ADR	70,750	2,575
Coca-Cola Co. (The)	70,300	4,747
Colgate-Palmolive Co.	32,090	2,911

	Principal Amount ($) or Shares	Market Value $
CVS Caremark Corp.	129,072	5,389
Dr Pepper Snapple Group, Inc. (Ñ)	9,700	376
General Mills, Inc.	21,600	860
Kimberly-Clark Corp.	4,500	322
Kraft Foods, Inc. Class A	54,900	2,103
Kroger Co. (The)	17,200	409
PepsiCo, Inc.	39,000	2,561
Philip Morris International, Inc.	28,500	2,131
Procter & Gamble Co. (The)	48,400	3,051
Sysco Corp. (Ñ)	9,400	283

		27,911

Energy - 11.6%
Anadarko Petroleum Corp.	6,380	515
Apache Corp.	55,983	5,536
Baker Hughes, Inc.	12,200	599
Cameron International Corp. (Æ)(Ñ)	36,036	1,917
Chevron Corp.	44,484	4,585
ConocoPhillips	27,400	1,869
Devon Energy Corp.	47,442	3,027
El Paso Corp.	149,216	4,009
EOG Resources, Inc.	1,500	159
Exxon Mobil Corp.	40,046	3,353
FMC Technologies, Inc. (Æ)(Ñ)	50,900	2,602
Halliburton Co.	84,416	3,105
Hess Corp.	4,400	248
Marathon Oil Corp.	22,200	697
Marathon Petroleum Corp.	4,000	153
National Oilwell Varco, Inc.	78,250	5,789
Noble Energy, Inc.	14,300	1,440
Occidental Petroleum Corp.	28,000	2,794
Royal Dutch Shell PLC - ADR (Æ)	11,896	849
Schlumberger, Ltd.	96,680	7,267
Southwestern Energy Co. (Æ)	52,800	1,644
Valero Energy Corp.	3,200	77
Williams Cos., Inc. (The)	19,500	562
WPX Energy Inc (Æ)(Ñ)	3,200	53

		52,849

Financial Services - 14.4%
ACE, Ltd.	35,322	2,458
Aflac, Inc. (Ñ)	5,500	265
Alexandria Real Estate Equities, Inc. (ö)	2,100	152
Allstate Corp. (The)	15,400	444
American Express Co.	19,500	978
American Tower Corp	2,400	152
Aon Corp.	36,400	1,763
Bank of America Corp.	117,500	838
Berkshire Hathaway, Inc. Class B (Æ)	10,100	792
BlackRock, Inc. Class A	1,700	309
Brandywine Realty Trust (ö)	13,800	147
Capital One Financial Corp.	23,500	1,075
Charles Schwab Corp. (The) (Ñ)	131,700	1,534
Citigroup, Inc.	118,200	3,631
CME Group, Inc. Class A	1,500	359
Discover Financial Services	8,700	237
Duke Realty Corp. (Ñ)(ö)	11,500	154

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DuPont Fabros Technology, Inc. (Ñ)(ö)	3,000	77
Everest Re Group, Ltd.	2,300	196
Genworth Financial, Inc. Class A (Æ)	154,000	1,187
Goldman Sachs Group, Inc. (The)	41,106	4,582
Hartford Financial Services Group, Inc.	133,700	2,342
HCP, Inc. (ö)	2,100	88
IntercontinentalExchange, Inc. (Æ)	21,700	2,484
Invesco, Ltd.	28,400	641
JPMorgan Chase & Co.	124,449	4,642
Loews Corp.	43,700	1,631
Mastercard, Inc. Class A	8,461	3,009
MetLife, Inc.	170,598	6,027
Morgan Stanley (Ñ)	17,300	323
ProLogis, Inc. (ö)	9,600	304
Prudential Financial, Inc.	13,400	767
Regency Centers Corp. (ö)	2,800	116
Senior Housing Properties Trust (ö)	21,000	476
Simon Property Group, Inc. (ö)	4,268	580
State Street Corp.	73,330	2,873
SunTrust Banks, Inc.	6,200	128
Unum Group	87,200	1,991
US Bancorp	23,200	655
Ventas, Inc. (Ñ)(ö)	4,400	257
Visa, Inc. Class A	82,405	8,293
Wells Fargo & Co.	235,632	6,883

		65,840

Health Care - 13.8%
Abbott Laboratories	78,685	4,261
Aetna, Inc.	4,000	175
Alexion Pharmaceuticals, Inc. (Æ)	47,700	3,661
Allergan, Inc.	32,300	2,840
Amgen, Inc.	24,704	1,678
Baxter International, Inc.	4,800	266
Becton Dickinson and Co.	5,200	408
Biogen Idec, Inc. (Æ)	10,500	1,238
Cardinal Health, Inc.	1,000	43
Celgene Corp. (Æ)	19,500	1,418
Cerner Corp. (Æ)	40,260	2,451
Covidien PLC	88,848	4,576
Dentsply International, Inc. (Ñ)	35,190	1,328
Express Scripts, Inc. Class A (Æ)(Ñ)	38,099	1,949
Humana, Inc.	9,800	872
Illumina, Inc. (Æ)(Ñ)	32,400	1,677
Intuitive Surgical, Inc. (Æ)	8,260	3,799
Johnson & Johnson	6,584	434
McKesson Corp.	8,800	719
Merck & Co., Inc.	109,700	4,197
Mylan, Inc. (Æ)	125,960	2,614
Novo Nordisk A/S - ADR	16,120	1,921
PerkinElmer, Inc. (Ñ)	2,100	50
Perrigo Co. (Ñ)	13,120	1,254
Pfizer, Inc.	225,000	4,815
Regeneron Pharmaceuticals, Inc. (Æ)(Ñ)	28,900	2,626
Sanofi - ADR	77,800	2,889
Teva Pharmaceutical Industries, Ltd. - ADR	36,700	1,656
Thermo Fisher Scientific, Inc. (Æ)	57,364	3,035

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.	73,228	3,792
Vertex Pharmaceuticals, Inc. (Æ)	6,600	244

		62,886

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	8,800	775
Alcoa, Inc. (Ñ)	21,400	217
AngloGold Ashanti, Ltd. - ADR	68,400	3,133
Ball Corp.	6,500	255
Barrick Gold Corp.	48,200	2,374
CF Industries Holdings, Inc. (Ñ)	2,500	444
Dow Chemical Co. (The) (Ñ)	9,600	322
Ecolab, Inc. (Ñ)	42,850	2,590
EI du Pont de Nemours & Co.	32,500	1,654
Freeport-McMoRan Copper & Gold, Inc.	17,900	827
Monsanto Co.	34,220	2,808
Mosaic Co. (The)	62,863	3,518
Newmont Mining Corp.	4,800	295
PPG Industries, Inc.	4,400	394
Praxair, Inc.	50,614	5,375

		24,981

Producer Durables - 8.4%
3M Co.	10,900	945
Accenture PLC Class A (Ñ)	8,800	505
Automatic Data Processing, Inc.	45,700	2,503
CSX Corp.	145,431	3,280
Danone - ADR (Ñ)	147,040	1,823
Deere & Co.	1,500	129
Emerson Electric Co.	27,800	1,428
FedEx Corp. (Ñ)	1,300	119
Fluor Corp.	16,000	900
General Electric Co.	125,000	2,339
Genpact, Ltd. (Æ)	4,800	70
Honeywell International, Inc.	15,900	923
Ingersoll-Rand PLC	30,800	1,076
Joy Global, Inc.	10,810	980
Norfolk Southern Corp.	12,500	903
PACCAR, Inc.	53,100	2,347
Parker Hannifin Corp.	800	65
Pitney Bowes, Inc. (Ñ)	46,600	884
Raytheon Co.	28,000	1,344
Textron, Inc. (Ñ)	4,000	102
Tyco International, Ltd.	56,743	2,891
Union Pacific Corp.	28,100	3,212
United Parcel Service, Inc. Class B (Ñ)	36,036	2,726
United Technologies Corp.	57,946	4,540
WW Grainger, Inc.	13,500	2,575

		38,609

Technology - 16.3%
Adobe Systems, Inc. (Æ)(Ñ)	11,900	368
Altera Corp.	12,500	497
Apple, Inc. (Æ)	34,980	15,968
Applied Materials, Inc.	100	1
ASML Holding NV Class G	54,000	2,321

Russell Tax-Managed U.S. Large Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Broadcom Corp. Class A	8,900	306
CA, Inc.	151,600	3,908
Cisco Systems, Inc.	188,800	3,706
Cognizant Technology Solutions Corp. Class A (Æ)	11,600	832
Corning, Inc.	16,800	216
Crown Castle International Corp. (Æ)(Ñ)	5,400	262
EMC Corp. (Æ)(Ñ)	30,600	788
F5 Networks, Inc. (Æ)	25,100	3,005
Freescale Semiconductor Holdings I, Ltd. (Æ)(Ñ)	14,600	233
Google, Inc. Class A (Æ)	15,130	8,777
Hewlett-Packard Co.	10,400	291
International Business Machines Corp.	27,513	5,299
Juniper Networks, Inc. (Æ)	6,200	130
Lam Research Corp. (Æ)(Ñ)	9,600	409
Marvell Technology Group, Ltd. (Æ)	18,800	292
Microsoft Corp.	194,500	5,744
Motorola Solutions, Inc.	28,300	1,313
NetApp, Inc. (Æ)	300	11
Novellus Systems, Inc. (Æ)(Ñ)	6,600	311
OpenTable, Inc. (Æ)(Ñ)	12,300	593
Oracle Corp.	139,072	3,922
QUALCOMM, Inc.	97,000	5,706
Red Hat, Inc. (Æ)(Ñ)	47,390	2,198
Salesforce.com, Inc. (Æ)(Ñ)	48,330	5,645
SanDisk Corp. (Æ)	7,300	335
Texas Instruments, Inc.	10,700	346
Xilinx, Inc. (Ñ)	20,800	746
Yahoo!, Inc. (Æ)	8,200	127
Zynga, Inc. Class A (Æ)(Ñ)	3,700	39

		74,645

Utilities - 2.9%
AGL Resources, Inc.	12,000	498
Ameren Corp.	2,400	76
American Electric Power Co., Inc.	13,700	542
AT&T, Inc.	35,856	1,055
Canadian Natural Resources, Ltd.	50,000	1,981
CenterPoint Energy, Inc.	10,400	192
CMS Energy Corp. (Ñ)	13,500	295
Constellation Energy Group, Inc.	4,200	153
Dominion Resources, Inc.	3,100	155
DTE Energy Co.	1,800	96
Exelon Corp.	2,500	99
FirstEnergy Corp.	2,900	122
NextEra Energy, Inc. (Ñ)	15,200	910
Northeast Utilities	12,300	427
NRG Energy, Inc. (Æ)(Ñ)	36,100	609
NV Energy, Inc.	18,100	293
OGE Energy Corp. (Ñ)	2,500	132
ONEOK, Inc.	1,300	108
PG&E Corp. (Ñ)	6,100	248
PPL Corp. (Ñ)	21,700	603
Sprint Nextel Corp. (Æ)	62,500	133

	Principal Amount ($) or Shares		Market Value $
Talisman Energy, Inc.	179,000		2,134
Verizon Communications, Inc.	57,500		2,165

			13,026

Total Common Stocks (cost $339,113)			432,563

Short-Term Investments - 5.1%
Russell U.S. Cash Management Fund	23,606,778	(¥)	23,607

Total Short-Term Investments (cost $23,607)			23,607

Other Securities - 3.1%
Russell Investment Company Liquidating Trust (×)	591,954	(¥)	602
Russell U.S. Cash Collateral Fund (×)	13,448,556	(¥)	13,449

Total Other Securities (cost $14,041)			14,051

Total Investments - 102.9% (identified cost $376,761)			470,221

Other Assets and Liabilities, Net - (2.9%)			(13,307)

Net Assets - 100.0%			456,914

See accompanying notes which are an integral part of this quarterly report.

74	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	105	USD	6,868	03/12	215
S&P 500 Index Futures (CME)	14	USD	4,579	03/12	211

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					426

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$71,816	$—	$—	$71,816
Consumer Staples	27,911	—	—	27,911
Energy	52,849	—	—	52,849
Financial Services	65,840	—	—	65,840
Health Care	62,886	—	—	62,886
Materials and Processing	24,981	—	—	24,981
Producer Durables	38,609	—	—	38,609
Technology	74,645	—	—	74,645
Utilities	13,026	—	—	13,026
Short-Term Investments	—	23,607	—	23,607
Other Securities	—	14,051	—	14,051

Total Investments	432,563	37,658	—	470,221

Other Financial Instruments
Futures Contracts	426	—	—	426

Total Other Financial Instruments*	$426	$—	$—	$426

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 16.7%
1-800-Flowers.com, Inc. Class A (Æ)	1,461	4
Aaron’s, Inc. Class A	25,259	672
Abercrombie & Fitch Co. Class A	7,145	328
Aeropostale, Inc. (Æ)(Ñ)	6,007	98
American Public Education, Inc. (Æ)(Ñ)	2,054	83
Amerigon, Inc. (Æ)(Ñ)	57,940	889
ANN, Inc. (Æ)(Ñ)	20,873	506
Arbitron, Inc.	13,531	483
Barnes & Noble, Inc. (Æ)(Ñ)	7,464	90
Beazer Homes USA, Inc. (Æ)(Ñ)	22,791	70
Biglari Holdings, Inc. (Æ)	264	105
BJ’s Restaurants, Inc. (Æ)	12,600	630
Body Central Corp. (Æ)	18,000	484
Bravo Brio Restaurant Group, Inc. (Æ)	15,796	304
Brinker International, Inc. (Ñ)	7,033	182
Buffalo Wild Wings, Inc. (Æ)	11,100	739
Cabela’s, Inc. (Æ)	19,428	507
Callaway Golf Co. (Ñ)	14,281	96
Capella Education Co. (Æ)	11,494	487
Caribou Coffee Co., Inc. (Æ)(Ñ)	18,425	312
CarMax, Inc. (Æ)(Ñ)	6,268	191
Carter’s, Inc. (Æ)	12,280	515
Cato Corp. (The) Class A	21,680	581
Cedar Fair, LP	1,871	48
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	14,850	439
Chico’s FAS, Inc.	11,111	127
Coinstar, Inc. (Æ)(Ñ)	10,419	518
Cooper Tire & Rubber Co. (Ñ)	17,050	257
Crocs, Inc. (Æ)	14,490	276
Dana Holding Corp.	9,122	135
Domino’s Pizza, Inc. (Æ)	18,347	599
Dorman Products, Inc. (Æ)	2,000	87
DR Horton, Inc. (Ñ)	8,130	113
Ethan Allen Interiors, Inc.	23,009	543
Fossil, Inc. (Æ)(Ñ)	2,980	283
Gannett Co., Inc. (Ñ)	6,655	94
Gaylord Entertainment Co. (Æ)(Ñ)	4,050	114
Gentex Corp.	6,490	174
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,677	61
Grand Canyon Education, Inc. (Æ)(Ñ)	4,828	81
Hanesbrands, Inc. (Æ)(Ñ)	2,562	63
Hertz Global Holdings, Inc. (Æ)	12,338	168
Hibbett Sports, Inc. (Æ)(Ñ)	24,600	1,179
Iconix Brand Group, Inc. (Æ)(Ñ)	5,890	108
Interpublic Group of Cos., Inc. (The)	14,186	147
Jack in the Box, Inc. (Æ)	17,445	370
John Wiley & Sons, Inc. Class A	3,050	138
K12, Inc. (Æ)(Ñ)	17,400	390
Lamar Advertising Co. Class A (Æ)(Ñ)	2,710	78
Liberty Media Corp. - Liberty Capital Class A (Æ)	1,049	86
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	119
LKQ Corp. (Æ)	43,800	1,428
Lululemon Athletica, Inc. (Æ)(Ñ)	5,270	333
Matthews International Corp. Class A (Ñ)	10,100	333

	Principal Amount ($) or Shares	Market Value $
Meredith Corp. (Ñ)	16,175	509
Monro Muffler Brake, Inc. (Ñ)	22,150	929
Nutrisystem, Inc. (Ñ)	8,434	100
Penn National Gaming, Inc. (Æ)(Ñ)	4,710	193
Pool Corp. (Ñ)	5,175	176
PulteGroup, Inc. (Æ)(Ñ)	13,601	101
PVH Corp.	1,437	111
Red Robin Gourmet Burgers, Inc. (Æ)	2,331	72
Ross Stores, Inc.	3,131	159
Scientific Games Corp. Class A (Æ)	34,890	390
Service Corp. International	12,050	134
Shoe Carnival, Inc. (Æ)	4,376	111
Shutterfly, Inc. (Æ)	8,000	190
Signet Jewelers, Ltd.	3,997	182
Snap-on, Inc.	8,445	477
Steven Madden, Ltd. (Æ)(Ñ)	11,445	471
Teavana Holdings, Inc. (Æ)(Ñ)	45,930	872
Tenneco, Inc. (Æ)(Ñ)	17,583	564
Tiffany & Co.	1,713	109
TiVo, Inc. (Æ)(Ñ)	8,638	90
Tractor Supply Co.	10,235	827
Tupperware Brands Corp.	3,498	220
Under Armour, Inc. Class A (Æ)(Ñ)	1,650	131
ValueClick, Inc. (Æ)	40,446	705
Vera Bradley, Inc. (Æ)(Ñ)	6,550	235
Weyco Group, Inc. (Ñ)	1,174	30
Wolverine World Wide, Inc.	2,368	93
World Wrestling Entertainment, Inc. Class A (Ñ)	4,575	43
Wyndham Worldwide Corp. (Ñ)	5,420	216

		25,685

Consumer Staples - 3.6%
Casey’s General Stores, Inc.	15,672	798
Constellation Brands, Inc. Class A (Æ)	3,659	77
Flowers Foods, Inc. (Ñ)	21,569	417
Fresh Market, Inc. (The) (Æ)(Ñ)	6,970	300
Hain Celestial Group, Inc. (The) (Æ)	11,604	448
Herbalife, Ltd.	1,923	111
JM Smucker Co. (The)	1,628	128
Monster Beverage Corp (Æ)	2,022	211
Peet’s Coffee & Tea, Inc. (Æ)	12,400	754
Primo Water Corp. (Æ)(Ñ)	30,290	89
Ralcorp Holdings, Inc. (Æ)	2,473	216
Ruddick Corp.	4,139	167
TreeHouse Foods, Inc. (Æ)(Ñ)	20,760	1,174
United Natural Foods, Inc. (Æ)	12,930	570
Vector Group, Ltd.	2,637	46

		5,506

Energy - 4.0%
Alpha Natural Resources, Inc. (Æ)	12,280	247
Atwood Oceanics, Inc. (Æ)	9,170	422
Bill Barrett Corp. (Æ)(Ñ)	11,943	330
Cabot Oil & Gas Corp.	14,854	474
Complete Production Services, Inc. (Æ)	1,606	54
Core Laboratories NV (Ñ)	1,900	202

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dril-Quip, Inc. (Æ)	9,000	594
Exterran Holdings, Inc. (Æ)(Ñ)	5,964	55
ION Geophysical Corp. (Æ)(Ñ)	36,341	270
Kodiak Oil & Gas Corp. (Æ)	5,123	46
Lufkin Industries, Inc.	2,406	181
North American Energy Partners, Inc. (Æ)	28,564	182
Northern Oil and Gas, Inc. (Æ)(Ñ)	9,730	243
Oceaneering International, Inc.	3,328	162
Oil States International, Inc. (Æ)	2,698	215
Plains Exploration & Production Co. (Æ)	3,280	124
Rosetta Resources, Inc. (Æ)	3,716	178
SandRidge Energy, Inc. (Æ)(Ñ)	13,772	107
Superior Energy Services, Inc. (Æ)(Ñ)	17,417	497
Tesoro Corp. (Æ)	6,407	160
Tetra Technologies, Inc. (Æ)	7,629	71
Walter Energy, Inc. Class A	5,598	387
Whiting Petroleum Corp. (Æ)	15,010	752
World Fuel Services Corp.	4,108	186

		6,139

Financial Services - 17.5%
Advent Software, Inc. (Æ)(Ñ)	32,400	851
Affiliated Managers Group, Inc. (Æ)	3,150	317
American Campus Communities, Inc. (ö)	15,939	682
American Equity Investment Life Holding Co. (Ñ)	57,023	657
Apollo Investment Corp.	3,000	23
Ares Capital Corp.	10,550	167
Argo Group International Holdings, Ltd.	17,878	515
Assured Guaranty, Ltd.	7,127	111
Astoria Financial Corp. (Ñ)	16,210	135
Axis Capital Holdings, Ltd.	5,601	172
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	124
Bank of Hawaii Corp. (Ñ)	8,637	395
Bank of the Ozarks, Inc. (Ñ)	22,960	643
BioMed Realty Trust, Inc. (Ñ)(ö)	16,835	313
Broadridge Financial Solutions, Inc.	5,818	139
Brookline Bancorp, Inc.	4,655	43
Camden Property Trust (ö)	3,363	217
Cash America International, Inc. (Ñ)	2,112	93
CBL & Associates Properties, Inc. (Ñ)(ö)	5,858	102
CBOE Holdings, Inc. (Ñ)	3,885	99
CBRE Group, Inc. Class A (Æ)	24,728	477
Cedar Realty Trust, Inc. (Ñ)(ö)	51,949	259
Cogdell Spencer, Inc. (Ñ)(ö)	23,820	101
Columbia Banking System, Inc. (Ñ)	5,350	112
Community Bank System, Inc. (Ñ)	18,561	508
CreXus Investment Corp. (Ñ)(ö)	10,850	120
CVB Financial Corp. (Ñ)	10,947	115
Delphi Financial Group, Inc. Class A	4,582	204
DuPont Fabros Technology, Inc. (Ñ)(ö)	14,675	374
East West Bancorp, Inc.	14,440	317
Endurance Specialty Holdings, Ltd.	7,021	263
Equifax, Inc.	9,439	368
Extra Space Storage, Inc. (ö)	6,553	172
Ezcorp, Inc. Class A (Æ)	30,770	825

	Principal Amount ($) or Shares	Market Value $
Fair Isaac Corp.	19,805	718
Federal Agricultural Mortgage Corp. Class C	6,190	120
Federal Realty Investment Trust (Ñ)(ö)	2,477	234
FelCor Lodging Trust, Inc. (Æ)(Ñ)(ö)	96,978	370
Fidelity National Financial, Inc. Class A	8,883	162
First Financial Bankshares, Inc. (Ñ)	12,610	430
First Industrial Realty Trust, Inc. (Æ)(ö)	45,427	522
FNB Corp. (Ñ)	40,950	480
Glacier Bancorp, Inc. (Ñ)	37,110	518
Hanover Insurance Group, Inc. (The)	12,728	463
Health Care REIT, Inc. (ö)	2,607	149
Healthcare Realty Trust, Inc. (Ñ)(ö)	21,925	462
Higher One Holdings, Inc. (Æ)(Ñ)	26,000	440
Home Properties, Inc. (Ñ)(ö)	7,602	453
Hudson City Bancorp, Inc. (Ñ)	16,855	113
Huntington Bancshares, Inc.	18,060	103
Iberiabank Corp. (Ñ)	2,759	144
Inland Real Estate Corp. (ö)	14,388	123
iStar Financial, Inc. (Æ)(Ñ)(ö)	15,472	108
Jefferies Group, Inc. (Ñ)	6,043	92
Kayne Anderson Energy Development Co.	5,082	114
KeyCorp	15,208	118
Macerich Co. (The) (ö)	2,415	131
Manning & Napier, Inc. Class A (Æ)(Ñ)	5,718	76
Markel Corp. (Æ)	428	173
MarketAxess Holdings, Inc.	11,160	347
MBIA, Inc. (Æ)(Ñ)	8,108	100
MGIC Investment Corp. (Æ)(Ñ)	86,064	326
Mid-America Apartment Communities, Inc. (ö)	17,332	1,108
MSCI, Inc. Class A (Æ)	2,915	95
National Health Investors, Inc. (Ñ)(ö)	8,266	400
Navigators Group, Inc. (The) (Æ)(Ñ)	2,383	114
Old National Bancorp	38,040	448
Oritani Financial Corp. (Ñ)	9,092	118
PacWest Bancorp (Ñ)	5,060	108
Post Properties, Inc. (ö)	3,920	175
Prosperity Bancshares, Inc. (Ñ)	11,119	462
PS Business Parks, Inc. (ö)	7,750	482
Raymond James Financial, Inc.	4,948	173
Reinsurance Group of America, Inc. Class A	2,243	122
Resource Capital Corp. (ö)	18,643	109
Selective Insurance Group, Inc. (Ñ)	52,820	950
Signature Bank NY (Æ)(Ñ)	11,711	681
SL Green Realty Corp. (Ñ)(ö)	1,767	130
Sun Communities, Inc. (ö)	24,162	969
Tanger Factory Outlet Centers (ö)	6,269	185
Two Harbors Investment Corp. (ö)	6,804	68
UMB Financial Corp.	6,975	269
Umpqua Holdings Corp. (Ñ)	8,134	99
United Bankshares, Inc. (Ñ)	10,970	306
Valley National Bancorp (Ñ)	35,663	425
Ventas, Inc. (ö)	2,794	163
Waddell & Reed Financial, Inc. Class A	5,063	139
Walter Investment Management Corp.	1,722	32

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Webster Financial Corp. (Ñ)	18,578	394
Westamerica Bancorporation (Ñ)	7,283	338
Westwood Holdings Group, Inc.	2,364	94
WSFS Financial Corp.	2,808	109
Zions Bancorporation	6,307	106

		26,973

Health Care - 11.6%
Akorn, Inc. (Æ)	13,860	159
Alexion Pharmaceuticals, Inc. (Æ)	1,299	100
Align Technology, Inc. (Æ)(Ñ)	6,834	161
Allscripts Healthcare Solutions, Inc. (Æ)	6,952	133
AMERIGROUP Corp. Class A (Æ)(Ñ)	4,415	300
Amylin Pharmaceuticals, Inc. (Æ)(Ñ)	6,453	92
Ariad Pharmaceuticals, Inc. (Æ)	5,879	87
BioMarin Pharmaceutical, Inc. (Æ)(Ñ)	11,297	403
Bio-Reference Labs, Inc. (Æ)(Ñ)	28,608	554
Catalyst Health Solutions, Inc. (Æ)	12,600	690
Celldex Therapeutics, Inc. (Æ)	19,172	91
Chemed Corp. (Ñ)	7,698	432
Conceptus, Inc. (Æ)(Ñ)	6,513	81
Cooper Cos., Inc. (The)	2,326	168
Covance, Inc. (Æ)(Ñ)	2,834	124
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	5,760	235
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,970	110
Greatbatch, Inc. (Æ)	17,996	421
Haemonetics Corp. (Æ)(Ñ)	15,532	1,009
Hanger Orthopedic Group, Inc. (Æ)(Ñ)	7,750	152
HealthSouth Corp. (Æ)	3,847	74
Henry Schein, Inc. (Æ)(Ñ)	1,797	127
HMS Holdings Corp. (Æ)	37,200	1,228
Hologic, Inc. (Æ)	9,896	202
Human Genome Sciences, Inc. (Æ)(Ñ)	6,757	66
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	11,122	375
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	9,116	74
Kindred Healthcare, Inc. (Æ)(Ñ)	12,780	157
LifePoint Hospitals, Inc. (Æ)	9,464	380
Magellan Health Services, Inc. (Æ)	7,596	371
MedAssets, Inc. (Æ)	6,646	70
Mednax, Inc. (Æ)(Ñ)	2,682	191
Meridian Bioscience, Inc. (Ñ)	4,609	80
Merit Medical Systems, Inc. (Æ)	35,553	502
MWI Veterinary Supply, Inc. (Æ)(Ñ)	17,687	1,389
Neogen Corp. (Æ)	8,200	267
Omnicell, Inc. (Æ)	8,346	129
Onyx Pharmaceuticals, Inc. (Æ)(Ñ)	7,580	310
Orexigen Therapeutics, Inc. (Æ)(Ñ)	26,292	72
Orthofix International NV (Æ)	3,868	155
PSS World Medical, Inc. (Æ)(Ñ)	14,728	357
Quality Systems, Inc. (Ñ)	2,976	121
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	5,800	206
Regeneron Pharmaceuticals, Inc. (Æ)(Ñ)	204	19
Salix Pharmaceuticals, Ltd. (Æ)	5,430	262
Seattle Genetics, Inc. (Æ)(Ñ)	4,553	86
Sunrise Senior Living, Inc. (Æ)(Ñ)	75,880	540
SXC Health Solutions Corp. (Æ)	19,680	1,241
Synovis Life Technologies, Inc. (Æ)	14,800	414

	Principal Amount ($) or Shares	Market Value $
Tenet Healthcare Corp. (Æ)(Ñ)	19,776	105
Transcend Services, Inc. (Æ)(Ñ)	22,886	568
Universal Health Services, Inc. Class B	4,280	177
US Physical Therapy, Inc.	24,333	496
VCA Antech, Inc. (Æ)(Ñ)	5,160	115
Viropharma, Inc. (Æ)(Ñ)	6,312	188
Watson Pharmaceuticals, Inc. Class B (Æ)	2,279	134
WellCare Health Plans, Inc. (Æ)	5,860	350
Wright Medical Group, Inc. (Æ)(Ñ)	36,475	618
Zoll Medical Corp. (Æ)	2,656	182

		17,900

Materials and Processing - 5.8%
AAON, Inc. (Ñ)	7,211	146
Acuity Brands, Inc.	4,445	259
Airgas, Inc.	2,964	234
Albemarle Corp.	5,120	329
Allied Nevada Gold Corp. (Æ)(Ñ)	3,643	131
Ashland, Inc.	1,528	96
Balchem Corp.	14,100	534
Ball Corp.	4,470	176
Belden, Inc.	3,830	150
Carpenter Technology Corp.	9,881	519
Clarcor, Inc.	9,875	508
Coeur d’Alene Mines Corp. (Æ)	2,755	76
Compass Minerals International, Inc.	7,268	531
Crown Holdings, Inc. (Æ)	15,653	565
Eagle Materials, Inc.	4,568	134
Eastman Chemical Co.	2,988	150
Gibraltar Industries, Inc. (Æ)	23,198	364
Horsehead Holding Corp. (Æ)(Ñ)	11,069	120
Interline Brands, Inc. (Æ)	18,189	309
Intrepid Potash, Inc. (Æ)	17,325	414
Koppers Holdings, Inc.	15,575	592
Lennox International, Inc. (Ñ)	3,585	130
Minerals Technologies, Inc.	4,361	277
Owens Corning (Æ)	15,717	530
Packaging Corp. of America	5,026	141
Rockwood Holdings, Inc. (Æ)	6,020	304
RPM International, Inc.	8,007	200
Solutia, Inc. (Ñ)	4,502	124
Sonoco Products Co.	3,910	122
Steel Dynamics, Inc.	7,619	122
Stillwater Mining Co. (Æ)	4,686	60
Temple-Inland, Inc.	3,056	98
Timken Co.	2,910	142
Universal Forest Products, Inc. (Ñ)	2,625	83
WR Grace & Co. (Æ)	3,939	211

		8,881

Producer Durables - 15.7%
Accuride Corp. (Æ)(Ñ)	94,497	708
Actuant Corp. Class A (Ñ)	20,095	509
Advisory Board Co. (The) (Æ)	20,627	1,573
AECOM Technology Corp. (Æ)	5,153	118
Allegiant Travel Co. Class A (Æ)(Ñ)	2,304	127
Ametek, Inc.	9,137	429

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Applied Industrial Technologies, Inc. (Ñ)	4,854	187
Arkansas Best Corp.	12,675	230
Babcock & Wilcox Co. (The) (Æ)	4,380	109
Barnes Group, Inc.	25,834	653
Bristow Group, Inc.	18,259	896
Carlisle Cos., Inc.	3,361	160
CDI Corp.	6,882	103
Celadon Group, Inc.	5,958	89
Chart Industries, Inc. (Æ)	7,380	412
Chicago Bridge & Iron Co. NV	2,329	99
Colfax Corp. (Æ)	6,780	206
Commercial Vehicle Group, Inc. (Æ)(Ñ)	39,531	495
Con-way, Inc.	3,100	98
Corporate Executive Board Co. (The)	10,775	424
Corrections Corp. of America (Æ)	6,957	164
CoStar Group, Inc. (Æ)	10,500	595
Echo Global Logistics, Inc. (Æ)	51,400	861
EnPro Industries, Inc. (Æ)	10,220	361
ExlService Holdings, Inc. (Æ)	49,428	1,193
Forward Air Corp. (Ñ)	3,059	107
Franklin Electric Co., Inc. (Ñ)	9,280	465
Gardner Denver, Inc.	7,347	548
GATX Corp.	15,325	658
Genesee & Wyoming, Inc. Class A (Æ)	8,826	548
GrafTech International, Ltd. (Æ)(Ñ)	8,620	142
HEICO Corp. (Ñ)	3,109	173
Heidrick & Struggles International, Inc.	14,900	328
Herman Miller, Inc.	16,034	339
HNI Corp. (Ñ)	4,654	126
InnerWorkings, Inc. (Æ)(Ñ)	11,600	128
Itron, Inc. (Æ)	2,554	99
Kansas City Southern (Æ)	2,952	203
KBR, Inc.	6,364	205
Knightsbridge Tankers, Ltd. (Æ)	2,589	39
Layne Christensen Co. (Æ)	2,855	66
Littelfuse, Inc. (Ñ)	2,943	149
Manitowoc Co., Inc. (The) (Ñ)	5,493	74
MAXIMUS, Inc. (Ñ)	4,115	185
Mettler-Toledo International, Inc. (Æ)(Ñ)	678	119
Mistras Group, Inc. (Æ)(Ñ)	37,535	845
Monster Worldwide, Inc. (Æ)(Ñ)	8,522	61
Navigant Consulting, Inc. (Æ)	6,034	77
Navistar International Corp. (Æ)	1,985	86
Nordic American Tanker Shipping	4,640	64
Old Dominion Freight Line, Inc. (Æ)	21,245	905
Orbital Sciences Corp. (Æ)	7,204	104
Oshkosh Corp. (Æ)	3,884	94
Pall Corp.	2,401	143
Pentair, Inc. (Ñ)	5,262	194
Quanta Services, Inc. (Æ)	4,294	93
Robbins & Myers, Inc.	13,854	673
Robert Half International, Inc. (Ñ)	4,436	123
SkyWest, Inc.	5,094	65
SunOpta, Inc. (Æ)(Ñ)	54,129	264
Taser International, Inc. (Æ)(Ñ)	14,055	67
Terex Corp. (Æ)(Ñ)	4,352	86
Tetra Tech, Inc. (Æ)	4,369	101

	Principal Amount ($) or Shares	Market Value $
Titan International, Inc. (Ñ)	25,769	622
Toro Co. (The)	11,125	705
TransDigm Group, Inc. (Æ)	2,160	226
Trimas Corp. (Æ)	19,224	417
Trimble Navigation, Ltd. (Æ)	2,554	120
Trinity Industries, Inc.	3,212	101
United Rentals, Inc. (Æ)(Ñ)	22,293	853
United Stationers, Inc. (Ñ)	21,900	708
Wabtec Corp.	8,813	606
WESCO International, Inc. (Æ)(Ñ)	3,158	199
Woodward, Inc.	3,350	141

		24,243

Technology - 17.8%
AboveNet, Inc. (Æ)(Ñ)	8,475	563
Acme Packet, Inc. (Æ)(Ñ)	9,830	287
Active Network, Inc. (The) (Æ)(Ñ)	16,510	246
Amtech Systems, Inc. (Æ)	6,806	69
Anixter International, Inc. (Æ)	7,270	476
Ansys, Inc. (Æ)	20,858	1,262
AOL, Inc. (Æ)(Ñ)	5,211	84
Applied Micro Circuits Corp. (Æ)	13,404	105
Ariba, Inc. (Æ)	5,990	164
Aruba Networks, Inc. (Æ)(Ñ)	11,430	254
Atmel Corp. (Æ)	16,416	159
Avago Technologies, Ltd.	10,150	345
Avnet, Inc. (Æ)	5,180	181
Blue Coat Systems, Inc. (Æ)	3,003	77
Bottomline Technologies, Inc. (Æ)	25,588	700
Brocade Communications Systems, Inc. (Æ)	11,965	67
Cavium, Inc. (Æ)(Ñ)	23,200	746
Ceva, Inc. (Æ)(Ñ)	11,060	299
CIBER, Inc. (Æ)(Ñ)	92,093	401
comScore, Inc. (Æ)(Ñ)	33,182	735
Cypress Semiconductor Corp.	17,060	293
DealerTrack Holdings, Inc. (Æ)	48,700	1,331
Digimarc Corp. (Æ)	13,040	345
Diodes, Inc. (Æ)(Ñ)	13,312	343
DynaVox, Inc. Class A (Æ)(Ñ)	1,753	7
Earthlink, Inc. (Ñ)	116,203	838
Ebix, Inc. (Ñ)	20,200	501
Ellie Mae, Inc. (Æ)	39,800	234
Emulex Corp. (Æ)	35,900	375
Entegris, Inc. (Æ)(Ñ)	53,922	517
Equinix, Inc. (Æ)	1,142	137
Fairchild Semiconductor International, Inc. Class A (Æ)	31,841	445
FEI Co. (Æ)(Ñ)	5,700	251
Fortinet, Inc. (Æ)	9,260	211
Integrated Device Technology, Inc. (Æ)	71,263	452
Interactive Intelligence Group, Inc. (Æ)(Ñ)	22,290	575
Intermolecular, Inc. (Æ)(Ñ)	20,710	174
IPG Photonics Corp. (Æ)(Ñ)	1,991	105
J2 Global Inc. (Æ)(Ñ)	19,860	535
Jabil Circuit, Inc.	7,013	159
JDS Uniphase Corp. (Æ)	5,603	71
Keynote Systems, Inc.	16,510	323

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lam Research Corp. (Æ)(Ñ)	6,080	259
LinkedIn Corp. Class A (Æ)	1,680	121
LivePerson, Inc. (Æ)(Ñ)	35,335	424
LogMeIn, Inc. (Æ)(Ñ)	19,500	777
LSI Corp. (Æ)	15,169	115
Mentor Graphics Corp. (Æ)(Ñ)	9,771	136
Micrel, Inc.	5,717	66
MICROS Systems, Inc. (Æ)	4,213	209
Monolithic Power Systems, Inc. (Æ)	6,476	106
Monotype Imaging Holdings, Inc. (Æ)	4,615	72
Netlogic Microsystems, Inc. (Æ)	1,457	73
Newport Corp. (Æ)	8,837	163
NIC, Inc. (Ñ)	28,537	357
Nuance Communications, Inc. (Æ)	4,520	129
NVE Corp. (Æ)	588	32
NXP Semiconductor NV (Æ)(Ñ)	10,740	228
ON Semiconductor Corp. (Æ)	46,838	408
Plexus Corp. (Æ)(Ñ)	26,950	977
Progress Software Corp. (Æ)	48,221	1,125
QLIK Technologies, Inc. (Æ)(Ñ)	5,680	160
Quest Software, Inc. (Æ)	26,800	545
Rackspace Hosting, Inc. (Æ)(Ñ)	4,040	175
RealPage, Inc. (Æ)(Ñ)	13,300	342
RF Micro Devices, Inc. (Æ)(Ñ)	19,603	98
Riverbed Technology, Inc. (Æ)(Ñ)	21,115	506
Rogers Corp. (Æ)(Ñ)	2,134	82
SBA Communications Corp. Class A (Æ)(Ñ)	3,103	142
SciQuest, Inc. (Æ)	24,000	351
SolarWinds, Inc. (Æ)(Ñ)	3,610	114
Spansion, Inc. Class A (Æ)	3,091	31
SuccessFactors, Inc. (Æ)	2,094	83
Syntel, Inc.	21,537	1,011
Tangoe, Inc. (Æ)(Ñ)	34,300	497
Teradyne, Inc. (Æ)(Ñ)	15,320	250
TIBCO Software, Inc. (Æ)	14,782	385
TTM Technologies, Inc. (Æ)(Ñ)	6,771	83
Ultimate Software Group, Inc. (Æ)	7,358	491
Ultratech, Inc. (Æ)	4,280	125
United Online, Inc. (Ñ)	15,183	86
VeriFone Systems, Inc. (Æ)	8,932	381
Volterra Semiconductor Corp. (Æ)(Ñ)	5,800	175
Xyratex, Ltd.	5,282	84

		27,416

Utilities - 3.0%
8x8, Inc. (Æ)	12,100	54
Allete, Inc. (Ñ)	2,886	120
Avista Corp.	13,480	341
Black Hills Corp.	9,765	330
CenterPoint Energy, Inc.	7,554	139
Central Vermont Public Service Corp.	4,320	152
Cleco Corp.	18,743	745
Connecticut Water Service, Inc. (Ñ)	4,800	146
El Paso Electric Co. (Ñ)	4,961	173
Empire District Electric Co. (The)	20,118	419

	Principal Amount ($) or Shares		Market Value $
Gran Tierra Energy, Inc. (Æ)(Ñ)	17,173		99
Lone Pine Resources, Inc. (Æ)	350		2
National Fuel Gas Co.	3,059		154
Neutral Tandem, Inc. (Æ)	4,480		55
New Jersey Resources Corp. (Ñ)	3,300		157
Northeast Utilities	6,648		231
Northwest Natural Gas Co. (Ñ)	2,526		120
NorthWestern Corp.	18,790		660
NSTAR	4,513		203
NTELOS Holdings Corp.	1,298		30
Southwest Gas Corp.	4,202		176
Time Warner Telecom, Inc. Class A (Æ)	9,230		186

			4,692

Total Common Stocks (cost $109,933)			147,435

Short-Term Investments - 4.5%
Russell U.S. Cash Management Fund	6,867,576	(¥)	6,868

Total Short-Term Investments (cost $6,868)			6,868

Other Securities - 10.2%
Russell Investment Company Liquidating Trust (×)	896,017	(¥)	911
Russell U.S. Cash Collateral Fund (×)	14,820,313	(¥)	14,820

Total Other Securities (cost $15,716)			15,731

Total Investments - 110.4% (identified cost $132,517)			170,034

Other Assets and Liabilities, Net - (10.4%)			(15,979)

Net Assets - 100.0%			154,055

See accompanying notes which are an integral part of this quarterly report.

80	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	74	USD	6,918	03/12	381

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					381

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,685	$—	$—	$25,685
Consumer Staples	5,506	—	—	5,506
Energy	6,139	—	—	6,139
Financial Services	26,973	—	—	26,973
Health Care	17,900	—	—	17,900
Materials and Processing	8,881	—	—	8,881
Producer Durables	24,243	—	—	24,243
Technology	27,416	—	—	27,416
Utilities	4,692	—	—	4,692
Short-Term Investments	—	6,868	—	6,868
Other Securities	—	15,731	—	15,731

Total Investments	147,435	22,599	—	170,034

Other Financial Instruments
Futures Contracts	381	—	—	381

Total Other Financial Instruments*	$381	$—	$—	$381

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	81

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Fixed Income Investments - 89.0%
Argentina - 2.7%
Argentine Government International Bond Series dis 5.830% due 12/31/33	ARS	5,828	1,829
Argentine Republic Government International Bond Series disEUR 7.820% due 12/31/33	EUR	5,042	4,436
Series dscEUR 7.820% due 12/31/33	EUR	7,532	6,626
Series EURGDP 6.500% due 12/15/35 (Ê)	EUR	8,122	1,243
Series $DSC 8.280% due 12/31/33		5,066	3,951
Series NY 3.750% due 03/31/19		4,407	1,719
Capex SA 10.000% due 03/10/18 (Þ)		646	551
Empresa Distribuidora Y Comercializadora Norte 9.750% due 10/25/22 (Þ)		329	273
Series REGS 9.750% due 10/25/22		250	208
IRSA Inversiones y Representaciones SA 11.500% due 07/20/20 (Þ)		500	528
Tarjeta Naranja SA 9.000% due 01/28/17 (Þ)		160	157

			21,521

Australia - 0.0%
Mirabela Nickel, Ltd. 8.750% due 04/15/18 (Þ)		155	135

Barbados - 0.1%
Columbus International, Inc. 11.500% due 11/20/14 (Þ)		250	265
Series REGS 11.500% due 11/20/14		347	367

			632

Belgium - 0.3%
Ontex IV SA Series 144a 9.000% due 04/15/19 (Þ)	EUR	1,050	1,009
Series REGS 7.500% due 04/15/18	EUR	600	730
9.000% due 04/15/19	EUR	450	433

			2,172

Bermuda - 0.5%
Digicel Group, Ltd. 9.125% due 01/15/15 (Þ)		640	647
Series REGS 10.500% due 04/15/18		500	526

	Principal Amount ($) or Shares	Market Value $
Digicel, Ltd. Series REGS 8.250% due 09/01/17	410	430
Inkia Energy, Ltd. 8.375% due 04/04/21 (Þ)	351	351
Qtel International Finance, Ltd. 4.750% due 02/16/21 (Þ)	264	268
5.000% due 10/19/25 (Þ)	895	902
Series REGS 4.750% due 02/16/21	700	711
5.000% due 10/19/25	200	201

		4,036

Brazil - 1.5%
Banco Cruzeiro do Sul SA 8.875% due 09/22/20 (Þ)	691	532
Series REGS 8.875% due 09/22/20	341	263
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	299	317
Series REGS 5.500% due 07/16/20	200	212
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)	265	272
BR Properties SA Series REGS 9.000% due 10/29/49 (ƒ)	282	288
Brazilian Government International Bond 5.875% due 01/15/19	1,395	1,665
4.875% due 01/22/21	1,338	1,505
8.875% due 04/15/24	1,063	1,592
8.750% due 02/04/25	558	837
7.125% due 01/20/37	480	653
Globo Comunicacao e Participacoes SA Series REGS 9.375% due 07/20/15 (ƒ)	233	248
Hypermarcas SA 6.500% due 04/20/21 (Þ)	1,155	1,080
NET Servicos de Comunicacao SA 7.500% due 01/27/20	432	502
OGX Petroleo e Gas Participacoes SA 8.500% due 06/01/18 (Þ)	1,205	1,245
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	806	805

		12,016

Canada - 1.1%
Cascades, Inc. 7.750% due 12/15/17	1,935	1,998
Harvest Operations Corp. 6.875% due 10/01/17 (Þ)	1,450	1,530
National Money Mart Co. 10.375% due 12/15/16	1,800	1,971
Novelis, Inc. 8.375% due 12/15/17	855	938
8.750% due 12/15/20	1,895	2,118

		8,555

82	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Cayman Islands - 1.4%
China Liansu Group Holdings, Ltd. 7.875% due 05/13/16 (Þ)		456	412
Countrywide Holdings, Ltd. Series REGS 10.000% due 05/08/18	GBP	1,515	2,340
DP World Sukuk Ltd. 6.250% due 07/02/17		750	774
Dubai Holding Commercial Operations MTN, Ltd. 4.750% due 01/30/14	EUR	100	116
Series EMtN 6.000% due 02/01/17	GBP	550	676
Evergrande Real Estate Group, Ltd. Series REGS 13.000% due 01/27/15		195	179
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)		663	670
Series REGS 10.000% due 12/29/49 (ƒ)		100	98
Grupo Aval, Ltd. 5.250% due 02/01/17 (Å)		200	202
Gruposura Finance 5.700% due 05/18/21 (Þ)		761	780
Hutchison Whampoa International 10, Ltd. Series REGS 6.000% due 12/29/49 (ƒ)		511	513
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Å)		400	402
IPIC GMTN, Ltd. 3.750% due 03/01/17 (Þ)		650	648
6.875% due 11/01/41 (Å)		200	206
Kaisa Group Holdings, Ltd. Series REGS 13.500% due 04/28/15		406	380
MIE Holdings Corp. 9.750% due 05/12/16 (Þ)		706	650
Minerva Overseas II, Ltd. 10.875% due 11/15/19 (Þ)		500	464
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)		671	697
Series REGS 6.350% due 06/30/21		470	489
Odebrecht Finance, Ltd. Series REGS 7.000% due 04/21/20		150	162
Petrobras International Finance Co. - Pifco 5.375% due 01/27/21		130	136
Texhong Textile Group, Ltd. 7.625% due 01/19/16 (Þ)		202	168
Series REGS 7.625% due 01/19/16		208	172

			11,334

Chile - 0.3%
Cencosud SA 5.500% due 01/20/21 (Þ)		500	527

	Principal Amount ($) or Shares		Market Value $
Corp. Nacional del Cobre de Chile Series REGS 6.150% due 10/24/36		1,234	1,549

			2,076

Colombia - 1.5%
Bogota Distrito Capital Series REGS 9.750% due 07/26/28	COP	4,000,000	3,044
Colombia Government International Bond 7.375% due 01/27/17		1,271	1,563
7.750% due 04/14/21	COP	1,391,000	920
4.375% due 07/12/21		980	1,053
7.375% due 09/18/37		3,144	4,323
6.125% due 01/18/41		533	640
Empresa de Energia de Bogota SA 6.125% due 11/10/21 (Þ)		500	512

			12,055

Croatia - 0.3%
Croatia Government International Bond 6.375% due 03/24/21 (Þ)		2,766	2,552

Cyprus - 0.1%
Mriya Agro Holding PLC 10.950% due 03/30/16 (Þ)		610	537

Dominican Republic - 0.0%
Capital Cana SA 10.000% due 04/30/16 (Þ)		250	50

El Salvador - 0.4%
El Salvador Government International Bond Series REGS 7.375% due 12/01/19		2,157	2,329
7.650% due 06/15/35		700	723

			3,052

France - 1.1%
Cie Generale de Geophysique - Veritas 6.500% due 06/01/21		2,000	1,990
Lafarge SA 6.750% due 12/16/19	EUR	1,115	1,400
Nexans SA 5.750% due 05/02/17	EUR	1,500	1,947
Rexel SA 7.000% due 12/17/18	EUR	1,040	1,381
SPCM SA Series REGS 8.250% due 06/15/17	EUR	1,420	1,923

			8,641

Germany - 1.6%
ALBA Group PLC & Co. KG 8.000% due 05/15/18 (Þ)	EUR	1,790	2,342

Russell Global Opportunistic Credit Fund	83

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Deutsche Bank AG/London 9.375% due 02/13/18 (Þ)		1,604	1,620
Kabel BW Musketeer GmbH 9.500% due 03/15/21 (Þ)	EUR	1,200	1,632
Series REGS 9.500% due 03/15/21	EUR	510	694
KUKA AG Series REGS 8.750% due 11/15/17	EUR	1,680	2,318
Styrolution Group GmbH 7.625% due 05/15/16 (Þ)	EUR	1,540	1,652
Series REGS 7.625% due 05/15/16	EUR	490	525
Unitymedia GmbH Series ReGS 9.625% due 12/01/19	EUR	1,575	2,189

			12,972

Ghana - 0.1%
Republic of Ghana Series REGS 8.500% due 10/04/17		787	870

Hungary - 0.3%
Hungary Government International Bond 4.500% due 01/29/14	EUR	434	526
5.500% due 05/06/14	GBP	61	88
4.750% due 02/03/15		230	215
5.000% due 03/30/16	GBP	209	270
3.500% due 07/18/16	EUR	289	310
4.375% due 07/04/17	EUR	624	673
7.625% due 03/29/41		150	139

			2,221

India - 0.1%
Axis Bank 7.125% due 06/28/22		126	113
Bank of India 6.994% due 03/29/49 (ƒ)		137	123
ICICI Bank, Ltd. 5.750% due 11/16/20 (Þ)		375	367

			603

Indonesia - 1.3%
Adaro Indonesia PT Series REGS 7.625% due 10/22/19		496	554
Republic of Indonesia 6.875% due 01/17/18		3,023	3,590
11.625% due 03/04/19		2,767	4,116
5.875% due 03/13/20		1,643	1,873

			10,133

Iraq - 1.2%
Republic of Iraq Series REGS 5.800% due 01/15/28		12,487	9,677

	Principal Amount ($) or Shares		Market Value $
Ireland - 0.9%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875% due 09/25/17 (Þ)		372	375
Ardagh Packaging Finance PLC Series 144a 7.375% due 10/15/17 (Þ)	EUR	1,175	1,568
Series REGS 9.250% due 10/15/20	EUR	500	637
Metalloinvest Finance, Ltd. 6.500% due 07/21/16 (Þ)		1,108	1,057
Novatek Finance, Ltd. 6.604% due 02/03/21 (Þ)		1,183	1,241
SCF Capital, Ltd. 5.375% due 10/27/17 (Þ)		861	762
Smurfit Kappa Acquisitions Series REGS 7.750% due 11/15/19	EUR	500	687
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)		528	510
Series REGS 6.493% due 02/02/16		200	198

			7,035

Jersey - 0.1%
West China Cement, Ltd. 7.500% due 01/25/16 (Þ)		411	346
Series REGS 7.500% due 01/25/16		468	395

			741

Kazakhstan - 1.0%
BTA Bank JSC Zero coupon due 06/30/20 (Þ)		1,427	71
KazMunayGas National Co. 9.125% due 07/02/18 (Þ)		272	329
6.375% due 04/09/21 (Þ)		1,355	1,426
Series REGS 8.375% due 07/02/13		2,109	2,252
11.750% due 01/23/15		369	447
7.000% due 05/05/20		2,364	2,595
Zhaikmunai LLP 10.500% due 10/19/15 (Þ)		363	363
Series REGS 10.500% due 10/19/15		580	580

			8,063

Lithuania - 0.6%
Lithuania Government International Bond Series REGS 7.375% due 02/11/20		166	179
6.125% due 03/09/21		4,466	4,410

			4,589

84	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Luxembourg - 3.6%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		1,395	1,418
Series REGS 7.875% due 01/31/18	CHF	850	951
ALROSA Finance SA Series REGS 7.750% due 11/03/20		200	207
APERAM 7.750% due 04/01/18 (Þ)		2,515	2,150
Capsugel FinanceCo SCA 9.875% due 08/01/19 (Þ)	EUR	1,800	2,525
ConvaTec Healthcare E SA 7.375% due 12/15/17 (Þ)	EUR	635	851
Series REGS 7.375% due 12/15/17	EUR	1,140	1,529
Evraz Group SA 6.750% due 04/27/18 (Þ)		1,237	1,166
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		2,650	2,405
FMC Finance VIII SA 6.500% due 09/15/18 (Þ)	EUR	900	1,295
Greif Luxembourg Finance SCA 7.375% due 07/15/21 (Þ)	EUR	700	904
Intelsat Jackson Holdings SA 7.250% due 04/01/19 (Þ)		65	68
7.250% due 10/15/20		2,500	2,609
KION Finance SA Series REGS 7.875% due 04/15/18	EUR	2,000	2,302
MHP SA 10.250% due 04/29/15 (Þ)		150	141
Series REGS 10.250% due 04/29/15		200	188
Picard Bondco SA Series REGS 9.000% due 10/01/18	EUR	1,420	1,960
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	1,730	2,331
Telenet Finance III Luxembourg SCA Series REGS 6.625% due 02/15/21	EUR	500	641
Telenet Finance Luxembourg SCA Series REGS 6.375% due 11/15/20	EUR	485	619
Wind Acquisition Finance SA Series REGS 11.750% due 07/15/17	EUR	1,600	1,910
Zinc Capital SA Series REGs 8.875% due 05/15/18	EUR	1,045	1,176

			29,346

Malaysia - 1.9%
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	8,170	2,753

	Principal Amount ($) or Shares		Market Value $
Series 0409 3.741% due 02/27/15	MYR	1,195	401
Series 2/04 5.094% due 04/30/14	MYR	5,170	1,779
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		3,500	3,898
Petronas Capital, Ltd. Series REGS 5.250% due 08/12/19		647	730
7.875% due 05/22/22		3,898	5,300
Petronas Global Sukuk, Ltd. 4.250% due 08/12/14 (Þ)		616	648

			15,509

Mexico - 3.3%
America Movil SAB de CV 2.375% due 09/08/16		1,712	1,734
Axtel SAB de CV 7.625% due 02/01/17 (Þ)		240	183
Series REGS 9.000% due 09/22/19		365	288
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)		1,007	892
BBVA Bancomer SA Series REGS 4.500% due 03/10/16		208	209
Cemex SAB de CV 5.579% due 09/30/15 (Ê)(Þ)		865	718
9.000% due 01/11/18 (Þ)		487	424
Series REGS 9.000% due 01/11/18		300	261
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)		131	139
Grupo Televisa SAB 6.000% due 05/15/18		100	114
Mexican Bonos Series M 20 8.500% due 05/31/29	MXN	17,010	1,531
7.750% due 05/29/31	MXN	11,770	975
Series M 6.500% due 06/10/21	MXN	84,570	6,755
Series M 30 8.500% due 11/18/38	MXN	15,500	1,350
Mexico Government International Bond 3.625% due 03/15/22		1,266	1,277
8.300% due 08/15/31		2,047	3,055
5.750% due 10/12/10		2,896	3,033
Series GMTN 5.950% due 03/19/19		2,602	3,094

			26,032

Netherlands - 2.9%
BLT Finance BV Series REGS 7.500% due 05/15/14		124	33

Russell Global Opportunistic Credit Fund	85

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Carlson Wagonlit BV Series REGS 6.881% due 05/01/15 (Ê)	EUR	1,800	2,166
Conti-Gummi Finance BV Series REGS 7.500% due 09/15/17	EUR	1,545	2,102
Elster Finance BV Series REGS 6.250% due 04/15/18	EUR	650	848
HeidelbergCement Finance BV 7.500% due 04/03/20	EUR	1,690	2,285
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		250	280
InterXion Holding NV Series REGS 9.500% due 02/12/17	EUR	360	513
MDC-GMTN B.V. Series REGS 3.750% due 04/20/16		200	206
Metinvest BV 8.750% due 02/14/18 (Þ)		805	700
Myriad International Holding BV 6.375% due 07/28/17 (Þ)		500	545
Series REGS 6.375% due 07/28/17		770	839
OI European Group BV Series REGS 6.750% due 09/15/20	EUR	1,535	2,063
Phoenix PIB Finance BV Series REGS 9.625% due 07/15/14	EUR	600	863
Refresco Group BV
Series 144a
7.375% due 05/15/18 (Þ)	EUR	1,760	2,256
Sensata Technologies BV 6.500% due 05/15/19 (Þ)		2,575	2,626
UPC Holding BV Series REGS 8.375% due 08/15/20	EUR	1,675	2,158
VimpelCom Holdings BV Series REGS 6.255% due 03/01/17		500	484
Ziggo Bond Co. BV Series REGS 8.000% due 05/15/18	EUR	1,395	1,911

			22,878

Panama - 1.5%
Panama Government International Bond 5.200% due 01/30/20		4,100	4,660
7.125% due 01/29/26		116	152
8.875% due 09/30/27		236	352
9.375% due 04/01/29		3,611	5,705
Series 2006- 6.700% due 01/26/36		850	1,084

			11,953

	Principal Amount ($) or Shares		Market Value $
Peru - 0.5%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		369	364
Peruvian Government International Bond 8.375% due 05/03/16		672	834
8.750% due 11/21/33		1,505	2,295
Volcan Cia Minera SAA 5.375% due 02/02/22 (Å)		200	202

			3,695

Philippines - 1.0%
Philippine Government International Bond 4.000% due 01/15/21		6,036	6,202
9.500% due 02/02/30		402	627
6.375% due 10/23/34		1,064	1,279

			8,108

Poland - 1.7%
Poland Government International Bond 6.375% due 07/15/19		6,800	7,642
4.000% due 03/23/21	EUR	652	800
5.125% due 04/21/21		2,235	2,299
5.000% due 03/23/22		3,061	3,104

			13,845

Puerto Rico - 0.2%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750% due 09/15/18		1,865	1,972

Qatar - 0.6%
Qatar Government International Bond 5.250% due 01/20/20 (Þ)		886	969
Series REGS 6.550% due 04/09/19		1,397	1,648
5.250% due 01/20/20		2,023	2,213

			4,830

Russia - 3.1%
Russian Foreign Bond Series REGS 7.500% due 03/31/30		4,490	5,321
Russian Foreign Bond - Eurobond Series REGS 11.000% due 07/24/18		128	179
5.000% due 04/29/20		6,100	6,435
7.500% due 03/31/30		10,713	12,695

			24,630

Singapore - 0.2%
Bakrie Telecom Pte, Ltd. Series REGS 11.500% due 05/07/15		519	337
Bumi Capital Pte, Ltd. Series REGS 12.000% due 11/10/16		460	499

86	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Bumi Investment Pte, Ltd. 10.750% due 10/06/17 (Þ)		493	523
STATS ChipPAC, Ltd. 5.375% due 03/31/16 (Þ)		175	178

			1,537

South Africa - 2.0%
South Africa Government Bond Series R204 8.000% due 12/21/18	ZAR	10,050	1,324
Series R208 6.750% due 03/31/21	ZAR	39,800	4,769
South Africa Government International Bond 6.875% due 05/27/19		860	1,028
5.500% due 03/09/20		4,540	5,028
5.875% due 05/30/22		1,304	1,467
4.665% due 01/17/24		676	684
6.250% due 03/08/41		1,182	1,330

			15,630

South Korea - 0.1%
Export-Import Bank of Korea 4.375% due 09/15/21		675	666
Korea Gas Corp. 6.250% due 01/20/42 (Å)		249	262

			928

Spain - 0.8%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,950	1,901
Abengoa SA 8.500% due 03/31/16	EUR	450	586
Cemex Espana Luxembourg Series REGS 8.875% due 05/12/17	EUR	51	53
Inaer Aviation Finance, Ltd. Series REGS 9.500% due 08/01/17	EUR	1,785	2,055
Obrascon Huarte Lain SA 7.375% due 04/28/15	EUR	1,750	2,312

			6,907

Sweden - 0.3%
Stena AB Series REGS 6.125% due 02/01/17	EUR	1,850	2,251

Turkey - 1.2%
Turkey Government International Bond 7.250% due 03/15/15		1,000	1,090
7.500% due 11/07/19		2,282	2,590
7.000% due 06/05/20		3,297	3,639
5.625% due 03/30/21		319	321
5.125% due 03/25/22		1,305	1,243
6.875% due 03/17/36		583	605

	Principal Amount ($) or Shares		Market Value $
Yuksel Insaat AS Series REGS 9.500% due 11/10/15		317	247

			9,735

Ukraine - 0.4%
Ukraine Government International Bond 6.875% due 09/23/15 (Þ)		1,425	1,311
6.250% due 06/17/16 (Þ)		642	562
Series REGS 7.750% due 09/23/20		765	669
Series REGS 7.650% due 06/11/13		790	766

			3,308

United Arab Emirates - 0.1%
DP World, Ltd. Series REGS 6.850% due 07/02/37		880	818

United Kingdom - 2.2%
Anglian Water Osprey Financing PLC 7.000% due 01/31/18	GBP	1,515	2,352
British Airways PLC 8.750% due 08/23/16	GBP	785	1,212
EC Finance PLC 9.750% due 08/01/17 (Þ)	EUR	910	1,044
Series REGS 9.750% due 08/01/17	EUR	120	138
Ferrexpo Finance PLC 7.875% due 04/07/16 (Þ)		667	600
Ineos Group Holdings, Ltd. Series REGS 7.875% due 02/15/16	EUR	950	1,069
ISS A/S Series REGS 11.000% due 06/15/14	EUR	820	1,136
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	1,770	2,246
Ladbrokes Group Finance PLC 7.625% due 03/05/17	GBP	1,475	2,417
Phones4u Finance PLC 9.500% due 04/01/18 (Þ)	GBP	1,100	1,499
Series REGS 9.500% due 04/01/18	GBP	520	709
Priory Group No. 3 PLC 8.875% due 02/15/19 (Þ)	GBP	760	1,036
Series REGS 7.000% due 02/15/18	GBP	100	154
8.875% due 02/15/19	GBP	800	1,090
Ukreximbank Via Biz Finance PLC Series REGS 8.375% due 04/27/15		700	628
Vedanta Resources PLC 8.250% due 06/07/21 (Þ)		698	565

			17,895

Russell Global Opportunistic Credit Fund	87

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 39.0%
ACCO Brands Corp. 7.625% due 08/15/15	1,480	1,517
AES Corp. (The) 7.375% due 07/01/21 (Þ)	265	293
Alere, Inc. 9.000% due 05/15/16	2,590	2,713
Altegrity, Inc. 10.500% due 11/01/15 (Þ)	4,270	3,971
AMC Entertainment, Inc. 9.750% due 12/01/20	5,960	5,885
AMC Networks, Inc. 7.750% due 07/15/21 (Þ)	1,865	2,049
American Airlines, Inc. 7.500% due 03/15/16 (Þ)	2,280	1,915
Ameristar Casinos, Inc. Series WI 7.500% due 04/15/21	1,210	1,289
Amscan Holdings, Inc. 8.750% due 05/01/14	4,000	4,020
Applied Extrusion Technology Corp. 2nd Lien Term Loan 1.000% due 09/02/15	3,520	3,520
Arch Coal, Inc. 7.000% due 06/15/19 (Þ)	1,950	1,955
ARS Intermediate Holdings LLC Series AI 13.625% due 11/15/15 (Å)	2,143	2,126
Atkore International, Inc. Series WI 9.875% due 01/01/18	2,010	1,990
Berry Petroleum Co. 6.750% due 11/01/20	1,305	1,357
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)	4,295	4,456
Brickman Group Holdings, Inc. 9.125% due 11/01/18 (Þ)	2,220	2,048
Building Materials Corp. of America 7.500% due 03/15/20 (Þ)	1,875	2,032
Bumble Bee Acquisition Corp. 9.000% due 12/15/17 (Þ)	2,832	2,917
C&S Group Enterprises LLC 8.375% due 05/01/17 (Þ)	1,885	2,024
Caesars Entertainment Operating Co., Inc. 3.294% due 01/28/15 (Ê)	2,480	2,243
10.000% due 12/15/15	980	828
11.250% due 06/01/17	5,545	6,009
Capella Healthcare, Inc. 9.250% due 07/01/17	1,720	1,750
CCH II LLC / CCH II Capital Corp. 13.500% due 11/30/16	659	760
CCO Holdings LLC / CCO Holdings Capital Corp. 7.375% due 06/01/20	650	702
6.500% due 04/30/21	1,370	1,425
CDW LLC / CDW Finance Corp. 8.000% due 12/15/18	3,250	3,494

	Principal Amount ($) or Shares	Market Value $
Cengage Learning Acquisitions, Inc. 10.500% due 01/15/15 (Þ)	6,310	4,591
Century Aluminum Co. 8.000% due 05/15/14	150	153
Charger Merger Corp. 9.875% due 01/15/19 (Å)	560	582
Chemtura Corp. 7.875% due 09/01/18	1,950	2,057
Chesapeake Energy Corp. 6.625% due 08/15/20	1,000	1,005
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. 6.625% due 11/15/19 (Þ)	420	422
CHS/Community Health Systems, Inc. 8.000% due 11/15/19 (Þ)	1,955	2,006
Citigroup Funding, Inc. 1.000% due 07/25/24	200,000	134
Series emt1 11.000% due 07/27/20	1,800,000	1,221
Series eMt3 11.000% due 07/27/20	1,195,000	811
Claire’s Stores, Inc. 1.000% due 05/29/14	2,684	2,457
8.875% due 03/15/19	4,780	3,920
Clear Channel Communications, Inc. 9.000% due 03/01/21	1,430	1,244
Clear Channel Worldwide Holdings, Inc. 9.250% due 12/15/17	60	66
Clearwater Paper Corp. 7.125% due 11/01/18	1,900	2,009
CommScope, Inc. 8.250% due 01/15/19 (Þ)	1,835	1,908
Comstock Resources, Inc. 8.375% due 10/15/17	110	106
Cott Beverages, Inc. 8.125% due 09/01/18	1,850	2,021
CSC Holdings LLC 6.750% due 11/15/21 (Þ)	895	962
Cumulus Media, Inc. 7.750% due 05/01/19 (Þ)	2,260	2,119
DISH DBS Corp. 6.750% due 06/01/21	1,900	2,071
Dynacast International LLC / Dynacast Finance, Inc. 9.250% due 07/15/19 (Þ)	600	609
Education Management LLC / Education Management Finance Corp. 8.750% due 06/01/14	1,950	1,967
Emdeon, Inc. 11.000% due 12/31/19 (Þ)	1,415	1,528
Emergency Medical Services Corp. Series WI 8.125% due 06/01/19	3,115	3,177
Entercom Radio LLC 10.500% due 12/01/19	1,840	1,923
Equinox Holdings, Inc. 9.500% due 02/01/16 (Å)	3,040	3,177

88	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FGI Holding Co., Inc. 11.250% due 10/01/15	1,545	1,545
First Data Corp. 7.375% due 06/15/19 (Þ)	1,835	1,830
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	3,695	3,880
Fresenius Medical Care US Finance, Inc. Series 144a 6.500% due 09/15/18 (Þ)	870	933
Graham Packaging Co., LP / GPC Capital Corp. I 9.875% due 10/15/14	2,500	2,550
Grifols, Inc. 8.250% due 02/01/18	1,435	1,575
GXS Worldwide, Inc. 9.750% due 06/15/15	4,160	4,077
Harbinger Group, Inc. 10.625% due 11/15/15	2,490	2,543
Harrahs Operating Company Zero coupon due 01/28/15	269	243
HCA Holdings, Inc. 7.750% due 05/15/21	2,495	2,614
Health Management Associates, Inc. 7.375% due 01/15/20 (Þ)	2,540	2,616
HUB International Holdings, Inc. 9.000% due 12/15/14 (Þ)	2,600	2,649
10.250% due 06/15/15 (Þ)	510	515
Huntington Ingalls Industries, Inc. 6.875% due 03/15/18 (Þ)	590	611
7.125% due 03/15/21 (Þ)	555	580
Icon Health & Fitness 11.875% due 10/15/16 (Þ)	90	71
Immucor, Inc. 11.125% due 08/15/19	4,085	4,432
INC Research LLC 11.500% due 07/15/19 (Þ)	1,840	1,693
J Crew Group, Inc. 8.125% due 03/01/19	1,230	1,193
JBS USA LLC/JBS USA Finance, Inc. 7.250% due 06/01/21 (Þ)	1,110	1,052
JMC Steel Group 8.250% due 03/15/18 (Þ)	1,240	1,271
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.750% due 03/01/19	2,110	2,089
Level 3 Financing, Inc. 8.125% due 07/01/19 (Þ)	565	569
8.625% due 07/15/20 (Å)	450	461
Series WI 9.375% due 04/01/19	2,270	2,395
Levi Strauss & Co. 7.750% due 05/15/18	775	1,004
7.625% due 05/15/20	1,500	1,567
Linn Energy LLC/Linn Energy Finance Corp. 6.500% due 05/15/19 (Þ)	1,960	1,980

	Principal Amount ($) or Shares	Market Value $
MedAssets, Inc. 8.000% due 11/15/18	4,080	4,162
Mercer International, Inc. 9.500% due 12/01/17	1,960	2,033
Merrill Communications, LLC Term Loan B 1.000% due 11/22/12	6,243	5,716
Michaels Stores, Inc. 7.750% due 11/01/18	2,090	2,181
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.625% due 04/15/16 (Þ)	1,660	1,838
Midwest Generation LLC Series B 8.560% due 01/02/16	1,253	1,209
Milk Specialties, Co. 1.000% due 12/27/18	1,500	1,455
Mueller Water Products, Inc. 7.375% due 06/01/17	2,205	2,106
Murray Energy Corp. 10.250% due 10/15/15 (Þ)	1,750	1,767
National Mentor Holdings, Inc. 1.000% due 02/09/17	1,439	1,387
12.500% due 02/15/18 (Þ)	1,590	1,518
NBTY, Inc. Series WI 9.000% due 10/01/18	2,685	2,967
NCO Group, Inc. Term Loan B 1.000% due 05/15/13	6,424	6,371
New Star Metals, Inc. 1.000% due 06/18/15 (Å)	6,750	6,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% due 03/15/18	1,895	1,822
Nortek, Inc. 8.500% due 04/15/21 (Þ)	1,300	1,235
North Atlantic Trading Co. 11.500% due 07/15/16 (Þ)	3,060	3,037
19.000% due 01/15/17 (Þ)	1,200	1,146
NRG Energy, Inc. 7.625% due 01/15/18	1,350	1,323
Oasis Petroleum, Inc. 6.500% due 11/01/21	1,190	1,202
Optima Specialty Steel, Inc. 12.500% due 12/15/16 (Þ)	2,030	2,081
Paperworks Industries, Inc. Term Loan 1.000% due 07/12/16	1,410	1,409
1.000% due 07/20/16	4,478	4,478
Pemex Project Funding Master Trust Series REGS 5.500% due 02/24/25	2,100	2,667
Penske Automotive Group, Inc. 7.750% due 12/15/16	1,600	1,656
Pilgrim’s Pride Corp. 7.875% due 12/15/18	2,640	2,515
Pinnacle Entertainment, Inc. 8.750% due 05/15/20	1,898	1,931

Russell Global Opportunistic Credit Fund	89

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250% due 04/01/15	2,000	2,060
Plains Exploration & Production Co. 6.750% due 02/01/22	1,100	1,196
Ply Gem Industries, Inc. 8.250% due 02/15/18	1,130	1,096
Polymer Group, Inc. 7.750% due 02/01/19	1,960	2,073
Prestige Brands, Inc. 8.125% due 02/01/20 (Å)	1,365	1,416
Production Resource Group, Inc. 8.875% due 05/01/19 (Þ)	1,195	1,075
Radiation Therapy Services, Inc. 9.875% due 04/15/17	3,500	2,441
Realogy Corp. 1.000% due 10/15/17	2,770	2,821
Revlon Consumer Products Corp. 9.750% due 11/15/15	2,000	2,140
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125% due 04/15/19 (Þ)	2,400	2,520
7.875% due 08/15/19 (Þ)	398	429
6.875% due 02/15/21 (Þ)	105	109
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 8.625% due 12/01/17 (Þ)	3,231	3,393
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% due 02/01/21	570	589
Sally Holdings LLC / Sally Capital, Inc. 6.875% due 11/15/19 (Þ)	1,485	1,589
Scientific Games Corp. 8.125% due 09/15/18	1,465	1,557
Sealed Air Corp. 8.375% due 09/15/21 (Þ)	425	478
Sealy Mattress Co. 8.250% due 06/15/14	1,560	1,459
ServiceMaster Co. 10.750% due 07/15/15 (Þ)	3,000	3,135
Severstal Columbus LLC 10.250% due 02/15/18	2,000	2,183
Southern Copper Corp. 6.750% due 04/16/40	355	375
Sprint Capital Corp. 6.900% due 05/01/19	3,200	2,728
Sprint Nextel Corp. 11.500% due 11/15/21 (Þ)	627	649
SSI Investments II/SSI Co. - Issuer LLC 11.125% due 06/01/18	1,816	2,007
Stallion Oilfield Holdings, Ltd. 10.500% due 02/15/15	1,695	1,831
Star Gas Partners, LP/Star Gas Finance Co. Series WI 8.875% due 12/01/17	490	488

	Principal Amount ($) or Shares	Market Value $
Stone Energy Corp. 8.625% due 02/01/17	1,220	1,254
Summit Materials LLC / Summit Materials Finance Corp. 10.500% due 01/31/20 (Å)	1,285	1,307
SunGard Data Systems, Inc. Series WI 7.625% due 11/15/20	1,450	1,541
Sunstate Equipment Co. LLC/Sunstate Equipment Co, Inc. 12.000% due 06/15/16 (Þ)	1,460	1,467
Symbion, Inc. 8.000% due 06/15/16	750	705
Tekin Plex, Inc. Term Loan 9.250% due 11/19/15	3,177	2,970
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.500% due 10/01/20 (Þ)	2,475	1,869
Thermadyne Holdings Corp. 9.000% due 12/15/17	3,670	3,854
Tomkins LLC / Tomkins, Inc. 9.000% due 10/01/18	1,835	2,019
TransDigm, Inc. 7.750% due 12/15/18	170	186
TransUnion LLC/TransUnion Financing Corp. 11.375% due 06/15/18	2,190	2,584
Trimas Corp. 9.750% due 12/15/17	1,750	1,916
UCI International, Inc. 8.625% due 02/15/19	1,605	1,623
United Surgical Partners International, Inc. 8.875% due 05/01/17	1,700	1,781
9.250% due 05/01/17	70	71
Univision Communications, Inc. 6.875% due 05/15/19 (Þ)	1,520	1,512
USG Corp. 9.750% due 08/01/14 (Þ)	875	932
6.300% due 11/15/16	395	354
8.375% due 10/15/18 (Þ)	465	458
Valeant Pharmaceuticals International 6.750% due 08/15/21 (Þ)	840	844
7.250% due 07/15/22 (Þ)	1,365	1,382
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc. 8.000% due 02/01/18	1,315	1,377
Vision Holdings Corp. 1.000% due 11/23/16	422	416
Vulcan Materials Co. 7.500% due 06/15/21	1,385	1,513
West Corp. 8.625% due 10/01/18	1,740	1,827
Windstream Corp. 7.500% due 04/01/23	2,120	2,194
WireCo WorldGroup, Inc. 10.000% due 05/15/17 (Þ)	2,250	2,267

90	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WMG Acquisition Corp. 9.500% due 06/15/16	1,465	1,593
9.500% due 06/15/16 (Þ)	75	82
11.500% due 10/01/18 (Þ)	1,660	1,693

		311,462

Uruguay - 0.8%
Uruguay Government International Bond 9.250% due 05/17/17	302	399
8.000% due 11/18/22	2,755	3,752
6.875% due 09/28/25	828	1,070
7.625% due 03/21/36	716	988

		6,209

Venezuela, Bolivarian Republic of - 2.5%
Bogota Distrito Capital 9.750% due 07/26/28	800,000	609
Petroleos de Venezuela SA Series 2014 4.900% due 10/28/14	13,860	11,642
Series 2015 5.000% due 10/28/15	183	140
Series REGS 8.500% due 11/02/17	854	677
Venezuela Government International Bond Series REGS 12.750% due 08/23/22	6,771	6,483

		19,551

Virgin Islands, British - 0.6%
Gold Fields Orogen Holding BVI, Ltd. Series REGS 4.875% due 10/07/20	869	824
Mega Advance Investments, Ltd. 5.000% due 05/12/21 (Þ)	405	419
PCCW-HKT Capital No. 4, Ltd. 4.250% due 02/24/16	835	848
QGOG Atlantic / Alaskan Rigs, Ltd. 5.250% due 07/30/18 (Þ)	1,270	1,290
Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)	1,056	1,033

		4,414

Total Long-Term Investments (cost $719,011)		709,711

Preferred Stocks - 0.2%
United States - 0.2%
Harbinger Group, Inc. (Æ)	2,000	1,904

Total Preferred Stocks (cost $2,000)		1,904

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 9.6%
Brazil - 0.1%
JPMorgan Chase Bank NA 12.750% due 07/10/12	200		1,144

Germany - 0.1%
Deutsche Bank AG/London 10.576% due 12/22/12 (Ê)(Þ)	500		500

Kazakhstan - 0.1%
BTA Bank JSC 12.500% due 01/01/13 (Þ)	783		147
Series REGS 12.500% due 01/01/13	1,348		253

			400

Ukraine - 0.5%
Ukraine Government International Bond Series REGS 6.385% due 06/26/12	4,000		3,985

United States - 8.9%
Citigroup Funding, Inc. 10.000% due 07/18/12 (Å)	200		1,143
1.000% due 07/20/12	510		2,693
Series EMTn 10.000% due 05/11/12	390		2,059
JPMorgan Chase Bank NA Series gmtn Zero coupon due 02/16/12	560		2,987
PT Bakrie & Brothers, TBK Zero coupon due 01/18/13	444		444
Russell U.S. Cash Management Fund	61,639,757	(¥)	61,640

			70,966

Total Short-Term Investments (cost $76,341)			76,995

Total Investments - 98.8% (identified cost $797,352)			788,610

Other Assets and Liabilities, Net - 1.2%			9,619

Net Assets - 100.0%			798,229

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	91

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	2,982	BRL	5,588	02/02/12	216
Deutsche Bank AG	USD	3,154	BRL	5,588	03/02/12	20
Deutsche Bank AG	USD	2,971	CNY	18,925	05/16/12	27
Deutsche Bank AG	BRL	5,588	USD	3,173	02/02/12	(25)
Deutsche Bank AG	CNY	18,925	USD	2,986	05/16/12	(13)
Deutsche Bank AG	EUR	129	USD	166	02/29/12	(3)
Deutsche Bank AG	EUR	418	USD	542	02/29/12	(5)
Deutsche Bank AG	EUR	715	USD	943	02/29/12	8
Deutsche Bank AG	EUR	12,334	USD	15,849	02/29/12	(285)
Deutsche Bank AG	GBP	228	USD	352	02/29/12	(8)
Deutsche Bank AG	GBP	436	USD	672	02/29/12	(14)
State Street Bank & Trust Co.	CHF	42	USD	46	02/06/12	—
State Street Bank & Trust Co.	CHF	862	USD	908	02/06/12	(28)
State Street Bank & Trust Co.	EUR	1,241	USD	1,636	02/06/12	13
State Street Bank & Trust Co.	EUR	1,958	USD	2,502	02/06/12	(59)
State Street Bank & Trust Co.	EUR	2,393	USD	3,091	02/06/12	(39)
State Street Bank & Trust Co.	EUR	51,578	USD	66,196	02/06/12	(1,271)
State Street Bank & Trust Co.	GBP	355	USD	560	02/06/12	1
State Street Bank & Trust Co.	GBP	8,803	USD	13,681	02/06/12	(191)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,656)

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount	Fund Pays Fixed Rate	Termination Date	Market Value $

JPMorgan Emerging Market Bond Index	JPMorgan	USD 10	2 Month LIBOR plus 0.350%	03/06/12	155
Total Appreciation (Depreciation) on Open Index Swaps

Total Market Value of Index Swap Contracts Premiums Paid (Received) (å)					155

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Morgan Stanley	USD	1,960	5.000%	12/20/16	(53)
Dow Jones CDX Index	Morgan Stanley	USD	3,000	5.000%	12/20/16	(81)
Dow Jones CDX Index	Morgan Stanley	USD	6,860	5.000%	12/20/16	(185)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,104) (å)						(319)

See accompanying notes which are an integral part of this quarterly report.

92	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1		Level 2	Level 3	Total

Long-Term Fixed Income Investments
Argentina		$—	$21,521	$—	$21,521
Australia		—	135	—	135
Barbados		—	632	—	632
Belgium		—	2,172	—	2,172
Bermuda		—	4,036	—	4,036
Brazil		—	10,873	1,143	12,016
Canada		—	8,555	—	8,555
Cayman Islands		—	11,334	—	11,334
Chile		—	2,076	—	2,076
Colombia		—	12,055	—	12,055
Croatia		—	2,552	—	2,552
Cyprus		—	537	—	537
Dominican Republic		—	50	—	50
El Salvador		—	3,052	—	3,052
France		—	8,641	—	8,641
Germany		—	12,472	500	12,972
Ghana		—	870	—	870
Hungary		—	2,221	—	2,221
India		—	603	—	603
Indonesia		—	10,133	—	10,133
Iraq		—	9,677	—	9,677
Ireland		—	7,035	—	7,035
Jersey		—	741	—	741
Kazakhstan		—	8,063	—	8,063
Lithuania		—	4,589	—	4,589
Luxembourg		—	29,346	—	29,346
Malaysia		—	15,509	—	15,509
Mexico		—	26,032	—	26,032
Netherlands		—	22,878	—	22,878
Panama		—	11,953	—	11,953
Peru		—	3,695	—	3,695
Philippines		—	8,108	—	8,108
Poland		—	13,845	—	13,845
Puerto Rico		—	1,972	—	1,972
Qatar		—	4,830	—	4,830
Russia		—	24,630	—	24,630
Singapore		—	1,537	—	1,537
South Africa		—	15,630	—	15,630
South Korea		—	928	—	928
Spain		—	6,907	—	6,907
Sweden		—	2,251	—	2,251
Turkey		—	9,735	—	9,735
Ukraine		—	3,308	—	3,308
United Arab Emirates		—	818	—	818
United Kingdom		—	17,895	—	17,895
United States		—	283,465	27,997	311,462
Uruguay		—	6,209	—	6,209
Venezuela, Bolivarian Republic of		—	19,551	—	19,551
Virgin Islands, British		—	4,414	—	4,414
Preferred Stocks		—	—	1,904	1,904
Short-Term Investments		—	76,995	—	76,995

Total Investments	$		$680,471	$108,139	$788,610

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	93

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Other Financial Instruments

Foreign Currency Exchange Contracts	$—	$(1,656)	$—	$(1,656)
Credit Default Swap Contracts	—	(319)	—	(319)
Index Swap Contracts	—	155	—	155

Total Other Financial Instruments*	$—	$(1,820)	$—	$(1,820)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)

Long-Term Fixed Income Investments
Brazil	$1,147	$—	$—	$—	$—
Germany	—	500	—	—	—
United States	31,199	7,644	10,807	(1)	(223)
Preferred Stock	1,910	—	—	—	—

Total Investments	34,256	8,144	10,807	(1)	(223)

Category and Subcategory	Net Transfers Level 3	Net Transfers Level 3	Net change in Unrealized (Depreciation)	Ending 1/31/2012	Change in Unrealized Appreciation/ (Depreciation) on Investments still held as of 1/31/2012

Long-Term Fixed Income Investments
Brazil	$—	$—	$(4)	$1,143	$(4)
Germany	—	—	—	500	—
United States	—	—	185	27,997	174
Preferred Stock	—	—	(6)	1,904	(6)

Total Investments	—	—	175	31,544	164

See accompanying notes which are an integral part of this quarterly report.

94	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 94.8%
Asset-Backed Securities - 7.5%
Aames Mortgage Investment Trust Series 2006-1 Class A3 0.436% due 04/25/36 (Ê)	4,721	3,306
Accredited Mortgage Loan Trust Series 2005-4 Class A2D 0.596% due 12/25/35 (Ê)	1,388	858
ACE Securities Corp. Series 2005-HE2 Class M3 0.756% due 04/25/35 (Ê)	2,365	1,925
Series 2005-HE5 Class M1 0.746% due 08/25/35 (Ê)	829	805
Series 2005-SD3 Class A 0.676% due 08/25/45 (Ê)	565	533
Series 2006-HE2 Class A2C 0.436% due 05/25/36 (Ê)	3,208	1,873
Series 2006-HE4 Class A2A 0.336% due 10/25/36 (Ê)	154	38
Series 2006-OP2 Class A2C 0.426% due 08/25/36 (Ê)	11,298	4,177
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	9,515	9,637
AmeriCredit Automobile Receivables Trust Series 2010-4 Class A2 0.960% due 05/08/14	3,138	3,139
Series 2010-4 Class B 1.990% due 10/08/15	3,505	3,540
Series 2011-3 Class B 2.280% due 06/08/16	6,530	6,544
Series 2012-1 0.447% due 02/08/13	11,735	11,735
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.666% due 11/25/34 (Ê)	3	4
Series 2005-R3 Class A1A 0.476% due 05/25/35 (Ê)	1,277	1,252
Series 2005-R6 Class A2 0.476% due 08/25/35 (Ê)	4,381	4,120
Series 2005-R10 Class A2B 0.496% due 12/25/35 (Ê)	511	478
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.476% due 10/25/35 (Ê)	3,655	3,312
Series 2005-W2 Class A2B2 0.536% due 10/25/35 (Ê)	654	590
Series 2005-W5 Class A2D 0.596% due 01/25/36 (Ê)	7,650	2,772
Asset Backed Funding Certificates Series 2006-HE1 Class A2C 0.436% due 01/25/37 (Ê)	21,085	6,861
Asset Backed Securities Corp. Home Equity Series 2003-HE1 Class M2 3.810% due 01/15/33 (Ê)	1,986	1,797
Series 2004-HE6 Class A1 0.551% due 09/25/34 (Ê)	80	71

	Principal Amount ($) or Shares	Market Value $
Series 2004-HE7 Class M9 3.776% due 10/25/34 (Ê)(Þ)	1,081	201
Series 2005-HE6 Class M3 0.806% due 07/25/35 (Ê)	2,106	1,174
Series 2006-HE3 Class A4 0.446% due 03/25/36 (Ê)	3,429	2,516
Series 2006-HE5 Class A5 0.516% due 07/25/36 (Ê)	8,729	2,972
Bayview Financial Acquisition Trust Series 2004-C Class A1 0.901% due 05/28/44 (Ê)	194	179
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,414
Bear Stearns Asset Backed Securities Trust Series 2006-HE8 Class 2M1 0.606% due 10/25/36 (Ê)	1,829	152
Series 2007-HE5 Class 1A2 0.456% due 06/25/47 (Ê)	3,500	2,547
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.376% due 05/25/37 (Ê)	317	282
Brazos Higher Education Authority Series 2005-3 Class A14 0.684% due 09/25/23 (Ê)	5,394	5,336
Series 2010-1 Class A1 1.406% due 05/25/29 (Ê)	1,744	1,732
Series 2010-1 Class A2 1.706% due 02/25/35 (Ê)	5,000	4,547
Series 2011-1 Class A2 1.306% due 02/25/30 (Ê)	9,000	8,757
Series 2011-2 Class A2 1.410% due 07/25/29 (Ê)	9,200	8,961
CarMax Auto Owner Trust Series 2010-1 Class A3 1.560% due 07/15/14	2,803	2,818
Carrington Mortgage Loan Trust Series 2006-NC1 Class A4 0.586% due 01/25/36 (Ê)	18,100	6,113
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	109
Series 2006-A Class AV4 0.526% due 06/25/36 (Ê)	1,800	995
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	3,105	3,207
CIT Education Loan Trust Series 2007-1 Class A 0.664% due 03/25/42 (Ê)(Þ)	5,332	4,812
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.276% due 10/25/37 (Å)(Ê)	591	586
Series 2007-1 Class 2A2 1.526% due 10/25/37 (Å)(Ê)	2,100	1,587
Series 2007-1 Class 2A3 1.726% due 10/25/37 (Å)(Ê)	3,900	1,663

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citibank Credit Card Issuance Trust Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,793
Citibank Omni Master Trust Series 2009-A8 Class A8 2.390% due 05/16/16 (Ê)(Þ)	6,300	6,333
Citicorp Residential Mortgage Securities, Inc. Series 2007-1 Class A5 6.046% due 03/25/37	954	634
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	665	641
Series 2006-WFH3 Class A3 0.426% due 10/25/36 (Ê)	2,432	2,208
Series 2006-WFH4 Class A3 0.426% due 11/25/36 (Ê)	2,815	2,290
Series 2007-AHL3 Class A3A 0.336% due 07/25/45 (Ê)	893	620
Series 2007-AMC4 Class A2A 0.336% due 05/25/37 (Ê)	353	340
Series 2007-WFH1 Class A3 0.426% due 01/25/37 (Ê)	1,932	1,415
Series 2007-WFH1 Class A4 0.476% due 01/25/37 (Ê)	11,880	5,271
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	368	357
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 08/01/32	3,452	3,676
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	213	224
Series 1997-7 Class A6 6.760% due 07/15/29	492	530
Countrywide Asset-Backed Certificates Series 2004-6 Class 2A5 0.666% due 11/25/34 (Ê)	407	352
Series 2005-4 Class AF3 4.456% due 10/25/35	277	267
Series 2005-6 Class M1 0.766% due 12/25/35 (Ê)	1,168	1,113
Series 2005-7 Class AF3 4.454% due 10/25/35	41	40
Series 2005-11 Class 3AV2 0.566% due 02/25/36 (Ê)	77	77
Series 2005-11 Class 3AV3 0.696% due 02/25/36 (Ê)	2,428	2,364
Series 2005-11 Class MV1 0.746% due 02/25/36 (Ê)	1,946	1,569
Series 2005-12 Class 2A3 5.069% due 02/25/36	592	533
Series 2005-17 Class 4A2A 0.536% due 05/25/36 (Ê)	2,132	1,819
Series 2005-AB1 Class A2 0.486% due 08/25/35 (Ê)	15	15

	Principal Amount ($) or Shares	Market Value $
Series 2006-3 Class 2A2 0.456% due 06/25/36 (Ê)	2,683	2,122
Series 2006-11 Class 1AF3 5.723% due 09/25/46	1,926	976
Series 2006-13 Class 1AF3 5.944% due 01/25/37	3,869	2,430
Series 2006-13 Class 3AV2 0.426% due 01/25/37 (Ê)	3,127	2,148
Series 2006-BC1 Class 2A2 0.456% due 04/25/36 (Ê)	199	185
Series 2006-S1 Class A2 5.549% due 08/25/21	68	59
Series 2007-4 Class A2 5.530% due 09/25/37	3,572	3,074
Series 2007-7 Class 2A1 0.356% due 10/25/47 (Ê)	74	73
Series 2007-12 Class 2A1 0.626% due 08/25/47 (Ê)	2,054	1,925
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.440% due 11/15/36 (Ê)	2,270	1,665
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB6 Class M1 0.976% due 12/25/33 (Ê)	4,986	3,993
Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	757
Series 2007-CB3 Class A1 5.419% due 03/25/37	14,851	5,603
DT Auto Owner Trust Series 2009-1 Class A1 2.980% due 10/15/15 (Þ)	2,532	2,543
Series 2010-1A Class B 2.360% due 04/15/13 (Þ)	3,558	3,560
Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	5,088	5,090
Education Funding Capital Trust I Series 2004-1 Class A2 0.706% due 12/15/22 (Ê)	2,169	2,156
Educational Services of America, Inc. Series 2010-1 Class A1 1.410% due 07/25/23 (Å)(Ê)	2,951	2,897
Equifirst Mortgage Loan Trust Series 2003-2 Class M2 1.976% due 09/25/33 (Ê)	2,582	2,192
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	755
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 6.704% due 12/25/30	487	533
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 0.676% due 04/25/35 (Ê)	2,480	2,389

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-FF4 Class M1 0.706% due 05/25/35 (Ê)	573	430
Series 2005-FF5 Class M1 0.726% due 03/25/35 (Ê)	2,782	2,602
Series 2005-FF10 Class A4 0.596% due 11/25/35 (Ê)	9,178	7,224
Series 2006-FF9 Class M1 0.526% due 06/25/36 (Ê)	8,330	258
Series 2006-FF10 Class A5 0.586% due 07/25/36 (Ê)	1,378	230
Series 2006-FF15 Class A5 0.436% due 11/25/36 (Ê)	5,321	2,141
Series 2007-FF1 Class A2B 0.366% due 01/25/38 (Ê)	15,588	7,647
Series 2007-FF1 Class A2C 0.416% due 01/25/38 (Ê)	15,010	5,617
First NLC Trust Series 2005-2 Class AV2 0.576% due 09/25/35 (Ê)	45	45
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	4,380	4,424
Fremont Home Loan Trust Series 2006-E Class 2A1 0.336% due 01/25/37 (Ê)	34	32
GCO Education Loan Funding Trust Series 2006-1 Class A10L 0.696% due 02/27/28 (Ê)	700	601
Series 2006-1 Class A11L 0.736% due 05/25/36 (Ê)	1,400	1,170
Series 2006-1 Class A8L 0.636% due 05/25/25 (Ê)	5,100	4,677
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	101	101
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	735	538
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	991	694
Goal Capital Funding Trust Series 2010-1 Class A 1.206% due 08/25/48 (Ê)(Þ)	3,152	2,947
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	1,387	1,469
GSAA Trust Series 2006-2 Class 2A3 0.546% due 12/25/35 (Ê)	3,270	2,957
GSAMP Trust Series 2007-FM1 Class A2A 0.346% due 12/25/36 (Ê)	716	471
Series 2007-H1 Class M1 0.616% due 01/25/47 (Ê)	3,621	57
Home Equity Asset Trust Series 2005-5 Class 2A2 0.526% due 11/25/35 (Ê)	127	127

	Principal Amount ($) or Shares	Market Value $
Series 2005-6 Class M1 0.746% due 12/25/35 (Ê)	525	391
Series 2005-7 Class M1 0.726% due 01/25/36 (Ê)	6,285	2,563
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.571% due 01/20/34 (Ê)	1,972	1,785
Series 2006-2 Class A1 0.431% due 03/20/36 (Ê)	3,549	3,278
Series 2007-1 Class AS 0.481% due 03/20/36 (Ê)	3,149	2,688
Series 2007-2 Class A3V 0.501% due 07/20/36 (Ê)	5,360	4,821
Series 2007-3 Class APT 1.481% due 11/20/36 (Ê)	3,715	3,283
HSI Asset Securitization Corp. Trust Series 2007-WF1 Class 2A4 0.526% due 05/25/37 (Ê)	9,069	3,870
Indymac Residential Asset Backed Trust Series 2006-H2 Class A 0.421% due 06/28/36 (Ê)	1,243	542
JP Morgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.406% due 11/25/36 (Ê)	2,777	2,200
Series 2007-CH1 Class MV1 0.506% due 11/25/36 (Ê)	2,374	1,447
Series 2007-CH2 Class AV4 0.426% due 01/25/37 (Ê)	22,370	10,216
Series 2007-HE1 Class AV1 0.336% due 03/25/47 (Ê)	134	111
Series 2007-HE1 Class AV3 0.466% due 03/25/47 (Ê)	9,263	2,972
KnowledgeWorks Foundation Series 2010-1 Class A 1.456% due 02/25/42 (Ê)	1,989	1,923
Lehman XS Trust Series 2006-9 Class A1B 0.436% due 05/25/46 (Ê)	1,772	1,093
Series 2006-13 Class 1A2 0.446% due 09/25/36 (Ê)	1,707	998
Series 2006-19 Class A2 0.446% due 12/25/36 (Ê)	2,593	1,574
Series 2006-4N Class A2A 0.496% due 04/25/46 (Ê)	2,928	1,444
Long Beach Mortgage Loan Trust Series 2002-5 Class M1 1.521% due 11/25/32 (Ê)	2,457	1,739
Series 2004-4 Class 1A1 0.836% due 10/25/34 (Ê)	39	28
Series 2004-4 Class M1 1.176% due 10/25/34 (Ê)	10,600	7,429
Series 2004-6 Class A3 1.576% due 11/25/34 (Ê)	4,284	3,291
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.510% due 04/25/38 (Ê)	3,503	3,497

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Asset Backed Securities Trust Series 2005-WMC1 Class M2 0.726% due 03/25/35 (Ê)	3,850	3,406
Series 2006-AB1 Class A2 0.506% due 02/25/36 (Ê)	6,521	5,572
Series 2007-HE1 Class A1 0.356% due 05/25/37 (Ê)	253	228
Mid-State Trust Series 2010-1 Class M 5.250% due 12/15/45 (Þ)	4,170	4,393
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.456% due 11/26/32 (Ê)	5,454	5,255
MMCA Automobile Trust Series 2012-A Class A1 0.601% due 02/04/13 (Å)	10,790	10,789
Morgan Stanley ABS Capital I Series 2005-HE2 Class M1 0.676% due 01/25/35 (Ê)	2,243	1,648
Series 2006-HE1 Class A3 0.456% due 01/25/36 (Ê)	2,671	2,351
Series 2006-HE2 Class M1 0.606% due 03/25/36 (Ê)	10,623	162
Series 2006-HE2 Class M2 0.626% due 03/25/36 (Ê)	136	—
Series 2006-HE3 Class A2C 0.436% due 04/25/36 (Ê)	1,003	643
Series 2006-HE3 Class M2 0.576% due 04/25/36 (Ê)	1,156	1
Series 2006-HE5 Class A2D 0.526% due 08/25/36 (Ê)	3,650	1,145
Series 2006-NC2 Class A2D 0.566% due 02/25/36 (Ê)	11,837	4,263
Series 2006-WMC2 Class A2FP 0.326% due 07/25/36 (Ê)	55	16
Series 2007-HE5 Class A2C 0.526% due 03/25/37 (Ê)	3,000	900
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.326% due 11/25/36 (Ê)	4	1
Nationstar Home Equity Loan Trust Series 2007-A Class AV4 0.506% due 03/25/37 (Ê)	6,789	3,512
New Century Home Equity Loan Trust Series 2005-A Class A5 5.208% due 08/25/35	2,621	1,376
Nissan Auto Receivables Owner Trust Series 2009-1 Class A3 5.000% due 09/15/14	1,820	1,841
Northstar Education Finance, Inc. Series 2005-1 Class A1 0.653% due 10/28/26 (Ê)	709	700
Series 2007-1 Class A3 0.613% due 01/29/46 (Ê)	4,850	4,332
Series 2007-1 Class A6 Zero coupon due 01/29/46 (Ê)	975	795

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class A8 Zero coupon due 01/29/46 (Ê)	1,525	1,227
Option One Mortgage Loan Trust Series 2005-4 Class A3 0.536% due 11/25/35 (Ê)	180	164
Series 2007-4 Class 2A2 0.456% due 04/25/37 (Ê)	9,970	4,748
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2 Class A1 1.711% due 10/01/35 (Ê)	4,131	4,122
Series 2011-1 Class A3 1.531% due 10/01/37 (Ê)	2,500	2,317
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.976% due 12/25/34 (Ê)	503	487
Series 2004-WWF1 Class M2 0.956% due 12/25/34 (Ê)	6,366	6,039
Series 2005-WHQ2 Class A2D 0.606% due 05/25/35 (Ê)	5,597	5,357
Series 2005-WLL1 Class M1 0.696% due 03/25/35 (Ê)	1,915	1,788
People’s Choice Home Loan Securities Trust Series 2005-3 Class M1 0.776% due 08/25/35 (Ê)	1,388	1,305
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.615% due 01/25/36	1,074	929
Series 2006-C Class A4 0.526% due 07/25/36 (Ê)	14,824	7,669
Series 2006-D Class A3 0.536% due 11/25/46 (Ê)	3,814	1,930
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	815	636
Series 2005-4 Class A3 5.565% due 02/25/36	198	172
Series 2006-1 Class AF3 5.608% due 05/25/36	78	34
Series 2006-1 Class AF6 5.746% due 05/25/36	1,673	763
Series 2006-2 Class AF2 5.762% due 08/25/36	268	182
Series 2007-1 Class AF2 5.512% due 04/25/37	6,125	2,147
Series 2007-2 Class AF2 5.675% due 06/25/37	1,855	752
Series 2007-2 Class AF4 5.906% due 06/25/37	5,423	2,274
Series 2007-2 Class AF6 5.879% due 06/25/37	2,266	981
Series 2007-3 Class AF2 6.998% due 09/25/37	4,352	1,677
Residential Asset Mortgage Products, Inc. Series 2003-RS11 Class AI6A 5.980% due 12/25/33	1,138	1,045

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-RS2 Class A1 0.396% due 05/25/37 (Ê)	51	50
Residential Asset Securities Corp. Series 2001-KS3 Class AII 0.736% due 09/25/31 (Ê)	148	110
Series 2003-KS4 Class AIIB 0.856% due 06/25/33 (Ê)	217	124
Series 2005-AHL1 Class A2 0.546% due 07/25/35 (Ê)	172	170
Series 2005-KS10 Class 1A2 0.526% due 11/25/35 (Ê)	173	165
Series 2005-KS12 Class A2 0.526% due 01/25/36 (Ê)	3,751	3,564
Series 2005-KS12 Class A3 0.596% due 01/25/36 (Ê)	894	641
Series 2006-KS3 Class AI3 0.446% due 04/25/36 (Ê)	299	271
Series 2007-KS1 Class A3 0.426% due 01/25/37 (Ê)	1,838	786
Santander Drive Auto Receivables Trust Series 2010-2 Class A2 0.950% due 08/15/13	2,696	2,697
Series 2010-A Class A2 1.370% due 08/15/13 (Þ)	6,433	6,440
Series 2010-B Class A2 1.010% due 07/15/13 (Þ)	4,277	4,277
Series 2011-2 Class B 2.660% due 01/15/16	2,900	2,917
Series 2011-3 Class B 2.500% due 12/15/15	7,225	7,227
Series 2012-1 Class B 2.720% due 05/16/16	5,375	5,386
Saxon Asset Securities Trust
Series 2003-3 Class M1 1.251% due 12/25/33 (Ê)	1,594	1,134
Series 2005-4 Class A2C 0.526% due 11/25/37 (Ê)	817	781
Securitized Asset Backed Receivables LLC Series 2006-HE1 Class M1 0.576% due 07/25/36 (Ê)	1	—
Series 2007-BR2 Class A2 0.506% due 02/25/37 (Ê)	3,667	1,234
Series 2007-HE1 Class A2A 0.336% due 12/25/36 (Ê)	798	168
Series 2007-NC1 Class A2B 0.426% due 12/25/36 (Ê)	9,135	3,047
SG Mortgage Securities Trust Series 2006-FRE1 Class A2B 0.456% due 02/25/36 (Ê)	6,585	2,982
Series 2006-OPT2 Class A3C 0.426% due 10/25/36 (Ê)	15,160	3,989
SLM Student Loan Trust Series 2003-12 Class A4 0.736% due 12/17/18 (Ê)	1,347	1,346
Series 2006-5 Class A6B 0.680% due 10/25/40 (Ê)	5,100	4,569

	Principal Amount ($) or Shares	Market Value $
Series 2008-2 Class A1 0.860% due 01/25/15 (Ê)	8	8
Series 2008-7 Class A2 1.060% due 10/25/17 (Ê)	31,380	31,284
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	3,605	3,715
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	9,330	9,332
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	585	643
Series 2004-20F Class 1 5.520% due 06/01/24	178	198
Series 2005-20G Class 1 4.750% due 07/01/25	2,380	2,624
Soundview Home Equity Loan Trust Series 2005-CTX1 Class M1 0.696% due 11/25/35 (Ê)	4,121	3,096
Series 2005-DO1 Class M2 0.726% due 05/25/35 (Ê)	954	893
Series 2005-OPT4 Class 2A3 0.536% due 12/25/35 (Ê)	9,898	7,896
Series 2006-EQ2 Class A3 0.436% due 01/25/37 (Ê)	17,529	5,882
Series 2006-OPT5 Class 2A4 0.516% due 07/25/36 (Ê)	3,325	1,087
Series 2006-OPT5 Class M3 0.596% due 07/25/36 (Ê)	1,099	6
Series 2007-OPT1 Class 2A1 0.356% due 06/25/37 (Ê)	673	521
Specialty Underwriting & Residential Finance Series 2005-AB2 Class A1C 0.666% due 06/25/36 (Ê)	2,549	2,262
Series 2005-BC4 Class A2B 0.506% due 09/25/36 (Ê)	424	417
Series 2006-BC3 Class M2 0.566% due 06/25/37 (Ê)	1,485	18
Structured Asset Investment Loan Trust Series 2005-5 Class M1 0.696% due 06/25/35 (Ê)	1,852	1,633
Structured Asset Securities Corp. Series 2005-2XS Class 1A2A 4.510% due 02/25/35	92	91
Series 2005-4XS Class 2A1A 2.020% due 03/25/35 (Ê)	1,929	1,368
Series 2005-GEL1 Class A 0.626% due 12/25/34 (Ê)	92	90
Series 2006-WF2 Class A3 0.426% due 07/25/36 (Ê)	6,175	5,972
Series 2007-BC2 Class A3 0.406% due 03/25/37 (Ê)	5,596	4,087
Series 2007-BC3 Class 2A1 0.336% due 05/25/47 (Ê)	4,266	3,973
US Education Loan Trust LLC Series 2006-1 Class A2 0.657% due 03/01/25 (Ê)(Þ)	1,138	1,103

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.426% due 05/25/36 (Ê)	5,058	2,280
Wells Fargo Home Equity Trust Series 2006-2 Class A4 0.526% due 07/25/36 (Ê)	3,902	1,804
Westchester CLO, Ltd. Zero coupon due 08/01/22 (Þ)	13,456	12,045

		586,752

Corporate Bonds and Notes - 17.8%
ACCO Brands Corp. 10.625% due 03/15/15	3,445	3,824
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,324
Ally Financial, Inc. 4.500% due 02/11/14	1,000	1,000
3.963% due 06/20/14 (Ê)	900	875
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	1,889	2,085
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,535	2,670
Altria Group, Inc. 9.700% due 11/10/18	3,825	5,268
10.200% due 02/06/39	2,580	4,089
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	737
6.000% due 09/13/17	600	696
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	695
American Express Co. 7.000% due 03/19/18	400	491
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,115
American International Group, Inc. 4.250% due 05/15/13	10,300	10,441
5.050% due 10/01/15	400	410
4.875% due 09/15/16	7,160	7,267
5.850% due 01/16/18	8,500	8,863
8.250% due 08/15/18	9,100	10,479
Ameriprise Financial, Inc. 7.518% due 06/01/66 (Ñ)	3,835	3,940
AmerisourceBergen Corp. 5.875% due 09/15/15	2,495	2,864
Amgen, Inc. 6.150% due 06/01/18	5,600	6,695
3.875% due 11/15/21	9,245	9,628
Amsouth Bank Series AI 4.850% due 04/01/13	1,360	1,353
Anadarko Petroleum Corp. 6.375% due 09/15/17	11,960	14,146
8.700% due 03/15/19	2,200	2,882
6.450% due 09/15/36	4,630	5,530

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	3,535	4,176
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15 (Ñ)	5,400	5,883
7.750% due 01/15/19	5,875	7,720
5.375% due 01/15/20	5,400	6,396
Arch Coal, Inc. 8.750% due 08/01/16	610	665
7.000% due 06/15/19 (Þ)	3,370	3,378
Aristotle Holding, Inc. 3.500% due 11/15/16 (Å)	1,750	1,800
4.750% due 11/15/21 (Þ)	3,315	3,508
Arizona Public Service Co. 6.250% due 08/01/16	675	798
8.750% due 03/01/19	1,250	1,599
Ashtead Capital, Inc. 9.000% due 08/15/16 (Þ)	1,950	2,043
AT&T Corp. 8.000% due 11/15/31	2,559	3,720
AT&T, Inc. 2.950% due 05/15/16	8,145	8,629
5.500% due 02/01/18	100	119
6.300% due 01/15/38	1,200	1,463
6.400% due 05/15/38	3,375	4,171
Bank of America Corp. 7.375% due 05/15/14	5,300	5,719
4.750% due 08/01/15	5,235	5,354
3.625% due 03/17/16	875	857
6.500% due 08/01/16	3,500	3,732
5.625% due 10/14/16	7,815	8,079
6.000% due 09/01/17	8,105	8,491
5.750% due 12/01/17	4,095	4,217
5.875% due 01/05/21	1,075	1,104
5.000% due 05/13/21	825	807
5.700% due 01/24/22	5,925	6,137
Bank of America NA Series BKNT 0.826% due 06/15/16 (Ê)	3,100	2,531
0.846% due 06/15/17 (Ê)(Ñ)	4,175	3,115
6.100% due 06/15/17	3,845	3,901
6.000% due 10/15/36	500	470
Barnett Capital III 1.172% due 02/01/27 (Ê)	1,250	851
BB&T Corp. 3.200% due 03/15/16	4,050	4,304
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	8,901	9,604
7.250% due 02/01/18	1,150	1,375
Berkshire Hathaway, Inc. 1.900% due 01/31/17	3,565	3,621
Best Buy Co., Inc. 6.750% due 07/15/13	5,345	5,673
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,669
Boston Scientific Corp. 4.500% due 01/15/15	4,813	5,135

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Braskem America Finance Co. 7.125% due 07/22/41 (Þ)	7,455	7,336
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	168	190
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	160	205
6.750% due 03/15/29	110	141
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	7,700	8,297
Cameron International Corp. 1.459% due 06/02/14 (Ê)	1,500	1,503
Capital One Bank USA NA 8.800% due 07/15/19	1,250	1,512
Capital One Capital III 7.686% due 08/15/36	2,675	2,702
Capital One Financial Corp. 7.375% due 05/23/14	1,964	2,184
Cargill, Inc. 3.250% due 11/15/21 (Þ)	2,995	3,032
Caterpillar, Inc. 0.649% due 05/21/13 (Ê)	5,500	5,517
5.200% due 05/27/41	1,445	1,748
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	3,700	3,434
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Ñ)(Þ)	1,750	1,234
Series REGS 9.125% due 12/01/16	200	141
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,834
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	1,003
CF Industries, Inc. 6.875% due 05/01/18	4,580	5,313
Chase Capital III Series C 1.077% due 03/01/27 (Ê)	2,740	2,056
CHS/Community Health Systems, Inc. 8.875% due 07/15/15 (Ñ)	5,581	5,804
Chubb Corp. (The) 6.375% due 03/29/67	2,450	2,499
Cigna Corp. 2.750% due 11/15/16	2,000	2,025
5.375% due 02/15/42	3,265	3,469
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,000	1,017
7.000% due 05/04/15 (Þ)	715	719
7.000% due 05/02/17 (Þ)	3,720	3,729
6.625% due 04/01/18 (Ñ)(Þ)	3,155	3,376
Citigroup Capital XXI 8.300% due 12/21/57	9,335	9,501
Citigroup, Inc.
5.500% due 04/11/13	7,900	8,199
5.850% due 07/02/13	700	729
2.027% due 01/13/14 (Ê)(Ñ)	2,700	2,648

	Principal Amount ($) or Shares	Market Value $
5.000% due 09/15/14	6,525	6,710
4.750% due 05/19/15	1,400	1,474
4.700% due 05/29/15	350	368
5.300% due 01/07/16	1,325	1,411
5.850% due 08/02/16	1,630	1,762
4.450% due 01/10/17	15,575	16,239
6.000% due 08/15/17	6,000	6,571
6.125% due 11/21/17	6,395	7,036
6.125% due 05/15/18	200	220
8.500% due 05/22/19	500	611
4.500% due 01/14/22	4,850	4,828
1.056% due 08/25/36 (Ê)	2,250	1,262
6.125% due 08/25/36	900	868
8.125% due 07/15/39	1,914	2,502
5.875% due 01/30/42	2,500	2,588
Clearwire Communications LLC/Clearwire Finance, Inc. 12.000% due 12/01/17 (Ñ)(Þ)	3,810	3,086
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	454
Comcast Corp. 5.875% due 02/15/18	300	353
5.700% due 05/15/18	3,230	3,788
6.450% due 03/15/37	300	368
Commonwealth Edison Co. 5.800% due 03/15/18	4,735	5,613
Continental Airlines 2006-1 Class G Pass Through Trust Series 061G 0.879% due 06/02/13 (Ê)	2,931	2,785
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	3,097	3,437
Continental Airlines, Inc. Series 2002-1 Class G2 6.563% due 08/15/13	1,130	1,131
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	398
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,215	1,230
CSC Holdings LLC 8.500% due 04/15/14	4,223	4,698
CVS Caremark Corp. 3.250% due 05/18/15	4,800	5,093
DCP Midstream Operating, LP 3.250% due 10/01/15	4,519	4,567
DDR Corp. 9.625% due 03/15/16	1,565	1,837
7.500% due 04/01/17	3,700	4,167
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	3,271	3,353
Delta Air Lines, Inc. 9.500% due 09/15/14 (Ñ)(Þ)	2,258	2,405

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.550% due 03/15/15	4,890	5,107
3.500% due 03/01/16	4,375	4,568
6.000% due 08/15/40	1,350	1,503
Discover Bank Series BKNT 8.700% due 11/18/19	4,475	5,293
Discover Financial Services 10.250% due 07/15/19	4,735	5,944
Dominion Resources, Inc. Series 06-B 2.879% due 09/30/66 (Ê)	3,370	2,918
Dow Chemical Co. (The) 7.600% due 05/15/14	5,450	6,191
DPL, Inc. 7.250% due 10/15/21 (Þ)	2,940	3,271
Duquesne Light Holdings, Inc. 6.400% due 09/15/20 (Þ)	2,700	2,951
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B 7.670% due 11/08/16 (Ø)	7,845	4,550
E*Trade Financial Corp. 12.500% due 11/30/17	3,791	4,389
Ecolab, Inc. 3.000% due 12/08/16	4,000	4,229
4.350% due 12/08/21	8,140	8,973
5.500% due 12/08/41	5,035	5,802
Edison Mission Energy 7.000% due 05/15/17	8,070	4,681
El Paso Corp. Series GMTN 8.050% due 10/15/30	300	353
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,686
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	5,880	6,567
Energy Transfer Partners, LP 6.700% due 07/01/18	2,575	2,933
9.700% due 03/15/19	1,150	1,454
5.200% due 02/01/22	1,725	1,822
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,507
5.250% due 01/31/20	6,860	7,673
Series A 8.375% due 08/01/66	1,550	1,674
Series B 7.034% due 01/15/68	3,050	3,226
ERP Operating, LP 4.625% due 12/15/21	3,325	3,543
Exelis, Inc. 5.550% due 10/01/21 (Þ)	2,210	2,319
Express Scripts, Inc. 6.250% due 06/15/14	3,645	3,995
7.250% due 06/15/19	3,087	3,747

	Principal Amount ($) or Shares	Market Value $
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	5,625	6,168
Fifth Third Bancorp 3.625% due 01/25/16	4,150	4,326
First Chicago NBD Institutional Capital I 1.097% due 02/01/27 (Ê)	1,250	871
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	1,971
First Union Capital II
Series A 7.950% due 11/15/29	1,265	1,332
Ford Motor Co. 7.125% due 11/15/25	100	108
6.375% due 02/01/29	100	104
Ford Motor Credit Co. LLC 7.000% due 10/01/13	3,000	3,210
7.000% due 04/15/15	300	330
5.875% due 08/02/21	400	437
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	1,250	1,000
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	8,300	8,757
FUEL Trust 3.984% due 06/15/16 (Å)	6,530	6,650
GE Capital Trust I 6.375% due 11/15/67	2,610	2,601
General Electric Capital Corp. 5.900% due 05/13/14	2,040	2,256
5.375% due 10/20/16	1,000	1,136
0.705% due 08/07/18 (Ê)	4,010	3,682
4.375% due 09/16/20	3,100	3,240
5.875% due 01/14/38	8,400	9,190
Series EMTN 0.609% due 03/20/14 (Ê)	2,000	1,964
6.375% due 11/15/67	27,500	27,362
Series GMTN 6.150% due 08/07/37	3,035	3,440
6.875% due 01/10/39	750	931
Series MTNA 0.806% due 09/15/14 (Ê)	4,000	3,887
6.750% due 03/15/32	623	746
General Electric Co. 5.250% due 12/06/17	5,515	6,445
GenOn REMA LLC Series B 9.237% due 07/02/17	3,011	2,891
Genworth Financial, Inc. 6.150% due 11/15/66	5,960	3,814
Georgia-Pacific LLC 8.875% due 05/15/31	5,555	7,716
Gilead Sciences, Inc. 3.050% due 12/01/16	2,705	2,835
4.400% due 12/01/21	6,815	7,377
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,297
Goldman Sachs Group, Inc. (The) 1.553% due 07/29/13 (Ê)	1,700	1,657

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 05/01/14	2,000	2,151
1.020% due 03/22/16 (Ê)	1,300	1,162
5.750% due 10/01/16	1,338	1,442
5.625% due 01/15/17	5,461	5,655
6.250% due 09/01/17	12,400	13,612
7.500% due 02/15/19	5,651	6,414
6.000% due 06/15/20	1,875	1,982
5.750% due 01/24/22	4,500	4,664
6.750% due 10/01/37	7,900	7,823
Great Plains Energy, Inc. 4.850% due 06/01/21	4,940	5,203
HCA, Inc. 8.500% due 04/15/19	3,480	3,863
7.875% due 02/15/20	2,375	2,598
7.250% due 09/15/20	2,920	3,142
HCP, Inc. 6.300% due 09/15/16	2,700	3,054
6.000% due 01/30/17	2,250	2,510
6.700% due 01/30/18	4,000	4,660
5.375% due 02/01/21	1,800	1,989
Health Care REIT, Inc. 4.700% due 09/15/17	5,480	5,738
5.250% due 01/15/22	2,500	2,640
6.500% due 03/15/41	2,000	2,181
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	3,350	3,682
Hewlett-Packard Co. 0.786% due 05/24/13 (Ê)	6,400	6,363
4.750% due 06/02/14	5,195	5,553
2.650% due 06/01/16	4,230	4,289
3.000% due 09/15/16	2,850	2,936
4.650% due 12/09/21	4,495	4,835
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,458
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,793
HSBC Bank USA NA 4.875% due 08/24/20	3,021	2,996
HSBC Finance Corp. 6.676% due 01/15/21	6,975	7,247
Humana, Inc. 6.450% due 06/01/16	1,875	2,119
8.150% due 06/15/38	2,756	3,761
IDEX Corp. 4.500% due 12/15/20	1,360	1,420
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,607	2,718
Intel Corp. 1.950% due 10/01/16	3,300	3,421
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	15,545	16,381
5.750% due 05/15/16	400	394
6.750% due 09/01/16 (Þ)	1,000	1,076
International Paper Co. 4.750% due 02/15/22	2,315	2,502
Ipalco Enterprises, Inc. 5.000% due 05/01/18	1,725	1,701

	Principal Amount ($) or Shares	Market Value $
JC Penney Corp., Inc. 6.375% due 10/15/36	3,355	2,885
JetBlue Airways 2004-2 G-2 Pass Through Trust Series 04-2 0.907% due 11/15/16 (Ê)	4,039	3,231
JP Morgan Chase Capital XIII Series M 1.529% due 09/30/34 (Ê)	6,050	4,330
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	300	302
JP Morgan Chase Capital XXIII 1.457% due 05/15/47 (Ê)	8,880	6,224
JPMorgan Chase & Co. 5.375% due 01/15/14	2,565	2,743
5.150% due 10/01/15	3,950	4,235
6.000% due 01/15/18	8,300	9,410
6.300% due 04/23/19	3,050	3,524
4.625% due 05/10/21	1,105	1,145
4.350% due 08/15/21	2,900	2,958
4.500% due 01/24/22	1,565	1,613
5.400% due 01/06/42	2,555	2,628
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	3,580	3,878
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	262
6.000% due 10/01/17	6,400	7,107
JPMorgan Chase Capital XXI Series U 1.497% due 02/02/37 (Ê)	455	319
Kraft Foods, Inc. 4.125% due 02/09/16	3,995	4,340
6.125% due 02/01/18	1,000	1,194
6.125% due 08/23/18	2,075	2,502
6.500% due 02/09/40	2,300	2,950
Lehman Brothers Holdings, Inc. 6.200% due 09/26/14 (Ø)	1,000	274
6.875% due 05/02/18 (Ø)	1,365	375
7.000% due 09/27/27 (Ø)	1,260	342
Liberty Property, LP 4.750% due 10/01/20	3,975	4,102
Lorillard Tobacco Co. 6.875% due 05/01/20 (Ñ)	7,235	8,351
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	730
MBNA Corp. 6.125% due 03/01/13	2,000	2,067
Medco Health Solutions, Inc. 7.250% due 08/15/13	4,357	4,755
Merrill Lynch & Co., Inc. 5.450% due 02/05/13	7,500	7,718
6.050% due 05/16/16	3,575	3,600
6.400% due 08/28/17	8,355	8,834
6.500% due 07/15/18	100	106
6.875% due 11/15/18	100	108
7.750% due 05/14/38	1,500	1,578

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MetLife Capital Trust X 9.250% due 04/08/38 (Þ)	1,500	1,774
MetLife Global Funding I 3.125% due 01/11/16 (Þ)	5,660	5,832
MetLife, Inc. 6.400% due 12/15/36	500	487
10.750% due 08/01/39	4,440	6,174
Metropolitan Life Global Funding I 5.125% due 04/10/13 (Þ)	3,000	3,144
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,915	2,944
Monsanto Co. 5.125% due 04/15/18	5,000	5,856
Morgan Stanley 5.375% due 10/15/15	7,000	7,206
1.015% due 10/18/16 (Ê)	5,505	4,763
5.750% due 10/18/16	1,500	1,558
5.550% due 04/27/17	2,450	2,509
6.250% due 08/28/17	1,300	1,352
5.950% due 12/28/17	2,350	2,414
6.625% due 04/01/18	12,041	12,688
5.500% due 07/28/21	2,175	2,151
Series GMTN 2.953% due 05/14/13 (Ê)	1,100	1,099
0.883% due 01/09/14 (Ê)	9,885	9,295
5.450% due 01/09/17	2,425	2,482
Mosaic Co. (The) 3.750% due 11/15/21	4,275	4,477
National City Bank Series BKNT 0.904% due 06/07/17 (Ê)	7,200	6,495
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	2,370	2,413
Nationwide Financial Services, Inc. 5.375% due 03/25/21 (Þ)	4,675	4,732
NB Capital Trust IV 8.250% due 04/15/27	3,511	3,467
NBCUniversal Media LLC 4.375% due 04/01/21	4,850	5,266
NCUA Guaranteed Notes Series A4 3.000% due 06/12/19	3,500	3,786
Newfield Exploration Co. 5.750% due 01/30/22	1,400	1,488
News America, Inc. 8.250% due 10/17/96	240	283
Series WI 6.150% due 02/15/41	8,085	9,656
Nextel Communications, Inc. Series C 5.950% due 03/15/14	5,235	5,183
Nielsen Finance LLC / Nielsen Finance Co. 11.500% due 05/01/16	3,700	4,246
NII Capital Corp. 7.625% due 04/01/21	4,510	4,623

	Principal Amount ($) or Shares	Market Value $
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,547
NRG Energy, Inc. 7.625% due 01/15/18	2,695	2,641
8.500% due 06/15/19	1,660	1,668
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,771
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Þ)	7,200	7,500
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,833
O’Reilly Automotive, Inc. 4.625% due 09/15/21	4,140	4,362
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,347
PC Financial Partnership 5.000% due 11/15/14	2,449	2,674
Peabody Energy Corp. 7.875% due 11/01/26	500	536
Petrohawk Energy Corp. 7.250% due 08/15/18	4,460	5,084
Philip Morris International, Inc. 2.500% due 05/16/16	6,120	6,373
5.650% due 05/16/18	1,400	1,697
Plains Exploration & Production Co. 7.625% due 06/01/18	1,250	1,338
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	1,150	1,185
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	421
Progress Energy, Inc. 7.050% due 03/15/19	2,550	3,188
ProLogis, LP 1.875% due 11/15/37	2,550	2,525
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,953
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,831
Series FSA 1.434% due 12/18/17 (Ê)(Þ)	3,500	3,276
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,948
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,503
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955	—
4.875% due 01/02/49 (Ø)	625	—
Qwest Communications International, Inc. 8.000% due 10/01/15	1,175	1,260
Qwest Corp. 7.625% due 06/15/15	1,000	1,138
8.375% due 05/01/16	2,150	2,504
Range Resources Corp. 7.500% due 10/01/17	550	580
7.250% due 05/01/18	800	852

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rensselaer Polytechnic Institute 5.600% due 09/01/20	4,675	5,246
Rockies Express Pipeline LLC 6.850% due 07/15/18 (Þ)	7,095	6,811
Rock-Tenn Co. 5.625% due 03/15/13	373	384
Rohm & Haas Co. 6.000% due 09/15/17	100	115
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000% due 07/15/17 (Þ)	3,450	4,002
Sabine Pass LNG, LP 7.250% due 11/30/13	8,590	8,891
7.500% due 11/30/16	500	521
7.500% due 11/30/16 (Þ)	2,900	2,907
SABMiller Holdings, Inc. 2.450% due 01/15/17 (Å)	3,400	3,473
3.750% due 01/15/22 (Å)	5,950	6,194
Santander Holdings USA, Inc. 4.625% due 04/19/16	1,460	1,426
Sempra Energy 2.000% due 03/15/14	4,180	4,252
Simon Property Group, LP 6.100% due 05/01/16	1,955	2,255
10.350% due 04/01/19	3,840	5,414
5.650% due 02/01/20	2,800	3,308
SLM Corp. 6.250% due 01/25/16	6,250	6,380
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,549
Southern Copper Corp. 6.375% due 07/27/15	1,780	1,977
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.400% due 06/15/21	6,295	6,484
Southern Union Co. 3.564% due 11/01/66 (Ê)	8,940	8,515
Springleaf Finance Corp. 6.900% due 12/15/17	600	465
Steel Dynamics, Inc. 7.750% due 04/15/16	3,450	3,605
SunTrust Banks, Inc. 3.600% due 04/15/16	2,550	2,634
Symetra Financial Corp. 8.300% due 10/15/37 (Þ)	3,430	3,224
TD Ameritrade Holding Corp. 4.150% due 12/01/14	3,665	3,912
Tenet Healthcare Corp. 10.000% due 05/01/18	765	882
8.875% due 07/01/19	1,500	1,697
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,873
8.375% due 06/15/32	1,250	1,552
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.500% due 11/01/16 (Ñ)	6,837	1,931

	Principal Amount ($) or Shares	Market Value $
Textron, Inc. 6.200% due 03/15/15	5,290	5,677
Time Warner Cable, Inc. 6.200% due 07/01/13	5,900	6,334
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	516	692
Timken Co. 6.000% due 09/15/14	2,440	2,639
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,664
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	461	519
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)(Ñ)	3,600	3,240
Union Electric Co. 6.400% due 06/15/17	3,145	3,808
UnitedHealth Group, Inc. 4.875% due 02/15/13	400	416
6.000% due 06/15/17	56	67
6.500% due 06/15/37	675	891
USB Capital IX 3.500% due 10/29/49 (ƒ)	300	224
USB Realty Corp. 1.719% due 12/29/49 (Ê)(ƒ)(Þ)	2,225	1,697
Verizon Communications, Inc. 5.250% due 04/15/13	300	317
3.000% due 04/01/16	4,180	4,444
3.500% due 11/01/21	2,650	2,771
VF Corp. 3.500% due 09/01/21	2,655	2,784
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	2,725	3,239
Wachovia Capital Trust III 5.570% due 03/29/49 (ƒ)	3,897	3,444
Wachovia Corp. 5.625% due 10/15/16	100	111
5.750% due 02/01/18	500	576
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	4,441	4,763
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	3,870	4,285
6.750% due 09/02/19 (Þ)	1,300	1,536
Wells Fargo & Co. Series K 7.980% due 03/29/49 (ƒ)	20,000	21,650
Weyerhaeuser Co. 7.375% due 10/01/19	1,480	1,688
Williams Cos., Inc. (The) 7.875% due 09/01/21	458	579
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	4,245	5,128

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xylem, Inc. 3.550% due 09/20/16 (Þ)	3,225	3,342
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	11,555	10,862
ZFS Finance USA Trust IV 5.875% due 05/09/32 (Þ)	263	256

		1,395,839

International Debt - 8.6%
Abbey National Treasury Services PLC 4.000% due 04/27/16	8,205	7,962
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	8,267	8,606
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,215
American International Group, Inc. 6.765% due 11/15/17 (Þ)	2,094	3,297
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	5,000	5,282
ArcelorMittal 9.000% due 02/15/15 (Ñ)	2,150	2,461
5.250% due 08/05/20	7,145	6,985
AstraZeneca PLC 5.900% due 09/15/17	1,100	1,341
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Ñ)(Þ)	2,700	2,698
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	3,435	3,538
Bakrie Telecom Pte, Ltd. 11.500% due 05/07/15 (Þ)	3,055	1,986
Banco do Estado do Rio Grande do Sul 7.375% due 02/02/22 (Å)	230	236
Banco Santander Brasil SA 4.500% due 04/06/15 (Þ)	300	297
Banco Santander Brazil SA/Cayman Islands 2.659% due 03/18/14 (Ê)(Þ)	1,400	1,336
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	600	631
Bank of India Series REGS 4.750% due 09/30/15	600	584
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	1,100	1,163
2.500% due 01/11/17	5,505	5,592
1.950% due 01/30/17 (Å)	6,800	6,911
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)	1,300	1,151
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	2,900	3,060
Barclays Bank PLC 2.375% due 01/13/14	1,000	996
6.050% due 12/04/17 (Þ)	2,700	2,722
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	600	604
6.500% due 03/10/21 (Þ)	1,200	1,193

	Principal Amount ($) or Shares	Market Value $
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.803% due 04/29/19 (Ê)(Þ)	23,250	21,195
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	600	432
Bolivarian Republic of Venezuela 8.250% due 10/13/24	790	559
BP Capital Markets PLC 3.200% due 03/11/16	2,075	2,206
4.500% due 10/01/20	4,700	5,263
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	500	499
Brazilian Government International Bond 5.625% due 01/07/41	1,000	1,150
BRFkredit A/S 2.050% due 04/15/13 (Þ)	16,500	16,752
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	6,040	6,229
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.682% due 08/03/19 (Å)(Ê)	3,177	3,067
Colombia Government International Bond 6.125% due 01/18/41	1,630	1,956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% due 01/19/17	3,325	3,422
Corp. Andina de Fomento 8.125% due 06/04/19	970	1,186
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,453
6.150% due 10/24/36 (Þ)	100	125
Covidien International Finance SA 4.200% due 06/15/20	2,250	2,492
Credit Suisse AG/Guernsey Series 1 1.147% due 05/29/49 (Ê)(ƒ)	3,595	2,299
Credit Suisse NY 2.200% due 01/14/14	900	902
5.500% due 05/01/14	3,000	3,200
6.000% due 02/15/18	1,380	1,447
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	300	324
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	423
Deutsche Bank AG 6.000% due 09/01/17	4,300	4,917
Dexia Credit Local SA 1.033% due 04/29/14 (Ê)(Þ)	5,300	4,822
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	875	881
9.125% due 01/15/15 (Þ)	6,957	7,027
DNB Boligkreditt AS 2.100% due 10/14/15 (Þ)	9,500	9,496
Eastern and Southern African Trade and Development Bank 6.875% due 01/09/16	2,435	2,230
Eksportfinans ASA 2.375% due 05/25/16	1,000	861

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Electricite De France 5.500% due 01/26/14 (Ñ)(Þ)	1,700	1,820
6.500% due 01/26/19 (Þ)	1,700	1,967
6.950% due 01/26/39 (Þ)	1,400	1,659
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	554
Enel Finance International NV 6.250% due 09/15/17 (Ñ)(Þ)	1,500	1,502
6.000% due 10/07/39 (Þ)	2,850	2,424
ENN Energy Holdings, Ltd. 6.000% due 05/13/21 (Þ)	300	283
Escrow GM Corp 1.000% due 08/15/13 (Þ)	420	160
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	300	323
Federal Home Loan Mortgage Corp. 4.375% due 01/15/14	3,500	4,794
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	600	631
8.146% due 04/11/18 (Þ)	2,600	3,029
Series REGS 9.250% due 04/23/19	2,380	2,922
8.625% due 04/28/34	17,900	22,017
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	1,818	1,973
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13	1,200	1,287
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	300	338
10.500% due 03/25/14	1,100	1,242
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	2,700	2,727
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,230	2,347
Granite Mortgages PLC Series 2004-3 Class 2A1 0.843% due 09/20/44 (Ê)	384	372
Greywolf CLO, Ltd. Series 2007-1A Class A 0.716% due 02/18/21 (Ê)(Þ)	4,418	4,050
Grupo Bimbo SAB de CV 4.500% due 01/25/22 (Å)	3,550	3,623
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	8,728
HSBC Bank USA NA NY Series CLN Zero coupon due 08/15/40	8,130	10,812
HSBC Holdings PLC 6.500% due 05/02/36	700	748
6.500% due 09/15/37	1,200	1,277
6.800% due 06/01/38	1,375	1,543

	Principal Amount ($) or Shares	Market Value $
Hutchison Whampoa International 09, Ltd. Series REGS 7.625% due 04/09/19	2,800	3,427
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Å)	7,645	7,688
ING Bank NV 1.596% due 03/15/13 (Ê)(Þ)	8,100	7,993
2.375% due 06/09/14 (Þ)	4,500	4,449
2.500% due 01/14/16 (Þ)	8,100	8,107
Intelsat Jackson Holdings SA 9.500% due 06/15/16	5,595	5,875
7.250% due 04/01/19 (Þ)	3,750	3,918
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	6,660	6,743
6.875% due 11/01/41 (Þ)	2,365	2,436
Israel Government AID Bond 5.500% due 09/18/23	3,400	4,382
5.500% due 09/18/33	6,000	7,907
Jasper CLO, Ltd. Series 2005-1A Class A 0.817% due 08/01/17 (Ê)(Þ)	10,757	9,966
JPMorgan Chase & Co. 1.654% due 09/26/13 (Ê)	300	389
Kansas City Southern de Mexico SA de CV 6.625% due 12/15/20	1,425	1,553
Kinross Gold Corp. 6.875% due 09/01/41 (Þ)	1,415	1,502
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	485	500
Korea Gas Corp. 6.250% due 01/20/42 (Å)	1,400	1,470
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	300	207
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	8,700	8,004
Majapahit Holding BV Series REGS 7.750% due 10/17/16	900	1,033
Mexico Government International Bond 6.050% due 01/11/40	1,380	1,668
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	4,985	5,078
Monument Park CDO, Ltd. Series 2004-1A Class A1 1.111% due 01/20/16 (Ê)(Þ)	1,033	1,013
Morgan Stanley 1.807% due 03/01/13 (Ê)	2,500	3,213
Series GMTN 1.651% due 01/16/17 (Ê)	300	329
5.750% due 02/14/17	200	323
MTS International Funding, Ltd. Series REGS 8.625% due 06/22/20	200	226
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	4,050	4,209
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	6,725	7,014

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nationwide Building Society 6.250% due 02/25/20 (Þ)	2,600	2,659
Newcrest Finance Pty, Ltd. 4.450% due 11/15/21 (Þ)	3,600	3,641
Nexen, Inc. 6.400% due 05/15/37	290	327
7.500% due 07/30/39	3,700	4,693
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	634
Nokia OYJ 5.375% due 05/15/19	2,550	2,591
Nordea Bank AB 2.125% due 01/14/14 (Þ)	400	398
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Þ)	11,525	11,598
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,525	1,654
North American Development Bank 4.375% due 02/11/20	5,900	6,653
Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	400	411
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,666	1,731
OGX Petroleo e Gas Participacoes SA 8.500% due 06/01/18 (Þ)	3,905	4,034
Panama Government International Bond 7.250% due 03/15/15	300	347
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	3,650	3,960
Pernod-Ricard SA 2.950% due 01/15/17 (Å)	13,050	13,285
5.500% due 01/15/42 (Å)	2,880	3,028
Perusahaan Penerbit SBSN 4.000% due 11/21/18 (Þ)	500	504
Petrobras International Finance Co.-Pifco 3.875% due 01/27/16	4,000	4,095
5.875% due 03/01/18	700	768
8.375% due 12/10/18	400	491
5.750% due 01/20/20	320	343
5.375% due 01/27/21	4,270	4,475
Petroleos de Venezuela SA Series REGS 8.500% due 11/02/17	1,960	1,553
Petroleos Mexicanos 8.000% due 05/03/19	4,400	5,500
4.875% due 01/24/22 (Å)(Ñ)	980	1,011
Series WI 6.500% due 06/02/41	1,015	1,122
PPL WEM Holdings PLC 5.375% due 05/01/21 (Þ)	2,720	2,940
Province of Ontario Canada 1.375% due 01/27/14	1,700	1,720
3.000% due 07/16/18	500	531
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Þ)	2,610	2,782
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	6,820	7,460

	Principal Amount ($) or Shares	Market Value $
4.500% due 01/20/22 (Ñ)(Þ)	3,035	3,126
5.750% due 01/20/42 (Þ)	3,545	3,766
QBE Capital Funding III, Ltd. 7.250% due 05/24/41 (Þ)	3,000	2,653
Qtel International Finance, Ltd. 5.000% due 10/19/25 (Þ)	4,710	4,745
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	4,042	5,002
Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,774
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	661	709
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	320
Reliance Industries, Ltd. 10.250% due 01/15/97 (Þ)	1,000	1,045
Republic of Venezuela 7.750% due 10/13/19	2,220	1,687
RESI Finance, LP Series 2003-D Class B3 1.596% due 12/10/35 (Ê)(Þ)	1,248	944
Series 2003-D Class B4 1.796% due 12/10/35 (Ê)(Þ)	1,452	1,061
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 6.046% due 12/10/35 (Ê)(Þ)	1,452	1,021
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	600	613
Rio Tinto Finance USA, Ltd. 3.750% due 09/20/21	4,125	4,423
Romanian Government Internation Bond 6.750% due 02/07/22	3,186	3,158
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)	2,300	1,978
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	5,500	5,452
4.875% due 08/25/14 (Þ)	4,075	4,115
1.316% due 09/29/15 (Ê)	100	80
1.352% due 10/14/16 (Ê)	100	77
Russian Foreign Bond - Eurobond Series REGS 3.625% due 04/29/15	200	204
5.000% due 04/29/20	100	105
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	5,830	5,434
SMART Trust Series 2011-1USA Class A2A 1.180% due 04/14/13 (Þ)	3,465	3,465
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	7,420	7,520
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	1,800	1,723
Societe Generale SA 1.631% due 04/11/14 (Ê)(Þ)	300	283

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	8,800	8,759
2.625% due 05/27/16 (Þ)	4,500	4,555
Standard Chartered PLC 5.500% due 11/18/14 (Þ)	500	533
Statoil ASA 1.800% due 11/23/16 (Ñ)	1,660	1,698
3.150% due 01/23/22	4,725	4,933
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Þ)	1,200	1,214
Suncor Energy, Inc. 5.950% due 12/01/34	2,025	2,435
Teck Resources, Ltd. 10.750% due 05/15/19	2,825	3,453
Telecom Italia Capital SA 5.250% due 10/01/15	1,855	1,792
Telefonica Emisiones SAU 2.582% due 04/26/13	3,345	3,309
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	5,880	6,425
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	1,200	1,302
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	2,270	2,497
Total Capital SA 4.450% due 06/24/20	2,600	2,949
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	3,210
Transocean, Inc. 5.050% due 12/15/16	5,410	5,797
6.000% due 03/15/18	1,475	1,591
6.500% due 11/15/20	9,084	10,060
6.375% due 12/15/21	3,685	4,179
7.350% due 12/15/41	5,655	6,808
Tyco Electronics Group SA 6.550% due 10/01/17	2,945	3,487
3.500% due 02/03/22	2,555	2,545
UBM PLC 5.750% due 11/03/20 (Þ)	4,715	4,713
UBS AG 5.850% due 12/31/17 (Þ)	4,690	1,292
Series BKNT 5.875% due 12/20/17	2,000	2,240
5.750% due 04/25/18	300	336
Series FRN 1.553% due 01/28/14 (Ê)	1,000	979
Vale Overseas, Ltd. 6.250% due 01/23/17	200	229
6.875% due 11/21/36	200	235
Venezuela Government International Bond 9.000% due 05/07/23	570	428
9.250% due 05/07/28	210	155
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 6.493% due 02/02/16 (Þ)	1,860	1,846
7.748% due 02/02/21 (Þ)	1,790	1,727

	Principal Amount ($) or Shares	Market Value $
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	1,950	2,203
Volcan Cia Minera SAA 5.375% due 02/02/22 (Å)	1,900	1,915
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	6,299	6,738
Weatherford International, Ltd. 9.625% due 03/01/19 (Þ)	3,315	4,441
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	9,600	10,239
Willis Group Holdings PLC 4.125% due 03/15/16	2,980	3,049
WPP Finance UK 8.000% due 09/15/14	5,895	6,644

		672,798

Loan Agreements - 0.3%
Adam Aircraft Industries, Inc. Term Loan 15.130% due 05/23/12 (Å)	760	7
Caesars Entertainment Operating Co., Inc. Term Loan B2 3.276% due 01/28/15 (Ê)	4,000	3,617
Chrysler Group LLC Term Loan 6.000% due 05/24/17 (Ê)	7,740	7,572
HCA, Inc. Extended Term Loan B3 3.520% due 05/01/18	5,448	5,319
Newsday LLC Term Loan B 10.500% due 08/01/13	2,775	2,855
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.795% due 10/10/17 (Ê)	5,077	3,129

		22,499

Mortgage-Backed Securities - 39.8%
Adjustable Rate Mortgage Trust Series 2006-1 Class 2A1 3.188% due 03/25/36	1,090	562
Series 2007-1 Class 1A1 2.939% due 03/25/37	5,196	2,522
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.466% due 08/25/37 (Ê)	8,357	5,783
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.746% due 02/25/45 (Ê)	621	472
Series 2005-2 Class 5A3 5.077% due 09/25/35	753	761
Banc of America Alternative Loan Trust Series 2005-5 Class 2CB1 6.000% due 06/25/35	626	450
Series 2006-6 Class CB6 6.000% due 06/25/46	1,174	192
Banc of America Funding Corp. Series 2005-D Class A1 2.682% due 05/25/35 (Ê)	811	775

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-F Class 1A2 0.631% due 09/20/35 (Ê)	261	65
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	4,325
Series 2006-A Class 4A1 5.434% due 02/20/36 (Ê)	2,894	2,131
Series 2006-D Class 1A2 0.561% due 05/20/36 (Ê)	39,000	6,987
Series 2006-F Class 1A2 2.736% due 07/20/36 (Ê)	215	47
Series 2006-G Class 2A3 0.451% due 07/20/36 (Ê)	6,977	6,699
Series 2006-H Class 4A4 5.955% due 09/20/46	827	58
Series 2006-I Class 5A1 5.965% due 10/20/46 (Ê)	9,280	7,163
Series 2006-J Class 4A1 5.745% due 01/20/47	808	524
Series 2007-2 Class TA1B 5.806% due 03/25/37	295	199
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	421	421
Series 2002-PB2 Class C 6.349% due 06/11/35	100	100
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	440	445
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	1,626	1,697
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	1,336	1,394
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	433	458
Series 2005-1 Class A3 4.877% due 11/10/42	1,227	1,226
Series 2005-1 Class A4 5.237% due 11/10/42	2,495	2,579
Series 2005-2 Class A4 4.783% due 07/10/43	338	338
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,283
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,728
Series 2006-3 Class A4 5.889% due 07/10/44	7,720	8,653
Series 2006-4 Class A4 5.634% due 07/10/46	3,640	4,089
Series 2006-6 Class A4 5.356% due 10/10/45	840	921
Series 2007-2 Class A4 5.807% due 04/10/49	4,700	5,216
Series 2008-1 Class A4 6.395% due 02/10/51	6,605	7,569
Series 2008-1 Class B 6.438% due 02/10/51 (Þ)	1,562	1,023

	Principal Amount ($) or Shares	Market Value $
Series 2008-1 Class C 6.438% due 02/10/51 (Þ)	1,507	927
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	27	28
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,551	1,585
Series 2004-D Class 1A1 2.748% due 05/25/34 (Ê)	52	45
Series 2004-F Class 1A1 2.748% due 07/25/34 (Ê)	732	663
Series 2004-I Class 2A2 2.753% due 10/25/34 (Ê)	148	132
Series 2004-L Class 2A1 2.931% due 01/25/35 (Ê)	2,576	2,159
Series 2005-H Class 2A5 2.754% due 09/25/35 (Ê)	3,300	2,507
Series 2005-I Class 2A2 2.732% due 10/25/35 (Ê)	1,995	362
Series 2005-I Class 4A1 5.146% due 10/25/35 (Ê)	1,678	1,526
Series 2006-2 Class A12 6.000% due 07/25/46	92	77
Series 2006-B Class 1A1 2.299% due 10/20/46 (Ê)	907	395
Series 2007-1 Class 1A16 5.625% due 03/25/37	1,539	1,445
Series 2007-1 Class 1A26 6.000% due 03/25/37	1,115	1,001
Bcap LLC 2011 RR4 II Series 2011-RR4 Class 7A2 11.236% due 04/26/37 (Þ)	5,371	1,423
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.888% due 02/25/33	8	6
Series 2003-1 Class 6A1 2.691% due 04/25/33	38	34
Series 2003-8 Class 4A1 2.850% due 01/25/34	238	226
Series 2004-3 Class 1A1 2.828% due 07/25/34 (Ê)	684	510
Series 2004-8 Class 2A1 2.732% due 11/25/34	2,326	1,871
Series 2004-9 Class 22A1 3.207% due 11/25/34 (Ê)	412	394
Series 2004-10 Class 12A3 2.784% due 01/25/35	7,063	5,658
Series 2004-10 Class 22A1 2.825% due 01/25/35	436	361
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	8,360	7,825
Series 2005-2 Class A2 3.078% due 03/25/35 (Ê)	1,163	1,095
Series 2005-5 Class A2 2.250% due 08/25/35 (Ê)	2,082	1,774

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-10 Class A3 2.704% due 10/25/35 (Ê)	8,583	6,871
Series 2005-12 Class 13A1 5.397% due 02/25/36	451	386
Series 2007-1 Class 3A2 5.319% due 02/25/47	1,530	161
Series 2007-3 Class 1A1 5.059% due 05/25/47	3,201	2,024
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.605% due 05/25/35	1,409	1,039
Series 2005-5 Class 21A1 2.531% due 07/25/35	3,241	2,365
Series 2005-7 Class 22A1 2.807% due 09/25/35	952	599
Bear Stearns Asset Backed Securities Trust Series 2005-AC9 Class A3 0.626% due 12/25/35 (Ê)	7,092	3,545
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A4B 4.943% due 09/11/42	495	510
Series 2005-T20 Class A4A 5.299% due 10/12/42	9,036	10,088
Series 2006-PW11 Class A1 5.266% due 03/11/39	685	684
Series 2006-PW11 Class A4 5.619% due 03/11/39	5,570	6,257
Series 2006-PW13 Class A4 5.540% due 09/11/41	10,863	12,318
Series 2006-PW14 Class A4 5.201% due 12/11/38	2,800	3,126
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	107
Series 2007-PW16 Class A4 5.904% due 06/11/40	5,198	5,873
Series 2007-PW17 Class A4 5.694% due 06/11/50	13,110	14,784
Series 2007-T26 Class A4 5.471% due 01/12/45	400	457
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.580% due 01/26/36	2,026	1,190
Series 2007-R6 Class 2A1 3.230% due 12/26/46	1,791	1,057
Chase Commercial Mortgage Securities Corp. Series 1997-1 Class F 7.370% due 06/19/29 (Þ)	384	388
Chase Mortgage Finance Corp. Series 2007-A1 Class 11M1 2.502% due 03/25/37 (Ê)	744	520
Series 2007-A1 Class 2A1 2.757% due 02/25/37	767	730
Series 2007-A1 Class 3A1 2.760% due 02/25/37	480	414

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class 4A1 2.746% due 02/25/37	217	201
Series 2007-A1 Class 5A1 2.757% due 02/25/37	860	743
Series 2007-A1 Class 7A1 2.748% due 02/25/37	252	242
Series 2007-A1 Class 8A1 2.739% due 02/25/37	2,332	2,351
Citicorp Mortgage Securities, Inc. Series 2005-7 Class 1A1 5.500% due 10/25/35	1,100	1,107
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,702	2,412
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	2,146	2,429
Series 2007-C6 Class A4 5.885% due 12/10/49	3,155	3,602
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	211	224
Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	212	179
Series 2006-AR6 Class 1A1 5.881% due 08/25/36	1,491	1,242
Series 2006-AR7 Class 1A4A 5.253% due 11/25/36	6,160	3,991
Series 2007-6 Class 1A4A 5.576% due 03/25/37	2,110	1,024
Series 2007-10 Class 2A3A 5.912% due 09/25/37	1,204	736
Series 2007-10 Class 2A4A 6.118% due 09/25/37 (Ê)	226	151
Series 2007-AR4 Class 1A1A 5.782% due 03/25/37	1,579	1,300
Series 2007-AR8 Class 2A1A 5.173% due 07/25/37	2,679	1,748
Series 2008-RR1 Class A1A1 0.346% due 01/25/37 (Ê)(Þ)	184	98
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.399% due 07/15/44	5,180	5,767
Series 2007-CD4 Class A4 5.322% due 12/11/49	4,030	4,392
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	425	442
Commercial Mortgage Asset Trust Series 1999-C1 Class C 7.350% due 01/17/32	385	417
Series 1999-C1 Class D 7.350% due 01/17/32	1,675	1,816
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	3,825	3,929

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-C7 Class A2 5.690% due 06/10/46	19	19
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,555
Series 2007-C9 Class A4 6.007% due 12/10/49	6,771	7,755
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,139
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	4,680	4,809
Countrywide Alternative Loan Trust Series 2003-20CB Class 1A2 5.500% due 10/25/33	341	353
Series 2004-28CB Class 6A1 6.000% due 01/25/35	501	477
Series 2005-16 Class A1 1.842% due 06/25/35 (Ê)	2,528	1,499
Series 2005-38 Class A1 1.697% due 09/25/35 (Ê)	1,034	600
Series 2005-51 Class 4A1 0.601% due 11/20/35 (Ê)	480	256
Series 2005-58 Class A2 0.671% due 12/20/35 (Ê)	1,354	314
Series 2005-59 Class 1A1 0.611% due 11/20/35 (Ê)	2,259	1,213
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,121	965
Series 2005-32T1 Class A7 0.526% due 08/25/35 (Ê)	45	45
Series 2005-48T1 Class A6 5.500% due 11/25/35	9,685	6,151
Series 2005-85CB Class 2A2 5.500% due 02/25/36	26	18
Series 2006-6CB Class 1A10 5.500% due 05/25/36	247	166
Series 2006-23CB Class 1A6 6.000% due 08/25/36	2,172	1,551
Series 2006-24CB Class A1 6.000% due 06/25/36	678	565
Series 2006-36T2 Class 1A9 1.176% due 12/25/36 (Ê)	2,369	1,100
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	2,336	1,446
Series 2006-OA2 Class A5 0.511% due 05/20/46 (Ê)	103	41
Series 2006-OA6 Class 1A3 0.546% due 07/25/46 (Ê)	1,004	328
Series 2006-OA16 Class A2 0.466% due 10/25/46 (Ê)	17,367	9,602
Series 2006-OA21 Class A1 0.471% due 03/20/47 (Ê)	1,902	859
Series 2007-11T1 Class A21 6.000% due 05/25/37	898	576
Series 2007-15CB Class A5 5.750% due 07/25/37	638	450
Series 2007-15CB Class A7 6.000% due 07/25/37	2,348	1,717

	Principal Amount ($) or Shares	Market Value $
Series 2007-J2 Class 2A1 6.000% due 07/25/37	18,443	14,195
Series 2007-OA4 Class A1 0.446% due 05/25/47 (Ê)	3,363	1,911
Series 2007-OA6 Class A1B 0.476% due 06/25/37 (Ê)	1,480	835
Series 2007-OA11 Class A1A 1.577% due 11/25/47 (Ê)	6,835	3,118
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 2.667% due 02/19/34	1,373	1,196
Series 2004-22 Class A3 2.751% due 11/25/34	1,637	1,215
Series 2004-HYB6 Class A2 2.715% due 11/20/34	1,222	938
Series 2004-HYB9 Class 1A1 2.774% due 02/20/35	2,755	2,179
Series 2004-J9 Class 2A1 5.250% due 01/25/35	349	348
Series 2005-11 Class 5A1 0.576% due 03/25/35 (Ê)	41	24
Series 2005-27 Class 2A1 5.500% due 12/25/35	4,762	3,714
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	301	204
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	209	215
Series 2006-1 Class A2 6.000% due 03/25/36	1,102	853
Series 2006-1 Class A3 6.000% due 03/25/36	284	47
Series 2006-13 Class 1A23 6.250% due 09/25/36	97	34
Series 2006-21 Class A8 5.750% due 02/25/37	5,080	4,078
Series 2007-1 Class A1 6.000% due 03/25/37	10,398	8,346
Series 2007-4 Class 1A10 6.000% due 05/25/37	10,768	8,522
Series 2007-9 Class A11 5.750% due 07/25/37	1,900	1,619
Series 2007-10 Class A5 6.000% due 07/25/37	4,413	3,487
Series 2007-14 Class A19 6.000% due 09/25/37	4,558	4,088
Series 2007-14 Class A6 6.000% due 09/25/37	863	788
Series 2007-15 Class 2A2 6.500% due 09/25/37	619	492
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-30 Class DB1 2.148% due 11/25/32	575	574
Series 2002-CKN2 Class C1 6.376% due 04/15/37	945	944

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-CKS4 Class B 5.333% due 11/15/36	2,525	2,530
Series 2002-CP3 Class A3 5.603% due 07/15/35	5,995	6,040
Series 2002-CP3 Class C 5.510% due 07/15/35	3,770	3,784
Series 2003-CPN1 Class A2 4.597% due 03/15/35	432	441
Series 2004-1 Class 3A1 7.000% due 02/25/34	36	37
Series 2005-9 Class 2A1 5.500% due 10/25/35	4,614	4,249
Series 2005-C2 Class A3 4.691% due 04/15/37	1,342	1,402
Series 2005-C4 Class A3 5.120% due 08/15/38	532	536
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	5,194	4,101
Series 2006-C3 Class AJ 6.009% due 06/15/38	1,372	1,129
Series 2006-C3 Class B 6.009% due 06/15/38	2,153	1,553
Series 2006-C5 Class A3 5.311% due 12/15/39	6,965	7,611
Series 2006-TF2A Class D 0.585% due 10/15/21 (Ê)(Þ)	724	646
Series 2007-2 Class 3A4 5.500% due 03/25/37	5,000	4,263
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,518
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	3,265	3,691
DBUBS Mortgage Trust Series 2011-LC3A Class A2 3.642% due 08/10/44	3,425	3,663
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	331	324
Series 2007-AR3 Class 2A4 0.626% due 06/25/37 (Ê)	5,000	919
Series 2007-OA1 Class A1 0.426% due 02/25/47 (Ê)	6,031	2,926
Series 2007-OA2 Class A1 0.967% due 04/25/47 (Ê)	14,067	8,570
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1 Class 2A1A 1.137% due 04/19/47 (Ê)	1,488	852
Fannie Mae 5.500% due 2014	26	28
6.500% due 2015	2	2
5.000% due 2016	83	90
6.000% due 2016	79	85
8.000% due 2016	4	4

	Principal Amount ($) or Shares	Market Value $
11.000% due 2016	30	34
5.000% due 2017	324	349
5.500% due 2017	158	172
6.000% due 2017	124	133
6.500% due 2017	114	125
7.000% due 2017	8	9
8.000% due 2017	19	20
2.800% due 2018	4,921	5,178
3.740% due 2018	2,974	3,260
3.840% due 2018	3,480	3,833
4.000% due 2018	7,458	7,963
4.500% due 2018	815	890
5.000% due 2018	124	135
5.500% due 2018	83	91
6.500% due 2018	81	91
7.000% due 2018	52	58
10.000% due 2018	11	12
4.506% due 2019	9,000	10,172
5.000% due 2019	604	658
6.500% due 2019	44	50
3.416% due 2020 (Ê)	2,370	2,551
3.632% due 2020 (Ê)	1,778	1,937
3.763% due 2020	17,987	19,733
4.000% due 2020	29	31
4.250% due 2020	7,543	8,447
6.500% due 2020	19	21
8.000% due 2020	3	3
5.500% due 2021	418	457
5.500% due 2022	2,559	2,785
6.500% due 2022	26	29
5.500% due 2023	3,578	3,914
4.000% due 2024	1,291	1,370
5.000% due 2024	444	480
5.500% due 2024	2,444	2,660
7.500% due 2024	2	2
8.000% due 2024	39	47
10.000% due 2024	7	8
2.342% due 2025 (Ê)	13	14
4.000% due 2025	8,636	9,158
4.500% due 2025	256	276
5.500% due 2025	14,659	15,968
7.000% due 2025	1	1
2.396% due 2026 (Ê)	207	219
3.500% due 2026	40,771	43,443
4.000% due 2026	1,279	1,359
6.000% due 2026	654	720
7.000% due 2026	75	87
9.000% due 2026	14	16
6.000% due 2027	2,060	2,269
7.000% due 2027	3	4
7.500% due 2027	15	16
6.500% due 2028	129	148
7.000% due 2028	176	204
4.500% due 2029	7,567	8,101
5.000% due 2029	20	21
5.500% due 2029	—	—
6.500% due 2029	296	340

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2029	1,011	1,181
7.500% due 2029	48	58
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	143	164
7.000% due 2030	380	436
7.500% due 2030	198	224
8.000% due 2030	205	248
8.500% due 2030	120	139
9.500% due 2030	58	70
6.500% due 2031	248	284
7.000% due 2031	874	1,023
7.500% due 2031	331	388
8.000% due 2031	380	443
8.500% due 2031	226	268
6.500% due 2032	653	748
7.000% due 2032	2,154	2,523
7.500% due 2032	200	235
8.000% due 2032	14	17
8.500% due 2032	25	31
2.282% due 2033 (Ê)	194	203
2.324% due 2033 (Ê)	4	4
2.418% due 2033 (Ê)	795	841
2.454% due 2033 (Ê)	45	47
2.465% due 2033 (Ê)	376	392
2.625% due 2033 (Ê)	10	10
4.500% due 2033	227	243
5.000% due 2033	142	155
5.500% due 2033	36	39
6.500% due 2033	551	628
7.000% due 2033	799	922
2.322% due 2034 (Ê)	1,000	1,054
2.452% due 2034 (Ê)	438	459
2.470% due 2034 (Ê)	181	192
2.475% due 2034 (Ê)	912	963
5.000% due 2034	796	861
5.500% due 2034	6,434	7,029
6.000% due 2034	52	58
6.500% due 2034	680	772
7.000% due 2034	257	297
2.147% due 2035 (Ê)	367	384
2.183% due 2035 (Ê)	614	641
2.185% due 2035 (Ê)	1,000	1,045
2.284% due 2035 (Ê)	699	738
2.360% due 2035 (Ê)	900	953
2.375% due 2035 (Ê)	928	983
2.380% due 2035 (Ê)	1,514	1,593
2.590% due 2035 (Ê)	1,878	1,991
5.000% due 2035	58	63
5.030% due 2035 (Ê)	195	209
5.184% due 2035 (Ê)	136	143
5.500% due 2035	2,768	3,022
6.000% due 2035	2,436	2,715
6.500% due 2035	48	55
7.000% due 2035	210	242
7.500% due 2035	697	837
3.987% due 2036 (Ê)	201	214
4.000% due 2036	2,798	2,965

	Principal Amount ($) or Shares	Market Value $
5.500% due 2036	5,526	5,989
6.000% due 2036	4,594	5,061
6.305% due 2036 (Ê)	25	27
6.500% due 2036	190	215
7.000% due 2036	375	432
5.500% due 2037	27,631	30,077
6.000% due 2037	1,551	1,711
5.500% due 2038	1,646	1,797
6.000% due 2038	1,237	1,366
4.000% due 2039	2,520	2,681
4.500% due 2039	8,824	9,610
5.500% due 2039	27	30
6.000% due 2039	1,797	2,009
1.608% due 2040 (Ê)	204	207
4.000% due 2040	34,177	36,232
4.500% due 2040	11,758	12,580
3.500% due 2041	28,000	29,121
4.000% due 2041	163,285	173,315
4.500% due 2041	30,801	32,961
5.000% due 2041	50,937	55,121
4.000% due 2042	9,846	10,472
1.408% due 2043 (Ê)	126	127
15 Year TBA (Ï) 3.000%	182,500	189,922
3.500%	26,615	28,000
4.000%	2,000	2,120
5.500%	5,500	5,978
30 Year TBA (Ï) 3.500%	91,280	94,831
4.000%	38,800	40,984
4.500%	117,705	125,765
5.000%	72,435	78,218
5.500%	28,625	31,161
6.000%	30,375	33,397
6.500%	8,000	8,943
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	36	9
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	37	8
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	57	12
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	19	3
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	1,214	104
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	3,773	287
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,074	152

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	54	59
Series 2001-T4 Class A1 7.500% due 07/25/41	2,525	2,972
Series 2001-T8 Class A2 9.500% due 07/25/41	149	172
Series 2001-T10 Class A2 7.500% due 12/25/41	5,615	6,549
Series 2002-T19 Class A1 6.500% due 07/25/42	438	501
Series 2004-T1 Class 1A2 6.500% due 01/25/44	24	27
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	168	190
Series 1997-68 Class SC 8.188% due 05/18/27 (Ê)	49	13
Series 1999-56 Class Z 7.000% due 12/18/29	666	759
Series 2001-4 Class SA 7.260% due 02/17/31 (Ê)	65	8
Series 2002-57 Class PG 5.500% due 09/25/17	3,580	3,840
Series 2003-25 Class IK 7.000% due 04/25/33	180	37
Series 2003-32 Class FH 0.676% due 11/25/22 (Ê)	709	711
Series 2003-32 Class UI 6.000% due 05/25/33	225	37
Series 2003-33 Class IA 6.500% due 05/25/33	995	203
Series 2003-35 Class FY 0.676% due 05/25/18 (Ê)	2,066	2,077
Series 2003-35 Class IU 6.000% due 05/25/33	242	44
Series 2003-35 Class UI 6.500% due 05/25/33	222	40
Series 2003-64 Class JI 6.000% due 07/25/33	199	33
Series 2003-82 Class IA 6.000% due 08/25/32	38	—
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	1,478	196
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	3,437	263
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,756
Series 2005-110 Class MB 5.500% due 09/25/35	1,167	1,310
Series 2005-117 Class LC 5.500% due 11/25/35	9,128	10,066
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	6,599	900

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class 3A2 2.382% due 05/25/35 (Ê)	218	228
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	2,095
Series 2006-118 Class A1 0.336% due 12/25/36 (Ê)	157	155
Series 2007-73 Class A1 0.336% due 07/25/37 (Ê)	1,348	1,290
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	2,157
Series 2009-70 Class PS 6.474% due 01/25/37 (Ê)	36,941	5,711
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,257
Series 2009-89 Class A1 5.410% due 05/25/35	3,359	3,555
Series 2009-96 Class DB 4.000% due 11/25/29	8,343	9,019
Series 2010-85 Class NJ 4.500% due 08/25/40	7,519	8,173
Series 2010-95 Class S 6.324% due 09/25/40 (Ê)	28,619	4,712
Series 2010-112 Class PI 6.000% due 10/25/40	26,410	3,836
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.096% due 12/25/42	92	108
Series 2003-W4 Class 4A 7.272% due 10/25/42	42	50
Series 2003-W17 Class 1A6 5.310% due 08/25/33	2,373	2,443
Series 2004-W2 Class 2A2 7.000% due 02/25/44	4,203	4,852
Series 2004-W9 Class 2A1 6.500% due 02/25/44	214	245
Series 2004-W11 Class 1A2 6.500% due 05/25/44	455	506
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	409
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	6,579	6,618
Series 2010-S1 Class 1A 0.845% due 02/25/48 (Ê)(Þ)	3,495	3,491
Series 2010-S2 Class 2A 2.570% due 07/29/47 (Þ)	3,482	3,413
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	2,822	2,818
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	11,772	12,051
Federal Home Loan Bank 4.000% due 07/01/39	227	242
4.000% due 08/01/39	185	198
4.000% due 08/01/40	78	83
4.000% due 09/01/40	25	26
4.000% due 09/01/41	101	108

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.000% due 10/01/41	1,043	1,115
4.000% due 12/01/41	2,974	3,180
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.453% due 04/25/21	21,973	1,867
Series 2011-K702 Class X1 Interest Only STRIP 1.731% due 02/25/18	77,815	5,788
Series 2011-K703 Class A2 2.699% due 05/25/18	7,000	7,336
Series 2011-KAIV Class A2 3.989% due 06/25/46	6,300	7,035
Series 2012-K705 Class A2 2.303% due 09/25/18	5,900	6,025
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	71	86
Series 2003-58 Class 2A 6.500% due 09/25/43	239	278
Series 2005-63 Class 1A1 1.408% due 02/25/45 (Ê)	101	97
First Horizon Alternative Mortgage Securities Series 2005-AA2 Class 1A1 2.260% due 03/25/35 (Ê)	169	130
Series 2005-AA5 Class 1A1 2.374% due 07/25/35 (Ê)	210	134
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	26	28
Series 2004-AR5 Class 4A1 5.659% due 10/25/34 (Ê)	178	177
Series 2005-AR3 Class 2A1 2.743% due 08/25/35 (Ê)	541	419
Series 2005-AR4 Class 2A1 2.633% due 10/25/35 (Ê)	2,274	1,695
Series 2006-AR4 Class 1A3 2.606% due 01/25/37 (Ê)	44	3
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	397	400
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class IO1 Interest Only STRIP 1.534% due 03/15/33 (Þ)	18,686	—
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	205	209
Freddie Mac 11.000% due 2015	3	3
6.000% due 2016	33	35

	Principal Amount ($) or Shares	Market Value $
10.000% due 2016	31	32
5.500% due 2017	55	60
8.500% due 2017	16	18
10.500% due 2017	3	3
4.500% due 2018	42	46
5.000% due 2018	1,332	1,434
5.500% due 2018	22	24
5.000% due 2019	2,406	2,603
5.500% due 2019	64	70
5.500% due 2020	459	500
8.000% due 2020	54	62
10.000% due 2020	14	17
11.000% due 2020	15	18
5.000% due 2021	474	511
10.500% due 2021	10	12
3.500% due 2025	13,801	14,621
6.500% due 2025	2	3
8.500% due 2025	18	22
2.594% due 2027 (Ê)	13	14
7.000% due 2027	92	107
8.500% due 2027	116	141
2.364% due 2028 (Ê)	14	14
2.495% due 2028 (Ê)	12	12
7.500% due 2028	24	28
6.500% due 2029	56	64
7.500% due 2029	44	52
2.615% due 2030 (Ê)	23	23
6.500% due 2030	1	1
7.000% due 2030	20	23
7.500% due 2030	212	253
8.000% due 2030	29	34
8.500% due 2030	43	52
6.500% due 2031	368	421
7.000% due 2031	230	267
7.500% due 2031	70	80
8.000% due 2031	157	181
7.000% due 2032	101	117
7.500% due 2032	83	94
2.366% due 2033 (Ê)	310	328
2.500% due 2033 (Ê)	51	54
6.000% due 2033	39	43
6.500% due 2033	102	116
7.500% due 2033	50	59
2.611% due 2034 (Ê)	530	563
2.698% due 2034 (Ê)	1,164	1,240
5.500% due 2034	578	630
6.000% due 2034	58	65
2.375% due 2035 (Ê)	1,100	1,166
2.495% due 2035 (Ê)	1,668	1,765
5.000% due 2035	191	211
5.076% due 2035 (Ê)	171	183
5.500% due 2035	982	1,069
6.000% due 2035	298	332
5.500% due 2036	304	333
6.000% due 2036	143	158
6.000% due 2037	162	181
5.500% due 2038	39,902	44,315
6.000% due 2038	9,220	10,229

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2038	366	410
4.500% due 2039	29,655	32,146
5.500% due 2039	4,468	4,855
6.000% due 2039	77	86
4.000% due 2040	38,701	41,271
4.500% due 2040	42,126	45,935
5.500% due 2040	5,961	6,473
4.000% due 2041	77,032	82,040
4.500% due 2041	1,573	1,675
4.000% due 2042	701	750
30 Year TBA (Ï)
4.500%	2,725	2,899
5.000%	85	116
5.500%	1,000	1,084
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.619% due 04/25/20 (Þ)	8,310	8,100
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	31	31
Series 1994-1730 Class Z 7.000% due 05/15/24	207	234
Series 1999-2129 Class SG 6.688% due 06/17/27 (Ê)	881	194
Series 2000-2247 Class SC 7.210% due 08/15/30 (Ê)	25	5
Series 2000-2266 Class F 0.740% due 11/15/30 (Ê)	43	42
Series 2002-2463 Class SJ 7.710% due 03/15/32 (Ê)	104	22
Series 2003-2610 Class UI 6.500% due 05/15/33	33	6
Series 2003-2621 Class QH 5.000% due 05/15/33	1,615	1,738
Series 2003-2624 Class QH 5.000% due 06/15/33	1,655	1,890
Series 2003-2649 Class IM 7.000% due 07/15/33	232	44
Series 2003-2662 Class MA 4.500% due 10/15/31	72	72
Series 2003-2697 Class LG 4.500% due 10/15/23	1,375	1,471
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,440
Series 2004-2752 Class FM 0.640% due 12/15/30 (Ê)	37	37
Series 2004-2778 Class UF 0.590% due 06/15/33 (Ê)	322	322
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	175	1
Series 2005-3038 Class XA Zero coupon due 09/15/35 (Å)(Ê)	1	1
Series 2006-3123 Class HT 5.000% due 03/15/26	3,916	4,400
Series 2006-3149 Class LF 0.590% due 05/15/36 (Ê)	345	344

	Principal Amount ($) or Shares	Market Value $
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,920	2,176
Series 2007-3335 Class BF 0.440% due 07/15/19 (Ê)	1,119	1,116
Series 2007-3335 Class FT 0.440% due 08/15/19 (Ê)	2,770	2,761
Series 2007-3345 Class FP 0.490% due 11/15/36 (Ê)	5,239	5,216
Series 2007-3345 Class PF 0.470% due 05/15/36 (Ê)	5,042	5,021
Series 2009-3558 Class G 4.000% due 08/15/24	150	164
Series 2010-3640 Class JA 1.500% due 03/15/15	7,907	7,940
Series 2010-3653 Class B 4.500% due 04/15/30	5,760	6,378
Series 2010-3704 Class DC 4.000% due 11/15/36	2,518	2,689
Series 2011-3820 Class DA 4.000% due 11/15/35	14,735	15,570
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	32	7
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	114	21
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	129	26
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/15/31	92	18
Series 2008-256 Class 56 Interest Only STRIP 4.500% due 05/15/23 (Å)	11,571	898
FREMF Mortgage Trust Series 2011-K14 Class B 5.332% due 02/25/47 (Þ)	2,560	2,410
Series 2011-K702 Class B 4.936% due 04/25/44 (Þ)	5,570	5,372
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 6.269% due 12/10/35	67	67
Series 2003-C2 Class F 5.705% due 07/10/37 (Þ)	600	609
Series 2005-C3 Class A4 5.046% due 07/10/45	440	439
Series 2005-C4 Class A4 5.486% due 11/10/45	2,320	2,603
Ginnie Mae I 11.000% due 2013	2	2
10.500% due 2015	23	24
11.000% due 2015	—	—
7.000% due 2016	3	3
10.500% due 2016	27	28
8.000% due 2017	—	—
11.000% due 2020	14	15

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

10.500% due 2021	21	24
8.000% due 2022	10	11
10.000% due 2022	42	48
7.500% due 2024	12	14
3.950% due 2025	1,667	1,805
8.000% due 2025	8	9
10.000% due 2025	37	43
8.000% due 2030	180	218
7.500% due 2031	45	49
8.000% due 2031	2	2
7.500% due 2032	10	12
4.500% due 2039	43,072	47,199
5.000% due 2039	803	894
30 Year TBA (Ï)
3.500%	1,000	1,052
4.000%	25,000	26,957
Ginnie Mae II
1.625% due 2023 (Ê)	20	21
2.125% due 2023 (Ê)	193	199
2.375% due 2023 (Ê)	127	131
1.625% due 2024 (Ê)	141	145
2.125% due 2024 (Ê)	158	162
2.000% due 2025 (Ê)	7	8
2.125% due 2025 (Ê)	7	7
2.375% due 2025 (Ê)	81	83
2.500% due 2025 (Ê)	112	116
3.000% due 2025 (Ê)	38	40
2.125% due 2026 (Ê)	69	71
8.500% due 2026	24	29
1.625% due 2027 (Ê)	132	136
2.125% due 2027 (Ê)	4	5
2.375% due 2027 (Ê)	94	97
2.375% due 2028 (Ê)	2	2
2.125% due 2029 (Ê)	160	165
2.375% due 2030 (Ê)	60	62
4.502% due 2061	3,571	3,939
4.700% due 2061	8,034	9,036
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	2,062	2,078
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.955% due 05/25/35 (Ê)	4,946	4,381
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG10 Class A4 5.984% due 08/10/45	5,600	6,205
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,025	1,180
Series 1999-27 Class SE 8.310% due 08/16/29 (Ê)	118	31
Series 1999-44 Class SA 8.260% due 12/16/29 (Ê)	159	36
Series 2000-29 Class S 8.219% due 09/20/30 (Ê)	17	5
Series 2001-46 Class SA 7.290% due 09/16/31 (Ê)	16	4

	Principal Amount ($) or Shares	Market Value $
Series 2002-27 Class SA 7.710% due 05/16/32 (Ê)	26	7
Series 2010-14 Class A 4.500% due 06/16/39	2,529	2,759
Series 2010-116 Class MP 3.500% due 09/16/40	20,673	21,462
Series 2011-67 Class B 3.863% due 10/16/47	3,395	3,734
Series 2011-127 Class IO Interest Only STRIP 1.563% due 03/16/47	39,345	3,140
Greenpoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.546% due 11/25/45 (Ê)	202	115
Series 2006-AR6 Class A1A 0.356% due 10/25/46 (Ê)	106	99
Series 2006-AR8 Class 1A1A 0.356% due 01/25/47 (Ê)	44	42
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.801% due 10/25/33 (Ê)	783	642
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	9,435	10,098
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	108
Series 2006-GG7 Class A4 6.079% due 07/10/38	10,790	12,232
Series 2006-GG7 Class AJ 6.079% due 07/10/38	2,500	1,975
Series 2007-GG9 Class A4 5.444% due 03/10/39	13,205	14,486
Series 2007-GG11 Class AJ 6.199% due 12/10/49	2,492	1,546
GS Mortgage Securities Corp. II Series 2004-GG2 Class A4 4.964% due 08/10/38	934	946
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,572
Series 2007-EOP Class A1 1.143% due 03/06/20 (Ê)(Þ)	2,144	2,141
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	3,509	3,543
Series 2011-GC5 Class A4 3.707% due 08/10/44	11,240	11,913
Series 2012-GC6 Class A2 2.539% due 01/10/45	3,315	3,378
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	103	107
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	94	100
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	244	241
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	1,087	1,115

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	760	796
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	1,918	1,913
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,646	1,677
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.429% due 06/25/34	322	264
Series 2004-11 Class 1A1 2.775% due 09/25/34	269	197
Series 2004-12 Class 2A3 2.753% due 12/25/34	224	177
Series 2005-6F Class 1A6 5.250% due 07/25/35	3,766	3,626
Series 2005-AR4 Class 6A1 5.250% due 07/25/35 (Ê)	4,361	4,083
Series 2005-AR6 Class 2A1 2.658% due 09/25/35 (Ê)	2,649	2,286
Series 2005-AR7 Class 5A1 5.165% due 11/25/35	4,160	3,449
Series 2005-AR7 Class 6A1 5.136% due 11/25/35	1,532	1,327
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	3,008
Series 2006-3F Class 2A3 5.750% due 03/25/36	3,148	2,814
Series 2006-8F Class 4A17 6.000% due 09/25/36	4,244	3,578
Series 2007-AR1 Class 1A1 2.799% due 03/25/37	13,801	7,946
Series 2007-AR2 Class 2A1 2.732% due 05/25/47	7,718	5,316
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.501% due 05/19/35 (Ê)	155	93
Series 2005-4 Class 3A1 2.775% due 07/19/35	3,300	2,224
Series 2005-5 Class 2A1B 0.571% due 07/19/45 (Ê)	260	82
Series 2005-10 Class 2A1B 0.661% due 11/19/35 (Ê)	642	187
Series 2005-15 Class 2A11 0.551% due 10/20/45 (Ê)	932	592
Series 2005-16 Class 3A1B 0.621% due 01/19/36 (Ê)	778	161
Series 2006-10 Class 2A1B 0.521% due 11/19/36 (Ê)	1,737	407
Series 2006-14 Class 2A1B 0.481% due 01/25/47 (Ê)	1,293	226
Impac Secured Assets CMN Owner Trust Series 2005-2 Class A1 0.596% due 03/25/36 (Ê)	724	302
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.578% due 12/25/34	90	64
Series 2005-AR25 Class 1A21 5.355% due 12/25/35	759	507

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR31 Class 1A1 2.404% due 01/25/36	858	482
Series 2006-AR8 Class A3A 0.506% due 07/25/46 (Ê)	11,959	5,964
Series 2006-AR35 Class 2A1A 0.446% due 01/25/37 (Ê)	5,835	2,667
Series 2006-AR41 Class A3 0.456% due 02/25/37 (Ê)	12,449	5,439
Series 2007-AR5 Class 1A1 4.607% due 05/25/37	6,386	2,462
JP Morgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.627% due 05/25/36	5,495	2,964
Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	5,552
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	811	819
Series 2002-C2 Class A2 5.050% due 12/12/34	10,101	10,319
Series 2002-C2 Class B 5.211% due 12/12/34	120	122
Series 2003-C1 Class A2 4.985% due 01/12/37	3,650	3,750
Series 2006-CB15 Class A4 5.814% due 06/12/43	5,430	5,979
Series 2006-CB16 Class A4 5.552% due 05/12/45	3,960	4,424
Series 2006-LDP7 Class A4 6.065% due 04/15/45	5,405	6,152
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,848
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,172
Series 2006-LDP9 Class A3 5.336% due 05/15/47	3,270	3,561
Series 2007-CB18 Class A4 5.440% due 06/12/47	7,000	7,757
Series 2007-CB20 Class A4 5.794% due 02/12/51	7,415	8,468
Series 2007-CB20 Class AJ 6.293% due 02/12/51	1,700	1,287
Series 2007-LD12 Class A4 5.882% due 02/15/51	400	448
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	221
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	5,904	6,279
Series 2011-C3 Class A4 4.717% due 02/15/46 (Þ)	7,870	8,808
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 5.019% due 02/25/35 (Ê)	312	309
Series 2005-A4 Class 1A1 5.313% due 07/25/35	908	889
Series 2005-A4 Class 2A1 2.785% due 07/25/35	3,596	2,884

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-A6 Class 1A2 5.080% due 09/25/35	2,650	2,150
Series 2005-A8 Class 1A1 5.397% due 11/25/35	3,472	3,099
Series 2005-S3 Class 1A2 5.750% due 01/25/36	214	198
Series 2006-A2 Class 2A1 5.527% due 04/25/36	197	157
Series 2006-A6 Class 1A2 2.768% due 10/25/36	1,356	1,023
Series 2006-A7 Class 3A2 5.683% due 01/25/37	5,778	4,474
Series 2006-S4 Class A5 6.000% due 01/25/37	2,564	2,102
Series 2007-A1 Class 1A1 2.810% due 07/25/35 (Ê)	389	357
Series 2007-A1 Class 5A2 2.813% due 07/25/35 (Ê)	668	586
Series 2007-A1 Class B1 3.232% due 07/25/35	150	12
Series 2007-A4 Class 3A1 5.681% due 06/25/37	16,722	13,625
Series 2007-A4 Class 3A3 5.681% due 06/25/37	2,667	2,341
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,364	1,971
Series 2007-S3 Class 1A8 6.000% due 08/25/37	9,688	7,748
JP Morgan Reremic Series 2010-2 Class 2A1 2.641% due 03/21/37 (Þ)	2,183	2,132
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class AJ 6.065% due 04/15/45	2,224	1,946
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class F 5.794% due 07/15/35	939	943
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,437
Series 2002-C4 Class A5 4.853% due 09/15/31	709	718
Series 2003-C3 Class D 4.274% due 02/15/37	395	403
Series 2004-C7 Class A5 4.628% due 10/15/29	382	395
Series 2005-C1 Class A3 4.545% due 02/15/30	303	303
Series 2005-C2 Class AAB 5.007% due 04/15/30	313	325
Series 2007-C1 Class A4 5.424% due 02/15/40	6,508	7,284
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	8,787
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	34	34

	Principal Amount ($) or Shares	Market Value $
Series 2006-8 Class 2A1 0.696% due 12/25/36 (Ê)	6,534	2,761
Series 2007-8 Class 3A1 7.250% due 09/25/37	13,119	5,439
Luminent Mortgage Trust Series 2006-6 Class A1 0.476% due 10/25/46 (Ê)	1,006	647
Master Reperforming Loan Trust Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	700	723
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,142	1,142
Master Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	272	274
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.027% due 10/25/34	7	4
Series 2005-1 Class B1 3.282% due 03/25/35	1,100	86
Series 2005-6 Class 7A1 5.398% due 06/25/35	375	370
Series 2006-1 Class I2A3 0.937% due 01/25/47 (Ê)	3,033	1,433
Series 2006-2 Class 3A1 2.699% due 01/25/36	317	235
Series 2006-2 Class 4A1 4.873% due 02/25/36	2,214	1,995
Series 2006-OA2 Class 4A1B 1.397% due 12/25/46 (Ê)	11,048	3,261
Series 2007-HF2 Class A1 0.586% due 09/25/37 (Ê)	7,102	4,474
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.783% due 06/25/33	1,198	1,047
Series 2003-6 Class 3A1 8.000% due 09/25/33	15	16
Mastr Asset Securitization Trust Series 2006-2 Class 1A10 6.000% due 06/25/36 (Ê)	4,954	4,507
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	561	574
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.765% due 06/15/30 (Ê)	489	435
Merrill Lynch Alternative Note Asset Series 2007-OAR3 Class A1 0.466% due 07/25/47 (Ê)	281	143
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.833% due 07/09/21 (Ê)(Þ)	4,799	4,503
Merrill Lynch Mortgage Investors, Inc. Series 2004-A4 Class A1 2.603% due 08/25/34	1,720	1,589
Series 2005-A10 Class A 0.486% due 02/25/36 (Ê)	569	382

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A1 Class 1A1 2.783% due 03/25/36	7,382	4,046
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	740	603
Series 2003-KEY1 Class A4 5.236% due 11/12/35	1,235	1,308
Series 2005-CIP1 Class A2 4.960% due 07/12/38	32	33
Series 2005-CIP1 Class AM 5.107% due 07/12/38	4,345	4,645
Series 2008-C1 Class A4 5.690% due 02/12/51	7,963	8,826
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	964
Series 2007-8 Class A3 6.164% due 08/12/49	1,100	1,216
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.295% due 10/25/35 (Ê)	210	172
Series 2005-3 Class 5A 0.526% due 11/25/35 (Ê)	1,043	781
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	2,010	2,008
Series 2005-T19 Class A3 4.827% due 06/12/47	300	300
Series 2005-T19 Class A4A 4.890% due 06/12/47	7,915	8,732
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,669
Series 2006-T23 Class A4 5.989% due 08/12/41	5,093	5,907
Series 2007-IQ13 Class A4 5.364% due 03/15/44	4,921	5,298
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,531
Series 2008-T29 Class A4 6.456% due 01/11/43	3,690	4,373
Series 2011-C3 Class A2 3.224% due 07/15/49	1,885	1,982
Series 2011-C3 Class A4 4.118% due 07/15/49	1,105	1,209
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.741% due 02/15/33 (Þ)	380	374
Series 2001-TOP3 Class C 6.790% due 07/15/33	840	820
Series 2002-TOP7 Class B 6.080% due 01/15/39	500	502
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.984% due 08/12/45 (Þ)	400	455

	Principal Amount ($) or Shares	Market Value $
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	6,267	6,589
Series 2010-R1 Class 1A 0.745% due 10/07/20 (Ê)	13,598	13,613
Series 2010-R1 Class 2A 1.840% due 10/07/20	14,241	14,393
Series 2010-R2 Class 1A 0.665% due 11/06/17 (Ê)	12,351	12,351
Series 2010-R2 Class 2A 0.765% due 11/05/20 (Ê)	7,781	7,781
Series 2010-R3 Class 1A 0.855% due 12/08/20 (Ê)	7,038	7,065
Series 2010-R3 Class 2A 0.855% due 12/08/20 (Ê)	5,873	5,899
Series 2010-R3 Class 3A 2.400% due 12/08/20	4,334	4,430
Series 2011-R2 Class 1A 0.695% due 02/06/20 (Ê)	9,568	9,563
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	621	571
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	4,460	5,038
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.676% due 02/25/34 (Ê)	67	59
Series 2004-CL1 Class 2A2 0.676% due 02/25/19 (Ê)	7	7
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	860	846
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,405	1,356
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	647	628
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	5,540	3,896
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	3,490	2,286
Series 2005-QS17 Class A10 6.000% due 12/25/35	987	682
Series 2006-QO1 Class 1A1 0.536% due 02/25/46 (Ê)	277	87
Series 2006-QO1 Class 2A1 0.546% due 02/25/46 (Ê)	400	135
Series 2006-QO10 Class A1 0.436% due 01/25/37 (Ê)	526	295
Series 2007-QO4 Class A1 0.476% due 05/25/47 (Ê)	13,788	7,778
Series 2007-QS6 Class A1 0.606% due 04/25/37 (Ê)	11,373	4,929
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	8	8

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	3,449	2,748
Series 2006-A11 Class 1A4 6.250% due 10/25/36	390	251
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,704	1,444
Residential Funding Mortgage Securities I Series 2005-S5 Class A6 5.250% due 07/25/35	3,818	3,617
Series 2005-SA4 Class 1A21 3.055% due 09/25/35	4,155	2,695
Series 2005-SA4 Class 2A1 2.957% due 09/25/35	2,434	1,833
Series 2006-S10 Class 1A7 6.000% due 10/25/36	2,811	2,299
Series 2006-SA4 Class 2A1 3.696% due 11/25/36	606	409
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 5.988% due 07/22/30 (Þ)	1,597	1,640
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.489% due 09/25/34	3,716	3,233
Series 2004-18 Class 5A 5.500% due 12/25/34	250	229
Series 2004-20 Class 3A1 2.667% due 01/25/35	1,784	1,352
Series 2005-17 Class 3A1 2.602% due 08/25/35	38	28
Series 2005-22 Class 4A2 5.167% due 12/25/35	61	6
Series 2005-19XS Class 1A1 0.596% due 10/25/35 (Ê)	446	265
Series 2006-1 Class 2A3 5.422% due 02/25/36	174	5
Series 2006-5 Class 5A4 5.244% due 06/25/36	126	10
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.531% due 07/19/35 (Ê)	296	250
Series 2005-AR8 Class A1A 0.556% due 02/25/36 (Ê)	935	475
Series 2005-AR8 Class A2 1.677% due 02/25/36 (Ê)	2,459	1,523
Series 2006-AR5 Class 1A2 0.536% due 05/25/46 (Ê)	493	86
Series 2006-AR6 Class 1A3 0.466% due 07/25/46 (Ê)	1,198	530
Series 2007-AR6 Class A1 1.697% due 08/25/47 (Ê)	11,891	6,139
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.443% due 11/25/33 (Ê)	7,101	6,744

	Principal Amount ($) or Shares	Market Value $
Series 2005-6 Class B2 5.252% due 05/25/35	314	11
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.511% due 04/25/37 (Ê)	9,481	6,752
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.626% due 04/25/36 (Ê)	917	265
Vornado DP LLC Series 2010-VNO Class A2FX 4.004% due 09/13/28 (Þ)	2,350	2,544
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	844	851
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	612
Series 2006-WL7A Class A1 0.375% due 09/15/21 (Ê)(Þ)	7,084	6,780
Series 2007-C30 Class A5 5.342% due 12/15/43	16,650	17,805
Series 2007-C31 Class A4 5.509% due 04/15/47	3,830	4,127
Series 2007-C32 Class A3 5.929% due 06/15/49	1,890	2,037
Series 2007-WHL8 Class A1 0.365% due 06/15/20 (Ê)(Þ)	2,658	2,411
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	12,043	5,993
Series 2006-5 Class 3A2 6.000% due 07/25/36	431	191
Series 2006-AR2 Class A1A 1.137% due 04/25/46 (Ê)	1,297	639
Series 2006-AR6 Class 1A 0.466% due 07/25/46 (Ê)	592	319
Series 2006-AR7 Class A1A 1.128% due 09/25/46 (Ê)	15,988	6,015
Series 2006-AR8 Class 2A 1.047% due 10/25/46 (Ê)	2,140	895
Series 2006-AR9 Class 2A 1.048% due 11/25/46 (Ê)	15,370	6,362
Series 2007-HY2 Class 2A3 4.790% due 04/25/37	6,535	3,518
Series 2007-OA5 Class A1A 1.037% due 05/25/47 (Ê)	6,367	3,258
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.597% due 08/25/42 (Ê)	140	106
Series 2004-AR1 Class A 2.562% due 03/25/34	130	123
Series 2005-AR6 Class B3 0.936% due 04/25/45 (Ê)(Þ)	1,627	55
Series 2005-AR11 Class A1A 0.596% due 08/25/45 (Ê)	855	647

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR13 Class A1A1 0.566% due 10/25/45 (Ê)	223	167
Series 2005-AR14 Class 1A1 2.470% due 12/25/35	364	356
Series 2005-AR17 Class A1A2 0.566% due 12/25/45 (Ê)	437	324
Series 2006-AR8 Class 1A5 2.541% due 08/25/46	95	3
Series 2006-AR8 Class 2A3 5.701% due 08/25/36 (Ê)	120	19
Series 2006-AR11 Class 2A 2.701% due 09/25/46 (Ê)	419	298
Series 2007-HY3 Class 4A1 2.601% due 03/25/37	5,563	4,157
Series 2007-HY3 Class 4B1 2.601% due 03/25/37	1,189	24
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	1,814	1,399
Wells Fargo Mortgage Backed Securities Trust Series 2003-N Class 1A1 4.552% due 12/25/33 (Ê)	894	895
Series 2004-AA Class A1 2.663% due 12/25/34 (Ê)	819	784
Series 2004-CC Class A1 2.594% due 01/25/35 (Ê)	1,346	1,266
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	126	125
Series 2004-EE Class 2A1 2.707% due 12/25/34 (Ê)	80	77
Series 2004-I Class 1A1 2.692% due 07/25/34	888	839
Series 2004-T Class A1 2.692% due 09/25/34 (Ê)	2,359	2,236
Series 2005-11 Class 1A3 5.500% due 11/25/35	70	54
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,209	1,148
Series 2005-18 Class 2A10 21.720% due 01/25/36 (Ê)	1,258	1,465
Series 2005-AR2 Class 2A2 2.680% due 03/25/35 (Ê)	71	62
Series 2005-AR7 Class 2A1 5.085% due 05/25/35 (Ê)	5,222	5,080
Series 2005-AR8 Class 2A1 2.696% due 06/25/35	575	543
Series 2005-AR11 Class 1A1 2.701% due 06/25/35 (Ê)	633	625
Series 2005-AR16 Class 2A1 2.672% due 02/25/34	7,097	6,434
Series 2006-2 Class 2A3 5.500% due 03/25/36	1,740	1,723
Series 2006-3 Class A11 5.500% due 03/25/36	5,909	5,813
Series 2006-4 Class 2A3 5.750% due 04/25/36	487	207

	Principal Amount ($) or Shares	Market Value $
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	13,106	11,935
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,419	2,292
Series 2006-8 Class A15 6.000% due 07/25/36	5,467	4,817
Series 2006-11 Class A8 6.000% due 09/25/36	1,255	1,167
Series 2006-11 Class A9 6.500% due 09/25/36	2,396	2,218
Series 2006-13 Class A5 6.000% due 10/25/36	1,488	1,442
Series 2006-AR1 Class 2A5 5.375% due 03/25/36 (Ê)	1,787	1,580
Series 2006-AR2 Class 2A1 2.648% due 03/25/36	1,841	1,469
Series 2006-AR4 Class 1A1 5.770% due 04/25/36 (Ê)	6,580	5,400
Series 2006-AR6 Class 7A1 5.046% due 03/25/36 (Ê)	5,461	5,107
Series 2006-AR10 Class 4A1 2.698% due 07/25/36 (Ê)	3,403	2,334
Series 2006-AR12 Class 2A1 5.837% due 09/25/36	3,778	3,244
Series 2006-AR14 Class 1A7 5.666% due 10/25/36	16,900	14,587
Series 2006-AR15 Class A1 5.312% due 10/25/36 (Ê)	1,993	1,631
Series 2006-AR17 Class A1 2.609% due 10/25/36 (Ê)	10,095	7,117
Series 2006-AR18 Class 2A2 5.376% due 11/25/36	314	35
Series 2007-1 Class A6 5.500% due 02/25/37	772	653
Series 2007-2 Class 1A13 6.000% due 03/25/37	6,173	5,448
Series 2007-4 Class A15 6.000% due 04/25/37	1,044	938
Series 2007-4 Class A21 5.500% due 04/25/37	682	581
Series 2007-6 Class A6 6.000% due 05/25/37	540	453
Series 2007-7 Class A38 6.000% due 06/25/37	1,098	1,017
Series 2007-7 Class A49 6.000% due 06/25/37	2,404	2,091
Series 2007-7 Class A6 6.000% due 06/25/37	1,033	1,007
Series 2007-8 Class 1A16 6.000% due 07/25/37	233	216
Series 2007-8 Class 2A2 6.000% due 07/25/37	4,253	4,083
Series 2007-10 Class 1A18 6.000% due 07/25/37	4,507	4,120
Series 2007-10 Class 1A5 6.000% due 07/25/37	5,904	5,326
Series 2007-11 6.000% due 08/25/37	5,142	4,832

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-11 Class A14 6.000% due 08/25/37	714	664
Series 2007-11 Class A36 6.000% due 08/25/37	2,943	2,726
Series 2007-11 Class A85 6.000% due 08/25/37	235	221
Series 2007-11 Class A96 6.000% due 08/25/37	2,757	2,591
Series 2007-13 Class A7 6.000% due 09/25/37	1,120	1,000
Series 2007-14 Class 1A1 6.000% due 10/25/37	938	883
Series 2007-AR5 Class A1 6.072% due 10/25/37	2,402	2,023
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	14,695	15,497

		3,117,598

Municipal Bonds - 2.0%
American Municipal Power, Inc. Revenue Bonds 6.270% due 02/15/50	1,750	1,969
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	557
6.899% due 12/01/40	5,200	6,408
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	19,196
City of Colorado Springs Colorado Utilities System Revenue Bonds 5.000% due 11/15/33	200	208
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	1,200	1,535
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	16,316
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,943
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	355	337
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	1,046
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	7,039
7.055% due 04/01/57	5,615	5,817
New Jersey Economic Development Authority Revenue Bonds 1.546% due 06/15/13 (Ê)	3,900	3,900
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	3,925	5,579

	Principal Amount ($) or Shares	Market Value $
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	5,075	5,816
New York Liberty Development Corp. Revenue Bonds 5.000% due 12/15/41	300	333
Northstar Education Finance, Inc. Revenue Bonds 1.601% due 04/01/42 (Ê)	1,200	1,002
1.756% due 04/01/42 (Ê)	4,600	3,634
2.084% due 04/01/42 (Ê)	1,350	1,127
1.619% due 01/29/46 (Ê)	150	123
1.624% due 01/29/46 (Ê)	4,000	3,220
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	116
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	16,518
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	526
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,045	845
South Carolina Student Loan Corp. Revenue Bonds 0.647% due 12/01/20 (Ê)	4,500	4,299
State of California General Obligation Unlimited 5.700% due 11/01/21	920	1,043
6.650% due 03/01/22	1,675	2,032
7.500% due 04/01/34	800	1,045
7.950% due 03/01/36	4,435	5,226
5.650% due 04/01/39 (Ê)	700	734
7.550% due 04/01/39	4,688	6,285
7.625% due 03/01/40	3,185	4,285
7.600% due 11/01/40	1,100	1,490
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	600	621
5.665% due 03/01/18	7,000	7,600
5.100% due 06/01/33	1,400	1,322
6.900% due 03/01/35	1,000	1,118
6.725% due 04/01/35	200	219
7.350% due 07/01/35	6,400	7,415
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)	4,200	4,247
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47	2,350	1,728
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26	1,500	1,652

		157,471

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 1.3%
Brasil Telecom SA Series 144a 9.750% due 09/15/16 (Þ)	BRL	2,975	1,694
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.000% due 05/15/13	BRL	3,157	3,971
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/14	BRL	6,874	3,962
10.000% due 01/01/17	BRL	6,850	3,817
Canada Housing Trust No. 1 3.750% due 03/15/20 (Þ)	CAD	2,300	2,566
3.350% due 12/15/20 (Þ)	CAD	300	325
3.800% due 06/15/21 (Þ)	CAD	1,600	1,795
Canadian Government Bond 4.250% due 06/01/18	CAD	200	233
3.750% due 06/01/19	CAD	1,000	1,142
3.250% due 06/01/21	CAD	1,000	1,111
Eksportfinans ASA Series 2 0.720% due 07/28/16	JPY	300,000	2,929
European Investment Bank 3.625% due 01/15/21	EUR	100	139
Series INTL 4.625% due 04/15/20	EUR	200	297
European Loan Conduit Series 2007-25X Class A 1.612% due 05/15/19 (Ê)	EUR	163	176
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,782
10.250% due 01/10/28	BRL	2,600	1,670
Granite Master Issuer PLC Series 2005-2 Class A5 1.080% due 12/20/54 (Ê)	EUR	794	1,001
Granite Mortgages PLC Series 2003-3 Class 2A 1.584% due 01/20/44 (Ê)	EUR	1,182	1,501
Series 2004-2 Class 3A 1.390% due 06/20/44 (Ê)	GBP	195	296
Series 2004-3 Class 2A2 1.697% due 09/20/44 (Ê)	EUR	493	626
Series 2004-3 Class 3A1 1.430% due 09/20/44 (Ê)	GBP	129	196
Holmes Master Issuer PLC Series 2011-1A Class A3 2.581% due 10/15/54 (Ê)(Þ)	EUR	1,200	1,566
Housing Financing Fund Series 2 3.750% due 04/15/34	ISK	369,998	3,468
Series 3 3.750% due 06/15/44	ISK	743,293	7,017
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/21	EUR	1,574	1,555

	Principal Amount ($) or Shares		Market Value $
Mexican Bonos Series M 20 12.500% due 11/30/17	MXN	43,193	4,431
Series M 30 8.500% due 11/18/38	MXN	31,500	2,743
Series M 6.250% due 06/16/16	MXN	59,040	4,741
Province of British Columbia Canada 4.300% due 06/18/42	CAD	200	233
Province of Ontario Canada 4.300% due 03/08/17	CAD	200	224
4.000% due 06/02/21	CAD	13,765	15,133
3.150% due 06/02/22	CAD	500	511
4.600% due 06/02/39	CAD	900	1,074
Province of Quebec Canada 4.500% due 12/01/17	CAD	600	680
4.500% due 12/01/18	CAD	200	228
4.500% due 12/01/20	CAD	700	795
4.250% due 12/01/21	CAD	2,200	2,452
3.500% due 12/01/22	CAD	300	313
Republic of Peru 6.950% due 08/12/31	PEN	7,840	3,060
South Africa Government Bond Series R186 10.500% due 12/21/26	ZAR	86,290	13,245
Series R207 7.250% due 01/15/20	ZAR	6,280	784
Series R208 6.750% due 03/31/21	ZAR	43,630	5,228

			100,710

United States Government Agencies - 1.4%
Fannie Mae 4.125% due 04/15/14		1,800	1,945
5.000% due 02/13/17		200	239
Federal Home Loan Mortgage Corp. 0.700% due 11/04/13		23,040	23,052
1.375% due 02/25/14		4,355	4,427
2.500% due 05/27/16		100	107
2.000% due 08/25/16		11,075	11,587
1.000% due 03/08/17		19,300	19,222
2.375% due 01/13/22		18,500	18,706
Federal National Mortgage Association 1.250% due 01/30/17		13,700	13,867
Principal Only STRIP Zero coupon due 10/09/19		11,005	8,502
Freddie Mac 4.875% due 06/13/18		4,200	5,081
Series 1 0.500% due 10/15/13		3,700	3,698
Tennessee Valley Authority 4.625% due 09/15/60		1,300	1,527

			111,960

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 16.1%
United States Treasury Inflation Indexed Bonds 0.625% due 04/15/13 (Æ)	5,459	5,589
1.875% due 07/15/13 (Æ)	4,804	5,056
2.000% due 01/15/14 (Æ)	2,571	2,749
1.625% due 01/15/15 (Æ)	4,028	4,398
2.375% due 01/15/25	3,601	4,701
2.375% due 01/15/27 (Æ)	44,313	58,853
1.750% due 01/15/28 (Æ)	432	535
3.875% due 04/15/29	2,064	3,304
2.125% due 02/15/41 (Æ)	13,327	18,689
United States Treasury Notes 0.250% due 10/31/13	51,500	51,534
0.125% due 12/31/13	63,800	63,690
0.250% due 01/31/14	9,900	9,906
0.625% due 07/15/14	30,800	31,077
0.250% due 09/15/14	25,300	25,284
0.375% due 11/15/14	100,900	101,152
0.250% due 12/15/14	44,100	44,048
0.250% due 01/15/15	14,100	14,080
0.875% due 11/30/16	33,000	33,322
0.875% due 12/31/16	5,580	5,629
0.875% due 01/31/17	21,655	21,829
1.375% due 12/31/18	45,200	45,663
3.625% due 02/15/20	2,400	2,804
3.500% due 05/15/20	1,800	2,086
2.625% due 08/15/20	5,100	5,542
2.625% due 11/15/20	6,700	7,267
3.625% due 02/15/21	170,975	199,734
3.125% due 05/15/21	34,600	38,882
2.125% due 08/15/21	97,300	100,440
2.000% due 11/15/21	114,865	116,875
6.250% due 08/15/23	6,210	8,935
4.750% due 02/15/41	13,500	18,472
4.375% due 05/15/41	58,915	76,138
3.750% due 08/15/41	82,790	96,515
3.125% due 11/15/41	38,490	39,897

		1,264,675

Total Long-Term Investments (cost $7,373,196)		7,430,302

Preferred Stocks - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.	2,868	3,276
DG Funding Trust (Å)	479	3,594

		6,870

Total Preferred Stocks (cost $8,241)		6,870

	Notional Amount $	Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250% Apr 2012 0.00 Call (1)	22,300	170

Total Options Purchased (cost $88)		170

	Principal Amount ($) or Shares
Short-Term Investments - 13.1%
Ally Auto Receivables Trust Series 2012-1 Class A1 0.485% due 01/15/13	11,825	11,840
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,004
AT&T, Inc. 4.950% due 01/15/13	100	104
Barclays Bank PLC 5.450% due 09/12/12	19,100	19,555
BMW Vehicle Owner Trust Series 2011-A Class A1 0.306% due 09/25/12	5,304	5,306
CarMax Auto Owner Trust Series 2011-2 Class A1 0.311% due 09/17/12	1,816	1,816
Carolina Power & Light Co. 6.500% due 07/15/12	105	108
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,555
5.625% due 08/27/12	1,800	1,835
5.300% due 10/17/12	1,000	1,027
Comcast Cable Holdings LLC 9.800% due 02/01/12 (ç)	1,660	1,660
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	4,977
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)	500	506
DDR Corp. 5.375% due 10/15/12	3,320	3,356
Delta Air Lines 2002-1 Class G-2 Pass Through Trust Series 02G2 6.417% due 07/02/12	2,785	2,820
Dow Chemical Co. (The) 4.850% due 08/15/12	2,600	2,655
Federal Home Loan Banks 0.180% due 12/19/12	400	400
0.210% due 01/04/13	20,800	20,806
0.125% due 01/17/13	18,100	18,089
0.200% due 01/11/13	4,000	4,000
0.170% due 01/17/13	21,100	21,097

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $		Market Value $

0.160% due 01/24/13	11,600		11,597
Federal National Mortgage Association 0.312% due 10/18/12 (Ê)	15,490		15,508
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Þ)	8,600		8,682
Ford Motor Credit Co. LLC 7.500% due 08/01/12	4,940		5,076
Freddie Mac MAC 4.500% due 01/15/13	14,700		15,307
Frontier Communications Corp. 6.250% due 01/15/13	3,600		3,690
Governor & Co. of the Bank of Ireland (The) Series REGS 2.750% due 03/02/12	3,110		3,097
Honda Auto Receivables Owner Trust Series 2011-3 Class A1 0.398% due 10/22/12	8,049		8,056
Itau Unibanco SA Zero coupon due 02/09/12 (ç)(ž)	1,400		1,400
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475		7,794
Merrill Lynch & Co., Inc. 6.050% due 08/15/12 (Ñ)	6,600		6,731
Mexico Cetes Series BI Zero coupon due 03/08/12 (ž)	65,000		4,965
Zero coupon due 05/03/12	3,750,000		28,454
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	750		760
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	5,000		4,816
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	4,400		4,424
Russell U.S. Cash Management Fund	696,621,492	(¥)	696,621
Santander Drive Auto Receivables Trust Series 2011-4 Class A1 0.419% due 10/15/12	8,649		8,652
Santander US Debt SAU 1.379% due 03/30/12 (Ê)(Þ)	11,200		11,187
SBAB Bank AB 3.125% due 03/23/12 (Þ)	7,100		7,126
Societe Financement de l’Economie Francaise 0.767% due 07/16/12 (Ê)(Þ)	2,000		2,002
Springleaf Finance Corp. Series MTNI 4.875% due 07/15/12	200		196
Swedbank AB 2.900% due 01/14/13 (Þ)	15,300		15,666
TNK-BP Finance SA 6.125% due 03/20/12 (Þ)	500		502
UBS AG 1.595% due 02/23/12 (Ê)	1,400		1,401

	Notional Amount $		Market Value $
United States Treasury Bills Zero coupon due 02/23/12	25		25
Zero coupon due 03/01/12 (ç)(ž)	260		260
Zero coupon due 04/12/12 (ž)	2,750		2,750
Zero coupon due 06/07/12 (ž)	702		702
Zero coupon due 07/19/12 (ž)	880		880
0.104% due 01/10/13 (ž)	3,300		3,296
United States Treasury Inflation Indexed Bonds 3.000% due 07/15/12 (Æ)	7,524		7,698
Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1 0.439% due 01/22/13	5,310		5,310
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	753		772
World Omni Auto Receivables Trust Series 2011-B Class A1 0.411% due 11/15/12	5,831		5,829

Total Short-Term Investments (cost $1,025,379)			1,026,748

Repurchase Agreements - 0.0%
Agreement with JP Morgan Securities, Inc. and The Bank of New York Mellon (Tri-Party) of $3,100 dated January 31, 2012 at 3.125% to be repurchased at $3,100 on February 1, 2012 collateralized by: $2,812 par various United States Treasury Obligations, valued at $3,121.	3,100		3,100

Total Repurchase Agreements (cost $3,100)			3,100

Other Securities - 0.7%
Russell Investment Company Liquidating Trust (×)	3,881,826	(¥)	3,946
Russell U.S. Cash Collateral Fund (×)	53,574,819	(¥)	53,575

Total Other Securities (cost $57,457)			57,521

Total Investments - 108.7% (identified cost $8,467,461)			8,524,711

Other Assets and Liabilities, Net - (8.7%)			(684,160)

Net Assets - 100.0%			7,840,551

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	121	USD	30,097	03/13	(15)
Eurodollar Futures (CME)	755	USD	187,759	06/13	1,153
Eurodollar Futures (CME)	533	USD	132,510	09/13	1,096
Eurodollar Futures (CME)	409	USD	101,580	03/14	988
Eurodollar Futures (CME)	18	USD	4,462	09/14	2
German Euro Bobl Futures	60	EUR	7,537	03/12	206
Ultra Long Term United States Treasury Bond Futures	613	USD	98,061	03/12	1,611
United States Treasury Bond Futures	772	USD	112,278	03/12	2,470
United States Treasury 2 Year Note Futures	261	USD	57,616	03/12	76
United States Treasury 5 Year Note Futures	1,534	USD	190,288	03/12	1,592
United States Treasury 10 Year Futures	1,088	USD	143,888	03/12	2,170

Short Positions
German Euro Bund Futures	18	EUR	2,515	03/12	(120)
Japan Government 10 Year Bond Futures	64	JPY	9,125,760	03/12	(874)
United Kingdom Gilt Bond Futures	86	GBP	10,083	03/12	(272)
United States Treasury Bond Futures	184	USD	26,761	03/12	(468)
United States Treasury 2 Year Note Futures	243	USD	53,642	03/12	(69)
United States Treasury 5 Year Note Futures	376	USD	46,642	03/12	(305)
United States Treasury 10 Year Futures	123	USD	16,267	03/12	(180)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					9,061

See accompanying notes which are an integral part of this quarterly report.

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	162	99.00	USD	405	03/19/12	(1)
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(24)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(9)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(22)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(9)

Swaptions
(Fund Receives/Fund Pays)
USD 0.9200%/USD Three Month LIBOR	Put	2	0.00		69,000	11/14/12	(85)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		6,400	08/13/12	(10)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		23,800	11/19/12	(11)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		17,100	07/11/13	(42)
USD 1.700%/USD Three Month LIBOR	Put	4	0.00		136,600	08/13/12	(310)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		26,800	11/19/12	(5)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		116,400	07/11/13	(63)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		44,600	04/30/12	—
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		119,500	09/24/12	(13)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		24,700	05/28/13	(8)
USD 2.750%/USD Three Month LIBOR	Put	2	0.00		31,100	06/18/12	—
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		132,500	06/18/12	—
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		19,000	07/16/12	—
USD 10.000%/USD Three Month LIBOR	Put	1	0.00		9,000	07/10/12	—

Total Liability for Options Written (premiums received $6,387)							(617)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,643	AUD	1,550	02/02/12	3
Bank of America	USD	2,940	AUD	2,820	02/13/12	50
Bank of America	AUD	1,550	USD	1,650	02/02/12	4
Bank of America	AUD	2,834	USD	3,018	02/13/12	13
Bank of America	MXN	117,291	USD	8,570	02/13/12	(420)
Barclays Bank PLC	USD	3,111	AUD	2,934	02/13/12	(1)
Barclays Bank PLC	USD	5,033	GBP	3,280	02/13/12	135
Barclays Bank PLC	USD	250	MXN	3,493	03/15/12	17
Barclays Bank PLC	AUD	1,100	USD	1,123	02/23/12	(42)
Barclays Bank PLC	BRL	179	USD	100	03/02/12	(1)
Barclays Bank PLC	BRL	365	USD	200	03/02/12	(7)
Barclays Bank PLC	BRL	539	USD	300	03/02/12	(6)
Barclays Bank PLC	BRL	549	USD	300	03/02/12	(12)
Barclays Bank PLC	BRL	702	USD	400	03/02/12	1
Barclays Bank PLC	BRL	713	USD	400	03/02/12	(5)
Barclays Bank PLC	BRL	886	USD	500	03/02/12	(3)
Barclays Bank PLC	BRL	1,759	USD	1,000	03/02/12	1
Barclays Bank PLC	CAD	38	USD	37	02/09/12	(1)
Barclays Bank PLC	CAD	304	USD	301	02/09/12	(3)
Barclays Bank PLC	CAD	717	USD	703	02/09/12	(12)
Barclays Bank PLC	CHF	1,947	EUR	1,610	03/21/12	(10)
Barclays Bank PLC	EUR	15,493	USD	19,795	02/13/12	(471)
Barclays Bank PLC	EUR	1,740	USD	2,318	03/21/12	42
Barclays Bank PLC	EUR	7,608	USD	9,752	04/16/12	(202)
Barclays Bank PLC	GBP	1,587	EUR	1,897	03/21/12	(18)
Barclays Bank PLC	GBP	533	USD	817	02/02/12	(23)
Barclays Bank PLC	GBP	3,280	USD	5,034	02/13/12	(134)
Barclays Bank PLC	GBP	100	USD	156	03/02/12	(1)
Barclays Bank PLC	NOK	13,522	SEK	15,917	03/21/12	34
Citibank	USD	15,607	EUR	11,989	02/02/12	75
Citibank	USD	11,028	GBP	7,090	02/02/12	144
Citibank	USD	2,336	JPY	179,092	03/21/12	15
Citibank	AUD	100	USD	101	02/23/12	(5)
Citibank	AUD	200	USD	202	02/23/12	(10)
Citibank	AUD	300	USD	296	02/23/12	(21)
Citibank	AUD	398	USD	408	02/23/12	(13)
Citibank	AUD	500	USD	513	02/23/12	(17)
Citibank	AUD	600	USD	600	02/23/12	(36)
Citibank	AUD	2,265	USD	2,319	03/21/12	(73)
Citibank	CAD	8	USD	8	02/09/12	—
Citibank	CAD	400	USD	391	02/09/12	(7)
Citibank	CAD	412	USD	405	02/09/12	(6)
Citibank	CAD	900	USD	880	02/09/12	(17)
Citibank	CAD	938	USD	907	02/09/12	(28)
Citibank	CAD	1,100	USD	1,058	02/09/12	(39)
Citibank	CHF	971	AUD	1,007	03/21/12	7
Citibank	CHF	2,220	EUR	1,839	03/21/12	(8)
Citibank	CHF	3,037	USD	3,245	03/21/12	(57)
Citibank	EUR	1,431	CHF	1,747	03/21/12	27
Citibank	EUR	3,617	GBP	3,024	03/21/12	32
Citibank	EUR	1,768	JPY	180,706	03/21/12	59
Citibank	EUR	3,682	SEK	32,627	03/21/12	(31)
Citibank	EUR	11,989	USD	15,609	03/02/12	(74)

See accompanying notes which are an integral part of this quarterly report.

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	EUR	1,836	USD	2,335	03/21/12	(66)
Citibank	EUR	5,620	USD	7,192	04/16/12	(161)
Citibank	GBP	294	USD	455	02/02/12	(8)
Citibank	GBP	700	USD	1,093	03/02/12	(10)
Citibank	GBP	7,090	USD	11,026	03/02/12	(144)
Citibank	JPY	179,434	EUR	1,768	03/21/12	(43)
Citibank	JPY	179,753	USD	2,354	03/21/12	(6)
Citibank	JPY	358,299	USD	4,669	03/21/12	(35)
Citibank	NOK	10,910	USD	1,816	03/21/12	(40)
Credit Suisse First Boston	USD	1,931	EUR	1,508	03/21/12	42
Credit Suisse First Boston	USD	2,327	EUR	1,786	03/21/12	10
Credit Suisse First Boston	CHF	1,633	EUR	1,353	03/21/12	(5)
Credit Suisse First Boston	CHF	2,181	EUR	1,784	03/21/12	(38)
Credit Suisse First Boston	CHF	5,057	EUR	4,154	03/21/12	(64)
Credit Suisse First Boston	EUR	1,806	USD	2,337	03/21/12	(25)
Credit Suisse First Boston	JPY	357,786	USD	4,669	03/21/12	(28)
Deutsche Bank AG	USD	2,327	AUD	2,265	03/21/12	65
Deutsche Bank AG	USD	4,647	AUD	4,431	03/21/12	32
Deutsche Bank AG	USD	22,246	CNY	141,107	02/13/12	118
Deutsche Bank AG	USD	324	EUR	247	02/01/12	(1)
Deutsche Bank AG	USD	2,326	EUR	1,834	03/21/12	73
Deutsche Bank AG	USD	2,327	EUR	1,793	03/21/12	19
Deutsche Bank AG	USD	2,332	EUR	1,830	03/21/12	62
Deutsche Bank AG	USD	3	MXN	40	03/15/12	—
Deutsche Bank AG	USD	2,034	NZD	2,636	03/21/12	135
Deutsche Bank AG	USD	4,671	NZD	5,714	03/21/12	32
Deutsche Bank AG	USD	9,292	NZD	11,888	03/21/12	491
Deutsche Bank AG	AUD	2,251	CAD	2,343	03/21/12	(43)
Deutsche Bank AG	CAD	381	USD	370	02/09/12	(9)
Deutsche Bank AG	CAD	717	USD	689	02/09/12	(26)
Deutsche Bank AG	CAD	819	USD	795	02/09/12	(22)
Deutsche Bank AG	CAD	1,560	USD	1,528	02/09/12	(27)
Deutsche Bank AG	CHF	1,748	EUR	1,431	03/21/12	(29)
Deutsche Bank AG	CHF	2,194	EUR	1,788	03/21/12	(47)
Deutsche Bank AG	CHF	3,497	EUR	2,877	03/21/12	(38)
Deutsche Bank AG	EUR	1,746	CAD	2,372	03/21/12	79
Deutsche Bank AG	EUR	1,852	CHF	2,233	03/21/12	5
Deutsche Bank AG	EUR	1,523	USD	1,941	03/21/12	(52)
Deutsche Bank AG	EUR	17,948	USD	23,028	04/16/12	(454)
Deutsche Bank AG	SEK	6,807	EUR	765	03/21/12	3
Deutsche Bank AG	SEK	16,104	EUR	1,790	03/21/12	(20)
Deutsche Bank AG	SEK	32,195	EUR	3,622	03/21/12	16
Goldman Sachs	CAD	206	USD	200	02/09/12	(6)
Goldman Sachs	EUR	11,989	USD	15,733	02/02/12	51
HSBC Bank PLC	USD	—	EUR	—	02/01/12	—
HSBC Bank PLC	USD	4,927	JPY	382,554	03/21/12	95
HSBC Bank PLC	USD	14,397	MXN	187,500	02/02/12	(12)
HSBC Bank PLC	USD	14,406	MXN	187,500	02/02/12	(21)
HSBC Bank PLC	USD	25	MXN	349	03/15/12	2
HSBC Bank PLC	USD	2,237	SEK	15,666	03/21/12	61
HSBC Bank PLC	AUD	4,640	USD	4,893	02/13/12	(27)
HSBC Bank PLC	BRL	16,000	USD	8,689	04/18/12	(314)
HSBC Bank PLC	EUR	1,352	SEK	12,040	03/21/12	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	EUR	1,598	SEK	14,177	03/21/12	(11)
HSBC Bank PLC	EUR	—	USD	—	02/01/12	—
HSBC Bank PLC	EUR	1,783	USD	2,324	03/21/12	(8)
HSBC Bank PLC	JPY	475,831	USD	6,181	02/13/12	(62)
HSBC Bank PLC	MXN	187,500	USD	14,287	05/03/12	11
HSBC Bank PLC	MXN	187,500	USD	14,296	05/03/12	20
HSBC Bank PLC	SEK	14,046	USD	2,042	03/21/12	(18)
HSBC Bank PLC	SEK	45,331	USD	6,466	03/21/12	(183)
HSBC Bank PLC	SEK	55,658	USD	8,155	03/21/12	(9)
JPMorgan Chase Bank	USD	10,301	BRL	19,474	03/02/12	760
JPMorgan Chase Bank	USD	2,331	CAD	2,379	03/21/12	39
JPMorgan Chase Bank	USD	2,319	EUR	1,772	03/21/12	(1)
JPMorgan Chase Bank	USD	2,320	EUR	1,750	03/21/12	(31)
JPMorgan Chase Bank	USD	2,326	EUR	1,783	03/21/12	6
JPMorgan Chase Bank	USD	2,333	EUR	1,769	03/21/12	(18)
JPMorgan Chase Bank	USD	2,333	EUR	1,811	03/21/12	37
JPMorgan Chase Bank	USD	2,333	EUR	1,799	03/21/12	20
JPMorgan Chase Bank	USD	7,148	EUR	5,635	03/21/12	224
JPMorgan Chase Bank	USD	35	GBP	22	01/31/12	(2)
JPMorgan Chase Bank	USD	6,769	GBP	4,320	03/08/12	37
JPMorgan Chase Bank	USD	2,329	JPY	179,470	03/21/12	27
JPMorgan Chase Bank	USD	5,135	NOK	30,951	03/21/12	130
JPMorgan Chase Bank	AUD	2,272	CAD	2,358	03/21/12	(50)
JPMorgan Chase Bank	AUD	2,820	USD	2,946	02/13/12	(45)
JPMorgan Chase Bank	CAD	14	USD	14	02/09/12	—
JPMorgan Chase Bank	CAD	265	USD	261	02/09/12	(3)
JPMorgan Chase Bank	CAD	304	USD	297	02/09/12	(6)
JPMorgan Chase Bank	CAD	461	USD	454	02/09/12	(5)
JPMorgan Chase Bank	CAD	496	USD	479	02/09/12	(15)
JPMorgan Chase Bank	CAD	508	USD	498	02/09/12	(9)
JPMorgan Chase Bank	CAD	614	USD	597	02/09/12	(15)
JPMorgan Chase Bank	CAD	2,479	USD	2,401	02/09/12	(71)
JPMorgan Chase Bank	CHF	1,836	EUR	1,516	03/21/12	(12)
JPMorgan Chase Bank	CHF	2,194	EUR	1,788	03/21/12	(47)
JPMorgan Chase Bank	EUR	4,149	SEK	37,060	03/21/12	8
JPMorgan Chase Bank	EUR	8	USD	10	01/31/12	—
JPMorgan Chase Bank	EUR	6,425	USD	8,232	02/24/12	(172)
JPMorgan Chase Bank	EUR	1,783	USD	2,334	03/21/12	1
JPMorgan Chase Bank	EUR	1,825	USD	2,344	03/21/12	(43)
JPMorgan Chase Bank	EUR	1,827	USD	2,335	03/21/12	(55)
JPMorgan Chase Bank	EUR	3,554	USD	4,652	03/21/12	2
JPMorgan Chase Bank	EUR	4,772	USD	6,223	03/21/12	(20)
JPMorgan Chase Bank	EUR	4,780	USD	6,223	03/21/12	(31)
JPMorgan Chase Bank	JPY	414,749	CAD	5,470	03/21/12	5
JPMorgan Chase Bank	JPY	5,120	USD	67	01/31/12	—
Morgan Stanley & Co., Inc.	USD	2,324	EUR	1,757	03/21/12	(25)
Morgan Stanley & Co., Inc.	BRL	357	USD	200	03/02/12	(3)
Morgan Stanley & Co., Inc.	BRL	539	USD	300	03/02/12	(6)
Morgan Stanley & Co., Inc.	BRL	539	USD	300	03/02/12	(6)
Morgan Stanley & Co., Inc.	BRL	701	USD	400	03/02/12	2
Morgan Stanley & Co., Inc.	BRL	703	USD	400	03/02/12	1
Morgan Stanley & Co., Inc.	BRL	704	USD	400	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	876	USD	500	03/02/12	2

See accompanying notes which are an integral part of this quarterly report.

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	BRL	885	USD	500	03/02/12	(3)
Morgan Stanley & Co., Inc.	BRL	891	USD	500	03/02/12	(6)
Morgan Stanley & Co., Inc.	BRL	901	USD	500	03/02/12	(11)
Morgan Stanley & Co., Inc.	BRL	1,076	USD	600	03/02/12	(11)
Morgan Stanley & Co., Inc.	BRL	1,605	USD	900	03/02/12	(12)
Morgan Stanley & Co., Inc.	CAD	309	USD	300	02/09/12	(8)
Morgan Stanley & Co., Inc.	CAD	1,234	USD	1,202	02/09/12	(29)
Morgan Stanley & Co., Inc.	EUR	1,785	USD	2,328	03/21/12	(8)
Morgan Stanley & Co., Inc.	EUR	1,822	USD	2,331	03/21/12	(52)
Morgan Stanley & Co., Inc.	GBP	500	USD	785	03/02/12	(3)
Morgan Stanley & Co., Inc.	JPY	182,258	USD	2,337	03/21/12	(56)
Royal Bank of Canada	USD	2,710	CAD	2,706	02/09/12	(12)
Royal Bank of Canada	USD	2,323	CAD	2,370	03/21/12	38
Royal Bank of Canada	USD	2,331	CAD	2,376	03/21/12	36
Royal Bank of Canada	USD	2,331	CAD	2,364	03/21/12	25
Royal Bank of Canada	USD	2,335	CAD	2,357	03/21/12	13
Royal Bank of Canada	USD	4,662	CAD	4,782	03/21/12	102
Royal Bank of Canada	USD	4,669	CAD	4,736	03/21/12	49
Royal Bank of Canada	USD	4,671	CAD	4,679	03/21/12	(9)
Royal Bank of Canada	USD	2,360	EUR	1,813	04/16/12	12
Royal Bank of Canada	CAD	2,369	EUR	1,786	03/21/12	(24)
Royal Bank of Canada	CAD	298	USD	292	02/09/12	(5)
Royal Bank of Canada	CAD	372	USD	362	02/09/12	(9)
Royal Bank of Canada	CAD	414	USD	401	02/09/12	(12)
Royal Bank of Canada	CAD	513	USD	499	02/09/12	(12)
Royal Bank of Canada	CAD	725	USD	700	02/09/12	(22)
Royal Bank of Canada	CAD	956	USD	930	02/09/12	(23)
Royal Bank of Canada	CAD	838	USD	814	03/21/12	(21)
Royal Bank of Canada	CAD	2,706	USD	2,707	03/22/12	12
Royal Bank of Canada	EUR	1,784	CAD	2,414	03/21/12	71
Royal Bank of Canada	EUR	939	USD	1,193	04/16/12	(36)
Royal Bank of Canada	GBP	5,763	USD	9,023	02/02/12	(59)
Royal Bank of Canada	GBP	2,387	USD	3,765	03/21/12	6
Royal Bank of Canada	JPY	137,647	CAD	1,778	03/21/12	(36)
Royal Bank of Canada	JPY	157,726	CAD	2,116	03/21/12	37
Royal Bank of Scotland PLC	USD	9,235	EUR	7,020	03/21/12	(51)
Royal Bank of Scotland PLC	AUD	2,260	CAD	2,358	03/21/12	(38)
Royal Bank of Scotland PLC	EUR	1,797	CAD	2,369	03/21/12	9
Royal Bank of Scotland PLC	EUR	1,802	GBP	1,492	03/21/12	(7)
Royal Bank of Scotland PLC	EUR	3,554	USD	4,648	03/21/12	(2)
Royal Bank of Scotland PLC	SEK	31,291	EUR	3,451	03/21/12	(75)
State Street Bank & Trust Co.	USD	2,323	AUD	2,189	03/21/12	(12)
State Street Bank & Trust Co.	EUR	3,540	CAD	4,776	03/21/12	127
State Street Bank & Trust Co.	EUR	7,087	USD	9,228	03/21/12	(44)
State Street Bank & Trust Co.	GBP	6,450	USD	10,048	03/21/12	(111)
State Street Bank & Trust Co.	NZD	11,901	USD	9,090	03/21/12	(705)
State Street Bank & Trust Co.	ZAR	148,436	USD	17,879	02/09/12	(1,080)
UBS AG	USD	2,320	EUR	1,757	03/21/12	(21)
UBS AG	USD	2,331	EUR	1,785	03/21/12	4
UBS AG	AUD	2,286	EUR	1,796	03/21/12	(64)
UBS AG	BRL	365	USD	200	03/02/12	(8)
UBS AG	BRL	536	USD	300	03/02/12	(4)
UBS AG	BRL	540	USD	300	03/02/12	(7)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	BRL	548	USD	300	03/02/12	(11)
UBS AG	BRL	548	USD	300	03/02/12	(11)
UBS AG	BRL	718	USD	400	03/02/12	(8)
UBS AG	BRL	721	USD	400	03/02/12	(10)
UBS AG	BRL	876	USD	500	03/02/12	3
UBS AG	BRL	896	USD	500	03/02/12	(9)
UBS AG	CAD	2,354	EUR	1,730	03/21/12	(82)
UBS AG	CAD	102	USD	100	02/09/12	(2)
UBS AG	CAD	310	USD	299	02/09/12	(10)
UBS AG	CHF	944	USD	1,019	03/21/12	(7)
UBS AG	EUR	2,013	USD	2,589	03/21/12	(45)
UBS AG	EUR	5,950	USD	7,592	04/16/12	(193)
UBS AG	EUR	7,801	USD	9,920	04/16/12	(287)
UBS AG	GBP	500	USD	771	02/02/12	(17)
Westpac Banking Corp.	USD	9,267	AUD	9,069	03/21/12	310
Westpac Banking Corp.	USD	1,751	NZD	2,351	03/21/12	184
Westpac Banking Corp.	AUD	9,382	USD	9,220	03/21/12	(687)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(4,141)

See accompanying notes which are an integral part of this quarterly report.

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	CAD	2,600	Canadian Dealer Offer Rate	3.325%	08/29/42	(336)
Bank of America	CAD	8,600	Canadian Dealer Offer Rate	2.173%	08/09/17	(243)
Bank of America	CAD	7,000	Canadian Dealer Offer Rate	2.115%	08/29/17	(173)
Bank of America	CAD	5,600	Canadian Dealer Offer Rate	2.180%	08/31/17	(156)
Bank of America	CAD	6,500	Canadian Dealer Offer Rate	1.898%	09/14/17	(90)
Bank of America	USD	24,600	Three Month LIBOR	2.000%	06/20/19	(694)
Bank of America	CAD	11,600	3.158%	Canadian Dealer Offer Rate	08/09/22	859
Bank of America	CAD	9,400	2.972%	Canadian Dealer Offer Rate	08/29/22	526
Bank of America	CAD	7,500	3.290%	Canadian Dealer Offer Rate	08/31/22	458
Bank of America	CAD	8,700	2.658%	Canadian Dealer Offer Rate	09/14/22	233
Bank of America	CAD	3,300	Canadian Dealer Offer Rate	3.586%	08/09/42	(605)
Bank of America	CAD	2,100	Canadian Dealer Offer Rate	3.377%	08/31/42	(293)
Bank of America	CAD	2,300	Canadian Dealer Offer Rate	2.888%	09/14/42	(90)
Barclays Bank PLC	BRL	3,100	12.455%	Brazil Interbank Deposit Rate	01/02/13	47
Barclays Bank PLC	BRL	1,500	10.830%	Brazil Interbank Deposit Rate	01/02/14	11
Barclays Bank PLC	EUR	9,690	Six Month EURIBOR	1.375%	12/20/14	(63)
Barclays Bank PLC	EUR	11,400	Six Month EURIBOR	1.448%	12/27/14	(94)
Barclays Bank PLC	EUR	23,000	Six Month EURIBOR	1.270%	01/28/15	(72)
Barclays Bank PLC	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	54
Barclays Bank PLC	EUR	3,890	2.650%	Six Month EURIBOR	09/30/18	138
Barclays Bank PLC	EUR	10,400	2.362%	Six Month EURIBOR	12/20/19	225
Barclays Bank PLC	EUR	12,200	2.430%	Six Month EURIBOR	12/27/19	328
Barclays Bank PLC	EUR	24,500	2.350%	Six Month EURIBOR	01/28/20	437
Barclays Bank PLC	EUR	2,020	Six Month EURIBOR	3.005%	09/30/23	(92)
Barclays Bank PLC	EUR	4,060	Six Month EURIBOR	2.780%	12/20/27	(79)
Barclays Bank PLC	EUR	4,760	Six Month EURIBOR	2.868%	12/27/27	(159)
Barclays Bank PLC	EUR	9,610	Six Month EURIBOR	2.876%	01/28/28	(312)
Barclays Bank PLC	USD	5,000	Three Month LIBOR	2.750%	06/20/42	(84)
BNP Paribas	BRL	1,500	11.880%	Brazil Interbank Deposit Rate	01/02/13	29
BNP Paribas	BRL	13,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	374
BNP Paribas	BRL	1,700	12.110%	Brazil Interbank Deposit Rate	01/02/14	48
BNP Paribas	USD	9,000	1.000%	Federal Fund Effective Rate - 1 Year	09/19/14	146
Citibank	AUD	700	4.250%	Six Month BBSW	06/15/17	1
Citibank	AUD	1,000	5.000%	Six Month BBSW	06/15/17	37
Citibank	EUR	22,100	2.330%	Six Month EURIBOR	01/31/19	169
Citibank	EUR	12,600	2.275%	Six Month EURIBOR	02/03/19	—
Citibank	EUR	8,560	Six Month EURIBOR	2.940%	01/31/29	(157)
Citibank	EUR	4,890	Six Month EURIBOR	2.880%	02/03/29	—
Citibank	USD	15,800	Three Month LIBOR	2.750%	06/20/32	(478)
Citigroupglobal Markets	EUR	1,700	3.650%	Six Month EURIBOR	09/21/21	284
Citigroupglobal Markets	EUR	2,000	3.500%	Six Month EURIBOR	09/21/21	298
Citigroupglobal Markets	EUR	2,900	3.000%	Six Month EURIBOR	03/21/22	251
Credit Suisse Financial Products	BRL	1,200	12.480%	Brazil Interbank Deposit Rate	01/02/13	28
Credit Suisse Financial Products	EUR	11,500	2.350%	Six Month EURIBOR	01/31/19	102
Credit Suisse Financial Products	EUR	4,450	Six Month EURIBOR	2.955%	01/31/29	(92)
Deutsche Bank	USD	57,900	Three Month LIBOR	1.432%	02/28/15	(1,464)
Deutsche Bank	AUD	400	4.250%	Six Month BBSW	06/15/17	1
Deutsche Bank	AUD	500	5.000%	Six Month BBSW	06/15/17	18
Deutsche Bank	USD	19,100	Three Month LIBOR	1.750%	06/20/17	(579)
Deutsche Bank	EUR	1,200	2.500%	Six Month EURIBOR	09/21/18	67
Deutsche Bank	USD	22,300	2.785%	Three Month LIBOR	12/06/19	582
Deutsche Bank	USD	11,800	Three Month LIBOR	2.500%	06/20/22	(525)
Deutsche Bank	USD	17,700	Three Month LIBOR	2.500%	06/20/22	(787)
Deutsche Bank	USD	9,100	Three Month LIBOR	3.152%	12/06/29	(293)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	3,400	2.750%	Three Month LIBOR	06/20/32	103
Deutsche Bank	USD	13,700	Three Month LIBOR	2.750%	06/20/42	(230)
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	443
Goldman Sachs	BRL	1,800	12.650%	Brazil Interbank Deposit Rate	01/02/14	68
Goldman Sachs	USD	4,600	0.500%	Federal Fund Effective Rate - 1 Year	09/19/14	28
HSBC	BRL	1,400	10.450%	Brazil Interbank Deposit Rate	01/02/13	4
HSBC	BRL	23,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	463
HSBC	BRL	56,100	12.180%	Brazil Interbank Deposit Rate	01/02/13	1,354
HSBC	BRL	800	11.530%	Brazil Interbank Deposit Rate	01/02/14	12
HSBC	BRL	800	10.990%	Brazil Interbank Deposit Rate	01/02/14	7
HSBC	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/14	29
HSBC	BRL	1,900	10.180%	Brazil Interbank Deposit Rate	01/02/14	5
HSBC	BRL	2,000	10.530%	Brazil Interbank Deposit Rate	01/02/14	9
HSBC	GBP	2,100	3.250%	Six Month LIBOR	06/20/42	211
JPMorgan	BRL	2,600	12.170%	Brazil Interbank Deposit Rate	01/02/13	62
JPMorgan	BRL	300	10.870%	Brazil Interbank Deposit Rate	01/02/14	2
JPMorgan	BRL	3,700	12.200%	Brazil Interbank Deposit Rate	01/02/14	111
JPMorgan	USD	37,500	1.000%	Three Month LIBOR	06/20/14	342
JPMorgan	USD	33,100	1.750%	Three Month LIBOR	06/20/17	1,003
JPMorgan	USD	24,700	Three Month LIBOR	2.000%	06/20/19	(696)
JPMorgan	USD	14,600	Three Month LIBOR	2.500%	06/20/22	(649)
JPMorgan	USD	14,800	2.750%	Three Month LIBOR	06/20/27	650
JPMorgan	USD	16,600	2.750%	Three Month LIBOR	06/20/27	729
JPMorgan	USD	3,400	Three Month LIBOR	2.750%	06/20/42	(57)
JPMorgan	USD	8,700	Three Month LIBOR	2.750%	06/20/42	(146)
Merrill Lynch	BRL	9,400	11.900%	Brazil Interbank Deposit Rate	01/02/13	181
Morgan Stanley	BRL	400	12.590%	Brazil Interbank Deposit Rate	01/02/13	10
Morgan Stanley	BRL	5,900	10.455%	Brazil Interbank Deposit Rate	01/02/13	16
Morgan Stanley	BRL	6,500	12.500%	Brazil Interbank Deposit Rate	01/02/13	102
Morgan Stanley	USD	22,800	0.500%	Federal Fund Effective Rate - 1 Year	09/19/13	85
Morgan Stanley	BRL	1,800	12.510%	Brazil Interbank Deposit Rate	01/02/14	64
Morgan Stanley	BRL	4,400	10.580%	Brazil Interbank Deposit Rate	01/02/14	21
Morgan Stanley	BRL	5,200	12.540%	Brazil Interbank Deposit Rate	01/02/14	124
Morgan Stanley	EUR	7,920	Six Month EURIBOR	1.395%	12/20/14	(56)
Morgan Stanley	EUR	14,100	Six Month EURIBOR	1.370%	12/21/14	(90)
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	6
Morgan Stanley	EUR	8,500	2.380%	Six Month EURIBOR	12/20/19	197
Morgan Stanley	EUR	15,100	2.354%	Six Month EURIBOR	12/21/19	314
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	5
Morgan Stanley	EUR	4,400	3.000%	Six Month EURIBOR	09/21/21	407
Morgan Stanley	EUR	400	Six Month EURIBOR	3.000%	03/21/22	(33)
Morgan Stanley	EUR	4,000	2.500%	Six Month EURIBOR	03/21/22	104
Morgan Stanley	EUR	9,200	2.750%	Six Month EURIBOR	03/21/22	517
Morgan Stanley	EUR	3,320	Six Month EURIBOR	2.790%	12/20/27	(70)
Morgan Stanley	EUR	5,870	Six Month EURIBOR	2.770%	12/21/27	(104)
Morgan Stanley	USD	7,945	Three Month LIBOR	3.925%	05/15/41	(2,170)
Morgan Stanley	USD	7,500	Three Month LIBOR	2.750%	06/20/42	(126)
Royal Bank of Canada	CAD	2,300	Canadian Dealer Offer Rate	2.882%	09/27/42	(87)
Royal Bank of Canada	CAD	6,500	Canadian Dealer Offer Rate	1.921%	09/27/17	(94)
Royal Bank of Canada	CAD	8,700	2.697%	Canadian Dealer Offer Rate	09/27/22	256
Royal Bank of Scotland	EUR	13,900	Six Month EURIBOR	1.375%	12/20/14	(91)
Royal Bank of Scotland	AUD	900	5.000%	Six Month BBSW	06/15/17	33
Royal Bank of Scotland	EUR	14,900	2.358%	Six Month EURIBOR	12/20/19	315
Royal Bank of Scotland	EUR	5,790	Six Month EURIBOR	2.775%	12/20/27	(108)

See accompanying notes which are an integral part of this quarterly report.

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	BRL	700	10.605%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	1,600	12.070%	Brazil Interbank Deposit Rate	01/02/13	36
UBS	BRL	1,700	12.250%	Brazil Interbank Deposit Rate	01/02/14	53
UBS	BRL	2,400	10.380%	Brazil Interbank Deposit Rate	01/02/14	9
UBS	BRL	2,900	11.760%	Brazil Interbank Deposit Rate	01/02/14	47
UBS	BRL	4,500	10.770%	Brazil Interbank Deposit Rate	01/02/14	30

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $583 (å)						1,504

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Berkshire Hathaway, Inc.	Deutsche Bank	0.850%	USD	17,100	1.000%		03/20/13	37
D.R. Horton, Inc.	Deutsche Bank	1.796%	USD	945	(1.000%	)	09/20/16	33
D.R. Horton, Inc.	Goldman Sachs	1.796%	USD	945	(1.000%	)	09/20/16	33
GE Capital Corp.	Citibank	1.335%	USD	600	4.800%		12/20/13	39
GE Capital Corp.	Deutsche Bank	1.770%	USD	300	1.000%		03/20/16	(9)
GE Capital Corp.	Morgan Stanley	1.809%	USD	900	1.000%		06/20/16	(30)
GE Capital Corp.	JPMorgan	2.040%	USD	1,625	1.000%		06/20/15	(55)
MetLife, Inc.	Deutsche Bank	1.539%	USD	8,500	2.050%		03/20/13	54
MetLife, Inc.	Deutsche Bank	2.330%	USD	1,200	1.000%		03/20/15	(48)
MetLife, Inc.	Deutsche Bank	2.330%	USD	1,300	1.000%		03/20/15	(52)
MetLife, Inc.	Deutsche Bank	2.330%	USD	2,300	1.000%		03/20/15	(92)
MetLife, Inc.	UBS	1.539%	USD	8,500	2.050%		03/20/13	54
Morgan Stanley	Goldman Sachs	2.930%	USD	7,900	1.000%		03/20/16	(581)
Prudential Financial, Inc.	Deutsche Bank	1.344%	USD	8,500	2.300%		03/20/13	84
Prudential Financial, Inc.	UBS	1.344%	USD	8,500	2.300%		03/20/13	84

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($445)								(449)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	2,645	(0.840%	)	10/12/52	403
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	990
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	562
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	215
Dow Jones CDX Index	Bank of America	USD	42,800	1.000%		06/20/16	50
Dow Jones CDX Index	Bank of America	USD	42,800	(1.000%	)	06/20/14	(312)
Dow Jones CDX Index	Barclays Bank PLC	USD	3,100	5.000%		12/20/15	283
Dow Jones CDX Index	Barclays Bank PLC	USD	15,100	5.000%		06/20/15	1,234
Dow Jones CDX Index	Citibank	USD	4,836	0.355%		06/20/12	6
Dow Jones CDX Index	Citibank	USD	1,043	0.401%		06/20/12	1
Dow Jones CDX Index	Citibank	USD	4,742	0.360%		06/20/12	6
Dow Jones CDX Index	Credit Suisse Financial Products	USD	500	5.000%		06/20/15	41
Dow Jones CDX Index	Deutsche Bank	USD	3,140	(1.000%	)	12/20/16	319
Dow Jones CDX Index	Deutsche Bank	USD	1,270	(1.000%	)	12/20/16	129
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	10
Dow Jones CDX Index	Deutsche Bank	USD	33,900	(1.000%	)	06/20/14	(247)
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		12/20/15	82
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	58
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	106
Dow Jones CDX Index	Deutsche Bank	USD	17,600	1.000%		06/20/16	20
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	75
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	16
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	11
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	294
Dow Jones CDX Index	HSBC	USD	400	5.000%		12/20/15	37
Dow Jones CDX Index	JP Morgan	USD	46,800	(1.000%	)	06/20/14	(341)
Dow Jones CDX Index	JPMorgan	USD	2,000	1.120%		12/20/12	20
Dow Jones CDX Index	JPMorgan	USD	29,600	1.000%		06/20/16	34
Dow Jones CDX Index	JPMorgan	USD	44,200	(1.000%	)	06/20/14	(322)
Dow Jones CDX Index	JPMorgan	USD	12,300	1.000%		06/20/16	14

See accompanying notes which are an integral part of this quarterly report.

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	JPMorgan	USD	1,447	0.553%		12/20/17	27
Dow Jones CDX Index	Merrill Lynch	USD	19,000	1.580%		12/20/12	243
Dow Jones CDX Index	Merrill Lynch	USD	19,000	1.640%		12/20/12	253
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	507
Dow Jones CDX Index	Morgan Stanley	USD	2,800	5.000%		12/20/15	256
Dow Jones CDX Index	Morgan Stanley	USD	4,214	(5.000%	)	12/20/16	111
Dow Jones CDX Index	Morgan Stanley	USD	484,000	(1.000%	)	12/20/16	(5)
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	579	0.548%		12/20/17	11
Dow Jones CDX Index	UBS	USD	1,640	(1.000%	)	12/20/16	167

Total Market Value on Open Credit Indices Premiums Paid (Received) - $13,754							5,364

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Bank of America	1.213%	USD	1,800	1.000%	09/20/15	(15)
Brazil Government International Bond	Barclays Bank PLC	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	Barclays Bank PLC	1.281%	USD	1,700	1.000%	03/20/16	(21)
Brazil Government International Bond	Citibank	1.213%	USD	1,000	1.000%	09/20/15	(8)
Brazil Government International Bond	Citibank	1.336%	USD	9,400	1.000%	06/20/16	(139)
Brazil Government International Bond	Credit Suisse Financial Products	1.336%	USD	6,500	1.000%	06/20/16	(96)
Brazil Government International Bond	Deutsche Bank	1.170%	USD	1,300	1.000%	06/20/15	(8)
Brazil Government International Bond	Deutsche Bank	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	Deutsche Bank	1.336%	USD	1,800	1.000%	06/20/16	(27)
Brazil Government International Bond	Goldman Sachs	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	HSBC	1.213%	USD	500	1.000%	09/20/15	(4)
Brazil Government International Bond	JPMorgan	1.213%	USD	1,000	1.000%	09/20/15	(8)
Brazil Government International Bond	JPMorgan	1.384%	USD	700	1.000%	09/20/16	(12)
Brazil Government International Bond	Morgan Stanley	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	UBS	1.213%	USD	500	1.000%	09/20/15	(4)
Brazil Government International Bond	UBS	0.863%	USD	4,000	1.190%	08/20/13	18
China Government International Bond	Bank of America	1.006%	USD	1,100	1.000%	06/20/15	(2)
China Government International Bond	Bank of America	1.006%	USD	400	1.000%	06/20/15	(1)
China Government International Bond	Barclays Bank PLC	1.161%	USD	700	1.000%	03/20/16	(4)
China Government International Bond	BNP Paribas	1.161%	USD	300	1.000%	03/20/16	(2)
China Government International Bond	Barclays Bank PLC	1.226%	USD	12,400	1.000%	06/20/16	(109)
China Government International Bond	Citibank	1.006%	USD	300	1.000%	06/20/15	(1)
China Government International Bond	Deutsche Bank	1.283%	USD	400	1.000%	09/20/16	(5)
China Government International Bond	JPMorgan	1.283%	USD	300	1.000%	09/20/16	(4)
China Government International Bond	Morgan Stanley	1.283%	USD	300	1.000%	09/20/16	(4)
China Government International Bond	Royal Bank of Scotland	1.006%	USD	800	1.000%	06/20/15	(1)
France Government International Bond	Bank of America	1.646%	USD	800	0.250%	03/20/16	(44)
France Government International Bond	Barclays Bank PLC	1.646%	USD	700	0.250%	03/20/16	(38)
France Government International Bond	Barclays Bank PLC	1.728%	USD	15,000	0.250%	09/20/16	(971)
France Government International Bond	Barclays Bank PLC	1.747%	USD	200	0.250%	09/20/16	(13)
France Government International Bond	Deutsche Bank	1.646%	USD	300	0.250%	03/20/16	(16)
France Government International Bond	Goldman Sachs	1.789%	USD	7,400	0.250%	12/20/16	(516)
France Government International Bond	HSBC	1.747%	USD	300	0.250%	09/20/16	(19)
France Government International Bond	Morgan Stanley	1.646%	USD	500	0.250%	03/20/16	(27)
France Government International Bond	Royal Bank of Scotland	1.646%	USD	500	0.250%	03/20/16	(27)
France Government International Bond	UBS	1.646%	USD	9,800	0.250%	03/20/16	(534)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

France Government International Bond	UBS	1.699%	USD	10,000	0.250%	06/20/16	(596)
France Government International Bond	UBS	1.747%	USD	200	0.250%	09/20/16	(13)
Indonesia Government International Bond	Bank of America	1.647%	USD	1,200	1.000%	09/20/16	(38)
Indonesia Government International Bond	Barclays Bank PLC	1.570%	USD	800	1.000%	06/20/16	(22)
Indonesia Government International Bond	Barclays Bank PLC	1.570%	USD	800	1.000%	06/20/16	(22)
Indonesia Government International Bond	Morgan Stanley	1.647%	USD	3,100	1.000%	09/20/16	(98)
Indonesia Government International Bond	UBS	1.647%	USD	400	1.000%	09/20/16	(13)
Italy Government International Bond	Barclays Bank PLC	4.108%	USD	800	1.000%	03/20/16	(90)
Italy Government International Bond	Goldman Sachs	4.108%	USD	200	1.000%	03/20/16	(23)
Italy Government International Bond	Goldman Sachs	4.109%	USD	1,000	1.000%	06/20/16	(119)
Japan Government International Bond	Bank of America	1.191%	USD	100	1.000%	03/20/16	(1)
Japan Government International Bond	Bank of America	1.191%	USD	200	1.000%	03/20/16	(2)
Japan Government International Bond	Goldman Sachs	1.244%	USD	1,700	1.000%	06/20/16	(20)
Japan Government International Bond	JPMorgan	1.191%	USD	700	1.000%	03/20/16	(7)
Kazakhstan Government International Bond	Citibank	2.433%	USD	300	1.000%	03/20/16	(17)
Kazakhstan Government International Bond	Deutsche Bank	2.433%	USD	300	1.000%	03/20/16	(17)
Kazakhstan Government International Bond	HSBC	2.433%	USD	400	1.000%	03/20/16	(22)
Korea Government International Bond	Bank of America	1.421%	USD	600	1.000%	09/20/16	(11)
Korea Government International Bond	Deutsche Bank	1.363%	USD	500	1.000%	06/20/16	(8)
Korea Government International Bond	Deutsche Bank	1.363%	USD	400	1.000%	06/20/16	(6)
Korea Government International Bond	HSBC	1.421%	USD	400	1.000%	09/20/16	(7)
Korea Government International Bond	UBS	1.421%	USD	700	1.000%	09/20/16	(13)
Mexico Government International Bond	Bank of America	1.171%	USD	300	1.000%	09/20/15	(2)
Mexico Government International Bond	Barclays Bank PLC	1.244%	USD	5,000	1.000%	03/20/16	(51)
Mexico Government International Bond	Citibank	1.171%	USD	700	1.000%	09/20/15	(5)
Mexico Government International Bond	Citibank	1.301%	USD	12,800	1.000%	06/20/16	(166)
Mexico Government International Bond	Deutsche Bank	1.301%	USD	3,300	1.000%	06/20/16	(43)
Mexico Government International Bond	Deutsche Bank	1.244%	USD	3,100	1.000%	03/20/16	(32)
Mexico Government International Bond	Goldman Sachs	1.301%	USD	2,100	1.000%	06/20/16	(27)
Mexico Government International Bond	HSBC	1.244%	USD	4,700	1.000%	03/20/16	(48)
Mexico Government International Bond	JPMorgan	1.246%	USD	2,600	0.920%	03/20/16	(35)
Spain Government International Bond	Bank of America	3.685%	USD	200	1.000%	03/20/16	(20)
Spain Government International Bond	Goldman Sachs	3.685%	USD	200	1.000%	03/20/16	(20)
Spain Government International Bond	Goldman Sachs	3.699%	USD	1,000	1.000%	06/20/16	(106)
United Kingdom Gilt	Citibank	0.683%	USD	5,700	1.000%	06/20/16	80
United Kingdom Gilt	Deutsche Bank	0.630%	USD	600	1.000%	03/20/16	9
United Kingdom Gilt	Morgan Stanley	0.683%	USD	2,100	1.000%	06/20/16	29
United Kingdom Gilt	Societe Generale	0.415%	USD	4,000	1.000%	03/20/15	69
United Kingdom Gilt	Societe Generale	0.415%	USD	2,700	1.000%	03/20/15	46
United Kingdom Gilt	UBS	0.415%	USD	400	1.000%	03/20/15	7
United Kingdom Gilt	UBS	0.415%	USD	700	1.000%	03/20/15	12
United Kingdom Gilt	UBS	0.683%	USD	1,200	1.000%	06/20/16	17

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($3,057)							(4,125)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $10,252 (å)							790

See accompanying notes which are an integral part of this quarterly report.

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$584,730	$2,022	$586,752
Corporate Bonds and Notes	—	1,359,712	36,127	1,395,839
International Debt	—	660,781	12,017	672,798
Loan Agreements	—	22,492	7	22,499
Mortgage-Backed Securities	—	3,029,508	88,090	3,117,598
Municipal Bonds	—	148,365	9,106	157,471
Non-US Bonds	—	100,710	—	100,710
United States Government Agencies	—	111,960	—	111,960
United States Government Treasuries	—	1,264,675	—	1,264,675
Preferred Stocks	3,276	—	3,594	6,870
Options Purchased	—	170	—	170
Short-Term Investments	—	1,023,168	3,580	1,026,748
Repurchase Agreements	—	3,100	—	3,100
Other Securities	—	57,521	—	57,521

Total Investments	3,276	8,366,892	154,543	8,524,711

Other Financial Instruments
Futures Contracts	9,061	—	—	9,061
Options Written	(1)	(547)	(69)	(617)
Foreign Currency Exchange Contracts	(28)	(4,113)	—	(4,141)
Interest Rate Swap Contracts	—	(200)	1,121	921
Credit Default Swap Contracts	—	(2,324)	(7,138)	(9,462)

Total Other Financial Instruments*	$9,032	$(7,184)	$(6,086)	$(4,238)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2012 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/11	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)

Long-Term Investments
Asset-Backed Securities	$4,524	$—	$—	$2	$—
Corporate Bonds and Notes	37,770	1,206	2,536	(91)	79
International Debt	11,670	—	—	(19)	—
Loan Agreements	8	—	—	—	—
Mortgage-Backed Securities	106,261	—	14,972	(2)	(12)
Municipal Bonds	5,813	—	—	10	—
Preferred Stocks	3,604	—	—	—	—
Short-Term Investments	3,559	—	2	(11)	—

Total-Term Investments	173,209	1,206	17,510	(111)	67

Other Financial Instruments
Options Written	(372)	—	—	—	281
Interest Rate Swap Contracts	—	—	—	—	—
Credit Default Swap Contracts	—	—	—	—	—

Total Other Financial Instruments	(372)	—	—	—	281

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings, continued — January 31, 2012

Amounts in thousands

Category and Subcategory	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 01/31/12	Change in Unrealized Appreciation/ (Depreciation) on Investments still held as of 01/31/12

Long-Term Investments
Asset-Backed Securities	$794	$3,275	$(23)	$2,022	$(23)
Corporate Bonds and Notes	—	—	(301)	36,127	(349)
International Debt	—	—	366	12,017	(366)
Loan Agreements	—	—	(1)	7	(1)
Mortgage-Backed Securities	—	3,691	506	88,090	113
Municipal Bonds	3,398	—	(115)	9,106	(115)
Preferred Stocks	—	—	(10)	3,594	(10)
Short-Term Investments	—	—	34	3,580	34

Total Investments	4,192	6,966	456	154,543	(717)

Other Financial Instruments
Options Written	—	—	22	(69)	(—)
Interest Rate Swap Contracts	—	—	1,121	1,121	1,121
Credit Default Swap Contracts	—	—	(7,138)	(7,138)	(7,138)

Total Other Financial Instruments	—	—	(5,995)	(6,086)	(6,017)

See accompanying notes which are an integral part of this quarterly report.

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 91.3%
Asset-Backed Securities - 3.7%
Accredited Mortgage Loan Trust
Series 2007-1 Class A4 0.496% due 02/25/37 (Ê)	2,583	1,083
ACE Securities Corp.
Series 2005-SD3 Class A 0.676% due 08/25/45 (Ê)	98	93
Series 2006-HE4 Class A2A 0.336% due 10/25/36 (Ê)	49	12
Ally Master Owner Trust
Series 2011-3 Class A2 1.810% due 05/15/16	1,550	1,570
AmeriCredit Automobile Receivables Trust
Series 2011-4 Class A3 1.170% due 05/09/16	1,560	1,560
Ameriquest Mortgage Securities, Inc.
Series 2004-R2 Class A1A 0.621% due 04/25/34 (Ê)	301	244
Series 2004-R10 Class A5 0.666% due 11/25/34 (Ê)	2	2
Series 2005-R10 Class A2B 0.496% due 12/25/35 (Ê)	562	526
Argent Securities, Inc.
Series 2003-W9 Class M1 1.311% due 03/25/34 (Ê)	641	520
Asset Backed Funding Certificates Zero coupon due	1,977	1,883
Asset Backed Securities Corp. Home Equity
Series 2003-HE7 Class M1 1.260% due 12/15/33 (Ê)	264	199
Series 2006-HE2 Class A1A 0.526% due 03/25/36 (Ê)	1,346	37
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A Class A 4.640% due 05/20/16 (Þ)	260	281
Series 2010-5A Class A 3.150% due 03/20/17 (Þ)	220	224
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3 5.865% due 02/28/41	410	308
Bear Stearns Asset Backed Securities Trust
Series 2003-1 Class A1 1.276% due 11/25/42 (Ê)	75	63
Series 2003-SD1 Class A 0.726% due 12/25/33 (Ê)	61	51
Series 2004-SD3 Class A3 0.846% due 09/25/34 (Ê)	199	172
Series 2005-TC2 Class A3 0.646% due 08/25/35 (Ê)	1,945	1,674
Series 2006-SD2 Class A2 0.476% due 06/25/36 (Ê)	35	35
Series 2007-HE5 Class 1A1 0.366% due 06/25/47 (Ê)	16	15
Series 2007-HE6 Class 1A1 1.526% due 08/25/37 (Ê)	549	326

	Principal Amount ($) or Shares	Market Value $
BNC Mortgage Loan Trust
Series 2007-2 Class A2 0.376% due 05/25/37 (Ê)	95	84
Series 2008-4 Class A3A 0.526% due 11/25/37 (Ê)	885	864
Brazos Higher Education Authority
Series 2010-1 Class A2 1.706% due 02/25/35 (Ê)	1,500	1,364
Series 2011-2 Class A3 1.560% due 10/27/36 (Ê)	525	473
Business Loan Express
Series 2003-2A Class A 1.076% due 01/25/32 (Ê)(Þ)	167	123
Carrington Mortgage Loan Trust
Series 2005-NC3 Class M1 0.716% due 06/25/35 (Ê)	2,200	1,811
Series 2005-NC5 Class A2 0.596% due 10/25/35 (Ê)	69	64
Series 2006-NC3 Class A3 0.426% due 08/25/36 (Ê)	2,105	536
Centex Home Equity
Series 2003-B Class AF4 3.735% due 02/25/32	2,253	1,965
Series 2006-A Class AV4 0.526% due 06/25/36 (Ê)	1,700	940
CIT Education Loan Trust
Series 2007-1 Class A 0.664% due 03/25/42 (Ê)(Þ)	1,158	1,045
Citibank Omni Master Trust
Series 2009-A8 Class A8 2.390% due 05/16/16 (Ê)(Þ)	1,000	1,005
Citigroup Mortgage Loan Trust, Inc.
Series 2006-HE1 Class A4 0.546% due 01/25/36 (Ê)	1,432	1,334
Series 2006-SHL1 Class A1 0.476% due 11/25/45 (Ê)(Þ)	472	325
Series 2007-AHL3 Class A3A 0.336% due 07/25/45 (Ê)	137	95
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A 0.756% due 12/25/31 (Ê)	62	33
Series 2005-4 Class MV1 0.736% due 10/25/35 (Ê)	611	592
Series 2006-6 Class 2A2 0.456% due 09/25/36 (Ê)	299	238
Series 2006-BC1 Class 1A 0.476% due 04/25/36 (Ê)	638	472
Series 2006-BC4 Class 2A2 0.436% due 11/25/36 (Ê)	1,820	1,166
Series 2007-7 Class 2A1 0.356% due 10/25/47 (Ê)	20	20
Countrywide Home Equity Loan Trust
Series 2005-A Class 2A 0.525% due 04/15/35 (Ê)	130	74
Series 2005-G Class 2A 0.515% due 12/15/35 (Ê)	669	367

Russell Investment Grade Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-E Class 2A 0.425% due 07/15/36 (Ê)	392	234
Series 2007-GW Class A 0.835% due 08/15/37 (Ê)	201	165
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	541
Series 2005-CB5 Class AV2 0.536% due 08/25/35 (Ê)	54	50
Series 2007-RP1 Class A 0.586% due 05/25/46 (Ê)(Þ)	849	359
Educational Funding of the South, Inc.
Series 2011-1 Class A2 1.210% due 04/25/35 (Ê)	500	461
Ellington Loan Acquisition Trust
Series 2007-1 Class A2A1 1.276% due 05/26/37 (Ê)(Þ)	255	231
Fannie Mae Grantor Trust
Series 2003-T4 Class 1A 0.495% due 09/26/33 (Ê)	129	127
Series 2003-T4 Class 2A5 5.407% due 09/26/33	736	783
Fannie Mae Whole Loan
Series 2003-W5 Class A 0.496% due 04/25/33 (Ê)	110	105
Series 2003-W9 Class A 0.516% due 06/25/33 (Ê)	163	155
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1 1.500% due 09/15/15	1,000	1,010
GE-WMC Mortgage Securities LLC
Series 2006-1 Class A2A 0.316% due 08/25/36 (Ê)	11	3
Greenpoint Manufactured Housing
Series 2000-6 Class A3 2.292% due 11/22/31 (Ê)	325	270
Series 2001-2 Class IA2 3.776% due 02/20/32 (Ê)	300	227
Series 2001-2 Class IIA2 3.778% due 03/13/32 (Ê)	375	283
GSAA Trust
Series 2006-2 Class 2A3 0.546% due 12/25/35 (Ê)	570	515
GSAMP Trust
Series 2004-SEA2 Class A2B 0.826% due 03/25/34 (Ê)	691	674
Hertz Vehicle Financing LLC
Series 2009-2A Class A2 5.290% due 03/25/16 (Þ)	280	307
Home Equity Asset Trust
Series 2003-8 Class M1 1.356% due 04/25/34 (Ê)	510	375
HSBC Home Equity Loan Trust
Series 2005-1 Class A 0.571% due 01/20/34 (Ê)	341	309

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A1 0.441% due 01/20/36 (Ê)	1,377	1,251
Series 2006-2 Class A1 0.431% due 03/20/36 (Ê)	802	741
Series 2006-4 Class A3V 0.431% due 03/20/36 (Ê)	1,658	1,598
Series 2007-1 Class AS 0.481% due 03/20/36 (Ê)	1,375	1,174
Series 2007-2 Class A2V 0.441% due 07/20/36 (Ê)	847	843
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH1 Class AV4 0.406% due 11/25/36 (Ê)	2,575	2,040
Series 2007-CH3 Class A2 0.356% due 03/25/37 (Ê)	84	81
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B Class A4 5.270% due 04/15/40	853	894
Lehman XS Trust
Series 2005-1 Class 2A1 1.757% due 07/25/35 (Ê)	288	211
Series 2005-5N Class 1A1 0.576% due 11/25/35 (Ê)	318	230
Series 2005-7N Class 1A1B 0.576% due 12/25/35 (Ê)	273	73
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1 0.836% due 10/25/34 (Ê)	34	25
Morgan Stanley ABS Capital I
Series 2003-NC6 Class M1 1.476% due 06/25/33 (Ê)	382	296
Series 2003-NC7 Class M1 1.326% due 06/25/33 (Ê)	324	262
Series 2005-WMC1 Class M1 0.981% due 01/25/35 (Ê)	131	130
Series 2007-HE2 Class A2B 0.366% due 01/25/37 (Ê)	2,800	920
Series 2007-HE6 Class A1 0.336% due 05/25/37 (Ê)	45	38
Nelnet Student Loan Trust
Series 2004-4 Class A5 0.720% due 01/25/37 (Ê)	200	189
Novastar Home Equity Loan
Series 2003-3 Class A2C 1.336% due 12/25/33 (Ê)	298	244
Option One Mortgage Loan Trust
Series 2007-6 Class 2A1 0.336% due 07/25/37 (Ê)	109	104
Ownit Mortgage Loan Asset Backed Certificates
Series 2006-6 Class A2C 0.436% due 09/25/37 (Ê)	2,390	747
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1 0.976% due 12/25/34 (Ê)	1,111	1,076

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-WCW2 Class M1 0.896% due 10/25/34 (Ê)	2,099	2,050
Series 2005-WCW1 Class A3D 0.616% due 09/25/35 (Ê)	930	895
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 5.615% due 01/25/36	185	160
Prestige Auto Receivables Trust
Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	1,555	1,564
RAAC Series
Series 2006-RP2 Class A 0.526% due 02/25/37 (Ê)(Þ)	300	216
Renaissance Home Equity Loan Trust
Series 2003-3 Class A 0.776% due 12/25/33 (Ê)	256	205
Series 2005-2 Class AF4 4.934% due 08/25/35	585	457
Series 2006-1 Class AF6 5.746% due 05/25/36	289	132
Residential Asset Mortgage Products, Inc.
Series 2003-RS2 Class AII 0.956% due 03/25/33 (Ê)	70	47
Series 2003-RS3 Class AII 0.996% due 04/25/33 (Ê)	43	30
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	196	180
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	1,001	998
Residential Asset Securities Corp.
Series 2001-KS1 Class AI6 6.349% due 03/25/32	350	318
Series 2001-KS1 Class AII 0.746% due 03/25/32 (Ê)	19	18
Series 2001-KS3 Class AII 0.736% due 09/25/31 (Ê)	38	28
Series 2003-KS4 Class AIIB 0.856% due 06/25/33 (Ê)	118	68
Series 2005-EMX3 Class M1 0.706% due 09/25/35 (Ê)	1,000	925
Series 2005-KS12 Class A2 0.526% due 01/25/36 (Ê)	1,053	1,001
SACO I, Inc.
Series 2005-WM3 Class A1 0.796% due 09/25/35 (Ê)	40	16
Santander Drive Auto Receivables Trust
Series 2011-1 Class A3 1.280% due 01/15/15	1,560	1,562
Series 2011-2 Class B 2.660% due 01/15/16	970	976
Saxon Asset Securities Trust
Series 2004-1 Class A 0.816% due 03/25/35 (Ê)	57	39
Series 2005-1 Class M1 0.736% due 05/25/35 (Ê)	781	542

	Principal Amount ($) or Shares	Market Value $
Security National Mortgage Loan Trust
Series 2006-3A Class A1 0.556% due 01/25/37 (Ê)(Þ)	161	145
Sierra Receivables Funding Co. LLC
Series 2006-1A Class A2 0.431% due 05/20/18 (Ê)(Þ)	61	60
SLM Student Loan Trust
Series 2006-5 Class A6B 0.680% due 10/25/40 (Ê)	1,000	896
Series 2008-2 Class A1 0.860% due 01/25/15 (Ê)	8	8
Small Business Administration Participation Certificates
Series 2003-20I Class 1 5.130% due 09/01/23	43	48
Soundview Home Equity Loan Trust
Series 2006-WF2 Class A2C 0.416% due 12/25/36 (Ê)	2,505	2,050
Specialty Underwriting & Residential Finance
Series 2003-BC1 Class A 0.956% due 01/25/34 (Ê)	25	19
Structured Asset Securities Corp.
Series 2002-AL1 Class A3 3.450% due 02/25/32	257	235
Series 2002-HF1 Class A 0.856% due 01/25/33 (Ê)	9	8
Series 2006-WF2 Class A3 0.426% due 07/25/36 (Ê)	2,098	2,029
Truman Capital Mortgage Loan Trust
Series 2006-1 Class A 0.536% due 03/25/36 (Ê)(Þ)	685	471
Wells Fargo Home Equity Trust
Series 2004-2 Class AI6 5.000% due 05/25/34	1,900	1,894

		66,509

Corporate Bonds and Notes - 16.6%
Air 2 US
8.027% due 10/01/19 (Þ)	373	343
Allstate Life Global Funding Trusts
5.375% due 04/30/13	400	423
Altria Group, Inc.
8.500% due 11/10/13	220	248
9.700% due 11/10/18	1,285	1,770
10.200% due 02/06/39	325	515
American Express Co.
7.000% due 03/19/18	200	246
American Express Credit Corp.
5.875% due 05/02/13	2,400	2,538
American International Group, Inc.
3.750% due 11/30/13 (Þ)	200	198
5.050% due 10/01/15	200	205
4.875% due 09/15/16	1,190	1,208
8.250% due 08/15/18	1,500	1,727
6.250% due 03/15/37	2,100	1,659

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AmerisourceBergen Corp.
5.875% due 09/15/15	540	620
Amgen, Inc.
3.875% due 11/15/21 (Ñ)	1,480	1,541
5.650% due 06/15/42	300	338
Anadarko Petroleum Corp.
6.375% due 09/15/17	1,300	1,538
6.450% due 09/15/36	865	1,033
Analog Devices, Inc.
5.000% due 07/01/14	755	827
Anheuser-Busch Cos., Inc.
5.500% due 01/15/18	540	638
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 03/26/13 (Ñ)	1,970	2,006
5.375% due 01/15/20	1,830	2,167
Apache Corp.
6.000% due 09/15/13	460	501
6.000% due 01/15/37	200	259
Applied Materials, Inc.
5.850% due 06/15/41	745	870
Aristotle Holding, Inc.
3.500% due 11/15/16 (Þ)	1,410	1,450
4.750% due 11/15/21 (Þ)	1,085	1,148
AT&T Corp.
8.000% due 11/15/31	540	785
AT&T, Inc.
5.100% due 09/15/14	240	265
2.950% due 05/15/16	4,120	4,365
6.500% due 09/01/37	1,095	1,351
5.550% due 08/15/41	650	753
Bank of America Corp.
7.375% due 05/15/14	1,655	1,786
3.625% due 03/17/16	325	318
5.625% due 10/14/16 (Ñ)	1,820	1,882
6.000% due 09/01/17	655	686
5.750% due 12/01/17	950	978
Series MTNL 5.650% due 05/01/18	2,310	2,363
Bank of America NA
Series BKNT 0.826% due 06/15/16 (Ê)(Ñ)	1,200	980
0.846% due 06/15/17 (Ê)(Ñ)	1,340	1,000
6.100% due 06/15/17	1,900	1,927
6.000% due 10/15/36	300	282
Bear Stearns Cos. LLC (The)
7.250% due 02/01/18	425	508
Becton Dickinson and Co.
3.250% due 11/12/20	590	622
Berkshire Hathaway, Inc.
3.750% due 08/15/21 (Ñ)	1,000	1,059
Boeing Capital Corp.
2.125% due 08/15/16 (Ñ)	425	442
Boston Scientific Corp.
4.500% due 01/15/15	1,085	1,158
Braskem America Finance Co.
7.125% due 07/22/41 (Þ)	975	959

	Principal Amount ($) or Shares	Market Value $
Broadcom Corp.
2.700% due 11/01/18 (Ñ)	990	1,017
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust
4.967% due 04/01/23	155	176
Burlington Northern Santa Fe LLC
3.450% due 09/15/21	565	586
6.875% due 12/01/27	90	115
Cameron International Corp.
1.459% due 06/02/14 (Ê)	400	401
Cargill, Inc.
3.250% due 11/15/21 (Þ)	540	547
Caterpillar Financial Services Corp.
6.200% due 09/30/13	650	709
Caterpillar, Inc.
0.649% due 05/21/13 (Ê)(Ñ)	1,600	1,605
CBS Corp.
4.300% due 02/15/21 (Ñ)	955	1,012
Celgene Corp.
3.950% due 10/15/20	745	774
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	125	146
Cigna Corp.
5.375% due 02/15/42	760	807
Cisco Systems, Inc.
4.950% due 02/15/19	750	882
Citigroup Capital XXI
8.300% due 12/21/57	1,000	1,018
Citigroup, Inc.
5.500% due 04/11/13	675	700
5.850% due 07/02/13	100	104
6.500% due 08/19/13	1,455	1,543
6.375% due 08/12/14	350	379
5.000% due 09/15/14	1,500	1,543
6.000% due 08/15/17	300	329
6.125% due 11/21/17	1,980	2,178
6.125% due 05/15/18	670	736
8.500% due 05/22/19	100	122
6.125% due 08/25/36	500	482
6.875% due 03/05/38	1,470	1,728
8.125% due 07/15/39	975	1,275
5.875% due 01/30/42 (Ñ)	600	621
Cleco Power LLC
6.000% due 12/01/40	1,100	1,332
Cliffs Natural Resources, Inc.
4.875% due 04/01/21 (Ñ)	435	449
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	85	89
Comcast Corp.
6.300% due 11/15/17	1,125	1,354
5.700% due 05/15/18	650	762
6.500% due 11/15/35	350	430
6.550% due 07/01/39	1,375	1,725
Commonwealth Edison Co.
5.800% due 03/15/18	865	1,025

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ConocoPhillips
6.500% due 02/01/39	275	386
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A
5.983% due 04/19/22	2,463	2,626
Continental Airlines 2009-1 Pass Through Trust Series 09-1
9.000% due 07/08/16	442	491
Corn Products International, Inc.
3.200% due 11/01/15	860	889
COX Communications, Inc.
5.450% due 12/15/14	210	234
Credit Suisse USA, Inc.
5.500% due 08/15/13 (Ñ)	115	120
Crown Castle Towers LLC
3.214% due 08/15/15 (Þ)	540	547
CSX Corp.
4.750% due 05/30/42	350	365
CVS Caremark Corp.
3.250% due 05/18/15	760	806
6.250% due 06/01/27	815	1,002
CVS Pass-Through Trust
5.789% due 01/10/26 (Þ)	229	242
5.880% due 01/10/28	11	11
Daimler Finance NA LLC
1.950% due 03/28/14 (Þ)	515	514
DCP Midstream Operating, LP
3.250% due 10/01/15	975	985
Dell, Inc.
5.650% due 04/15/18 (Ñ)	475	558
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821% due 08/10/22 (Ñ)	1,479	1,597
Delta Air Lines 2010-1 Class A Pass Through Trust
Series 1A
6.200% due 07/02/18 (Ñ)	922	991
Devon Energy Corp.
4.000% due 07/15/21	485	532
DirectTV Holdings LLC/DirectTV Financing Co., Inc.
3.550% due 03/15/15	975	1,019
3.125% due 02/15/16	1,210	1,245
5.000% due 03/01/21	2,345	2,579
Dominion Resources, Inc.
4.450% due 03/15/21	1,355	1,522
Dow Chemical Co. (The)
8.550% due 05/15/19 (Ñ)	420	557
Duke Energy Carolinas LLC
6.000% due 01/15/38	325	426
Duke Energy Corp.
6.300% due 02/01/14	225	248
3.950% due 09/15/14	410	440

	Principal Amount ($) or Shares	Market Value $
Ecolab, Inc.
4.350% due 12/08/21	865	954
5.500% due 12/08/41	1,085	1,250
Enterprise Products Operating LLC
5.250% due 01/31/20	1,190	1,331
Series O
9.750% due 01/31/14	830	956
ERAC USA Finance LLC
2.250% due 01/10/14 (Þ)	1,385	1,389
7.000% due 10/15/37 (Þ)	570	681
Exelon Corp.
4.900% due 06/15/15	1,965	2,146
Express Scripts, Inc.
3.125% due 05/15/16 (Ñ)	830	859
Farmers Exchange Capital
7.050% due 07/15/28 (Þ)	1,035	1,135
7.200% due 07/15/48 (Þ)	700	757
Farmers Insurance Exchange
8.625% due 05/01/24 (Þ)	610	772
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	1,410	1,488
General Electric Capital Corp.
5.900% due 05/13/14	370	409
5.625% due 05/01/18	1,270	1,456
4.375% due 09/16/20	700	732
4.650% due 10/17/21	760	803
5.875% due 01/14/38	3,775	4,130
Series EMTN 0.609% due 03/20/14 (Ê)	800	785
Series GMTN 6.150% due 08/07/37	670	759
6.875% due 01/10/39	1,100	1,366
Series MTNA 0.806% due 09/15/14 (Ê)(Ñ)	830	806
General Electric Co.
5.250% due 12/06/17	1,155	1,350
Georgia-Pacific LLC
8.875% due 05/15/31	760	1,056
Gerdau Holdings, Inc.
7.000% due 01/20/20 (Þ)	600	654
Series REGS
7.000% due 01/20/20	1,200	1,308
Gilead Sciences, Inc.
4.400% due 12/01/21 (Ñ)	825	893
Goldman Sachs Group, Inc. (The)
4.750% due 07/15/13	320	332
5.250% due 10/15/13	150	157
3.625% due 02/07/16 (Ñ)	750	747
6.250% due 09/01/17	1,025	1,125
6.150% due 04/01/18	360	388
7.500% due 02/15/19	1,134	1,287
5.375% due 03/15/20	1,200	1,217
5.250% due 07/27/21	1,500	1,499
5.950% due 01/15/27	250	252
6.450% due 05/01/36	125	121
6.750% due 10/01/37	2,300	2,278

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSPA Monetization Trust
6.422% due 10/09/29 (Þ)	683	639
Hartford Financial Services Group, Inc.
5.375% due 03/15/17	460	476
HCP, Inc.
3.750% due 02/01/16	555	577
6.300% due 09/15/16 (Ñ)	500	566
6.700% due 01/30/18 (Ñ)	1,025	1,194
Series MTNE
6.000% due 06/15/14	1,000	1,059
Health Care REIT, Inc.
6.125% due 04/15/20	1,700	1,858
5.250% due 01/15/22	1,065	1,124
6.500% due 03/15/41	750	818
Hewlett-Packard Co.
0.786% due 05/24/13 (Ê)	1,900	1,889
4.750% due 06/02/14	865	925
2.650% due 06/01/16	760	770
3.300% due 12/09/16 (Ñ)	1,575	1,646
3.750% due 12/01/20	825	830
4.650% due 12/09/21	1,410	1,517
Historic TW, Inc.
8.050% due 01/15/16 (Ñ)	565	674
Home Depot, Inc.
5.875% due 12/16/36	450	561
HSBC Finance Corp.
6.676% due 01/15/21	975	1,013
Humana, Inc.
6.450% due 06/01/16	540	610
Hyundai Capital America
3.750% due 04/06/16 (Þ)	965	971
ILFC E-Capital Trust II
6.250% due 12/21/65 (Þ)	290	209
Intel Corp.
1.950% due 10/01/16	540	560
3.300% due 10/01/21	760	806
International Business Machines Corp.
5.700% due 09/14/17	700	855
International Lease Finance Corp.
5.625% due 09/20/13	400	401
6.500% due 09/01/14 (Þ)	2,675	2,819
5.750% due 05/15/16	100	98
6.750% due 09/01/16 (Þ)	300	323
International Paper Co.
4.750% due 02/15/22	435	470
6.000% due 11/15/41	435	496
JP Morgan Chase Capital XIII
Series M
1.529% due 09/30/34 (Ê)	625	447
JP Morgan Chase Capital XX
Series T
6.550% due 09/29/36	200	201
JP Morgan Chase Capital XXIII
1.457% due 05/15/47 (Ê)(Ñ)	3,495	2,450
JPMorgan Chase & Co.
5.375% due 01/15/14	475	508
2.050% due 01/24/14 (Ñ)	860	871

	Principal Amount ($) or Shares	Market Value $
6.000% due 01/15/18	425	482
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	85	93
6.000% due 10/01/17	1,800	1,999
JPMorgan Chase Capital XXVII
Series AA
7.000% due 11/01/39	930	942
KCP&L Greater Missouri Operations Co.
8.270% due 11/15/21	425	529
Kellogg Co.
4.450% due 05/30/16	800	893
Kentucky Utilities Co.
Series WI
5.125% due 11/01/40	555	660
Kinder Morgan Energy Partners, LP
5.000% due 12/15/13	115	122
3.500% due 03/01/16	735	773
6.950% due 01/15/38	625	720
Kraft Foods, Inc.
2.625% due 05/08/13	4,900	4,995
4.125% due 02/09/16	760	826
6.125% due 02/01/18	900	1,075
5.375% due 02/10/20	525	613
6.500% due 02/09/40	1,450	1,860
Kroger Co. (The)
2.200% due 01/15/17	1,040	1,050
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
Lehman Brothers Holdings, Inc.
6.500% due 07/19/17 (Ø)	390	—
6.750% due 12/28/17 (Ø)	990	—
6.875% due 05/02/18 (Ø)	200	55
Lockheed Martin Corp.
3.350% due 09/15/21	810	823
Lorillard Tobacco Co.
8.125% due 06/23/19	1,245	1,517
6.875% due 05/01/20	1,300	1,500
Lowe’s Cos., Inc.
3.800% due 11/15/21	540	582
Macy’s Retail Holdings, Inc.
3.875% due 01/15/22	435	445
5.125% due 01/15/42	675	703
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	180	176
Marathon Petroleum Corp.
Series WI
3.500% due 03/01/16	695	716
MBNA Corp.
6.125% due 03/01/13 (Ñ)	445	460
Mead Johnson Nutrition Co.
4.900% due 11/01/19	50	57
Merrill Lynch & Co., Inc.
6.400% due 08/28/17	800	846
MetLife Institutional Funding II
1.481% due 04/04/14 (Ê)(Þ)	1,900	1,900

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MetLife, Inc.
6.750% due 06/01/16 (Ñ)	650	767
4.750% due 02/08/21	770	853
10.750% due 08/01/39	540	751
Metropolitan Life Global Funding I
5.125% due 06/10/14 (Þ)	300	326
MidAmerican Energy Co.
5.800% due 10/15/36	300	362
Morgan Stanley
6.000% due 05/13/14	680	714
3.800% due 04/29/16 (Ñ)	655	636
1.015% due 10/18/16 (Ê)	2,195	1,899
5.550% due 04/27/17	410	420
6.250% due 08/28/17	300	312
6.625% due 04/01/18	2,505	2,639
5.625% due 09/23/19	1,015	1,010
5.500% due 07/24/20	1,025	1,012
Series GMTN
2.953% due 05/14/13 (Ê)	500	500
5.450% due 01/09/17	600	614
Mosaic Co. (The)
3.750% due 11/15/21	975	1,021
National City Bank
Series BKNT
0.904% due 06/07/17 (Ê)	1,400	1,263
National Rural Utilities Cooperative Finance Corp.
1.900% due 11/01/15	435	443
NBCUniversal Media LLC
3.650% due 04/30/15	2,695	2,876
New Cingular Wireless Services, Inc.
8.750% due 03/01/31	435	640
News America, Inc.
8.250% due 10/17/96	65	77
Series WI
6.150% due 02/15/41	1,890	2,257
Nisource Finance Corp.
6.400% due 03/15/18	250	292
Ohio National Financial Services, Inc.
6.375% due 04/30/20 (Þ)	5,000	5,712
Oncor Electric Delivery Co. LLC
5.950% due 09/01/13	760	814
6.800% due 09/01/18	1,350	1,658
Oracle Corp.
5.750% due 04/15/18	1,250	1,536
Panhandle Eastern Pipeline Co., LP
8.125% due 06/01/19	1,725	2,117
PepsiCo, Inc.
4.875% due 11/01/40	540	629
Petrohawk Energy Corp.
7.250% due 08/15/18	865	986
Philip Morris International, Inc.
2.500% due 05/16/16	1,085	1,130
5.650% due 05/16/18 (Ñ)	300	364
Principal Life Income Funding Trusts
5.300% due 04/24/13 (Ñ)	300	316

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.
3.875% due 01/14/15	535	561
6.200% due 11/15/40	670	745
Prudential Holdings LLC
8.695% due 12/18/23 (Þ)	1,675	2,043
Public Service Co. of New Mexico
7.950% due 05/15/18	675	803
Public Service Electric & Gas Co.
5.300% due 05/01/18	800	961
Quest Diagnostics, Inc.
3.200% due 04/01/16	70	73
Qwest Corp.
6.750% due 12/01/21	770	854
Raytheon Co.
3.125% due 10/15/20	385	399
Republic Services, Inc.
5.250% due 11/15/21	820	941
6.200% due 03/01/40	340	413
Rockies Express Pipeline LLC
6.850% due 07/15/18 (Þ)	1,085	1,042
SABMiller Holdings, Inc.
2.450% due 01/15/17 (Þ)	1,950	1,992
4.950% due 01/15/42 (Å)	1,090	1,159
Simon Property Group, LP
6.100% due 05/01/16 (Ñ)	295	340
10.350% due 04/01/19	650	917
SLM Corp.
8.450% due 06/15/18	1,000	1,083
Southern Copper Corp.
6.375% due 07/27/15	435	483
5.375% due 04/16/20 (Ñ)	375	412
Southwestern Electric Power Co.
6.450% due 01/15/19	770	906
State Street Capital Trust IV
1.546% due 06/15/37 (Ê)	100	68
Stone Street Trust
5.902% due 12/15/15 (Þ)	900	887
Tennessee Gas Pipeline Co.
8.000% due 02/01/16	1,605	1,881
Texas-New Mexico Power Co.
9.500% due 04/01/19 (Þ)	800	1,051
Textron, Inc.
6.200% due 03/15/15	865	928
Time Warner Cable, Inc.
3.500% due 02/01/15	975	1,032
5.850% due 05/01/17	1,225	1,426
6.750% due 07/01/18	2,750	3,331
5.500% due 09/01/41	540	583
Time Warner, Inc.
3.150% due 07/15/15	1,820	1,931
4.875% due 03/15/20	1,570	1,754
Timken Co.
6.000% due 09/15/14	760	822
Toyota Motor Credit Corp.
3.400% due 09/15/21	1,925	1,988
Union Electric Co.
6.400% due 06/15/17 (Ñ)	545	660

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UnitedHealth Group, Inc.
6.000% due 06/15/17	4	5
6.500% due 06/15/37	120	158
US Bancorp
2.200% due 11/15/16	985	1,004
USB Capital IX
3.500% due 10/29/49 (ƒ)	200	150
Valero Energy Corp.
9.375% due 03/15/19	385	491
Verizon Communications, Inc.
3.000% due 04/01/16	760	808
6.100% due 04/15/18	550	673
3.500% due 11/01/21	705	737
6.400% due 02/15/38	800	1,012
4.750% due 11/01/41	1,365	1,456
Viacom, Inc.
2.500% due 12/15/16	740	755
Wachovia Corp.
5.625% due 10/15/16 (Ñ)	400	446
Wal-Mart Stores, Inc.
5.000% due 10/25/40	1,038	1,203
Waste Management, Inc.
4.750% due 06/30/20	1,045	1,167
WEA Finance LLC
7.125% due 04/15/18 (Þ)	2,400	2,887
WEA Finance LLC / WT Finance Aust Pty, Ltd.
7.500% due 06/02/14 (Þ)	1,070	1,184
6.750% due 09/02/19 (Þ)	120	142
Wells Fargo & Co.
3.625% due 04/15/15	2,740	2,915
Series K
7.980% due 03/29/49 (ƒ)(Ñ)	900	974
Wells Fargo Capital X
5.950% due 12/15/36	200	200
Williams Cos., Inc. (The)
7.750% due 06/15/31	526	637
WM Wrigley Jr Co.
3.050% due 06/28/13 (Þ)	5,000	5,089
Xerox Corp.
4.250% due 02/15/15	2,070	2,186
Yum! Brands, Inc.
4.250% due 09/15/15	435	472
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	3,460	3,252

		299,807

International Debt - 6.5%
Abbey National Treasury Services PLC
1.602% due 06/10/13 (ž)	3,500	3,495
2.875% due 04/25/14 (Ñ)	775	761
3.875% due 11/10/14 (Þ)	1,010	990
AK Transneft OJSC Via TransCapitalInvest, Ltd.
8.700% due 08/07/18 (Þ)	200	243
Series REGS
8.700% due 08/07/18	200	243

	Principal Amount ($) or Shares	Market Value $
ANZ National International, Ltd.
6.200% due 07/19/13 (Þ)	1,600	1,690
ArcelorMittal
5.375% due 06/01/13	1,375	1,422
5.250% due 08/05/20 (Ñ)	3,230	3,158
AstraZeneca PLC
5.900% due 09/15/17	300	366
Australia & New Zealand Banking Group, Ltd.
1.288% due 05/08/13 (Ê)(Þ)	700	700
Banco Santander Brasil SA
2.659% due 03/18/14 (Ê)(Þ)	900	859
4.500% due 04/06/15 (Þ)	100	99
4.250% due 01/14/16 (Ñ)(Þ)	500	488
Banco Santander Chile
2.162% due 01/19/16 (Ê)(Þ)	1,000	940
Bank of China Hong Kong, Ltd.
5.550% due 02/11/20 (Þ)	100	105
Bank of Montreal
2.850% due 06/09/15 (Þ)	300	317
Bank of Nova Scotia
0.589% due 10/18/12 (ž)	1,600	1,602
Banque Centrale de Tunisie SA
8.250% due 09/19/27	550	652
Banque PSA Finance SA
Series 144a
2.481% due 04/04/14 (Ê)(Ñ)(Þ)	700	635
Barclays Bank PLC
5.200% due 07/10/14 (Ñ)	785	827
BBVA Bancomer SA
4.500% due 03/10/16 (Þ)	200	201
6.500% due 03/10/21 (Þ)	400	398
BHP Billiton Finance USA, Ltd.
3.250% due 11/21/21 (Ñ)	1,825	1,915
BNP Paribas SA
5.186% due 06/29/49 (ƒ)(Þ)	1,900	1,368
Series BKNT
1.482% due 01/10/14 (Ê)(Ñ)	1,200	1,155
BP Capital Markets PLC
5.250% due 11/07/13	650	700
2.248% due 11/01/16 (Ñ)	895	916
Braskem Finance, Ltd.
5.750% due 04/15/21 (Ñ)(Þ)	300	299
Cenovus Energy, Inc.
4.500% due 09/15/14	435	471
Corp. Andina de Fomento
8.125% due 06/04/19	435	532
Corp. Nacional del Cobre de Chile
7.500% due 01/15/19 (Þ)	400	516
6.150% due 10/24/36 (Þ)	100	126
Credit Suisse AG/Guernsey
5.860% due 05/29/49 (ƒ)	520	452
Series 1
1.147% due 05/29/49 (Ê)(ƒ)	725	464
Credit Suisse NY
5.000% due 05/15/13	1,000	1,038
5.500% due 05/01/14	500	534

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 02/15/18 (Ñ)	500	524
Deutsche Telekom International Finance BV
4.875% due 07/08/14	540	577
Dexia Credit Local SA
1.033% due 04/29/14 (Ê)(Þ)	1,700	1,547
Dryden Leveraged Loan CDO 2002-II
Series 2003-5A Class A
1.110% due 12/22/15 (Ê)(Þ)	118	117
Electricite De France
5.500% due 01/26/14 (Þ)	400	428
6.500% due 01/26/19 (Ñ)(Þ)	400	463
6.950% due 01/26/39 (Þ)	400	474
Encana Corp.
3.900% due 11/15/21 (Ñ)	695	680
European Investment Bank
2.375% due 03/14/14	825	846
Export-Import Bank of China
4.875% due 07/21/15 (Þ)	200	216
Export-Import Bank of Korea
4.000% due 01/29/21 (Ñ)	500	480
FIH Erhvervsbank A/S
0.912% due 06/13/13 (Ê)(Þ)	5,900	5,895
France Telecom SA
5.375% due 01/13/42 (Ñ)	590	621
Gazprom OAO Via Gaz Capital SA
7.343% due 04/11/13 (Þ)	100	105
6.212% due 11/22/16 (Þ)	100	107
8.146% due 04/11/18 (Þ)	500	583
Series REGS
8.146% due 04/11/18	1,600	1,864
Gazprom OAO Via Gazprom International SA
Series REGS
7.201% due 02/01/20	45	49
Gazprom OAO Via RBS AG
Series REGS
9.625% due 03/01/13	100	107
Gazprom OAO Via White Nights Finance BV
Series REGS
10.500% due 03/08/14	200	225
10.500% due 03/25/14	200	226
General Electric Capital Corp.
5.500% due 09/15/67 (Þ)	300	341
Gerdau Trade, Inc.
5.750% due 01/30/21 (Þ)	100	101
Glitnir Banki HF
6.693% due 06/15/16 (Þ)(Ø)	700	—
Goldman Sachs Group, Inc. (The)
6.125% due 02/14/17	100	166
Granite Master Issuer PLC
Series 2006-3 Class A7
0.381% due 12/20/54 (Ê)	244	235
HBOS Capital Funding No2, LP
6.071% due 06/29/49 (ƒ)(Þ)	110	79

	Principal Amount ($) or Shares	Market Value $
HBOS PLC
Series GMTN
6.750% due 05/21/18 (Þ)	2,425	2,134
Hillmark Funding
Series 2006-1A Class A1
0.729% due 05/21/21 (Ê)(Þ)	1,400	1,308
HSBC Bank PLC
3.100% due 05/24/16 (Þ)	1,500	1,533
HSBC Finance Corp.
1.583% due 04/05/13 (Ê)	500	641
HSBC Holdings PLC
5.100% due 04/05/21	1,205	1,309
6.500% due 05/02/36	500	534
6.500% due 09/15/37	500	532
Hutchison Whampoa International 11, Ltd.
3.500% due 01/13/17 (Þ)	1,190	1,211
Indian Oil Corp., Ltd.
4.750% due 01/22/15	200	204
ING Bank NV
1.596% due 03/15/13 (Ê)(Þ)	1,900	1,875
1.940% due 06/09/14 (Ê)(Þ)	400	385
Ingersoll-Rand Global Holding Co., Ltd.
9.500% due 04/15/14	565	655
Intesa Sanpaolo SpA
2.906% due 02/24/14 (Ê)(Þ)	700	645
3.625% due 08/12/15 (Þ)	310	281
IPIC GMTN, Ltd.
5.000% due 11/15/20 (Þ)	300	304
5.500% due 03/01/22 (Þ)	1,190	1,205
Itau Unibanco Holding SA
6.200% due 04/15/20 (Ñ)(Þ)	1,800	1,865
Kaupthing Bank Hf
7.625% due 02/28/15 (Þ)(Ø)	1,210	300
7.125% due 05/19/16 (Þ)(Ø)	1,480	—
Korea Electric Power Corp.
3.000% due 10/05/15 (Þ)	1,200	1,205
5.125% due 04/23/34 (Þ)	155	160
Korea Gas Corp.
6.250% due 01/20/42 (Þ)	540	567
Korea Hydro & Nuclear Power Co., Ltd.
3.125% due 09/16/15 (Þ)	600	605
LBG Capital No..1 PLC
8.500% due 12/29/49 (ƒ)(Þ)	200	138
Mexico Government International Bond
6.050% due 01/11/40	334	404
Series MTNA
6.750% due 09/27/34	213	276
Morgan Stanley
Series GMTN
1.651% due 01/16/17 (Ê)	1,900	2,085
National Australia Bank, Ltd.
5.350% due 06/12/13 (Þ)	600	626
1.301% due 04/11/14 (Ê)(Þ)	2,500	2,464
Nexen, Inc.
7.500% due 07/30/39	435	552

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Noble Group, Ltd.
6.750% due 01/29/20 (Þ)	200	181
Series REGS
6.750% due 01/29/20	1,200	1,086
Nokia OYJ
5.375% due 05/15/19	435	442
Novatek Finance, Ltd.
5.326% due 02/03/16 (Þ)	200	205
Pernod-Ricard SA
2.950% due 01/15/17 (Þ)	1,515	1,542
4.450% due 01/15/22 (Þ)	675	705
5.500% due 01/15/42 (Þ)	435	458
Petrobras International Finance Co. - Pifco
3.875% due 01/27/16	1,900	1,945
5.750% due 01/20/20 (Ñ)	1,200	1,286
Petroleos Mexicanos
6.000% due 03/05/20 (Ñ)	400	448
4.875% due 01/24/22 (Þ)	540	557
Province of Ontario Canada
1.375% due 01/27/14	500	506
3.000% due 07/16/18	100	106
Qtel International Finance, Ltd.
5.000% due 10/19/25 (Þ)	975	982
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Series REGS
5.298% due 09/30/20	264	284
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838% due 09/30/27 (Þ)	250	266
Series REGS
5.832% due 09/30/16 (Å)	1,009	1,089
Resona Bank, Ltd.
5.850% due 09/29/49 (ƒ)(Ñ)(Þ)	100	102
Rio Tinto Finance USA, Ltd.
3.500% due 11/02/20	1,615	1,694
3.750% due 09/20/21	760	815
Royal Bank of Scotland Group PLC
Series 1
9.118% due 03/31/49 (ƒ)	200	172
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	1,255	1,244
Russian Foreign Bond - Eurobond
Series REGS
3.625% due 04/29/15	100	102
7.500% due 03/31/30	40	47
Sigma Alimentos SA de CV
5.625% due 04/14/18 (Þ)	435	444
SLM Corp.
1.756% due 06/17/13 (Ê)	650	800
SMART Trust
Series 2011-2USA Class A4A
2.310% due 04/14/17 (Þ)	1,545	1,566
Societe Generale SA
1.631% due 04/11/14 (Ê)(Þ)	2,700	2,545
Statoil ASA
1.800% due 11/23/16	435	445

	Principal Amount ($) or Shares	Market Value $
3.150% due 01/23/22	975	1,018
Suncor Energy, Inc.
5.950% due 12/01/34	435	523
Sydney Airport Finance Co. Pty, Ltd.
5.125% due 02/22/21 (Þ)	100	103
Telecom Italia Capital SA
5.250% due 10/01/15	400	387
Telefonica Emisiones SAU
2.582% due 04/26/13	1,105	1,093
3.992% due 02/16/16 (Ñ)	1,350	1,349
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	865	945
Temasek Financial I, Ltd.
4.300% due 10/25/19 (Þ)	300	326
TNK-BP Finance SA
Series 144a
7.500% due 07/18/16 (Þ)	100	110
Series REGS
6.625% due 03/20/17	400	424
7.875% due 03/13/18	1,600	1,788
Total Capital SA
4.450% due 06/24/20	635	720
Transocean, Inc.
5.250% due 03/15/13	280	287
5.050% due 12/15/16	975	1,045
6.375% due 12/15/21	540	612
7.350% due 12/15/41	865	1,041
Tyco Electronics Group SA
6.550% due 10/01/17	865	1,024
Vale Overseas, Ltd.
6.250% due 01/23/17	100	114
4.625% due 09/15/20 (Ñ)	785	828
6.875% due 11/21/36	100	118
6.875% due 11/10/39 (Ñ)	200	237
Virgin Media Secured Finance PLC
6.500% due 01/15/18	865	930
Vodafone Group PLC
4.150% due 06/10/14	295	316
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,085	1,161
Westpac Banking Corp.
3.585% due 08/14/14 (Þ)	2,000	2,133
Woolworths, Ltd.
2.550% due 09/22/15 (Ñ)(Þ)	1,655	1,693
WPP Finance UK
8.000% due 09/15/14	865	975

		117,100

Mortgage-Backed Securities - 41.4%
American Home Mortgage Investment Trust
Series 2004-4 Class 4A 2.746% due 02/25/45 (Ê)	128	98
Series 2005-4 Class 1A1 0.566% due 11/25/45 (Ê)	517	308
Banc of America Alternative Loan Trust
Series 2006-5 Class CB17 6.000% due 06/25/46	504	347

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Funding Corp.
Series 2005-5 Class 1A11 5.500% due 09/25/35	419	416
Series 2005-D Class A1 2.682% due 05/25/35 (Ê)	211	202
Series 2006-G Class 2A3 0.451% due 07/20/36 (Ê)	1,498	1,438
Series 2007-E Class 4A1 5.493% due 07/20/47 (Ê)	590	377
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-2 Class A4 4.783% due 07/10/43	97	96
Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,849
Series 2006-1 Class A4 5.372% due 09/10/45	910	1,018
Series 2006-2 Class A4 5.921% due 05/10/45	230	262
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,491
Series 2006-4 Class A4 5.634% due 07/10/46	160	180
Series 2006-6 Class A4 5.356% due 10/10/45	2,575	2,825
Series 2007-2 Class AAB 5.757% due 04/10/49	990	1,073
Banc of America Mortgage Securities, Inc.
Series 2004-1 Class 5A1 6.500% due 09/25/33	18	19
Series 2004-2 Class 5A1 6.500% due 10/25/31	20	20
Series 2004-11 Class 2A1 5.750% due 01/25/35	351	359
Series 2005-H Class 2A5 2.754% due 09/25/35 (Ê)	575	437
Series 2006-2 Class A15 6.000% due 07/25/46	103	103
Series 2006-B Class 1A1 2.299% due 10/20/46 (Ê)	139	61
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A1 5.703% due 02/25/33	6	6
Series 2004-1 Class 23A1 5.475% due 04/25/34 (Ê)	68	65
Series 2004-8 Class 2A1 2.732% due 11/25/34	402	323
Series 2004-9 Class 22A1 3.207% due 11/25/34 (Ê)	103	99
Series 2004-10 Class 22A1 2.825% due 01/25/35	97	80
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	1,511	1,415
Series 2005-12 Class 13A1 5.397% due 02/25/36	90	77

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Alt-A Trust
Series 2004-13 Class A1 1.016% due 11/25/34 (Ê)	1,849	1,640
Series 2005-4 Class 23A1 2.605% due 05/25/35	337	249
Series 2005-7 Class 22A1 2.807% due 09/25/35	220	138
Bear Stearns Commercial Mortgage Securities
Series 2005-T20 Class A4A 5.299% due 10/12/42	1,965	2,194
Series 2006-PW14 Class A4 5.201% due 12/11/38	4,500	5,023
Series 2006-T22 Class A4 5.704% due 04/12/38	1,115	1,272
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,342
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.580% due 01/26/36	358	210
Series 2007-R6 Class 2A1 3.230% due 12/26/46	179	106
Chase Mortgage Finance Corp.
Series 2005-A1 Class 2A2 2.802% due 12/25/35 (Ê)	172	167
Series 2006-S4 Class A3 6.000% due 12/25/36	237	231
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4 5.431% due 10/15/49	1,225	1,387
Series 2007-C6 Class A4 5.885% due 12/10/49	665	759
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB1 Class A2 2.843% due 02/25/34 (Ê)	20	16
Series 2005-3 Class 2A2B 2.687% due 08/25/35	372	179
Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	212	179
Series 2007-AR8 Class 2A1A 5.173% due 07/25/37	337	219
Series 2010-3 Class 4A1 2.520% due 02/25/36 (Ê)(Þ)	581	566
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4 5.399% due 07/15/44	765	852
Commercial Mortgage Asset Trust
Series 1999-C1 Class A4 6.975% due 01/17/32	607	627
Commercial Mortgage Pass Through Certificates
Series 2007-C9 Class A4 6.007% due 12/10/49	330	378
Countrywide Alternative Loan Trust
Series 2005-J8 Class 1A3 5.500% due 07/25/35	490	441

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OA6 Class A1B 0.476% due 06/25/37 (Ê)	493	279
Series 2007-OA7 Class A1A 0.456% due 05/25/47 (Ê)	494	262
Countrywide Home Loan Mortgage
Pass Through Trust Series 2004-22 Class A3 2.751% due 11/25/34	273	203
Series 2004-HYB9 Class 1A1 2.774% due 02/20/35	584	462
Series 2004-R2 Class 1AF1 0.696% due 11/25/34 (Ê)(Þ)	22	17
Series 2005-3 Class 1A2 0.566% due 04/25/35 (Ê)	843	488
Series 2005-9 Class 1A1 0.576% due 05/25/35 (Ê)	2,500	1,517
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	86	58
Series 2005-R1 Class 1AF1 0.636% due 03/25/35 (Ê)(Þ)	30	23
Series 2005-R3 Class AF 0.676% due 09/25/35 (Ê)(Þ)	476	391
Series 2006-HYB3 Class 2A1A 2.741% due 05/20/36	454	282
Series 2006-OA4 Class A1 1.157% due 04/25/46 (Ê)	275	114
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9 Class 2A1 5.500% due 10/25/35	804	741
Series 2005-C4 Class A3 5.120% due 08/15/38	4,137	4,162
Credit Suisse Mortgage Capital Certificates
Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,464
Series 2006-C5 Class A3 5.311% due 12/15/39	750	820
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,579
Series 2007-C3 Class A4 5.902% due 06/15/39	2,400	2,590
Series 2007-C5 Class A3 5.694% due 09/15/40	545	580
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,295
Series 2008-C1 Class A3 6.413% due 02/15/41	1,570	1,744
CW Capital Cobalt, Ltd.
Series 2007-C3 Class A4 6.010% due 05/15/46	1,700	1,882
DBRR Trust
Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	690	780
DBUBS Mortgage Trust
Series 2011-LC3A Class A2 3.642% due 08/10/44	1,290	1,380

	Principal Amount ($) or Shares	Market Value $
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust Series 2005-AR1 Class 2A3 1.926% due 08/25/35	1,060	552
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A3 5.244% due 06/26/35 (Þ)	920	851
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B 2.532% due 07/19/44 (Ê)	87	67
Series 2005-AR6 Class 2A1A 0.571% due 10/19/45 (Ê)	490	313
Fannie Mae
5.500% due 2013	6	6
6.500% due 2013	7	7
6.500% due 2015	3	4
7.000% due 2015	2	3
5.500% due 2016	202	220
6.000% due 2016	13	14
6.500% due 2016	38	42
5.500% due 2017	399	434
6.000% due 2017	476	512
6.500% due 2017	92	101
7.500% due 2017	—	—
8.500% due 2017	1	2
5.000% due 2018	410	444
5.500% due 2018	394	430
6.500% due 2018	112	126
5.000% due 2019	712	770
5.500% due 2019	268	292
6.500% due 2019	58	64
3.975% due 2020	1,673	1,857
4.000% due 2020	323	345
4.399% due 2020	1,160	1,310
4.671% due 2020	1,597	1,829
4.761% due 2020	1,577	1,810
5.000% due 2020	347	375
5.500% due 2020	2,436	2,658
6.500% due 2020	24	27
4.000% due 2021	145	155
4.303% due 2021	1,153	1,303
5.500% due 2021	1,280	1,394
4.500% due 2022	224	240
5.000% due 2022	304	329
5.500% due 2022	123	134
4.500% due 2023	1,401	1,499
5.000% due 2023	807	871
4.000% due 2024	439	465
4.500% due 2024	1,876	2,008
5.000% due 2024	109	117
5.500% due 2024	460	502
8.000% due 2024	50	60
8.500% due 2024	7	7
9.000% due 2024	3	3
4.000% due 2025	2,080	2,206
4.500% due 2025	5,939	6,423

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2025	7	9
8.000% due 2025	1	1
8.500% due 2025	18	19
3.500% due 2026	5,438	5,786
4.000% due 2026	1,864	1,981
4.500% due 2026	149	160
6.000% due 2026	121	133
7.000% due 2026	16	19
9.000% due 2026	4	5
3.000% due 2027	73	76
7.000% due 2027	2	2
9.000% due 2027	1	1
6.500% due 2028	96	110
6.500% due 2029	548	629
8.000% due 2030	65	78
6.500% due 2031	21	25
8.000% due 2031	57	68
6.000% due 2032	72	80
6.500% due 2032	745	852
8.000% due 2032	3	4
4.500% due 2033	3,157	3,409
5.000% due 2033	1,004	1,085
5.500% due 2033	1,232	1,348
6.000% due 2033	110	123
6.500% due 2033	208	236
4.500% due 2034	88	94
5.000% due 2034	1,059	1,145
5.500% due 2034	2,719	2,970
6.000% due 2034	1,509	1,680
6.500% due 2034	434	494
2.103% due 2035 (Ê)	217	224
2.144% due 2035 (Ê)	150	155
2.149% due 2035 (Ê)	73	76
2.156% due 2035 (Ê)	84	87
2.158% due 2035 (Ê)	82	85
2.159% due 2035 (Ê)	101	105
2.170% due 2035 (Ê)	80	83
2.172% due 2035 (Ê)	581	602
2.183% due 2035 (Ê)	123	128
2.371% due 2035 (Ê)	256	271
4.500% due 2035	258	276
5.000% due 2035	4,747	5,131
5.500% due 2035	449	490
6.000% due 2035	1,772	1,967
5.000% due 2036	1,621	1,752
5.500% due 2036	4,983	5,433
6.000% due 2036	1,354	1,498
6.500% due 2036	740	835
5.500% due 2037	1,754	1,909
5.791% due 2037 (Ê)	30	32
6.000% due 2037	4,251	4,681
6.500% due 2037	807	908
5.000% due 2038	713	771
5.500% due 2038	2,604	2,840
6.000% due 2038	4,775	5,261
6.500% due 2038	710	797
4.000% due 2039	2,099	2,221

	Principal Amount ($) or Shares	Market Value $
4.500% due 2039	1,639	1,754
5.500% due 2039	2,489	2,710
6.500% due 2039	843	935
4.000% due 2040	11,059	11,728
4.500% due 2040	3,566	3,815
5.000% due 2040	1,757	1,899
6.500% due 2040	314	346
3.500% due 2041	1,918	2,000
4.000% due 2041	15,129	16,110
4.500% due 2041	3,991	4,270
1.408% due 2044 (Ê)	71	72
15 Year TBA (Ï)
3.000%	63,495	66,053
3.500%	16,345	17,196
4.000%	3,590	3,805
4.500%	155	166
5.000%	165	178
5.500%	395	429
30 Year TBA (Ï)
3.500%	109,270	113,521
4.500%	29,000	30,989
5.000%	17,475	18,871
5.500%	13,835	15,056
6.000%	7,145	7,859
6.500%	195	218
Zero coupon due	840	858
3.000% due 11/01/26	840	877
6.000% due 08/01/35	275	306
6.000% due 11/01/37	297	327
6.000% due 05/01/38	500	553
6.000% due 10/01/38	560	616
6.000% due 11/01/38	288	318
4.500% due 06/01/41	354	378
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	845	64
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	266	38
Fannie Mae Grantor Trust
Series 2002-T5 Class A1 0.516% due 05/25/32 (Ê)	357	342
Fannie Mae REMICS
Series 1992-158 Class ZZ 7.750% due 08/25/22	101	113
Series 1999-56 Class Z 7.000% due 12/18/29	191	217
Series 2003-32 Class FH 0.676% due 11/25/22 (Ê)	54	54
Series 2003-35 Class FY 0.676% due 05/25/18 (Ê)	397	399
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	421	56
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	770	59

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-38 Class FK 0.626% due 05/25/34 (Ê)	379	379
Series 2005-117 Class LC 5.500% due 11/25/35	2,073	2,286
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,152	157
Series 2006-5 Class 3A2 2.382% due 05/25/35 (Ê)	36	38
Series 2007-30 Class AF 0.586% due 04/25/37 (Ê)	344	342
Series 2007-73 Class A1 0.336% due 07/25/37 (Ê)	238	228
Series 2009-70 Class PS 6.474% due 01/25/37 (Ê)	8,113	1,254
Series 2010-110 Class AE 9.750% due 11/25/18	1,644	1,906
Series 2010-112 Class PI 6.000% due 10/25/40	5,748	835
Series 2011-15 Class AB 9.750% due 08/25/19	579	667
Series 2011-63 Class SW Interest Only STRIP 6.404% due 07/25/41 (Ê)	1,027	164
Series 2011-96 Class SA Interest Only STRIP 6.274% due 10/25/41 (Ê)	1,037	197
Series 2011-127 Class FA 0.726% due 12/25/41 (Ê)	675	674
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1 6.283% due 12/25/42	39	45
Series 2004-W2 Class 5AF 0.626% due 03/25/44 (Ê)	227	220
FDIC Structured Sale Guaranteed Notes
Series 2010-S1 Class 1A 0.845% due 02/25/48 (Ê)(Þ)	583	582
Federal Home Loan Bank
5.000% due 2038	184	199
5.000% due 2040	338	364
5.000% due 2041	750	809
3.500% due 08/01/25	100	105
5.500% due 06/01/33	5	5
4.000% due 11/01/39	100	106
4.500% due 07/01/41	281	300
3.500% due 10/01/41	80	83
3.500% due 01/01/42	114	118
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2010-K009 Class A2 3.808% due 08/25/20	1,615	1,771
Series 2011-K014 Class X1 Interest Only STRIP 1.453% due 04/25/21	4,711	400
Series 2011-KAIV Class A2 3.989% due 06/25/46	1,585	1,770

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2005-63 Class 1A1 1.408% due 02/25/45 (Ê)	40	39
FHA Project Citi 68 NP
7.430% due 06/27/21	33	33
First Horizon Alternative Mortgage Securities
Series 2006-AA7 Class A1 2.324% due 01/25/37 (Ê)	1,294	613
Series 2006-FA1 Class 1A6 1.026% due 04/25/36 (Ê)	302	263
Freddie Mac
6.000% due 2013	1	1
7.000% due 2014	3	3
6.000% due 2016	83	89
9.000% due 2016	31	35
6.000% due 2017	160	172
8.000% due 2017	6	6
4.500% due 2018	376	403
5.000% due 2018	90	97
4.500% due 2019	130	139
5.000% due 2019	271	293
5.500% due 2019	274	298
6.000% due 2022	12	13
5.500% due 2024	678	736
9.000% due 2024	4	4
3.500% due 2025	3,144	3,331
6.500% due 2025	5	6
8.000% due 2025	7	9
9.000% due 2025	6	6
9.000% due 2026	1	1
2.594% due 2027 (Ê)	12	13
6.500% due 2027	—	—
8.500% due 2027	28	34
6.000% due 2028	481	529
6.500% due 2028	93	106
6.500% due 2029	126	145
2.615% due 2030 (Ê)	6	6
6.500% due 2031	163	187
5.500% due 2032	494	539
6.000% due 2032	32	36
6.500% due 2032	275	312
7.000% due 2032	181	208
7.500% due 2032	25	31
5.500% due 2033	258	281
6.000% due 2033	4	5
6.500% due 2033	32	36
4.500% due 2034	209	223
5.000% due 2034	1,367	1,474
5.500% due 2034	805	876
6.000% due 2034	93	104
6.500% due 2034	84	95
5.000% due 2035	1,497	1,615
5.500% due 2035	1,045	1,138
6.000% due 2035	209	233
1.977% due 2036 (Ê)	133	141

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2036	298	324
5.500% due 2036	1,169	1,270
6.000% due 2036	359	397
5.000% due 2037	197	213
5.088% due 2037 (Ê)	427	454
5.434% due 2037 (Ê)	91	95
5.500% due 2037	830	901
5.623% due 2037 (Ê)	158	169
5.684% due 2037 (Ê)	316	332
6.000% due 2037	1,012	1,113
5.000% due 2038	160	173
5.500% due 2038	4,187	4,559
6.000% due 2038	3,093	3,422
4.500% due 2039	4,975	5,407
5.500% due 2039	107	116
6.000% due 2039	348	383
6.500% due 2039	268	303
4.000% due 2040	10,570	11,271
4.500% due 2040	11,441	12,427
5.000% due 2040	270	290
5.500% due 2040	365	397
6.000% due 2040	258	283
4.000% due 2041	18,682	19,908
4.500% due 2041	6,521	6,945
5.000% due 2041	1,305	1,408
30 Year TBA (Ï)
3.500%	1,635	1,695
4.000%	4,310	4,544
4.500%	4,220	4,491
5.000%	6,205	6,678
Freddie Mac REMICS
Series 1991-1053 Class G 7.000% due 03/15/21	19	23
Series 1998-2104 Class ZM 6.000% due 12/15/28	223	238
Series 2000-2266 Class F
0.740% due 11/15/30 (Ê)	5	5
Series 2002-2533 Class Z 5.500% due 12/15/32	4,321	4,848
Series 2004-2778 Class UF 0.590% due 06/15/33 (Ê)	55	55
Series 2004-2808 Class FT 0.640% due 04/15/33 (Ê)	273	273
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	39	—
Series 2007-3335 Class BF 0.440% due 07/15/19 (Ê)	365	364
Series 2007-3335 Class FT 0.440% due 08/15/19 (Ê)	479	478
Ginnie Mae I
9.500% due 2016	—	—
8.000% due 2017	3	3
10.500% due 2020	4	4
8.000% due 2022	8	10
8.500% due 2022	8	9
8.500% due 2024	6	6

	Principal Amount ($) or Shares	Market Value $
8.000% due 2025	14	14
9.000% due 2025	8	8
8.000% due 2026	34	40
7.000% due 2029	2	2
8.000% due 2029	11	13
8.500% due 2029	19	19
8.000% due 2030	17	18
7.000% due 2031	171	204
7.000% due 2032	48	58
7.000% due 2033	14	16
6.000% due 2036	103	116
6.000% due 2038	749	846
4.500% due 2040	287	313
5.000% due 2040	88	98
4.500% due 2041	200	219
30 Year TBA (Ï)
4.000%	920	992
Ginnie Mae II
2.125% due 2027 (Ê)	23	23
2.000% due 2030 (Ê)	59	61
2.375% due 2030 (Ê)	9	9
7.500% due 2032	5	6
6.500% due 2037	553	635
6.000% due 2038	1,100	1,240
5.500% due 2039	574	639
4.500% due 2040	362	396
5.000% due 2040	1,314	1,451
5.500% due 2040	600	669
6.000% due 2040	262	295
4.500% due 2041	2,912	3,183
5.000% due 2041	1,626	1,796
5.500% due 2041	57	63
6.000% due 2041	737	831
3.500% due 2042	300	316
1.981% due 2060 (Ê)	736	770
2.000% due 2060 (Ê)	483	499
30 Year TBA (Ï)
4.000%	3,480	3,747
4.500%	8,460	9,216
Goldman Sachs Mortgage Securities Corp. II
Series 2007-GG10 Class A4 5.984% due 08/10/45	2,000	2,216
Government National Mortgage Association
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,954
Series 2007-26 Class SD 6.510% due 05/16/37 (Ê)	5,633	911
Series 2010-42 Class PC 5.000% due 07/20/39	2,800	3,236
Series 2010-116 Class MP 3.500% due 09/16/40	4,495	4,667
Series 2010-H10 Class FB 1.294% due 05/20/60 (Ê)	2,774	2,822
Series 2010-H10 Class FC 1.294% due 05/20/60 (Ê)	1,135	1,152
Series 2010-H11 Class FA 1.294% due 06/20/60 (Ê)	1,143	1,161

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-H20 Class AF 0.600% due 10/20/60 (Ê)	2,037	1,999
Series 2011-40 Class SA Interest Only STRIP 5.840% due 02/16/36 (Ê)	1,161	170
Series 2011-H09 Class AF 0.770% due 03/20/61 (Ê)	388	383
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1 Class A1 2.801% due 10/25/33 (Ê)	163	133
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7 5.317% due 06/10/36	1,940	2,076
Series 2006-GG7 Class A4 6.079% due 07/10/38	3,350	3,798
Series 2007-GG9 Class A4 5.444% due 03/10/39	1,660	1,821
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,274
Series 2011-GC5 Class A4 3.707% due 08/10/44	2,370	2,512
GSMPS Mortgage Loan Trust
Series 2004-4 Class 1AF 0.676% due 06/25/34 (Ê)(Þ)	597	487
Series 2005-RP2 Class 1AF 0.626% due 03/25/35 (Ê)(Þ)	257	207
Series 2005-RP3 Class 1AF 0.626% due 09/25/35 (Ê)(Þ)	823	622
GSR Mortgage Loan Trust
Series 2004-5 Class 1A3 1.750% due 05/25/34 (Ê)	188	146
Series 2004-7 Class 4A1 4.877% due 06/25/34	21	21
Series 2005-AR7 Class 6A1 5.136% due 11/25/35	1,698	1,471
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A 1.045% due 06/19/34 (Ê)	93	71
Series 2005-4 Class 3A1 2.775% due 07/19/35	257	173
Series 2006-3 Class 1A1A 2.664% due 06/19/36 (Ê)	3,669	1,842
Impac CMB Trust
Series 2004-5 Class 1A1 0.996% due 10/25/34 (Ê)	142	126
Indymac Index Mortgage Loan Trust
Series 2004-AR6 Class 5A1 2.588% due 10/25/34	1,680	1,421
Series 2005-AR1 Class 1A1 2.662% due 03/25/35	554	365
Series 2005-AR15 Class A2 4.894% due 09/25/35	195	141
Series 2006-AR2 Class 1A1B 0.486% due 04/25/46 (Ê)	607	311

	Principal Amount ($) or Shares	Market Value $
Series 2007-FLX1 Class A1 0.376% due 02/25/37 (Ê)	627	597
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2 Class A2 5.050% due 12/12/34	682	697
Series 2002-C3 Class A2 4.994% due 07/12/35	1,573	1,609
Series 2006-CB16 Class A4 5.552% due 05/12/45	785	877
Series 2006-LDP7 Class A4 6.065% due 04/15/45	690	785
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	859
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,188
Series 2006-LDP9 Class A3 5.336% due 05/15/47	1,555	1,693
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,300	1,441
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,165	1,256
Series 2007-LDPX Class A3 5.420% due 01/15/49	1,755	1,939
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,157
Series 2011-C3 Class A4 4.717% due 02/15/46 (Þ)	1,240	1,388
JP Morgan Mortgage Trust
Series 2004-A3 Class SF3 2.178% due 06/25/34	275	263
Series 2005-A1 Class 6T1 5.019% due 02/25/35 (Ê)	137	135
Series 2006-A2 Class 1A1 2.855% due 04/25/36	363	258
Series 2007-A1 Class 3A2 2.791% due 07/25/35 (Ê)	1,023	877
Series 2007-A4 Class 3A1 5.681% due 06/25/37	766	624
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class A5 4.739% due 07/15/30	450	490
Series 2007-C1 Class A4 5.424% due 02/15/40	123	137
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,311
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 2A1 2.662% due 04/21/34 (Ê)	1,010	982
Series 2006-2 Class 3A1 2.699% due 01/25/36	521	386
Series 2006-OA2 Class 1A1 0.997% due 12/25/46 (Ê)	375	105
Mastr Alternative Loans Trust
Series 2003-4 Class B1 5.783% due 06/25/33	276	241

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MASTR Alternative Loans Trust
Series 2004-10 Class 5A6 5.750% due 09/25/34	479	486
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A1 6.000% due 08/25/34 (Þ)	349	340
Series 2005-2 Class 1A1F 0.626% due 05/25/35 (Ê)(Þ)	460	346
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10 Class A 0.486% due 02/25/36 (Ê)	207	139
Merrill Lynch Mortgage Trust
Series 2005-CIP1 Class AM 5.107% due 07/12/38	885	946
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,102
Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,126
Series 2007-7 Class A4 5.810% due 06/12/50	2,760	2,954
Series 2007-8 Class A3 6.164% due 08/12/49	900	995
Series 2007-8 Class ASB 6.097% due 08/12/49	810	876
MLCC Mortgage Investors, Inc.
Series 2005-2 Class 3A 1.295% due 10/25/35 (Ê)	105	86
Series 2005-3 Class 4A 0.526% due 11/25/35 (Ê)	48	39
Series 2007-1 Class 4A3 5.688% due 01/25/37	314	308
Morgan Stanley Capital I
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,225
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,665	1,837
Series 2006-HQ9 Class A4 5.731% due 07/12/44	1,135	1,296
Series 2006-IQ11 Class A4 5.895% due 10/15/42	360	405
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,269
Series 2006-T23 Class A4 5.989% due 08/12/41	1,080	1,253
Series 2007-IQ16 Class A4 5.809% due 12/12/49	2,045	2,329
Series 2011-C3 Class A2 3.224% due 07/15/49	400	421
Series 2011-C3 Class A4 4.118% due 07/15/49	235	257
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR Class 2A 2.785% due 07/25/34	217	188
Series 2006-3AR Class 2A3 2.732% due 03/25/36	693	363

	Principal Amount ($) or Shares	Market Value $
NCUA Guaranteed Notes
Series 2010-R1 Class 1A 0.745% due 10/07/20 (Ê)	3,106	3,109
Series 2010-R2 Class 1A 0.665% due 11/06/17 (Ê)	2,821	2,821
Series 2010-R2 Class 2A 0.765% due 11/05/20 (Ê)	1,777	1,777
Series 2010-R3 Class 1A 0.855% due 12/08/20 (Ê)	1,613	1,619
Series 2010-R3 Class 2A 0.855% due 12/08/20 (Ê)	1,346	1,352
Series 2011-R2 Class 1A 0.695% due 02/06/20 (Ê)	2,168	2,167
Nomura Asset Acceptance Corp.
Series 2004-R3 Class A1 6.500% due 02/25/35 (Þ)	466	475
Nomura Asset Securities Corp.
Series 1998-D6 Class A1C 6.690% due 03/15/30	431	440
NovaStar Mortgage-Backed Notes
Series 2006-MTA1 Class 2A1A 0.466% due 09/25/46 (Ê)	524	359
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 0.676% due 02/25/34 (Ê)	59	53
Series 2004-CL1 Class 2A2 0.676% due 02/25/19 (Ê)	5	5
RBSSP Resecuritization Trust
Series 2010-3 Class 4A1 3.162% due 12/26/35 (Ê)(Þ)	269	263
Residential Accredit Loans, Inc.
Series 2005-QA10 Class A41 5.676% due 09/25/35	584	379
Series 2005-QO3 Class A1 0.676% due 10/25/45 (Ê)	624	352
Series 2006-QO7 Class 3A2 0.481% due 09/25/46 (Ê)	1,010	467
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1 4.000% due 12/25/18	84	87
Sequoia Mortgage Trust
Series 2007-3 Class 1A1 0.481% due 07/20/36 (Ê)	908	671
Small Business Administration Pools
3.080% due 2018 (Ê)	106	113
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-19XS Class 1A1 0.596% due 10/25/35 (Ê)	330	196
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5 Class A2 0.531% due 07/19/35 (Ê)	223	182
Structured Asset Securities Corp.
Series 2002-9 Class A2 0.576% due 10/25/27 (Ê)	174	151

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-26A Class 3A5 2.469% due 09/25/33	573	491
Series 2003-34A Class 5A4 2.443% due 11/25/33 (Ê)	1,617	1,536
Series 2005-RF3 Class 1A 0.626% due 06/25/35 (Ê)(Þ)	110	82
Series 2006-11 Class A1 2.668% due 10/25/35 (Þ)	113	90
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4 5.308% due 11/15/48	119	133
Series 2006-WL7A Class A1 0.375% due 09/15/21 (Ê)(Þ)	103	98
Series 2007-WHL8 Class A1 0.365% due 06/15/20 (Ê)(Þ)	124	112
WaMu Mortgage Pass Through Certificates
Series 2003-AR9 Class 1A7 2.461% due 09/25/33 (Ê)	86	83
Series 2003-AR11 Class A6 2.475% due 10/25/33	780	744
Series 2005-AR3 Class A2 2.567% due 03/25/35	342	298
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA2 Class 2A 0.908% due 01/25/47 (Ê)	372	133
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR19 Class A6 2.477% due 02/25/33 (Ê)	220	199
Series 2004-AR13 Class A1A 0.673% due 11/25/34 (Ê)	314	237
Series 2005-AR6 Class B3 0.936% due 04/25/45 (Å)(Ê)	423	14
Series 2005-AR11 Class A1A 0.596% due 08/25/45 (Ê)	934	706
Series 2005-AR12 Class 1A1 2.479% due 10/25/35	12	11
Series 2005-AR13 Class A1A1 0.566% due 10/25/45 (Ê)	496	372
Series 2005-AR15 Class A1A2 0.556% due 11/25/45 (Ê)	535	361
Series 2005-AR17 Class A1A2 0.566% due 12/25/45 (Ê)	262	194
Series 2007-HY3 Class 4B1 2.601% due 03/25/37	275	6
Series 2007-OA2 Class 1A 0.897% due 03/25/47 (Ê)	348	193
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 Class 2A10 5.500% due 01/25/34	1,236	1,300
Series 2004-CC Class A1 2.594% due 01/25/35 (Ê)	236	222
Series 2004-Y Class 1A2 2.620% due 11/25/34	304	271

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR8 Class 2A1 2.696% due 06/25/35	312	295
Series 2006-2 Class 2A3 5.500% due 03/25/36	403	399
Series 2006-AR2 Class 2A1 2.648% due 03/25/36	354	283
Series 2006-AR8 Class 1A3 2.660% due 04/25/36	1,680	1,543
Series 2006-AR8 Class 2A3 2.698% due 04/25/36	52	40
Wells Fargo Mortgage Loan Trust
Series 2010-RR4 Class 2A1 2.766% due 08/27/35 (Þ)	707	650
WF-RBS Commercial Mortgage Trust
Series 2011-C5 Class A4 3.667% due 11/15/44	1,105	1,165

		746,243

Municipal Bonds - 2.0%
Birmingham Commercial Development Authority Revenue Bonds
5.500% due 04/01/41	30	33
City of Chicago Illinois O’Hare International Airport Revenue Bonds
5.500% due 01/01/31	90	103
5.625% due 01/01/35	50	56
City of Los Angeles Department of Airports Revenue Bonds
5.000% due 05/15/35	70	78
5.250% due 05/15/39	60	67
City of New York New York General Obligation Unlimited
6.246% due 06/01/35	600	674
County of Clark Nevada Airport System Revenue Bonds
6.820% due 07/01/45	200	256
County of Clark Nevada Revenue Bonds
5.250% due 07/01/39 (µ)	60	64
Florida Educational Loan Marketing Corp. Revenue Bonds
0.345% due 12/01/38 (Ê)	1,000	750
Iowa Tobacco Settlement Authority Revenue Bonds
6.500% due 06/01/23	70	66
Los Angeles Community College District General Obligation Unlimited
6.750% due 08/01/49	5,000	6,664
Los Angeles Department of Water & Power Revenue Bonds
6.574% due 07/01/45	240	328
Los Angeles Unified School District General Obligation Unlimited
6.758% due 07/01/34	100	131
Massachusetts School Building Authority Revenue Bonds
5.468% due 06/15/27	5,000	5,732

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Metropolitan Atlanta Rapid Transit Authority Revenue Bonds
5.000% due 07/01/39	50	55
Municipal Electric Authority of Georgia Revenue Bonds
6.637% due 04/01/57	180	211
6.655% due 04/01/57	150	172
New Jersey Economic Development Authority Revenue Bonds
1.546% due 06/15/13 (Ê)	1,100	1,100
New York City Municipal Water Finance Authority Revenue Bonds
6.491% due 06/15/42	1,700	1,976
New York Liberty Development Corp. Revenue Bonds
5.250% due 10/01/35	110	121
Northern California Power Agency Revenue Bonds
7.311% due 06/01/40	3,000	3,500
Northstar Education Finance, Inc. Series 2007-1 Class A3
0.613% due 01/29/46 (Ê)	1,000	893
Pennsylvania Higher Education Assistance Agency Revenue Bonds
2.003% due 05/01/46 (Ê)	800	740
1.996% due 06/01/47 (Ê)	1,475	1,364
Public Power Generation Agency Revenue Bonds
7.242% due 01/01/41	300	348
San Diego County Regional Airport Authority Revenue Bonds
6.628% due 07/01/40	500	544
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds
7.125% due 06/01/32	265	214
San Mateo County Community College District General Obligation Unlimited
5.000% due 09/01/38	30	32
Santa Clara Valley Transportation Authority Revenue Bonds
5.876% due 04/01/32	360	430
South Carolina Student Loan Corp. Revenue Bonds
0.647% due 12/01/20 (Ê)	900	860
State of California General Obligation Unlimited
6.650% due 03/01/22	825	1,001
7.500% due 04/01/34	100	131
5.650% due 04/01/39 (Ê)	100	105
7.550% due 04/01/39	875	1,173
7.300% due 10/01/39	220	284
7.600% due 11/01/40	475	643
State of Illinois General Obligation Unlimited
4.071% due 01/01/14	300	311
5.665% due 03/01/18	1,240	1,346
4.350% due 06/01/18	1,070	1,085

	Principal Amount ($) or Shares		Market Value $
5.877% due 03/01/19		685	753
5.100% due 06/01/33		875	826
Tobacco Settlement Finance Authority Revenue Bonds
7.467% due 06/01/47		475	349

			35,569

Non-US Bonds - 0.5%
Canada Housing Trust No. 1
3.750% due 03/15/20 (Þ)	CAD	200	223
3.350% due 12/15/20 (Þ)	CAD	100	108
3.800% due 06/15/21 (Þ)	CAD	400	449
Canadian Government Bond
3.750% due 06/01/19	CAD	300	343
3.250% due 06/01/21	CAD	200	222
European Investment Bank
Series INTL 4.625% due 04/15/20	EUR	100	149
European Loan Conduit
Series 2007-25X Class A 1.612% due 05/15/19 (Ê)	EUR	54	59
Granite Master Issuer PLC
Series 2005-2 Class A7 0.927% due 12/20/54 (Ê)	GBP	285	430
Instituto de Credito Oficial Series REGS
3.154% due 03/25/14 (Ê)	EUR	800	989
MUFG Capital Finance 5, Ltd.
6.299% due 12/31/49 (ƒ)	GBP	1,000	1,535
Province of British Columbia Canada
4.300% due 06/18/42	CAD	100	116
Province of Ontario Canada
4.300% due 03/08/17	CAD	100	112
4.200% due 06/02/20	CAD	200	224
4.000% due 06/02/21	CAD	1,700	1,869
3.150% due 06/02/22	CAD	300	306
4.700% due 06/02/37	CAD	400	480
4.600% due 06/02/39	CAD	300	358
Province of Quebec Canada
4.500% due 12/01/17	CAD	200	227
4.500% due 12/01/18	CAD	400	455
4.500% due 12/01/20	CAD	100	114
4.250% due 12/01/21	CAD	900	1,003
3.500% due 12/01/22	CAD	100	104

			9,875

United States Government Agencies - 2.5%
Fannie Mae
2.750% due 03/13/14		30	31
5.250% due 09/15/16		145	173
1.500% due 10/20/16		1,120	1,122
5.375% due 06/12/17		2,085	2,540
7.125% due 01/15/30		345	533
7.250% due 05/15/30		230	361
6.625% due 11/15/30		230	342
Federal Farm Credit Bank
5.125% due 08/25/16		310	368

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Banks
0.875% due 12/27/13	680	686
Federal Home Loan Mortgage Corp.
0.375% due 10/30/13	635	635
0.700% due 11/04/13	3,585	3,587
3.000% due 07/28/14	2,150	2,280
Zero coupon due 07/30/14	790	802
Zero coupon due 08/27/14	1,110	1,127
0.625% due 12/29/14	640	643
2.875% due 02/09/15	2,710	2,893
1.600% due 08/10/15	1,400	1,408
2.500% due 05/27/16	790	846
2.000% due 08/25/16	3,215	3,363
1.000% due 03/08/17	230	229
3.750% due 03/27/19	595	683
2.375% due 01/13/22	6,665	6,739
Federal National Mortgage Association
0.550% due 09/27/13	405	405
0.875% due 08/28/14	2,600	2,632
0.750% due 12/19/14	830	838
2.375% due 04/11/16	215	229
1.375% due 11/15/16	755	771
Principal Only STRIP Zero coupon due 10/09/19	2,490	1,924
6.000% due 04/18/36	95	111
Series 2 1.500% due 03/28/14	1,705	1,708
Freddie Mac
5.050% due 01/26/15	690	781
4.875% due 06/13/18	2,500	3,025
Tennessee Valley Authority
6.150% due 01/15/38	345	485

		44,300

United States Government Treasuries - 18.1%
United States Treasury Inflation Indexed Bonds
2.375% due 01/15/25	3,061	3,996
2.000% due 01/15/26 (Æ)	570	720
2.375% due 01/15/27 (Æ)	9,760	12,962
1.750% due 01/15/28 (Æ)	1,262	1,564
3.875% due 04/15/29	413	661
2.125% due 02/15/41 (Æ)	2,815	3,948
United States Treasury Notes
1.375% due 03/15/13	3,035	3,076
0.625% due 04/30/13	2,910	2,926
1.375% due 05/15/13	2,445	2,482
1.125% due 06/15/13	2,565	2,598
Zero coupon due 07/15/13	7,180	7,263
3.125% due 08/31/13	2,610	2,730
0.500% due 10/15/13	5,735	5,763
0.500% due 11/15/13	1,835	1,844
0.750% due 12/15/13	3,695	3,731
0.125% due 12/31/13	39,300	39,232
4.000% due 02/15/14	2,205	2,374
1.875% due 04/30/14	5,365	5,561
Zero coupon due 05/15/14	10,170	10,345

	Principal Amount ($) or Shares	Market Value $
0.500% due 08/15/14	2,380	2,394
0.250% due 09/15/14	8,915	8,909
0.250% due 12/15/14	11,700	11,686
0.250% due 01/15/15	300	300
1.250% due 09/30/15	805	829
1.250% due 10/31/15	640	659
1.375% due 11/30/15	6,860	7,100
2.375% due 03/31/16	4,655	5,010
0.875% due 01/31/17	1,500	1,512
3.250% due 03/31/17	995	1,121
2.375% due 07/31/17	4,135	4,474
1.875% due 09/30/17	11,165	11,762
2.625% due 04/30/18	4,375	4,795
1.375% due 11/30/18	14,370	14,535
3.375% due 11/15/19	1,685	1,934
3.625% due 02/15/20	400	467
3.500% due 05/15/20	1,245	1,443
2.625% due 08/15/20	6,615	7,188
2.625% due 11/15/20	1,100	1,193
3.625% due 02/15/21	12,600	14,719
3.125% due 05/15/21	865	972
2.125% due 08/15/21	6,055	6,250
2.000% due 11/15/21	32,320	32,886
6.250% due 08/15/23	875	1,259
6.000% due 02/15/26	440	636
6.500% due 11/15/26	835	1,268
6.125% due 11/15/27	815	1,212
5.375% due 02/15/31	3,450	4,911
4.500% due 02/15/36	140	182
4.375% due 02/15/38	4,420	5,687
3.500% due 02/15/39	8,545	9,553
4.375% due 05/15/40	5,110	6,594
3.875% due 08/15/40	2,685	3,196
4.750% due 02/15/41	7,080	9,687
4.375% due 05/15/41	12,175	15,734
3.750% due 08/15/41	2,340	2,728
3.125% due 11/15/41	7,710	7,992

		326,553

Total Long-Term Investments (cost $1,611,089)		1,645,956

Preferred Stocks - 0.3%
Financial Services - 0.3%
CoBank ACB (Å)	70,000	3,611
DG Funding Trust (Å)	392	2,941

		6,552

Total Preferred Stocks (cost $8,014)		6,552

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250% Apr 2012 0.00 Call (1)	6,600	50

Total Options Purchased (cost $26)		50

	Principal Amount ($) or Shares
Short-Term Investments - 19.5%
Appalachian Power Co.
Series O 5.650% due 08/15/12	175	179
ASIF Global Financing XIX
4.900% due 01/17/13 (Þ)	50	51
Banco Santander Chile
1.811% due 04/20/12 (Ê)(Þ)	900	900
Bank of America Corp.
4.875% due 09/15/12	170	173
BB&T Corp.
3.850% due 07/27/12	740	752
Bear Stearns Cos. LLC (The)
4.947% due 12/07/12 (Ê)	3,100	3,263
BellSouth Corp.
4.463% due 04/26/12 (Þ)	5,700	5,749
4.750% due 11/15/12	20	21
Carolina Power & Light Co.
6.500% due 07/15/12	5	5
Citigroup, Inc.
5.500% due 08/27/12	500	511
5.625% due 08/27/12	300	306
5.300% due 10/17/12 (Ñ)	200	205
Comcast Cable Holdings LLC
9.800% due 02/01/12 (ç)(Ñ)	715	715
Countrywide Financial Corp.
Series MTN 5.800% due 06/07/12	50	51
Credit Agricole SA
0.833% due 04/13/12 (ž)	2,300	2,299
Danske Bank A/S
2.500% due 05/10/12 (Þ)	300	302
Deutsche Bank AG
5.375% due 10/12/12 (Ñ)	350	360
Dominion Resources, Inc.
5.700% due 09/17/12	455	469
Duke Energy Carolinas LLC
5.625% due 11/30/12	265	276
Federal Farm Credit Bank
0.190% due 08/20/12 (Ê)	3,535	3,536
Federal Home Loan Banks
0.180% due 12/19/12	200	200
0.125% due 01/17/13	11,800	11,793
0.200% due 01/11/13	3,300	3,301

	Principal Amount ($) or Shares		Market Value $
0.170% due 01/17/13	4,400		4,399
0.160% due 01/24/13	3,200		3,199
Federal Home Loan Mortgage Corp.
0.230% due 10/12/12 (Ê)	7,060		7,064
Federal National Mortgage Association
0.299% due 08/23/12 (Ê)	2,040		2,042
0.320% due 09/13/12 (Ê)	3,475		3,479
0.312% due 10/18/12 (Ê)	3,530		3,534
Fortis Bank Nederland NV
3.000% due 04/17/12	400		526
Freddie Mac
8.000% due 05/01/12	—		—
4.500% due 01/15/13	3,100		3,228
General Electric Capital Corp.
2.125% due 12/21/12	1,070		1,089
2.800% due 01/08/13	1,545		1,576
Glitnir Banki HF
6.375% due 09/25/12 (Þ)	390		99
Goldman Sachs Group, Inc. (The)
5.300% due 02/14/12	30		30
3.625% due 08/01/12	100		101
5.450% due 11/01/12	220		227
International Lease Finance Corp.
5.350% due 03/01/12	200		200
5.300% due 05/01/12	200		200
Itau Unibanco Holding SA
Zero coupon due 02/06/12 (ç)(ž)	1,300		1,300
0.010% due 02/16/12 (ç)(ž)	1,400		1,399
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/12	1,085		1,131
Kellogg Co.
5.125% due 12/03/12	300		311
Kinder Morgan Energy Partners, LP
7.125% due 03/15/12	65		65
LeasePlan Corp. NV
3.125% due 02/10/12	700		916
Merrill Lynch & Co., Inc.
6.050% due 08/15/12 (Ñ)	200		204
Mexico Cetes
Zero coupon due 05/03/12	1,742,000		13,218
NGPL PipeCo LLC
6.514% due 12/15/12 (Ñ)(Þ)	4,500		4,334
Northern States Power Co.
Series B 8.000% due 08/28/12	400		416
Reynolds American, Inc.
Series* 7.250% due 06/01/12	40		41
Royal Bank of Scotland PLC (The)
2.625% due 05/11/12 (Þ)	900		905
Russell U.S. Cash Management Fund	193,720,233	(¥)	193,720
Siemens Financieringsmaatschappij NV 5.500% due 02/16/12 (Þ)	1,400		1,402
SLM Corp.
3.125% due 09/17/12	400		517
Societe Financement de l’Economie Francaise
2.375% due 03/26/12 (Þ)	300		301

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

2.125% due 05/20/12	400	525
0.767% due 07/16/12 (Ê)(Þ)	1,000	1,001
UBS AG
1.595% due 02/23/12 (Ê)	500	500
United Parcel Service, Inc.
4.500% due 01/15/13	100	104
United States Treasury Bills
Zero coupon due 03/15/12 (ç)(ž)	260	260
Zero coupon due 04/05/12 (ž)	620	620
Zero coupon due 12/13/12	45,000	44,961
0.102% due 01/10/13	300	300
0.104% due 01/10/13 (ž)	329	329
United States Treasury Inflation
Indexed Bonds
3.000% due 07/15/12 (Æ)	8,386	8,580
United States Treasury Notes
Zero coupon due 11/15/12	3,495	3,529
Volkswagen International Finance NV
1.031% due 10/01/12 (Ê)(Þ)	1,500	1,499
Wachovia Corp.
4.810% due 05/25/12 (Ê)	1,700	1,799
Washington Mutual, Inc.
5.000% due 03/22/12	425	488

Total Short-Term Investments (cost $351,458)		351,085

Repurchase Agreements - 0.6%
Agreement with Barclays Capital Inc. and Bank of New York Mellon Corp. (Tri-Party) of $5,000 dated January 31, 2012 at 6.0% to be repurchased at $5,000 on February 1, 2012 collateralized by: $5,000 par various United States Treasury Obligations, valued at $5,652.	5,000	5,000

Agreement with JP Morgan Securities LLC and Bank of New York Mellon Corp. (Tri-Party) of $5,200 dated January 31, 2012 at 3.125% to be repurchased at $5,200 on February 1, 2012 collateralized by: $4,717 par various United States Treasury Obligations, valued at $5,849

	5,200	5,200

Total Repurchase Agreements (cost $10,200)		10,200

A portion of the portfolio has been fair valued as of period end.

	Notional Amount $		Market Value $
Other Securities - 1.0%
Russell Investment Company Liquidating Trust (×)	654,646	(¥)	666
Russell U.S. Cash Collateral Fund (×)	17,183,371	(¥)	17,183

Total Other Securities (cost $17,838)			17,849

Total Investments - 112.7% (identified cost $1,998,625)			2,031,692

Other Assets and Liabilities, Net - (12.7%)			(229,018)

Net Assets - 100.0%			1,802,674

See accompanying notes which are an integral part of this quarterly report.

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	299	USD	74,373	03/13	224
Eurodollar Futures (CME)	160	USD	39,778	09/13	331
Eurodollar Futures (CME)	64	USD	15,895	03/14	239
Eurodollar Futures (CME)	5	USD	1,239	09/14	1
United States Treasury Bonds	86	USD	12,508	03/12	275
United States Treasury 2 Year Note Futures	74	USD	16,335	03/12	14
United States Treasury 5 Year Note Futures	155	USD	19,227	03/12	128
United States Treasury 10 Year Note Futures	319	USD	42,188	03/12	644

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,856

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	49	99.00	USD	123	03/19/12	—
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(6)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(3)

Swaptions
(Fund Receives/Fund Pays)
USD 0.9200%/USD Three Month LIBOR	Put	2	0.00		12,600	11/14/12	(16)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		1,800	08/13/12	(3)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		7,700	11/19/12	(3)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		4,900	07/11/13	(12)
USD 1.700%/USD Three Month LIBOR	Put	4	0.00		31,200	08/13/12	(71)
USD 1.700%/USD Three Month LIBOR	Put	1	0.00		2,600	08/13/12	(6)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		8,100	11/19/12	(2)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		33,900	07/11/13	(18)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		13,200	04/30/12	—
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		36,800	09/24/12	(4)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		7,200	05/28/13	(2)
USD 3.000%/USD Three Month LIBOR	Put	5	0.00		51,700	06/18/12	—
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		5,800	07/16/12	—
USD 10.000%/USD Three Month LIBOR	Put	1	0.00		1,600	07/10/12	—

Total Liability for Options Written (premiums received $1,823)							(152)

See accompanying notes which are an integral part of this quarterly report.

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	315	CAD	324	02/09/12	8
Barclays Bank PLC	USD	14	MXN	191	03/15/12	1
Barclays Bank PLC	USD	136	MXN	1,907	03/15/12	10
Barclays Bank PLC	AUD	300	USD	306	02/23/12	(11)
Barclays Bank PLC	BRL	176	USD	100	03/02/12	—
Barclays Bank PLC	BRL	176	USD	100	03/02/12	—
Barclays Bank PLC	BRL	177	USD	100	03/02/12	(1)
Barclays Bank PLC	BRL	178	USD	100	03/02/12	(1)
Barclays Bank PLC	BRL	179	USD	100	03/02/12	(1)
Barclays Bank PLC	BRL	180	USD	100	03/02/12	(2)
Barclays Bank PLC	BRL	352	USD	200	03/02/12	—
Barclays Bank PLC	BRL	366	USD	200	03/02/12	(8)
Barclays Bank PLC	CAD	101	USD	100	02/09/12	(1)
Barclays Bank PLC	CAD	205	USD	201	02/09/12	(3)
Barclays Bank PLC	EUR	2,164	USD	2,774	04/16/12	(57)
Barclays Bank PLC	GBP	200	USD	307	02/02/12	(9)
Barclays Bank PLC	GBP	236	USD	368	03/02/12	(4)
Citibank	USD	3,504	CAD	3,570	02/16/12	55
Citibank	USD	8,628	EUR	6,628	02/02/12	41
Citibank	USD	646	EUR	467	02/16/12	(35)
Citibank	USD	5,951	EUR	4,582	02/16/12	43
Citibank	USD	4,444	GBP	2,857	02/02/12	58
Citibank	USD	772	PLN	2,556	02/16/12	19
Citibank	AUD	99	USD	102	02/23/12	(3)
Citibank	AUD	100	USD	101	02/23/12	(5)
Citibank	AUD	100	USD	100	02/23/12	(6)
Citibank	AUD	200	USD	205	02/23/12	(7)
Citibank	AUD	338	USD	334	02/23/12	(24)
Citibank	CAD	100	USD	98	02/09/12	(2)
Citibank	CAD	200	USD	196	02/09/12	(4)
Citibank	CAD	312	USD	300	02/09/12	(11)
Citibank	CAD	313	USD	303	02/09/12	(9)
Citibank	CAD	3,570	USD	3,526	02/16/12	(33)
Citibank	EUR	467	USD	593	02/16/12	(18)
Citibank	EUR	4,582	USD	5,963	02/16/12	(30)
Citibank	EUR	6,628	USD	8,629	03/02/12	(41)
Citibank	EUR	1,590	USD	2,035	04/16/12	(46)
Citibank	GBP	99	USD	153	02/02/12	(3)
Citibank	GBP	2,857	USD	4,443	03/02/12	(58)
Citibank	PLN	2,556	USD	804	02/16/12	13
Deutsche Bank AG	USD	7,753	CNY	49,177	02/13/12	41
Deutsche Bank AG	CAD	7	USD	7	02/09/12	—
Deutsche Bank AG	CAD	93	USD	90	02/09/12	(3)
Deutsche Bank AG	CAD	204	USD	196	02/09/12	(7)
Deutsche Bank AG	CAD	812	USD	795	02/09/12	(14)
Deutsche Bank AG	EUR	135	USD	171	04/16/12	(6)
Deutsche Bank AG	EUR	5,104	USD	6,549	04/16/12	(129)
Goldman Sachs	CAD	102	USD	99	02/09/12	(3)
Goldman Sachs	EUR	6,628	USD	8,698	02/02/12	28
HSBC Bank PLC	USD	6,688	MXN	87,100	02/02/12	(5)
HSBC Bank PLC	USD	6,692	MXN	87,100	02/02/12	(10)
HSBC Bank PLC	CNY	1,279	USD	200	02/13/12	(3)
HSBC Bank PLC	CNY	8,904	USD	1,400	02/13/12	(11)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	MXN	87,100	USD	6,641	05/03/12	9
HSBC Bank PLC	MXN	87,100	USD	6,637	05/03/12	5
JPMorgan Chase Bank	USD	4,012	BRL	7,584	03/02/12	296
JPMorgan Chase Bank	AUD	4,700	USD	4,618	02/23/12	(360)
JPMorgan Chase Bank	CAD	1	USD	1	02/09/12	—
JPMorgan Chase Bank	CAD	5	USD	5	02/09/12	—
JPMorgan Chase Bank	CAD	54	USD	53	02/09/12	(1)
JPMorgan Chase Bank	CAD	93	USD	92	02/09/12	(1)
JPMorgan Chase Bank	CAD	103	USD	101	02/09/12	(2)
JPMorgan Chase Bank	CAD	172	USD	168	02/09/12	(3)
JPMorgan Chase Bank	CAD	198	USD	191	02/09/12	(6)
JPMorgan Chase Bank	CAD	204	USD	198	02/09/12	(5)
JPMorgan Chase Bank	CAD	304	USD	297	02/09/12	(6)
JPMorgan Chase Bank	CAD	306	USD	300	02/09/12	(5)
JPMorgan Chase Bank	CAD	413	USD	400	02/09/12	(12)
JPMorgan Chase Bank	CNY	639	USD	100	02/13/12	(1)
JPMorgan Chase Bank	CNY	639	USD	100	02/13/12	(1)
Morgan Stanley & Co., Inc.	BRL	175	USD	100	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	176	USD	100	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	176	USD	100	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	180	USD	100	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	180	USD	100	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	350	USD	200	03/02/12	1
Morgan Stanley & Co., Inc.	BRL	354	USD	200	03/02/12	(1)
Morgan Stanley & Co., Inc.	BRL	356	USD	200	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	359	USD	200	03/02/12	(4)
Morgan Stanley & Co., Inc.	BRL	360	USD	200	03/02/12	(5)
Morgan Stanley & Co., Inc.	CAD	307	USD	299	02/09/12	(7)
Morgan Stanley & Co., Inc.	GBP	100	USD	157	03/02/12	—
Royal Bank of Canada	USD	5,303	CAD	5,295	02/09/12	(23)
Royal Bank of Canada	CAD	103	USD	100	02/09/12	(3)
Royal Bank of Canada	CAD	104	USD	101	02/09/12	(3)
Royal Bank of Canada	CAD	204	USD	200	02/09/12	(3)
Royal Bank of Canada	CAD	207	USD	200	02/09/12	(6)
Royal Bank of Canada	CAD	289	USD	281	02/09/12	(7)
Royal Bank of Canada	CAD	5,295	USD	5,298	03/22/12	23
Royal Bank of Canada	EUR	259	USD	329	04/16/12	(10)
Royal Bank of Canada	GBP	2,465	USD	3,859	02/02/12	(25)
UBS AG	USD	605	EUR	477	02/16/12	19
UBS AG	BRL	175	USD	100	03/02/12	—
UBS AG	BRL	179	USD	100	03/02/12	(1)
UBS AG	BRL	179	USD	100	03/02/12	(2)
UBS AG	BRL	179	USD	100	03/02/12	(2)
UBS AG	BRL	180	USD	100	03/02/12	(2)
UBS AG	BRL	180	USD	100	03/02/12	(2)
UBS AG	BRL	183	USD	100	03/02/12	(4)
UBS AG	BRL	183	USD	100	03/02/12	(4)
UBS AG	BRL	356	USD	200	03/02/12	(2)
UBS AG	CAD	103	USD	99	02/09/12	(3)
UBS AG	EUR	477	USD	659	02/16/12	35
UBS AG	EUR	1,683	USD	2,147	04/16/12	(55)
UBS AG	EUR	2,219	USD	2,822	04/16/12	(82)
UBS AG	GBP	93	USD	143	02/02/12	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(587)

See accompanying notes which are an integral part of this quarterly report.

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	900	12.455%	Brazil Interbank Deposit Rate	01/02/13	14
Barclays Bank PLC	BRL	2,400	11.910%	Brazil Interbank Deposit Rate	01/02/13	46
Barclays Bank PLC	BRL	300	10.830%	Brazil Interbank Deposit Rate	01/02/14	2
Barclays Bank PLC	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	28
Barclays Bank PLC	USD	4,100	Three Month LIBOR	2.750%	06/20/42	(69)
BNP Paribas	BRL	1,100	11.880%	Brazil Interbank Deposit Rate	01/02/13	21
BNP Paribas	BRL	3,400	12.800%	Brazil Interbank Deposit Rate	01/02/13	93
BNP Paribas	BRL	300	12.110%	Brazil Interbank Deposit Rate	01/02/14	8
BNP Paribas	USD	2,600	1.000%	Federal Fund Effective Rate - 1 Year	09/19/14	42
Citibank	AUD	200	4.250%	Six Month BBSW	06/15/17	—
Citibank	AUD	300	5.000%	Six Month BBSW	06/15/17	11
Citibank	AUD	800	5.250%	Six Month BBSW	06/15/22	45
Citigroupglobal Markets	EUR	200	3.650%	Six Month EURIBOR	09/21/21	33
Citigroupglobal Markets	EUR	800	3.000%	Six Month EURIBOR	03/21/22	69
Credit Suisse Financial Products	BRL	100	12.480%	Brazil Interbank Deposit Rate	01/02/13	2
Deutsche Bank	AUD	100	4.250%	Six Month BBSW	06/15/17	—
Deutsche Bank	AUD	100	5.000%	Six Month BBSW	06/15/17	4
Deutsche Bank	EUR	300	2.500%	Six Month EURIBOR	09/21/18	17
Goldman Sachs	BRL	3,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	78
Goldman Sachs	BRL	800	12.650%	Brazil Interbank Deposit Rate	01/02/14	30
Goldman Sachs	USD	1,300	0.500%	Federal Fund Effective Rate - 1 Year	09/19/14	8
Goldman Sachs	AUD	3,000	5.000%	Six Month BBSW	06/15/17	111
HSBC	BRL	200	10.450%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	2,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	58
HSBC	BRL	3,600	12.830%	Brazil Interbank Deposit Rate	01/02/13	100
HSBC	BRL	600	11.530%	Brazil Interbank Deposit Rate	01/02/14	9
HSBC	BRL	1,500	10.990%	Brazil Interbank Deposit Rate	01/02/14	13
HSBC	BRL	1,700	10.530%	Brazil Interbank Deposit Rate	01/02/14	7
HSBC	BRL	2,500	10.180%	Brazil Interbank Deposit Rate	01/02/14	6
HSBC	BRL	2,500	12.540%	Brazil Interbank Deposit Rate	01/02/14	90
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
JPMorgan	BRL	2,900	12.170%	Brazil Interbank Deposit Rate	01/02/13	70
JPMorgan	BRL	100	10.870%	Brazil Interbank Deposit Rate	01/02/14	1
JPMorgan	BRL	600	12.200%	Brazil Interbank Deposit Rate	01/02/14	18
Merrill Lynch	BRL	3,800	11.900%	Brazil Interbank Deposit Rate	01/02/13	73
Morgan Stanley	BRL	1,900	12.500%	Brazil Interbank Deposit Rate	01/02/13	30
Morgan Stanley	BRL	2,200	10.455%	Brazil Interbank Deposit Rate	01/02/13	6
Morgan Stanley	USD	6,600	0.500%	Federal Fund Effective Rate - 1 Year	09/19/13	25
Morgan Stanley	BRL	100	10.580%	Brazil Interbank Deposit Rate	01/02/14	1
Morgan Stanley	BRL	3,400	12.510%	Brazil Interbank Deposit Rate	01/02/14	120
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	2
Morgan Stanley	EUR	700	3.000%	Six Month EURIBOR	09/21/21	65
Morgan Stanley	EUR	100	Six Month EURIBOR	3.000%	03/21/22	(8)
Morgan Stanley	EUR	2,100	2.750%	Six Month EURIBOR	03/21/22	118
Morgan Stanley	EUR	2,900	2.500%	Six Month EURIBOR	03/21/22	75
Morgan Stanley	USD	1,670	Three Month LIBOR	3.925%	05/15/41	(456)
Morgan Stanley	USD	6,300	Three Month LIBOR	2.750%	06/20/42	(106)
Royal Bank of Canada	BRL	2,400	12.700%	Brazil Interbank Deposit Rate	01/02/14	82
Royal Bank of Scotland	AUD	300	5.000%	Six Month BBSW	06/15/17	11
Royal Bank of Scotland	GBP	1,200	3.000%	Six Month LIBOR	03/21/22	126
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	7
UBS	BRL	100	10.770%	Brazil Interbank Deposit Rate	01/02/14	1
UBS	BRL	400	12.250%	Brazil Interbank Deposit Rate	01/02/14	12

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	BRL	600	10.380%	Brazil Interbank Deposit Rate	01/02/14	2
UBS	BRL	3,000	11.760%	Brazil Interbank Deposit Rate	01/02/14	49

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $136 (å)						1,205

See accompanying notes which are an integral part of this quarterly report.

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

American International Group, Inc.	Bank of America	3.192%	USD	900	1.000%		03/20/16	(71)
American International Group, Inc.	Citibank	3.192%	USD	1,000	1.000%		03/20/16	(79)
Berkshire Hathaway, Inc.	Deutsche Bank	0.850%	USD	2,900	1.000%		03/20/13	6
D.R. Horton, Inc.	Deutsche Bank	1.796%	USD	165	(1.000%	)	09/20/16	6
D.R. Horton, Inc.	Goldman Sachs	1.796%	USD	165	(1.000%	)	09/20/16	6
GE Capital Corp.	Bank of America	1.770%	USD	2,300	1.000%		03/20/16	(70)
GE Capital Corp.	Deutsche Bank	0.873%	USD	1,425	1.070%		12/20/12	2
MetLife, Inc.	Deutsche Bank	1.539%	USD	1,500	2.050%		03/20/13	9
MetLife, Inc.	UBS	1.539%	USD	1,500	2.050%		03/20/13	9
Prudential Financial, Inc.	Deutsche Bank	1.344%	USD	1,500	2.300%		03/20/13	15
Prudential Financial, Inc.	UBS	1.344%	USD	1,500	2.300%		03/20/13	15
Wells Fargo & Co.	Credit Suisse Financial Products	0.621%	USD	1,000	1.000%		09/20/13	6
Wells Fargo & Co.	Goldman Sachs	0.573%	USD	700	1.000%		06/20/13	4

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($78)								(142)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home
Equity Sector	Barclays Bank PLC	USD	2,420	0.760%		01/25/38	(1,559)
CMBX AJ Index	Bank of America	USD	445	(0.840%	)	10/12/52	68
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%	)	10/12/52	17
CMBX AJ Index	Credit Suisse First Boston	USD	2,420	(0.840%	)	10/12/52	368
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	10
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	13
Dow Jones CDX Index	JPMorgan	USD	675	0.553%		12/20/17	13
Dow Jones CDX Index	JPMorgan	USD	400	1.120%		12/20/12	4
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	5
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	38
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	289	0.548%		12/20/17	5

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($18)							(1,018)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Bank of America	1.213%	USD	1,000	1.000%	09/20/15	(8)
Brazil Government International Bond	Bank of America	1.281%	USD	2,600	1.000%	03/20/16	(32)
Brazil Government International Bond	Barclays Bank PLC	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	Citibank	1.213%	USD	1,000	1.000%	09/20/15	(8)
Brazil Government International Bond	Citibank	1.336%	USD	800	1.000%	06/20/16	(12)
Brazil Government International Bond	Credit Suisse Financial Products	1.336%	USD	1,900	1.000%	06/20/16	(28)
Brazil Government International Bond	Deutsche Bank	1.336%	USD	1,000	1.000%	06/20/16	(15)
Brazil Government International Bond	Deutsche Bank	1.170%	USD	1,000	1.000%	06/20/15	(6)
Brazil Government International Bond	Deutsche Bank	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	Goldman Sachs	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	HSBC	1.213%	USD	700	1.000%	09/20/15	(6)
Brazil Government International Bond	HSBC	1.336%	USD	7,400	1.000%	06/20/16	(110)
Brazil Government International Bond	JPMorgan	1.213%	USD	200	1.000%	09/20/15	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	JPMorgan	1.384%	USD	200	1.000%	09/20/16	(4)
Brazil Government International Bond	Morgan Stanley	1.170%	USD	500	1.000%	06/20/15	(3)
Brazil Government International Bond	UBS	1.213%	USD	500	1.000%	09/20/15	(4)
China Government International Bond	Barclays Bank PLC	1.161%	USD	2,400	1.000%	03/20/16	(13)
China Government International Bond	Deutsche Bank	1.283%	USD	400	1.000%	09/20/16	(5)
China Government International Bond	Goldman Sachs	1.283%	USD	100	1.000%	09/20/16	(1)
China Government International Bond	JPMorgan	1.283%	USD	400	1.000%	09/20/16	(5)
China Government International Bond	Morgan Stanley	1.283%	USD	300	1.000%	09/20/16	(4)
China Government International Bond	Morgan Stanley	1.226%	USD	1,200	1.000%	06/20/16	(11)
China Government International Bond	Morgan Stanley	0.937%	USD	2,000	1.000%	03/20/15	(1)
France Government International Bond	Barclays Bank PLC	1.728%	USD	3,165	0.250%	09/20/16	(205)
France Government International Bond	Goldman Sachs	1.646%	USD	3,800	0.250%	03/20/16	(207)
France Government International Bond	HSBC	1.747%	USD	100	0.250%	09/20/16	(6)
France Government International Bond	Morgan Stanley	1.646%	USD	500	0.250%	03/20/16	(27)
France Government International Bond	Royal Bank of Scotland	1.646%	USD	500	0.250%	03/20/16	(27)
Germany Government International Bond	UBS	0.770%	USD	1,200	0.250%	06/20/16	(27)
Italy Government International Bond	Barclays Bank PLC	4.108%	USD	800	1.000%	03/20/16	(90)
Italy Government International Bond	Goldman Sachs	4.108%	USD	2,800	1.000%	03/20/16	(316)
Italy Government International Bond	Goldman Sachs	4.108%	USD	200	1.000%	03/20/16	(23)
Italy Government International Bond	Goldman Sachs	4.109%	USD	1,000	1.000%	06/20/16	(119)
Japan Government International Bond	Bank of America	1.191%	USD	200	1.000%	03/20/16	(2)
Japan Government International Bond	Bank of America	1.191%	USD	100	1.000%	03/20/16	(1)
Japan Government International Bond	Goldman Sachs	1.244%	USD	500	1.000%	06/20/16	(6)
Japan Government International Bond	JPMorgan	1.191%	USD	700	1.000%	03/20/16	(7)
Kazakhstan Government International Bond	Citibank	2.433%	USD	300	1.000%	03/20/16	(17)
Kazakhstan Government International Bond	Deutsche Bank	2.433%	USD	300	1.000%	03/20/16	(17)
Kazakhstan Government International Bond	HSBC	2.433%	USD	400	1.000%	03/20/16	(22)
Korea Government International Bond	Deutsche Bank	1.363%	USD	600	1.000%	06/20/16	(9)
Korea Government International Bond	Deutsche Bank	1.363%	USD	400	1.000%	06/20/16	(6)
Mexico Government International Bond	Bank of America	1.171%	USD	300	1.000%	09/20/15	(2)
Mexico Government International Bond	Citibank	1.301%	USD	1,000	1.000%	06/20/16	(13)
Mexico Government International Bond	Citibank	1.171%	USD	700	1.000%	09/20/15	(5)
Mexico Government International Bond	Citibank	1.072%	USD	400	1.000%	03/20/15	(1)
Mexico Government International Bond	Credit Suisse Financial Products	1.072%	USD	400	1.000%	03/20/15	(1)
Mexico Government International Bond	Deutsche Bank	1.301%	USD	2,100	1.000%	06/20/16	(27)
Mexico Government International Bond	Deutsche Bank	1.072%	USD	200	1.000%	03/20/15	(1)
Mexico Government International Bond	Deutsche Bank	1.244%	USD	900	1.000%	03/20/16	(9)
Mexico Government International Bond	Goldman Sachs	1.244%	USD	3,100	1.000%	03/20/16	(32)
Mexico Government International Bond	Morgan Stanley	1.351%	USD	300	1.000%	09/20/16	(5)
Spain Government International Bond	Bank of America	3.685%	USD	100	1.000%	03/20/16	(10)
United Kingdom Gilt	Credit Suisse Financial Products	0.630%	USD	200	1.000%	03/20/16	3
United Kingdom Gilt	Goldman Sachs	0.587%	USD	400	1.000%	12/20/15	6
United Kingdom Gilt	UBS	0.415%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	UBS	0.415%	USD	300	1.000%	03/20/15	5
United Kingdom Gilt	UBS	0.683%	USD	1,000	1.000%	06/20/16	14
United Kingdom Gilt	UBS	0.683%	USD	400	1.000%	06/20/16	6
United States Government Bond	BNP Paribas	0.364%	EUR	1,000	0.250%	03/20/16	(9)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($1,453)							(1,500)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,549) (å)							(2,660)

See accompanying notes which are an integral part of this quarterly report.

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$66,509	$—	$66,509
Corporate Bonds and Notes	—	292,878	6,929	299,807
International Debt	—	117,100	—	117,100
Mortgage-Backed Securities	—	724,579	21,664	746,243
Municipal Bonds	—	32,715	2,854	35,569
Non-US Bonds	—	9,875	—	9,875
United States Government Agencies	—	44,300	—	44,300
United States Government Treasuries	—	326,553	—	326,553
Preferred Stocks	3,611	—	2,941	6,552
Options Purchased	—	50	—	50
Short-Term Investments	—	351,085	—	351,085
Repurchase Agreements	—	10,200	—	10,200
Other Securities	—	17,849	—	17,849

Total Investments	3,611	1,993,693	34,388	2,031,692

Other Financial Instruments
Futures Contracts	1,856	—	—	1,856
Options Written	—	(137)	(15)	(152)
Foreign Currency Exchange Contracts	(15)	(572)	—	(587)
Interest Rate Swap Contracts	—	687	382	1,069
Credit Default Swap Contracts	—	(1,111)	—	(1,111)

Total Other Financial Instruments*	$1,841	$(1,133)	$367	$1,075

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized/ Gain/(Loss)	Net Transfers out of Level 3

Long-Term Investments
Asset-Backed Securities	$—	$—	$—	$—	$—	$—
Corporate Bonds and Notes	7,305	982	1,603	(2)	33	—
International Debt	—	—	—	—	—	—
Mortgage-Backed Securities	22,134	895	600	—	(5)	781
Municipal Bonds	2,989	—	26	3	3	—
Preferred Stocks	2,950	—	—	—	—	—
Short-Term Investments	—	—	—	—	—

Total Investments	35,378	1,877	2,229	1	31	781

Other Financial Instruments
Options Written	(70)	—	—	—	51	—
Interest Rate Swap Contracts	—	—	—	—	—	—
Credit Default Swap Contracts	(48)	—	—	—	—	—
Index Swaps	(12)	—	—	—	—	—

Total Other Financial Instruments	(130)	—	—	—	51	—

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings, continued — January 31, 2012

Amounts in thousands

Category and Subcategory	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance At 1/31/2012	Change in Unrealized Appreciation/ (Depreciation) on Investments still held as of 01/31/12

Long-Term Investments
Asset-Backed Securities	$—	$—	$—
Corporate Bonds and Notes	214	6,929	214
International Debt	—	—	—
Mortgage-Backed Securities	21	21,664	(38)
Municipal Bonds	(115)	2,854	(115)
Preferred Stocks	(9)	2,941	(9)
Short-Term Investments	—	—	—

Total Investments	111	34,388	52

Other Financial Instruments
Options Written	4	(15)	(—)
Interest Rate Swap Contracts	382	382	382
Credit Default Swap Contracts	48	—	—
Index Swaps	12	—	—

Total Other Financial Instruments	446	367	382

See accompanying notes which are an integral part of this quarterly report.

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.1%
Asset-Backed Securities - 7.8%
Ally Master Owner Trust
Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	3,000	3,244
Series 2011-1 Class A2 2.150% due 01/15/16	5,250	5,340
Series 2011-3 Class A2 1.810% due 05/15/16	985	998
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class B 3.720% due 11/17/14	330	336
Series 2010-2 Class A2 1.220% due 10/08/13	305	305
Series 2010-4 Class A2 0.960% due 05/08/14	689	689
Series 2010-4 Class B 1.990% due 10/08/15	1,435	1,449
Series 2010-A Class A2 1.460% due 11/06/13	35	35
Series 2011-2 Class A3 1.610% due 10/08/15	2,525	2,551
Series 2011-3 Class B 2.280% due 06/08/16	1,290	1,293
Series 2011-4 Class A3 1.170% due 05/09/16	4,800	4,802
Ameriquest Mortgage Securities, Inc.
Series 2005-R10 Class A2B 0.496% due 12/25/35 (Ê)	392	366
Asset Backed Securities Corp. Home Equity
Series 2002-HE1 Class M1 1.935% due 03/15/32 (Ê)	427	308
Series 2004-HE6 Class A1 0.551% due 09/25/34 (Ê)	160	142
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2 4.460% due 10/20/16	786	827
Bank of America Auto Trust
Series 2009-3A Class A3 1.670% due 12/15/13 (Þ)	111	112
Bear Stearns Asset Backed Securities Trust
Series 2007-HE7 Class 1A1 1.276% due 10/25/37 (Ê)	422	242
Capital One Multi-Asset Execution Trust
Series 2005-A10 Class A 0.365% due 09/15/15 (Ê)	1,365	1,364
Series 2005-B1 Class B1 4.900% due 12/15/17	820	893
CarMax Auto Owner Trust
Series 2010-1 Class A3 1.560% due 07/15/14	655	658
Centex Home Equity
Series 2003-C Class AF4 5.460% due 04/25/32	104	103
Chase Issuance Trust
Series 2005-C2 Class C2 0.725% due 01/15/15 (Ê)	1,785	1,785

	Principal Amount ($) or Shares	Market Value $
Series 2007-A9 Class A9 0.315% due 06/16/14 (Ê)	3,700	3,699
CIT Marine Trust
Series 1999-A Class A4 6.250% due 11/15/19	71	72
Citibank Omni Master Trust
Series 2009-A8 Class A8 2.390% due 05/16/16 (Ê)(Þ)	3,700	3,720
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A 0.756% due 12/25/31 (Ê)	62	32
Series 2005-1 Class AF4 5.147% due 07/25/35	295	273
Series 2005-4 Class AF3 4.456% due 10/25/35	36	35
Series 2005-17 Class 4A2A 0.536% due 05/25/36 (Ê)	432	369
Series 2006-3 Class 2A2 0.456% due 06/25/36 (Ê)	244	193
Series 2007-4 Class A2 5.530% due 09/25/37	360	310
Discover Card Master Trust I
Series 2007-3 Class B2 0.465% due 10/16/14 (Ê)	1,240	1,239
DT Auto Owner Trust
Series 2009-1 Class A1 2.980% due 10/15/15 (Þ)	558	561
Series 2010-1A Class B 2.360% due 04/15/13 (Þ)	767	768
Series 2011-2A Class A 0.960% due 01/15/14 (Þ)	691	691
Series 2011-2A Class B 2.120% due 02/16/16 (Þ)	2,295	2,297
Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	1,244	1,245
Equity One ABS, Inc.
Series 2003-4 Class M1 5.369% due 10/25/34	415	248
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5 6.704% due 12/25/30	2,220	2,427
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1 1.500% due 09/15/15	1,880	1,899
Franklin Auto Trust
Series 2006-1 Class C 5.410% due 07/21/14	813	814
Fremont Home Loan Trust
Series 2006-E Class 2A1 0.336% due 01/25/37 (Ê)	21	21
GE Equipment Midticket LLC
Series 2009-1 Class A3 2.340% due 06/17/13	8	8
GE-WMC Mortgage Securities LLC
Series 2006-1 Class A2A 0.316% due 08/25/36 (Ê)	11	3

Russell Short Duration Bond Fund	175

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSAMP Trust
Series 2007-FM1 Class A2A 0.346% due 12/25/36 (Ê)	99	65
Harley-Davidson Motorcycle Trust
Series 2007-2 Class A4 5.120% due 08/15/13	84	84
Series 2007-3 Class A4 5.520% due 11/15/13	292	294
Home Equity Asset Trust
Series 2006-3 Class 2A3 0.456% due 07/25/36 (Ê)	883	847
HSBC Home Equity Loan Trust
Series 2005-1 Class A 0.571% due 01/20/34 (Ê)	195	176
Series 2005-3 Class A1 0.541% due 01/20/35 (Ê)	1,607	1,465
JPMorgan Auto Receivables Trust
Series 2008-A Class A4 5.220% due 07/15/15 (Þ)	2,455	2,479
Landmark CDO, Ltd.
Series 2003-3A Class A1LA 1.037% due 01/15/16 (Ê)(Þ)	48	47
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1 0.836% due 10/25/34 (Ê)	20	15
Long Grove CLO, Ltd.
Series 2004-1A Class A 0.886% due 05/25/16 (Ê)(Þ)	1,297	1,270
Marriott Vacation Club Owner Trust
Series 2006-1A Class D 6.502% due 04/20/28 (Þ)	133	135
Massachusetts Educational Financing Authority
Series 2008-1 Class A1 1.510% due 04/25/38 (Ê)	1,210	1,208
Mercedes-Benz Auto Lease Trust
Series 2011-B Class A4 1.240% due 07/17/17 (Þ)	3,000	3,008
Porsche Innovative Lease Owner Trust
Series 2011-1 Class A4 1.260% due 11/20/17 (Þ)	2,000	2,006
Prestige Auto Receivables Trust
Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	1,385	1,393
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3 5.565% due 02/25/36	117	101
Series 2007-2 Class AF2 5.675% due 06/25/37	355	144
Santander Drive Auto Receivables Trust
Series 2010-1 Class A2 1.360% due 03/15/13	186	186
Series 2010-1 Class A3 1.840% due 11/17/14	2,085	2,101
Series 2010-2 Class A2 0.950% due 08/15/13	541	541
Series 2010-2 Class B 2.240% due 12/15/14	450	450

	Principal Amount ($) or Shares	Market Value $
Series 2010-A Class A2 1.370% due 08/15/13 (Þ)	345	345
Series 2010-B Class A2 1.010% due 07/15/13 (Þ)	1,056	1,056
Series 2011-1 Class A2 0.940% due 02/18/14	1,298	1,297
Series 2011-1 Class A3 1.280% due 01/15/15	1,240	1,242
Series 2011-1 Class B 2.350% due 11/16/15	1,525	1,532
Series 2011-2 Class B 2.660% due 01/15/16	755	759
Series 2011-3 Class B 2.500% due 12/15/15	2,180	2,181
Series 2012-1 Class B 2.720% due 05/16/16	1,680	1,683
SLM Student Loan Trust
Series 2003-12 Class A4 0.736% due 12/17/18 (Ê)	286	286
Series 2003-7A Class A5A 1.746% due 12/15/33 (Ê)(Þ)	600	595
Series 2008-2 Class A1 0.860% due 01/25/15 (Ê)	4	4
Series 2008-7 Class A2 1.060% due 10/25/17 (Ê)	2,472	2,465
Series 2011-A Class A1 1.285% due 10/15/24 (Ê)(Þ)	3,032	3,002
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	715	737
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	1,765	1,765
Small Business Administration Participation Certificates
Series 2009-20D Class 1 4.310% due 04/01/29	471	514
SMART Trust
Series 2011-1USA Class A2A 1.180% due 04/14/13 (Þ)	601	601
South Carolina Student Loan Corp.
Series 2008-1 Class A4 1.527% due 09/03/24 (Ê)	400	394
South Carolina Student Loan Corp. Revenue Bonds
Series 2008-1 Class A2 1.077% due 03/01/18 (Ê)	431	426
Series 2008-1 Class A3 1.277% due 03/02/20 (Ê)	700	690

		88,355

Corporate Bonds and Notes - 12.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/13	200	211
Ally Financial, Inc.
3.963% due 06/20/14 (Ê)	300	292
American Express Bank FSB
Series BKNT 5.500% due 04/16/13	300	316

176	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American International Group, Inc.
4.250% due 05/15/13	500	507
4.875% due 09/15/16	1,570	1,594
8.250% due 08/15/18	100	115
Amgen, Inc.
2.500% due 11/15/16	1,755	1,810
Anheuser-Busch InBev Worldwide, Inc.
Series FRN 1.107% due 01/27/14 (Ê)	2,100	2,107
Aristotle Holding, Inc.
3.500% due 11/15/16 (Þ)	2,000	2,057
AT&T, Inc.
2.950% due 05/15/16	1,195	1,266
Bank of America Corp.
1.973% due 01/30/14 (Ê)	1,800	1,743
7.375% due 05/15/14	1,415	1,527
4.750% due 08/01/15	770	787
Bank of America NA
Series BKNT 6.100% due 06/15/17	380	385
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	3,030	3,269
Berkshire Hathaway, Inc.
1.900% due 01/31/17	865	879
Best Buy Co., Inc.
6.750% due 07/15/13	655	695
Black & Decker Corp.
8.950% due 04/15/14	1,020	1,174
Boston Scientific Corp.
4.500% due 01/15/15	860	918
Cameron International Corp.
1.459% due 06/02/14 (Ê)	500	501
Case New Holland, Inc.
7.750% due 09/01/13	450	487
Caterpillar, Inc.
0.649% due 05/21/13 (Ê)	1,800	1,806
CEDC Finance Corp. International, Inc.
9.125% due 12/01/16 (Þ)	575	405
CenterPoint Energy Houston Electric LLC
Series U 7.000% due 03/01/14	547	613
Cintas Corp. No. 2
2.850% due 06/01/16	1,105	1,148
CIT Group, Inc.
7.000% due 05/01/17	204	204
Series A 7.000% due 05/01/16	115	115
Citigroup, Inc.
1.307% due 02/15/13 (Ê)	5,800	5,744
5.500% due 04/11/13	700	726
4.450% due 01/10/17	2,555	2,664
Commonwealth Edison Co.
1.625% due 01/15/14	855	869
Continental Airlines 2006-1 Class G
Pass Through Trust
Series 061G
0.879% due 06/02/13 (Ê)	579	550

	Principal Amount ($) or Shares	Market Value $
CVS Caremark Corp.
3.250% due 05/18/15	890	944
Daimler Finance NA LLC
1.742% due 09/13/13 (Ê)(Þ)	400	399
Devon Energy Corp.
5.625% due 01/15/14	615	673
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.550% due 03/15/15	1,190	1,243
Discover Financial Services
10.250% due 07/15/19	745	935
Dr Pepper Snapple Group, Inc.
6.120% due 05/01/13	500	531
Duke Energy Carolinas LLC
1.750% due 12/15/16	1,530	1,556
4.300% due 06/15/20	710	811
E*Trade Financial Corp.
12.500% due 11/30/17	868	1,005
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/20	300	335
Enterprise Products Operating LLC
5.900% due 04/15/13	175	185
Express Scripts, Inc.
6.250% due 06/15/14	685	751
First Horizon National Corp.
5.375% due 12/15/15	500	515
FirstEnergy Solutions Corp.
4.800% due 02/15/15	655	702
Florida Gas Transmission Co. LLC
4.000% due 07/15/15 (Þ)	500	524
Ford Motor Credit Co. LLC
8.700% due 10/01/14	400	453
FUEL Trust
3.984% due 06/15/16 (Å)	1,190	1,212
General Electric Capital Corp.
4.650% due 10/17/21	265	280
Series MTNA 0.806% due 09/15/14 (Ê)	2,525	2,453
Gilead Sciences, Inc.
3.050% due 12/01/16	1,385	1,452
Goldman Sachs Group, Inc. (The)
3.700% due 08/01/15	2,035	2,069
5.250% due 07/27/21	4,900	4,895
Goodrich Corp.
6.290% due 07/01/16	1,215	1,436
Hewlett-Packard Co.
0.786% due 05/24/13 (Ê)	2,100	2,088
4.750% due 06/02/14	1,285	1,374
2.650% due 06/01/16	1,040	1,054
Humana, Inc.
6.450% due 06/01/16	383	433
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	4,715	4,968
John Deere Capital Corp.
4.900% due 09/09/13	980	1,044
2.800% due 09/18/17	2,290	2,426

Russell Short Duration Bond Fund	177

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co.
3.150% due 07/05/16	3,000	3,046
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	275	298
JPMorgan Chase Bank NA
0.872% due 06/13/16 (Ê)	1,400	1,273
Kraft Foods, Inc.
2.625% due 05/08/13	2,700	2,753
4.125% due 02/09/16	680	739
5.375% due 02/10/20	1,145	1,337
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)	270	—
Medco Health Solutions, Inc.
7.250% due 08/15/13	770	840
Medtronic, Inc.
4.500% due 03/15/14	230	249
3.000% due 03/15/15	1,230	1,311
Merrill Lynch & Co., Inc.
5.450% due 02/05/13	3,700	3,808
6.400% due 08/28/17	1,255	1,327
MetLife Institutional Funding II
1.481% due 04/04/14 (Ê)(Þ)	1,700	1,700
Metropolitan Life Global Funding I
5.125% due 04/10/13 (Þ)	100	105
3.125% due 01/11/16 (Þ)	2,345	2,416
Microsoft Corp.
4.200% due 06/01/19	1,000	1,156
Morgan Stanley
6.625% due 04/01/18	1,365	1,438
Series GMTN 2.953% due 05/14/13 (Ê)	2,900	2,898
0.883% due 01/09/14 (Ê)	2,215	2,083
National Rural Utilities Cooperative Finance Corp.
1.900% due 11/01/15	1,405	1,431
NB Capital Trust IV
8.250% due 04/15/27	360	355
NII Capital Corp.
7.625% due 04/01/21	895	917
PACCAR, Inc.
6.875% due 02/15/14	700	787
Pacific Life Global Funding
5.150% due 04/15/13 (Þ)	900	938
Philip Morris International, Inc.
2.500% due 05/16/16	1,765	1,838
Pricoa Global Funding I
0.774% due 09/27/13 (Ê)(Þ)	200	198
Principal Life Income Funding Trusts
5.300% due 04/24/13	200	210
Prudential Financial, Inc.
6.200% due 01/15/15	310	343
Quebecor World Capital Corp.
6.125% due 11/15/13 (Ø)	70	—
4.875% due 01/02/49 (Ø)	205	—
Qwest Corp.
3.796% due 06/15/13 (Ê)	200	202

	Principal Amount ($) or Shares	Market Value $
Regions Financial Corp.
7.750% due 11/10/14	100	105
Rockies Express Pipeline LLC
6.850% due 07/15/18 (Þ)	825	792
SLM Corp.
6.250% due 01/25/16	2,700	2,756
Series BEd 5.775% due 06/15/13 (Ê)	250	247
Southern Copper Corp.
6.375% due 07/27/15	300	333
SSIF Nevada, LP
1.267% due 04/14/14 (Ê)(Þ)	3,700	3,642
Staples, Inc.
9.750% due 01/15/14	1,040	1,192
TD Ameritrade Holding Corp.
4.150% due 12/01/14	1,690	1,804
Texas Competitive Electric Holdings Co. LLC Extended Term Loan
4.795% due 10/10/17 (Ê)	1,134	699
Textron, Inc.
6.200% due 03/15/15	970	1,041
Time Warner, Inc.
3.150% due 07/15/15	700	743
Union Pacific Corp.
5.375% due 05/01/14	1,000	1,087
Verizon Communications, Inc.
4.350% due 02/15/13	1,955	2,030
3.000% due 04/01/16	1,255	1,334
Series FRN 1.184% due 03/28/14 (Ê)	1,300	1,306
Walt Disney Co. (The)
4.500% due 12/15/13	385	413
Watson Pharmaceuticals, Inc.
5.000% due 08/15/14	525	563
Wells Fargo & Co.
2.625% due 12/15/16	1,330	1,358
Series K 7.980% due 03/29/49 (ƒ)	4,600	4,979
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	1,365	1,649
WM Wrigley Jr Co.
3.050% due 06/28/13 (Þ)	400	407
Yum! Brands, Inc.
4.250% due 09/15/15	1,570	1,705
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	1,100	1,034

		143,445

International Debt - 11.3%
Abu Dhabi National Energy Co.
4.125% due 03/13/17 (Þ)	920	932
AK Transneft OJSC Via TransCapitalInvest, Ltd.
7.700% due 08/07/13 (Þ)	1,100	1,182
America Movil SAB de CV
5.000% due 10/16/19	1,150	1,294

178	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American International Group, Inc.
1.388% due 07/19/13 (Ê)	2,900	3,567
Series MPLE 4.900% due 06/02/14	3,000	2,971
ANZ National International, Ltd.
6.200% due 07/19/13 (Þ)	200	211
ArcelorMittal
3.750% due 08/05/15	1,605	1,623
5.250% due 08/05/20	420	411
Babson CLO, Ltd.
Series 2004-2A Class A2A 0.777% due 11/15/16 (Ê)(Þ)	569	554
Banco Bradesco SA
2.561% due 05/16/14 (Ê)(Þ)	2,100	2,048
Banco do Brasil SA
4.500% due 01/22/15 (Þ)	300	310
Banco do Nordeste do Brasil SA
3.625% due 11/09/15 (Þ)	600	597
Banco Mercantil del Norte SA
4.375% due 07/19/15 (Þ)	500	508
Banco Santander Chile
3.750% due 09/22/15 (Þ)	1,000	1,008
Bank of Montreal
2.500% due 01/11/17	1,350	1,371
Bank of Nova Scotia
2.550% due 01/12/17	590	601
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850% due 01/22/15 (Þ)	600	637
Banque PSA Finance SA
Series 144a
2.481% due 04/04/14 (Ê)(Þ)	800	726
BHP Billiton Finance USA, Ltd.
5.500% due 04/01/14	200	221
BNP Paribas SA
Series BKNT 1.482% due 01/10/14 (Ê)	1,300	1,251
Series MTN 0.983% due 04/08/13 (Ê)	1,600	1,561
BPCE SA
2.375% due 10/04/13 (Þ)	100	98
Braskem Finance, Ltd.
5.750% due 04/15/21 (Þ)	300	299
Cenovus Energy, Inc.
4.500% due 09/15/14	335	363
Centrais Eletricas Brasileiras SA
6.875% due 07/30/19 (Þ)	200	228
Central American Bank for Economic Integration
5.375% due 09/24/14 (Þ)	700	749
Commonwealth Bank of Australia
1.000% due 07/12/13 (Ê)(Þ)	4,600	4,624
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Utrect
3.375% due 01/19/17	815	839
Corp. Andina de Fomento
8.125% due 06/04/19	210	257

	Principal Amount ($) or Shares	Market Value $
Credit Agricole Home Loan SFH
1.311% due 07/21/14 (Ê)(Þ)	1,800	1,725
Credit Agricole SA
2.011% due 01/21/14 (Ê)(Þ)	1,600	1,512
DanFin Funding, Ltd.
1.267% due 07/16/13 (Ê)(Þ)	3,000	3,032
Deutsche Telekom International Finance BV
5.250% due 07/22/13	2,000	2,104
Dexia Credit Local NY
0.927% due 03/05/13 (Ê)(Þ)	2,800	2,661
Dexia Credit Local SA
1.033% due 04/29/14 (Ê)(Þ)	1,400	1,274
Digicel Group, Ltd.
8.875% due 01/15/15 (Þ)	190	191
9.125% due 01/15/15 (Þ)	1,280	1,293
Dryden Leveraged Loan CDO 2002-II
Series 2005-8A Class A 0.738% due 05/22/17 (Ê)(Þ)	880	843
Eksportfinans ASA
2.375% due 05/25/16	1,740	1,498
FIH Erhvervsbank A/S
0.912% due 06/13/13 (Ê)(Þ)	4,900	4,896
Gazprom OAO Via Gaz Capital SA
7.510% due 07/31/13 (Þ)	600	641
Goldman Sachs Group, Inc. (The)
1.884% due 02/04/13 (Ê)	200	258
6.125% due 02/14/17	100	166
Series REGS 4.500% due 05/09/16	100	132
HSBC Finance Corp.
1.583% due 04/05/13 (Ê)	2,000	2,563
Hutchison Whampoa International 09/19, Ltd.
5.750% due 09/11/19 (Þ)	685	763
Hutchison Whampoa International 11, Ltd.
3.500% due 01/13/17 (Å)	1,500	1,527
Hydro Quebec
2.000% due 06/30/16	3,900	4,006
Industrial Bank of Korea
3.750% due 09/29/16 (Þ)	1,900	1,915
ING Bank NV
3.900% due 03/19/14 (Þ)	300	316
1.940% due 06/09/14 (Ê)(Þ)	400	385
Intesa Sanpaolo SpA
2.906% due 02/24/14 (Ê)(Þ)	700	645
Korea Development Bank (The)
8.000% due 01/23/14	600	660
3.250% due 03/09/16	1,800	1,786
Korea Housing Finance Corp.
4.125% due 12/15/15 (Þ)	700	726
Lloyds TSB Bank PLC
2.911% due 01/24/14 (Ê)	1,900	1,879
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	585	596
Morgan Stanley
1.807% due 03/01/13 (Ê)	1,400	1,799

Russell Short Duration Bond Fund	179

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series GMTN 1.651% due 01/16/17 (Ê)	200	220
5.750% due 02/14/17	100	161
National Australia Bank, Ltd.
1.301% due 04/11/14 (Ê)(Þ)	2,800	2,760
Nordea Eiendomskreditt AS
1.003% due 04/07/14 (Ê)(Þ)	1,300	1,260
Norske Skogindustrier ASA
6.125% due 10/15/15 (Þ)	535	350
PE Paper Escrow GmbH
12.000% due 08/01/14 (Þ)	400	434
Pernod-Ricard SA
2.950% due 01/15/17 (Å)	2,070	2,107
Petroleum Co. of Trinidad & Tobago, Ltd.
6.000% due 05/08/22 (Þ)	2,625	2,592
Province of Ontario Canada
1.600% due 09/21/16	14,500	14,622
Qatar Government International Bond
3.125% due 01/20/17 (Þ)	2,375	2,411
Qatari Diar Finance QSC
3.500% due 07/21/15 (Þ)	1,400	1,453
Qtel International Finance, Ltd.
3.375% due 10/14/16 (Þ)	2,800	2,818
5.000% due 10/19/25 (Þ)	700	705
RCI Banque SA
Series 144a 2.451% due 04/11/14 (Ê)(Þ)	1,800	1,649
SABMiller PLC
5.500% due 08/15/13 (Þ)	1,145	1,213
Shell International Finance BV
3.100% due 06/28/15	1,700	1,833
SLM Corp.
1.756% due 06/17/13 (Ê)	100	123
SLM Student Loan Trust
Series 2004-5X Class A5 1.418% due 10/25/23 (Ê)	1,800	2,118
SMART Trust
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,825	1,850
SMART Trust/Australia
Series 2011-4USA Class A3A 1.810% due 11/14/15 (Þ)	3,000	3,012
Societe Financement de l’Economie Francaise
3.375% due 05/05/14 (Þ)	1,300	1,352
Statoil ASA
1.800% due 11/23/16	405	414
Telefonica Emisiones SAU
2.582% due 04/26/13	390	386
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	845	923
Transocean, Inc.
5.050% due 12/15/16	825	884
Tyco International Finance SA
4.125% due 10/15/14	680	728
Vedanta Resources PLC
6.750% due 06/07/16 (Þ)	535	472

	Principal Amount ($) or Shares	Market Value $
VimpelCom Holdings BV
7.504% due 03/01/22 (Þ)	365	343
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,135	1,214
Waha Aerospace BV
3.925% due 07/28/20 (Þ)	1,530	1,564
Westpac Banking Corp.
1.309% due 03/31/14 (Ê)(Þ)	1,400	1,379
Willis Group Holdings PLC
4.125% due 03/15/16	535	548
XL Group PLC
5.250% due 09/15/14	1,101	1,163

		127,894

Loan Agreements - 0.0%
Newsday LLC Term Loan B
10.500% due 08/01/13	275	283

Mortgage-Backed Securities - 46.0%
American Home Mortgage Investment Trust
Series 2004-3 Class 5A 2.566% due 10/25/34 (Ê)	647	560
Series 2004-4 Class 4A 2.746% due 02/25/45 (Ê)	236	179
Asset Securitization Corp.
Series 1997-D5 Class A3 7.133% due 02/14/43	295	301
Banc of America Funding Corp.
Series 2005-D Class A1 2.682% due 05/25/35 (Ê)	3,525	3,368
Series 2006-2 Class 2A18 5.750% due 03/25/36	1,076	1,036
Series 2006-A Class 1A1 2.655% due 02/20/36 (Ê)	866	718
Series 2006-F Class 1A2 2.736% due 07/20/36 (Ê)	77	17
Series 2006-I Class 5A1 5.965% due 10/20/46 (Ê)	444	343
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2 Class F 5.487% due 07/11/43	1,505	1,516
Series 2002-PB2 Class A4 6.186% due 06/11/35	91	91
Series 2002-PB2 Class C 6.349% due 06/11/35	155	155
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	460	465
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	885	924
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	980	1,022
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	1,112	1,175

180	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1 Class A3 4.877% due 11/10/42	329	329
Series 2005-1 Class A4 5.237% due 11/10/42	1,815	1,876
Series 2005-3 Class A2 4.501% due 07/10/43	230	229
Series 2006-1 Class A2 5.334% due 09/10/45	2,016	2,033
Series 2007-1 Class A2 5.381% due 01/15/49	132	132
Series 2007-2 Class AAB 5.757% due 04/10/49	460	499
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 5A1 6.500% due 10/25/31	43	45
Series 2004-I Class 2A2 2.753% due 10/25/34 (Ê)	1,698	1,514
Series 2004-L Class 1A1 2.958% due 01/25/35 (Ê)	31	24
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1 5.579% due 04/25/33	134	128
Series 2003-8 Class 2A1 2.918% due 01/25/34 (Ê)	128	119
Series 2005-6 Class 1A1 2.732% due 08/25/35	163	94
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1 2.605% due 05/25/35	582	429
Series 2005-7 Class 22A1 2.807% due 09/25/35	37	23
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3 Class A1 4.500% due 07/25/33	165	161
Bear Stearns Commercial Mortgage Securities
Series 2003-T10 Class A1 4.000% due 03/13/40	92	92
Series 2003-T12 Class A3 4.240% due 08/13/39	6	6
Series 2003-T12 Class B 4.891% due 08/13/39	465	478
Series 2003-T12 Class C 5.011% due 08/13/39	945	937
Series 2005-PWR7 Class A3 5.116% due 02/11/41	330	361
Series 2005-PWR8 Class A3 4.550% due 06/11/41	167	167
Series 2005-T20 Class A2 5.127% due 10/12/42	425	425
Series 2006-PW11 Class A1 5.266% due 03/11/39	144	144
Series 2007-T26 Class A4 5.471% due 01/12/45	100	114
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.580% due 01/26/36	179	105

	Principal Amount ($) or Shares	Market Value $
Series 2007-R6 Class 2A1 3.230% due 12/26/46	1,492	881
Chase Commercial Mortgage Securities Corp.
Series 1997-1 Class F 7.370% due 06/19/29 (Þ)	78	79
Series 1998-1 Class F 6.560% due 05/18/30 (Þ)	3,457	3,584
Chase Mortgage Finance Corp.
Series 2007-A1 Class 8A1 2.739% due 02/25/37	299	301
Citicorp Mortgage Securities, Inc.
Series 2005-7 Class 1A1 5.500% due 10/25/35	341	343
Citigroup Mortgage Loan Trust, Inc.
Series 2007-10 Class 2A3A 5.912% due 09/25/37	127	78
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	695	724
Commercial Mortgage Asset Trust
Series 1999-C1 Class D 7.350% due 01/17/32	650	704
Series 1999-C2 Class E 7.640% due 11/17/32	50	54
Commercial Mortgage Pass Through Certificates
Series 2003-LB1A Class A2 4.084% due 06/10/38	1,520	1,561
Series 2006-C7 Class A2 5.690% due 06/10/46	4	4
Series 2006-C8 Class A4 5.306% due 12/10/46	400	444
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	930	956
Community Program Loan Trust
Series 1987-A Class A4 4.500% due 10/01/18	127	128
Countrywide Alternative Loan Trust
Series 2003-J2 Class A1 6.000% due 10/25/33	100	97
Series 2005-48T1 Class A6 5.500% due 11/25/35	2,692	1,710
Series 2006-36T2 Class 1A9 1.176% due 12/25/36 (Ê)	677	314
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3 2.751% due 11/25/34	159	118
Series 2004-HYB9 Class 1A1 2.774% due 02/20/35	278	220
Series 2005-HYB9 Class 5A1 2.610% due 02/20/36 (Ê)	628	368
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	158	162
Series 2006-1 Class A2 6.000% due 03/25/36	743	575

Russell Short Duration Bond Fund	181

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-1 Class A1 6.000% due 03/25/37	2,773	2,226
Series 2007-2 Class A2 6.000% due 03/25/37	5,400	4,333
Series 2007-9 Class A11 5.750% due 07/25/37	1,300	1,108
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,155	1,154
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,400	1,403
Series 2002-CP3 Class C 5.510% due 07/15/35	1,655	1,661
Series 2005-C1 Class AAB 4.815% due 02/15/38	401	410
Series 2005-C2 Class A3 4.691% due 04/15/37	1,100	1,150
Series 2005-C3 Class A2 4.512% due 07/15/37	53	53
Series 2005-C4 Class A3 5.120% due 08/15/38	2,806	2,823
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3 5.851% due 03/15/39	100	110
Series 2010-19R Class 3A1 1.270% due 10/27/37 (Þ)	1,715	1,695
DBUBS Mortgage Trust
Series 2011-LC3A Class A2 3.642% due 08/10/44	795	850
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	326	319
DLJ Commercial Mortgage Corp.
Series 2000-CKP1 Class B1 7.950% due 11/10/33	75	76
Fannie Mae
5.000% due 2013	49	52
6.000% due 2013	22	24
4.000% due 2014	317	336
6.000% due 2014	94	100
5.500% due 2016	253	275
5.500% due 2017	415	452
6.000% due 2017	48	51
7.000% due 2017	52	57
4.000% due 2018	1,321	1,410
7.000% due 2022	748	790
4.500% due 2023	2,545	2,724
4.000% due 2024	74	79
4.500% due 2024	2,787	2,982
4.000% due 2025	1,285	1,363
4.000% due 2026	1,777	1,887
5.000% due 2028	281	304
2.356% due 2033 (Ê)	47	50
5.000% due 2033	536	579
5.000% due 2034	796	861

	Principal Amount ($) or Shares	Market Value $
2.240% due 2035 (Ê)	1,535	1,603
2.407% due 2035 (Ê)	141	149
2.603% due 2035 (Ê)	8,726	9,285
5.000% due 2035	336	363
5.500% due 2035	312	340
5.000% due 2036	102	110
5.500% due 2036	451	491
6.000% due 2036	1,877	2,068
5.000% due 2037	3,088	3,339
5.500% due 2037	917	998
5.000% due 2038	251	271
5.500% due 2038	5,889	6,412
6.000% due 2038	1,200	1,326
4.500% due 2039	227	243
5.000% due 2039	82,059	88,687
6.000% due 2039	152	169
4.500% due 2040	4,096	4,382
5.000% due 2040	4,079	4,407
5.500% due 2040	196	213
1.458% due 2041 (Ê)	412	419
4.500% due 2041	5,820	6,227
5.000% due 2041	137	149
5.500% due 2041	367	402
1.408% due 2042 (Ê)	138	139
15 Year TBA (Ï) 3.000%	64,880	67,455
3.500%	7,450	7,839
4.500%	(2,000)	(2,138)
30 Year TBA (Ï) 3.500%	1,215	1,262
4.000%	(17,000)	(17,917)
4.500%	(2,000)	(2,137)
5.000%	13,000	14,523
5.500%	21,000	22,838
6.000%	6,000	6,582
4.000%	27,000	28,577
4.500%	11,010	11,801
5.000%	7,838	8,475
5.500%	1,248	1,361
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	317	374
Series 2001-T4 Class A1 7.500% due 07/25/41	871	1,025
Series 2001-T8 Class A2 9.500% due 07/25/41	24	28
Series 2001-T10 Class A1 7.000% due 12/25/41	67	74
Series 2001-T10 Class A2 7.500% due 12/25/41	1,273	1,485
Series 2002-T4 Class A3 7.500% due 12/25/41	11	13
Series 2002-T19 Class A1 6.500% due 07/25/42	559	640
Series 2004-T1 Class 1A2 6.500% due 01/25/44	1,060	1,194
Series 2004-T2 Class 1A3 7.000% due 11/25/43	907	1,020

182	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae REMICS Series 2002-57 Class PG 5.500% due 09/25/17	759	814
Series 2003-16 Class BH 5.000% due 03/25/17	26	26
Series 2003-63 Class GU 4.000% due 07/25/33	12	13
Series 2004-70 Class EB 5.000% due 10/25/24	335	365
Series 2007-30 Class AF 0.586% due 04/25/37 (Ê)	301	299
Series 2007-63 Class FC 0.626% due 07/25/37 (Ê)	1,224	1,220
Series 2007-73 Class A1 0.336% due 07/25/37 (Ê)	132	127
Series 2009-96 Class DB 4.000% due 11/25/29	265	286
Series 2010-15 Class FD 1.016% due 03/25/40 (Ê)	2,143	2,157
Series 2011-53 Class FY 0.826% due 06/25/41 (Ê)	4,558	4,556
Fannie Mae Whole Loan
Series 2002-W3 Class A4 6.500% due 11/25/41	392	441
Series 2003-W2 Class 1A1 6.500% due 07/25/42	199	232
Series 2004-W2 Class 2A2 7.000% due 02/25/44	926	1,068
Series 2004-W9 Class 2A1 6.500% due 02/25/44	40	46
Series 2004-W11 Class 1A2 6.500% due 05/25/44	318	353
Series 2005-W1 Class 1A2 6.500% due 10/25/44	112	133
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	1,473	1,534
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	1,222	1,229
Series 2010-S1 Class 1A 0.845% due 02/25/48 (Ê)(Þ)	583	582
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,382	1,380
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	2,018	2,065
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	875	965
Series 2011-K014 Class X1 Interest Only STRIP 1.453% due 04/25/21	5,334	453
Series 2011-K015 Class X1 Interest Only STRIP 1.848% due 07/25/21	2,985	336

	Principal Amount ($) or Shares	Market Value $
Series 2011-K702 Class X1 Interest Only STRIP 1.731% due 02/25/18	19,508	1,451
Series 2011-K703 Class A1 1.873% due 01/25/18	7,659	7,834
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	192	219
Series 2003-54 Class 2A 6.500% due 02/25/43	159	176
Series 2003-58 Class 2A 6.500% due 09/25/43	48	56
Series 2005-63 Class 1A1 1.408% due 02/25/45 (Ê)	403	387
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.633% due 10/25/35 (Ê)	1,365	1,017
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	101	102
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	1,069	1,094
Freddie Mac
6.000% due 2013	10	11
5.500% due 2014	5	5
6.000% due 2014	16	17
6.000% due 2016	94	101
6.000% due 2018	96	103
5.500% due 2019	1,727	1,880
5.500% due 2022	1,148	1,244
5.500% due 2029	319	348
6.000% due 2029	32	36
6.000% due 2031	81	90
6.000% due 2033	173	193
2.494% due 2035 (Ê)	265	281
5.500% due 2038	774	840
5.500% due 2039	616	668
30 Year TBA (Ï) 4.500%	2,000	2,128
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	2	2
Series 2003-2614 Class JA 3.760% due 03/15/29	86	86
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,339
Series 2003-2657 Class WT 4.500% due 08/15/18	810	864
Series 2003-2662 Class MA 4.500% due 10/15/31	8	8
Series 2006-3149 Class LF 0.590% due 05/15/36 (Ê)	345	344
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 2.775% due 07/19/35	880	593

Russell Short Duration Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-3173 Class PE 6.000% due 04/15/35	265	288
Series 2007-3335 Class BF 0.440% due 07/15/19 (Ê)	122	121
Series 2007-3335 Class FT 0.440% due 08/15/19 (Ê)	320	319
Series 2008-3414 Class JB 4.500% due 02/15/23	360	402
Series 2010-3640 Class JA 1.500% due 03/15/15	1,375	1,381
Series 2010-3704 Class DC 4.000% due 11/15/36	485	518
Series 2011-3898 Class AF 0.860% due 06/15/41 (Ê)	5,669	5,668
FREMF Mortgage Trust Series 2011-K14 Class B 5.332% due 02/25/47 (Þ)	400	377
Series 2011-K702 Class B 4.936% due 04/25/44 (Þ)	500	482
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 6.269% due 12/10/35	22	22
Series 2003-C1 Class A4 4.819% due 01/10/38	1,032	1,060
Series 2003-C2 Class F 5.705% due 07/10/37 (Þ)	135	137
Series 2005-C3 Class A4 5.046% due 07/10/45	2,163	2,163
Ginnie Mae I 9.500% due 2017	—	—
Ginnie Mae II 1.625% due 2027 (Ê)	36	37
2.000% due 2032 (Ê)	52	54
4.502% due 2061	755	833
4.700% due 2061	1,880	2,115
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class D 7.034% due 04/15/34	83	83
Series 2001-C2 Class C 6.870% due 04/15/34	285	285
Series 2002-C3 Class B 5.101% due 07/10/39	1,485	1,511
Series 2004-C3 Class A4 4.547% due 12/10/41	744	750
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	338	343
Series 2007-4 Class A 4.206% due 06/16/29	294	299
Series 2010-14 Class A 4.500% due 06/16/39	444	485
Series 2011-127 Class IO Interest Only STRIP 1.563% due 03/16/47	8,954	715
Series 2011-H21 Class HI Interest Only STRIP 1.789% due 11/20/61	10,027	777

	Principal Amount ($) or Shares	Market Value $
Greenpoint Mortgage Funding Trust Series 2006-AR8 Class 1A1A 0.356% due 01/25/47 (Ê)	39	37
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.801% due 10/25/33 (Ê)	177	145
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A2 4.305% due 08/10/42	107	107
Series 2007-GG9 Class A2 5.381% due 03/10/39	518	520
Series 2007-GG9 Class A4 5.444% due 03/10/39	100	110
GS Mortgage Securities Corp. II Series 2004-GG2 Class A4 4.964% due 08/10/38	2,787	2,822
Series 2005-GG4 Class A2 4.475% due 07/10/39	433	433
Series 2006-GG8 Class A2 5.479% due 11/10/39	227	228
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	1,075	1,085
Series 2012-GC6 Class A2 2.539% due 01/10/45	805	821
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	64	66
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	302	315
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	15	16
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	24	24
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	426	437
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	248	260
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	467	466
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	129	131
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1 2.429% due 06/25/34	247	203
Series 2005-AR6 Class 2A1 2.658% due 09/25/35 (Ê)	366	316
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,586	1,897
Series 2006-3F Class 2A3 5.750% due 03/25/36	650	581
Series 2006-8F Class 4A17 6.000% due 09/25/36	1,231	1,037
Series 2007-AR1 Class 1A1 2.799% due 03/25/37	3,615	2,081

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class D 6.847% due 04/15/35	103	103
Series 2001-CIBC Class E 7.167% due 03/15/33	19	19
Series 2002-C2 Class B 5.211% due 12/12/34	761	772
Series 2002-C3 Class B 5.146% due 07/12/35	465	471
Series 2002-CIB4 Class A3 6.162% due 05/12/34	123	124
Series 2003-C1 Class A2 4.985% due 01/12/37	480	493
Series 2003-C1 Class B 5.095% due 01/12/37	175	177
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	112
JP Morgan Mortgage Trust Series 2004-A2 Class 1A1 2.752% due 05/25/34	301	278
Series 2005-A1 Class 6T1 5.019% due 02/25/35 (Ê)	20	19
Series 2005-A3 Class 3A3 4.831% due 06/25/35	288	284
Series 2005-A4 Class 1A1 5.313% due 07/25/35	156	153
Series 2006-A6 Class 1A2 2.768% due 10/25/36	36	27
JP Morgan Reremic Series 2009-7 Class 2A1 6.000% due 02/27/37 (Þ)	1,026	1,040
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	595	633
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	655	681
LB-UBS Commercial Mortgage Trust Series 2003-C7 Class A2 4.064% due 09/15/27	226	226
Series 2003-C8 Class D 5.237% due 09/15/37	470	483
Series 2004-C2 Class A3 3.973% due 03/15/29	125	127
Series 2004-C7 Class A1A 4.475% due 10/15/29	1,331	1,388
Series 2004-C7 Class A5 4.628% due 10/15/29	232	240
Series 2005-C1 Class A3 4.545% due 02/15/30	67	67
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	—	1
Series 2006-1 Class 3A3 5.500% due 02/25/36	105	105

	Principal Amount ($) or Shares	Market Value $
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 3.282% due 03/25/35	319	25
Series 2005-6 Class 7A1 5.398% due 06/25/35	47	47
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	603	616
Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	393	406
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	416	416
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	96	96
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.765% due 06/15/30 (Ê)	391	348
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1 Class A3 6.720% due 11/15/26	2,298	2,564
Series 1998-C3 Class E 7.008% due 12/15/30	3,650	3,865
Series 2005-A10 Class A 0.486% due 02/25/36 (Ê)	52	35
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	3,000	3,178
Series 2005-CIP1 Class A2 4.960% due 07/12/38	160	162
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	214
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 2.116% due 04/25/35	1,137	990
Series 2005-1 Class 2A2 2.116% due 04/25/35	593	540
Series 2005-3 Class 5A 0.526% due 11/25/35 (Ê)	95	71
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	85	85
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.741% due 02/15/33 (Þ)	55	54
Series 2001-TOP3 Class C 6.790% due 07/15/33	745	728
Series 2002-HQ Class B 6.640% due 04/15/34	900	903
Series 2002-IQ2 Class B 5.930% due 12/15/35	75	75
Series 2002-TOP7 Class B 6.080% due 01/15/39	1,100	1,105
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	2,909	2,940

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-R3 Class 3A 2.400% due 12/08/20	913	933
Nomura Asset Acceptance Corp. Series 2004-AR4 Class 1A1 2.405% due 12/25/34	782	737
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	258	237
PNC Mortgage Acceptance Corp. Series 1999-CM1 Class B5 7.100% due 12/10/32 (Þ)	272	272
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.676% due 02/25/34 (Ê)	59	53
Series 2004-CL1 Class 2A2 0.676% due 02/25/19 (Ê)	5	5
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	500	492
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	180	174
Residential Accredit Loans, Inc. Series 2005-QS14 Class 2A1 6.000% due 09/25/35	279	183
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	679	554
Series 2006-A9CB Class A6 6.000% due 09/25/36	684	365
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A7 6.000% due 10/25/36	653	534
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class C 5.045% due 03/18/36	150	149
Series 2003-UP2 Class A1 4.000% due 12/25/18	177	184
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 5.988% due 07/22/30 (Þ)	395	405
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 Class 4A2 5.167% due 12/25/35	7	1
Structured Asset Mortgage Investments, Inc. Series 2002-AR3 Class A1 0.941% due 09/19/32 (Ê)	20	17
Structured Asset Securities Corp. Series 2001-21A Class 1A1 2.334% due 01/25/32 (Ê)	11	9
Series 2003-34A Class 6A 2.518% due 11/25/33	426	382
Series 2005-6 Class B2 5.252% due 05/25/35	153	6

	Principal Amount ($) or Shares	Market Value $
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.511% due 04/25/37 (Ê)	5,786	4,121
Series 2005-6 Class B2 5.252% due 05/25/35	153	6
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.511% due 04/25/37 (Ê)	5,786	4,121
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	555	560
Series 2003-C5 Class B 4.107% due 06/15/35	110	110
Series 2003-C9 Class B 5.109% due 12/15/35	240	245
Series 2005-C22 Class A3 5.464% due 12/15/44	475	484
Series 2006-WL7A Class A1 0.375% due 09/15/21 (Ê)(Þ)	890	852
Series 2007-C31 Class A4 5.509% due 04/15/47	100	108
Series 2007-C33 Class A2 6.051% due 02/15/51	1,000	1,008
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.597% due 06/25/42 (Ê)	58	44
Series 2002-AR9 Class 1A 1.597% due 08/25/42 (Ê)	160	122
Series 2003-AR7 Class A7 2.443% due 08/25/33 (Ê)	167	161
Series 2004-AR13 Class A2A 0.683% due 11/25/34 (Ê)	484	366
Series 2005-AR13 Class A1A1 0.566% due 10/25/45 (Ê)	768	576
Series 2006-AR8 Class 1A5 2.541% due 08/25/46	551	18
Series 2006-AR8 Class 2A3 5.701% due 08/25/36 (Ê)	21	3
Series 2006-AR11 Class 2A 2.701% due 09/25/46 (Ê)	419	298
Series 2007-HY3 Class 4A1 2.601% due 03/25/37	2,938	2,195
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A2 2.618% due 01/25/35 (Ê)	209	177
Series 2004-BB Class A4 2.618% due 01/25/35 (Ê)	511	500
Series 2004-CC Class A1 2.594% due 01/25/35 (Ê)	986	927
Series 2004-DD Class 2A5 2.619% due 01/25/35 (Ê)	405	398
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	264	263

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2004-EE Class 3A1 2.741% due 12/25/34 (Ê)		184	180
Series 2004-I Class 1A1 2.692% due 07/25/34		234	221
Series 2004-T Class A1 2.692% due 09/25/34 (Ê)		391	370
Series 2005-9 Class 1A1 4.750% due 10/25/35		7	7
Series 2005-17 Class 1A1 5.500% due 01/25/36		325	309
Series 2005-AR2 Class 2A1 2.680% due 03/25/35 (Ê)		336	291
Series 2005-AR2 Class 2A2 2.680% due 03/25/35 (Ê)		341	295
Series 2005-AR8 Class 2A1 2.696% due 06/25/35		268	254
Series 2005-AR16 Class 2A1 2.672% due 02/25/34		1,465	1,328
Series 2005-AR16 Class 6A3 2.722% due 10/25/35		4,155	3,670
Series 2006-3 Class A1 5.500% due 03/25/36		601	596
Series 2006-4 Class 2A3 5.750% due 04/25/36		508	216
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)		3,112	2,833
Series 2006-AR2 Class 2A1 2.648% due 03/25/36		575	459
Series 2006-AR4 Class 1A1 5.770% due 04/25/36 (Ê)		383	314
Series 2006-AR4 Class 2A1 5.622% due 04/25/36 (Ê)		84	75
Series 2006-AR10 Class 4A1 2.698% due 07/25/36 (Ê)		751	515
Series 2006-AR17 Class A1 2.609% due 10/25/36 (Ê)		2,132	1,503
Series 2006-AR18 Class 2A2 5.376% due 11/25/36		248	28
Series 2007-AR8 Class A1 6.034% due 11/25/37		1,122	834

			518,816

Municipal Bonds - 0.1%
New Jersey Economic Development Authority Revenue Bonds 1.546% due 06/15/13 (Ê)		1,000	1,000

Non-US Bonds - 2.6%
Arran Residential Mortgages Funding PLC Series 2011-1A Class A1B 2.660% due 11/19/47 (Ê)(Þ)	EUR	4,124	5,391
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.000% due 05/15/13	BRL	445	560
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/14	BRL	969	559

	Principal Amount ($) or Shares		Market Value $
10.000% due 01/01/17	BRL	900	501
Bundesrepublik Deutschland Series 07 4.000% due 01/04/18	EUR	150	230
Canada Housing Trust No. 1 3.750% due 03/15/20 (Þ)	CAD	3,500	3,905
3.800% due 06/15/21 (Þ)	CAD	100	112
Canadian Government Bond 2.000% due 06/01/16	CAD	3,700	3,811
2.750% due 09/01/16	CAD	200	212
3.250% due 06/01/21	CAD	1,200	1,334
Granite Master Issuer PLC Series 2006-2 Class A6 0.888% due 12/20/54 (Ê)	GBP	1,097	1,658
Kreditanstalt fuer Wiederaufbau 2.000% due 09/07/16	EUR	400	538
4.375% due 07/04/18	EUR	700	1,053
3.875% due 01/21/19	EUR	800	1,174
Mexican Bonos Series M 6.250% due 06/16/16	MXN	11,625	933
6.500% due 06/10/21	MXN	10,000	799
Opera Finance PLC Series 2005-CSC3 Class A 1.317% due 04/25/17 (Ê)	GBP	333	475
Province of Ontario Canada 4.000% due 06/02/21	CAD	2,605	2,864
3.150% due 06/02/22	CAD	2,700	2,758
Republic of Peru 6.950% due 08/12/31	PEN	2,500	976

			29,843

United States Government Agencies - 0.5%
Fannie Mae 5.000% due 05/11/17		500	600
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14		925	940
2.000% due 08/25/16		2,175	2,276
Federal National Mortgage Association Principal Only STRIP Zero coupon due 10/09/19		1,670	1,290

			5,106

United States Government Treasuries - 15.1%
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Æ)		2,328	2,542
2.000% due 01/15/16		849	963
0.125% due 04/15/16		22,036	23,383
United States Treasury Notes 0.250% due 01/31/14		78,160	78,209
0.250% due 01/15/15		26,870	26,832
0.875% due 12/31/16		13,555	13,675
1.375% due 12/31/18		24,000	24,246
2.000% due 11/15/21		1,000	1,017

			170,867

Total Long-Term Investments (cost $1,080,142)			1,085,609

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)	219	1,643
Wells Fargo & Co.	300	329

		1,972

Total Preferred Stocks (cost $2,482)		1,972

Short-Term Investments - 14.1%
Ally Financial, Inc. Series * 6.875% due 08/28/12	300	304
American International Group, Inc. 4.950% due 03/20/12	100	99
AT&T, Inc. 4.950% due 01/15/13	1,500	1,563
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,500	1,502
Banco Bradesco SA 1.955% due 01/24/13 (ž)	400	403
Banco Santander Chile 1.811% due 04/20/12 (Ê)(Þ)	700	700
2.875% due 11/13/12 (Þ)	1,200	1,204
BellSouth Corp. 4.463% due 04/26/12 (Þ)	6,600	6,657
Berkshire Hathaway Finance Corp. 4.000% due 04/15/12	440	443
BMW Vehicle Owner Trust Series 2011-A Class A1 0.306% due 09/25/12	1,169	1,170
BP Capital Markets PLC 2.750% due 02/27/12	300	300
3.125% due 03/10/12	1,000	1,003
CarMax Auto Owner Trust Series 2011-2 Class A1 0.311% due 09/17/12	401	401
Citigroup, Inc. 5.625% due 08/27/12	200	204
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	252
COX Communications, Inc. 7.125% due 10/01/12	2,250	2,348
Danske Bank A/S 2.500% due 05/10/12 (Þ)	200	201
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	358
Dow Chemical Co. (The) 4.850% due 08/15/12	5,455	5,570
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,019
Export-Import Bank of Korea 1.050% due 03/03/12 (Þ)	700	556
Fannie Mae 5.250% due 08/01/12	2,230	2,282

	Principal Amount ($) or Shares		Market Value $
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	58		59
Ford Motor Credit Co. LLC 7.500% due 08/01/12	525		539
Fortis Bank Nederland NV 3.000% due 04/17/12	100		132
Freddie Mac 2.125% due 03/23/12	325		326
IBM International Group Capital LLC 5.050% due 10/22/12	335		346
ING Bank NV 2.625% due 02/09/12 (Þ)	3,400		3,401
1.379% due 03/30/12 (Ê)(Þ)	300		300
International Lease Finance Corp. 5.400% due 02/15/12	200		200
Intesa Sanpaolo SpA NY Series YCD 2.375% due 12/21/12	2,100		2,038
Itau Unibanco Holding SA Zero coupon due 02/06/12 (ç)(ž)	3,500		3,499
0.010% due 02/16/12 (ç)(ž)	1,600		1,599
MeadWestvaco Corp. 6.850% due 04/01/12	700		704
Merrill Lynch & Co., Inc. 5.571% due 10/04/12	2,200		2,236
Mexico Cetes Series BI Zero coupon due 04/26/12	224,500		17,048
Motorola Solutions, Inc. 5.375% due 11/15/12	800		826
Nationwide Building Society 2.500% due 08/17/12 (Þ)	400		404
Railcar Leasing LLC Series 1997-1 Class A2 7.125% due 01/15/13 (Þ)	470		484
Regions Financial Corp. 0.744% due 06/26/12 (Ê)	1,100		1,084
Russell U.S. Cash Management Fund	64,043,483	(¥)	64,043
Santander Drive Auto Receivables Trust Series 2011-4 Class A1 0.419% due 10/15/12	2,014		2,015
Santander US Debt SAU 1.379% due 03/30/12 (Ê)(Þ)	1,800		1,798
SBAB Bank AB 3.125% due 03/23/12 (Þ)	1,500		1,506
SLM Corp. Series emtn 4.875% due 12/17/12	500		768
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	300		394
Springleaf Finance Corp. Series MTNI 4.875% due 07/15/12	300		294
TIAA Global Markets, Inc. 5.125% due 10/10/12 (Þ)	1,000		1,030

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS AG 1.595% due 02/23/12 (Ê)	700	700
United States Treasury Bills 0.009% due 03/01/12 (ç)(ž)	80	80
0.073% due 05/24/12 (ž)	10	10
0.096% due 12/13/12 (ž)	15,579	15,566
Volkswagen International Finance NV 1.031% due 10/01/12 (Ê)(Þ)	1,700	1,699
Wachovia Corp. 4.810% due 05/25/12 (Ê)	2,700	2,858
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,025

Total Short-Term Investments (cost $158,344)		158,550

Total Investments - 110.4% (identified cost $1,240,968)		1,246,131

Other Assets and Liabilities, Net - (10.4%)		(117,705)

Net Assets - 100.0%		1,128,426

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	187	USD	46,514	03/13	(15)
Eurodollar Futures (CME)	46	USD	11,436	09/13	95
Eurodollar Futures (CME)	18	USD	4,471	03/14	67
United States Treasury 2 Year Note Futures	292	USD	64,459	03/12	86
United States Treasury 5 Year Note Futures	46	USD	5,706	03/12	41

Short Positions
United States Treasury 5 Year Note Futures	198	USD	24,561	03/12	(250)
United States Treasury 10 Year Futures	200	USD	26,450	03/12	(491)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(467)

See accompanying notes which are an integral part of this quarterly report.

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	54	99.00	USD	135	03/19/12	—

Swaptions
(Fund Receives/Fund Pays)
USD 0.9200%/USD Three Month LIBOR	Put	2	0.00		7,800	11/14/12	(10)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		24,400	07/11/13	(13)
USD 2.250%/USD Three Month LIBOR	Put	3	0.00		26,600	09/24/12	(3)
USD 2.750%/USD Three Month LIBOR	Put	2	0.00		14,800	06/18/12	—
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		30,000	06/18/12	—
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		5,200	07/16/12	—

Total Liability for Options Written (premiums received $982)							(26)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	424	AUD	400	02/02/12	1
Bank of America	USD	667	AUD	640	02/13/12	11
Bank of America	AUD	400	USD	426	02/02/12	1
Bank of America	AUD	693	USD	738	02/13/12	3
Bank of America	MXN	21,337	USD	1,559	02/13/12	(76)
Barclays Bank PLC	USD	735	AUD	693	02/13/12	—
Barclays Bank PLC	USD	1,635	CAD	1,680	02/09/12	40
Barclays Bank PLC	USD	10,790	EUR	8,326	02/02/12	100
Barclays Bank PLC	USD	1,228	GBP	800	02/13/12	33
Barclays Bank PLC	AUD	400	USD	408	02/23/12	(15)
Barclays Bank PLC	BRL	176	USD	100	03/02/12	—
Barclays Bank PLC	BRL	176	USD	100	03/02/12	—
Barclays Bank PLC	BRL	178	USD	100	03/02/12	(1)
Barclays Bank PLC	BRL	180	USD	100	03/02/12	(2)
Barclays Bank PLC	BRL	183	USD	100	03/02/12	(4)
Barclays Bank PLC	BRL	183	USD	100	03/02/12	(4)
Barclays Bank PLC	BRL	354	USD	200	03/02/12	(1)
Barclays Bank PLC	BRL	528	USD	300	03/02/12	—
Barclays Bank PLC	CAD	203	USD	201	02/09/12	(2)
Barclays Bank PLC	CAD	307	USD	301	02/09/12	(5)
Barclays Bank PLC	CAD	2,543	USD	2,484	02/09/12	(52)
Barclays Bank PLC	EUR	2,742	USD	3,503	02/13/12	(83)
Barclays Bank PLC	EUR	8,326	USD	10,792	03/02/12	(100)
Barclays Bank PLC	EUR	2,928	USD	3,753	04/16/12	(77)
Barclays Bank PLC	GBP	300	USD	460	02/02/12	(13)
Barclays Bank PLC	GBP	800	USD	1,228	02/13/12	(33)
Barclays Bank PLC	MXN	224,500	USD	16,930	04/26/12	(172)
Citibank	USD	3,235	EUR	2,485	02/02/12	16
Citibank	USD	5,850	GBP	3,761	02/02/12	76
Citibank	AUD	100	USD	100	02/23/12	(6)
Citibank	AUD	100	USD	101	02/23/12	(5)
Citibank	AUD	166	USD	164	02/23/12	(12)
Citibank	CAD	100	USD	98	02/09/12	(2)
Citibank	CAD	300	USD	293	02/09/12	(5)
Citibank	CAD	325	USD	314	02/09/12	(10)
Citibank	CAD	416	USD	400	02/09/12	(15)
Citibank	EUR	2,485	USD	3,235	03/02/12	(15)
Citibank	EUR	2,363	USD	3,024	04/16/12	(68)
Citibank	GBP	373	USD	583	03/02/12	(5)
Citibank	GBP	3,761	USD	5,849	03/02/12	(76)
Citibank	SGD	706	USD	552	02/10/12	(9)
Deutsche Bank AG	USD	8,903	CNY	56,471	02/13/12	47
Deutsche Bank AG	CAD	215	USD	209	02/09/12	(6)
Deutsche Bank AG	CAD	307	USD	295	02/09/12	(11)
Deutsche Bank AG	CAD	2,913	USD	2,853	02/09/12	(51)
Deutsche Bank AG	EUR	6,907	USD	8,862	04/16/12	(175)
Goldman Sachs	CAD	103	USD	100	02/09/12	(3)
Goldman Sachs	EUR	14,291	USD	18,754	02/02/12	61
HSBC Bank PLC	USD	—	EUR	—	02/01/12	—
HSBC Bank PLC	AUD	1,205	USD	1,271	02/13/12	(7)
HSBC Bank PLC	CNY	10,176	USD	1,600	02/13/12	(12)
HSBC Bank PLC	EUR	—	USD	—	02/01/12	—
HSBC Bank PLC	JPY	44,577	USD	579	02/13/12	(6)

See accompanying notes which are an integral part of this quarterly report.

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	5,130	BRL	9,698	03/02/12	378
JPMorgan Chase Bank	AUD	640	USD	669	02/13/12	(10)
JPMorgan Chase Bank	AUD	2,685	USD	2,638	02/23/12	(206)
JPMorgan Chase Bank	CAD	42	USD	41	02/09/12	(1)
JPMorgan Chase Bank	CAD	61	USD	60	02/09/12	(1)
JPMorgan Chase Bank	CAD	100	USD	97	02/09/12	(3)
JPMorgan Chase Bank	CAD	114	USD	112	02/09/12	(1)
JPMorgan Chase Bank	CAD	203	USD	200	02/09/12	(2)
JPMorgan Chase Bank	CAD	207	USD	204	02/09/12	(3)
JPMorgan Chase Bank	CAD	304	USD	297	02/09/12	(6)
JPMorgan Chase Bank	CAD	307	USD	298	02/09/12	(8)
JPMorgan Chase Bank	CAD	826	USD	800	02/09/12	(24)
Morgan Stanley & Co., Inc.	USD	3,601	CAD	3,713	02/09/12	101
Morgan Stanley & Co., Inc.	BRL	178	USD	100	03/02/12	(1)
Morgan Stanley & Co., Inc.	BRL	179	USD	100	03/02/12	(1)
Morgan Stanley & Co., Inc.	BRL	180	USD	100	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	180	USD	100	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	350	USD	200	03/02/12	1
Morgan Stanley & Co., Inc.	BRL	351	USD	200	03/02/12	1
Morgan Stanley & Co., Inc.	BRL	351	USD	200	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	352	USD	200	03/02/12	—
Morgan Stanley & Co., Inc.	BRL	354	USD	200	03/02/12	(1)
Morgan Stanley & Co., Inc.	BRL	356	USD	200	03/02/12	(2)
Morgan Stanley & Co., Inc.	BRL	360	USD	200	03/02/12	(5)
Morgan Stanley & Co., Inc.	BRL	538	USD	300	03/02/12	(6)
Morgan Stanley & Co., Inc.	CAD	411	USD	400	02/09/12	(10)
Morgan Stanley & Co., Inc.	GBP	27	USD	42	03/02/12	—
Morgan Stanley & Co., Inc.	GBP	170	USD	267	03/02/12	(1)
Royal Bank of Canada	USD	2,294	CAD	2,291	02/09/12	(10)
Royal Bank of Canada	CAD	53	USD	52	02/09/12	(1)
Royal Bank of Canada	CAD	104	USD	101	02/09/12	(3)
Royal Bank of Canada	CAD	205	USD	199	02/09/12	(5)
Royal Bank of Canada	CAD	207	USD	200	02/09/12	(7)
Royal Bank of Canada	CAD	345	USD	336	02/09/12	(8)
Royal Bank of Canada	CAD	2,821	USD	2,769	02/09/12	(44)
Royal Bank of Canada	CAD	3,712	USD	3,617	02/09/12	(85)
Royal Bank of Canada	CAD	2,291	USD	2,292	03/22/12	10
Royal Bank of Canada	GBP	3,416	USD	5,348	02/02/12	(35)
UBS AG	USD	4,525	EUR	3,480	02/02/12	27
UBS AG	BRL	179	USD	100	03/02/12	(1)
UBS AG	BRL	179	USD	100	03/02/12	(2)
UBS AG	BRL	180	USD	100	03/02/12	(2)
UBS AG	BRL	183	USD	100	03/02/12	(4)
UBS AG	BRL	183	USD	100	03/02/12	(4)
UBS AG	BRL	183	USD	100	03/02/12	(4)
UBS AG	BRL	350	USD	200	03/02/12	1
UBS AG	BRL	357	USD	200	03/02/12	(3)
UBS AG	BRL	359	USD	200	03/02/12	(4)
UBS AG	BRL	361	USD	200	03/02/12	(5)
UBS AG	CAD	206	USD	199	02/09/12	(7)
UBS AG	CAD	3,416	USD	3,330	02/09/12	(76)
UBS AG	EUR	3,480	USD	4,525	03/02/12	(27)
UBS AG	EUR	2,502	USD	3,192	04/16/12	(81)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	EUR	3,003	USD	3,819	04/16/12	(110)
UBS AG	GBP	45	USD	69	02/02/12	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,056)

See accompanying notes which are an integral part of this quarterly report.

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	39
Barclays Bank PLC	BRL	400	11.990%	Brazil Interbank Deposit Rate	01/02/14	10
Barclays Bank PLC	BRL	7,200	10.830%	Brazil Interbank Deposit Rate	01/02/14	53
BNP Paribas	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	10
BNP Paribas	BRL	2,800	12.800%	Brazil Interbank Deposit Rate	01/02/13	77
BNP Paribas	BRL	400	12.110%	Brazil Interbank Deposit Rate	01/02/14	11
BNP Paribas	BRL	3,700	12.560%	Brazil Interbank Deposit Rate	01/02/14	118
BNP Paribas	USD	19,100	1.000%	Federal Fund Effective Rate - 1 Year	09/19/14	311
Credit Suisse Financial Products	BRL	2,400	12.480%	Brazil Interbank Deposit Rate	01/02/13	56
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	52
HSBC	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	9
HSBC	BRL	600	10.450%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	24
HSBC	BRL	3,000	12.830%	Brazil Interbank Deposit Rate	01/02/13	83
HSBC	BRL	3,500	12.300%	Brazil Interbank Deposit Rate	01/02/13	91
HSBC	BRL	200	12.540%	Brazil Interbank Deposit Rate	01/02/14	7
HSBC	BRL	1,000	10.990%	Brazil Interbank Deposit Rate	01/02/14	9
HSBC	BRL	1,400	10.530%	Brazil Interbank Deposit Rate	01/02/14	6
HSBC	BRL	4,800	10.180%	Brazil Interbank Deposit Rate	01/02/14	12
JPMorgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	58
JPMorgan	BRL	5,500	12.070%	Brazil Interbank Deposit Rate	01/02/13	98
JPMorgan	BRL	300	10.870%	Brazil Interbank Deposit Rate	01/02/14	2
JPMorgan	BRL	700	12.200%	Brazil Interbank Deposit Rate	01/02/14	21
Merrill Lynch	BRL	5,600	11.900%	Brazil Interbank Deposit Rate	01/02/13	108
Morgan Stanley	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/13	15
Morgan Stanley	BRL	1,800	10.455%	Brazil Interbank Deposit Rate	01/02/13	5
Morgan Stanley	BRL	7,500	12.590%	Brazil Interbank Deposit Rate	01/02/13	186
Morgan Stanley	BRL	2,200	10.580%	Brazil Interbank Deposit Rate	01/02/14	11
Morgan Stanley	BRL	3,400	11.890%	Brazil Interbank Deposit Rate	01/02/14	72
Royal Bank of Canada	BRL	400	11.955%	Brazil Interbank Deposit Rate	01/02/13	6
Royal Bank of Scotland	BRL	400	11.950%	Brazil Interbank Deposit Rate	01/02/13	6
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	7
UBS	BRL	600	10.605%	Brazil Interbank Deposit Rate	01/02/13	2
UBS	BRL	300	12.250%	Brazil Interbank Deposit Rate	01/02/14	9
UBS	BRL	500	10.380%	Brazil Interbank Deposit Rate	01/02/14	2
UBS	BRL	1,200	10.770%	Brazil Interbank Deposit Rate	01/02/14	8
UBS	BRL	5,300	11.760%	Brazil Interbank Deposit Rate	01/02/14	86

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $53 (å)						1,681

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Ally Financial, Inc.	JPMorgan	2.430%	USD	500	5.000%	06/20/15	41
Berkshire Hathaway, Inc.	Bank of America	1.412%	USD	400	1.000%	03/20/16	(6)
Gazprom	Deutsche Bank	1.240%	USD	1,200	1.000%	12/20/12	—
Gazprom	UBS	1.240%	USD	1,200	1.000%	12/20/12	—
GE Capital Corp.	Barclays Bank PLC	0.954%	USD	700	1.670%	03/20/13	6
GE Capital Corp.	BNP Paribas	0.954%	USD	1,200	1.300%	03/20/13	5
GE Capital Corp.	BNP Paribas	0.954%	USD	100	1.250%	03/20/13	—
GE Capital Corp.	Citibank	1.335%	USD	100	4.900%	12/20/13	6
GE Capital Corp.	Citibank	1.335%	USD	200	4.325%	12/20/13	11
GE Capital Corp.	Citibank	1.335%	USD	200	4.200%	12/20/13	10
GE Capital Corp.	Deutsche Bank	1.335%	USD	200	4.230%	12/20/13	11
MetLife, Inc.	JPMorgan	1.832%	USD	1,400	1.000%	09/20/13	(17)
Petbra	Deutsche Bank	0.710%	USD	600	1.000%	09/20/12	—
Wells Fargo & Co.	Goldman Sachs	0.573%	USD	1,100	1.000%	06/20/13	6

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($81)							73

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Barclays Bank PLC	USD	6,200	5.000%	06/20/15	507
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	82
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%	12/20/15	18
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%	12/20/12	5
Dow Jones CDX Index	HSBC	USD	200	5.000%	12/20/15	18
Dow Jones CDX Index	HSBC	USD	1,700	5.000%	06/20/15	139
Dow Jones CDX Index	JPMorgan	USD	96	0.553%	12/20/17	2
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%	06/20/15	25
Dow Jones CDX Index	Morgan Stanley	USD	200	5.000%	12/20/15	18
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	96	0.548%	12/20/17	2
iTraxx SovX Western Europe Series 5	BNP Paribas	EUR	8,900	1.000%	12/20/15	(183)

Total Market Value on Open Credit Indices Premiums Paid (Received) - $662						633

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Abu Dhabi	Morgan Stanley	1.214%	USD	900	1.000%	12/20/15	(8)
Brazil Government International Bond	Barclays Bank PLC	1.213%	USD	1,700	1.000%	09/20/15	(14)
Brazil Government International Bond	BNP Paribas	0.685%	USD	1,700	1.000%	12/20/12	4
Brazil Government International Bond	Citibank	0.685%	USD	1,100	1.000%	12/20/12	2
Brazil Government International Bond	Citibank	1.213%	USD	1,000	1.000%	09/20/15	(8)
Brazil Government International Bond	Citibank	1.281%	USD	3,300	1.000%	03/20/16	(40)
Brazil Government International Bond	Credit Suisse Financial Products	1.336%	USD	2,200	1.000%	06/20/16	(33)
Brazil Government International Bond	Goldman Sachs	0.685%	USD	1,600	1.000%	12/20/12	3
Brazil Government International Bond	HSBC	1.213%	USD	700	1.000%	09/20/15	(6)
Brazil Government International Bond	HSBC	1.281%	USD	300	1.000%	03/20/16	(4)
Brazil Government International Bond	UBS	1.213%	USD	500	1.000%	09/20/15	(4)
China Government International Bond	Barclays Bank PLC	0.534%	USD	700	1.000%	12/20/12	2
China Government International Bond	Deutsche Bank	2.030%	USD	700	1.000%	12/20/16	(33)

See accompanying notes which are an integral part of this quarterly report.

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Credit Agricole (London)	Citibank	1.898%	USD	300	(1.000%	)	03/20/14	8
Credit Agricole (London)	Credit Suisse Financial Products	4.576%	EUR	300	3.000%		06/20/16	(25)
Credit Agricole (London)	Deutsche Bank	4.576%	EUR	300	3.000%		06/20/16	(25)
France Government International Bond	Citibank	1.607%	USD	200	0.250%		12/20/15	(10)
France Government International Bond	Citibank	1.747%	USD	700	0.250%		09/20/16	(45)
France Government International Bond	Deutsche Bank	1.747%	USD	2,000	0.250%		09/20/16	(129)
France Government International Bond	HSBC	1.747%	USD	1,700	0.250%		09/20/16	(110)
France Government International Bond	Morgan Stanley	1.747%	USD	2,600	0.250%		09/20/16	(168)
Germany Government International Bond	Citibank	0.820%	USD	2,000	0.250%		09/20/16	(51)
Germany Government International Bond	Morgan Stanley	0.820%	USD	4,900	0.250%		09/20/16	(124)
Italy Government International Bond	BNP Paribas	4.109%	USD	1,900	1.000%		06/20/16	(226)
Japan Government International Bond	Bank of America	1.156%	USD	500	1.000%		12/20/15	(4)
Japan Government International Bond	Bank of America	1.191%	USD	800	1.000%		03/20/16	(8)
Japan Government International Bond	Bank of America	1.191%	USD	1,100	1.000%		03/20/16	(11)
Japan Government International Bond	Barclays Bank PLC	1.156%	USD	500	1.000%		12/20/15	(4)
Japan Government International Bond	Barclays Bank PLC	1.191%	USD	1,400	1.000%		03/20/16	(13)
Japan Government International Bond	JPMorgan	1.191%	USD	700	1.000%		03/20/16	(7)
Japan Government International Bond	JPMorgan	1.191%	USD	1,200	1.000%		03/20/16	(11)
Japan Government International Bond	Morgan Stanley	1.156%	USD	500	1.000%		12/20/15	(4)
Japan Government International Bond	Pamure Gordon & Co. Ltd.	1.070%	USD	800	1.000%		06/20/15	(3)
Japan Government International Bond	UBS	1.156%	USD	500	1.000%		12/20/15	(4)
Korea Government International Bond	Deutsche Bank	0.647%	USD	800	1.000%		12/20/12	2
Korea Government International Bond	Deutsche Bank	0.647%	USD	900	1.000%		12/20/12	2
Korea Government International Bond	Deutsche Bank	1.653%	USD	300	1.000%		12/20/16	(8)
Mexico Government International Bond	Barclays Bank PLC	1.171%	USD	1,700	1.000%		09/20/15	(12)
Mexico Government International Bond	Citibank	0.469%	USD	400	1.000%		12/20/12	2
Mexico Government International Bond	Deutsche Bank	1.244%	USD	1,100	1.000%		03/20/16	(11)
Mexico Government International Bond	Deutsche Bank	1.301%	USD	2,500	1.000%		06/20/16	(32)
Mexico Government International Bond	Goldman Sachs	0.469%	USD	1,900	1.000%		12/20/12	7
Mexico Government International Bond	HSBC	1.711%	USD	1,300	1.000%		03/20/21	(72)
Mexico Government International Bond	JPMorgan	0.469%	USD	2,500	1.000%		12/20/12	10
Russian Government International Bond	HSBC	0.935%	USD	2,200	1.000%		12/20/12	—
Spain Government International Bond	Bank of America	3.685%	USD	100	1.000%		03/20/16	(10)
Spain Government International Bond	Citibank	3.699%	USD	900	1.000%		06/20/16	(95)
United Kingdom Gilt	BNP Paribas	0.415%	USD	400	1.000%		03/20/15	7
United Kingdom Gilt	Citibank	0.630%	USD	500	1.000%		03/20/16	8
United Kingdom Gilt	Deutsche Bank	0.630%	USD	400	1.000%		03/20/16	6
United Kingdom Gilt	Goldman Sachs	0.415%	USD	100	1.000%		03/20/15	2
United Kingdom Gilt	Goldman Sachs	0.630%	USD	500	1.000%		03/20/16	8
United Kingdom Gilt	Goldman Sachs	0.630%	USD	300	1.000%		03/20/16	5
United Kingdom Gilt	Goldman Sachs	0.731%	USD	1,300	1.000%		09/20/16	16
United Kingdom Gilt	Morgan Stanley	0.731%	USD	5,500	1.000%		09/20/16	69
United Kingdom Gilt	Morgan Stanley	0.731%	USD	1,100	1.000%		09/20/16	14
United Kingdom Gilt	UBS	0.415%	USD	300	1.000%		03/20/15	5
United Kingdom Gilt	UBS	0.415%	USD	100	1.000%		03/20/15	2
United Kingdom Gilt	UBS	0.415%	USD	100	1.000%		03/20/15	2
United Kingdom Gilt	UBS	0.415%	USD	200	1.000%		03/20/15	3
United Kingdom Gilt	UBS	0.683%	USD	800	1.000%		06/20/16	11
United States Government Bond	BNP Paribas	0.402%	EUR	2,000	0.250%		09/20/16	(22)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($626)								(1,194)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($45) (å)								(488)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$88,355	$—	$88,355
Corporate Bonds and Notes	—	142,895	550	143,445
International Debt	—	127,894	—	127,894
Loan Agreements	—	283	—	283
Mortgage-Backed Securities	—	511,936	6,880	518,816
Municipal Bonds	—	1,000	—	1,000
Non-US Bonds	—	29,843	—	29,843
United States Government Agencies	—	5,106	—	5,106
United States Government Treasuries	—	170,867	—	170,867
Preferred Stocks	329	—	1,643	1,972
Short-Term Investments	—	158,066	484	158,550

Total Investments	329	1,236,245	9,557	1,246,131

Other Financial Instruments
Futures Contracts	(467)	—	—	(467)
Options Written	—	(26)	—	(26)
Foreign Currency Exchange Contracts	2	(1,058)	—	(1,056)
Interest Rate Swap Contracts	—	1,628	—	1,628
Credit Default Swap Contracts	—	(443)	—	(443)

Total Other Financial Instruments*	$(465)	$101	$—	$(364)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Municipal Bonds - 94.6%
Alabama - 0.8%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,086
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,133
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,482
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	265
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,469

				5,435

Alaska - 0.3%
City of Valdez Alaska Revenue Bonds	1,470	5.000	01/01/21	1,732

Arizona - 2.9%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,385
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,278
Arizona School Facilities Board Revenue Bonds	1,500	5.000	07/01/16	1,708
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,657
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,821
City of Mesa Arizona Revenue Bonds (µ)	1,000	5.250	07/01/14	1,100
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,289
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,539
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,940
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,115

				18,832

Arkansas - 0.3%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,871

California - 9.3%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	380	5.700	08/15/14	382
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,752
California Health Facilities Financing Authority Revenue Bonds	1,375	5.000	11/15/32	1,531
California Infrastructure & Economic Development Bank Revenue Bonds (µ)(Ê)	1,600	0.040	09/01/37	1,600
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/14	1,103
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,181
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,205
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	3,118
California State Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,164
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,201
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,144
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,386
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,090
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,715
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,588
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	633
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,253
County of Sacramento California Airport System Revenue Bonds	895	5.500	07/01/28	998
County of Sacramento California Airport System Revenue Bonds	750	5.625	07/01/29	837
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	500
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	777
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	949
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,409
Los Angeles Unified School District General Obligation Unlimited (µ)(æ)	1,150	5.000	07/01/13	1,226
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,667
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,114
San Diego Public Facilities Financing Authority Sewer Revenue Bonds	240	5.000	05/15/21	290
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,249

Russell Tax Exempt Bond Fund	199

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,192
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,000
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,230
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,200
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,533
State of California General Obligation Unlimited	2,500	5.500	04/01/21	3,042
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,242
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,218
State of California General Obligation Unlimited (µ)(Ê)	100	0.040	07/01/23	100
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,913
State of California General Obligation Unlimited (µ)(Ê)	300	0.040	05/01/34	300
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,750
University of California Revenue Bonds	500	4.000	05/15/14	540

				59,322

Colorado - 0.3%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,062
Colorado Housing & Finance Authority Revenue Bonds	5	6.300	08/01/12	5
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/16	20
Colorado Housing & Finance Authority Revenue Bonds	5	6.700	10/01/16	5
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	903

				1,995

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	3,003
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,898

				5,901

Delaware - 0.7%
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,572
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,212
Delaware Transportation Authority Revenue Bonds (µ)	1,305	5.000	07/01/18	1,476

				4,260

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,000

Florida - 6.4%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,088
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,847
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,828
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,865
City of Lakeland Florida Energy System Revenue Bonds (µ)	2,000	5.000	10/01/17	2,348
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,122
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	572
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,026
County of Miami-Dade Florida Water & Sewer System Revenue Bonds (µ)	1,500	5.250	10/01/19	1,834
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,082
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,310
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,000	5.000	07/01/15	1,110
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,128
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,095
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,195
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,179
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,916
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,682

Russell Tax Exempt Bond Fund	200

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,081
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	876
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,176
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	4,037
State of Florida Revenue Bonds (µ)	1,000	5.250	01/01/13	1,045
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,508
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,096

				41,046

Georgia - 4.3%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,352
City of Atlanta Georgia Airport Revenue Revenue Bonds	2,000	5.000	01/01/16	2,275
City of Atlanta Georgia Airport Revenue Revenue Bonds	2,500	5.000	01/01/20	2,994
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,272
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,371
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,588
Georgia State Road & Tollway Authority Revenue Bonds	1,150	5.000	03/01/19	1,453
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,034
Marietta Development Authority Revenue Bonds	515	6.250	06/15/20	521
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,029
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,784
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,040
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,255
State of Georgia General Obligation Unlimited	1,000	5.000	11/01/16	1,201
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,517
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,831

				27,517

Guam - 0.1%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	535

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,783
Hawaii Housing & Community Development Corp. Revenue Bonds	160	3.700	01/01/22	164
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,129
State of Hawaii General Obligation Unlimited	1,290	5.000	06/01/15	1,473
State of Hawaii General Obligation Unlimited	660	5.000	12/01/29	795

				5,344

Idaho - 0.4%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/12	1,240
Boise State University Revenue Bonds (µ)	5	5.375	04/01/22	5
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,565

				2,810

Illinois - 4.0%
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/14	1,088
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,779
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,339
City of Chicago Illinois O’Hare International Airport Revenue	1,320	3.840	01/31/20	1,522
City of Chicago Illinois O’Hare International Airport Revenue Revenue Bonds (µ)	1,000	5.000	01/01/19	1,106
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,151
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	691
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,113
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	457

Russell Tax Exempt Bond Fund	201

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,133
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,129
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,925	5.250	06/01/20	2,196
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.500	06/01/23	1,134
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,795
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,369
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,155
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,325

				25,482

Indiana - 1.5%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,146
City of Indianapolis Indiana Gas Utility Revenue Bonds (µ)	1,000	5.000	08/15/23	1,178
City of Whiting Indiana Revenue Bonds	375	5.000	01/01/16	421
Indiana Bond Bank Revenue Bonds (µ)	45	5.750	08/01/13	47
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,101
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,858
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,241
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,309
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,221

				9,522

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,084
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	2,020

				3,104

Kansas - 0.2%
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,070	Zero coupon	06/01/21	1,371

Louisiana- 0.8%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,162
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	2,460	6.750	06/01/26	2,967
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,175

				5,304

Maryland - 2.7%
County of Montgomery Maryland General Obligation Unlimited	2,000	5.000	07/01/17	2,449
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,711
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,192
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,312
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,086
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,160
Maryland Economic Development Corp. Revenue Bonds	1,350	5.750	09/01/25	1,417
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	523
Maryland State Department of Transportation Revenue Bonds (æ)	1,100	5.000	05/01/14	1,215
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,172
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,635
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,671

				17,543

Massachusetts - 1.7%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,095
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,215
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,610

202	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,517
Massachusetts School Building Authority Revenue Bonds	1,000	5.000	10/15/22	1,273
Massachusetts School Building Authority Revenue Bonds	780	5.000	10/15/27	954
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,297
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,694

				10,655

Michigan - 1.8%
City of Detroit Michigan Sewage Disposal System Revenue Bonds (µ)	1,000	5.000	07/01/14	1,074
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	1,015	5.000	07/01/18	1,105
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,185
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,774
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	536
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,069
Michigan State Housing Development Authority Revenue Bonds (µ)	40	4.150	10/01/13	41
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,216
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,279

				11,279

Minnesota - 3.2%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,366
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,199
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,273
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,330
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	832
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,447
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	603
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,151
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,642
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,279
Tobacco Securitization Authority Minnesota Revenue Bonds	1,175	5.000	03/01/21	1,344
Tobacco Securitization Authority Minnesota Revenue Bonds	1,010	5.000	03/01/22	1,152
Tobacco Securitization Authority Minnesota Revenue Bonds	780	5.250	03/01/31	843

				20,461

Mississippi - 0.5%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,105
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,822

				2,927

Missouri - 0.8%
City of State Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,913
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,923

				4,836

Nevada - 1.0%
County of Clark Nevada Airport System Revenue Bonds	1,000	5.000	07/01/12	1,019
County of Clark Nevada Airport System Revenue Bonds (µ)	2,500	5.000	07/01/22	2,860
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,082
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,141

				6,102

New Jersey - 3.5%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,028
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,091
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,624

Russell Tax Exempt Bond Fund	203

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	3,011
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,384
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	1,018
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,148
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,173
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)	1,500	5.000	06/15/18	1,692
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,218
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,433
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,607

				22,427

New Mexico - 0.6%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	4,012

New York - 11.3%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,628
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,466
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,620
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	853
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	777
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,717
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,559
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,860
City of New York New York General Obligation Unlimited	2,750	5.000	10/01/28	3,280
Hempstead Town Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,810
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,763
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,749
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	974
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,122
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,124
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,822
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,074
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,264
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,250
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,094
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,825
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,931
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	920
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,928
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,665
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,384
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,853
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,999
Port Authority of New York & New Jersey Revenue Bonds	2,500	6.500	12/01/28	2,686
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,881
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,639
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,568
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,046
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,155
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,272
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,434
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,021
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,178

				72,191

North Carolina - 1.8%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,164

204	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	746
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	412
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	209
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,004
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,052
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	3,194
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,250
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,366

				11,397

Ohio - 1.2%
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,342
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,300
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,191
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,188
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,942

				7,963

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	293
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,070

				1,363

Oregon - 1.6%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,474
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,529
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,262
State of Oregon General Obligation Unlimited	2,500	5.000	05/01/27	3,052

				10,317

Pennsylvania - 5.5%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,324
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	967
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,244
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,375
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,163
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,139
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,743
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,117
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,606
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,130
Delaware County Industrial Development Authority Revenue Bonds	1,035	5.250	08/15/30	956
Erie County Hospital Authority Revenue Bonds (µ)(Ê)	900	0.050	05/15/20	900
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	181
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,082
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,331
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	614
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,218
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,296
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,125	6.000	07/01/21	1,289
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,940	5.250	05/01/24	2,251
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,207
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,579
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,503
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,259

				35,474

Russell Tax Exempt Bond Fund	205

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Puerto Rico - 4.1%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	818
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	745
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,831
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,913
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,150
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,133
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	579
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,107
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	200
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,076
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,234
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	560
Puerto Rico Public Finance Corp. Revenue Bonds (µ)(Ê)	2,250	5.750	08/01/27	2,250
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)	30	6.125	02/01/14	33
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	650	5.000	08/01/22	786
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,941
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	1,041
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,978

				26,375

South Carolina - 0.8%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,183
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,183
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,963

				5,329

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	272
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,367

				1,639

Tennessee - 1.1%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,792
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,306
Memphis-Shelby County Airport Authority Revenue Bonds	1,000	5.050	09/01/12	1,025
Metropolitan Government of Nashville & Davidson County Tennessee Revenue Bonds	1,500	5.000	07/01/21	1,881

				7,004

Texas - 9.1%
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	800	5.000	02/15/17	927
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	415	5.000	02/15/18	478
City of Austin Texas Water & Wastewater System Revenue Revenue Bonds (µ)	1,000	5.250	11/15/14	1,127
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,124
City of Dallas Texas Revenue Bonds (µ)	2,500	5.000	10/01/17	3,064
City of Dallas Texas Revenue Bonds	2,000	5.000	10/01/18	2,488
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,000	5.000	02/15/13	1,049
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,611
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,774
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,616
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,182
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	750
City of San Antonio Texas Revenue Bonds	50	5.250	02/01/13	52
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,091
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,230
City of San Antonio Texas Revenue Bonds	2,250	5.000	05/15/24	2,721

206	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,516
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,316
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,165
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,127
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,450
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,295
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	314
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	223
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	277
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,121
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,458
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	890
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,515
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,113
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,147
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,140
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,433
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	441
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,510
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,760
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,285
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,690
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,460
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,834

				58,196

Utah - 0.4%
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,377

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	210

Virginia - 2.7%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	560
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	740
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,197
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,932
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,719
University of Virginia Revenue Bonds (æ)	2,345	5.000	06/01/13	2,493
University of Virginia Revenue Bonds	205	5.000	06/01/20	214
University of Virginia Revenue Bonds	240	5.000	06/01/21	250
Virginia College Building Authority Revenue Bonds (æ)	2,065	5.000	02/01/14	2,254
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	362
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,344
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,110
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,215

				17,390

Washington - 3.3%
City of Seattle Washington Municipal Light & Power Revenue Bonds	1,500	5.000	02/01/14	1,637
Clark County Public Utility District No. 1 Revenue Bonds	1,375	5.000	01/01/14	1,477
County of King Washington Sewer Revenue Bonds (µ)	1,625	5.000	01/01/14	1,768
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,108
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,865
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,261
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,132

Russell Tax Exempt Bond Fund	207

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Value $

King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,120
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,361
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000		5.000	12/01/18	1,143
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,204
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)	2,000		5.000	12/01/18	2,308
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,211
State of Washington General Obligation Unlimited	1,560		5.000	08/01/29	1,864

					21,459

West Virginia - 0.3%
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,699

Wisconsin - 0.4%
City of Madison Wisconsin Revenue Bonds (Ê)	280		4.875	10/01/27	282
Wisconsin Department of Transportation Revenue Bonds (µ)	1,500		5.000	07/01/19	1,867
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210		5.250	05/01/12	211
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	226

					2,586

Total Municipal Bonds (cost 564,146)					605,594

Short-Term Investments - 5.2%
Russell U.S. Cash Management Fund	33,150,628	(¥)			33,151

Total Short-Term Investments (cost 33,151)					33,151

Total Investments - 99.8% (identified cost $597,297)					638,745

Other Assets and Liabilities, Net - 0.2%					1,476

Net Assets - 100.0%					640,221

See accompanying notes which are an integral part of this quarterly report.

208	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,435	$—	$5,435
Alaska	—	1,732	—	1,732
Arizona	—	18,832	—	18,832
Arkansas	—	1,871	—	1,871
California	—	59,322	—	59,322
Colorado	—	1,995	—	1,995
Connecticut	—	5,901	—	5,901
Delaware	—	4,260	—	4,260
District of Columbia	—	1,000	—	1,000
Florida	—	41,046	—	41,046
Georgia	—	27,517	—	27,517
Guam	—	535	—	535
Hawaii	—	5,344	—	5,344
Idaho	—	2,810	—	2,810
Illinois	—	25,482	—	25,482
Indiana	—	9,522	—	9,522
Iowa	—	3,104	—	3,104
Kansas	—	1,371	—	1,371
Louisiana	—	5,304	—	5,304
Maryland	—	17,543	—	17,543
Massachusetts	—	10,655	—	10,655
Michigan	—	11,279	—	11,279
Minnesota	—	20,461	—	20,461
Mississippi	—	2,927	—	2,927
Missouri	—	4,836	—	4,836
Nevada	—	6,102	—	6,102
New Jersey	—	22,427	—	22,427
New Mexico	—	4,012	—	4,012
New York	—	72,191	—	72,191
North Carolina	—	11,397	—	11,397
Ohio	—	7,963	—	7,963
Oklahoma	—	1,363	—	1,363
Oregon	—	10,317	—	10,317
Pennsylvania	—	35,474	—	35,474
Puerto Rico	—	26,375	—	26,375
South Carolina	—	5,329	—	5,329
South Dakota	—	1,639	—	1,639
Tennessee	—	7,004	—	7,004
Texas	—	58,196	—	58,196
Utah	—	2,377	—	2,377
Virgin Islands	—	210	—	210
Virginia	—	17,390	—	17,390
Washington	—	21,459	—	21,459
West Virginia	—	1,699	—	1,699
Wisconsin	—	2,586	—	2,586
Short-Term Investments	—	33,151	—	33,151

Total Investments	$—	$638,745	$—	$638,745

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Investments - 11.4%
United States Government Agencies - 11.4%
Federal Farm Credit Bank
0.261% due 02/11/13 (Ê)	22,000		22,019
0.260% due 03/15/13 (Ê)	20,000		20,018
0.221% due 07/29/13 (Ê)	10,100		10,106
Federal Home Loan Banks
0.280% due 03/06/13	10,000		10,007
0.240% due 04/12/13	13,000		12,999
Series 1 0.320% due 03/15/13 (Ê)	15,000		15,022
Federal Home Loan Mortgage Corp.
0.239% due 03/21/13 (Ê)	18,000		18,021
0.245% due 05/06/13 (Ê)	10,000		10,019
Federal National Mortgage Association
0.550% due 08/23/13	7,000		7,006
0.265% due 11/08/13 (Ê)	15,000		15,012

			140,229

Total Long-Term Investments (cost $140,080)			140,229

Short-Term Investments - 86.5%
FC Discount Notes Zero coupon due 11/20/12	10,000		9,993
Federal Farm Credit Bank
0.270% due 04/25/12	18,000		18,007
0.400% due 08/17/12 (Ê)	8,000		8,007
Series 1 0.331% due 07/02/12 (Ê)	4,000		4,004
Federal Farm Credit Discount Notes Zero coupon due 05/15/12	11,000		10,999
Federal Home Loan Banks
0.130% due 02/24/12 (ç)	10,000		10,000
0.161% due 09/04/12 (Ê)	18,000		18,007
0.235% due 11/01/12 (Ê)	18,000		18,009
0.200% due 11/21/12	16,000		16,003
Federal Home Loan Mortgage Corp.
1.000% due 08/28/12	12,000		12,058
0.750% due 12/28/12	15,000		15,079
Federal National Mortgage Association
0.299% due 08/23/12 (Ê)	17,500		17,515
0.315% due 09/17/12 (Ê)	15,000		15,015
0.290% due 12/03/12 (Ê)	15,000		15,017
0.375% due 12/28/12	12,500		12,529
Freddie Mac Discount Notes Zero coupon due 02/21/12	18,000		18,000
Russell U.S. Cash Management Fund	358,979,588	(¥)	358,980
United States Treasury Bills
0.103% due 02/23/12 (ç)(ž)	100,000		99,998
Zero coupon due 03/29/12 (ç)(ž)	6,700		6,700
0.033% due 04/19/12 (ž)	84,000		83,991
Zero coupon due 04/26/12 (ž)	5,000		4,999
0.061% due 05/24/12 (ž)	100,000		99,981
0.064% due 05/31/12 (ž)	100,000		99,978

	Principal Amount ($) or Shares	Market Value $
United States Treasury Notes
0.231% due 02/29/12 (ç)(ž)	15,000	15,007
0.379% due 03/31/12 (ç)	18,000	18,027
0.173% due 03/31/12 (ç)	7,000	7,010
0.185% due 04/30/12	10,000	10,023
0.070% due 04/30/12	5,000	5,011
0.098% due 08/31/12	10,000	10,016
0.100% due 08/31/12	2,000	2,003
0.121% due 09/30/12	5,000	5,008
0.117% due 09/30/12	5,000	5,009
0.103% due 10/31/12	10,000	10,019

Total Short-Term Investments (cost $1,059,878)		1,060,002

Total Investments - 97.9% (identified cost $1,199,958)		1,200,231

Other Assets and Liabilities, Net - 2.1%		25,818

Net Assets - 100.0%		1,226,049

See accompanying notes which are an integral part of this quarterly report.

210	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Corn Futures	52	USD	1,481	12/12	6
Light Sweet Crude Oil Futures	291	USD	28,887	04/12	(318)

Short Positions
Corn Futures	52	USD	1,661	03/12	(8)
Light Sweet Crude Oil Futures	291	USD	28,658	02/12	464

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					144

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	211

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Market Value $

Dow Jones-UBS Commodity Index	Merrill Lynch	USD	121,000	0.140%	06/20/12	2,586
Dow Jones-UBS Commodity Index	Merrill Lynch	USD	100,951	0.140%	06/20/12	87
Dow Jones-UBS Commodity Index 3 Month Forward	UBS AG	USD	121,000	0.250%	01/28/13	541
Dow Jones-UBS Commodity Index 3 Month Forward	UBS AG	USD	147,933	0.250%	01/28/13	(1,193)
Dow Jones-UBS Commodity Index Total Return	BNP Paribas	USD	43,188	0.250%	02/23/12	(619)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	31,671	0.160%	12/23/13	823
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	49,979	0.150%	02/23/12	(717)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	20,944	0.130%	02/23/12	(300)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	244,895	0.250%	12/23/13	6,948
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Societe Generale	USD	48,707	0.300%	02/23/12	(613)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	29,732	0.300%	02/23/12	(374)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	3,000	0.300%	02/23/12	(44)
Russell Jeffries Diversified I Index	Newedge Group	USD	246,953	0.350%	09/09/31	(1,115)

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						6,010

See accompanying notes which are an integral part of this quarterly report.

212	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$140,229	$—	$140,229
Short-Term Investments	—	1,060,002	—	1,060,002

Total Investments	—	1,200,231	—	1,200,231

Other Financial Instruments
Futures Contracts	144	—	—	144
Index Swaps	—	7,125	(1,115)	6,010

Total Other Financial Instruments*	$144	$7,125	$(1,115)	$6,154

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	213

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Australia - 8.5%
APA Group (Ñ)	532,352	2,713
Asciano, Ltd.	1,337,831	6,675
Australian Infrastructure Fund Class Miscellaneous (Ñ)	2,810,508	5,997
DUET Group	432,373	831
Macquarie Atlas Roads Group (Æ)	485,905	815
QR National, Ltd.	673,193	2,651
SP AusNet Class Miscellaneous	958,855	982
Spark Infrastructure Group	5,467,382	7,749
Sydney Airport	2,609,386	7,397
Transurban Group - ADR (Æ)	6,340,271	36,954

		72,764

Austria - 0.2%
Flughafen Wien AG (Ñ)	14,359	528
Oesterreichische Post AG (Ñ)	36,991	1,207

		1,735

Belgium - 0.1%
Elia System Operator SA	16,163	615

Brazil - 4.6%
CCR SA	1,402,921	9,764
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	46,132	3,040
Cia Paranaense de Energia - ADR (Æ)	18,711	428
EcoRodovias Infraestrutura e Logistica SA	230,079	1,620
EDP - Energias do Brasil SA	471,321	10,979
Equatorial Energia SA	329,198	2,318
LLX Logistica SA (Æ)	1,997,600	4,082
Santos Brasil Participacoes SA	58,422	902
Ultrapar Participacoes SA	128,020	2,590
Ultrapar Participacoes SA - ADR	87,632	1,744
Wilson Sons, Ltd. Class BDR	172,342	2,565

		40,032

Canada - 10.5%
AltaGas, Ltd. - ADR	29,000	876
Atco, Ltd. Class I (Ñ)	47,726	2,841
Brookfield Infrastructure Partners, LP	232,084	6,770
Brookfield Renewable Energy Partners, LP	121,767	3,184
Canadian Utilities, Ltd. Class A	20,026	1,206
Emera, Inc. (Ñ)	77,804	2,516
Enbridge, Inc.	1,007,451	37,879
Fortis, Inc.	54,667	1,820
Keyera Corp. (Ñ)	87,109	4,080
Pembina Pipeline Corp. (Ñ)	82,124	2,197
TransCanada Corp. (Ñ)	520,874	21,425
Veresen, Inc. Class Common Subscription Recei	40,331	607
Westshore Terminals Investment Corp.	213,828	5,274

		90,675

	Principal Amount ($) or Shares	Market Value $
Chile - 0.5%
E.CL SA	467,400	1,349
Empresa Nacional de Electricidad SA - ADR	42,639	1,999
Enersis SA - ADR	35,450	649
Inversiones Aguas Metropolitanas SA	157,722	250

		4,247

China - 3.7%
Anhui Expressway Co. Class H	614,112	372
Beijing Capital International Airport Co., Ltd. Class H	4,512,000	2,339
China Suntien Green Energy Corp., Ltd. Class H	2,497,552	464
COSCO Pacific, Ltd.	7,075,800	9,835
Dalian Port PDA Co., Ltd. Class H	13,924,000	3,268
ENN Energy Holdings, Ltd.	1,437,525	4,365
Jiangsu Expressway Co., Ltd. Class H	7,476,000	7,451
Towngas China Co., Ltd.	1,320,477	763
Zhejiang Expressway Co., Ltd. Class H	4,329,775	3,037

		31,894

Czech Republic - 0.0%
CEZ AS	1,285	52

France - 5.4%
Aeroports de Paris	161,367	11,915
Eutelsat Communications SA	86,517	3,211
GDF Suez	577,846	15,684
Groupe Eurotunnel SA	768,436	6,331
Rubis	53,798	2,903
Suez Environnement Co.	46,667	597
Vinci SA	120,060	5,569

		46,210

Germany - 5.4%
E.ON AG	773,603	16,540
Fraport AG Frankfurt Airport Services Worldwide	396,238	23,728
Hamburger Hafen und Logistik AG (Ñ)	172,403	5,525
RWE AG	22,531	862

		46,655

Hong Kong - 4.8%
Beijing Enterprises Holdings, Ltd.	1,777,109	10,312
Cheung Kong Infrastructure Holdings, Ltd.	1,463,202	8,330
China Everbright International, Ltd.	3,635,371	1,561
China Merchants Holdings International Co., Ltd.	2,572,635	8,559
CLP Holdings, Ltd.	45,500	373
Guangdong Investment, Ltd.	3,912,932	2,265
Hong Kong & China Gas Co., Ltd.	1,118,037	2,653
MTR Corp.	897,715	2,992
Power Assets Holdings, Ltd.	603,265	4,352

		41,397

214	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

India - 0.3%
GAIL India, Ltd. - GDR	36,473	1,656
Power Grid Corp. of India, Ltd.	616,006	1,297

		2,953

Italy - 4.0%
Ansaldo STS SpA	75,374	731
Atlantia SpA	1,599,991	24,905
Autostrada Torino-Milano SpA	51,162	475
Enel SpA	792,249	3,239
Hera SpA	967,289	1,354
Iren SpA - ADR	194,079	180
Societa Iniziative Autostradali e Servizi SpA	353,522	2,525
Terna Rete Elettrica Nazionale SpA	204,300	749

		34,158

Japan - 2.1%
East Japan Railway Co.	39,615	2,565
Japan Airport Terminal Co., Ltd. (Ñ)	256,954	3,560
Kamigumi Co., Ltd.	288,526	2,540
Kansai Electric Power Co., Inc. (The) (Ñ)	40,700	655
Mitsubishi Logistics Corp. (Ñ)	245,000	2,829
Tokyo Gas Co., Ltd.	1,386,000	6,401

		18,550

Luxembourg - 0.8%
SES SA	295,138	6,969

Mexico - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	89,096	3,338
Grupo Aeroportuario del Sureste SA de CV Class B	10,197	67
Grupo Aeroportuario del Sureste SAB de CV - ADR	34,493	2,272
OHL Mexico SAB de CV (Æ)	2,265,791	3,663

		9,340

Netherlands - 1.3%
Koninklijke Vopak NV	209,616	11,390

New Zealand - 0.8%
Auckland International Airport, Ltd.	1,062,842	2,154
Infratil, Ltd.	873,269	1,352
Port of Tauranga, Ltd.	368,522	3,177

		6,683

Norway - 0.1%
Hafslund ASA Class B	72,456	716

Philippines - 0.5%
International Container Terminal Services, Inc.	3,034,543	3,966

	Principal Amount ($) or Shares	Market Value $
Portugal - 0.1%
Brisa Auto-Estradas de Portugal SA (Ñ)	422,661	1,238

Singapore - 3.1%
Cityspring Infrastructure Trust (Æ)	3,634,013	1,069
ComfortDelGro Corp., Ltd. (Ñ)	1,403,364	1,657
Hutchison Port Holdings Trust Class U (Ñ)	15,184,214	11,388
Hyflux, Ltd. (Ñ)	209,546	229
Parkway Life Real Estate Investment Trust (Æ)(ö)	1,085,500	1,532
SATS, Ltd. (Ñ)	1,201,735	2,188
SembCorp Industries, Ltd.	61,235	233
Singapore Post, Ltd. (Ñ)	4,232,267	3,281
Singapore Telecommunications, Ltd.	802,447	1,971
SMRT Corp., Ltd. (Ñ)	2,539,866	3,513

		27,061

Spain - 3.7%
Abertis Infraestructuras SA	1,178,788	19,860
Enagas SA	144,483	2,892
Ferrovial SA (Ñ)	761,915	8,920
Iberdrola SA	116,700	687

		32,359

Switzerland - 0.9%
Flughafen Zuerich AG	19,928	7,577

United Kingdom - 6.1%
BBA Aviation PLC	597,898	1,756
Centrica PLC	1,379,869	6,380
National Grid PLC	1,405,456	13,997
National Grid PLC - ADR	239,645	11,956
Pennon Group PLC	100,293	1,099
Scottish & Southern Energy PLC	372,362	7,176
Severn Trent PLC Class H	252,551	6,069
United Utilities Group PLC	434,036	4,117

		52,550

United States - 26.5%
American Electric Power Co., Inc.	188,438	7,455
American States Water Co.	9,019	326
American Tower Corp. Class A	242,444	15,398
American Water Works Co., Inc.	124,075	4,185
Aqua America, Inc.	65,016	1,434
Atmos Energy Corp.	45,924	1,488
Boardwalk Pipeline Partners, LP (Ñ)	20,601	568
CenterPoint Energy, Inc.	138,856	2,565
Chesapeake Utilities Corp.	19,310	831
Corrections Corp. of America (Æ)	281,718	6,629
Crown Castle International Corp. (Æ)	73,500	3,563
Digital Realty Trust, Inc. (ö)	9,912	702
Dominion Resources, Inc.	167,043	8,359
Edison International	34,700	1,424
El Paso Corp.	526,598	14,149
El Paso Pipeline Partners, LP	39,637	1,392
Enbridge Energy Partners, LP Class A	43,600	1,412

Russell Global Infrastructure Fund	215

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Enterprise Products Partners, LP	64,563		3,118
Exelon Corp.	149,099		5,931
FirstEnergy Corp.	48,700		2,056
Golar LNG Partners, LP	28,825		990
Holly Energy Partners, LP	1,067		59
ITC Holdings Corp.	40,920		3,016
Kinder Morgan, Inc. (Ñ)	39,448		1,281
Magellan Midstream Partners, LP	25,700		1,724
MarkWest Energy Partners, LP	14,550		843
Middlesex Water Co.	20,466		387
NextEra Energy, Inc.	184,126		11,020
NiSource, Inc. (Ñ)	224,897		5,112
OGE Energy Corp.	104,404		5,519
Oiltanking Partners, LP	29,576		859
ONEOK, Inc.	7,485		622
Pepco Holdings, Inc.	49,645		976
PG&E Corp.	326,899		13,292
Piedmont Natural Gas Co., Inc.	4,803		158
Pinnacle West Capital Corp.	18,781		888
PPL Corp.	372,472		10,351
Public Service Enterprise Group, Inc.	125,750		3,815
Questar Corp.	458,345		8,837
Rose Rock Midstream, LP (Æ)	22,350		469
Sempra Energy	16,315		928
Southern Co.	234,703		10,693
Spectra Energy Corp.	602,945		18,987
Standard Parking Corp. (Æ)	61,061		1,080
Targa Resources Corp.	20,200		837
Tesoro Logistics, LP	33,896		1,125
UIL Holdings Corp.	89,464		3,094
Unitil Corp.	31,927		882
Waste Connections, Inc.	262,930		8,495
Williams Cos., Inc. (The)	769,182		22,168
Williams Partners, LP (Æ)	37,473		2,338
Wisconsin Energy Corp.	12,200		415
WPX Energy Inc (Æ)	107,966		1,779
Xcel Energy, Inc.	106,476		2,832

			228,856

Total Common Stocks (cost $789,290)			820,642

Preferred Stocks - 0.1%
Brazil - 0.1%
Cia Energetica do Ceara	28,187		547

Total Preferred Stocks (cost $532)			547

Short-Term Investments - 4.5%
United States - 4.5%
Russell U.S. Cash Management Fund	39,476,663	(¥)	39,477

Total Short-Term Investments (cost $39,477)			39,477

	Principal Amount ($) or Shares		Market Value $
Other Securities - 2.8%
Russell U.S. Cash Collateral Fund (×)	24,458,490	(¥)	24,458

Total Other Securities (cost $24,458)			24,458

Total Investments - 102.5% (identified cost $853,757)			885,124

Other Assets and Liabilities, Net - (2.5%)			(21,725)

Net Assets - 100.0%			863,399

See accompanying notes which are an integral part of this quarterly report.

216	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures	33	AUD	3,487	03/12	39
EURO STOXX 50 Index Futures	360	EUR	8,712	03/12	465
FTSE 100 Index Futures	30	GBP	1,693	03/12	61
Hang Seng Index Futures (Hong Kong)	18	HKD	18,321	02/12	3
S&P 500 E-Mini Index Futures (CME)	205	USD	13,409	03/12	384
S&P TSE 60 Index Futures	31	CAD	4,390	03/12	155
TOPIX Index Futures (Japan)	17	JPY	128,605	03/12	24

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,131

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	217

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	98	AUD	100	03/21/12	7
Barclays Bank PLC	USD	508	AUD	501	03/21/12	21
Barclays Bank PLC	USD	193	CAD	200	03/21/12	7
Barclays Bank PLC	USD	634	CAD	641	03/21/12	5
Barclays Bank PLC	USD	1,042	EUR	800	03/21/12	4
Barclays Bank PLC	USD	1,789	EUR	1,335	03/21/12	(42)
Barclays Bank PLC	USD	155	GBP	100	03/21/12	3
Barclays Bank PLC	USD	402	GBP	256	03/21/12	1
Barclays Bank PLC	USD	64	HKD	500	03/21/12	—
Barclays Bank PLC	USD	374	HKD	2,908	03/21/12	1
Barclays Bank PLC	USD	260	JPY	20,171	03/21/12	4
Brown Brothers Harriman & Co.	USD	512	EUR	400	03/21/12	11
Brown Brothers Harriman & Co.	AUD	80	USD	82	03/21/12	(2)
Brown Brothers Harriman & Co.	CAD	130	USD	128	03/21/12	(1)
Brown Brothers Harriman & Co.	EUR	125	USD	163	03/21/12	—
Brown Brothers Harriman & Co.	EUR	130	USD	168	03/21/12	(2)
Brown Brothers Harriman & Co.	EUR	500	USD	639	03/21/12	(15)
Brown Brothers Harriman & Co.	GBP	40	USD	62	03/21/12	(1)
Brown Brothers Harriman & Co.	HKD	250	USD	32	03/21/12	—
Brown Brothers Harriman & Co.	HKD	1,000	USD	129	03/21/12	—
Citibank	USD	591	AUD	557	02/01/12	—
Citibank	USD	1,597	CAD	1,604	02/02/12	2
Citibank	AUD	200	USD	206	03/21/12	(6)
Citibank	CAD	230	USD	227	03/21/12	(2)
Citibank	EUR	500	USD	648	03/21/12	(6)
Citibank	GBP	100	USD	156	03/21/12	(1)
Citibank	HKD	6,017	USD	776	02/01/12	—
Citibank	HKD	15,545	USD	2,004	02/02/12	—
Citibank	HKD	950	USD	122	03/21/12	—
Citibank	JPY	6,500	USD	85	03/21/12	(1)
Commonwealth Bank of Australia	USD	508	AUD	501	03/21/12	21
Commonwealth Bank of Australia	USD	1,789	EUR	1,335	03/21/12	(42)
Commonwealth Bank of Australia	USD	260	JPY	20,171	03/21/12	4
Credit Suisse First Boston	USD	301	AUD	300	03/21/12	16
Credit Suisse First Boston	USD	508	AUD	501	03/21/12	21
Credit Suisse First Boston	USD	336	CAD	337	02/03/12	—
Credit Suisse First Boston	USD	391	CAD	400	03/21/12	8
Credit Suisse First Boston	USD	633	CAD	641	03/21/12	5
Credit Suisse First Boston	USD	1,569	EUR	1,200	03/21/12	—
Credit Suisse First Boston	USD	1,789	EUR	1,335	03/21/12	(42)
Credit Suisse First Boston	USD	1,288	GBP	819	02/01/12	3
Credit Suisse First Boston	USD	313	GBP	200	03/21/12	2
Credit Suisse First Boston	USD	401	GBP	256	03/21/12	1
Credit Suisse First Boston	USD	257	HKD	2,000	03/21/12	1
Credit Suisse First Boston	USD	257	JPY	20,000	03/21/12	6
Credit Suisse First Boston	CAD	253	USD	253	02/02/12	—
Credit Suisse First Boston	SGD	351	USD	279	02/02/12	—
Credit Suisse First Boston	SGD	75	USD	60	02/03/12	—
Deutsche Bank AG	USD	508	AUD	501	03/21/12	21
Deutsche Bank AG	USD	1,789	EUR	1,335	03/21/12	(42)
Deutsche Bank AG	USD	374	HKD	2,908	03/21/12	—
Deutsche Bank AG	AUD	300	USD	310	03/21/12	(6)
Deutsche Bank AG	CAD	467	USD	466	02/01/12	1

See accompanying notes which are an integral part of this quarterly report.

218	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	CAD	300	USD	297	03/21/12	(2)
Deutsche Bank AG	EUR	1,000	USD	1,289	03/21/12	(19)
Deutsche Bank AG	GBP	450	USD	709	02/03/12	—
Deutsche Bank AG	GBP	150	USD	232	03/21/12	(4)
Deutsche Bank AG	MXN	55	USD	4	02/01/12	—
Deutsche Bank AG	NZD	100	USD	82	02/02/12	(1)
Deutsche Bank AG	SGD	430	USD	342	02/01/12	1
HSBC Bank PLC	USD	508	AUD	501	03/21/12	21
HSBC Bank PLC	USD	633	CAD	641	03/21/12	5
HSBC Bank PLC	USD	1,789	EUR	1,335	03/21/12	(42)
HSBC Bank PLC	USD	401	GBP	256	03/21/12	1
HSBC Bank PLC	USD	374	HKD	2,908	03/21/12	1
HSBC Bank PLC	USD	260	JPY	20,171	03/21/12	5
JPMorgan Chase Bank	USD	508	AUD	501	03/21/12	21
JPMorgan Chase Bank	USD	634	CAD	641	03/21/12	5
JPMorgan Chase Bank	USD	1,789	EUR	1,335	03/21/12	(42)
JPMorgan Chase Bank	USD	402	GBP	256	03/21/12	1
JPMorgan Chase Bank	USD	374	HKD	2,908	03/21/12	1
JPMorgan Chase Bank	USD	260	JPY	20,171	03/21/12	4
Mellon Bank	AUD	30	USD	31	03/21/12	(1)
Mellon Bank	CAD	135	USD	133	03/21/12	(1)
Mellon Bank	HKD	500	USD	64	03/21/12	—
Mellon Bank	JPY	4,000	USD	52	03/21/12	—
Morgan Stanley & Co., Inc.	USD	15	AUD	14	02/01/12	—
Morgan Stanley & Co., Inc.	USD	3	CAD	3	02/01/12	—
Morgan Stanley & Co., Inc.	USD	4	JPY	284	02/01/12	—
Morgan Stanley & Co., Inc.	EUR	53	USD	65	02/01/12	(4)
Morgan Stanley & Co., Inc.	GBP	7	USD	11	02/01/12	1
Morgan Stanley & Co., Inc.	HKD	74	USD	10	02/01/12	—
Royal Bank of Canada	USD	634	CAD	641	03/21/12	5
Royal Bank of Canada	USD	402	GBP	256	03/21/12	1
Royal Bank of Canada	USD	374	HKD	2,908	03/21/12	1
Royal Bank of Canada	USD	260	JPY	20,171	03/21/12	4
State Street Bank & Trust Co.	USD	5	AUD	5	02/01/12	—
State Street Bank & Trust Co.	USD	22	AUD	21	02/01/12	—
State Street Bank & Trust Co.	USD	630	AUD	597	02/01/12	5
State Street Bank & Trust Co.	USD	609	AUD	571	02/02/12	(3)
State Street Bank & Trust Co.	USD	100	AUD	100	03/21/12	6
State Street Bank & Trust Co.	USD	102	AUD	100	03/21/12	4
State Street Bank & Trust Co.	USD	102	AUD	100	03/21/12	4
State Street Bank & Trust Co.	USD	106	AUD	100	03/21/12	—
State Street Bank & Trust Co.	USD	201	AUD	200	03/21/12	10
State Street Bank & Trust Co.	USD	208	AUD	200	03/21/12	3
State Street Bank & Trust Co.	USD	312	AUD	300	03/21/12	5
State Street Bank & Trust Co.	USD	349	AUD	350	03/21/12	20
State Street Bank & Trust Co.	USD	632	AUD	600	03/21/12	1
State Street Bank & Trust Co.	USD	97	CAD	100	03/21/12	3
State Street Bank & Trust Co.	USD	97	CAD	100	03/21/12	2
State Street Bank & Trust Co.	USD	98	CAD	100	03/21/12	2
State Street Bank & Trust Co.	USD	150	CAD	150	03/21/12	—
State Street Bank & Trust Co.	USD	196	CAD	200	03/21/12	4
State Street Bank & Trust Co.	USD	247	CAD	250	03/21/12	2
State Street Bank & Trust Co.	USD	295	CAD	300	03/21/12	3

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	219

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	340	CAD	350	03/21/12	9
State Street Bank & Trust Co.	USD	633	CAD	641	03/21/12	5
State Street Bank & Trust Co.	USD	797	CAD	800	03/21/12	—
State Street Bank & Trust Co.	USD	1,294	EUR	981	02/01/12	(11)
State Street Bank & Trust Co.	USD	245	EUR	187	02/03/12	—
State Street Bank & Trust Co.	USD	253	EUR	200	03/21/12	8
State Street Bank & Trust Co.	USD	260	EUR	200	03/21/12	2
State Street Bank & Trust Co.	USD	261	EUR	200	03/21/12	—
State Street Bank & Trust Co.	USD	461	EUR	350	03/21/12	(3)
State Street Bank & Trust Co.	USD	522	EUR	400	03/21/12	1
State Street Bank & Trust Co.	USD	525	EUR	400	03/21/12	(2)
State Street Bank & Trust Co.	USD	637	EUR	500	03/21/12	17
State Street Bank & Trust Co.	USD	670	EUR	500	03/21/12	(16)
State Street Bank & Trust Co.	USD	775	EUR	600	03/21/12	10
State Street Bank & Trust Co.	USD	779	EUR	600	03/21/12	6
State Street Bank & Trust Co.	USD	1,970	EUR	1,500	03/21/12	(7)
State Street Bank & Trust Co.	USD	153	GBP	100	03/21/12	5
State Street Bank & Trust Co.	USD	155	GBP	100	03/21/12	2
State Street Bank & Trust Co.	USD	156	GBP	100	03/21/12	2
State Street Bank & Trust Co.	USD	157	GBP	100	03/21/12	1
State Street Bank & Trust Co.	USD	157	GBP	100	03/21/12	1
State Street Bank & Trust Co.	USD	157	GBP	100	03/21/12	1
State Street Bank & Trust Co.	USD	402	GBP	256	03/21/12	1
State Street Bank & Trust Co.	USD	471	GBP	300	03/21/12	2
State Street Bank & Trust Co.	USD	81	HKD	626	02/01/12	—
State Street Bank & Trust Co.	USD	269	HKD	2,089	02/01/12	—
State Street Bank & Trust Co.	USD	705	HKD	5,466	02/01/12	—
State Street Bank & Trust Co.	USD	84	HKD	650	02/02/12	—
State Street Bank & Trust Co.	USD	174	HKD	1,352	02/02/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	03/21/12	—
State Street Bank & Trust Co.	USD	90	HKD	700	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/21/12	—
State Street Bank & Trust Co.	USD	322	HKD	2,500	03/21/12	—
State Street Bank & Trust Co.	USD	64	JPY	5,000	03/21/12	2
State Street Bank & Trust Co.	USD	65	JPY	5,000	03/21/12	1
State Street Bank & Trust Co.	USD	128	JPY	10,000	03/21/12	3
State Street Bank & Trust Co.	USD	129	JPY	10,000	03/21/12	2
State Street Bank & Trust Co.	USD	262	JPY	20,000	03/21/12	—
State Street Bank & Trust Co.	USD	10	MXN	125	02/02/12	—
State Street Bank & Trust Co.	USD	1	NOK	3	02/03/12	—
State Street Bank & Trust Co.	AUD	533	USD	562	02/01/12	(4)
State Street Bank & Trust Co.	AUD	1	USD	1	02/02/12	—
State Street Bank & Trust Co.	AUD	80	USD	86	02/03/12	—
State Street Bank & Trust Co.	AUD	100	USD	100	03/21/12	(6)
State Street Bank & Trust Co.	AUD	100	USD	104	03/21/12	(2)
State Street Bank & Trust Co.	AUD	150	USD	153	03/21/12	(5)
State Street Bank & Trust Co.	AUD	200	USD	200	03/21/12	(11)
State Street Bank & Trust Co.	AUD	200	USD	211	03/21/12	—

See accompanying notes which are an integral part of this quarterly report.

220	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	AUD	300	USD	318	03/21/12	1
State Street Bank & Trust Co.	AUD	575	USD	585	03/21/12	(22)
State Street Bank & Trust Co.	BRL	232	USD	133	02/01/12	—
State Street Bank & Trust Co.	CAD	94	USD	94	02/01/12	—
State Street Bank & Trust Co.	CAD	100	USD	99	03/21/12	(1)
State Street Bank & Trust Co.	CAD	200	USD	195	03/21/12	(5)
State Street Bank & Trust Co.	CAD	300	USD	293	03/21/12	(6)
State Street Bank & Trust Co.	CAD	300	USD	299	03/21/12	1
State Street Bank & Trust Co.	CAD	350	USD	349	03/21/12	—
State Street Bank & Trust Co.	CAD	575	USD	563	03/21/12	(9)
State Street Bank & Trust Co.	EUR	41	USD	53	02/02/12	—
State Street Bank & Trust Co.	EUR	100	USD	129	03/21/12	(1)
State Street Bank & Trust Co.	EUR	185	USD	241	03/21/12	—
State Street Bank & Trust Co.	EUR	200	USD	260	03/21/12	(2)
State Street Bank & Trust Co.	EUR	500	USD	655	03/21/12	1
State Street Bank & Trust Co.	EUR	700	USD	926	03/21/12	10
State Street Bank & Trust Co.	EUR	700	USD	907	03/21/12	(9)
State Street Bank & Trust Co.	EUR	800	USD	1,015	03/21/12	(31)
State Street Bank & Trust Co.	EUR	1,100	USD	1,407	03/21/12	(32)
State Street Bank & Trust Co.	EUR	1,400	USD	1,848	03/21/12	17
State Street Bank & Trust Co.	GBP	524	USD	821	02/02/12	(4)
State Street Bank & Trust Co.	GBP	100	USD	158	03/21/12	—
State Street Bank & Trust Co.	GBP	100	USD	153	03/21/12	(4)
State Street Bank & Trust Co.	GBP	100	USD	155	03/21/12	(3)
State Street Bank & Trust Co.	GBP	150	USD	234	03/21/12	(3)
State Street Bank & Trust Co.	GBP	200	USD	314	03/21/12	(1)
State Street Bank & Trust Co.	GBP	235	USD	364	03/21/12	(6)
State Street Bank & Trust Co.	HKD	500	USD	64	03/21/12	—
State Street Bank & Trust Co.	HKD	900	USD	116	03/21/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/21/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/21/12	—
State Street Bank & Trust Co.	HKD	1,300	USD	167	03/21/12	—
State Street Bank & Trust Co.	HKD	2,300	USD	296	03/21/12	(1)
State Street Bank & Trust Co.	HKD	2,500	USD	322	03/21/12	—
State Street Bank & Trust Co.	JPY	69,873	USD	913	02/02/12	(4)
State Street Bank & Trust Co.	JPY	10,000	USD	129	03/21/12	(3)
State Street Bank & Trust Co.	JPY	10,000	USD	130	03/21/12	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	131	03/21/12	—
State Street Bank & Trust Co.	JPY	10,000	USD	128	03/21/12	(3)
State Street Bank & Trust Co.	JPY	20,000	USD	260	03/21/12	(3)
Westpac Banking Corp.	USD	374	HKD	2,908	03/21/12	1
Westpac Banking Corp.	USD	260	JPY	20,171	03/21/12	4

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(107)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	221

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$72,764	$—	$—	$72,764
Austria	1,735	—	—	1,735
Belgium	615	—	—	615
Bermuda	3,184	—	—	3,184
Brazil	40,032	—	—	40,032
Canada	90,675	—	—	90,675
Chile	4,247	—	—	4,247
China	31,894	—	—	31,894
Czech Republic	52	—	—	52
France	46,210	—	—	46,210
Germany	46,655	—	—	46,655
Hong Kong	41,397	—	—	41,397
India	2,953	—	—	2,953
Italy	34,158	—	—	34,158
Japan	18,550	—	—	18,550
Luxembourg	6,969	—	—	6,969
Marshall Islands	990	—	—	990
Mexico	9,340	—	—	9,340
Netherlands	11,390	—	—	11,390
New Zealand	6,683	—	—	6,683
Norway	716	—	—	716
Philippines	3,966	—	—	3,966
Portugal	1,238	—	—	1,238
Singapore	27,061	—	—	27,061
Spain	32,359	—	—	32,359
Switzerland	7,577	—	—	7,577
United Kingdom	52,550	—	—	52,550
United States	228,856	—	—	228,856
Preferred Stocks	547	—	—	547
Short-Term Investments	—	39,477	—	39,477
Other Securities	—	24,458	—	24,458

Total Investments	821,189	63,935	—	885,124

Other Financial Instruments
Futures Contracts	1,131	—	—	1,131
Foreign Currency Exchange Contracts	(18)	(89)	—	(107)

Total Other Financial Instruments*	$1,113	$(89)	$—	$1,024

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

222	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.7%
Australia - 9.0%
BGP Holdings PLC (Æ)(Þ)(ö)	4,619,419	—
CFS Retail Property Trust (Ñ)(ö)	5,453,076	9,929
Charter Hall Retail REIT (ö)	252,770	872
Commonwealth Property Office Fund (Ñ)(ö)	3,773,206	3,886
Dexus Property Group (ö)	13,710,331	12,954
FKP Property Group (Ñ)	3,662,657	2,469
Goodman Group (ö)	5,481,314	3,724
GPT Group (ö)	4,026,666	13,209
Investa Office Fund (ö)	9,029,628	6,087
Mirvac Group (ö)	5,304,353	6,955
Stockland (ö)	6,589,391	23,505
Westfield Group (ö)	4,581,437	41,343
Westfield Retail Trust (ö)	6,671,071	17,918

		142,851

Austria - 0.2%
Conwert Immobilien Invest SE (Ñ)	247,098	2,671

Brazil - 0.9%
Aliansce Shopping Centers SA	152,190	1,272
BR Malls Participacoes SA	368,297	4,020
BR Properties SA	556,583	6,068
Multiplan Empreendimentos Imobiliarios SA	99,550	2,279

		13,639

Canada - 4.4%
Boardwalk Real Estate Investment Trust (ö)	231,987	12,144
Brookfield Office Properties, Inc.	913,229	15,794
Canadian Real Estate Investment Trust (ö)	46,457	1,726
Chartwell Seniors Housing Real Estate Investment Trust Class Trust Unit (ö)	389,977	3,465
Dundee Real Estate Investment Trust (ö)	208,066	6,945
First Capital Realty, Inc. Class A (Ñ)	78,700	1,406
H&R Real Estate Investment Trust (ö)	166,750	3,875
Primaris Retail Real Estate Investment Trust Class Common Subscription Receipt (ö)	433,169	9,318
RioCan Real Estate Investment Trust Class Trust Unit (ö)	587,694	15,227

		69,900

Finland - 0.2%
Citycon OYJ	395,820	1,294
Sponda OYJ	560,691	2,398

		3,692

France - 3.4%
Fonciere Des Regions (ö)	9,520	629
Gecina SA (ö)	52,302	4,994
ICADE (ö)	7,079	576
Klepierre - GDR (ö)	151,459	4,548
Mercialys SA (ö)	48,416	1,681

	Principal Amount ($) or Shares	Market Value $
Societe Immobiliere de Location pourl’Industrie et le Commerce (Ñ)(ö)	26,148	2,653
Unibail-Rodamco SE (ö)	205,868	39,531

		54,612

Germany - 1.0%
Alstria Office REIT- AG (ö)	136,263	1,628
Deutsche Euroshop AG	18,123	618
Deutsche Wohnen AG	742,559	9,854
GSW Immobilien AG (Æ)	129,922	4,026

		16,126

Hong Kong - 13.1%
Agile Property Holdings, Ltd. (Ñ)	1,620,565	1,808
China Overseas Land & Investment, Ltd. (Ñ)	10,948,985	20,415
China Resources Land, Ltd. (Ñ)	7,944,016	14,033
Country Garden Holdings Co., Ltd. (Ñ)	12,625,797	5,421
Hang Lung Properties, Ltd. - ADR	4,953,745	17,023
Henderson Land Development Co., Ltd. (Ñ)	697,250	3,785
Hongkong Land Holdings, Ltd. (Ñ)	4,833,980	24,895
Hysan Development Co., Ltd.	1,668,693	6,563
Kerry Properties, Ltd.	1,916,373	7,351
Link REIT (The) (Ñ)(ö)	4,241,546	15,451
New World Development Co., Ltd.	1,829,128	2,005
Shimao Property Holdings, Ltd. (Ñ)	4,158,053	4,284
Sino Land Co., Ltd. (Ñ)	4,620,286	7,697
Soho China, Ltd. (Ñ)	1,549,500	1,017
Sun Hung Kai Properties, Ltd. (Ñ)	4,383,635	60,707
Wharf Holdings, Ltd.	1,983,424	11,279
Wheelock & Co., Ltd.	1,023,760	3,267

		207,001

India - 0.1%
Phoenix Mills, Ltd.	340,094	1,249

Italy - 0.1%
Beni Stabili SpA (ö)	2,605,251	1,290

Japan - 7.5%
Advance Residence Investment Corp. Class A (ö)	1,282	2,313
Aeon Mall Co., Ltd.	158,570	3,508
Japan Prime Realty Investment Corp. Class A (Ñ)(ö)	778	1,857
Japan Real Estate Investment Corp. Class A (Ñ)(ö)	278	2,433
Japan Retail Fund Investment Corp. Class A (Ñ)(ö)	1,376	1,995
Mitsubishi Estate Co., Ltd.	2,003,743	31,994
Mitsui Fudosan Co., Ltd.	2,015,552	33,134
Mori Hills Reit Investment C Class A (ö)	175	579
Nippon Accommodations Fund, Inc. Class A (ö)	412	2,713
Nippon Building Fund, Inc. Class A (Ñ)(ö)	1,520	13,640
Nomura Real Estate Holdings, Inc.	240,900	3,739

Russell Global Real Estate Securities Fund	223

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nomura Real Estate Office Fund, Inc. Class A (ö)	355	1,898
Sumitomo Realty & Development Co., Ltd.	533,260	10,131
Tokyu Land Corp.	460,000	1,913
United Urban Investment Corp. Class A (Ñ)(ö)	5,792	6,307

		118,154

Netherlands - 0.6%
Corio NV (ö)	158,373	7,368
Eurocommercial Properties NV (ö)	58,468	2,023
Vastned Retail NV (ö)	16,307	726

		10,117

Norway - 0.1%
Norwegian Property ASA	1,528,982	2,202

Philippines - 0.4%
SM Prime Holdings, Inc.	16,452,518	6,292

Singapore - 3.7%
Ascendas Real Estate Investment Trust (Æ)(Ñ)(ö)	1,296,000	1,922
CapitaCommercial Trust (Æ)(Ñ)(ö)	5,961,000	5,094
CapitaLand, Ltd.	5,307,380	11,097
CapitaMall Trust Class A (Ñ)(ö)	8,503,425	11,560
CapitaMalls Asia, Ltd. (Ñ)	1,397,000	1,472
City Developments, Ltd. (Ñ)	276,000	2,164
Global Logistic Properties, Ltd. (Æ)(Ñ)	7,359,427	11,643
Keppel Land, Ltd. (Ñ)	944,654	2,140
Mapletree Industrial Trust (Ñ)(ö)	4,006,057	3,567
Overseas Union Enterprise, Ltd. (Ñ)	464,447	827
Perennial China Retail Trust (Æ)(Ñ)	7,197,370	2,918
Suntec Real Estate Investment Trust (Ñ)(ö)	4,383,670	3,921

		58,325

Sweden - 1.1%
Castellum AB	501,202	6,373
Fabege AB	692,343	6,046
Hufvudstaden AB Class A	247,266	2,601
Wihlborgs Fastigheter AB	194,473	2,659

		17,679

Switzerland - 0.7%
PSP Swiss Property AG (Æ)	88,532	7,391
Swiss Prime Site AG Class A (Æ)	50,318	3,821

		11,212

United Kingdom - 5.0%
Big Yellow Group PLC (ö)	352,331	1,553
British Land Co. PLC (ö)	2,610,221	20,097
Capital & Counties Properties PLC	397,521	1,190
Capital Shopping Centres Group PLC Class H (ö)	320,631	1,633
Derwent London PLC (ö)	382,012	10,071
Great Portland Estates PLC (ö)	669,612	3,802

	Principal Amount ($) or Shares	Market Value $
Hammerson PLC (ö)	2,750,048	16,342
Land Securities Group PLC (ö)	1,545,522	16,427
Metric Property Investments PLC (ö)	605,470	782
Segro PLC (ö)	779,542	2,700
Shaftesbury PLC (ö)	367,895	2,902
Unite Group PLC	858,138	2,407

		79,906

United States - 46.2%
Acadia Realty Trust (ö)	115,452	2,427
Alexandria Real Estate Equities, Inc. (ö)	249,756	18,085
American Assets Trust, Inc. (ö)	216,881	4,802
American Campus Communities, Inc. (ö)	119,050	5,095
Apartment Investment & Management Co. Class A (ö)	233,875	5,744
AvalonBay Communities, Inc. (ö)	209,461	28,489
BioMed Realty Trust, Inc. (ö)	417,541	7,754
Boston Properties, Inc. (ö)	278,222	28,949
BRE Properties, Inc. Class A (ö)	173,885	9,011
Brookdale Senior Living, Inc. Class A (Æ)	56,123	988
Camden Property Trust (ö)	122,237	7,884
Campus Crest Communities, Inc. (ö)	45,730	489
CBL & Associates Properties, Inc. (ö)	229,886	3,993
Colonial Properties Trust (ö)	123,894	2,649
Coresite Realty Corp. (ö)	52,100	1,045
CubeSmart (ö)	369,680	4,207
DCT Industrial Trust, Inc. (ö)	1,177,117	6,498
DDR Corp. (ö)	616,699	8,547
DiamondRock Hospitality Co. (ö)	292,319	3,081
Digital Realty Trust, Inc. (Ñ)(ö)	167,438	11,865
Douglas Emmett, Inc. (ö)	251,472	5,258
Duke Realty Corp. (ö)	423,546	5,671
DuPont Fabros Technology, Inc. (Ñ)(ö)	329,616	8,405
Education Realty Trust, Inc. Classonvertible model bit (ö)	356,759	3,817
Entertainment Properties Trust (ö)	83,700	3,722
Equity Lifestyle Properties, Inc. Classonvertible model bit (ö)	130,259	9,136
Equity Residential (ö)	681,215	40,566
Essex Property Trust, Inc. (ö)	73,358	10,564
Extra Space Storage, Inc. (ö)	404,635	10,650
Federal Realty Investment Trust (ö)	155,814	14,718
First Industrial Realty Trust, Inc. (Æ)(ö)	265,996	3,054
First Potomac Realty Trust (ö)	218,500	3,251
Forest City Enterprises, Inc. Class A (Æ)	148,900	1,955
General Growth Properties, Inc. (ö)	797,692	12,588
HCP, Inc. (ö)	847,191	35,608
Health Care REIT, Inc. (Ñ)(ö)	207,436	11,867
Healthcare Realty Trust, Inc. (ö)	128,100	2,699
Hersha Hospitality Trust Class A (ö)	625,051	3,394
Highwoods Properties, Inc. (ö)	98,097	3,246
Host Hotels & Resorts, Inc. (ö)	1,814,997	29,802
Hyatt Hotels Corp. Class A (Æ)	145,528	6,202
Kilroy Realty Corp. (ö)	415,772	17,309
Kimco Realty Corp. (ö)	357,433	6,523
Kite Realty Group Trust (ö)	120,200	601
Liberty Property Trust (Ñ)(ö)	268,556	8,940

224	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Macerich Co. (The) (ö)	261,732		14,212
Mid-America Apartment Communities, Inc. (ö)	57,554		3,679
National Retail Properties, Inc. (ö)	207,033		5,592
Omega Healthcare Investors, Inc. (Ñ)(ö)	211,700		4,412
Orient-Express Hotels, Ltd. Class A (Æ)	147,906		1,251
Pebblebrook Hotel Trust (ö)	173,301		3,844
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	244,600		4,530
Post Properties, Inc. (ö)	214		10
ProLogis, Inc. (ö)	1,004,707		31,859
Public Storage (ö)	238,802		33,160
Regency Centers Corp. (ö)	275,022		11,364
Retail Opportunity Investments Corp. (Ñ)(ö)	387,259		4,593
RLJ Lodging Trust (ö)	119,800		2,137
Rouse Properties, Inc. (Æ)	17,385		215
Simon Property Group, Inc. (ö)	621,899		84,491
SL Green Realty Corp. (ö)	140,277		10,314
Sovran Self Storage, Inc. (ö)	60,802		2,827
Starwood Hotels & Resorts Worldwide, Inc. (ö)	145,687		7,902
Sunstone Hotel Investors, Inc. (Æ)(ö)	158,500		1,473
Taubman Centers, Inc. (ö)	99,669		6,681
UDR, Inc. (ö)	212,750		5,536
Ventas, Inc. (ö)	699,499		40,788
Vornado Realty Trust (ö)	311,500		25,194
Weingarten Realty Investors (ö)	177,952		4,319

			731,531

Total Common Stocks (cost $1,310,350)			1,548,449

Short-Term Investments - 1.6%
United States - 1.6%
Russell U.S. Cash Management Fund	25,861,765	(¥)	25,862

Total Short-Term Investments (cost $25,862)			25,862

Other Securities - 6.9%
Russell Investment Company Liquidating Trust (×)	3,610,574	(¥)	3,671
Russell U.S. Cash Collateral Fund (×)	105,141,633	(¥)	105,142

Total Other Securities (cost $108,752)			108,813

Total Investments - 106.2% (identified cost $1,444,964)			1,683,124

Other Assets and Liabilities, Net - (6.2%)			(98,287)

Net Assets - 100.0%			1,584,837

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	225

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	23	AUD	2,430	03/12	49
FTSE EPRA Europe Index Futures (UK)	250	EUR	3,173	03/12	257
HANG SENG Index Futures (Hong Kong)	27	HKD	27,482	02/12	13
S&P Midcap 400 E-Mini Index Futures (CME)	30	USD	2,805	03/12	74
S&P TSE 60 Index Futures (Canada)	12	CAD	1,699	03/12	31
SGX MSCI Index Futures (Singapore)	22	SGD	1,466	02/12	5
TOPIX Index Futures (Japan)	26	JPY	196,690	03/12	61

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					490

See accompanying notes which are an integral part of this quarterly report.

226	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	718	AUD	708	03/21/12	29
Barclays Bank PLC	USD	475	CAD	480	03/21/12	4
Barclays Bank PLC	USD	1,401	EUR	1,046	03/21/12	(33)
Barclays Bank PLC	USD	1,109	HKD	8,613	03/21/12	2
Barclays Bank PLC	USD	853	JPY	66,075	03/21/12	15
Barclays Bank PLC	USD	2,345	SGD	3,015	03/21/12	52
Brown Brothers Harriman & Co.	USD	185	CAD	185	02/01/12	—
Brown Brothers Harriman & Co.	USD	669	EUR	500	03/21/12	(15)
Brown Brothers Harriman & Co.	AUD	400	USD	410	03/21/12	(12)
Brown Brothers Harriman & Co.	CAD	400	USD	392	03/21/12	(7)
Brown Brothers Harriman & Co.	EUR	600	USD	767	03/21/12	(18)
Brown Brothers Harriman & Co.	HKD	6,500	USD	837	03/21/12	(1)
Brown Brothers Harriman & Co.	JPY	45,000	USD	586	03/21/12	(4)
Brown Brothers Harriman & Co.	SGD	300	USD	233	03/21/12	(6)
Commonwealth Bank of Australia	USD	718	AUD	708	03/21/12	29
Commonwealth Bank of Australia	USD	1,401	EUR	1,046	03/21/12	(33)
Commonwealth Bank of Australia	USD	853	JPY	66,075	03/21/12	15
Credit Suisse First Boston	USD	718	AUD	708	03/21/12	29
Credit Suisse First Boston	USD	474	CAD	480	03/21/12	4
Credit Suisse First Boston	USD	1,401	EUR	1,046	03/21/12	(33)
Deutsche Bank AG	USD	718	AUD	708	03/21/12	29
Deutsche Bank AG	USD	1,401	EUR	1,046	03/21/12	(33)
Deutsche Bank AG	USD	1,109	HKD	8,613	03/21/12	2
HSBC Bank PLC	USD	718	AUD	708	03/21/12	29
HSBC Bank PLC	USD	474	CAD	480	03/21/12	4
HSBC Bank PLC	USD	1,401	EUR	1,046	03/21/12	(33)
HSBC Bank PLC	USD	1,109	HKD	8,613	03/21/12	2
HSBC Bank PLC	USD	852	JPY	66,075	03/21/12	15
HSBC Bank PLC	HKD	4,000	USD	515	03/21/12	(1)
JPMorgan Chase Bank	USD	718	AUD	708	03/21/12	29
JPMorgan Chase Bank	USD	475	CAD	480	03/21/12	4
JPMorgan Chase Bank	USD	1,401	EUR	1,046	03/21/12	(33)
JPMorgan Chase Bank	USD	1,109	HKD	8,613	03/21/12	2
JPMorgan Chase Bank	USD	853	JPY	66,075	03/21/12	15
Mellon Bank	AUD	1,600	USD	1,646	03/21/12	(44)
Mellon Bank	CAD	1,200	USD	1,185	03/21/12	(11)
Mellon Bank	HKD	24,000	USD	3,090	03/21/12	(4)
Mellon Bank	JPY	175,000	USD	2,285	03/21/12	(12)
Mellon Bank	SGD	1,300	USD	1,013	03/21/12	(21)
Royal Bank of Canada	USD	475	CAD	480	03/21/12	3
Royal Bank of Canada	USD	1,109	HKD	8,613	03/21/12	2
Royal Bank of Canada	USD	853	JPY	66,075	03/21/12	15
State Street Bank & Trust Co.	USD	58	AUD	55	02/01/12	—
State Street Bank & Trust Co.	USD	477	AUD	447	02/01/12	(1)
State Street Bank & Trust Co.	USD	78	AUD	74	02/02/12	—
State Street Bank & Trust Co.	USD	124	AUD	117	02/02/12	1
State Street Bank & Trust Co.	USD	307	AUD	300	03/21/12	10
State Street Bank & Trust Co.	USD	865	AUD	850	03/21/12	33
State Street Bank & Trust Co.	USD	25	BRL	43	02/01/12	—
State Street Bank & Trust Co.	USD	195	CAD	200	03/21/12	4
State Street Bank & Trust Co.	USD	474	CAD	480	03/21/12	4
State Street Bank & Trust Co.	USD	784	CAD	800	03/21/12	13
State Street Bank & Trust Co.	USD	3	EUR	2	02/01/12	—
State Street Bank & Trust Co.	USD	7	EUR	5	02/01/12	—
State Street Bank & Trust Co.	USD	21	EUR	16	02/01/12	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	227

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	49	EUR	37	02/01/12	—
State Street Bank & Trust Co.	USD	609	EUR	461	02/01/12	(6)
State Street Bank & Trust Co.	USD	50	EUR	38	02/02/12	—
State Street Bank & Trust Co.	USD	190	EUR	145	02/02/12	(1)
State Street Bank & Trust Co.	USD	202	EUR	154	02/02/12	(1)
State Street Bank & Trust Co.	USD	381	EUR	300	03/21/12	12
State Street Bank & Trust Co.	USD	1,919	EUR	1,500	03/21/12	43
State Street Bank & Trust Co.	USD	133	GBP	84	02/01/12	—
State Street Bank & Trust Co.	USD	225	GBP	143	02/01/12	1
State Street Bank & Trust Co.	USD	142	GBP	91	02/02/12	1
State Street Bank & Trust Co.	USD	132	GBP	84	02/03/12	—
State Street Bank & Trust Co.	USD	131	HKD	1,020	02/01/12	—
State Street Bank & Trust Co.	USD	256	HKD	1,989	02/01/12	—
State Street Bank & Trust Co.	USD	23	HKD	177	02/02/12	—
State Street Bank & Trust Co.	USD	74	HKD	572	02/02/12	—
State Street Bank & Trust Co.	USD	170	HKD	1,317	02/02/12	—
State Street Bank & Trust Co.	USD	205	HKD	1,588	02/02/12	—
State Street Bank & Trust Co.	USD	515	HKD	4,000	03/21/12	1
State Street Bank & Trust Co.	USD	1,545	HKD	12,000	03/21/12	2
State Street Bank & Trust Co.	USD	188	JPY	14,459	02/01/12	1
State Street Bank & Trust Co.	USD	260	JPY	20,000	03/21/12	2
State Street Bank & Trust Co.	USD	921	JPY	71,000	03/21/12	11
State Street Bank & Trust Co.	USD	71	SGD	89	02/02/12	—
State Street Bank & Trust Co.	USD	80	SGD	101	02/02/12	—
State Street Bank & Trust Co.	USD	12	SGD	16	02/03/12	—
State Street Bank & Trust Co.	USD	124	SGD	155	02/03/12	—
State Street Bank & Trust Co.	USD	116	SGD	150	03/21/12	3
State Street Bank & Trust Co.	USD	387	SGD	500	03/21/12	10
State Street Bank & Trust Co.	AUD	3,474	USD	3,700	02/01/12	12
State Street Bank & Trust Co.	AUD	100	USD	106	03/21/12	—
State Street Bank & Trust Co.	AUD	200	USD	211	03/21/12	—
State Street Bank & Trust Co.	AUD	200	USD	208	03/21/12	(3)
State Street Bank & Trust Co.	AUD	200	USD	204	03/21/12	(7)
State Street Bank & Trust Co.	AUD	250	USD	256	03/21/12	(8)
State Street Bank & Trust Co.	AUD	300	USD	309	03/21/12	(8)
State Street Bank & Trust Co.	CAD	100	USD	100	03/21/12	—
State Street Bank & Trust Co.	CAD	200	USD	197	03/21/12	(2)
State Street Bank & Trust Co.	CAD	200	USD	197	03/21/12	(3)
State Street Bank & Trust Co.	CAD	200	USD	196	03/21/12	(3)
State Street Bank & Trust Co.	CHF	69	USD	75	02/01/12	1
State Street Bank & Trust Co.	CHF	75	USD	82	02/01/12	1
State Street Bank & Trust Co.	CHF	186	USD	202	02/02/12	—
State Street Bank & Trust Co.	EUR	16	SEK	147	02/01/12	—
State Street Bank & Trust Co.	EUR	1	USD	1	02/01/12	—
State Street Bank & Trust Co.	EUR	5	USD	6	02/01/12	—
State Street Bank & Trust Co.	EUR	20	USD	27	02/01/12	—
State Street Bank & Trust Co.	EUR	195	USD	258	02/01/12	2
State Street Bank & Trust Co.	EUR	606	USD	800	02/01/12	8
State Street Bank & Trust Co.	EUR	18	USD	23	02/02/12	—
State Street Bank & Trust Co.	EUR	293	USD	384	02/02/12	1
State Street Bank & Trust Co.	EUR	1	USD	1	02/03/12	—
State Street Bank & Trust Co.	EUR	13	USD	18	02/03/12	—
State Street Bank & Trust Co.	EUR	355	USD	464	02/03/12	—
State Street Bank & Trust Co.	EUR	100	USD	127	03/21/12	(4)
State Street Bank & Trust Co.	EUR	100	USD	130	03/21/12	(1)

See accompanying notes which are an integral part of this quarterly report.

228	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	EUR	100	USD	132	03/21/12	1
State Street Bank & Trust Co.	EUR	200	USD	260	03/21/12	(2)
State Street Bank & Trust Co.	EUR	200	USD	257	03/21/12	(4)
State Street Bank & Trust Co.	EUR	200	USD	262	03/21/12	—
State Street Bank & Trust Co.	EUR	200	USD	261	03/21/12	(1)
State Street Bank & Trust Co.	EUR	300	USD	381	03/21/12	(12)
State Street Bank & Trust Co.	EUR	350	USD	446	03/21/12	(12)
State Street Bank & Trust Co.	EUR	3,000	USD	3,916	03/21/12	(8)
State Street Bank & Trust Co.	GBP	41	EUR	49	02/02/12	—
State Street Bank & Trust Co.	HKD	1,997	AUD	243	02/01/12	1
State Street Bank & Trust Co.	HKD	766	USD	99	02/01/12	—
State Street Bank & Trust Co.	HKD	1,713	USD	221	02/01/12	—
State Street Bank & Trust Co.	HKD	1,845	USD	238	02/01/12	—
State Street Bank & Trust Co.	HKD	2,215	USD	286	02/01/12	—
State Street Bank & Trust Co.	HKD	626	USD	81	02/02/12	—
State Street Bank & Trust Co.	HKD	3,491	USD	450	02/02/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	03/21/12	—
State Street Bank & Trust Co.	HKD	700	USD	90	03/21/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/21/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/21/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/21/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/21/12	—
State Street Bank & Trust Co.	HKD	2,500	USD	322	03/21/12	—
State Street Bank & Trust Co.	JPY	54,972	AUD	673	02/01/12	(7)
State Street Bank & Trust Co.	JPY	13,706	USD	179	02/01/12	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	128	03/21/12	(3)
State Street Bank & Trust Co.	JPY	15,000	USD	195	03/21/12	(2)
State Street Bank & Trust Co.	JPY	20,000	USD	261	03/21/12	(2)
State Street Bank & Trust Co.	JPY	20,000	USD	261	03/21/12	(2)
State Street Bank & Trust Co.	JPY	20,000	USD	263	03/21/12	—
State Street Bank & Trust Co.	SEK	776	EUR	88	02/02/12	1
State Street Bank & Trust Co.	SGD	310	AUD	232	02/01/12	—
State Street Bank & Trust Co.	SGD	87	AUD	65	02/02/12	—
State Street Bank & Trust Co.	SGD	94	AUD	70	02/03/12	—
State Street Bank & Trust Co.	SGD	80	USD	64	02/02/12	—
State Street Bank & Trust Co.	SGD	88	USD	70	02/02/12	—
State Street Bank & Trust Co.	SGD	13	USD	10	02/03/12	—
State Street Bank & Trust Co.	SGD	156	USD	125	02/03/12	—
State Street Bank & Trust Co.	SGD	100	USD	77	03/21/12	(2)
State Street Bank & Trust Co.	SGD	150	USD	117	03/21/12	(3)
State Street Bank & Trust Co.	SGD	150	USD	116	03/21/12	(3)
State Street Bank & Trust Co.	SGD	150	USD	119	03/21/12	—
State Street Bank & Trust Co.	SGD	200	USD	157	03/21/12	(2)
UBS AG	USD	11	AUD	11	02/01/12	1
UBS AG	USD	1	CAD	1	02/01/12	—
UBS AG	USD	6	JPY	501	02/01/12	—
UBS AG	EUR	10	USD	13	02/01/12	—
UBS AG	HKD	131	USD	17	02/01/12	—
UBS AG	SGD	10	USD	8	02/01/12	—
Westpac Banking Corp.	USD	1,109	HKD	8,613	03/21/12	2
Westpac Banking Corp.	USD	852	JPY	66,075	03/21/12	15

Total Unrealized Appreciation (Depreciation) Open Foreign Currency Exchange Contracts						60

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	229

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2012 (Unaudited)

Amounts in thousands

Index Swap Contracts
Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Market Value $

iShares Dow Jones US Real Estate Index Fund	Bank of America	USD	11,206	3 Month LIBOR minus 0.610%	09/04/12	663

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) -$- (å)						663

See accompanying notes which are an integral part of this quarterly report.

230	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$142,851	$—	$—	$142,851
Austria	2,671	—	—	2,671
Brazil	13,639	—	—	13,639
Canada	68,551	—	1,349	69,900
Finland	3,692	—	—	3,692
France	54,612	—	—	54,612
Germany	16,126	—	—	16,126
Hong Kong	207,001	—	—	207,001
India	1,249	—	—	1,249
Italy	1,290	—	—	1,290
Japan	118,154	—	—	118,154
Netherlands	10,117	—	—	10,117
Norway	2,202	—	—	2,202
Philippines	6,292	—	—	6,292
Singapore	58,325	—	—	58,325
Sweden	17,679	—	—	17,679
Switzerland	11,212	—	—	11,212
United Kingdom	79,906	—	—	79,906
United States	731,531	—	—	731,531
Short-Term Investments	—	25,862	—	25,862
Other Securities	—	108,813	—	108,813

Total Investments	1,547,100	134,675	1,349	1,683,124

Other Financial Instruments
Futures Contracts	490	—	—	490
Foreign Currency Exchange Contracts	13	47	—	60
Index Swap Contracts	—	663	—	663

Total Other Financial Instruments*	$503	$710	$—	$1,213

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant observable inputs (Level 3) used in determining a value for the period ending January 31, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	231

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Domestic Commercial Paper - 3.0%
Straight-A Funding, LLC	4,000	Zero coupon	03/01/12	3,999
Straight-A Funding, LLC	1,500	Zero coupon	04/05/12	1,500

Total Domestic Commercial Paper (amortized cost $5,499)				5,499

United States Government Agencies - 56.1%
AID to INH Portugal Guaranteed Notes, weekly demand (Å)(Ê)	3,750	0.894	12/01/17	3,769
Fannie Mae	2,880	5.000	02/16/12	2,886
Federal Farm Credit Bank	2,300	0.950	03/05/12	2,302
Federal Home Loan Bank Discount Notes	7,500	Zero coupon	02/01/12	7,500
Federal Home Loan Bank Discount Notes	7,442	Zero coupon	02/03/12	7,442
Federal Home Loan Bank Discount Notes	15,000	Zero coupon	02/10/12	15,000
Federal Home Loan Bank Discount Notes	18,837	Zero coupon	02/15/12	18,837
Federal Home Loan Bank Discount Notes	2,000	Zero coupon	02/16/12	2,000
Federal Home Loan Bank Discount Notes	14,000	Zero coupon	02/22/12	14,000
Federal Home Loan Bank Discount Notes	3,705	0.120	02/27/12	3,705
Federal National Mortgage Association Discount Notes	5,000	Zero coupon	04/27/12	4,999
Freddie Mac Discount Notes	2,747	Zero coupon	02/01/12	2,747
Freddie Mac Discount Notes	2,000	Zero coupon	02/07/12	2,000
Freddie Mac Discount Notes	10,000	Zero coupon	03/05/12	9,999
Freddie Mac Discount Notes	5,000	Zero coupon	03/06/12	5,000

Total United States Government Agencies (amortized cost $102,186)				102,186

United States Treasury - 46.4%
United States Treasury Bills	22,860	Zero coupon	02/02/12	22,860
United States Treasury Bills	25,500	Zero coupon	02/09/12	25,500
United States Treasury Bills	22,000	Zero coupon	02/23/12	21,999
United States Treasury Notes	12,000	0.875	02/29/12	12,008
United States Treasury Notes	2,000	0.375	10/31/12	2,004

Total United States Treasury (amortized cost $84,371)				84,371

Total Investments - 105.5% (cost $192,056) (†)				192,056

Other Assets and Liabilities, Net - (5.5%)				(10,093)

Net Assets - 100.0%				181,963

See accompanying notes which are an integral part of this quarterly report.

232	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — January 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$5,499	$—	$5,499
United States Government Agencies	—	102,186	—	102,186
United States Treasury	—	84,371	—	84,371

Total Investments	$—	$192,056	$—	$192,056

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	233

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — January 31, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units
(å)	Currency balances were held in connection with futures, options written, foreign currency exchange, or swap contracts entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

NZD - New Zealand Dollar

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

234	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedules of Investments, continued — January 31, 2012 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	235

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 36 different investment portfolios referred to as Funds. These financial statements report on 19 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell Money Market Fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their

236	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value.

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the

Notes to Quarterly Report	237

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are

238	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, and Russell Money Market Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended January 31, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, exposing cash reserves to markets and trade settlement
Russell Global Equity Fund	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash reserves to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities Fund	Trade settlement

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

As of January 31, 2012, the Funds had cash collateral balances in connection with forward contracts purchased (sold) as follows:

	Cash Collateral for Forwards	Due to Broker

Russell Strategic Bond Fund	$—	$235,000

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Notes to Quarterly Report	239

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended January 31, 2012, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ period end options contracts, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash reserves to markets
Russell U.S. Quantitative Equity Fund	Exposing cash reserves to markets
Russell U.S. Growth Fund	Exposing cash reserves to markets
Russell U.S. Value Fund	Exposing cash reserves to markets
Russell U.S. Small Cap Equity Fund	Exposing cash reserves to markets
Russell International Developed Markets Fund	Return enhancement and exposing cash reserves to markets
Russell Global Equity Fund	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

240	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

As of January 31, 2012, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$19,000,000	$—
Russell U.S. Quantitative Equity Fund	7,000,000	—
Russell U.S. Growth Fund	270,000	—
Russell U.S. Value Fund	385,000	—
Russell U.S. Small Cap Equity Fund	3,550,000	—
Russell International Developed Markets Fund	51,949,862	3,012,881
Russell Global Equity Fund	11,100,000	—
Russell Emerging Markets Fund	4,300,000	—
Russell Tax-Managed U.S. Large Cap Fund	1,005,000	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,005,000	—
Russell Strategic Bond Fund	1,990,000	—
Russell Investment Grade Bond Fund	1,047,800	—
Russell Short Duration Bond Fund	99,000	—
Russell Global Infrastructure Fund	3,700,000	—
Russell Global Real Estate Securities Fund	1,800,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, commodity-linked (Russell Commodity Strategies Fund only), index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Notes to Quarterly Report	241

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of January 31, 2012, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell Emerging Markets Fund	$8,000,000	$—
Russell Global Opportunistic Credit Fund	1,413,000	1,188,000
Russell Strategic Bond Fund	4,966,779	11,386,364
Russell Investment Grade Bond Fund	1,411,000	1,179,000
Russell Short Duration Bond Fund	—	1,445,000
Russell Commodity Strategies Fund	22,635,290	—
Russell Global Real Estate Securities Fund	3,175,000	3,635,000

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

242	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2012 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a fixed income fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended January 31, 2012, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of

Notes to Quarterly Report	243

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended January 31, 2012, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2012, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement
Russell Commodity Strategies Fund	Return enhancement and gain exposure to the commodity futures markets

The Funds’ period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2012.

Commodity-Linked Derivatives

The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. For the period ended January 31, 2012, the Russell Commodity Strategies Fund entered into commodity-linked swaps primarily for exposure to the commodities markets.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle

244	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2012, the Funds had no unfunded loan commitments.

Participation Notes

Certain Funds may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit Fund may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the

Notes to Quarterly Report	245

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2012, $637,366,530 was held as collateral.

Investments in Emerging Markets

Emerging Markets Securities

Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A-paper (“Alt-A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

246	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in

Notes to Quarterly Report	247

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of January 31, 2012, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker

Russell Strategic Bond Fund	$1,300,000
Russell Short Duration Bond Fund	840,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

248	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers entities have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in the realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers entities’ securities.

On November 4, 2011, creditors of Lehman Brothers Holdings Inc. and its affiliated chapter 11 debtors (collectively, “Lehman Brothers”) voted to accept the Third Amended Joint Chapter 11 Plan of Lehman Brothers dated August 31, 2011 (the “Plan”). The Bankruptcy Court confirmed the Plan on December 6, 2011. Creditors of Lehman Brothers expect to receive preliminary distributions in the first quarter of 2012. Pursuant to the Plan, there will be an initial distribution of “Available Cash” with semiannual distributions on each March 30th and September 30th thereafter. Reserved amounts that become available (through claims being disallowed or reduced, litigation being resolved, or distributions not being collected) will be included as Available Cash for the subsequent semi-annual distributions. Distributions will be made only to claimants holding “Allowed Claims” as of the relevant distribution date. The date for final distributions to creditors of Lehman Brothers is unknown.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 5, 2010 and is currently a wholly-owned subsidiary of the Russell Commodity Strategy Fund (the “Fund”), both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2012, net assets of the Fund were $1,226,049,327 of which $258,765,543, or approximately 21%, represented the Fund’s ownership of the shares of the Subsidiary.

The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of both the Russell Commodity Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2012 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2011	210	$5,837,130	413	$1,842,652	80	$1,118,943
Opened	7	1,119,127	55	254,861	3	28,135
Closed	(1)	(40,999)	(161)	(78,805)	(1)	(4,713)
Expired	(20)	(528,424)	(227)	(195,949)	(12)	(160,811)

Outstanding January 31, 2012	196	$6,386,834	80	$1,822,759	70	$981,554

Notes to Quarterly Report	249

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIC Liquidating Trust, an unregistered fund managed by State Street.

As of January 31, 2012, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$12,028	Pool of U.S. Government Securities
Russell U.S. Value Fund	87,926	Pool of U.S. Government Securities
Russell U.S. Small Cap Equity Fund	1,613,776	Pool of U.S. Government Securities
Russell International Developed Markets Fund	14,345,020	Pool of U.S. Government Securities
Russell Global Equity Fund	12,761,493	Pool of U.S. Government Securities
Russell Emerging Markets Fund	11,424,010	Pool of U.S. Government Securities
Russell Tax-Managed U.S. Large Cap Fund	13,349	Pool of U.S. Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	166,429	Pool of U.S. Government Securities
Russell Global Infrastructure Fund	5,886,292	Pool of U.S. Government Securities
Russell Global Real Estate Securities Fund	391,080	Pool of U.S. Government Securities

5.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of January 31, 2012, the Funds have invested $2,370,411,370 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $864,546,423 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

250	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

6.	Federal Income Taxes

At January 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small Cap Equity Fund

Cost of Investments	$3,373,421,281	$2,794,966,132	$54,953,740	$84,466,951	$1,440,875,532

Unrealized Appreciation	$454,186,877	$397,172,696	$10,985,791	$8,381,303	$170,627,109
Unrealized Depreciation	(61,125,049)	(62,190,088)	(872,239)	(2,052,232)	(36,631,013)

Net Unrealized Appreciation (Depreciation)	$393,061,828	$334,982,608	$10,113,552	$6,329,071	$133,996,096

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Cost of Investments	$4,787,617,529	$2,685,975,117	$1,808,046,188	$379,152,721	$132,930,352

Unrealized Appreciation	$155,166,247	$264,483,686	$257,086,177	$99,915,495	$40,516,267
Unrealized Depreciation	(98,702,796)	(122,139,127)	(74,434,885)	(8,847,631)	(3,412,288)

Net Unrealized Appreciation (Depreciation)	$56,463,451	$142,344,559	$182,651,292	$91,067,864	$37,103,979

	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund
Cost of Investments	$797,831,777	$8,483,709,938	$2,004,221,104	$1,262,856,161	$597,297,416

Unrealized Appreciation	$17,803,639	$218,055,431	$57,582,867	$39,960,471	$41,843,365
Unrealized Depreciation	(27,025,412)	(177,054,722)	(30,111,745)	(56,685,938)	(395,495)

Net Unrealized Appreciation (Depreciation)	$(9,221,773)	$41,000,709	$27,471,122	$(16,725,467)	$41,447,870

	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$1,231,394,368	$868,870,470	$1,524,413,437

Unrealized Appreciation	$429,759	$35,689,334	$200,796,467
Unrealized Depreciation	(31,592,655)	(19,435,580)	(42,085,701)

Net Unrealized Appreciation (Depreciation)	$(31,162,896)	$16,253,754	$158,710,766

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. The Russell Money Market Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Quarterly Report	251

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Global Equity Fund - 0.1%
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	05/28/10	373,800	4.66	1,743	2,182

Russell Emerging Markets Fund - 0.2%
Magnit OJSC	05/16/06	30,428	30.13	917	3,311

Russell Global Opportunistic Credit Fund - 2.3%
ARS Intermediate Holdings LLC	05/03/11	2,143,062	98.57	2,112	2,126
Charger Merger Corp.	01/13/12	560,000	100.00	560	582
Citigroup Funding, Inc.	01/09/12	200,000	543.56	1,087	1,143
Equinox Holdings, Inc.	01/09/12	3,040,000	104.80	3,186	3,177
Grupo Aval, Ltd.	01/25/12	200,000	99.46	199	202
Hutchison Whampoa International 11, Ltd.	01/10/12	400,000	98.94	396	402
IPIC GMTN, Ltd.	01/05/12	200,000	103.75	207	206
Korea Gas Corp.	01/12/12	249,000	98.06	244	262
Level 3 Financing, Inc.	01/10/12	450,000	100.04	450	461
New Star Metals, Inc.	05/31/11	6,750,000	100.00	6,750	6,750
Prestige Brands, Inc.	01/24/12	1,365,000	103.68	1,415	1,416
Summit Materials LLC / Summit Materials Finance Corp.	01/23/12	1,285,000	100.00	1,285	1,307
Volcan Cia Minera SAA	01/26/12	200,000	100.00	200	202

					18,236

Russell Strategic Bond Fund - 1.1%
Adam Aircraft Industries, Inc. Term Loan	05/22/07	760,489	96.83	736	7
Aristotle Holding, Inc.	01/06/12	1,750,000	102.74	1,798	1,800
Banco do Estado do Rio Grande do Sul	01/26/12	230,000	99.13	228	236
Bank of Montreal	01/23/12	6,800,000	99.83	6,788	6,911
Chatham Light CLO, Ltd.	11/25/09	3,177,195	92.05	2,925	3,067
CIT Mortgage Loan Trust	10/05/07	590,945	100.00	591	586
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,587
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,663
DG Funding Trust	11/05/03	479	10,585.30	5,070	3,594
Educational Services of America, Inc.	02/23/10	2,951,342	100.00	2,951	2,897
Freddie Mac REMICS	05/29/07	614	94.14	—	1
Freddie Mac Strips	12/02/09	11,570,854	7.92	917	898
FUEL Trust	06/14/11	6,530,000	100.00	6,530	6,650
Grupo Bimbo SAB de CV	01/18/12	3,550,000	99.19	3,521	3,623
Hutchison Whampoa International 11, Ltd.	01/19/12	7,645,000	99.06	7,573	7,688
Korea Gas Corp.	01/12/12	1,400,000	98.06	1,373	1,470
MMCA Automobile Trust	01/11/12	10,790,000	100.00	10,790	10,789
Pernod-Ricard SA	01/05/12	2,880,000	98.64	2,841	3,028
Pernod-Ricard SA	01/05/12	13,050,000	99.83	13,028	13,285
Petroleos Mexicanos	01/17/12	980,000	99.12	971	1,011
SABMiller Holdings, Inc.	01/10/12	5,950,000	99.52	5,922	6,194
SABMiller Holdings, Inc.	01/10/12	3,400,000	99.81	3,393	3,473
Volcan Cia Minera SAA	01/26/12	1,900,000	100.00	1,900	1,915

					82,373

Russell Investment Grade Bond Fund - 0.5%
CoBank ACB	03/23/11	70,000	55.20	3,864	3,611
DG Funding Trust	11/05/03	392	10,587.26	4,150	2,941
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	1,008,540	104.75	1,056	1,089

252	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

SABMiller Holdings, Inc.	01/10/12	1,090,000	100.20	1,092	1,159
Washington Mutual Mortgage Pass Through Certificates	04/01/05	422,808	100.00	423	14

					8,814

Russell Short Duration Bond Fund - 0.6%
DG Funding Trust	11/05/03	219	10,537.12	2,307	1,643
FUEL Trust	06/14/11	1,190,000	100.00	1,190	1,212
Hutchison Whampoa International 11, Ltd.	01/10/12	1,500,000	99.52	1,493	1,527
Pernod-Ricard SA	01/05/12	2,070,000	99.83	2,067	2,107

					6,489

Russell Money Market Fund - 2.1%
AID to INH Portugal Guaranteed Notes, weekly demand	05/06/94	3,750,000	100.50	3,769	3,769

Illiquid securities and restricted securities may be priced by the Funds using fair valuation procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report	253

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

254	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2012 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2012

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 36 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2012 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 6.0%
Russell U.S. Core Equity Fund	747,599	21,067
Russell U.S. Quantitative Equity Fund	680,652	21,155

		42,222

Fixed Income - 77.8%
Russell Global Opportunistic Credit Fund	1,418,645	14,172
Russell Investment Grade Bond Fund	6,291,221	141,049
Russell Short Duration Bond Fund	6,547,597	126,500
Russell Strategic Bond Fund	24,510,946	268,395

		550,116

International Equities - 10.0%
Russell Global Equity Fund	4,156,947	35,376
Russell International Developed Markets Fund	1,254,628	35,405

		70,781

Real Assets - 6.0%
Russell Commodity Strategies Fund	1,434,713	14,032
Russell Global Infrastructure Fund	1,364,260	14,188
Russell Global Real Estate Securities Fund	406,020	14,312

		42,532

Total Investments - 99.8% (identified cost $656,023)		705,651

Other Assets and Liabilities, Net - 0.2%		1,408

Net Assets - 100.0%		707,059

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	1,951,120	54,983
Russell U.S. Quantitative Equity Fund	2,130,086	66,203
Russell U.S. Small Cap Equity Fund	958,418	22,331

		143,517

Fixed Income - 57.6%
Russell Global Opportunistic Credit Fund	2,216,233	22,140
Russell Investment Grade Bond Fund	9,776,355	219,186
Russell Strategic Bond Fund	36,100,977	395,306

		636,632

International Equities - 20.3%
Russell Emerging Markets Fund	1,923,430	34,179
Russell Global Equity Fund	10,489,515	89,266
Russell International Developed Markets Fund	3,560,944	100,490

		223,935

Real Assets - 9.1%
Russell Commodity Strategies Fund	3,372,395	32,982
Russell Global Infrastructure Fund	3,197,165	33,250
Russell Global Real Estate Securities Fund	966,441	34,067

		100,299

Total Investments - 100.0% (identified cost $1,031,362)		1,104,383

Other Assets and Liabilities, Net - 0.0%		144

Net Assets - 100.0%		1,104,527

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 23.3%
Russell U.S. Core Equity Fund	14,974,343	421,977
Russell U.S. Quantitative Equity Fund	12,245,888	380,602
Russell U.S. Small Cap Equity Fund	7,329,010	170,766

		973,345

Fixed Income - 37.7%
Russell Global Opportunistic Credit Fund	12,620,770	126,082
Russell Strategic Bond Fund	132,478,765	1,450,642

		1,576,724

International Equities - 29.1%
Russell Emerging Markets Fund	9,615,483	170,867
Russell Global Equity Fund	49,722,043	423,135
Russell International Developed Markets Fund	22,091,756	623,429

		1,217,431

Real Assets - 9.9%
Russell Commodity Strategies Fund	16,431,254	160,698
Russell Global Infrastructure Fund	12,149,093	126,351
Russell Global Real Estate Securities Fund	3,669,008	129,332

		416,381

Total Investments - 100.0% (identified cost $3,960,152)		4,183,881

Other Assets and Liabilities, Net - (0.0%)		(763)

Net Assets - 100.0%		4,183,118

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 29.1%
Russell U.S. Core Equity Fund	11,306,009	318,603
Russell U.S. Quantitative Equity Fund	9,431,121	293,119
Russell U.S. Small Cap Equity Fund	6,918,918	161,211

		772,933

Fixed Income - 18.6%
Russell Global Opportunistic Credit Fund	10,614,480	106,039
Russell Strategic Bond Fund	35,623,249	390,074

		496,113

International Equities - 38.4%
Russell Emerging Markets Fund	7,681,640	136,503
Russell Global Equity Fund	44,122,788	375,485
Russell International Developed Markets Fund	17,976,931	507,309

		1,019,297

Real Assets - 13.9%
Russell Commodity Strategies Fund	15,667,309	153,226
Russell Global Infrastructure Fund	10,260,584	106,710
Russell Global Real Estate Securities Fund	3,092,419	109,008

		368,944

Total Investments - 100.0% (identified cost $2,556,971)		2,657,287

Other Assets and Liabilities, Net - (0.0%)		(1,216)

Net Assets - 100.0%		2,656,071

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 36.0%
Russell U.S. Core Equity Fund	6,255,089	176,268
Russell U.S. Quantitative Equity Fund	5,310,904	165,063
Russell U.S. Small Cap Equity Fund	3,558,673	82,917

		424,248

Fixed Income - 5.0%
Russell Global Opportunistic Credit Fund	5,859,622	58,538

International Equities - 44.2%
Russell Emerging Markets Fund	4,719,878	83,872
Russell Global Equity Fund	19,471,576	165,703
Russell International Developed Markets Fund	9,641,936	272,096

		521,671

Real Assets - 14.9%
Russell Commodity Strategies Fund	7,043,840	68,889
Russell Global Infrastructure Fund	4,554,297	47,365
Russell Global Real Estate Securities Fund	1,694,059	59,715

		175,969

Total Investments - 100.1% (identified cost $1,149,978)		1,180,426

Other Assets and Liabilities, Net - (0.1%)		(607)

Net Assets - 100.0%		1,179,819

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 15.9%
Russell U.S. Core Equity Fund	135,971	3,832
Russell U.S. Quantitative Equity Fund	125,438	3,898
Russell U.S. Small Cap Equity Fund	67,881	1,582

		9,312

Fixed Income - 62.0%
Russell Investment Grade Bond Fund	520,130	11,661
Russell Short Duration Bond Fund	60,182	1,163
Russell Strategic Bond Fund	2,131,242	23,337

		36,161

International Equities - 16.3%
Russell Emerging Markets Fund	59,791	1,062
Russell Global Equity Fund	406,122	3,456
Russell International Developed Markets Fund	176,568	4,983

		9,501

Real Assets - 5.8%
Russell Commodity Strategies Fund	173,045	1,693
Russell Global Real Estate Securities Fund	48,597	1,713

		3,406

Total Investments - 100.0% (identified cost $53,370)		58,380

Other Assets and Liabilities, Net - (0.0%)		(20)

Net Assets - 100.0%		58,360

See accompanying notes which are an integral part of this quarterly report.

8	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 21.4%
Russell U.S. Core Equity Fund	818,263	23,059
Russell U.S. Quantitative Equity Fund	743,635	23,112
Russell U.S. Small Cap Equity Fund	375,903	8,758

		54,929

Fixed Income - 51.9%
Russell Investment Grade Bond Fund	1,373,908	30,803
Russell Strategic Bond Fund	9,389,409	102,814

		133,617

International Equities - 20.3%
Russell Emerging Markets Fund	351,696	6,250
Russell Global Equity Fund	2,060,856	17,538
Russell International Developed Markets Fund	1,006,719	28,409

		52,197

Real Assets - 6.4%
Russell Commodity Strategies Fund	891,341	8,718
Russell Global Real Estate Securities Fund	220,831	7,784

		16,502

Total Investments - 100.0% (identified cost $228,626)		257,245

Other Assets and Liabilities, Net - (0.0%)		(52)

Net Assets - 100.0%		257,193

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund	9

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 28.3%
Russell U.S. Core Equity Fund	228,338	6,434
Russell U.S. Quantitative Equity Fund	206,825	6,428
Russell U.S. Small Cap Equity Fund	93,373	2,176

		15,038

Fixed Income - 39.1%
Russell Strategic Bond Fund	1,898,321	20,787

International Equities - 25.5%
Russell Emerging Markets Fund	92,246	1,639
Russell Global Equity Fund	505,329	4,301
Russell International Developed Markets Fund	268,393	7,574

		13,514

Real Assets - 7.2%
Russell Commodity Strategies Fund	221,637	2,167
Russell Global Real Estate Securities Fund	46,410	1,636

		3,803

Total Investments - 100.1% (identified cost $47,587)		53,142

Other Assets and Liabilities, Net - (0.1%)		(27)

Net Assets - 100.0%		53,115

See accompanying notes which are an integral part of this quarterly report.

10	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 36.0%
Russell U.S. Core Equity Fund	1,089,608	30,705
Russell U.S. Quantitative Equity Fund	933,981	29,028
Russell U.S. Small Cap Equity Fund	492,889	11,485

		71,218

Fixed Income - 21.9%
Russell Strategic Bond Fund	3,960,235	43,364

International Equities - 32.4%
Russell Emerging Markets Fund	439,445	7,809
Russell Global Equity Fund	2,282,472	19,424
Russell International Developed Markets Fund	1,300,870	36,710

		63,943

Real Assets - 9.7%
Russell Commodity Strategies Fund	1,164,724	11,391
Russell Global Real Estate Securities Fund	220,842	7,785

		19,176

Total Investments - 100.0% (identified cost $174,164)		197,701

Other Assets and Liabilities, Net - (0.0%)		(42)

Net Assets - 100.0%		197,659

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund	11

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	151,802	4,278
Russell U.S. Quantitative Equity Fund	134,353	4,176
Russell U.S. Small Cap Equity Fund	66,639	1,552

		10,006

Fixed Income - 10.0%
Russell Strategic Bond Fund	219,107	2,399

International Equities - 37.1%
Russell Emerging Markets Fund	61,218	1,088
Russell Global Equity Fund	322,470	2,744
Russell International Developed Markets Fund	177,998	5,023

		8,855

Real Assets - 11.1%
Russell Commodity Strategies Fund	146,936	1,437
Russell Global Real Estate Securities Fund	34,266	1,208

		2,645

Total Investments - 100.1% (identified cost $20,880)		23,905

Other Assets and Liabilities, Net - (0.1%)		(23)

Net Assets - 100.0%		23,882

See accompanying notes which are an integral part of this quarterly report.

12	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	904,233	25,481
Russell U.S. Quantitative Equity Fund	800,302	24,873
Russell U.S. Small Cap Equity Fund	396,593	9,241

		59,595

Fixed Income - 10.0%
Russell Strategic Bond Fund	1,300,362	14,239

International Equities - 37.1%
Russell Emerging Markets Fund	363,607	6,461
Russell Global Equity Fund	1,923,002	16,365
Russell International Developed Markets Fund	1,060,766	29,935

		52,761

Real Assets - 11.0%
Russell Commodity Strategies Fund	869,030	8,499
Russell Global Real Estate Securities Fund	202,810	7,149

		15,648

Total Investments - 100.0% (identified cost $121,625)		142,243

Other Assets and Liabilities, Net - (0.0%)		(15)

Net Assets - 100.0%		142,228

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund	13

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	66,805	1,883
Russell U.S. Quantitative Equity Fund	58,959	1,832
Russell U.S. Small Cap Equity Fund	29,186	680

		4,395

Fixed Income - 10.1%
Russell Strategic Bond Fund	96,199	1,053

International Equities - 37.1%
Russell Emerging Markets Fund	26,673	474
Russell Global Equity Fund	141,399	1,204
Russell International Developed Markets Fund	77,863	2,197

		3,875

Real Assets - 11.0%
Russell Commodity Strategies Fund	64,374	630
Russell Global Real Estate Securities Fund	14,926	526

		1,156

Total Investments - 100.2% (identified cost $8,891)		10,479

Other Assets and Liabilities, Net - (0.2%)		(25)

Net Assets - 100.0%		10,454

See accompanying notes which are an integral part of this quarterly report.

14	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	86,248	2,430
Russell U.S. Quantitative Equity Fund	76,047	2,364
Russell U.S. Small Cap Equity Fund	37,672	878

		5,672

Fixed Income - 10.0%
Russell Strategic Bond Fund	123,365	1,351

International Equities - 37.1%
Russell Emerging Markets Fund	34,358	610
Russell Global Equity Fund	182,533	1,553
Russell International Developed Markets Fund	100,525	2,837

		5,000

Real Assets - 11.0%
Russell Commodity Strategies Fund	82,847	810
Russell Global Real Estate Securities Fund	19,224	678

		1,488

Total Investments - 100.2% (identified cost $10,333)		13,511

Other Assets and Liabilities, Net - (0.2%)		(24)

Net Assets - 100.0%		13,487

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund	15

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	6,652	187
Russell U.S. Quantitative Equity Fund	5,884	183
Russell U.S. Small Cap Equity Fund	2,952	69

		439

Fixed Income - 9.9%
Russell Strategic Bond Fund	9,512	104

International Equities - 37.1%
Russell Emerging Markets Fund	2,723	49
Russell Global Equity Fund	14,112	120
Russell International Developed Markets Fund	7,761	219

		388

Real Assets - 11.0%
Russell Commodity Strategies Fund	6,328	62
Russell Global Real Estate Securities Fund	1,517	53

		115

Total Investments - 100.0% (identified cost $1,017)		1,046

Other Assets and Liabilities, Net - (0.0%)		(—)

Net Assets - 100.0%		1,046

See accompanying notes which are an integral part of this quarterly report.

16	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — January 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	158,129	4,456
Russell U.S. Quantitative Equity Fund	154,263	4,795
Russell U.S. Small Cap Equity Fund	64,005	1,491

		10,742

Fixed Income - 67.9%
Russell Investment Grade Bond Fund	735,544	16,491
Russell Short Duration Bond Fund	340,580	6,580
Russell Strategic Bond Fund	3,016,158	33,027

		56,098

International Equities - 13.9%
Russell Emerging Markets Fund	56,525	1,004
Russell Global Equity Fund	546,393	4,650
Russell International Developed Markets Fund	206,175	5,818

		11,472

Real Assets - 5.2%
Russell Commodity Strategies Fund	219,072	2,143
Russell Global Real Estate Securities Fund	61,511	2,168

		4,311

Total Investments - 100.0% (identified cost $72,259)		82,623

Other Assets and Liabilities, Net - (0.0%)		(32)

Net Assets - 100.0%		82,591

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 36 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several other RIC funds (the “Underlying Funds”) as set forth in the table below. The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Domestic Equity Funds
Russell U.S. Core Equity Fund	3%	5%	10%	12%	15%
Russell U.S. Quantitative Equity Fund	3	6	9	11	14
Russell U.S. Small Cap Equity Fund	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	7
Russell Global Equity Fund	5	8	10	14	14
Russell International Developed Markets Fund	5	9	15	19	23
Real Asset Funds
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011, as supplemented through December 20, 2011

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the fixed income Underlying Funds, 26%

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

exposure to domestic and international equity Underlying Funds and 6% to the real asset Underlying Funds. This means 32% of the investment will be exposed to the equity and real asset Underlying Funds, and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Funds may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Domestic Equity Funds
Russell U.S. Core Equity Fund	7%	9%	13%	17%	18%
Russell U.S. Quantitative Equity Fund	7	9	13	16	17
Russell U.S. Small Cap Equity Fund	3	4	4	6	7
Fixed Income Funds
Russell Investment Grade Bond Fund	20	10	—	—	—
Russell Short Duration Bond Fund	—	—	—	—	—
Russell Strategic Bond Fund	40	40	36	17	10
International Equity Funds
Russell Emerging Markets Fund	2	3	3	4	5
Russell Global Equity Fund	6	7	9	10	11
Russell International Developed Markets Fund	9	11	15	20	21
Real Asset Funds
Russell Commodity Strategies Fund	3	4	4	6	6
Russell Global Real Estate Securities Fund	3	3	3	4	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Domestic Equity Funds
Russell U.S. Core Equity Fund	18%	18%	18%	18%	5%
Russell U.S. Quantitative Equity Fund	17	17	17	17	6
Russell U.S. Small Cap Equity Fund	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
Real Asset Funds
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Global Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011, as supplemented through December 20, 2011

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted prices in non-active markets or prices derived from market data

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended January 31, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2012 (Unaudited)

3.	Federal Income Taxes

At January 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$662,252,234	$1,042,608,257	$4,031,780,179	$2,594,395,434	$1,201,448,679

Unrealized Appreciation	$43,656,340	$62,793,303	$203,253,368	$112,990,896	$41,014,653
Unrealized Depreciation	(257,486)	(1,018,491)	(51,152,636)	(50,098,978)	(62,037,503)

Net Unrealized Appreciation (Depreciation)	$43,398,854	$61,774,812	$152,100,732	$62,891,918	$(21,022,850)

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$53,852,589	$233,368,831	$48,131,232	$176,443,944	$21,130,197

Unrealized Appreciation	$4,578,295	$24,864,999	$5,067,390	$23,320,505	$2,819,459
Unrealized Depreciation	(51,076)	(988,672)	(56,565)	(2,063,257)	(44,182)

Net Unrealized Appreciation (Depreciation)	$4,527,219	$23,876,327	$5,010,825	$21,257,248	$2,775,277

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$123,599,550	$9,026,089	$10,462,033	$1,017,825	$74,054,220

Unrealized Appreciation	$19,549,343	$1,465,831	$3,066,832	$39,761	$8,619,617
Unrealized Depreciation	(905,615)	(13,215)	(17,664)	(11,493)	(50,825)

Net Unrealized Appreciation (Depreciation)	$18,643,728	$1,452,616	$3,049,168	$28,268	$8,568,792

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

22	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date	: March 30, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	March 30, 2012